UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street,

Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: May 31

Date of reporting period: May 31, 2021

Item 1. Reports to Stockholders

VALIC Company I

Annual Report, May 31, 2021

VALIC Company I

ANNUAL REPORT MAY 31, 2021

VALIC Company I

PRESIDENT’S LETTER

Dear Valued Investor:

We are pleased to provide you with the following Annual Report for VALIC Company I consisting of investment portfolio information and financial statements for the period ended May 31, 2021. We encourage you to carefully read this report.

We continue to believe that maintaining a well-diversified investment portfolio focused on the long-term can help smooth the inevitable ups-and-downs of market performance. Your financial advisor can assist by reviewing your financial situation and tax considerations to develop a plan that employs appropriate investment strategies and a diversified allocation among asset classes.

Our highest priority is to assist you in improving the likelihood of reaching your long-term investment goals.

Thank you for your investment.

Sincerely,

John T. Genoy,

President VALIC Company I

Note: All performance figures quoted are for the VALIC Company I Funds. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 591/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

1

VALIC Company I

EXPENSE EXAMPLE — May 31, 2021 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at December 1, 2020 and held until May 31, 2021. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRAs”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA document for more details on the fees associated with the Variable Contract, Plans or IRAs.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months ended May 31, 2021” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months ended May 31, 2021” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended May 31, 2021” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months ended May 31, 2021” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended May 31, 2021” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRAs. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company I

EXPENSE EXAMPLE — May 31, 2021 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at December 1, 2020	Ending Account Value Using Actual Return at May 31, 2021	Expenses Paid During the Six Months Ended May 31, 2021	Beginning Account Value at December 1, 2020	Ending Account Value Using a Hypothetical 5% Annual Return at May 31, 2021	Expenses Paid During the Six Months Ended May 31, 2021	Annualized Expense Ratio*
Aggressive Growth Lifestyle#	$1,000.00	1,161.28	0.54	$1,000.00	1,024.43	0.50	0.10%
Asset Allocation	$1,000.00	1,116.59	4.38	$1,000.00	1,020.79	4.18	0.83%
Blue Chip Growth	$1,000.00	1,087.08	4.21	$1,000.00	1,020.89	4.08	0.81%
Capital Appreciation#	$1,000.00	1,161.59	4.53	$1,000.00	1,020.74	4.23	0.84%
Conservative Growth Lifestyle#	$1,000.00	1,082.14	0.52	$1,000.00	1,024.43	0.50	0.10%
Core Bond#	$1,000.00	988.61	3.72	$1,000.00	1,021.19	3.78	0.75%
Dividend Value#	$1,000.00	1,215.34	3.70	$1,000.00	1,021.59	3.38	0.67%
Dynamic Allocation#	$1,000.00	1,082.54	1.66	$1,000.00	1,023.34	1.61	0.32%
Emerging Economies	$1,000.00	1,177.36	4.72	$1,000.00	1,020.59	4.38	0.87%
Global Real Estate	$1,000.00	1,148.89	4.61	$1,000.00	1,020.64	4.33	0.86%
Global Strategy#.	$1,000.00	1,090.21	3.54	$1,000.00	1,021.54	3.43	0.68%
Government Money Market I#	$1,000.00	1,000.05	0.15	$1,000.00	1,024.78	0.15	0.03%
Government Securities	$1,000.00	977.75	3.21	$1,000.00	1,021.69	3.28	0.65%
Growth#	$1,000.00	1,098.94	3.35	$1,000.00	1,021.74	3.23	0.64%
High Yield Bond#	$1,000.00	1,036.16	4.67	$1,000.00	1,020.34	4.63	0.92%
Inflation Protected#	$1,000.00	1,011.47	2.61	$1,000.00	1,022.34	2.62	0.52%
International Equities Index	$1,000.00	1,153.36	2.09	$1,000.00	1,022.99	1.97	0.39%
International Government Bond	$1,000.00	983.97	3.17	$1,000.00	1,021.74	3.23	0.64%
International Growth#	$1,000.00	1,184.53	4.47	$1,000.00	1,020.84	4.13	0.82%
International Opportunities#	$1,000.00	1,113.73	6.27	$1,000.00	1,019.00	5.99	1.19%
International Socially Responsible	$1,000.00	1,154.01	3.44	$1,000.00	1,021.74	3.23	0.64%
International Value#	$1,000.00	1,201.71	4.01	$1,000.00	1,021.29	3.68	0.73%
Large Capital Growth	$1,000.00	1,142.16	3.95	$1,000.00	1,021.24	3.73	0.74%
Mid Cap Index	$1,000.00	1,264.14	1.92	$1,000.00	1,023.24	1.72	0.34%
Mid Cap Strategic Growth	$1,000.00	1,157.02	4.14	$1,000.00	1,021.09	3.88	0.77%
Mid Cap Value#	$1,000.00	1,277.58	5.91	$1,000.00	1,019.75	5.24	1.04%
Moderate Growth Lifestyle#	$1,000.00	1,130.27	0.53	$1,000.00	1,024.43	0.50	0.10%
Nasdaq -100® Index	$1,000.00	1,117.14	2.74	$1,000.00	1,022.34	2.62	0.52%
Science & Technology#	$1,000.00	1,116.45	5.12	$1,000.00	1,020.09	4.89	0.97%
Small Cap Growth#	$1,000.00	1,066.27	5.67	$1,000.00	1,019.45	5.54	1.10%
Small Cap Index	$1,000.00	1,250.84	2.30	$1,000.00	1,022.89	2.07	0.41%
Small Cap Special Values	$1,000.00	1,355.08	5.11	$1,000.00	1,020.59	4.38	0.87%
Small Cap Value#	$1,000.00	1,394.31	5.97	$1,000.00	1,019.95	5.04	1.00%
Stock Index#	$1,000.00	1,167.87	1.57	$1,000.00	1,023.49	1.46	0.29%
Systematic Core#	$1,000.00	1,179.19	3.53	$1,000.00	1,021.69	3.28	0.65%
Systematic Value#	$1,000.00	1,244.45	2.85	$1,000.00	1,022.39	2.57	0.51%
U.S. Socially Responsible	$1,000.00	1,170.53	3.25	$1,000.00	1,021.94	3.02	0.60%

*

Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administrative fees charged by your Plan/IRA sponsor.

#

During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended May 31, 2021” and the “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended May 31, 2021” and the “Annualized Expense Ratio” would have been lower.

3

VALIC Company I Aggressive Growth Lifestyle Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	55.5%
International Equity Investment Companies	28.6
Domestic Fixed Income Investment Companies	12.1
Domestic Money Market Investment Companies	2.0
International Fixed Income Investment Companies	1.8

100.0%

*	Calculated as a percentage of net assets

4

VALIC Company I Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 55.5%
VALIC Co. I Blue Chip Growth Fund	534	$13,423
VALIC Co. I Capital Appreciation Fund	1,423,899	30,870,138
VALIC Co. I Dividend Value Fund	3,140,756	41,395,162
VALIC Co. I Large Capital Growth Fund	701,676	14,749,225
VALIC Co. I Mid Cap Index Fund	830,591	25,914,450
VALIC Co. I Mid Cap Strategic Growth Fund	1,095,449	25,370,606
VALIC Co. I Mid Cap Value Fund	1,941,990	43,131,604
VALIC Co. I Nasdaq-100 Index Fund	264,516	6,348,394
VALIC Co. I Science & Technology Fund	540,792	21,290,975
VALIC Co. I Small Cap Growth Fund	385,633	8,811,723
VALIC Co. I Small Cap Index Fund	782,609	18,375,648
VALIC Co. I Small Cap Special Values Fund	748,913	10,679,501
VALIC Co. I Small Cap Value Fund	965,126	15,027,011
VALIC Co. I Stock Index Fund	1,174,235	61,846,976
VALIC Co. I Systematic Core Fund	546,646	14,546,252
VALIC Co. I Systematic Value Fund	5,207,528	68,322,770

Total Domestic Equity Investment Companies
(cost $337,248,390)		406,693,858

Domestic Fixed Income Investment Companies — 12.1%
VALIC Co. I Core Bond Fund	3,275,119	37,238,100
VALIC Co. I Government Securities Fund	194,362	2,095,217
VALIC Co. I High Yield Bond Fund	1,953,084	14,999,681
VALIC Co. I Inflation Protected Fund	2,884,232	34,553,103

Total Domestic Fixed Income Investment Companies
(cost $86,055,807)		88,886,101

Security Description	Shares	Value (Note 2)

Domestic Money Market Investment Companies — 2.0%
VALIC Co. I Government Money Market I Fund(2)
(cost $14,321,389)	14,321,389	$14,321,389
International Equity Investment Companies — 28.6%
VALIC Co. I Emerging Economies Fund	4,169,362	44,862,338
VALIC Co. I Global Real Estate Fund	2,825,138	23,024,874
VALIC Co. I International Equities Index Fund	6,784,841	57,196,210
VALIC Co. I International Growth Fund	773,465	14,811,864
VALIC Co. I International Opportunities Fund	1,760,275	40,609,546
VALIC Co. I International Value Fund	2,540,389	29,138,261

Total International Equity Investment Companies
(cost $175,945,280)		209,643,093

International Fixed Income Investment Companies — 1.8%
VALIC Co. I International Government Bond Fund
(cost $12,605,592)	1,076,387	13,401,015

TOTAL INVESTMENTS
(cost $626,176,458)(3)	100.0%	732,945,456
Liabilities in excess of other assets	(0.0)	(116,761)

NET ASSETS	100.0%	$732,828,695

#

The Aggressive Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports are available at our website, www.valic.com.

(1)	See Note 3.
(2)	The 7-day yield as of May 31, 2021 is 0.01%.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31,2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies……………………	$732,945,456	$—	$—	$732,945,456

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

5

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — May 31, 2021 ( unaudited)

Industry Allocation*

United States Treasury Notes	9.0%
Diversified Financial Services	7.1
Web Portals/ISP	4.2
Applications Software	4.1
Medical — Drugs	3.8
Electric — Integrated	3.7
Computers	3.3
E-Commerce/Products	3.3
Diversified Banking Institutions	2.9
Repurchase Agreements	2.9
Finance — Credit Card	2.9
Government National Mtg. Assoc.	2.8
Banks — Super Regional	2.8
Semiconductor Components — Integrated Circuits	2.8
Real Estate Investment Trusts	2.5
Diversified Manufacturing Operations	2.2
Transport — Rail	2.1
United States Treasury Bonds	2.0
Banks — Commercial	2.0
Retail — Restaurants	2.0
Beverages — Non-alcoholic	1.9
Chemicals — Diversified	1.7
Federal National Mtg. Assoc.	1.7
Medical Instruments	1.6
Commercial Services — Finance	1.6
Auto — Cars/Light Trucks	1.6
Uniform Mtg. Backed Securities	1.3
Pharmacy Services	1.3
Retail — Building Products	1.1
Hotels/Motels	1.1
Semiconductor Equipment	1.1
Computer Services	1.1
Aerospace/Defense	1.0
Internet Content — Entertainment	1.0
Investment Management/Advisor Services	0.9
Cable/Satellite TV	0.9
Electronic Components — Semiconductors	0.9
Medical — Biomedical/Gene	0.9
Federal Home Loan Mtg. Corp.	0.8
Retail — Apparel/Shoe	0.7
Pipelines	0.7
Insurance — Property/Casualty	0.6
Retail — Auto Parts	0.5
Enterprise Software/Service	0.4
Telephone — Integrated	0.4
Containers — Metal/Glass	0.4
Tools — Hand Held	0.4
Internet Application Software	0.4
Finance — Leasing Companies	0.4
Brewery	0.4
Oil Companies — Exploration & Production	0.3
Airlines	0.3
Registered Investment Companies	0.3
Independent Power Producers	0.3
Medical — Generic Drugs	0.2
Chemicals — Specialty	0.2
Medical — Hospitals	0.2
Food — Meat Products	0.2
Retail — Convenience Store	0.2
Cellular Telecom	0.1
Oil Companies — Integrated	0.1
Multimedia	0.1
Drug Delivery Systems	0.1
Insurance — Life/Health	0.1
Electric — Generation	0.1
Tobacco	0.1
Gas — Distribution	0.1
Oil — Field Services	0.1
Food — Misc./Diversified	0.1

Food — Wholesale/Distribution	0.1
Software Tools	0.1
Rental Auto/Equipment	0.1
Broadcast Services/Program	0.1
Building — Residential/Commercial	0.1
Finance — Investment Banker/Broker	0.1
Retail — Discount	0.1
Metal — Diversified	0.1
Insurance — Mutual	0.1
Electric — Distribution	0.1
Medical Products	0.1

101.5%

*	Calculated as a percentage of net assets

6

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 60.9%
Aerospace/Defense — 0.7%
Northrop Grumman Corp.	2,969	$1,086,268

Applications Software — 4.1%
Microsoft Corp.	25,568	6,383,818

Auto - Cars/Light Trucks — 1.1%
Tesla, Inc.†	2,704	1,690,595

Banks - Commercial — 1.9%
SVB Financial Group†	558	325,253
Truist Financial Corp.	41,400	2,557,692

		2,882,945

Banks - Super Regional — 2.5%
US Bancorp	28,540	1,734,661
Wells Fargo & Co.	45,459	2,123,845

		3,858,506

Beverages - Non-alcoholic — 1.8%
Coca-Cola Co.	50,678	2,801,987

Brewery — 0.1%
Constellation Brands, Inc., Class A	401	96,128

Cable/Satellite TV — 0.4%
Charter Communications, Inc., Class A†	850	590,351

Chemicals - Diversified — 1.6%
Eastman Chemical Co.	10,091	1,265,412
PPG Industries, Inc.	7,131	1,281,583

		2,546,995

Commercial Services - Finance — 1.6%
Affirm Holdings, Inc.†	2,869	174,464
FleetCor Technologies, Inc.†	3,861	1,059,613
S&P Global, Inc.	3,070	1,164,973

		2,399,050

Computer Services — 0.9%
Leidos Holdings, Inc.	13,930	1,431,307

Computers — 3.2%
Apple, Inc.	39,779	4,956,861

Containers - Metal/Glass — 0.4%
Crown Holdings, Inc.	5,988	618,201

Diversified Banking Institutions — 1.3%
Morgan Stanley	21,457	1,951,514

Diversified Manufacturing Operations — 2.0%
Eaton Corp. PLC	20,788	3,019,457

E-Commerce/Products — 3.3%
Amazon.com, Inc.†	1,585	5,108,566

Electric - Integrated — 2.8%
NextEra Energy, Inc.	35,732	2,616,297
Xcel Energy, Inc.	23,213	1,645,337

		4,261,634

Electronic Components - Semiconductors — 0.6%
Advanced Micro Devices, Inc.†	11,859	949,669

Enterprise Software/Service — 0.3%
Ceridian HCM Holding, Inc.†	5,119	457,946

Finance - Credit Card — 2.8%
Mastercard, Inc., Class A	12,075	4,354,003

Hotels/Motels — 1.1%
Marriott International, Inc., Class A†	12,394	1,779,531

Security Description	Shares	Value (Note 2)

Insurance - Property/Casualty — 0.6%
Progressive Corp.	9,522	$943,440

Internet Application Software — 0.4%
Shopify, Inc., Class A†	453	563,020

Internet Content - Entertainment — 1.0%
Facebook, Inc., Class A†	3,746	1,231,422
Netflix, Inc.†	522	262,467

		1,493,889

Investment Management/Advisor Services — 0.9%
Ameriprise Financial, Inc.	5,187	1,347,790

Medical Instruments — 1.6%
Boston Scientific Corp.†	34,292	1,459,125
Intuitive Surgical, Inc.†	1,236	1,040,934

		2,500,059

Medical - Biomedical/Gene — 0.6%
Biogen, Inc.†	1,217	325,523
Regeneron Pharmaceuticals, Inc.†	1,116	560,712

		886,235

Medical - Drugs — 3.5%
AbbVie, Inc.	21,370	2,419,084
Bristol - Myers Squibb Co.	26,332	1,730,539
Eli Lilly & Co.	6,307	1,259,760

		5,409,383

Oil Companies - Exploration & Production — 0.2%
Pioneer Natural Resources Co.	1,834	279,116

Pharmacy Services — 1.1%
Cigna Corp.	6,589	1,705,563

Real Estate Investment Trusts — 1.7%
Prologis, Inc.	22,963	2,705,960

Retail - Apparel/Shoe — 0.7%
Ross Stores, Inc.	8,030	1,014,912

Retail - Auto Parts — 0.4%
O’Reilly Automotive, Inc.†	1,137	608,431

Retail - Building Products — 1.1%
Lowe’s Cos., Inc.	8,803	1,715,088

Retail - Restaurants — 2.0%
McDonald’s Corp.	10,269	2,401,816
Yum! Brands, Inc.	5,333	639,800

		3,041,616

Semiconductor Components - Integrated Circuits — 2.8%
Analog Devices, Inc.	17,477	2,876,714
NXP Semiconductors NV	6,854	1,449,073

		4,325,787

Semiconductor Equipment — 1.1%
ASML Holding NV	1,691	1,142,220
Lam Research Corp.	912	592,663

		1,734,883

Tools - Hand Held — 0.4%
Stanley Black & Decker, Inc.	2,658	576,254

Transport - Rail — 2.1%
Norfolk Southern Corp.	11,293	3,172,204

Web Portals/ISP — 4.2%
Alphabet, Inc., Class A†	2,754	6,490,765

Total Common Stocks
(cost $83,905,891)		93,739,727

7

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Banks - Super Regional — 0.0%
Wells Fargo & Co. Series BB 3.90% due 03/15/2026(1)	$30,000	$30,751

Diversified Banking Institutions — 0.0%
Citigroup, Inc. 3.88% due 02/18/2026(1)	15,000	15,095

Finance - Investment Banker/Broker — 0.1%
Charles Schwab Corp. Series I 4.00% due 06/01/2026(1)	40,000	41,600
Charles Schwab Corp. Series H 4.00% due 12/01/2030(1)	47,000	47,235

		88,835

Total Preferred Securities/Capital Securities
(cost $134,177)		134,681

ASSET BACKED SECURITIES — 7.1%
Diversified Financial Services — 7.1%
ACRE Commercial Mtg., Ltd. FRS Series 2021-FL4, Class A 0.93% (1 ML+0.83%) due 12/18/2037*(2)	175,000	174,345
ACRE Commercial Mtg., Ltd. FRS Series 2021-FL4, Class AS 1.20% (1 ML+1.10%) due 12/18/2037*(2)	110,000	109,451
Affirm Asset Securitization Trust Series 2021-A, Class A 0.88% due 08/15/2025*	145,000	145,268
Ajax Mtg. Loan Trust Series 2021-B, Class A 2.24% due 06/25/2066*(8)	147,245	147,153
American Credit Acceptance Receivables Trust Series 2021-1, Class A 0.35% due 05/13/2024*	150,384	150,427
American Credit Acceptance Receivables Trust Series 2021-1, Class B 0.61% due 03/13/2025*	45,000	45,013
Bayview Opportunity Master Fund IVb Trust 0.01% due 01/10/2031(3)	116,269	116,269
BPR Trust FRS Series 2021-KEN, Class A 1.37% (1 ML+1.25%) due 02/15/2029*(2)	145,000	145,000
Business Jet Securities LLC Series 2021-1A, Class A 2.16% due 04/15/2036*	120,346	120,828
Business Jet Securities LLC Series 2021-1A, Class B 2.92% due 04/15/2036*	155,554	157,091
BVRT Financing Trust 0.01% due 11/10/2032(3)	81,290	81,290
BVRT Financing Trust Series 2021-2F, Class M1 1.57% due 01/10/2032(3)	97,808	97,808
Cascade Funding Mtg. Trust VRS Series 2021-HB5, Class A 0.80% due 02/25/2031*(4)(7)	183,807	183,721
Cascade MH Asset Trust Series 2021-MH1, Class A1 1.75% due 02/25/2046*(4)	171,802	173,246

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services — (continued)
CF Hippolyta LLC Series 2021-1A, Class A1 1.53% due 03/15/2061*	$100,000	$100,960
CPS Auto Receivables Trust Series 2021-A, Class A 0.35% due 01/16/2024*	108,224	108,249
CPS Auto Receivables Trust Series 2021-A, Class B 0.61% due 02/18/2025*	105,000	105,196
CPS Auto Receivables Trust Series 2021-A, Class C 0.83% due 09/15/2026*	300,000	300,273
CPS Auto Receivables Trust Series 2021-B, Class C 1.23% due 03/15/2027*	100,000	100,173
Credit Acceptance Auto Loan Trust Series 2021-2A, Class A 0.96% due 02/15/2030*	250,000	251,213
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A 1.35% due 02/16/2027*	57,083	57,117
Crossroads Asset Trust Series 2021-A, Class A1 0.37% due 12/20/2021*	59,638	59,649
Crossroads Asset Trust Series 2021-A, Class A2 0.82% due 03/20/2024*	100,000	100,120
Crossroads Asset Trust Series 2021-A, Class B 1.12% due 06/20/2025*	205,000	205,396
CSMC Trust VRS Series 2021-RPL1, Class A1 1.67% due 09/27/2060*(4)(7)	175,661	175,644
DataBank Issuer LLC Series 2021-1A, Class A2 2.06% due 02/27/2051*	175,000	176,868
Diamond Resorts Owner Trust Series 2021-1A, Class A 1.51% due 11/21/2033*	193,897	195,234
Drive Auto Receivables Trust Series 2017-1, Class D 3.84% due 03/15/2023	23,430	23,576
DT Auto Owner Trust Series 2021-1A, Class A 0.35% due 01/15/2025*	78,821	78,860
DT Auto Owner Trust Series 2021-1A, Class C 0.84% due 10/15/2026*	50,000	50,023
DT Auto Owner Trust Series 2019-4A, Class D 2.85% due 07/15/2025*	85,000	88,198
Exeter Automobile Receivables Trust Series 2021-1A, Class A3 0.34% due 03/15/2024	60,000	60,028
Exeter Automobile Receivables Trust Series 2021-1A, Class B 0.50% due 02/18/2025	145,000	145,160
Exeter Automobile Receivables Trust Series 2021-1A, Class C 0.74% due 01/15/2026	240,000	240,080
Exeter Automobile Receivables Trust Series 2021-2A, Class C 0.98% due 06/15/2026	95,000	95,128

8

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services — (continued)
FHF Trust Series 2021-1A, Class A 1.27% due 03/15/2027*	$65,698	$65,752
Finance of America HECM Buyout VRS Series 2021-HB1, Class A 0.88% due 02/25/2031*(7)	108,052	108,119
Flagship Credit Auto Trust Series 2021-1, Class A 0.31% due 06/16/2025*	102,265	102,246
Flagship Credit Auto Trust Series 2021-2, Class A 0.37% due 12/15/2026*	250,000	250,010
Flagship Credit Auto Trust Series 2021-1, Class B 0.68% due 02/16/2027*	65,000	64,889
Freed ABS Trust Series 2021-1CP, Class A 0.66% due 03/20/2028*	79,621	79,653
Freedom Financial Trust Series 2021-2, Class B 1.03% due 06/19/2028*	100,000	100,208
Legacy Mtg. Asset Trust Series 2021-GS1, Class A1 1.89% due 10/25/2066*(4)(8)	106,643	106,959
LHOME Mtg. Trust VRS Serie 2021-RTL1, Class A1 2.09% due 09/25/2026*(4)(7)	200,000	200,472
Mariner Finance Issuance Trust Series 2021-AA, Class A 1.86% due 03/20/2036*	130,000	130,985
Marlette Funding Trust Series 2021-1A, Class B 1.00% due 06/16/2031*	101,000	101,267
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	140,000	140,513
NRZ Excess Spread-Collateralized Notes Series 2021-FNT1, Class A 2.98% due 03/25/2026*	136,180	135,675
NRZ Excess Spread-Collateralized Notes Series 2021-FNT2, Class A 3.23% due 05/25/2026*	210,000	210,118
Octane Receivables Trust Series 2021-1A, Class A 0.93% due 03/22/2027*	115,000	115,159
Oportun Funding XIV LLC Series 2021-A, Class A 1.21% due 03/08/2028*	100,000	100,280
Oportun Funding XIV LLC Series 2021-A, Class B 1.76% due 03/08/2028*	245,000	244,249
Oportun Issuance Trust Series 2021-B, Class A 1.47% due 05/08/2031*	255,000	256,537
Pagaya AI Debt Selection Trust Series 2021-1, Class A 1.18% due 11/15/2027*	435,000	435,855
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A 1.22% due 01/16/2029*	205,000	205,079
Pretium Mtg. Credit Partners I LLC Series 2021-NPL1, Class A1 2.24% due 09/27/2060*(4)(8)	235,700	235,972

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services — (continued)
Progress Residential Trust Series 2021-SFR2, Class D 2.20% due 04/19/2038*	$267,000	$266,787
PRPM LLC VRS Series 2021-2, Class A1 2.12% due 03/25/2026*(4)(7)	250,857	251,593
Regional Management Issuance Trust Series 2021-1, Class A 1.68% due 03/17/2031*	125,000	125,340
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(4)(7)	240,000	244,935
United Auto Credit Securitization Trust Series 2021-1, Class C 0.84% due 06/10/2026*	115,000	115,030
Upstart Pass-Through Trust Series 2021-ST2, Class A 2.50% due 04/20/2027*	94,563	95,757
Upstart Securitization Trust Series 2021-1, Class A 0.87% due 03/20/2031*	130,273	130,477
VCAT LLC Series 2021-NPL2, Class A1 2.12% due 03/27/2051*(4)(8)	94,400	94,454
Veros Auto Receivables Trust Series 2021-1, Class A 0.92% due 10/15/2026*	125,000	125,036
VOLT XCII LLC Series 2021-NPL1, Class A1 1.89% due 02/27/2051*(4)(8)	102,661	102,748
VOLT XCIII LLC Series 2021-NPL2, Class A1 1.89% due 02/27/2051*(4)(8)	303,959	302,683
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(4)(8)	260,167	260,621
VOLT XCV LLC Series 2021-NPL4, Class A1 2.24% due 03/27/2051*(4)(8)	218,619	218,604
VOLT XCVI LLC Series 2021-NPL5, Class A1 2.12% due 03/27/2051*(4)(8)	197,439	197,446
VOLT XCVII LLC Series 2021-NPL6, Class A1 2.24% due 04/25/2051*(4)(8)	223,585	223,760
Westlake Automobile Receivables Trust Series 2021-1A, Class C 0.95% due 03/16/2026*	190,000	190,301

Total Asset Backed Securities
(cost $10,884,286)		10,899,624

U.S. CORPORATE BONDS & NOTES — 11.3%
Aerospace/Defense — 0.3%
Boeing Co. Senior Notes 1.43% due 02/04/2024	10,000	10,034
Boeing Co. Senior Notes 2.20% due 02/04/2026	5,000	5,022
Boeing Co. Senior Notes 2.70% due 02/01/2027	270,000	279,718
Boeing Co. Senior Notes 3.45% due 11/01/2028	19,000	20,069

9

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense — (continued)
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	$68,000	$75,535
Raytheon Technologies Corp. Senior Notes 2.25% due 07/01/2030	86,000	85,874

		476,252

Agricultural Operations — 0.0%
Bunge Ltd. Finance Corp. Company Guar. Notes 2.75% due 05/14/2031	45,000	44,995

Airlines — 0.3%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	119,495	121,594
American Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	113,503	114,157
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	28,524	28,825
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-2, Class B 3.50% due 11/01/2029	53,747	52,740
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class B 3.65% due 04/07/2027	56,019	55,531
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 3.65% due 07/07/2027	61,674	61,206
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 3.70% due 09/01/2031	39,756	40,478

		474,531

Applications Software — 0.0%
Roper Technologies, Inc. Senior Notes 1.75% due 02/15/2031#	57,000	53,599

Auto - Cars/Light Trucks — 0.5%
General Motors Co. Senior Notes 6.80% due 10/01/2027	121,000	152,813
Hyundai Capital America Senior Notes 2.38% due 10/15/2027*	120,000	122,236
Hyundai Capital America Senior Notes 2.65% due 02/10/2025*	37,000	38,606
Hyundai Capital America Senior Notes 3.00% due 02/10/2027*	200,000	211,715
Nissan Motor Acceptance Corp. Senior Notes 2.80% due 01/13/2022*	186,000	188,453

		713,823

Security Description	Principal Amount	Value (Note 2)

Banks - Super Regional — 0.3%
KeyCorp Senior Notes 2.25% due 04/06/2027	$140,000	$145,647
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	154,000	153,913
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	131,000	147,534

		447,094

Beverages - Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	94,000	100,019

Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 06/01/2030	160,000	175,435
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	239,000	251,143

		426,578

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.63% due 05/15/2030#	94,000	100,534

Building Products - Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 2.50% due 03/15/2030	57,000	57,546

Building Products - Wood — 0.0%
Masco Corp. Senior Notes 2.00% due 10/01/2030	57,000	54,827

Building - Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 5.00% due 06/15/2027	84,000	97,348

Cable/Satellite TV — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.80% due 04/01/2031	180,000	179,583
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	35,000	33,594
Comcast Corp. Company Guar. Notes 1.50% due 02/15/2031	170,000	158,144
Comcast Corp. Company Guar. Notes 2.80% due 01/15/2051	88,000	81,136
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	154,000	159,091
Cox Communications, Inc. Company Guar. Notes 1.80% due 10/01/2030*	142,000	133,269

		744,817

10

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.1%
T-Mobile USA, Inc. Senior Sec. Notes 2.55% due 02/15/2031	$142,000	$140,756
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041	87,000	81,589

		222,345

Chemicals - Diversified — 0.1%
LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	140,000	140,512
PPG Industries, Inc. Senior Notes 1.20% due 03/15/2026	20,000	19,936

		160,448

Chemicals - Specialty — 0.2%
International Flavors & Fragrances, Inc. Senior Notes 2.30% due 11/01/2030*	85,000	83,289
International Flavors & Fragrances, Inc. Company Guar. Notes 3.47% due 12/01/2050*	154,000	153,095

		236,384

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	105,000	118,786
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031*	141,000	134,831

		253,617

Computer Software — 0.0%
Citrix Systems, Inc. Senior Notes 1.25% due 03/01/2026	10,000	9,876

Computers — 0.1%
Dell International LLC/EMC Corp. Senior Sec. Notes 6.20% due 07/15/2030*	141,000	176,744

Containers - Paper/Plastic — 0.0%
Graphic Packaging International LLC Senior Sec. Notes 1.51% due 04/15/2026*#	33,000	32,970

Diversified Banking Institutions — 1.3%
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	144,000	136,333
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	149,000	165,189
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	309,000	340,885
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	271,000	298,667
Citigroup, Inc. Senior Notes 3.88% due 01/24/2039	67,000	74,571

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions — (continued)
Goldman Sachs Group, Inc. Senior Notes 0.67% due 03/08/2024	$96,000	$96,273
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	40,000	44,252
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	440,000	494,634
Morgan Stanley Senior Notes 0.53% due 01/25/2024	40,000	40,086
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	150,000	168,970
Morgan Stanley Senior Notes 4.46% due 04/22/2039	171,000	205,256

		2,065,116

Diversified Manufacturing Operations — 0.2%
Eaton Corp. Company Guar. Notes 4.15% due 11/02/2042	67,000	77,505
General Electric Co. Senior Notes 3.45% due 05/01/2027	169,000	186,115

		263,620

Drug Delivery Systems — 0.1%
Becton Dickinson & Co. Senior Notes 4.67% due 06/06/2047	183,000	219,413

Electric - Distribution — 0.1%
New England Power Co. Senior Notes 2.81% due 10/06/2050*	58,000	51,907
Oklahoma Gas and Electric Co. Senior Notes 0.55% due 05/26/2023	20,000	20,007

		71,914

Electric - Generation — 0.1%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	174,000	199,445

Electric - Integrated — 0.9%
Duke Energy Corp. Senior Notes 3.40% due 06/15/2029	160,000	172,698
Edison International Senior Notes 5.75% due 06/15/2027	37,000	42,500
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	151,000	156,061
Exelon Generation Co. LLC Senior Notes 3.25% due 06/01/2025	299,000	322,495
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	65,000	72,154
OGE Energy Corp. Senior Notes 0.70% due 05/26/2023	15,000	15,007

11

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated — (continued)
Pacific Gas & Electric Co. Senior Sec. Notes 1.37% due 03/10/2023	$80,000	$80,066
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	10,000	9,273
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	183,000	212,396
Southern California Edison Co. 1st Mtg. Notes 1.20% due 02/01/2026	112,000	111,196
WEC Energy Group, Inc. Senior Notes 1.38% due 10/15/2027	140,000	136,663

		1,330,509

Electronic Components - Semiconductors — 0.2%
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	198,000	216,883
Microchip Technology, Inc. Senior Sec. Notes 0.97% due 02/15/2024*	47,000	47,094
Microchip Technology, Inc. Senior Sec. Notes 0.98% due 09/01/2024*	40,000	40,041

		304,018

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.80% due 11/15/2037	163,000	174,011

Finance - Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.80% due 01/31/2028	94,000	105,410

Finance - Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 1.88% due 08/15/2026	10,000	10,007
Air Lease Corp. Senior Notes 3.38% due 07/01/2025	129,000	138,538

		148,545

Food - Meat Products — 0.2%
Smithfield Foods, Inc. Senior Notes 3.00% due 10/15/2030*	122,000	121,712
Tyson Foods, Inc. Senior Notes 3.55% due 06/02/2027	94,000	104,046

		225,758

Food - Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 1.38% due 11/01/2027	141,000	137,281

Food - Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.40% due 02/15/2030	122,000	122,746

Security Description	Principal Amount	Value (Note 2)

Gas - Distribution — 0.1%
Atmos Energy Corp. Senior Notes 0.63% due 03/09/2023	$15,000	$15,014
CenterPoint Energy Resources Corp. Senior Notes 1.75% due 10/01/2030	141,000	131,985

		146,999

Independent Power Producers — 0.3%
Alexander Funding Trust Senior Sec. Notes 1.84% due 11/15/2023*	74,000	75,117
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	47,000	47,824
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	308,000	309,680

		432,621

Insurance Brokers — 0.0%
Brown & Brown, Inc. Senior Notes 2.38% due 03/15/2031	56,000	54,999

Insurance - Life/Health — 0.1%
Athene Global Funding Sec. Notes 2.75% due 06/25/2024*	56,000	59,073
Empower Finance 2020 LP Company Guar. Notes 3.08% due 09/17/2051*	68,000	65,352
Northwestern Mutual Global Funding Senior Sec. Notes 1.70% due 06/01/2028*	25,000	24,990
Teachers Insurance & Annuity Association of America Sub. Notes 3.30% due 05/15/2050*	58,000	57,346

		206,761

Insurance - Mutual — 0.1%
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	68,000	72,656

Machinery - General Industrial — 0.0%
Otis Worldwide Corp. Senior Notes 3.11% due 02/15/2040	67,000	67,595

Medical Products — 0.1%
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 03/20/2030	66,000	71,611

Medical - Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	68,000	68,899
Gilead Sciences, Inc. Senior Notes 2.60% due 10/01/2040	143,000	133,040
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	56,000	52,503

		254,442

12

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Drugs — 0.3%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026	$19,000	$20,387
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	47,000	50,449
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	277,000	310,110
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039	48,000	56,597

		437,543

Medical - Generic Drugs — 0.2%
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	159,000	175,950
Upjohn, Inc. Company Guar. Notes 3.85% due 06/22/2040*	153,000	158,286

		334,236

Medical - HMO — 0.0%
Anthem, Inc. Senior Notes 2.25% due 05/15/2030	57,000	56,705

Medical - Hospitals — 0.2%
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	158,000	183,821
MedStar Health, Inc. Sec. Notes 3.63% due 08/15/2049	46,000	49,159

		232,980

Metal - Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 2.50% due 09/01/2030*	75,000	73,489

Multimedia — 0.1%
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	96,000	104,616
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	10,000	12,926
Walt Disney Co. Company Guar. Notes 3.50% due 05/13/2040	96,000	102,651

		220,193

Oil Companies - Exploration & Production — 0.1%
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	46,000	50,571
Diamondback Energy, Inc. Company Guar. Notes 3.25% due 12/01/2026	74,000	79,681
Flex Intermediate Holdco LLC Senior Sec. Notes 3.36% due 06/30/2031*	25,000	25,041
Flex Intermediate Holdco LLC Senior Sec. Notes 4.32% due 12/30/2039*	15,000	15,105

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Exploration & Production — (continued)
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030	$57,000	$53,758

		224,156

Oil Companies - Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	145,000	129,782
Exxon Mobil Corp. Senior Notes 3.00% due 08/16/2039	86,000	85,906

		215,688

Oil Refining & Marketing — 0.0%
HollyFrontier Corp. Senior Notes 2.63% due 10/01/2023	56,000	57,889

Oil - Field Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.34% due 12/15/2027	65,000	71,274
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	65,000	72,530

		143,804

Pharmacy Services — 0.2%
CVS Health Corp. Senior Notes 1.88% due 02/28/2031	160,000	152,562
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	134,000	125,256
CVS Health Corp. Senior Notes 4.88% due 07/20/2035	47,000	56,722

		334,540

Pipelines — 0.6%
Enable Midstream Partners LP Company Guar. Notes 5.00% due 05/15/2044	40,000	41,784
Enterprise Products Operating LLC Company Guar. Notes 4.45% due 02/15/2043	68,000	77,107
Gray Oak Pipeline LLC Senior Notes 2.60% due 10/15/2025*	139,000	143,266
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*	41,000	42,926
MPLX LP Senior Notes 2.65% due 08/15/2030	141,000	140,262
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	25,000	25,378
ONEOK, Inc. Company Guar. Notes 2.20% due 09/15/2025	19,000	19,535
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.65% due 10/15/2025	84,000	94,008
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	65,000	74,661

13

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines — (continued)
Sunoco Logistics Partners Operations LP Senior Notes 3.90% due 07/15/2026	$84,000	$91,845
Tennessee Gas Pipeline Co. LLC Company Guar. Notes 2.90% due 03/01/2030*	140,000	142,649

		893,421

Real Estate Investment Trusts — 0.7%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.38% due 08/15/2031	66,000	70,976
American Tower Corp. Senior Notes 1.50% due 01/31/2028	47,000	45,522
American Tower Corp. Senior Notes 1.88% due 10/15/2030	246,000	233,770
American Tower Corp. Senior Notes 2.95% due 01/15/2051	57,000	51,966
American Tower Corp. Senior Notes 3.10% due 06/15/2050	88,000	81,903
Brixmor Operating Partnership LP Senior Notes 2.25% due 04/01/2028	30,000	29,811
Corporate Office Properties LP Company Guar. Notes 2.75% due 04/15/2031	36,000	35,397
Crown Castle International Corp. Senior Notes 3.10% due 11/15/2029	66,000	68,945
CubeSmart LP Company Guar. Notes 2.00% due 02/15/2031	85,000	81,107
Equinix, Inc. Senior Notes 2.90% due 11/18/2026	85,000	90,540
Healthcare Trust of America Holdings LP Company Guar. Notes 2.00% due 03/15/2031	56,000	53,031
Healthpeak Properties, Inc. Senior Notes 2.88% due 01/15/2031	56,000	57,727
Mid-America Apartments LP Senior Notes 3.60% due 06/01/2027	19,000	21,053
UDR, Inc. Company Guar. Notes 2.10% due 08/01/2032	57,000	53,740
WP Carey, Inc. Senior Notes 2.40% due 02/01/2031	141,000	137,402

		1,112,890

Retail - Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	84,000	92,006
O’Reilly Automotive, Inc. Senior Notes 3.90% due 06/01/2029	66,000	73,616

		165,622

Security Description	Principal Amount	Value (Note 2)

Retail - Building Products — 0.0%
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	$67,000	$71,227

Retail - Convenience Store — 0.1%
7-Eleven, Inc. Senior Notes 0.63% due 02/10/2023*	85,000	85,098

Retail - Discount — 0.1%
Dollar General Corp. Senior Notes 4.13% due 04/03/2050	67,000	75,416

Retail - Major Department Stores — 0.0%
Nordstrom, Inc. Senior Notes 4.25% due 08/01/2031*	47,000	47,721

Retail - Regional Department Stores — 0.0%
Kohl’s Corp. Senior Notes 3.38% due 05/01/2031	44,000	45,234

Software Tools — 0.1%
VMware, Inc. Senior Notes 4.70% due 05/15/2030	94,000	109,238

Steel - Producers — 0.0%
Steel Dynamics, Inc. Senior Notes 1.65% due 10/15/2027	56,000	55,386

Telephone - Integrated — 0.4%
AT&T, Inc. Senior Notes 2.75% due 06/01/2031	180,000	182,480
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	87,000	87,774
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	35,000	33,216
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	57,000	52,624
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	151,000	160,721
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	96,000	104,914

		621,729

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.45% due 02/04/2032	50,000	47,284
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	113,000	111,251
BAT Capital Corp. Company Guar. Notes 3.73% due 09/25/2040	38,000	35,783

		194,318

Toys — 0.0%
Hasbro, Inc. Senior Notes 3.90% due 11/19/2029	47,000	51,581

14

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Transport - Rail — 0.0%
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	$22,000	$26,315

Total U.S. Corporate Bonds & Notes
(cost $17,999,890)		17,446,236

FOREIGN CORPORATE BONDS & NOTES — 1.3%
Banks - Commercial — 0.1%
Bank of Montreal Sub. Notes 4.34% due 10/05/2028	149,000	160,639

Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 3.70% due 11/15/2049	68,000	69,249

Commercial Services - Finance — 0.0%
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	44,000	50,107

Diversified Banking Institutions — 0.3%
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	95,000	133,865
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.74% due 03/07/2029	160,000	178,272
Societe Generale SA Sub. Notes 4.25% due 04/14/2025*	200,000	218,205

		530,342

Electronic Components - Semiconductors — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 2.50% due 05/11/2031*	40,000	40,301
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.25% due 05/11/2041*	40,000	40,172

		80,473

Finance - Leasing Companies — 0.3%
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.25% due 04/15/2026*	47,000	50,568
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.50% due 01/15/2023*	25,000	26,532
Avolon Holdings Funding, Ltd. Senior Notes 5.50% due 01/15/2026*	149,000	167,413
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*	46,000	48,268
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.25% due 08/15/2022*	46,000	48,362
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	46,000	50,562

		391,705

Medical - Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040*	142,000	137,859

Security Description	Principal Amount	Value (Note 2)

Metal - Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	$37,000	$39,127

Oil Companies - Integrated — 0.0%
Total Capital International SA Company Guar. Bonds 2.99% due 06/29/2041	58,000	57,308

Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 4.10% due 04/15/2030	66,000	75,001

Real Estate Investment Trusts — 0.1%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.63% due 01/28/2026*	140,000	153,142

Rental Auto/Equipment — 0.1%
Triton Container International, Ltd. Senior Sec. Notes 2.05% due 04/15/2026*	100,000	100,809

Retail - Convenience Store — 0.1%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*	56,000	57,619
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.44% due 05/13/2041*	35,000	35,029
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.63% due 05/13/2051*	35,000	35,256

		127,904

Total Foreign Corporate Bonds & Notes
(cost $2,020,809)		1,973,665

U.S. GOVERNMENT AGENCIES — 6.6%
Federal Home Loan Mtg. Corp. — 0.8%
2.50% due 02/01/2051	182,412	189,143
3.00% due 11/01/2050	163,738	173,387
3.50% due 05/01/2042	72,115	78,066
3.50% due 01/01/2050	264,213	283,035
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2016-K58, Class B 3.74% due 09/25/2049*(2)(7)	260,000	286,615
Series 2016-K56, Class B 3.94% due 06/25/2049*(2)(7)	50,000	55,361
Federal Home Loan Mtg. Corp. REMIC Series 3910, Class CU 4.00% due 03/15/2041(4)	46,000	50,548
Federal Home Loan Mtg. Corp. SCRT Series 2018-4, Class M55D 4.00% due 03/25/2058(4)	45,726	50,125

		1,166,280

Federal National Mtg. Assoc. — 1.7%
2.70% due 07/01/2026	155,735	168,605
3.00% due 05/01/2050	129,511	137,530
3.00% due 01/01/2051	269,144	281,768
3.33% due 04/01/2030	332,967	372,575
3.77% due 12/01/2025	72,097	80,491
4.00% due 06/01/2049	92,583	99,891
4.00% due 02/01/2051	767,537	843,009
4.34% due 01/01/2029	57,716	67,073
5.07% due 03/01/2028	62,362	74,795

15

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc — (continued)
Federal National Mtg. Assoc. REMIC
Series 2019-7, Class CA 3.50% due 11/25/2057(4)	$367,533	$393,710
Series 2017-35, Class VA 4.00% due 07/25/2028(4)	109,177	118,831

		2,638,278

Government National Mtg. Assoc. — 2.8%
2.50% due 12/20/2050	271,668	285,530
3.00% due 02/20/2051	796,397	852,733
3.00% due 03/20/2051	803,712	847,894
3.00% due 04/20/2051	464,190	494,497
3.50% due 01/20/2051	266,080	292,571
3.50% due 02/20/2051	698,812	755,429
3.50% due 03/20/2051	468,498	506,305
4.00% due 05/20/2038	176,924	189,172
4.00% due 03/20/2051	95,555	103,197
4.50% due 12/20/2031	49,271	53,046

		4,380,374

Uniform Mtg. Backed Securities — 1.3%
2.00% due July 15 TBA	505,000	521,033
2.00% due July 30 TBA	1,065,000	1,073,279
2.50% due August 30 TBA	435,000	448,407

		2,042,719

Total U.S. Government Agencies
(cost $10,299,531)		10,227,651

U.S. GOVERNMENT TREASURIES — 11.0%
United States Treasury Bonds — 2.0%
zero coupon due 05/15/2027 STRIPS	310,000	289,508
zero coupon due 11/15/2027 STRIPS	900,000	829,419
zero coupon due 05/15/2041 STRIPS	450,000	280,435
1.38% due 11/15/2040	725,000	630,184
1.63% due 11/15/2050	800,000	685,625
1.88% due 02/15/2051	380,000	346,512

		3,061,683

United States Treasury Notes — 9.0%
0.13% due 12/31/2022	1,616,000	1,616,252
0.13% due 12/15/2023	4,423,000	4,412,806
0.38% due 12/31/2025	2,190,000	2,157,150
0.63% due 11/30/2027	200,000	193,258
0.63% due 12/31/2027	1,300,000	1,254,145
1.25% due 03/31/2028	245,000	245,345
1.75% due 07/31/2024	3,790,000	3,957,885

		13,836,841

Total U.S. Government Treasuries
(cost $17,105,259)		16,898,524

ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(3)	18	216
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	308

Total Escrows And Litigation Trusts
(cost $0)		524

Total Long-Term Investment Securities
(cost $142,349,843)		151,320,632

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(5)(6) (cost $472,928)	$472,928	$472,928

REPURCHASE AGREEMENTS — 2.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 05/28/2021, to be repurchased 06/01/2021 in the amount of $4,554,000 and collateralized by $4,331,300 of United States Treasury Notes, bearing interest at 2.63% due 12/31/2023 and having an approximate value of $4,645,107 (cost $4,554,000)	4,554,000	4,554,000

TOTAL INVESTMENTS
(cost $147,376,771)(9)	101.5%	156,347,560
Liabilities in excess of other assets	(1.5)	(2,324,104)

NET ASSETS	100.0%	$154,023,456

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2021, the aggregate value of these securities was $14,777,216 representing 9.6% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Commercial Mortgage Backed Security
(3)	Securities classified as Level 3 (see Note 2).
(4)	Collateralized Mortgage Obligation
(5)	The rate shown is the 7-day yield as of May 31, 2021.
(6)

At May 31, 2021, the Fund had loaned securities with a total value of $462,022. This was secured by collateral of $472,928, which was received in cash and subsequently invested in short-term investments currently valued at $472,928 as reported in the Portfolio of Investments.

(7)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of May 31, 2021.
(9)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

SCRT—Seasoned Credit Risk Transfer Trust

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2021 and unlessnoted otherwise, the dates are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

16

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Long	S&P 500 E-Mini Index	June 2021	$417,967	$420,240	$2,273

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$93,739,727	$—	$—	$93,739,727
Preferred Securities/Capital Securities	—	134,681	—	134,681
Asset Backed Securities	—	10,604,257	295,367	10,899,624
U.S. Corporate Bonds & Notes	—	17,446,236	—	17,446,236
Foreign Corporate Bonds & Notes	—	1,973,665	—	1,973,665
U.S. Government Agencies	—	10,227,651	—	10,227,651
U.S. Government Treasuries	—	16,898,524	—	16,898,524
Escrows and Litigation Trusts	—	308	216	524
Short-Term Investment Securities	472,928	—	—	472,928
Repurchase Agreements	—	4,554,000	—	4,554,000

Total Investments at Value	$94,212,655	$61,839,322	$295,583	$156,347,560

Other Financial Instruments:†
Futures Contracts	$2,273	$—	$—	$2,273

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

17

VALIC Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

E-Commerce/Products	14.3%
Internet Content — Entertainment	12.2
Applications Software	10.6
Web Portals/ISP	8.6
Commercial Services — Finance	5.6
Finance — Credit Card	5.4
Computers	4.4
Electronic Components — Semiconductors	3.3
Medical — HMO	3.1
Enterprise Software/Service	3.1
Internet Content — Information/News	2.9
E-Commerce/Services	1.9
Data Processing/Management	1.8
Diagnostic Equipment	1.7
Medical Instruments	1.5
Retail — Apparel/Shoe	1.4
Diversified Banking Institutions	1.4
Medical Products	1.2
Pharmacy Services	1.2
Retail — Restaurants	1.1
Semiconductor Equipment	0.9
Computer Aided Design	0.8
Medical — Hospitals	0.8
Medical — Drugs	0.8
Retail — Discount	0.7
Medical — Biomedical/Gene	0.7
Internet Application Software	0.6
Commercial Services	0.6
Computer Software	0.6
Computer Data Security	0.6
Athletic Footwear	0.6
Registered Investment Companies	0.6
Finance — Investment Banker/Broker	0.5
Communications Software	0.5
Dental Supplies & Equipment	0.4
Retail — Automobile	0.4
Diversified Manufacturing Operations	0.3
Semiconductor Components — Integrated Circuits	0.3
Industrial Gases	0.3
Auto — Cars/Light Trucks	0.3
Office Supplies & Forms	0.2
Cellular Telecom	0.2
Electronic Connectors	0.2
Diversified Financial Services	0.2
Multimedia	0.2
Transport — Rail	0.2
Insurance Brokers	0.2
Coatings/Paint	0.2
Theaters	0.2
Decision Support Software	0.1
Retail — Major Department Stores	0.1
Auto/Truck Parts & Equipment — Original	0.1
Power Converter/Supply Equipment	0.1
Hotels/Motels	0.1
Finance — Other Services	0.1
Electronic Measurement Instruments	0.1

100.5%

*	Calculated as a percentage of net assets

18

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.6%
Applications Software — 10.6%
Intuit, Inc.	58,098	$25,510,251
Microsoft Corp.	225,805	56,378,992
Roper Technologies, Inc.	9,970	4,486,600
ServiceNow, Inc.†	41,029	19,442,822

		105,818,665

Athletic Footwear — 0.6%
NIKE, Inc., Class B	42,209	5,759,840

Auto/Truck Parts & Equipment - Original — 0.1%
Aptiv PLC†	8,854	1,331,819

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	16,671	2,358,113

Coatings/Paint — 0.2%
Sherwin-Williams Co.	5,857	1,660,635

Commercial Services — 0.6%
Cintas Corp.	3,618	1,279,108
CoStar Group, Inc.†	5,840	4,987,360

		6,266,468

Commercial Services - Finance — 5.6%
Automatic Data Processing, Inc.	395	77,428
Equifax, Inc.	5,000	1,175,200
Global Payments, Inc.	97,623	18,910,551
PayPal Holdings, Inc.†	100,823	26,215,997
S&P Global, Inc.	21,270	8,071,327
Square, Inc., Class A†	2,343	521,364
TransUnion	6,200	663,400

		55,635,267

Communications Software — 0.5%
Zoom Video Communications, Inc., Class A†	14,427	4,782,983

Computer Aided Design — 0.8%
Synopsys, Inc.†	31,254	7,949,142

Computer Data Security — 0.6%
Crowdstrike Holdings, Inc., Class A†	7,122	1,582,152
Fortinet, Inc.†	19,500	4,261,530

		5,843,682

Computer Software — 0.6%
Datadog, Inc., Class A†	12,000	1,092,600
MongoDB, Inc.†	4,658	1,359,857
Snowflake, Inc., Class A†	1,839	437,737
Splunk, Inc.†	13,967	1,692,800
Twilio, Inc., Class A†	4,648	1,561,728

		6,144,722

Computers — 4.4%
Apple, Inc.	356,939	44,478,169

Cosmetics & Toiletries — 0.0%
Estee Lauder Cos., Inc., Class A	1,400	429,128

Data Processing/Management — 1.8%
DocuSign, Inc.†	9,391	1,893,413
Fidelity National Information Services, Inc.	42,208	6,288,148
Fiserv, Inc.†	87,389	10,067,213

		18,248,774

Decision Support Software — 0.1%
MSCI, Inc.	2,709	1,268,164

Dental Supplies & Equipment — 0.4%
Align Technology, Inc.†	2,296	1,354,984
DENTSPLY SIRONA, Inc.	41,517	2,778,318

		4,133,302

Security Description	Shares	Value (Note 2)

Diagnostic Equipment — 1.7%
Danaher Corp.	42,279	$10,829,343
Thermo Fisher Scientific, Inc.	13,858	6,506,331

		17,335,674

Distribution/Wholesale — 0.0%
Copart, Inc.†	2,834	365,614

Diversified Banking Institutions — 1.4%
Goldman Sachs Group, Inc.	34,914	12,988,706
Morgan Stanley	8,718	792,902

		13,781,608

Diversified Financial Services — 0.2%
ANT International Co., Ltd., Class C†(1)(2)	273,650	1,929,233

Diversified Manufacturing Operations — 0.3%
General Electric Co.	243,665	3,425,930

E-Commerce/Products — 14.3%
Alibaba Group Holding, Ltd. ADR†	60,409	12,925,110
Amazon.com, Inc.†	33,574	108,211,352
Coupang, Inc.†#	11,294	460,682
Etsy, Inc.†	13,041	2,148,244
JD.com, Inc. ADR†	9,078	671,227
Pinduoduo, Inc. ADR†	4,999	624,275
Sea, Ltd. ADR†	71,162	18,021,065
Wayfair, Inc., Class A†	300	91,962

		143,153,917

E-Commerce/Services — 1.9%
Booking Holdings, Inc.†	3,246	7,665,591
DoorDash, Inc., Class A†	13,154	1,976,783
Match Group, Inc.†	64,054	9,184,063

		18,826,437

Electronic Components - Semiconductors — 3.3%
Advanced Micro Devices, Inc.†	79,803	6,390,624
Marvell Technology, Inc.	110,601	5,342,028
Microchip Technology, Inc.	14,445	2,267,143
Monolithic Power Systems, Inc.	807	276,898
NVIDIA Corp.	20,619	13,397,814
Texas Instruments, Inc.	25,810	4,899,254

		32,573,761

Electronic Connectors — 0.2%
TE Connectivity, Ltd.	16,843	2,285,258

Electronic Measurement Instruments — 0.1%
Fortive Corp.	8,082	586,107

Enterprise Software/Service — 3.1%
Atlassian Corp. PLC, Class A†	12,098	2,822,221
Coupa Software, Inc.†	10,605	2,526,111
Paycom Software, Inc.†	2,543	838,173
salesforce.com, Inc.†	79,132	18,841,329
UiPath, Inc., Class A†#	2,163	172,651
Veeva Systems, Inc., Class A†	8,410	2,450,169
Workday, Inc., Class A†	13,127	3,002,408

		30,653,062

Entertainment Software — 0.0%
ROBLOX Corp., Class A†	4,200	393,834

Finance - Credit Card — 5.4%
Mastercard, Inc., Class A	61,725	22,256,801
Visa, Inc., Class A	142,170	32,315,241

		54,572,042

19

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Investment Banker/Broker — 0.5%
Charles Schwab Corp.	74,491	$5,501,160

Finance - Other Services — 0.1%
Intercontinental Exchange, Inc.	6,036	681,344

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.†	3,641	456,108
Marriott International, Inc., Class A†	1,569	225,277

		681,385

Industrial Gases — 0.3%
Linde PLC	9,028	2,713,817

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc.	13,016	1,800,764

Insurance - Multi-line — 0.0%
Chubb, Ltd.	2,053	348,990

Internet Application Software — 0.6%
Shopify, Inc., Class A†	4,487	5,576,757
Wix.com, Ltd.†	2,366	614,829
Zendesk, Inc.†	1,600	218,656

		6,410,242

Internet Content - Entertainment — 12.2%
Facebook, Inc., Class A†	223,604	73,505,343
Netflix, Inc.†	38,319	19,267,176
Pinterest, Inc., Class A†	96,881	6,326,329
Roku, Inc.†	4,642	1,609,428
Snap, Inc., Class A†	283,976	17,640,589
Spotify Technology SA†	16,647	4,021,416

		122,370,281

Internet Content - Information/News — 2.9%
IAC/InterActiveCorp†	12,113	1,931,660
Kuaishou Technology†*	11,000	275,393
Tencent Holdings, Ltd.	322,000	25,682,331
Vimeo, Inc.†	19,665	825,949

		28,715,333

Medical Instruments — 1.5%
Intuitive Surgical, Inc.†	17,963	15,128,079

Medical Products — 1.2%
Stryker Corp.	48,681	12,426,799

Medical - Biomedical/Gene — 0.7%
Exact Sciences Corp.†	715	79,029
Incyte Corp.†	23,309	1,952,828
Vertex Pharmaceuticals, Inc.†	23,225	4,845,432

		6,877,289

Medical - Drugs — 0.8%
AstraZeneca PLC ADR#	37,500	2,128,875
Eli Lilly & Co.	1,169	233,496
Zoetis, Inc.	29,341	5,183,968

		7,546,339

Medical - HMO — 3.1%
Anthem, Inc.	15,489	6,168,030
Centene Corp.†	45,332	3,336,435
Humana, Inc.	2,900	1,269,330
UnitedHealth Group, Inc.	50,110	20,641,311

		31,415,106

Medical - Hospitals — 0.8%
HCA Healthcare, Inc.	35,844	7,698,933

Security Description	Shares/ Principal Amount	Value (Note 2)

Multimedia — 0.2%
Walt Disney Co.†	10,265	$1,833,842

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	11,100	2,447,883

Pharmacy Services — 1.2%
Cigna Corp.	46,930	12,147,831

Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	3,800	1,249,136

Retail - Apparel/Shoe — 1.4%
Lululemon Athletica, Inc.†	19,808	6,400,559
Ross Stores, Inc.	61,102	7,722,682

		14,123,241

Retail - Automobile — 0.4%
Carvana Co.†#	15,573	4,128,247

Retail - Discount — 0.7%
Dollar General Corp.	34,870	7,077,215

Retail - Major Department Stores — 0.1%
TJX Cos., Inc.	21,243	1,434,752

Retail - Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	4,600	6,311,108
McDonald’s Corp.	4,000	935,560
Starbucks Corp.	10,100	1,150,188
Yum! Brands, Inc.	20,645	2,476,781

		10,873,637

Semiconductor Components - Integrated Circuits — 0.3%
Maxim Integrated Products, Inc.	14,532	1,482,409
QUALCOMM, Inc.	594	79,917
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,032	1,294,716

		2,857,042

Semiconductor Equipment — 0.9%
Applied Materials, Inc.	10,348	1,429,369
ASML Holding NV (NASDAQ)	10,479	7,078,250

		8,507,619

Theaters — 0.2%
Live Nation Entertainment, Inc.†	18,200	1,640,002

Transport - Rail — 0.2%
Norfolk Southern Corp.	6,077	1,707,030
Union Pacific Corp.	473	106,297

		1,813,327

Web Portals/ISP — 8.6%
Alphabet, Inc., Class A†	6,556	15,451,508
Alphabet, Inc., Class C†	29,105	70,188,454

		85,639,962

Total Common Stocks
(cost $487,393,056)		998,080,947

CONVERTIBLE PREFERRED SECURITIES — 0.3%
Auto - Cars/Light Trucks — 0.3%
Rivian Automotive, Inc. Series F†(1)(2)	63,500	2,339,975

Decision Support Software — 0.0%
Databricks, Inc. Series G†(1)(2)	1,826	323,874

Total Convertible Preferred Securities
(cost $2,663,849)		2,663,849

Total Long-Term Investment Securities
(cost $490,056,905)		1,000,744,796

20

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(4)	500,012	$500,012
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(3)(4)	1,758,446	1,758,446
T. Rowe Price Government Reserve Fund† 0.04%(4)	3,324,374	3,324,374

Total Short-Term Investment Securities
(cost $5,582,832)		5,582,832

TOTAL INVESTMENTS
(cost $495,639,737)(5)	100.5%	1,006,327,628
Liabilities in excess of other assets	(0.5)	(4,809,743)

NET ASSETS	100.0%	$1,001,517,885

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2021, the aggregate value of these securities was $275,393 representing 0.0% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security.

In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2021, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

ANT International Co., Ltd., Class C	06/07/2018	273,650	$1,535,177	$1,929,233	$7.05	0.19%
Convertible Preferred Securities

Databricks, Inc. Series G	02/01/2021	1,826	323,874	323,874	177.37	0.03%
Rivian Automotive, Inc. Series F	01/19/2021	63,500	2,339,975	2,339,975	36.85	0.24%

				$4,593,082		0.46%

(3)

At May 31, 2021, the Fund had loaned securities with a total value of $6,344,077. This was secured by collateral of $1,758,446 which was received in cash and subsequently invested in short-term investments currently valued at $1,758,446 as reported in the Portfolio of Investments. Additional collateral of $4,776,886 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
United States Cash Management Bills	zero coupon	09/21/2021	$62,920
United States Treasury Bills	0.00%	7/29/2021	17,494
United States Treasury Notes/Bonds	0.13% to 6.13%	07/31/2021 to 02/15/2051	4,696,472

(4)	The rate shown is the 7-day yield as of May 31, 2021.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American	Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Diversified Financial Services	$—	$—	$1,929,233	$1,929,233
Other Industries	996,151,714	—	—	996,151,714
Convertible Preferred Securities	—	—	2,663,849	2,663,849
Short-Term Investment Securities	5,582,832	—	—	5,582,832

Total Investments at Value	$1,001,734,546	$—	$4,593,082	$1,006,327,628

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

21

VALIC Company I Capital Appreciation Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Applications Software	10.7%
Computers	7.3
Electronic Components — Semiconductors	6.4
Web Portals/ISP	6.4
E-Commerce/Products	5.5
Internet Content — Entertainment	4.8
Finance — Credit Card	4.3
Medical — Drugs	4.2
Commercial Services — Finance	3.3
Electronic Forms	2.8
Diversified Manufacturing Operations	2.8
Medical — Biomedical/Gene	2.2
Computer Data Security	2.1
Chemicals — Diversified	2.1
Cosmetics & Toiletries	2.1
Apparel Manufacturers	2.0
Retail — Building Products	1.9
Insurance — Multi-line	1.8
Entertainment Software	1.8
Banks — Super Regional	1.6
Athletic Footwear	1.6
Retail — Discount	1.5
Dental Supplies & Equipment	1.5
Distribution/Wholesale	1.4
Internet Infrastructure Software	1.4
Wireless Equipment	1.3
Electronic Components — Misc.	1.2
Food — Confectionery	1.2
Commercial Services	1.1
Real Estate Investment Trusts	0.9
Therapeutics	0.9
Retail — Auto Parts	0.9
Internet Security	0.9
Office Automation & Equipment	0.9
Medical Instruments	0.8
Resorts/Theme Parks	0.8
Enterprise Software/Service	0.7
Athletic Equipment	0.7
Dialysis Centers	0.7
Medical — Hospitals	0.6
Consulting Services	0.5
Machinery — General Industrial	0.5
Web Hosting/Design	0.4

98.5%

*	Calculated as a percentage of net assets

22

VALIC Company I Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.5%
Apparel Manufacturers — 2.0%
Carter’s, Inc.	9,651	$986,718
Deckers Outdoor Corp.†	5,676	1,903,958

		2,890,676

Applications Software — 10.7%
Intuit, Inc.	2,594	1,138,999
Microsoft Corp.	42,104	10,512,527
PTC, Inc.†	7,555	1,013,428
ServiceNow, Inc.†	5,087	2,410,627

		15,075,581

Athletic Equipment — 0.7%
YETI Holdings, Inc.†	11,390	997,764

Athletic Footwear — 1.6%
NIKE, Inc., Class B	16,599	2,265,100

Banks - Super Regional — 1.6%
US Bancorp	37,747	2,294,263

Chemicals - Diversified — 2.1%
Dow, Inc.	30,333	2,075,384
PPG Industries, Inc.	4,853	872,181

		2,947,565

Commercial Services — 1.1%
Quanta Services, Inc.	16,270	1,551,345

Commercial Services - Finance — 3.3%
PayPal Holdings, Inc.†	13,438	3,494,149
TransUnion	10,649	1,139,443

		4,633,592

Computer Data Security — 2.1%
Fortinet, Inc.†	13,595	2,971,051

Computers — 7.3%
Apple, Inc.	82,844	10,323,191

Consulting Services — 0.5%
Gartner, Inc.†	3,291	762,985

Cosmetics & Toiletries — 2.1%
Estee Lauder Cos., Inc., Class A	4,468	1,369,531
Procter & Gamble Co.	11,320	1,526,502

		2,896,033

Dental Supplies & Equipment — 1.5%
Align Technology, Inc.†	3,566	2,104,475

Dialysis Centers — 0.7%
DaVita, Inc.†	7,880	946,152

Distribution/Wholesale — 1.4%
WW Grainger, Inc.	4,269	1,972,961

Diversified Manufacturing Operations — 2.8%
3M Co.	13,301	2,700,635
Carlisle Cos., Inc.	6,462	1,242,772

		3,943,407

E-Commerce/Products — 5.5%
Amazon.com, Inc.†	2,076	6,691,093
Etsy, Inc.†	6,395	1,053,449

		7,744,542

Electronic Components - Misc. — 1.2%
Sensata Technologies Holding PLC†	28,317	1,682,879

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors — 6.4%
Broadcom, Inc.	4,577	$2,161,854
IPG Photonics Corp.†	3,262	682,606
NVIDIA Corp.	4,520	2,937,006
Texas Instruments, Inc.	17,466	3,315,396

		9,096,862

Electronic Forms — 2.8%
Adobe, Inc.†	7,953	4,012,925

Enterprise Software/Service — 0.7%
Veeva Systems, Inc., Class A†	3,563	1,038,044

Entertainment Software — 1.8%
Electronic Arts, Inc.	8,192	1,170,883
Take-Two Interactive Software, Inc.†	7,251	1,345,495

		2,516,378

Finance - Credit Card — 4.3%
Mastercard, Inc., Class A	13,244	4,775,521
Visa, Inc., Class A	5,699	1,295,383

		6,070,904

Food - Confectionery — 1.2%
Hershey Co.	9,558	1,654,012

Insurance - Multi-line — 1.8%
Allstate Corp.	18,679	2,551,738

Internet Content - Entertainment — 4.8%
Facebook, Inc., Class A†	20,487	6,734,692

Internet Infrastructure Software — 1.4%
F5 Networks, Inc.†	10,582	1,962,220

Internet Security — 0.9%
Palo Alto Networks, Inc.†	3,551	1,289,901

Machinery - General Industrial — 0.5%
IDEX Corp.	3,355	747,024

Medical Instruments — 0.8%
Bio-Techne Corp.	2,812	1,163,690

Medical - Biomedical/Gene — 2.2%
Exelixis, Inc.†	34,434	776,487
Vertex Pharmaceuticals, Inc.†	11,072	2,309,951

		3,086,438

Medical - Drugs — 4.2%
Eli Lilly & Co.	11,614	2,319,780
Jazz Pharmaceuticals PLC†	8,092	1,441,428
Merck & Co., Inc.	17,203	1,305,536
Zoetis, Inc.	4,521	798,770

		5,865,514

Medical - Hospitals — 0.6%
Acadia Healthcare Co., Inc.†	12,326	793,301

Office Automation & Equipment — 0.9%
Zebra Technologies Corp., Class A†	2,462	1,223,737

Real Estate Investment Trusts — 0.9%
Lamar Advertising Co., Class A	12,627	1,323,562

Resort/Theme Parks — 0.8%
Vail Resorts, Inc.†	3,454	1,129,044

Retail - Auto Parts — 0.9%
AutoZone, Inc.†	940	1,322,204

Retail - Building Products — 1.9%
Lowe’s Cos., Inc.	13,533	2,636,634

23

VALIC Company I Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Discount — 1.5%
Target Corp.	9,413	$2,135,998

Therapeutics — 0.9%
Neurocrine Biosciences, Inc.†	13,751	1,323,121

Web Hosting/Design — 0.4%
GoDaddy, Inc., Class A†	6,848	554,414

Web Portals/ISP — 6.4%
Alphabet, Inc., Class A†	851	2,005,679
Alphabet, Inc., Class C†	2,926	7,056,225

		9,061,904

Wireless Equipment — 1.3%
Motorola Solutions, Inc.	8,622	1,770,183

TOTAL INVESTMENTS
(cost $84,560,186)(1)	98.5%	139,068,006
Other assets less liabilities	1.5	2,095,070

NET ASSETS	100.0%	$141,163,076

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$139,068,006	$—	$—	$139,068,006

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

24

VALIC Company I Conservative Growth Lifestyle Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Domestic Fixed Income Investment Companies	49.6%
Domestic Equity Investment Companies	27.8
International Equity Investment Companies	16.2
International Fixed Income Investment Companies	4.3
Domestic Money Market Investment Companies	2.1

100.0%

*	Calculated as a percentage of net assets

25

VALIC Company I Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 27.8%
VALIC Co. I Capital Appreciation Fund	382,639	$8,295,606
VALIC Co. I Dividend Value Fund	1,267,588	16,706,808
VALIC Co. I Large Capital Growth Fund	115,866	2,435,502
VALIC Co. I Mid Cap Index Fund	238,610	7,444,630
VALIC Co. I Mid Cap Strategic Growth Fund	291,980	6,762,262
VALIC Co. I Mid Cap Value Fund	602,835	13,388,976
VALIC Co. I Nasdaq-100 Index Fund	93,924	2,254,175
VALIC Co. I Science & Technology Fund	156,450	6,159,433
VALIC Co. I Small Cap Growth Fund	100,922	2,306,073
VALIC Co. I Small Cap Index Fund	168,384	3,953,660
VALIC Co. I Small Cap Special Values Fund	269,611	3,844,654
VALIC Co. I Small Cap Value Fund	127,839	1,990,449
VALIC Co. I Stock Index Fund	127,989	6,741,187
VALIC Co. I Systematic Core Fund	147,837	3,933,945
VALIC Co. I Systematic Value Fund	1,321,717	17,340,933

Total Domestic Equity Investment Companies
(cost $87,677,116)		103,558,293

Domestic Fixed Income Investment Companies — 49.6%
VALIC Co. I Core Bond Fund	11,157,947	126,865,862
VALIC Co. I Government Securities Fund	741,723	7,995,771
VALIC Co. I High Yield Bond Fund	3,335,623	25,617,582
VALIC Co. I Inflation Protected Fund	1,982,979	23,756,092

Total Domestic Fixed Income Investment Companies
(cost $182,064,450)		184,235,307

Domestic Money Market Investment Companies — 2.1%
VALIC Co. I Government Money Market I Fund(2)
(cost $7,775,255)	7,775,255	7,775,255

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 16.2%
VALIC Co. I Emerging Economies Fund	1,020,610	$10,981,768
VALIC Co. I Global Real Estate Fund	1,184,396	9,652,824
VALIC Co. I International Equities Index Fund	1,948,515	16,425,980
VALIC Co. I International Growth Fund	123,283	2,360,879
VALIC Co. I International Opportunities Fund	608,443	14,036,788
VALIC Co. I International Value Fund	578,248	6,632,501

Total International Equity Investment Companies
(cost $50,580,898)		60,090,740

International Fixed Income Investment Companies — 4.3%
VALIC Co. I International Government Bond Fund
(cost $15,118,948)	1,287,983	16,035,385

TOTAL INVESTMENTS
(cost $343,216,667)(3)	100.0%	371,694,980
Liabilities in excess of other assets	(0.0)	(77,956)

NET ASSETS	100.0%	$371,617,024

#

The Conservative Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional Information on the underlying funds including such funds’ prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 3.
(2)	The 7-day yield as of May 31, 2021 is 0.01%.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$371,694,980	$—	$—	$371,694,980

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

26

VALIC Company I Core Bond Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	22.8%
Registered Investment Companies	9.2
Federal Home Loan Mtg. Corp.	8.0
Government National Mtg. Assoc.	4.9
Diversified Banking Institutions	4.9
United States Treasury Notes	4.4
Sovereign	4.2
Uniform Mtg. Backed Securities	4.0
Banks — Commercial	3.3
Diversified Financial Services	2.6
United States Treasury Bonds	2.5
Electric — Integrated	2.3
Pipelines	2.1
Oil Companies — Exploration & Production	1.3
Telephone — Integrated	1.3
Real Estate Investment Trusts	1.3
Oil Companies — Integrated	1.1
Insurance — Life/Health	1.1
Cable/Satellite TV	0.9
Auto — Cars/Light Trucks	0.9
Paper & Related Products	0.7
SupraNational Banks	0.6
Finance — Consumer Loans	0.5
Banks — Super Regional	0.5
Medical — Drugs	0.5
Food — Wholesale/Distribution	0.4
Computers	0.4
Cellular Telecom	0.4
Enterprise Software/Service	0.4
Electric — Generation	0.4
Hotels/Motels	0.4
Multimedia	0.3
Federal Home Loan Bank	0.3
Machinery — Construction & Mining	0.3
Oil — Field Services	0.3
Food — Misc./Diversified	0.3
Electric — Distribution	0.3
Rental Auto/Equipment	0.3
Containers — Paper/Plastic	0.3
Pharmacy Services	0.3
Diversified Minerals	0.3
Brewery	0.3
Medical — Hospitals	0.3
Cruise Lines	0.3
Retail — Restaurants	0.3
Finance — Credit Card	0.3
Banks — Special Purpose	0.3
Airlines	0.3
Satellite Telecom	0.3
Transport — Services	0.3
Chemicals — Diversified	0.2
Diversified Manufacturing Operations	0.2
Medical — Generic Drugs	0.2
Food — Meat Products	0.2
Machinery — Farming	0.2
Insurance — Mutual	0.2
Savings & Loans/Thrifts	0.2
Retail — Regional Department Stores	0.2
Independent Power Producers	0.2
Telecom Equipment — Fiber Optics	0.2
Broadcast Services/Program	0.2
Transport — Equipment & Leasing	0.2
Chemicals — Specialty	0.2
Trucking/Leasing	0.2
Telecom Services	0.2
Casino Hotels	0.2
Electronic Measurement Instruments	0.2
Human Resources	0.2
Security Services	0.2
Retail — Petroleum Products	0.2
Steel — Producers	0.1
Transport — Rail	0.1
Insurance — Property/Casualty	0.1
Medical — HMO	0.1
E-Commerce/Services	0.1
Investment Management/Advisor Services	0.1
Metal — Copper	0.1
Vitamins & Nutrition Products	0.1
Finance — Mortgage Loan/Banker	0.1
Distribution/Wholesale	0.1
Finance — Investment Banker/Broker	0.1

Insurance Brokers	0.1
Auto — Heavy Duty Trucks	0.1
Cosmetics & Toiletries	0.1
Electronic Components — Semiconductors	0.1
Commercial Services — Finance	0.1
Medical — Wholesale Drug Distribution	0.1
Computer Services	0.1
Tools — Hand Held	0.1
Television	0.1
Aerospace/Defense	0.1
Building Products — Air & Heating	0.1
Investment Companies	0.1
Energy — Alternate Sources	0.1
Semiconductor Components — Integrated Circuits	0.1
Oil Refining & Marketing	0.1
Building & Construction Products — Misc.	0.1
Beverages — Non-alcoholic	0.1
Aerospace/Defense — Equipment	0.1
Agricultural Chemicals	0.1
Retail — Major Department Stores	0.1
Medical Products	0.1
Computers — Integrated Systems	0.1
Protection/Safety	0.1
Food — Retail	0.1
Poultry	0.1
Dialysis Centers	0.1
Electric Products — Misc.	0.1
Auction Houses/Art Dealers	0.1
Insurance — Multi-line	0.1
Gold Mining	0.1
Agricultural Operations	0.1
Motion Pictures & Services	0.1
Internet Financial Services	0.1
Finance — Auto Loans	0.1
Casino Services	0.1
Transport — Marine	0.1
Coal	0.1
Financial Guarantee Insurance	0.1
Non-Profit Charity	0.1
Instruments — Controls	0.1
Transport — Air Freight	0.1
Recycling	0.1
Building Products — Wood	0.1
Direct Marketing	0.1
Theaters	0.1
Batteries/Battery Systems	0.1
Retail — Automobile	0.1
Resorts/Theme Parks	0.1
Retail — Pawn Shops	0.1
Metal — Iron	0.1
Containers — Metal/Glass	0.1
Building — Residential/Commercial	0.1
Finance — Other Services	0.1

104.4%

Credit Quality†#

Aaa	50.9%
Aa	2.0
A	9.1
Baa	19.2
Ba	6.8
B	5.7
Caa	1.2
Ca	0.1
Not Rated@	5.0

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.

27

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 2.2%
Diversified Financial Services — 2.2%
American Express Credit Account Master Trust Series 2019-2, Class A 2.67% due 11/15/2024	$2,000,000	$2,045,248
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	739,646	745,525
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	1,500,000	1,528,509
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	3,457,000	3,680,758
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	1,419,000	1,468,975
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	4,335,000	4,872,508
BMW Vehicle Lease Trust Series 2019-1, Class A4 2.92% due 08/22/2022	714,347	716,042
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.10% (1 ML+1.00%) due 04/15/2034*(1)	3,300,000	3,293,704
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 1.17% (1 ML+1.07%) due 12/15/2037*(1)	750,000	751,403
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	863,337	874,121
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	1,460,000	1,485,939
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	1,131,393	1,152,260
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	941,317	956,999
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	1,384,026	1,431,603
Citigroup Commercial Mtg. Trust VRS Series 2018-C5, Class A4 4.23% due 06/10/2051(1)(3)	1,000,000	1,147,137
COMM Mtg. Trust VRS Series 2015-CR22, Class XA 0.89% due 03/10/2048(1)(3)(4)	4,061,691	101,890
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)(3)	1,629,000	1,771,993
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	3,684,000	3,735,543
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(1)	1,900,000	1,999,310
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(1)	490,000	530,091
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	400,000	407,436

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	$926,147	$928,457
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	1,013,471	1,026,145
Honda Auto Receivables Owner Trust Series 2020-3, Class A4 0.46% due 04/19/2027	1,490,000	1,489,771
Honda Auto Receivables Owner Trust Series 2020-2, Class A4 1.09% due 10/15/2026	200,000	203,028
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	572,627	579,601
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	2,431,000	2,431,956
MSDB Trust VRS Series 2017-712F, Class A 3.32% due 07/11/2039*(1)(3)	5,310,000	5,654,432
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 1.00% (1 ML+0.90%) due 12/15/2033*(1)	3,750,000	3,744,314
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	4,630,000	4,749,677
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	570,329	580,095
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	1,425,000	1,511,132
Toyota Auto Receivables Owner Trust Series 2019-B, Class A3 2.57% due 08/15/2023	2,415,315	2,445,508
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	550,000	564,965
Volkswagen Auto Loan Enhanced Trust Series 2020-1, Class A4 1.26% due 08/20/2026	340,000	346,536
Volkswagen Auto Loan Enhanced Trust Series 2018-2, Class A4 3.33% due 02/20/2025	650,000	669,241

Total Asset Backed Securities
(cost $60,071,079)		61,621,852

U.S. CONVERTIBLE BONDS & NOTES — 0.0%
Oil Field Machinery & Equipment — 0.0%
Hi-Crush, Inc. Senior Sec. Notes 8.00% due 04/09/2026(5)(6)(7) (cost $690,012)	755,096	755,096

U.S. CORPORATE BONDS & NOTES — 29.7%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	1,260,000	1,395,540
Lockheed Martin Corp. Senior Notes 2.80% due 06/15/2050	15,000	14,401

28

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
Teledyne Technologies, Inc. Company Guar. Notes 2.75% due 04/01/2031	$1,631,000	$1,648,094

		3,058,035

Aerospace/Defense - Equipment — 0.1%
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	1,337,000	1,370,425
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	1,043,000	1,116,010

		2,486,435

Airlines — 0.2%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	2,496,000	3,129,485
United Airlines Holdings, Inc. Company Guar. Notes 4.88% due 01/15/2025#	409,000	419,225
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	328,228	336,351
United Airlines, Inc. Senior Sec. Notes 4.38% due 04/15/2026*	405,000	419,681
United Airlines, Inc. Senior Sec. Notes 4.63% due 04/15/2029*	270,000	278,949

		4,583,691

Applications Software — 0.0%
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,048,000	1,109,601

Auction Houses/Art Dealers — 0.1%
Bidfair Holdings, Inc. Senior Notes 5.88% due 06/01/2029*	505,000	506,949
Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*	1,266,000	1,354,620

		1,861,569

Auto - Cars/Light Trucks — 0.7%
BMW US Capital LLC Company Guar. Notes 0.80% due 04/01/2024*	2,358,000	2,378,392
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	545,000	545,933
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	3,113,000	3,140,394
Ford Motor Co. Senior Notes 6.63% due 10/01/2028	2,173,000	2,525,265
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	178,000	224,725
Ford Motor Credit Co. LLC Senior Notes 2.90% due 02/16/2028	1,162,000	1,131,497

Security Description	Principal Amount	Value (Note 2)

Auto - Cars/Light Trucks (continued)
Ford Motor Credit Co. LLC Senior Notes 4.00% due 11/13/2030	$3,347,000	$3,413,739
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	1,997,000	2,111,109
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	1,718,000	1,839,004
Toyota Motor Credit Corp. Senior Notes 1.90% due 04/06/2028	2,610,000	2,645,932

		19,955,990

Auto - Heavy Duty Trucks — 0.1%
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	1,484,000	1,424,640
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	661,000	698,181
PACCAR Financial Corp. Senior Notes 0.80% due 06/08/2023	1,180,000	1,191,567

		3,314,388

Banks - Commercial — 1.5%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	3,352,000	3,819,811
BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030	6,298,000	7,229,133
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032*	4,040,000	3,985,061
First Horizon Bank Sub. Notes 5.75% due 05/01/2030	4,074,000	4,987,722
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037#	2,278,000	3,411,752
Santander Holdings USA, Inc. Senior Notes 3.24% due 10/05/2026	1,078,000	1,151,950
Signature Bank Sub. Notes 4.00% due 10/15/2030	4,154,000	4,303,693
SunTrust Bank Senior Notes 3.20% due 04/01/2024	435,000	467,973
SunTrust Bank Senior Notes 3.50% due 08/02/2022	30,000	30,160
SVB Financial Group Senior Notes 2.10% due 05/15/2028	1,658,000	1,668,015
Synovus Bank Senior Notes 2.29% due 02/10/2023	1,222,000	1,232,586
Texas Capital Bancshares, Inc. Sub. Notes 4.00% due 05/06/2031	2,112,000	2,155,296

29

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Valley National Bancorp Sub. Notes 3.00% due 06/15/2031	$2,058,000	$2,070,039
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	6,638,000	6,882,902

		43,396,093

Banks - Super Regional — 0.5%
Bank of America NA Senior Notes 3.34% due 01/25/2023	480,000	489,833
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	2,002,000	2,081,285
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	3,462,000	3,460,048
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	6,247,000	7,140,632
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	526,000	623,568

		13,795,366

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	984,000	971,680
EnerSys Company Guar. Notes 4.38% due 12/15/2027*	422,000	436,496

		1,408,176

Beverages - Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023	14,000	14,972
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	2,179,000	2,304,426
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049	202,000	199,615

		2,519,013

Brewery — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,690,000	4,447,793
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	3,452,000	4,006,658

		8,454,451

Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	1,806,000	2,153,097
Univision Communications, Inc. Senior Sec. Notes 4.50% due 05/01/2029*	147,000	149,117

Security Description	Principal Amount	Value (Note 2)

Broadcast Services/Program (continued)
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	$2,244,000	$2,426,325

		4,728,539

Building & Construction Products - Misc. — 0.1%
Owens Corning Senior Notes 4.30% due 07/15/2047	1,061,000	1,182,942
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	1,482,000	1,406,714

		2,589,656

Building & Construction - Misc. — 0.0%
VM Consolidated, Inc. Company Guar. Notes 5.50% due 04/15/2029*	824,000	834,300

Building Products - Air & Heating — 0.1%
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040	2,811,000	2,868,179

Building Products - Doors & Windows — 0.0%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	1,038,000	1,095,090

Building Products - Wood — 0.1%
Masco Corp. Senior Notes 3.13% due 02/15/2051	1,552,000	1,473,890

Cable/Satellite TV — 0.8%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	1,362,000	1,368,810
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	1,086,000	1,106,667
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	361,000	377,696
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	1,006,000	1,092,768
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	742,000	712,194
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.85% due 04/01/2061	3,403,000	3,138,814
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	1,867,000	2,053,374
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	231,000	275,103
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	829,000	1,083,969

30

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	$2,070,000	$2,278,841
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	538,000	603,928
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,483,000	1,792,720
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	440,000	476,850
CSC Holdings LLC Company Guar. Bonds 5.38% due 02/01/2028*	856,000	899,870
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,331,000	1,397,550
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	2,364,000	3,140,551

		21,799,705

Casino Hotels — 0.1%
Boyd Gaming Corp. Senior Notes 4.75% due 06/15/2031*	624,000	630,427
Genting New York LLC/GENNY Capital, Inc. Senior Notes 3.30% due 02/15/2026*	971,000	972,000

		1,602,427

Casino Services — 0.1%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	1,548,000	1,633,140

Cellular Telecom — 0.1%
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041	2,957,000	2,773,074
T-Mobile USA, Inc. Senior Sec. Notes 3.60% due 11/15/2060	1,124,000	1,080,895

		3,853,969

Chemicals - Diversified — 0.0%
LYB International Finance III LLC Company Guar. Notes 3.80% due 10/01/2060	1,240,000	1,236,425

Chemicals - Specialty — 0.1%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	1,785,000	1,826,764
Huntsman International LLC Senior Notes 2.95% due 06/15/2031	347,000	349,649
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*	921,000	957,840

		3,134,253

Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*	553,000	546,779

Security Description	Principal Amount	Value (Note 2)

Coal — 0.1%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	$1,573,000	$1,628,055

Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	392,000	414,540
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*	892,000	963,360

		1,377,900

Commercial Services - Finance — 0.1%
Automatic Data Processing, Inc. Senior Notes 1.70% due 05/15/2028	1,071,000	1,079,032
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*#	2,173,000	2,162,483

		3,241,515

Computer Services — 0.1%
Ahead DB Holdings LLC Company Guar. Notes 6.63% due 05/01/2028*	841,000	851,512
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	908,000	961,345
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	1,261,000	1,372,750

		3,185,607

Computer Software — 0.0%
Rackspace Technology Global, Inc. Senior Sec. Notes 3.50% due 02/15/2028*	996,000	959,188

Computers — 0.4%
Apple, Inc. Senior Notes 2.05% due 09/11/2026	1,609,000	1,687,221
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	2,338,000	3,450,919
Hewlett Packard Enterprise Co. Senior Notes 1.75% due 04/01/2026	4,563,000	4,635,464
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	211,000	282,519
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	1,785,000	2,358,900

		12,415,023

Computers - Integrated Systems — 0.1%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024#	640,000	656,000
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*	299,000	331,516

31

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Computers - Integrated Systems (continued)
NCR Corp. Company Guar. Notes 5.13% due 04/15/2029*	$1,349,000	$1,383,939

		2,371,455

Consumer Products - Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	27,000	29,474

Containers - Paper/Plastic — 0.1%
Amcor Flexibles North America, Inc. Company Guar. Notes 2.69% due 05/25/2031	914,000	919,342
Graphic Packaging International LLC Senior Sec. Notes 1.51% due 04/15/2026*#	1,573,000	1,571,576

		2,490,918

Cosmetics & Toiletries — 0.1%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	2,074,000	2,063,091
Edgewell Personal Care Co. Company Guar. Notes 4.13% due 04/01/2029*	1,246,000	1,247,557

		3,310,648

Dialysis Centers — 0.1%
DaVita, Inc. Company Guar. Notes 4.63% due 06/01/2030*	1,887,000	1,924,532

Direct Marketing — 0.1%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	1,374,000	1,470,180

Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*	1,395,000	1,349,216
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	1,077,000	1,098,540
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	1,056,000	1,101,598

		3,549,354

Diversified Banking Institutions — 2.5%
Bank of America Corp. Senior Notes 1.49% due 05/19/2024	4,081,000	4,161,404
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	3,468,000	3,652,619
Bank of America Corp. Senior Notes 3.31% due 04/22/2042	1,760,000	1,804,959
Bank of America Corp. Senior Notes 3.48% due 03/13/2052	1,007,000	1,045,881
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	1,504,000	1,667,407

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	$521,000	$594,597
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	3,022,000	3,399,789
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	2,365,000	3,206,649
Citigroup, Inc. Senior Notes 0.98% due 05/01/2025	1,677,000	1,687,364
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	387,000	394,398
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	1,901,000	2,101,954
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	2,222,000	2,543,041
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	798,000	972,136
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	1,490,000	1,935,189
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	2,003,000	2,618,226
Goldman Sachs Group, Inc. Senior Notes 3.21% due 04/22/2042	1,467,000	1,485,967
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	3,364,000	3,676,756
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	617,000	687,943
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	3,269,000	4,661,643
JPMorgan Chase & Co. Senior Notes 0.65% due 09/16/2024	2,818,000	2,826,781
JPMorgan Chase & Co. Senior Notes 1.58% due 04/22/2027	900,000	907,178
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026	6,534,000	6,776,531
JPMorgan Chase & Co. Senior Notes 2.07% due 06/01/2029	1,554,000	1,559,821
JPMorgan Chase & Co. Senior Notes 2.53% due 11/19/2041	6,371,000	5,831,209
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	11,000	12,385
Morgan Stanley Senior Notes 0.79% due 05/30/2025	709,000	709,376
Morgan Stanley Senior Notes 3.22% due 04/22/2042	1,727,000	1,761,242

32

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 3.63% due 01/20/2027	$5,347,000	$5,952,979
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	459,000	532,346

		69,167,770

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 4.25% due 05/01/2040	399,000	451,784
General Electric Co. Senior Notes 4.35% due 05/01/2050	1,544,000	1,763,341
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	1,713,000	1,847,201

		4,062,326

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 2.88% due 05/12/2041	1,216,000	1,211,377

E-Commerce/Services — 0.1%
Expedia Group, Inc. Company Guar. Notes 2.95% due 03/15/2031*	2,470,000	2,466,551
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	1,306,000	1,374,565

		3,841,116

Electric Products - Misc. — 0.1%
Emerson Electric Co. Senior Notes 0.88% due 10/15/2026	1,931,000	1,901,030

Electric - Distribution — 0.2%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	4,897,000	5,218,619
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	1,044,000	1,106,118

		6,324,737

Electric - Generation — 0.2%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,878,000	2,152,635
Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*	1,254,000	1,199,482
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	1,225,000	1,252,563
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	1,602,000	1,636,042

		6,240,722

Electric - Integrated — 2.0%
AES Corp. Senior Notes 2.45% due 01/15/2031*	3,727,000	3,616,791

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
Appalachian Power Co. Senior Notes 3.70% due 05/01/2050	$1,990,000	$2,073,721
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025	4,867,000	5,240,822
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050	469,000	515,839
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	2,023,000	2,504,865
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	3,499,000	4,058,420
Entergy Mississippi LLC 1st Mtg. Notes 3.50% due 06/01/2051	790,000	827,822
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039	3,087,000	3,575,022
Exelon Corp. Senior Notes 4.70% due 04/15/2050	1,430,000	1,732,822
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	3,185,000	4,242,038
Georgia Power Co. Senior Notes 3.25% due 03/15/2051	3,702,000	3,630,658
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	1,480,000	1,539,267
Monongahela Power Co. 1st Mtg. 3.55% due 05/15/2027*	1,879,000	2,074,125
Pacific Gas & Electric Co. 1st Mtg. Notes 3.95% due 12/01/2047	1,495,000	1,336,754
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	1,842,000	1,708,029
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	3,291,000	3,063,556
Public Service Co. of Colorado 1st Mtg. Notes 3.70% due 06/15/2028	1,574,000	1,767,769
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	1,461,000	1,704,946
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	2,479,000	3,419,138
Southern California Edison Co. 1st Mtg. Bonds 1.10% due 04/01/2024	4,622,000	4,655,648
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	1,203,000	1,196,985
Union Electric Co Senior Sec. Notes 2.95% due 06/15/2027	1,975,000	2,130,223

		56,615,260

33

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components - Semiconductors — 0.1%
Broadcom, Inc. Company Guar. Notes 3.50% due 02/15/2041*	$1,091,000	$1,053,690
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	2,008,000	2,199,496

		3,253,186

Electronic Measurement Instruments — 0.2%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	167,000	186,620
Vontier Corp. Company Guar. Notes 2.95% due 04/01/2031*	4,180,000	4,134,360

		4,320,980

Electronic Parts Distribution — 0.0%
Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*	1,080,000	1,090,811

Energy - Alternate Sources — 0.1%
Hanwha Energy USA Holdings Corp. Company Guar. Notes 2.38% due 07/30/2022*	1,492,000	1,523,231

Enterprise Software/Service — 0.4%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	1,201,000	1,249,040
Oracle Corp. Senior Notes 2.30% due 03/25/2028	5,136,000	5,256,732
Oracle Corp. Senior Notes 3.80% due 11/15/2037	3,518,000	3,755,657
Oracle Corp. Senior Notes 4.10% due 03/25/2061	1,804,000	1,891,058

		12,152,487

Finance - Auto Loans — 0.1%
Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	134,000	138,690
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	1,440,000	1,522,351

		1,661,041

Finance - Commercial — 0.0%
Burford Capital Global Finance LLC Company Guar. Notes 6.25% due 04/15/2028*	940,000	982,300

Finance - Consumer Loans — 0.4%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	2,052,000	2,098,170
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	365,000	378,687
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	195,000	207,431

Security Description	Principal Amount	Value (Note 2)

Finance - Consumer Loans (continued)
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	$611,000	$690,430
Synchrony Financial Senior Notes 4.50% due 07/23/2025	7,749,000	8,686,411

		12,061,129

Finance - Credit Card — 0.3%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	1,340,000	1,380,200
American Express Co. Senior Notes 3.40% due 02/22/2024	1,657,000	1,784,857
American Express Co. Senior Notes 4.20% due 11/06/2025	1,166,000	1,324,557
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	2,455,000	2,574,514
Visa, Inc. Senior Notes 0.75% due 08/15/2027	808,000	785,786

		7,849,914

Finance - Investment Banker/Broker — 0.1%
Aretec Escrow Issuer, Inc. Senior Notes 7.50% due 04/01/2029*	2,475,000	2,524,500
LPL Holdings, Inc. Company Guar. Notes 4.00% due 03/15/2029*	767,000	762,206
LPL Holdings, Inc. Company Guar. Notes 4.63% due 11/15/2027*	195,000	203,199

		3,489,905

Finance - Mortgage Loan/Banker — 0.1%
Genworth Mtg. Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	1,904,000	2,065,840
LD Holdings Group LLC Company Guar. Notes 6.50% due 11/01/2025*	384,000	397,248
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	970,000	945,410
Quicken Loans, Inc. Company Guar. Notes 5.25% due 01/15/2028*	295,000	308,458

		3,716,956

Financial Guarantee Insurance — 0.1%
Assured Guaranty US Holdings, Inc. Company Guar. Notes 3.15% due 06/15/2031	756,000	769,506
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	711,000	814,095

		1,583,601

Food - Meat Products — 0.2%
Hormel Foods Corp. Senior Notes 0.65% due 06/03/2024	1,327,000	1,328,035

34

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Food - Meat Products (continued)
Hormel Foods Corp. Senior Notes 3.05% due 06/03/2051	$721,000	$718,967
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	1,536,000	1,689,225
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	1,712,000	1,975,854

		5,712,081

Food - Misc./Diversified — 0.3%
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	1,766,000	2,323,847
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	1,203,000	1,227,060
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049	724,000	832,023
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	2,771,000	3,055,807
Post Holdings, Inc. Senior Notes 4.50% due 09/15/2031*	1,407,000	1,391,171

		8,829,908

Food - Retail — 0.1%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	1,460,000	1,511,100
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	779,000	827,687

		2,338,787

Food - Wholesale/Distribution — 0.4%
C&S Group Enterprises LLC Company Guar. Notes 5.00% due 12/15/2028*	1,399,000	1,335,626
Sysco Corp. Company Guar. Notes 4.45% due 03/15/2048	3,375,000	3,904,907
Sysco Corp. Company Guar. Notes 4.50% due 04/01/2046	1,960,000	2,261,715
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	755,000	961,489
Sysco Corp. Company Guar. Bonds 6.60% due 04/01/2040	1,909,000	2,751,003
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	812,000	1,222,935

		12,437,675

Gas - Distribution — 0.0%
National Fuel Gas Co. Senior Notes 2.95% due 03/01/2031	1,259,000	1,251,909

Security Description	Principal Amount	Value (Note 2)

Hotels/Motels — 0.4%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Senior Notes 5.00% due 06/01/2029*	$1,100,000	$1,111,000
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	1,300,000	1,365,000
Marriott International, Inc. Senior Notes 2.85% due 04/15/2031	2,510,000	2,502,235
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	3,995,000	4,509,072
Wyndham Worldwide Corp. Senior Sec. Notes 6.00% due 04/01/2027	1,247,000	1,379,494

		10,866,801

Human Resources — 0.2%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	928,000	954,986
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	2,113,000	1,965,090
TriNet Group, Inc. Company Guar. Notes 3.50% due 03/01/2029*	1,425,000	1,385,813

		4,305,889

Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	1,739,000	1,634,556
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	857,000	885,924
NRG Energy, Inc. Company Guar. Notes 3.38% due 02/15/2029*	422,000	407,013
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	1,266,000	1,213,777
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	748,000	770,440

		4,911,710

Instruments - Controls — 0.1%
Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022	1,524,000	1,525,158

Insurance Brokers — 0.1%
AmFam Holdings, Inc. Senior Notes 3.83% due 03/11/2051*	2,019,000	2,087,434
Arthur J. Gallagher & Co. Senior Notes 3.50% due 05/20/2051	736,000	748,599
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049	460,000	502,367

		3,338,400

35

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Life/Health — 0.8%
Americo Life, Inc. Senior Notes 3.45% due 04/15/2031*	$1,324,000	$1,335,911
Athene Global Funding Sec. Notes 1.00% due 04/16/2024*	2,845,000	2,857,430
Equitable Financial Life Global Funding Sec. Notes 0.50% due 04/06/2023*	3,549,000	3,556,099
Ohio National Financial Services, Inc. Senior Notes 5.55% due 01/24/2030*	2,734,000	3,057,619
Penn Mutual Life Insurance Co. Sub. Notes 3.80% due 04/29/2061*#	884,000	883,544
Principal Life Global Funding II Sec. Notes 0.50% due 01/08/2024*#	2,055,000	2,056,746
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026	4,630,000	4,716,356
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047	450,000	500,459
Sammons Financial Group, Inc. Senior Notes 3.35% due 04/16/2031*	1,709,000	1,732,462
Security Benefit Global Funding Sec. Notes 1.25% due 05/17/2024*	893,000	896,409
Unum Group Senior Notes 4.50% due 03/15/2025	809,000	907,812
Western & Southern Life Insurance Co. Sub. Notes 3.75% due 04/28/2061*	908,000	917,995

		23,418,842

Insurance - Mutual — 0.1%
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	1,494,000	1,593,212

Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 3.50% due 05/01/2026*	825,000	839,190

Internet Telephone — 0.0%
Cablevision Lightpath LLC Senior Sec. Notes 3.88% due 09/15/2027*	848,000	824,981

Investment Management/Advisor Services — 0.1%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	1,206,000	1,251,225
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	1,948,000	1,991,200
NFP Corp. Senior Sec. Notes 4.88% due 08/15/2028*	548,000	549,370

		3,791,795

Security Description	Principal Amount	Value (Note 2)

Machinery - Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 0.65% due 07/07/2023	$3,028,000	$3,049,014
Caterpillar Financial Services Corp. Senior Notes 1.10% due 09/14/2027	2,280,000	2,244,146

		5,293,160

Machinery - Farming — 0.2%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	2,392,000	2,601,990
John Deere Capital Corp. Senior Notes 1.50% due 03/06/2028	3,188,000	3,159,195

		5,761,185

Medical Labs & Testing Services — 0.0%
Catalent Pharma Solutions, Inc. Company Guar. Notes 3.13% due 02/15/2029*	329,000	316,597
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	500,000	521,500

		838,097

Medical - Biomedical/Gene — 0.0%
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	602,000	564,411
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	474,000	414,803

		979,214

Medical - Drugs — 0.4%
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	1,779,000	1,991,646
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	2,148,000	2,471,807
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	2,704,000	2,688,746
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	1,501,000	1,591,159
Organon Finance 1 LLC Senior Sec. Notes 4.13% due 04/30/2028*	682,000	688,820
Organon Finance 1 LLC Senior Notes 5.13% due 04/30/2031*	405,000	415,943

		9,848,121

Medical - Generic Drugs — 0.2%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	1,248,000	1,272,960
Upjohn, Inc. Company Guar. Notes 3.85% due 06/22/2040*	1,444,000	1,493,887

36

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Generic Drugs (continued)
Viatris, Inc. Company Guar. Notes 4.00% due 06/22/2050*	$4,042,000	$4,105,780

		6,872,627

Medical - HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026	2,503,000	2,534,741
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	1,276,000	1,421,872

		3,956,613

Medical - Hospitals — 0.3%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.00% due 04/15/2029*	269,000	279,088
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	646,000	684,760
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	912,000	955,320
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	2,574,000	2,645,300
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	965,000	961,381
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	953,000	965,865
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	1,836,000	1,921,466

		8,413,180

Medical - Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	2,802,000	3,190,270

Metal - Copper — 0.1%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	367,000	383,056
Freeport-McMoRan, Inc. Company Guar. Notes 4.25% due 03/01/2030	1,032,000	1,109,813
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	503,000	552,042
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	527,000	585,840

		2,630,751

Metal - Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 3.88% due 04/27/2051*	1,223,000	1,225,700

Multimedia — 0.3%
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	6,226,000	6,784,762

Security Description	Principal Amount	Value (Note 2)

Multimedia (continued)
Walt Disney Co. Company Guar. Bonds 2.75% due 09/01/2049	$2,719,000	$2,532,311

		9,317,073

Non-Hazardous Waste Disposal — 0.0%
Covanta Holding Corp. Company Guar. Notes 5.00% due 09/01/2030	1,334,000	1,374,020

Non-Profit Charity — 0.1%
Ford Foundation Notes 2.82% due 06/01/2070	1,603,000	1,530,486

Oil Companies - Exploration & Production — 1.1%
Antero Resources Corp. Company Guar. Notes 5.38% due 03/01/2030*	285,000	285,178
Apache Corp. Senior Notes 4.38% due 10/15/2028	958,000	982,745
Apache Corp. Senior Notes 4.75% due 04/15/2043	828,000	818,536
Apache Corp. Senior Notes 4.88% due 11/15/2027	599,000	628,950
California Resources Corp. Company Guar. Notes 7.13% due 02/01/2026*	1,593,000	1,642,781
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	352,000	315,040
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	181,000	196,385
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	704,000	826,165
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	1,845,000	1,957,713
Diamondback Energy, Inc. Company Guar. Notes 4.40% due 03/24/2051	1,632,000	1,768,193
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	777,000	821,740
EOG Resources, Inc. Senior Bonds 4.95% due 04/15/2050	1,022,000	1,298,352
Hess Corp. Senior Notes 6.00% due 01/15/2040	4,093,000	5,121,760
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 02/01/2029*	672,000	689,909
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 6.00% due 02/01/2031*	1,194,000	1,235,503
Independence Energy Finance LLC Senior Notes 7.25% due 05/01/2026*	1,108,000	1,121,994
Indigo Natural Resources LLC Senior Notes 5.38% due 02/01/2029*	1,245,000	1,248,399

37

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	$2,759,000	$3,542,841
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	1,289,000	1,639,738
Oasis Petroleum, Inc. Company Guar. Notes 6.38% due 06/01/2026*	137,000	139,226
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025#	618,000	669,634
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031#	616,000	683,236
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	1,383,000	1,538,007
Occidental Petroleum Corp. Senior Notes 7.50% due 05/01/2031	841,000	1,000,294
Range Resources Corp. Company Guar. Notes 8.25% due 01/15/2029*	744,000	829,560

		31,001,879

Oil Companies - Integrated — 0.8%
BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	3,186,000	2,851,609
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061	2,181,000	2,117,397
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027	5,346,000	5,927,500
Chevron Corp. Senior Notes 1.55% due 05/11/2025	3,817,000	3,943,297
Chevron Corp. Senior Notes 2.36% due 12/05/2022	876,000	899,521
Chevron USA, Inc. Company Guar. Notes 1.02% due 08/12/2027	1,350,000	1,321,260
Chevron USA, Inc. Company Guar. Notes 4.20% due 10/15/2049	1,134,000	1,349,682
Chevron USA, Inc. Company Guar. Notes 5.25% due 11/15/2043	1,812,000	2,401,719
Murphy Oil Corp. Senior Notes 6.38% due 07/15/2028	1,213,000	1,273,650

		22,085,635

Oil Refining & Marketing — 0.1%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028	1,756,000	1,295,050
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	1,399,000	1,406,830

		2,701,880

Security Description	Principal Amount	Value (Note 2)

Oil - Field Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	$1,301,000	$1,379,060
ChampionX Corp Company Guar. Notes 6.38% due 05/01/2026	803,000	841,496
Halliburton Co. Senior Notes 4.75% due 08/01/2043	1,127,000	1,263,826
Halliburton Co. Senior Notes 4.85% due 11/15/2035	1,906,000	2,195,792
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	1,810,000	2,019,692
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,198,000	1,257,840

		8,957,706

Paper & Related Products — 0.5%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	1,383,000	1,355,340
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	4,894,000	5,530,609
Georgia-Pacific LLC Senior Notes 0.95% due 05/15/2026*	7,583,000	7,466,413

		14,352,362

Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	1,292,000	1,358,951

Pharmacy Services — 0.3%
Cigna Corp. Senior Notes 3.40% due 03/15/2051	2,226,000	2,231,980
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	866,000	809,493
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,056,000	3,644,648
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	1,326,000	1,644,717

		8,330,838

Pipelines — 2.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	1,896,000	1,949,922
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	445,000	458,906
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	1,200,000	1,200,000

38

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	$664,000	$702,180
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028*	932,000	978,600
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	747,000	821,700
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	479,000	561,628
DT Midstream, Inc. Senior Notes 4.13% due 06/15/2029*	232,000	233,160
DT Midstream, Inc. Senior Notes 4.38% due 06/15/2031*	493,000	494,849
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	1,376,000	1,558,426
Energy Transfer Operating LP Senior Notes 4.90% due 03/15/2035	2,140,000	2,389,038
Energy Transfer Operating LP Senior Notes 6.13% due 12/15/2045	2,402,000	2,894,857
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	216,000	182,520
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 01/31/2051	2,066,000	2,078,573
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	1,515,000	1,662,414
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,499,000	1,499,000
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	552,000	555,533
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 8.00% due 01/15/2027	1,317,000	1,353,217
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*	3,015,000	3,077,583
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*	1,711,000	1,791,368
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	1,913,000	2,056,475
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	1,864,000	1,910,600
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	1,905,000	2,231,744
NGL Energy Operating LLC/NGL Energy Finance Corp. Senior Sec. Notes 7.50% due 02/01/2026*	1,695,000	1,760,817
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	1,358,000	1,378,540

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	$1,114,000	$1,153,747
NuStar Logistics LP Company Guar. Notes 5.75% due 10/01/2025	517,000	550,282
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	880,000	963,600
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	3,735,000	4,893,827
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	886,000	860,522
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 6.65% due 01/15/2037	2,217,000	2,738,854
Sunoco Logistics Partners Operations LP Senior Notes 5.35% due 05/15/2045	1,283,000	1,438,897
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*	1,181,000	1,234,145
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026	2,685,000	3,052,785
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	2,715,000	3,408,089

		56,076,398

Poultry — 0.1%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	917,000	975,459
Simmons Foods, Inc. Sec. Notes 4.63% due 03/01/2029*	964,000	976,050

		1,951,509

Printing - Commercial — 0.0%
Deluxe Corp. Company Guar. Notes 8.00% due 06/01/2029*	766,000	798,701

Protection/Safety — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 3.38% due 08/31/2027*	973,000	933,837
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	1,291,000	1,412,031

		2,345,868

Real Estate Investment Trusts — 1.2%
American Tower Corp. Senior Notes 3.10% due 06/15/2050	338,000	314,581
Boston Properties LP Senior Notes 2.55% due 04/01/2032	1,772,000	1,732,182
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	2,102,000	2,246,823

39

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	$1,467,000	$1,503,675
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	478,000	505,485
Essex Portfolio LP Company Guar. Notes 2.65% due 09/01/2050	11,000	9,311
Federal Realty Investment Trust Senior Notes 1.25% due 02/15/2026	2,656,000	2,652,681
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	376,000	387,284
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	947,000	999,085
Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030	1,747,000	1,572,300
Host Hotels & Resorts LP Senior Notes 3.50% due 09/15/2030	4,032,000	4,142,069
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	1,836,000	1,794,690
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	228,000	252,439
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 3.50% due 03/15/2031	694,000	699,403
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	137,000	144,193
National Health Investors, Inc. Company Guar. Notes 3.00% due 02/01/2031	1,356,000	1,290,684
Omega Healthcare Investors, Inc. Company Guar. Notes 3.25% due 04/15/2033	3,261,000	3,189,528
Omega Healthcare Investors, Inc. Company Guar. Notes 3.38% due 02/01/2031	1,702,000	1,719,359
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer Senior Sec. Notes 4.88% due 05/15/2029*	281,000	291,200
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer Senior Sec. Notes 5.88% due 10/01/2028*	1,105,000	1,179,588
Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030	601,000	597,478
Rayonier LP Company Guar. Notes 2.75% due 05/17/2031	856,000	861,311
Service Properties Trust Senior Notes 4.75% due 10/01/2026	148,000	140,600

Security Description	Principal Amount	Value (Note 2)

Real Estate Investment Trusts (continued)
Service Properties Trust Senior Notes 4.95% due 10/01/2029	$90,000	$83,925
Service Properties Trust Senior Notes 5.25% due 02/15/2026	135,000	131,963
Service Properties Trust Company Guar. Notes 5.50% due 12/15/2027	78,000	80,309
Spirit Realty LP Company Guar. Notes 2.70% due 02/15/2032	495,000	481,109
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	1,739,000	1,813,429
Vornado Realty LP Senior Notes 2.15% due 06/01/2026	702,000	708,756
Vornado Realty LP Senior Notes 3.40% due 06/01/2031	428,000	431,693
Welltower, Inc. Senior Notes 2.80% due 06/01/2031	586,000	593,186

		32,550,319

Real Estate Management/Services — 0.0%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	1,266,000	1,364,115

Real Estate Operations & Development — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 4.75% due 03/01/2029	1,072,000	1,098,178

Recycling — 0.1%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	1,439,000	1,507,352

Rental Auto/Equipment — 0.1%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*#	1,495,000	1,352,975
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.38% due 03/01/2029*	265,000	275,600
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.75% due 07/15/2027*	653,000	684,017

		2,312,592

Research & Development — 0.0%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*	170,000	178,075
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	627,000	677,160

		855,235

Resort/Theme Parks — 0.1%
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	1,285,000	1,391,012

40

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Automobile — 0.1%
Carvana Co. Company Guar. Notes 5.50% due 04/15/2027*	$810,000	$835,637
LCM Investments Holdings II LLC Senior Notes 4.88% due 05/01/2029*	545,000	559,693

		1,395,330

Retail - Building Products — 0.0%
Park River Holdings, Inc. Senior Notes 6.75% due 08/01/2029*	847,000	848,059

Retail - Discount — 0.0%
Walmart, Inc. Senior Notes 2.55% due 04/11/2023	1,066,000	1,107,424

Retail - Major Department Stores — 0.1%
Nordstrom, Inc. Senior Notes 2.30% due 04/08/2024*	810,000	812,955
Nordstrom, Inc. Senior Notes 4.25% due 08/01/2031*	1,101,000	1,117,897
Nordstrom, Inc. Senior Notes 5.00% due 01/15/2044	550,000	538,379

		2,469,231

Retail - Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	1,342,000	1,388,970

Retail - Petroleum Products — 0.1%
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	1,326,000	1,384,012

Retail - Regional Department Stores — 0.2%
Kohl’s Corp. Senior Notes 3.38% due 05/01/2031	1,220,000	1,254,227
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	3,517,000	4,134,252

		5,388,479

Retail - Restaurants — 0.3%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	933,000	974,985
CEC Entertainment LLC Senior Sec. Notes 6.75% due 05/01/2026*	1,399,000	1,412,962
Dave & Buster’s, Inc. Senior Sec. Notes 7.63% due 11/01/2025*	1,296,000	1,380,240
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	1,123,000	1,181,676
McDonald’s Corp. Senior Notes 4.20% due 04/01/2050	1,180,000	1,364,403

Security Description	Principal Amount	Value (Note 2)

Retail - Restaurants (continued)
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	$1,382,000	$1,627,623

		7,941,889

Satellite Telecom — 0.1%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,606,000	1,780,652

Savings & Loans/Thrifts — 0.2%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	2,339,000	2,422,569
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028#	2,968,000	3,221,256

		5,643,825

Security Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Notes 6.00% due 06/01/2029*	225,000	228,379
Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*	1,119,000	1,146,975
Brink’s Co. Company Guar. Notes 5.50% due 07/15/2025*	220,000	233,882

		1,609,236

Steel - Producers — 0.1%
Cleveland-Cliffs, Inc. Company Guar. Notes 4.63% due 03/01/2029*#	645,000	663,950
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	584,000	602,396
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	898,000	969,840
Commercial Metals Co. Senior Notes 3.88% due 02/15/2031	1,385,000	1,367,688
Periama Holdings LLC Company Guar. Notes COMPANY GUARNT 5.95% due 04/19/2026	200,000	215,280
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	5,000	5,405

		3,824,559

Telecom Equipment - Fiber Optics — 0.2%
Corning, Inc. Senior Notes 5.45% due 11/15/2079	3,683,000	4,748,472

Telecom Services — 0.1%
Frontier Communications Corp. Senior Sec. Notes 5.00% due 05/01/2028*	1,365,000	1,399,125

Telephone - Integrated — 1.2%
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	737,000	699,429

41

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	$7,503,000	$8,611,714
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	900,000	1,053,550
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	1,632,000	1,925,723
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	2,904,000	3,481,178
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	1,217,000	1,260,736
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	89,000	99,680
Verizon Communications, Inc. Senior Notes 1.50% due 09/18/2030	3,466,000	3,254,643
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056	5,623,000	5,023,281
Verizon Communications, Inc. Senior Notes 3.55% due 03/22/2051	1,165,000	1,184,296
Verizon Communications, Inc. Senior Notes 3.70% due 03/22/2061	2,796,000	2,827,166
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	998,000	1,155,753
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	729,000	852,559
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	1,206,000	1,225,597

		32,655,305

Television — 0.1%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	948,000	1,102,050
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	924,000	1,085,700
Gray Television, Inc. Company Guar. Notes 4.75% due 10/15/2030*	988,000	970,532

		3,158,282

Theaters — 0.1%
Live Nation Entertainment, Inc. Senior Sec. Notes 3.75% due 01/15/2028*	135,000	134,352
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	1,252,000	1,278,630

		1,412,982

Security Description	Principal Amount	Value (Note 2)

Transport - Air Freight — 0.1%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	$1,476,000	$1,511,055

Transport - Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 4.35% due 02/15/2024	2,686,000	2,938,038

Transport - Marine — 0.1%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	1,468,000	1,633,046

Transport - Rail — 0.1%
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	1,034,000	1,236,789
Norfolk Southern Corp. Senior Notes 2.30% due 05/15/2031	382,000	382,276
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	1,892,000	2,150,203

		3,769,268

Transport - Services — 0.2%
FedEx Corp. Company Guar. Notes 2.40% due 05/15/2031	595,000	595,006
FedEx Corp. Pass Through Trust Senior Sec. Notes Series 2020-1, Class AA 1.88% due 08/20/2035	2,217,094	2,183,592
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025#	1,411,000	1,572,222

		4,350,820

Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	2,777,000	3,017,923
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*	1,312,000	1,477,509

		4,495,432

Vitamins & Nutrition Products — 0.1%
HLF Financing Sarl LLC / Herbalife International, Inc. Company Guar. Notes 4.88% due 06/01/2029*	2,900,000	2,905,220

Water — 0.0%
Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050	1,142,000	1,138,188

Total U.S. Corporate Bonds & Notes
(cost $806,563,720)		833,497,152

FOREIGN CORPORATE BONDS & NOTES — 10.6%
Agricultural Chemicals — 0.1%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	1,361,000	1,369,125

42

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Agricultural Chemicals (continued)
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*	$1,079,000	$1,111,370

		2,480,495

Agricultural Operations — 0.1%
Viterra Finance BV Company Guar. Notes 3.20% due 04/21/2031*	1,817,000	1,801,413

Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.50% due 04/20/2026*	225,043	236,858
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.75% due 04/20/2029*	430,000	461,046
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. Senior Sec. Notes 5.75% due 01/20/2026*	1,047,367	1,112,827

		1,810,731

Auto - Cars/Light Trucks — 0.2%
Hyundai Capital Services, Inc. Senior Notes 1.25% due 02/08/2026*	1,651,000	1,630,292
Kia Corp. Senior Notes 1.00% due 04/16/2024*#	1,560,000	1,572,957
Nissan Motor Co., Ltd. Senior Notes 3.04% due 09/15/2023*	1,688,000	1,766,308

		4,969,557

Banks - Commercial — 1.8%
Akbank TAS Senior Notes 6.80% due 02/06/2026	200,000	209,480
Banco de Credito del Peru Sub. Notes 3.13% due 07/01/2030*	475,000	469,067
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027	200,000	214,752
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Senior Notes 5.38% due 04/17/2025*	2,275,000	2,583,285
Bank of Montreal Senior Notes 2.05% due 11/01/2022	4,396,000	4,509,351
Barclays Bank PLC Senior Notes 1.70% due 05/12/2022	714,000	723,327
Canadian Imperial Bank of Commerce Senior Notes 0.50% due 12/14/2023	1,916,000	1,914,426
Canadian Imperial Bank of Commerce Senior Notes 0.95% due 10/23/2025	1,349,000	1,348,610
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025	1,200,000	1,259,076

Security Description	Principal Amount	Value (Note 2)

Banks - Commercial (continued)
Cooperatieve Rabobank UA Senior Notes 1.00% due 09/24/2026*	$5,137,000	$5,093,101
Credit Suisse AG Senior Notes 2.10% due 11/12/2021	349,000	351,917
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	2,250,000	2,410,723
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	1,541,000	1,645,364
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*#	2,063,000	2,107,396
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*	700,000	689,640
ING Groep NV Senior Notes 1.40% due 07/01/2026*	4,203,000	4,234,384
ING Groep NV Senior Notes 4.63% due 01/06/2026*	1,385,000	1,589,197
Intesa Sanpaolo SpA Sub. Notes 4.20% due 06/01/2032*	887,000	898,957
Intesa Sanpaolo SpA Sub. Notes 4.95% due 06/01/2042*	1,977,000	1,997,966
Malayan Banking Bhd Sub. Notes 3.91% due 10/29/2026	200,000	201,996
National Australia Bank, Ltd. Sub. Notes 2.99% due 05/21/2031*	879,000	883,518
National Bank of Canada Company Guar. Notes 0.55% due 11/15/2024	2,193,000	2,188,421
National Bank of Canada Senior Notes 2.15% due 10/07/2022*	2,096,000	2,147,897
Philippine National Bank Senior Notes 3.28% due 09/27/2024	700,000	736,800
Standard Chartered PLC Senior Notes 2.82% due 01/30/2026*	1,530,000	1,611,113
Standard Chartered PLC Sub. Notes 3.27% due 02/18/2036*	3,347,000	3,339,293
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 0.85% due 03/25/2024*	5,247,000	5,270,999

		50,630,056

Building - Residential/Commercial — 0.1%
Mattamy Group Corp. Senior Notes 4.63% due 03/01/2030*	409,000	410,022
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	914,000	952,845

		1,362,867

43

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 0.1%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	$2,383,000	$2,364,818
UPC Broadband Finco BV Senior Sec. Notes 4.88% due 07/15/2031*	1,255,000	1,253,431

		3,618,249

Casino Hotels — 0.1%
Melco Resorts Finance, Ltd. Senior Notes 5.38% due 12/04/2029*	1,285,000	1,371,095
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*	1,343,000	1,386,647

		2,757,742

Cellular Telecom — 0.3%
Altice France SA Senior Sec. Notes 5.13% due 07/15/2029*	1,065,000	1,055,905
Altice France SA Senior Sec. Notes 5.50% due 01/15/2028*	121,000	123,782
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	215,000	234,350
Colombia Telecomunicaciones SA ESP Senior Notes 4.95% due 07/17/2030*	1,972,000	2,038,851
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	233,000	242,301
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	1,338,000	1,414,681
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	1,572,000	1,896,526
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	1,205,000	1,525,417

		8,531,813

Chemicals - Diversified — 0.2%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	1,974,000	2,075,187
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	2,905,000	3,022,653
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030	200,000	208,100
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.13% due 04/01/2029*	814,000	833,373

		6,139,313

Chemicals - Other — 0.0%
MEGlobal Canada ULC Company Guar. Notes 5.00% due 05/18/2025*	600,000	673,920

Security Description	Principal Amount	Value (Note 2)

Chemicals - Specialty — 0.1%
Methanex Corp. Senior Notes 5.13% due 10/15/2027	$1,325,000	$1,384,625

Computer Software — 0.0%
Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*	808,000	837,290

Containers - Metal/Glass — 0.1%
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	1,280,000	1,375,501

Containers - Paper/Plastic — 0.2%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*	1,323,000	1,372,613
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*	1,322,000	1,398,279
Klabin Austria GmbH Company Guar. Notes 7.00% due 04/03/2049*	2,658,000	3,292,624

		6,063,516

Cruise Lines — 0.3%
Carnival Corp. Senior Notes 5.75% due 03/01/2027*	1,530,000	1,625,625
Carnival Corp. Senior Notes 7.63% due 03/01/2026*	177,000	193,815
NCL Corp., Ltd. Senior Notes 3.63% due 12/15/2024*	1,721,000	1,644,760
NCL Corp., Ltd. Company Guar. Notes 5.88% due 03/15/2026*	687,000	716,197
Royal Caribbean Cruises, Ltd. Senior Notes 5.50% due 04/01/2028*	532,000	559,930
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	1,192,000	1,235,413
Viking Ocean Cruises Ship VII, Ltd. Senior Sec. Notes SR SECURED 5.63% due 02/15/2029*	301,000	304,010
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	1,740,000	1,748,700

		8,028,450

Diversified Banking Institutions — 2.2%
Banco Santander SA Senior Notes 2.71% due 06/27/2024	2,000,000	2,117,849
Barclays PLC Sub. Notes 3.56% due 09/23/2035	3,614,000	3,696,363
BNP Paribas SA Senior Notes 1.32% due 01/13/2027*	5,921,000	5,862,212
BNP Paribas SA Senior Notes 2.87% due 04/19/2032*	3,541,000	3,589,467

44

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Credit Agricole SA Senior Notes 1.91% due 06/16/2026*	$2,069,000	$2,118,870
Credit Agricole SA Sub. Notes 2.81% due 01/11/2041*	2,763,000	2,531,352
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024	1,400,000	1,439,947
HSBC Holdings PLC Senior Notes 1.59% due 05/24/2027	3,639,000	3,655,503
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026	1,310,000	1,464,375
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	2,346,000	2,450,930
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	4,177,000	4,392,218
Natwest Group PLC Sub. Notes 3.03% due 11/28/2035	5,116,000	5,035,167
Natwest Group PLC Senior Notes 4.27% due 03/22/2025	531,000	579,503
Natwest Group PLC Senior Notes 4.52% due 06/25/2024	622,000	670,939
NatWest Markets PLC Senior Notes 0.80% due 08/12/2024*	1,489,000	1,491,248
Royal Bank of Scotland Group PLC Senior Notes 2.36% due 05/22/2024	3,805,000	3,929,798
Societe Generale SA Company Guar. Notes 3.63% due 03/01/2041*	1,420,000	1,385,147
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	416,000	428,519
UBS Group Funding Switzerland AG Senior Notes 4.13% due 09/24/2025*	269,000	301,819
UniCredit SpA Senior Notes 2.57% due 09/22/2026*	3,353,000	3,406,804
UniCredit SpA FRS Senior Notes 3.13% due 06/03/2032*	2,947,000	2,939,473
UniCredit SpA Sub. Bonds 5.46% due 06/30/2035*	4,792,000	5,185,971
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	2,457,000	2,545,005

		61,218,479

Diversified Financial Services — 0.4%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	1,309,000	1,361,360

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	$8,628,000	$10,058,138

		11,419,498

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.15% due 03/11/2031*	962,000	954,193
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*	2,021,000	2,198,889

		3,153,082

Diversified Minerals — 0.3%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	2,155,000	2,136,407
FMG Resources August 2006 Pty., Ltd. Company Guar. Notes 4.38% due 04/01/2031*	405,000	423,144
FMG Resources August 2006 Pty., Ltd. Company Guar. Notes 4.50% due 09/15/2027*	771,000	837,175
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	3,960,000	5,136,133

		8,532,859

Electric - Distribution — 0.0%
Energuate Trust Company Guar. Notes 5.88% due 05/03/2027	600,000	625,506
Infraestructura Energetica Nova SAB de CV Senior Notes 4.75% due 01/15/2051*	450,000	442,687

		1,068,193

Electric - Generation — 0.2%
Electricite de France SA Senior Notes 5.00% due 09/21/2048*	1,947,000	2,471,415
LLPL Capital Pte, Ltd. Senior Sec. Notes 6.88% due 02/04/2039	638,400	744,534
Minejesa Capital BV Senior Sec. Notes 4.63% due 08/10/2030	400,000	416,200
Minejesa Capital BV Senior Sec. Notes 5.63% due 08/10/2037	500,000	518,750
Mong Duong Finance Holdings BV Senior Sec. Notes 5.13% due 05/07/2029	800,000	795,000

		4,945,899

Electric - Integrated — 0.2%
Empresas Publicas de Medellin ESP Senior Notes 4.25% due 07/18/2029	200,000	196,520
Empresas Publicas de Medellin ESP Senior Notes 4.38% due 02/15/2031*	845,000	828,269

45

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	$2,225,000	$2,660,699
Engie Energia Chile SA Senior Notes 3.40% due 01/28/2030*	1,717,000	1,755,633

		5,441,121

Electric - Transmission — 0.0%
Transelec SA Senior Notes 4.25% due 01/14/2025	200,000	217,152

Energy - Alternate Sources — 0.0%
Greenko Solar Mauritius, Ltd. 5.95% due 07/29/2026	200,000	215,286
ReNew Power Synthetic Senior Sec. Notes 6.67% due 03/12/2024	600,000	630,900
ReNew Power, Ltd. Senior Sec. Notes 6.45% due 09/27/2022	400,000	413,000

		1,259,186

Finance - Consumer Loans — 0.1%
goeasy, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	1,227,000	1,242,337
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	541,000	559,259

		1,801,596

Finance - Leasing Companies — 0.0%
BOC Aviation, Ltd. Senior Notes 2.63% due 09/17/2030*	665,000	646,864

Finance - Other Services — 0.1%
LSEGA Financing PLC Company Guar. Notes 3.20% due 04/06/2041*	1,308,000	1,322,602

Food - Meat Products — 0.0%
BRF SA Senior Notes 4.88% due 01/24/2030*	400,000	415,504
Minerva Luxembourg SA Company Guar. Notes 4.38% due 03/18/2031*	200,000	196,102

		611,606

Gold Mining — 0.1%
AngloGold Ashanti Holdings PLC Company Guar. Notes 3.75% due 10/01/2030	1,779,000	1,839,786

Independent Power Producers — 0.0%
Termocandelaria Power, Ltd. Company Guar. Notes 7.88% due 01/30/2029	277,500	294,847

Industrial Gases — 0.0%
Yingde Gases Investment, Ltd. Company Guar. Notes 6.25% due 01/19/2023	400,000	412,200

Security Description	Principal Amount	Value (Note 2)

Insurance - Life/Health — 0.1%
Athene Holding, Ltd. Senior Notes 3.50% due 01/15/2031	$1,124,000	$1,183,005
Athene Holding, Ltd. Senior Notes 3.95% due 05/25/2051	393,000	398,529

		1,581,534

Insurance - Property/Casualty — 0.1%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	3,606,000	4,109,439

Insurance - Reinsurance — 0.0%
Fairfax Financial Holdings, Ltd. Senior Notes 3.38% due 03/03/2031*	892,000	909,638

Internet Financial Services — 0.1%
ION Trading Technologies SARL Senior Sec. Notes 5.75% due 05/15/2028*	1,640,000	1,663,124

Investment Companies — 0.1%
Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026	1,100,000	753,500
JAB Holdings BV Company Guar. Notes 3.75% due 05/28/2051*	1,640,000	1,643,797
MDGH - GMTN BV Company Guar. Notes 3.70% due 11/07/2049	400,000	420,920

		2,818,217

Machinery - Construction & Mining — 0.1%
Weir Group PLC Senior Notes 2.20% due 05/13/2026*	3,810,000	3,851,817

Medical Products — 0.1%
STERIS PLC Company Guar. Notes 3.75% due 03/15/2051	2,419,000	2,468,275

Medical - Drugs — 0.1%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Senior Sec. Notes 5.88% due 10/15/2024*	227,000	224,546
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	2,957,000	3,231,780
Takeda Pharmaceutical Co., Ltd. Senior Bonds 3.18% due 07/09/2050	455,000	436,756

		3,893,082

Metal - Aluminum — 0.0%
Indonesia Asahan Aluminium Persero PT Senior Notes 6.53% due 11/15/2028	600,000	727,500

Metal - Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 6.88% due 03/01/2026*	1,055,000	1,106,431

46

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Metal - Diversified — 0.0%
Chinalco Capital Holdings, Ltd. Company Guar. Notes 4.25% due 04/21/2022	$400,000	$405,603

Metal - Iron — 0.1%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	1,262,000	1,383,078

Motion Pictures & Services — 0.1%
Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*	1,751,000	1,794,775

Multimedia — 0.0%
Globo Comunicacao e Participacoes SA Senior Notes 4.88% due 01/22/2030*	600,000	610,200

Oil Companies - Exploration & Production — 0.2%
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	1,595,000	1,648,831
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*	895,000	959,888
Oil India, Ltd. Senior Notes 5.13% due 02/04/2029	200,000	222,950
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024	200,000	180,000
Santos Finance, Ltd. Company Guar. Notes 3.65% due 04/29/2031*	1,950,000	1,955,142

		4,966,811

Oil Companies - Integrated — 0.2%
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	100,000	103,600
Ecopetrol SA Senior Notes 6.88% due 04/29/2030	540,000	641,223
Lukoil Securities BV Company Guar. Notes 3.88% due 05/06/2030	200,000	211,250
Petro-Canada Senior Notes 5.95% due 05/15/2035	918,000	1,182,954
Petrobras Global Finance BV Company Guar. Notes 5.60% due 01/03/2031	600,000	661,800
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045	600,000	516,714
Petroleos Mexicanos Company Guar. Notes 6.49% due 01/23/2027	600,000	640,050
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	330,000	352,344
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	720,000	693,900

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	$600,000	$530,220
Petroleos Mexicanos Company Guar. Notes 6.84% due 01/23/2030	400,000	414,160
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	895,000	931,754

		6,879,969

Paper & Related Products — 0.2%
Inversiones CMPC SA Company Guar. Notes 3.00% due 04/06/2031*	2,813,000	2,794,575
Suzano Austria GmbH Company Guar. Notes 3.75% due 01/15/2031	2,741,000	2,845,158

		5,639,733

Petrochemicals — 0.0%
Equate Petrochemical BV Company Guar. Notes 4.25% due 11/03/2026	200,000	221,800

Pipelines — 0.0%
AI Candelaria Spain SLU Senior Sec. Notes 7.50% due 12/15/2028	366,000	414,495
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes SR SECURED 2.63% due 03/31/2036	300,000	294,011

		708,506

Real Estate Investment Trusts — 0.0%
Trust Fibro Uno Senior Notes 6.39% due 01/15/2050	400,000	466,960

Rental Auto/Equipment — 0.2%
Triton Container International, Ltd. Senior Sec. Notes 2.05% due 04/15/2026*	3,976,000	4,008,158
Triton Container International, Ltd. Senior Sec. Notes 3.15% due 06/15/2031*	2,352,000	2,345,511

		6,353,669

Retail - Petroleum Products — 0.1%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	1,725,000	1,762,432

Satellite Telecom — 0.2%
Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*	2,005,000	2,072,669
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*	999,000	951,657
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*#	1,563,000	1,486,804

		4,511,130

47

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Security Services — 0.1%
Atlas Luxco 4 SARL Senior Sec. Notes 4.63% due 06/01/2028*	$410,000	$410,533
Atlas Luxco 4 SARL Senior Sec. Notes 4.63% due 06/01/2028*	200,000	198,540
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*	1,379,000	1,375,552

		1,984,625

Semiconductor Components - Integrated Circuits — 0.1%
TSMC Global, Ltd. Company Guar. Notes 0.75% due 09/28/2025*	2,801,000	2,744,896

Steel - Producers — 0.0%
Shandong Iron & Steel Xinheng International Co., Ltd. Company Guar. Notes 6.85% due 09/25/2022	1,020,000	1,040,910

SupraNational Banks — 0.6%
African Development Bank Senior Notes 0.75% due 04/03/2023	2,981,000	3,009,611
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025	3,561,000	3,681,607
International Bank for Reconstruction & Development Senior Notes 0.75% due 11/24/2027	4,201,000	4,073,018
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	2,064,000	2,279,602
International Finance Corp. Senior Notes 0.50% due 03/20/2023#	3,494,000	3,510,341

		16,554,179

Telecom Services — 0.1%
Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*	1,389,000	1,361,220
NTT Finance Corp. Company Guar. Notes 1.16% due 04/03/2026*	1,669,000	1,664,389

		3,025,609

Telephone - Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	1,945,000	2,239,594
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	500,000	601,332

		2,840,926

Transport - Rail — 0.0%
Canadian Pacific Railway Co. Company Guar. Notes 6.13% due 09/15/2115	576,000	851,449

Transport - Services — 0.1%
Rumo Luxembourg SARL Company Guar. Notes 5.25% due 01/10/2028*	780,000	832,650

Security Description	Principal Amount	Value (Note 2)

Transport - Services (continued)
Yunda Holding Investment, Ltd. Company Guar. Notes COMPANY GUARNT 2.25% due 08/19/2025	$600,000	$590,695

		1,423,345

Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*	762,000	828,645

Warehousing & Harbor Transportation Services — 0.0%
DP World PLC Senior Notes 4.70% due 09/30/2049	700,000	758,453

Total Foreign Corporate Bonds & Notes
(cost $289,809,618)		297,537,268

FOREIGN GOVERNMENT OBLIGATIONS — 4.5%
Banks - Special Purpose — 0.3%
BNG Bank NV Senior Notes 0.50% due 11/24/2025*	1,302,000	1,284,694
Industrial Bank of Korea Senior Notes 1.04% due 06/22/2025*	4,868,000	4,855,002
Korea Development Bank Senior Notes 0.50% due 10/27/2023	1,489,000	1,491,189

		7,630,885

Sovereign — 4.2%
Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*	2,550,000	2,725,363
Arab Republic of Egypt Senior Notes 7.05% due 01/15/2032*	200,000	208,684
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029	1,750,000	1,947,995
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047	550,000	583,829
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*	1,900,000	2,084,068
Dominican Republic Senior Notes 4.88% due 09/23/2032	3,200,000	3,310,400
Dominican Republic Senior Notes 5.88% due 01/30/2060*	200,000	196,002
Emirate of Abu Dhabi Senior Notes 2.50% due 04/16/2025	650,000	689,000
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027	1,100,000	1,200,650
Emirate of Abu Dhabi Senior Notes 3.13% due 04/16/2030*	3,650,000	3,967,550
Emirate of Abu Dhabi Senior Notes 3.13% due 09/30/2049	400,000	395,000

48

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Federal Republic of Ethiopia Senior Notes 6.63% due 12/11/2024	$850,000	$786,250
Federal Republic of Nigeria Senior Notes 7.14% due 02/23/2030	500,000	531,460
Federal Republic of Nigeria Senior Notes 9.25% due 01/21/2049	250,000	287,250
Federative Republic of Brazil Senior Notes 2.88% due 06/06/2025	400,000	411,952
Federative Republic of Brazil Senior Notes 3.88% due 06/12/2030#	2,100,000	2,121,882
Federative Republic of Brazil Senior Notes 4.75% due 01/14/2050	1,600,000	1,540,016
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041	950,000	1,031,263
Government of Romania Senior Notes 3.00% due 02/14/2031	150,000	153,747
Government of Romania Senior Notes 4.00% due 02/14/2051*	1,900,000	1,945,752
Government of Romania Senior Notes 5.13% due 06/15/2048	700,000	828,932
Government of Ukraine Senior Notes 6.88% due 05/21/2029*	1,220,000	1,271,140
Government of Ukraine Senior Notes 7.25% due 03/15/2033*	1,620,000	1,701,000
Government of Ukraine Senior Notes 7.25% due 03/15/2033	1,400,000	1,470,000
Government of Ukraine Senior Notes 7.75% due 09/01/2022	150,000	158,016
Government of Ukraine Senior Notes 7.75% due 09/01/2023	1,000,000	1,080,898
Government of Ukraine Senior Notes 7.75% due 09/01/2024	100,000	110,004
Government of Ukraine Senior Notes 9.75% due 11/01/2028	550,000	657,954
Islamic Republic of Pakistan Senior Notes 6.88% due 12/05/2027	300,000	313,472
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024	500,000	546,250
Kingdom of Bahrain Senior Notes 4.25% due 01/25/2028*	1,520,000	1,518,480
Kingdom of Bahrain Senior Notes 5.25% due 01/25/2033*	930,000	895,311

Security Description	Principal Amount	Value (Note 2)

Sovereign (continued)
Kingdom of Bahrain Senior Notes 7.38% due 05/14/2030	$3,200,000	$3,590,771
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030	3,250,000	3,480,269
Kingdom of Saudi Arabia Senior Notes 3.63% due 03/04/2028	550,000	606,485
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060*#	2,200,000	2,560,470
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047	400,000	465,096
Oriental Republic of Uruguay Senior Notes 4.38% due 01/23/2031	513,926	597,033
People’s Republic of China Senior Bonds 2.25% due 10/21/2050*	3,000,000	2,690,850
Republic of the Philippines Senior Notes 7.75% due 01/14/2031	250,000	368,202
Republic of Angola Senior Notes 8.25% due 05/09/2028	350,000	363,160
Republic of Angola Senior Notes 9.50% due 11/12/2025	300,000	329,625
Republic of Argentina Senior Notes 0.13% due 07/09/2035	1,250,000	412,512
Republic of Argentina Senior Notes 0.13% due 01/09/2038	1,000,000	393,680
Republic of Cameroon Senior Notes 9.50% due 11/19/2025	400,000	456,808
Republic of Chile Senior Notes 2.45% due 01/31/2031	350,000	352,237
Republic of Chile Senior Notes 3.10% due 05/07/2041	4,865,000	4,741,478
Republic of Colombia Senior Notes 3.13% due 04/15/2031	3,732,000	3,603,768
Republic of Colombia Senior Notes 3.25% due 04/22/2032	1,523,000	1,470,106
Republic of Colombia Senior Notes 4.50% due 03/15/2029	300,000	324,765
Republic of Colombia Senior Notes 7.38% due 09/18/2037	200,000	259,300
Republic of Colombia Senior Notes 10.38% due 01/28/2033	300,000	446,376
Republic of Ecuador Senior Bonds 0.50% due 07/31/2035	5,100,000	3,570,000
Republic of El Salvador Senior Notes 5.88% due 01/30/2025	1,100,000	1,094,500

49

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of El Salvador Senior Notes 6.38% due 01/18/2027	$300,000	$293,670
Republic of El Salvador Senior Notes 8.63% due 02/28/2029	50,000	53,750
Republic of Ghana Senior Notes 8.63% due 04/07/2034*	740,000	770,592
Republic of Ghana Senior Notes 8.63% due 06/16/2049	350,000	341,141
Republic of Ghana Bank Guar. Notes 10.75% due 10/14/2030	2,250,000	2,856,375
Republic of Guatemala Senior Notes 4.90% due 06/01/2030	1,050,000	1,174,960
Republic of Indonesia Senior Notes 1.85% due 03/12/2031#	1,550,000	1,495,130
Republic of Indonesia Senior Notes 3.85% due 10/15/2030	300,000	333,219
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025	300,000	331,072
Republic of Indonesia Senior Notes 8.50% due 10/12/2035	800,000	1,264,401
Republic of Italy Senior Notes 3.88% due 05/06/2051	1,662,000	1,702,288
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032	565,556	569,619
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033	1,500,000	1,596,255
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028	2,050,000	2,275,500
Republic of Kazakhstan Senior Notes 5.13% due 07/21/2025	300,000	348,912
Republic of Kazakhstan Senior Notes 6.50% due 07/21/2045	200,000	288,500
Republic of Panama Senior Notes 6.70% due 01/26/2036	100,000	134,251
Republic of Paraquay Senior Notes 4.95% due 04/28/2031	650,000	736,456
Republic of Sri Lanka Senior Notes 5.75% due 04/18/2023	450,000	356,769
Republic of Sri Lanka Senior Notes 6.75% due 04/18/2028	250,000	166,533
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030	2,300,000	1,535,365

Security Description	Principal Amount	Value (Note 2)

Sovereign (continued)
Republic of the Philippines Senior Notes 1.65% due 06/10/2031#	$800,000	$769,664
Republic of the Philippines Senior Notes 2.95% due 05/05/2045	250,000	237,967
Republic of the Philippines Senior Notes 3.70% due 03/01/2041	1,200,000	1,272,540
Republic of Turkey Senior Notes 4.25% due 03/13/2025	2,200,000	2,137,476
Republic of Turkey Senior Notes 5.13% due 02/17/2028	1,000,000	957,660
Republic of Turkey Senior Notes 5.60% due 11/14/2024	200,000	204,000
Republic of Turkey Senior Notes 5.75% due 05/11/2047	250,000	208,065
Republic of Turkey Senior Notes 6.25% due 09/26/2022	1,300,000	1,350,107
Republic of Turkey Senior Notes 6.63% due 02/17/2045	1,000,000	925,980
Republic of Turkey Senior Notes 7.63% due 04/26/2029	300,000	322,816
Russian Federation Senior Notes 4.38% due 03/21/2029	2,200,000	2,468,972
State of Qatar Senior Notes 3.40% due 04/16/2025*	200,000	218,000
State of Qatar Senior Notes 3.75% due 04/16/2030*	1,800,000	2,039,771
State of Qatar Senior Notes 3.75% due 04/16/2030	600,000	679,924
State of Qatar Senior Notes 4.40% due 04/16/2050	1,000,000	1,190,560
State of Qatar Senior Notes 4.82% due 03/14/2049	2,900,000	3,652,724
Sultanate of Oman Senior Notes 5.38% due 03/08/2027	600,000	623,530
Sultanate of Oman Senior Notes 6.75% due 10/28/2027*	1,700,000	1,899,818
Sultanate of Oman Senior Notes 6.75% due 10/28/2027	650,000	726,401
United Mexican States Senior Notes 2.66% due 05/24/2031	1,230,000	1,194,478
United Mexican States Senior Notes 4.28% due 08/14/2041	5,690,000	5,915,381

50

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
United Mexican States Senior Notes 4.50% due 01/31/2050	$200,000	$209,486
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,349,000	1,468,306
United Mexican States Senior Notes 5.00% due 04/27/2051	1,400,000	1,565,466

		119,710,911

Total Foreign Government Obligations
(cost $126,293,337)		127,341,796

U.S. GOVERNMENT AGENCIES — 40.0%
Federal Home Loan Bank — 0.3%
2.13% due 09/14/2029	7,765,000	8,164,198
3.25% due 11/16/2028	1,000,000	1,135,399
5.50% due 07/15/2036	250,000	362,146

		9,661,743

Federal Home Loan Mtg. Corp. — 8.0%
2.00% due 03/01/2051	25,255,682	25,537,465
2.00% due 05/01/2051	6,181,143	6,250,107
2.00% due 06/01/2051	8,000,000	8,089,257
2.50% due 01/01/2028	525,067	552,022
2.50% due 04/01/2028	1,450,163	1,524,642
2.50% due 03/01/2031	879,392	922,155
2.50% due 10/01/2032	4,105,852	4,304,995
2.50% due 11/01/2032	999,650	1,055,642
3.00% due 08/01/2027	246,666	261,712
3.00% due 05/01/2035	4,085,911	4,311,468
3.00% due 10/01/2042	1,286,715	1,381,600
3.00% due 11/01/2042	1,015,663	1,083,086
3.00% due 02/01/2043	908,812	977,169
3.00% due 04/01/2043	1,864,064	1,995,683
3.00% due 05/01/2043	1,085,624	1,165,703
3.00% due 08/01/2043	3,607,968	3,847,935
3.00% due 10/01/2045	2,837,672	2,996,151
3.00% due 08/01/2046	1,048,857	1,107,018
3.00% due 11/01/2046	3,264,361	3,459,588
3.00% due 01/01/2050	7,578,035	7,914,744
3.00% due 06/01/2051	27,000,000	28,266,475
3.50% due 01/01/2032	3,302,121	3,565,730
3.50% due 11/01/2041	262,025	284,074
3.50% due 03/01/2042	2,501,622	2,719,204
3.50% due 04/01/2042	1,702,509	1,840,616
3.50% due 06/01/2042	599,504	647,929
3.50% due 08/01/2042	1,287,723	1,400,086
3.50% due 09/01/2043	722,760	784,122
3.50% due 03/01/2045	867,734	932,283
3.50% due 07/01/2045	6,971,043	7,486,167
3.50% due 08/01/2045	1,485,128	1,598,944
3.50% due 11/01/2045	1,834,645	1,969,604
3.50% due 01/01/2046	1,241,364	1,340,582
3.50% due 03/01/2046	1,344,971	1,442,344
3.50% due 12/01/2046	377,344	401,846
3.50% due 11/01/2047	8,681,106	9,216,806
3.50% due 01/01/2048	8,635,871	9,213,023
3.50% due 03/01/2048	12,015,223	12,912,647
3.50% due 08/01/2049	6,146,772	6,537,832
3.50% due 04/01/2050	6,087,514	6,428,729
4.00% due 03/01/2023	237	252
4.00% due 09/01/2040	730,195	800,667

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
4.00% due 07/01/2044	$44,363	$48,691
4.00% due 10/01/2045	1,612,808	1,753,994
4.00% due 01/01/2046	542,386	596,072
4.00% due 01/01/2047	43,043	47,190
4.00% due 07/01/2049	4,903,725	5,315,551
4.00% due 01/01/2050	3,107,701	3,316,854
4.50% due 03/01/2023	3,042	3,185
4.50% due 12/01/2039	389,482	431,461
4.50% due 04/01/2044	67,307	74,266
4.50% due 07/01/2044	814,195	908,694
4.50% due 07/01/2045	10,877,321	11,733,345
4.50% due 05/01/2048	1,773,833	1,922,424
4.50% due 12/01/2048	8,992,610	9,701,230
5.00% due 10/01/2033	873	994
5.00% due 05/01/2034	20,837	23,115
5.00% due 06/01/2039	219,116	251,788
5.00% due 07/01/2040	357,709	410,933
5.00% due 11/01/2043	2,112,940	2,423,892
5.50% due 06/01/2022	1,293	1,310
5.50% due 11/01/2032	4,951	5,657
5.50% due 07/01/2034	18,617	21,452
5.50% due 02/01/2035	59,306	66,140
5.50% due 07/01/2035	10,760	12,479
5.50% due 01/01/2036	123,908	143,714
5.50% due 05/01/2037	18,990	22,084
6.00% due 10/01/2033	74,911	84,606
6.00% due 07/01/2035	66,577	75,178
6.00% due 03/01/2040	123,779	146,828
6.50% due 02/01/2035	1,320	1,505
6.50% due 02/01/2036	14,499	16,806
6.50% due 09/01/2036	156	175
6.50% due 05/01/2037	22,385	26,075
6.75% due 09/15/2029	500,000	715,272
6.75% due 03/15/2031	250,000	364,888
Federal Home Loan Mtg. Corp. FRS
1.74% (6 ML+1.49%) due 02/01/2037	72,698	75,514
2.35% (12 ML+1.88%) due 11/01/2037	930,856	990,331
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(2)	1,868,727	1,925,468
Series 4800, Class KG 3.50% due 11/15/2045(2)	925,975	936,110
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.70% (6.80%-1 ML) due 09/15/2039(2)(4)(8)	571,710	87,810

		223,211,185

Federal National Mtg. Assoc. — 22.8%
1.50% due 05/01/2036	4,375,783	4,433,546
1.50% due 03/01/2051	6,531,436	6,416,522
2.00% due 07/01/2035	7,548,215	7,804,759
2.00% due 11/01/2035	7,148,394	7,416,452
2.00% due 05/01/2036	18,897,649	19,539,930
2.00% due 05/01/2041	7,973,637	8,133,162
2.00% due 12/01/2050	12,593,237	12,748,791
2.00% due 04/01/2051	35,482,075	35,877,954
2.00% due 05/01/2051	19,981,071	20,206,221
2.00% due 06/01/2051	27,700,000	28,009,054
2.50% due 12/01/2026	304,790	319,287
2.50% due 02/01/2028	658,264	690,354
2.50% due 04/01/2028	362,294	380,812

51

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
2.50% due 07/01/2031	$2,372,991	$2,487,883
2.50% due 08/01/2031	10,307,749	10,792,203
2.50% due 01/01/2032	1,836,720	1,926,639
2.50% due 02/01/2032	756,452	795,812
2.50% due 04/01/2035	5,761,338	6,023,874
2.50% due 05/01/2035	9,000,085	9,413,967
2.50% due 05/01/2050	9,996,840	10,386,221
2.50% due 06/01/2050	15,193,847	15,751,393
2.50% due 07/01/2050	7,743,545	8,056,626
2.50% due 08/01/2050	3,942,495	4,087,167
2.50% due 10/01/2050	1,854,600	1,922,655
2.50% due 05/01/2051	15,173,131	15,729,917
2.50% due 06/01/2051	26,000,000	26,954,083
3.00% due 10/01/2027	231,912	245,590
3.00% due 12/01/2027	672,412	713,269
3.00% due 01/01/2028	1,207,434	1,280,786
3.00% due 03/01/2030	968,044	1,027,492
3.00% due 10/01/2030	1,655,821	1,754,912
3.00% due 10/01/2032	3,470,637	3,674,884
3.00% due 02/01/2033	14,254,090	15,073,649
3.00% due 07/01/2034	722,220	762,489
3.00% due 11/01/2039	5,322,586	5,564,735
3.00% due 03/01/2042	1,744,401	1,852,344
3.00% due 12/01/2042	1,937,108	2,064,511
3.00% due 02/01/2043	3,310,861	3,525,800
3.00% due 05/01/2043	1,571,791	1,668,228
3.00% due 02/01/2045	231,916	244,803
3.00% due 05/01/2046	1,628,120	1,718,690
3.00% due 08/01/2046	4,602,695	4,886,991
3.00% due 09/01/2046	844,784	891,099
3.00% due 12/01/2046	313,892	332,870
3.00% due 01/01/2047	1,837,190	1,935,267
3.00% due 04/01/2047	3,931,462	4,151,021
3.00% due 09/01/2048	5,578,412	5,881,078
3.00% due 11/01/2048	11,591,302	12,208,533
3.00% due 06/01/2049	7,231,907	7,666,914
3.00% due 03/01/2050	6,499,847	6,839,763
3.00% due 06/01/2051	27,000,000	28,349,462
3.50% due 08/01/2026	496,997	531,308
3.50% due 09/01/2026	591,972	632,855
3.50% due 08/01/2027	92,228	98,496
3.50% due 10/01/2028	1,394,306	1,506,961
3.50% due 03/01/2033	1,288,337	1,381,357
3.50% due 08/01/2033	265,871	284,366
3.50% due 12/01/2041	541,154	588,058
3.50% due 03/01/2042	375,504	407,998
3.50% due 08/01/2042	3,040,852	3,286,814
3.50% due 09/01/2042	220,550	237,244
3.50% due 02/01/2043	1,822,605	1,989,484
3.50% due 07/01/2045	1,111,308	1,197,289
3.50% due 08/01/2045	1,247,683	1,339,188
3.50% due 09/01/2045	350,744	376,517
3.50% due 10/01/2045	2,345,635	2,521,980
3.50% due 11/01/2045	2,463,988	2,634,441
3.50% due 12/01/2045	5,890,531	6,317,526
3.50% due 02/01/2046	1,286,317	1,379,313
3.50% due 03/01/2046	3,894,099	4,163,388
3.50% due 07/01/2046	6,471,646	6,959,653
3.50% due 01/01/2047	3,951,570	4,204,142
3.50% due 12/01/2047	17,708,598	18,835,981
3.50% due 04/01/2048	9,471,609	10,122,053
3.50% due 08/01/2049	975,168	1,029,828
3.50% due 07/01/2050	28,564,400	30,165,480
4.00% due 11/01/2025	61,722	65,639

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
4.00% due 03/01/2039	$2,852,070	$3,068,716
4.00% due 07/01/2040	98,250	108,870
4.00% due 09/01/2040	54,701	60,058
4.00% due 10/01/2040	127,274	138,978
4.00% due 12/01/2040	1,469,866	1,621,222
4.00% due 10/01/2041	849,423	936,906
4.00% due 11/01/2041	630,387	688,674
4.00% due 01/01/2043	2,714,352	2,993,642
4.00% due 02/01/2045	3,988,238	4,397,166
4.00% due 02/01/2046	1,166,564	1,265,689
4.00% due 06/01/2046	687,718	745,022
4.00% due 01/01/2047	2,231,688	2,408,466
4.00% due 05/01/2047	1,863,204	2,007,457
4.00% due 06/01/2047	3,268,820	3,549,243
4.00% due 07/01/2047	9,206,990	9,905,739
4.00% due 08/01/2047	6,030,427	6,493,675
4.00% due 06/01/2048	6,395,631	6,932,637
4.00% due 09/01/2048	4,282,216	4,593,924
4.00% due 12/01/2048	1,618,547	1,730,044
4.00% due 01/01/2049	7,060,604	7,546,083
4.00% due 03/01/2049	2,181,502	2,331,068
4.00% due 03/01/2050	6,401,544	6,834,390
4.00% due 08/01/2050	17,408,003	18,591,808
4.50% due 11/01/2022	1,919	2,009
4.50% due 10/01/2024	207,057	217,705
4.50% due 03/01/2025	199,668	211,454
4.50% due 02/01/2040	698,873	780,752
4.50% due 05/01/2040	181,303	202,169
4.50% due 08/01/2045	8,510,062	9,497,717
4.50% due 06/01/2048	5,358,711	5,801,513
4.50% due 10/01/2048	3,993,887	4,316,646
4.50% due 11/01/2048	4,938,304	5,345,481
4.50% due 12/01/2048	7,059,991	7,624,308
4.50% due 10/01/2049	4,792,653	5,181,064
5.00% due 06/01/2022	3,329	3,464
5.00% due 01/01/2023	5,047	5,254
5.00% due 04/01/2023	5,712	5,949
5.00% due 10/01/2024	66,814	69,655
5.00% due 09/01/2033	307,105	350,175
5.00% due 10/01/2033	1,421	1,625
5.00% due 03/01/2034	22,685	25,991
5.00% due 03/01/2037	2,729	3,000
5.00% due 04/01/2040	268,311	295,596
5.00% due 05/01/2040	405,383	457,782
5.00% due 06/01/2040	1,432,219	1,643,706
5.00% due 07/01/2040	196,589	220,574
5.00% due 02/01/2045	1,338,224	1,522,574
5.50% due 12/01/2029	111,088	123,990
5.50% due 04/01/2033	31,096	35,848
5.50% due 12/01/2033	49,215	56,921
5.50% due 07/01/2037	152,130	176,818
5.50% due 08/01/2037	1,327,897	1,540,307
5.50% due 06/01/2038	123,027	143,243
5.50% due 09/01/2039	291,739	339,682
6.00% due 02/01/2032	2,578	2,893
6.00% due 08/01/2034	13,969	16,590
6.00% due 10/01/2034	26	29
6.00% due 11/01/2035	14,749	16,567
6.00% due 06/01/2036	30,978	36,795
6.00% due 12/01/2036	246,411	292,710
6.00% due 07/01/2038	283,919	336,842
6.00% due 09/01/2038	179,892	213,692
6.00% due 11/01/2038	151,416	179,486
6.00% due 06/01/2040	49,707	58,765

52

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.50% due 10/01/2037	$11,671	$13,390
6.50% due 11/01/2037	25,944	29,534
Federal National Mtg. Assoc. FRS
1.79% (6 ML+1.54%) due 09/01/2035	876,406	910,906
2.10% (12 ML+1.67%) due 07/01/2039	632,861	660,369
2.16% (12 ML+1.57%) due 05/01/2037	135,792	142,978
2.19% (12 ML+1.77%) due 05/01/2040	781,966	825,738
2.33% (12 ML+1.83%) due 10/01/2040	325,500	344,206
2.33% (12 ML+1.82%) due 10/01/2040	186,414	197,161
2.48% (1 Yr USTYCR+2.22%) due 10/01/2035	624,225	656,762
2.55% (12 ML+1.91%) due 08/01/2035	514,646	545,431
2.58% (1 Yr USTYCR+2.27%) due 11/01/2036	290,511	308,977
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00% due 12/25/2047(2)	3,865,007	4,099,353
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	5,766,909	6,095,983
Series 2018-35, Class CD 3.00% due 05/25/2048(2)	5,682,685	5,974,403

		639,989,832

Government National Mtg. Assoc. — 4.9%
2.00% due 11/20/2050	15,593,883	15,871,630
2.50% due 05/20/2050	9,633,582	9,978,399
2.50% due 12/20/2050	35,191,349	36,481,011
3.00% due 02/20/2045	2,691,735	2,858,646
3.00% due 05/20/2045	773,811	820,146
3.00% due 07/20/2045	188,524	200,083
3.00% due 11/20/2045	1,985,774	2,104,736
3.00% due 12/20/2045	1,338,331	1,419,240
3.00% due 01/20/2046	6,753,533	7,163,977
3.00% due 03/20/2046	3,526,363	3,730,656
3.00% due 04/20/2046	5,809,016	6,138,292
3.00% due 05/20/2046	8,719,134	9,224,721
3.00% due 09/20/2047	6,354,944	6,701,179
3.00% due 05/20/2050	12,507,404	13,057,300
3.50% due 03/20/2045	678,919	724,230
3.50% due 04/20/2045	271,290	289,458
3.50% due 07/20/2045	333,938	357,722
3.50% due 07/20/2046	385,072	410,105
3.50% due 03/20/2047	1,966,790	2,087,776
4.00% due 03/20/2044	379,570	417,282
4.00% due 07/20/2045	1,116,542	1,222,669
4.00% due 05/20/2048	3,334,773	3,561,936
4.00% due 03/20/2049	2,597,788	2,765,246
4.50% due 05/15/2039	425,072	486,556
4.50% due 10/20/2045	2,158,354	2,381,418
4.50% due 04/20/2047	3,299,103	3,589,538
5.00% due 05/15/2034	100,465	115,221
5.00% due 01/15/2040	414,417	481,926
5.50% due 12/15/2039	484,677	553,159
6.00% due 10/15/2039	125,187	140,464
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(3)	1,900,000	1,960,966

		137,295,688

Security Description	Principal Amount	Value (Note 2)

Uniform Mtg. Backed Securities — 4.0%
1.50% due June 15 TBA	$10,000,000	$10,123,047
1.50% due June 30 TBA	17,000,000	16,679,922
2.00% due June 15 TBA	8,000,000	8,265,937
2.00% due June 30 TBA	31,800,000	32,121,726
2.50% due June 30 TBA	32,000,000	33,133,750
3.00% due June 30 TBA	11,000,000	11,489,844

		111,814,226

Total U.S. Government Agencies
(cost $1,106,592,285)		1,121,972,674

U.S. GOVERNMENT TREASURIES — 6.9%
United States Treasury Bonds — 2.5%
1.38% due 08/15/2050	2,733,000	2,194,834
2.38% due 11/15/2049	26,081,000	26,601,601
2.75% due 11/15/2042	406,000	443,634
2.75% due 08/15/2047#	1,246,000	1,364,175
2.88% due 11/15/2046	384,000	429,600
3.00% due 05/15/2045	570,000	649,555
3.00% due 11/15/2045	1,729,000	1,974,302
3.00% due 05/15/2047	8,292,000	9,499,523
3.13% due 11/15/2041	2,303,000	2,667,522
3.13% due 02/15/2042	392,000	454,674
3.38% due 11/15/2048	13,798,000	16,959,144
3.75% due 08/15/2041	35,000	44,230
3.88% due 08/15/2040	301,000	385,374
4.25% due 05/15/2039	256,000	341,410
4.38% due 11/15/2039	105,000	142,390
4.38% due 05/15/2040	3,057,000	4,163,371
4.38% due 05/15/2041	433,000	592,195
4.63% due 02/15/2040	65,000	90,985
4.75% due 02/15/2037	564,000	782,594
5.00% due 05/15/2037	153,000	218,013
5.25% due 11/15/2028	354,000	453,507

		70,452,633

United States Treasury Notes — 4.4%
0.13% due 04/30/2023	5,000,000	4,998,437
0.13% due 12/15/2023	1,100,000	1,097,465
0.25% due 05/15/2024	8,000,000	7,988,750
0.50% due 02/28/2026	1,000,000	988,516
0.75% due 04/30/2026	13,500,000	13,479,961
0.88% due 11/15/2030#	5,002,000	4,698,754
1.13% due 02/29/2028	1,000,000	994,687
1.13% due 02/15/2031	5,400,000	5,174,719
1.38% due 10/15/2022	10,000,000	10,172,656
1.38% due 08/31/2023	19,000,000	19,508,398
1.38% due 01/31/2025	1,500,000	1,548,984
1.50% due 11/30/2024	1,500,000	1,555,430
1.50% due 02/15/2030	8,520,000	8,526,323
1.63% due 08/15/2022	1,796,000	1,829,535
1.63% due 08/31/2022	1,921,000	1,957,544
1.63% due 12/15/2022	340,000	347,876
1.63% due 02/15/2026	4,839,000	5,036,908
1.63% due 11/30/2026	1,600,000	1,660,312
1.63% due 08/15/2029	10,100,000	10,255,051
1.75% due 09/30/2022	5,137,000	5,249,372
1.75% due 11/15/2029#	6,700,000	6,863,836
2.00% due 02/15/2025	1,729,000	1,825,311
2.00% due 11/15/2026	384,000	406,065
2.25% due 04/30/2024	167,000	176,485
2.25% due 11/15/2024	3,596,000	3,821,452
2.25% due 08/15/2027	576,000	616,117
2.38% due 05/15/2029	500,000	536,758

53

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.50% due 01/15/2022	$2,401,000	$2,437,390
2.63% due 02/15/2029	171,000	186,811

		123,939,903

Total U.S. Government Treasuries
(cost $190,819,868)		194,392,536

COMMON STOCKS — 0.0%
Building Products - Air & Heating — 0.0%
API Heat Transfer, Inc.†(5)(6)	407,576	0

Oil Field Machinery & Equipment — 0.0%
Hi-Crush, Inc.†(5)(6)	66,782	11,353

Pharmacy Services — 0.0%
Akorn†	13,495	204,679

Total Common Stocks
(cost $398,767)		216,032

PREFERRED SECURITIES — 0.0%
Building Products - Air & Heating — 0.0%
API Heat Transfer, Inc., Class A†(5)(6)(11)	87	0

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%†#	8,067	48,725

Total Preferred Securities
(cost $124,641)		48,725

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.3%
Banks - Money Center — 0.0%
BBVA Bancomer SA 5.13% due 01/18/2033*	1,302,000	1,357,335

Building & Construction - Misc. — 0.0%
China Minmetals Corp. 3.75% due 11/13/2022(9)	600,000	608,411

Diversified Banking Institutions — 0.2%
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(9)	2,562,000	2,766,960
Royal Bank of Scotland Group PLC
8.00% due 08/10/2025
8.00% due 08/10/2025(9)	1,096,000	1,290,540
Societe Generale SA 7.88% due 12/18/2023*(9)	1,754,000	1,957,990

		6,015,490

Electric - Distribution — 0.1%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	1,361,000	1,418,590

Electric - Integrated — 0.1%
CMS Energy Corp. 3.75% due 12/01/2050	1,130,000	1,138,475
CMS Energy Corp. 4.75% due 06/01/2050	1,360,000	1,499,400
Dominion Resources, Inc. 5.75% due 10/01/2054	928,000	1,015,307

		3,653,182

Food - Dairy Products — 0.0%
Land O’ Lakes, Inc. Junior Sub. Notes 7.00% due 09/18/2028*(9)	360,000	369,900

Security Description	Principal Amount	Value (Note 2)

Food - Dairy Products (continued)
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	$885,000	$1,015,538

		1,385,438

Insurance - Life/Health — 0.2%
Prudential Financial, Inc. 5.63% due 06/15/2043	1,558,000	1,684,191
Prudential Financial, Inc. 5.70% due 09/15/2048	1,123,000	1,298,218
Voya Financial, Inc. 4.70% due 01/23/2048	1,452,000	1,519,331

		4,501,740

Insurance - Multi-line — 0.1%
Allianz SE 3.50% due 11/17/2025*(9)	1,800,000	1,846,116

Insurance - Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.30% due 02/01/2061*	4,639,000	4,147,161

Metal - Aluminum — 0.0%
Chalco Hong Kong Investment Co., Ltd. 4.25% due 11/07/2021(9)	700,000	702,382

Metal - Diversified — 0.0%
Chinalco Capital Holdings, Ltd. 4.10% due 09/11/2024(9)	400,000	413,997

Oil Companies - Integrated — 0.1%
BP Capital Markets PLC 4.88% due 03/22/2030(9)	2,436,000	2,616,264

Pipelines — 0.1%
EnLink Midstream Partners LP 6.00% due 12/15/2022(9)	1,007,000	758,996
Enterprise Products Operating LLC 5.25% due 08/16/2077	887,000	911,875

		1,670,871

Real Estate Investment Trusts — 0.1%
Scentre Group Trust 2 5.13% due 09/24/2080*	1,875,000	1,978,125

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	2,981,000	3,172,678

Transport - Equipment & Leasing — 0.1%
AerCap Global Aviation Trust 6.50% due 06/15/2045*	1,529,000	1,628,385

Total Preferred Securities/Capital Securities
(cost $35,695,777)		37,116,165

ESCROWS AND LITIGATION TRUSTS — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015†*(5)(12)(13)	560,000	0
ION Media Networks, Inc.†(5)	395	4,750
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	186,000	1,302
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(5)	267,418	1,685

Total Escrows And Litigation Trusts
(cost $827,418)		7,737

Total Long-Term Investment Securities
(cost $2,617,886,522)		2,674,507,033

54

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 9.2%
Registered Investment Companies — 9.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(14)	236,334,768	$236,334,768
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(14)(15)	21,916,484	21,916,484

Total Short-Term Investment Securities
(cost $258,251,252)		258,251,252

TOTAL INVESTMENTS
(cost $2,876,137,774)(16)	104.4%	2,932,758,285
Liabilities in excess of other assets	(4.4)	(123,081,208)

NET ASSETS	100.0%	$2,809,677,077

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2021, the aggregate value of these securities was $505,048,067 representing 18.0% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Interest Only
(5)	Securities classified as Level 3 (see Note 2).
(6)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security.

In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2021, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Bonds & Notes

Hi Crush, Inc. 8.00% due 04/09/2026	10/8/2020	755,096	$690,012	$755,096	$100.00	0.03%

Common Stocks

API Heat Transfer, Inc.	12/31/2018	407,576	134,500	0	0.00	0.00
Hi-Crush, Inc.	1/29/2021	66,782	88,083	11,353	0.17	0.00

Preferred Securities

API Heat Transfer, Inc. Class A	12/31/2018	87	87	0	0.00	0.00

				$766,449		0.03%

(7)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2021.
(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	The rate shown is the 7-day yield as of May 31, 2021.
(11)	Traded in units. 1 unit equals 1,000 shares.
(12)	Company has filed for bankruptcy protection.
(13)	Security in default of interest and principal at maturity.
(14)	The rate shown is the 7-day yield as of May 31, 2021
(15)

At May 31, 2021, the Fund had loaned securities with a total value of $23,552,542. This was secured by collateral of $21,916,484, which was received in cash and subsequently invested in short-term investments currently valued at $21,916,484 as reported in the Portfolio of Investments. Additional collateral of $2,130,541 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
Federal Home Loan Mtg. Corp.	0.26% to 24.00%	05/01/2023 to 04/25/2051	$573,776
Federal National Mtg. Assoc.	0.39% to 42.40%	11/25/2027 to 03/25/2060	336,244
Government National Mtg. Assoc.	0.40% to 38.94%	07/15/2026 to 10/16/2062	489,222
United States Treasury Bills	0.00%	08/05/2021	52,116
United States Treasury Notes/Bonds	0.13% to 3.63%	07/31/2021 to 02/15/2051	679,183

(16)	See Note 5 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

ULC — Unlimited Liability Corp.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2021 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

55

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$61,621,852	$—	$61,621,852
U.S. Convertible Bonds & Notes	—	—	755,096	755,096
U.S. Corporate Bonds & Notes	—	833,497,152	—	833,497,152
Foreign Corporate Bonds & Notes	—	297,537,268	—	297,537,268
Foreign Government Obligations	—	127,341,796	—	127,341,796
U.S. Government Agencies	—	1,121,972,674	—	1,121,972,674
U.S. Government Treasuries	—	194,392,536	—	194,392,536
Common Stocks	—	204,679	11,353	216,032
Preferred Securities	48,725	—	0	48,725
Preferred Securities/Capital Securities	—	37,116,165	—	37,116,165
Escrows and Litigation Trusts	—	1,302	6,435	7,737
Short-Term Investment Securities	258,251,252	—	—	258,251,252

Total Investments at Value	$258,299,977	$2,673,685,424	$772,884	$2,932,758,285

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

56

VALIC Company I Dividend Value Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Diversified Banking Institutions	8.0%
Medical — Drugs	6.1
Registered Investment Companies	3.7
Cosmetics & Toiletries	3.2
Insurance — Property/Casualty	3.1
Diversified Manufacturing Operations	3.0
Electronic Components — Semiconductors	2.9
Networking Products	2.8
Oil Companies — Integrated	2.7
Insurance — Multi — line	2.5
Telephone — Integrated	2.5
Medical — Wholesale Drug Distribution	2.4
Banks — Super Regional	2.4
Electric — Integrated	2.3
Computer Services	2.1
Medical — HMO	2.0
Chemicals — Diversified	2.0
Medical Products	1.8
Pharmacy Services	1.8
Food — Misc./Diversified	1.7
Medical Instruments	1.7
Beverages — Non — alcoholic	1.6
Finance — Credit Card	1.6
Data Processing/Management	1.6
Aerospace/Defense	1.6
Computers — Memory Devices	1.5
Auto — Cars/Light Trucks	1.4
Computers	1.3
Cable/Satellite TV	1.3
Retail — Drug Store	1.3
Commercial Services — Finance	1.3
Electric Products — Misc.	1.2
Pipelines	1.2
Enterprise Software/Service	1.2
Insurance — Life/Health	1.1
Tobacco	1.1
Oil Refining & Marketing	1.1
Finance — Investment Banker/Broker	1.1
Internet Security	1.1
Food — Confectionery	1.0
Retail — Consumer Electronics	0.9
Applications Software	0.9
Oil Companies — Exploration & Production	0.9
Broadcast Services/Program	0.9
Medical — Biomedical/Gene	0.8
Insurance Brokers	0.8
Investment Management/Advisor Services	0.8
Soap & Cleaning Preparation	0.8
Retail — Apparel/Shoe	0.7
Food — Dairy Products	0.7
Brewery	0.7
Transport — Rail	0.6
Retail — Discount	0.5
Private Equity	0.5
Repurchase Agreements	0.5
Auto/Truck Parts & Equipment — Original	0.5
Home Decoration Products	0.4
Shipbuilding	0.4
Gas — Distribution	0.4
Wireless Equipment	0.3
Retail — Major Department Stores	0.3
Agricultural Biotech	0.3
Retail — Building Products	0.3
Finance — Other Services	0.2
Banks — Commercial	0.2
Semiconductor Equipment	0.2

99.8%

*	Calculated as a percentage of net assets

57

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.6%
Aerospace/Defense — 1.6%
BAE Systems PLC	2,455,933	$18,353,790
Raytheon Technologies Corp.	33,439	2,966,374

		21,320,164

Agricultural Biotech — 0.3%
Corteva, Inc.	89,364	4,066,062

Applications Software — 0.9%
CDK Global, Inc.	92,696	4,851,709
Microsoft Corp.	31,764	7,930,835

		12,782,544

Auto - Cars/Light Trucks — 1.4%
General Motors Co.†	313,098	18,569,842

Auto/Truck Parts & Equipment-Original — 0.5%
Lear Corp.	32,924	6,366,185

Banks - Commercial — 0.2%
First Citizens BancShares, Inc., Class A	2,705	2,327,923

Banks - Super Regional — 2.4%
Wells Fargo & Co.	699,533	32,682,182

Beverages - Non-alcoholic — 1.6%
Coca-Cola Co.	391,265	21,633,042

Brewery — 0.7%
Constellation Brands, Inc., Class A	38,881	9,320,553

Broadcast Services/Program — 0.9%
Fox Corp., Class A	310,542	11,598,743
Fox Corp., Class B	2,460	89,249

		11,687,992

Cable/Satellite TV — 1.3%
Comcast Corp., Class A	319,205	18,303,215

Chemicals - Diversified — 2.0%
Dow, Inc.	257,814	17,639,634
DuPont de Nemours, Inc.	33,639	2,845,523
PPG Industries, Inc.	36,415	6,544,504

		27,029,661

Commercial Services - Finance — 1.3%
Automatic Data Processing, Inc.	88,202	17,289,356

Computer Services — 2.1%
Cognizant Technology Solutions Corp., Class A	161,703	11,571,467
International Business Machines Corp.	97,902	14,072,433
Leidos Holdings, Inc.	26,442	2,716,916

		28,360,816

Computers — 1.3%
HP, Inc.	630,884	18,440,739

Computers - Memory Devices — 1.5%
NetApp, Inc.	261,608	20,240,611

Cosmetics & Toiletries — 3.2%
Colgate-Palmolive Co.	156,844	13,140,390
Procter & Gamble Co.	88,889	11,986,682
Unilever PLC ADR	302,312	18,129,651

		43,256,723

Data Processing/Management — 1.6%
Fidelity National Information Services, Inc.	35,797	5,333,037
Paychex, Inc.	161,047	16,288,294

		21,621,331

Security Description	Shares	Value (Note 2)

Diversified Banking Institutions — 8.0%
Bank of America Corp.	547,325	$23,201,107
Citigroup, Inc.	426,804	33,593,743
JPMorgan Chase & Co.	197,138	32,377,945
Morgan Stanley	212,246	19,303,773

		108,476,568

Diversified Manufacturing Operations — 3.0%
3M Co.	74,029	15,030,848
General Electric Co.	1,093,396	15,373,148
Siemens AG	64,741	10,471,715

		40,875,711

Electric Products - Misc. — 1.2%
Emerson Electric Co.	176,858	16,923,542

Electric - Integrated — 2.3%
Ameren Corp.	60,454	5,090,227
American Electric Power Co., Inc.	31,408	2,701,088
Edison International	111,590	6,234,533
Exelon Corp.	85,736	3,868,408
Public Service Enterprise Group, Inc.	178,537	11,090,719
Southern Co.	41,464	2,650,379

		31,635,354

Electronic Components - Semiconductors — 2.9%
Broadcom, Inc.	33,567	15,854,701
Samsung Electronics Co., Ltd. GDR	4,531	8,192,048
Texas Instruments, Inc.	85,143	16,161,844

		40,208,593

Enterprise Software/Service — 1.2%
Open Text Corp.	98,347	4,620,342
SS&C Technologies Holdings, Inc.	151,168	11,166,780

		15,787,122

Finance - Credit Card — 1.6%
American Express Co.	34,325	5,496,462
Capital One Financial Corp.	43,519	6,996,985
Visa, Inc., Class A	40,166	9,129,732

		21,623,179

Finance - Investment Banker/Broker — 1.1%
Charles Schwab Corp.	204,354	15,091,543

Finance - Other Services — 0.2%
Intercontinental Exchange, Inc.	22,766	2,569,826

Food - Confectionery — 1.0%
J.M. Smucker Co.	103,901	13,848,964

Food - Dairy Products — 0.7%
Danone SA	134,985	9,596,613

Food - Misc./Diversified — 1.7%
Campbell Soup Co.	237,588	11,563,408
General Mills, Inc.	194,306	12,214,075

		23,777,483

Gas - Distribution — 0.4%
NiSource, Inc.	193,290	4,928,895

Home Decoration Products — 0.4%
Newell Brands, Inc.	197,899	5,677,722

Insurance Brokers — 0.8%
Arthur J. Gallagher & Co.	77,806	11,407,138

Insurance - Life/Health — 1.1%
Equitable Holdings, Inc.	225,980	7,174,865
Prudential Financial, Inc.	79,381	8,491,386

		15,666,251

58

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Multi-line — 2.5%
Allstate Corp.	44,903	$6,134,199
Hartford Financial Services Group, Inc.	119,382	7,801,614
MetLife, Inc.	299,796	19,594,666

		33,530,479

Insurance - Property/Casualty — 3.1%
Berkshire Hathaway, Inc., Class B†	54,244	15,700,384
Fidelity National Financial, Inc.	163,474	7,681,643
First American Financial Corp.	27,162	1,746,788
Travelers Cos., Inc.	106,323	16,979,783

		42,108,598

Internet Security — 1.1%
NortonLifeLock, Inc.	522,886	14,463,027

Investment Management/Advisor Services — 0.8%
Raymond James Financial, Inc.	83,270	11,040,769

Medical Instruments — 1.7%
Alcon, Inc.	107,113	7,449,683
Medtronic PLC	126,297	15,987,937

		23,437,620

Medical Products — 1.8%
Koninklijke Philips NV	242,870	13,631,121
Zimmer Biomet Holdings, Inc.	68,386	11,511,415

		25,142,536

Medical - Biomedical/Gene — 0.8%
Amgen, Inc.	48,648	11,575,305

Medical - Drugs — 6.1%
AstraZeneca PLC	109,847	12,542,861
Bayer AG	223,443	14,027,142
Bristol-Myers Squibb Co.	202,609	13,315,464
Johnson & Johnson	81,225	13,747,331
Merck & Co., Inc.	144,972	11,001,925
Sanofi	170,979	18,133,271

		82,767,994

Medical - HMO — 2.0%
Anthem, Inc.	42,539	16,939,880
Humana, Inc.	5,733	2,509,334
UnitedHealth Group, Inc.	19,253	7,930,696

		27,379,910

Medical - Wholesale Drug Distribution — 2.4%
AmerisourceBergen Corp.	127,730	14,655,740
Cardinal Health, Inc.	245,266	13,752,065
McKesson Corp.	23,027	4,430,164

		32,837,969

Networking Products — 2.8%
Cisco Systems, Inc.	732,300	38,738,670

Oil Companies - Exploration & Production — 0.9%
ConocoPhillips	215,958	12,037,499

Oil Companies - Integrated — 2.7%
BP PLC	2,593,980	11,270,139
Chevron Corp.	149,425	15,508,821
Equinor ASA	440,287	9,458,563

		36,237,523

Oil Refining & Marketing — 1.1%
Marathon Petroleum Corp.	245,968	15,200,822

Pharmacy Services — 1.8%
Cigna Corp.	51,063	13,217,657
CVS Health Corp.	128,636	11,119,296

		24,336,953

Security Description	Shares/ Principal Amount	Value (Note 2)

Pipelines — 1.2%
Enterprise Products Partners LP	704,270	$16,627,815

Private Equity — 0.5%
Blackstone Group, Inc., Class A	71,706	6,644,995

Retail - Apparel/Shoe — 0.7%
Ross Stores, Inc.	76,635	9,685,898

Retail - Building Products — 0.3%
Lowe’s Cos., Inc.	19,193	3,739,372

Retail - Consumer Electronics — 0.9%
Best Buy Co., Inc.	110,613	12,857,655

Retail - Discount — 0.5%
Dollar General Corp.	33,303	6,759,177

Retail - Drug Store — 1.3%
Walgreens Boots Alliance, Inc.	338,747	17,838,417

Retail - Major Department Stores — 0.3%
TJX Cos., Inc.	66,741	4,507,687

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	16,409	2,266,575

Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.	23,350	5,048,504

Soap & Cleaning Preparation — 0.8%
Henkel AG & Co. KGaA (Preference Shares)	90,077	10,305,599

Telephone - Integrated — 2.5%
Verizon Communications, Inc.	592,726	33,483,092

Tobacco — 1.1%
Altria Group, Inc.	158,567	7,804,668
British American Tobacco PLC	203,499	7,835,026

		15,639,694

Transport - Rail — 0.6%
Union Pacific Corp.	34,619	7,779,928

Wireless Equipment — 0.3%
Motorola Solutions, Inc.	22,838	4,688,870

Total Long-Term Investment Securities
(cost $1,058,156,588)		1,302,102,397

SHORT-TERM INVESTMENT SECURITIES — 3.7%
Registered Investment Companies — 3.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05%(1) (cost $50,335,468)	50,324,939	50,340,036

REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 05/28/2021, to be repurchased 06/01/2021 in the amount of $6,515,000 and collateralized by $6,196,400 of United States Treasury Notes, bearing interest at 2.63% due 12/31/2023 and having an approximate value of $6,645,336 (cost $6,515,000)	$6,515,000	6,515,000

TOTAL INVESTMENTS
(cost $1,115,007,056)(2)	99.8%	1,358,957,433
Other assets less liabilities	0.2	2,745,216

NET ASSETS	100.0%	$1,361,702,649

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of May 31, 2021.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

59

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$1,302,102,397	$—	$—	$1,302,102,397
Short-Term Investment Securities	50,340,036	—	—	50,340,036
Repurchase Agreements	—	6,515,000	—	6,515,000

Total Investments at Value	$1,352,442,433	$6,515,000	$—	$1,358,957,433

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

60

VALIC Company I Dynamic Allocation Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	52.5%
Domestic Fixed Income Investment Companies	18.9
United States Treasury Notes	14.6
International Equity Investment Companies	10.0
Registered Investment Companies	3.8
Options — Purchased	0.8
International Fixed Income Investment Companies	0.4

101.0%

*	Calculated as a percentage of net assets

61

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 81.8%(1)@
Domestic Equity Investment Companies — 52.5%
VALIC Co. I Blue Chip Growth Fund	293,727	$7,390,179
VALIC Co. I Capital Appreciation Fund†	281,597	6,105,033
VALIC Co. I Dividend Value Fund	617,747	8,141,907
VALIC Co. I Growth Fund	348,549	7,734,296
VALIC Co. I Large Capital Growth Fund	295,137	6,203,784
VALIC Co. I Mid Cap Index Fund	93,386	2,913,637
VALIC Co. I Mid Cap Strategic Growth Fund	82,606	1,913,147
VALIC Co. I Mid Cap Value Fund	97,983	2,176,213
VALIC Co. I Small Cap Growth Fund	43,575	995,702
VALIC Co. I Small Cap Index Fund	49,639	1,165,514
VALIC Co. I Small Cap Special Values Fund	90,206	1,286,344
VALIC Co. I Small Cap Value Fund	27,779	432,525
VALIC Co. I Stock Index Fund	442,401	23,301,236
VALIC Co. I Systematic Core Fund	449,588	11,963,536
VALIC Co. I Systematic Value Fund	1,588,291	20,838,379
VALIC Co. I U.S. Socially Responsible Fund†	67,365	1,674,023

Total Domestic Equity Investment Companies
(cost $86,643,119)		104,235,455

Domestic Fixed Income Investment Companies — 18.9%
VALIC Co. I Core Bond Fund	2,207,894	25,103,754
VALIC Co. I Government Securities Fund	793,145	8,550,100
VALIC Co. I High Yield Bond Fund†	201,697	1,549,030
VALIC Co. I Inflation Protected Fund	197,072	2,360,922

Total Domestic Fixed Income Investment Companies
(cost $37,288,374)		37,563,806

International Equity Investment Companies — 10.0%
VALIC Co. I Emerging Economies Fund	124,515	1,339,782
VALIC Co. I Global Real Estate Fund	156,798	1,277,901
VALIC Co. I International Equities Index Fund	658,598	5,551,984
VALIC Co. I International Growth Fund	289,351	5,541,066
VALIC Co. I International Opportunities Fund	3,158	72,850
VALIC Co. I International Socially Responsible Fund	31,025	829,307
VALIC Co. I International Value Fund	458,669	5,260,933

Total International Equity Investment Companies
(cost $14,754,746)		19,873,823

International Fixed Income Investment Companies — 0.4%
VALIC Co. I International Government Bond Fund (cost $717,806)	60,980	759,199

Total Affiliated Registered Investment Companies
(cost $139,404,045)		162,432,283

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 14.6%
United States Treasury Notes — 14.6%
0.63% due 05/15/2030	$3,029,000	$2,800,050
0.63% due 08/15/2030	1,121,600	1,032,661
0.88% due 11/15/2030	4,992,700	4,690,018
1.13% due 02/15/2031	3,996,200	3,829,483
1.50% due 02/15/2030	2,236,000	2,237,660
1.63% due 08/15/2029#	3,067,200	3,114,286
1.75% due 11/15/2029	2,664,100	2,729,246
2.38% due 05/15/2029	6,700,400	7,192,984
2.63% due 02/15/2029	1,067,100	1,165,765
3.13% due 11/15/2028	117,700	132,748

Total U.S. Government Treasuries
(cost $29,170,680)		28,924,901

OPTIONS - PURCHASED — 0.8%
Over the Counter Purchased Put Options(2) (cost $2,365,378)	30,000	1,560,527

Total Long-Term Investment Securities
(cost $170,940,103)		192,917,711

SHORT-TERM INVESTMENT SECURITIES — 3.8%
Registered Investment Companies — 3.8%
AB Government Money Market Portfolio, Class AB 0.05%(3) (cost $7,583,511)	7,583,511	7,583,511

TOTAL INVESTMENTS
(cost $178,523,614)(4)	101.0%	200,501,222
Liabilities in excess of other assets	(1.0)	(1,984,742)

NET ASSETS	100.0%	$198,516,480

@

The Dynamic Allocation Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com..

†	Non-income producing security
#	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	See Note 3

(2)	Options — Purchased

Over the Counter Purchased Put Options
Issue	Counter Party	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at May 31, 2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	Citibank, N.A.	October 2021	$3,500	1,000	$4,204,110	$63,550	$43,822	$(19,728)
S&P 500 Index	Citibank, N.A.	November 2021	3,600	8,000	33,632,880	667,885	555,182	(112,703)
S&P 500 Index	Goldman Sachs International	October 2021	3,300	1,500	6,306,165	96,731	46,120	(50,611)
S&P 500 Index	Goldman Sachs International	October 2021	3,500	2,000	8,408,220	129,331	87,645	(41,686)
S&P 500 Index	Goldman Sachs International	November 2021	3,600	1,000	4,204,110	81,734	69,397	(12,337)
S&P 500 Index	JP Morgan Chase Bank, N.A.	October 2021	3,300	2,000	8,408,220	149,650	61,493	(88,157)
S&P 500 Index	UBS AG	October 2021	3,300	3,000	12,612,330	258,899	92,239	(166,660)
S&P 500 Index	UBS AG	October 2021	3,500	7,500	31,530,825	589,654	328,668	(260,986)
S&P 500 Index	UBS AG	November 2021	3,600	4,000	16,816,440	327,944	275,961	(51,983)

				30,000	$126,123,300	$2,365,378	$1,560,527	$(804,851)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(3)	The rate shown is the 7-day yield as of May 31, 2021.
(4)	See Note 5 for cost of investments on a tax basis.

62

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation
110	Long	S&P 500 E-Mini Index	June 2021	$22,973,371	$23,113,200	$139,829

						Unrealized Depreciation
10	Short	S&P 500 E-Mini Index	June 2021	1,964,345	2,101,200	(136,855)

		Net Unrealized Appreciation (Depreciation)				$2,974

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$162,432,283	$—	$—	$162,432,283
U.S. Government Treasuries	—	28,924,901	—	28,924,901
Options - Purchased	—	1,560,527	—	1,560,527
Short-Term Investment Securities	7,583,511	—	—	7,583,511

Total Investments at Value	$170,015,794	$30,485,428	$—	$200,501,222

Other Financial Instruments:†

Futures Contracts	$139,829	$—	$—	$139,829

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$136,855	$—	$—	$136,855

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

63

VALIC Company I Emerging Economies Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Semiconductor Components — Integrated Circuits	9.5%
Banks — Commercial	8.3
Electronic Components — Semiconductors	7.9
Internet Content — Information/News	7.8
E-Commerce/Products	5.2
Diversified Financial Services	3.4
Oil Companies — Integrated	3.0
Real Estate Operations & Development	2.7
Metal — Iron	2.1
Metal — Diversified	2.0
Steel — Producers	2.0
Auto — Cars/Light Trucks	1.9
Finance — Mortgage Loan/Banker	1.6
Building Products — Doors & Windows	1.6
Energy — Alternate Sources	1.4
Electronic Components — Misc.	1.3
Retail — Apparel/Shoe	1.2
Applications Software	1.2
Web Portals/ISP	1.1
Internet Content — Entertainment	1.1
Communications Software	1.0
Food — Misc./Diversified	1.0
Oil Companies — Exploration & Production	1.0
Real Estate Management/Services	1.0
Finance — Investment Banker/Broker	1.0
Machinery — Construction & Mining	0.9
Diversified Minerals	0.9
Platinum	0.9
E-Commerce/Services	0.9
Investment Management/Advisor Services	0.9
Gas — Distribution	0.8
Finance — Leasing Companies	0.8
Entertainment Software	0.8
Insurance — Life/Health	0.8
Food — Retail	0.8
Non — Ferrous Metals	0.8
Building Products — Cement	0.7
Transport — Marine	0.7
Computer Services	0.7
Home Furnishings	0.7
Diamonds/Precious Stones	0.7
Computers	0.7
Rubber — Tires	0.7
Banks — Money Center	0.6
Diversified Operations	0.6
Apparel Manufacturers	0.6
Retail — Automobile	0.5
Aerospace/Defense — Equipment	0.5
Power Converter/Supply Equipment	0.5
Banks — Special Purpose	0.5
Auto/Truck Parts & Equipment — Original	0.5
Computers — Periphery Equipment	0.5
Circuit Boards	0.5
Auto/Truck Parts & Equipment — Replacement	0.5
Paper & Related Products	0.5
Petrochemicals	0.5
Retail — Misc./Diversified	0.5
Retail — Discount	0.4
Rubber/Plastic Products	0.4
Capacitors	0.4
Building & Construction Products — Misc.	0.4
Beverages — Wine/Spirits	0.4
Medical — Drugs	0.3
Wire & Cable Products	0.3
Diagnostic Kits	0.3
Bicycle Manufacturing	0.3
Building & Construction — Misc.	0.3
Home Decoration Products	0.3
Insurance — Property/Casualty	0.3

Audio/Video Products	0.3
Food — Dairy Products	0.3
Coal	0.3
Industrial Audio & Video Products	0.3
Machinery — General Industrial	0.3
Agricultural Operations	0.2
Appliances	0.2
Chemicals — Diversified	0.2
Transport — Services	0.2

99.2%

Country Allocation*

Cayman Islands	20.6%
Taiwan	17.8
South Korea	17.4
China	14.0
Russia	7.6
India	7.0
Brazil	3.5
South Africa	3.5
Thailand	2.0
Mexico	1.3
United States	0.9
Bermuda	0.9
Turkey	0.8
United Kingdom	0.8
Hong Kong	0.7
Vietnam	0.4

99.2%

*	Calculated as a percentage of net assets

64

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note2)

COMMON STOCKS — 99.2%
Bermuda — 0.9%
Brilliance China Automotive Holdings, Ltd.(3)	4,556,000	$3,677,643
Nine Dragons Paper Holdings, Ltd.	3,263,000	4,927,568

		8,605,211

Brazil — 3.5%
Banco do Brasil SA	1,447,842	9,303,726
Cyrela Brazil Realty SA Empreendimentos e Participacoes	624,580	2,864,221
SLC Agricola SA	278,725	2,834,474
Vale SA ADR	1,032,737	22,224,500

		37,226,921

Cayman Islands — 20.6%
Alibaba Group Holding, Ltd.†	2,030,744	55,210,991
Baidu, Inc. ADR†	61,212	12,014,079
Bosideng International Holdings, Ltd.	6,188,000	3,428,520
Chailease Holding Co., Ltd.	1,133,000	8,515,726
China Hongqiao Group, Ltd.	4,315,000	6,961,023
China Lesso Group Holdings, Ltd.	1,670,000	4,400,456
Country Garden Services Holdings Co., Ltd.	1,018,000	10,565,772
Haitian International Holdings, Ltd.	774,000	2,702,702
IGG, Inc.	2,261,000	3,356,147
Kingsoft Corp., Ltd.	758,000	5,112,977
Longfor Group Holdings, Ltd.*	1,195,500	6,993,480
Meituan, Class B†*	250,500	9,489,492
Q Technology Group Co., Ltd.	1,666,000	2,760,603
Tencent Holdings, Ltd.	848,700	67,691,286
Topsports International Holdings, Ltd.*	3,795,000	5,779,858
Xinyi Glass Holdings, Ltd.	946,000	3,778,685
Xinyi Solar Holdings, Ltd.#	3,032,000	5,438,215
Zhongsheng Group Holdings, Ltd.	662,500	5,698,034

		219,898,046

China — 14.0%
Anhui Conch Cement Co., Ltd.	1,257,000	7,855,339
BOE Technology Group Co., Ltd., Class A	5,236,900	5,199,304
China Construction Bank Corp.	21,501,000	17,675,319
China National Accord Medicines Corp., Ltd., Class A	589,471	3,689,229
China Vanke Co., Ltd.	2,273,600	7,865,861
Dian Diagnostics Group Co., Ltd., Class A	519,730	3,380,119
Fuyao Glass Industry Group Co., Ltd.*	802,800	5,332,415
GF Securities Co., Ltd.	6,430,400	9,197,057
Industrial Bank Co., Ltd., Class A	3,111,030	11,294,265
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	460,800	2,930,988
LONGi Green Energy Technology Co., Ltd., Class A	430,400	6,903,222
Ming Yang Smart Energy Group, Ltd. Units	1,149,950	2,832,558
PICC Property & Casualty Co., Ltd.	3,284,000	3,135,518
Poly Developments and Holdings Group Co., Ltd., Class A	3,555,074	7,550,560
Postal Savings Bank of China Co., Ltd.*	8,888,000	6,401,825
Sany Heavy Industry Co., Ltd., Class A	1,207,611	5,746,192
Seazen Holdings Co., Ltd., Class A	450,453	3,434,105
Suofeiya Home Collection Co., Ltd., Class A	1,699,267	7,364,905
TBEA Co., Ltd., Class A	1,895,400	3,552,182
Weichai Power Co., Ltd.	2,192,881	4,933,410
Wuliangye Yibin Co., Ltd., Class A	78,000	3,861,219
Xiamen C & D, Inc., Class A	1,773,698	2,304,300
Zhuzhou Kibing Group Co., Ltd., Class A	4,712,073	12,465,449
Zoomlion Heavy Industry Science and Technology Co., Ltd.	3,770,000	4,546,792

		149,452,133

Hong Kong — 0.7%
Lenovo Group, Ltd.	6,040,000	7,237,820

Security Description	Shares	Value (Note2)

India — 7.0%
Apollo Tyres, Ltd.†	969,371	$2,980,673
Bharat Electronics, Ltd.	2,754,854	5,519,786
GAIL India, Ltd.	4,006,455	8,865,441
HCL Technologies, Ltd.	929,786	12,141,734
HDFC Bank, Ltd. ADR†	127,548	9,761,248
Housing Development Finance Corp., Ltd.	474,887	16,722,735
Mindtree, Ltd.	225,047	7,427,786
Tech Mahindra, Ltd.	768,884	10,879,057

		74,298,460

Mexico — 1.3%
Grupo Financiero Banorte SAB de CV, Class O	791,296	5,479,639
Grupo Mexico SAB de CV, Class B	1,632,569	7,962,852

		13,442,491

Russia — 7.6%
Alrosa PJSC	4,643,226	7,238,789
Lukoil PJSC ADR	182,556	14,825,373
Magnitogorsk Iron & Steel Works PJSC†	6,433,586	5,515,378
MMC Norilsk Nickel PJSC ADR#	373,056	13,224,835
Rosneft OAO†	1,340,694	9,598,358
Sberbank of Russia PJSC ADR	1,007,638	17,008,930
Severstal PAO GDR	277,723	6,398,738
Tatneft PJSC ADR#	185,864	7,464,298

		81,274,699

South Africa — 3.5%
African Rainbow Minerals, Ltd.	162,390	3,133,678
Exxaro Resources, Ltd.	250,571	2,797,304
Foschini Group, Ltd.†	489,058	4,702,054
Impala Platinum Holdings, Ltd.	547,005	9,942,839
Mr. Price Group, Ltd.	280,929	4,755,790
Naspers, Ltd., Class N	31,015	6,863,956
Woolworths Holdings, Ltd.†	1,171,779	4,740,258

		36,935,879

South Korea — 17.4%
CJ CheilJedang Corp.	12,728	5,574,848
E-MART Inc.	33,694	4,803,502
GS Engineering & Construction Corp.	80,374	3,224,905
Hana Financial Group, Inc.	305,995	12,771,512
Hankook Tire & Technology Co., Ltd.	87,134	3,820,365
Industrial Bank of Korea	559,700	5,419,851
Kakao Corp.	102,525	11,306,890
Kia Corp.	164,989	12,663,013
KIWOOM Securities Co., Ltd.	46,360	5,071,210
Korea Petrochemical Ind Co., Ltd.	9,783	2,337,640
Lotte Chemical Corp.	19,529	4,885,314
POSCO	31,096	9,897,857
Samsung Electro-Mechanics Co., Ltd.	48,879	7,472,312
Samsung Electronics Co., Ltd.	686,692	49,563,979
Samsung Securities Co. Ltd.	122,362	5,205,843
Shinhan Financial Group Co., Ltd.	328,264	12,494,223
SK Hynix, Inc.	251,319	28,617,872

		185,131,136

Taiwan — 17.8%
ASE Technology Holding Co., Ltd.	1,644,000	6,607,884
AU Optronics Corp.†	7,442,000	6,934,832
Cathay Financial Holding Co., Ltd.	4,081,000	8,223,641
Delta Electronics, Inc.	509,000	5,431,193
Evergreen Marine Corp Taiwan, Ltd.†	2,110,000	7,499,721
Fubon Financial Holding Co., Ltd.	4,470,000	11,650,150
Giant Manufacturing Co., Ltd.	274,000	3,269,371
Lite-On Technology Corp.	1,253,000	2,990,162
Makalot Industrial Co., Ltd.	598,000	6,057,497

65

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares/ Principal Amount	Value (Note2)

COMMON STOCKS (continued)
Taiwan — (continued)
Micro-Star International Co., Ltd.	846,000	$5,047,241
Nanya Technology Corp.	1,684,000	4,971,778
Nien Made Enterprise Co., Ltd.	219,000	3,217,047
Novatek Microelectronics Corp.	326,000	6,275,446
Realtek Semiconductor Corp.	298,000	5,360,466
Taiwan Semiconductor Manufacturing Co., Ltd.	2,621,000	56,406,229
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	186,282	21,862,055
Uni-President Enterprises Corp.	1,980,000	5,253,258
United Microelectronics Corp.	3,468,000	6,625,836
Yageo Corp.	248,000	4,514,699
Yuanta Financial Holding Co., Ltd.	12,299,520	11,350,470

		189,548,976

Thailand — 2.0%
PTT Exploration & Production PCL	2,829,700	10,594,397
Siam Cement PCL	443,300	6,241,664
Sri Trang Agro-Industry PCL	3,091,700	4,649,917

		21,485,978

Turkey — 0.8%
Arcelik AS	677,083	2,497,834
BIM Birlesik Magazalar AS	438,540	3,274,043
Ford Otomotiv Sanayi AS	161,567	3,280,098

		9,051,975

United Kingdom — 0.8%
Anglo American PLC	202,876	9,026,027

United States — 0.9%
MercadoLibre, Inc.†	7,091	9,634,329

Vietnam — 0.4%
Vietnam Joint Stock Commercial Bank for Industry and Trade	1,993,400	4,592,968

Total Long-Term Investment Securities
(cost $823,722,687)		1,056,843,049

Security Description	Shares/ Principal Amount	Value (Note2)

SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(1)(2) (cost $75,038)	75,038	$75,038

TOTAL INVESTMENTS —
(cost $823,797,725) (4)	99.2%	1,056,918,087
Other assets less liabilities	0.8	8,487,364

NET ASSETS	100.0%	$1,065,405,451

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2021, the aggregate value of these securities was $33,997,070 representing 3.2% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)

At May 31, 2021, the Fund had loaned securities with a total value of $5,238,192. This was secured by collateral of $75,038, which was received in cash and subsequently invested in short-term investments currently valued at $75,038 as reported in the Portfolio of Investments. Additional collateral of $5,457,288 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
United States Treasury Notes/Bonds	0.13% to 3.13%	09/30/2022 to 08/15/2050	$5,457,288

(2)	The rate shown is the 7-day yield as of May 31, 2021.
(3)	Securities classified as Level 3 (see Note 2).
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$4,927,568	$—	$3,677,643	$8,605,211
Russia	58,922,174	22,352,525	—	81,274,699
Other Countries	966,963,139	—	—	966,963,139
Short-Term Investment Securities	75,038	—	—	75,038

Total Investments at Value	$1,030,887,919	$22,352,525	$3,677,643	$1,056,918,087

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

66

VALIC Company I Global Real Estate Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	75.3%
Real Estate Operations & Development	12.4
Real Estate Management/Services	6.8
Hotels/Motels	2.1
Telecom Services	1.1
Registered Investment Companies	0.9
Building — Heavy Construction	0.7
Building — Residential/Commercial	0.5

99.8%

Country Allocation*

United States	48.2%
Japan	12.7
United Kingdom	7.2
Germany	6.5
Australia	4.0
Canada	3.7
Hong Kong	3.7
France	2.8
Cayman Islands	2.2
Singapore	2.2
Sweden	1.5
Spain	1.4
Switzerland	1.2
Bermuda	1.1
Belgium	0.8
Netherlands	0.3
Ireland	0.3

99.8%

*	Calculated as a percentage of net assets

67

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.9%
Australia — 4.0%
BGP Holdings PLC†(1)	479,213	$0
Goodman Group	363,807	5,449,315
Ingenia Communities Group	1,126,209	4,844,526
Mirvac Group	427,459	919,384
NEXTDC, Ltd.†	329,758	2,765,810
Scentre Group	1,592,090	3,338,371

		17,317,406

Belgium — 0.8%
Warehouses De Pauw CVA	96,595	3,675,134

Bermuda — 1.1%
Shangri-La Asia, Ltd.†	5,426,000	5,061,815

Canada — 3.7%
Allied Properties Real Estate Investment Trust	118,238	4,340,760
Canadian Apartment Properties REIT	102,410	4,694,728
Chartwell Retirement Residences	184,163	1,995,525
Summit Industrial Income REIT	372,938	4,957,894

		15,988,907

Cayman Islands — 2.2%
CK Asset Holdings, Ltd.	1,095,500	7,255,434
GDS Holdings, Ltd. ADR†	32,723	2,461,424

		9,716,858

France — 2.8%
Gecina SA	44,136	7,023,723
Klepierre SA	173,689	5,007,070

		12,030,793

Germany — 6.5%
Alstria Office REIT-AG	308,741	5,609,763
Deutsche Wohnen AG	42,043	2,676,259
Instone Real Estate Group AG†*	48,231	1,526,256
Vonovia SE	295,384	18,420,932

		28,233,210

Hong Kong — 3.7%
Link REIT	716,900	6,826,387
Sun Hung Kai Properties, Ltd.	254,504	3,908,938
Swire Properties, Ltd.	1,771,600	5,216,027

		15,951,352

Ireland — 0.3%
Dalata Hotel Group PLC†	217,787	1,171,209

Japan — 12.7%
Comforia Residential REIT, Inc.	779	2,404,343
GLP J-REIT	3,225	5,487,800
Hulic REIT, Inc,	2,011	3,202,293
Keihanshin Building Co., Ltd.	200,700	2,477,800
Kenedix Retail REIT Corp.	715	1,848,122
Kyoritsu Maintenance Co., Ltd.	88,100	2,943,752
Mitsubishi Estate Co., Ltd.	533,100	8,607,938
Mitsui Fudosan Co., Ltd.	231,300	5,368,957
Mitsui Fudosan Logistics Park, Inc.	897	4,589,739
Nippon Prologis REIT, Inc.#	744	2,299,704
Open House Co., Ltd.	45,800	2,122,475
Sankei Real Estate, Inc.#	2,276	2,561,238
Sumitomo Realty & Development Co., Ltd.	158,800	5,261,285
United Urban Investment Corp.#	4,207	6,013,557

		55,189,003

Netherlands — 0.3%
CTP BV†*	67,164	1,253,118

Security Description	Shares	Value (Note 2)

Singapore — 2.2%
Ascendas India Trust	2,284,000	$2,400,575
Ascendas Real Estate Investment Trust	940,400	2,083,457
CapitaLand, Ltd.	314,520	870,429
ESR-REIT	4,726,500	1,429,565
Keppel DC REIT	1,398,500	2,728,265

		9,512,291

Spain — 1.4%
Cellnex Telecom SA*#	54,906	3,286,157
Merlin Properties Socimi SA	258,981	2,995,814

		6,281,971

Sweden — 1.5%
Castellum AB	254,227	6,563,738

Switzerland — 1.2%
PSP Swiss Property AG	39,779	5,182,989

United Kingdom — 7.2%
Big Yellow Group PLC	264,813	4,915,588
Capital & Counties Properties PLC†	712,282	1,747,734
Derwent London PLC	80,300	3,938,381
Segro PLC	555,807	8,230,853
Tritax Big Box REIT PLC	1,186,936	3,316,664
Tritax EuroBox PLC*	2,521,180	3,803,097
UNITE Group PLC	333,166	5,366,423

		31,318,740

United States — 47.3%
Alexandria Real Estate Equities, Inc.	10,832	1,930,912
American Homes 4 Rent, Class A	12,198	464,378
American Tower Corp.	58,212	14,870,838
Apple Hospitality REIT, Inc.	205,060	3,254,302
AvalonBay Communities, Inc.	42,149	8,722,314
Boston Properties, Inc.	12,791	1,503,710
Brandywine Realty Trust	155,747	2,189,803
Brixmor Property Group, Inc.	141,814	3,220,596
Camden Property Trust	27,482	3,445,693
Columbia Property Trust, Inc.	63,025	1,102,307
CoreSite Realty Corp.	9,861	1,195,646
Crown Castle International Corp.	54,209	10,272,605
CubeSmart	47,084	2,061,808
CyrusOne, Inc.	38,293	2,824,109
DiamondRock Hospitality Co.†	158,044	1,529,866
Digital Realty Trust, Inc.	46,846	7,099,980
Duke Realty Corp.	154,246	7,166,269
Equinix, Inc.	18,000	13,260,960
Equity Residential	49,125	3,804,731
Essential Properties Realty Trust, Inc.	54,914	1,405,798
Extra Space Storage, Inc.	19,241	2,882,494
Highwoods Properties, Inc.	46,329	2,116,309
Host Hotels & Resorts, Inc.†	242,940	4,171,280
Invitation Homes, Inc.	228,364	8,282,762
JBG SMITH Properties	57,880	1,864,315
Kilroy Realty Corp.	23,659	1,661,098
Life Storage, Inc.	33,264	3,307,772
Mid-America Apartment Communities, Inc.	33,246	5,342,632
National Retail Properties, Inc.	25,951	1,202,829
NETSTREIT Corp.	30,252	675,225
Omega Healthcare Investors, Inc.	103,225	3,780,100
Prologis, Inc.	115,998	13,669,204
QTS Realty Trust, Inc., Class A#	21,947	1,391,001
Realty Income Corp.	23,762	1,625,321
Regency Centers Corp.	51,511	3,327,611
Retail Opportunity Investments Corp.	51,601	921,594
Rexford Industrial Realty, Inc.	97,575	5,389,067

68

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
RLJ Lodging Trust	174,192	$2,677,331
SBA Communications Corp.	11,055	3,295,717
Simon Property Group, Inc.	64,338	8,266,790
SITE Centers Corp.	159,873	2,393,299
Sunstone Hotel Investors, Inc.†	242,122	3,041,052
UDR, Inc.	197,730	9,417,880
Urban Edge Properties	126,591	2,449,536
Ventas, Inc.	81,395	4,513,353
Vornado Realty Trust	23,843	1,127,297
Welltower, Inc.	114,043	8,526,995
Weyerhaeuser Co.	155,131	5,888,773
Xenia Hotels & Resorts, Inc.†	60,406	1,172,480

		205,707,742

Total Long-Term Investment Securities
(cost $368,288,500)		430,156,276

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.9%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.01%(2)	3,390,002	3,390,002
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(2)(3)	740,651	740,651

Total Short-Term Investment Securities
(cost $4,130,653)		4,130,653

TOTAL INVESTMENTS
(cost $372,419,153)(4)	99.8%	434,286,929
Other assets less liabilities	0.2	746,306

NET ASSETS	100.0%	$435,033,235

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2021, the aggregate value of these securities was $9,868,628 representing 2.3% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of May 31, 2021.
(3)

At May 31, 2021, the Fund had loaned securities with a total value of $10,226,685. This was secured by collateral of $740,651 which was received in cash and subsequently invested in short-term investments currently valued at $740,651 as reported in the Portfolio of Investments. Additional collateral of $10,041,519 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
United States Cash Management Bills	zero coupon	09/14/2021	$1,157
United States Treasury Bills	0.00%	06/03/2021 to 12/30/2021	193,612
United States Treasury Notes/Bonds	0.06% to 8.13%	06/30/2021 to 05/15/2050	9,846,750

(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (See Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Australia	$17,317,406	$—	$0	$17,317,406
Other Countries	412,838,870	—	—	412,838,870
Short-Term Investment Securities	4,130,653	—	—	4,130,653

Total Investments at Value	$434,286,929	$—	$0	$434,286,929

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

69

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Sovereign	19.1%
Medical — Drugs	6.9
Foreign Government Obligations	4.7
Repurchase Agreements	4.0
Electronic Components — Semiconductors	3.3
Medical — Biomedical/Gene	2.6
Tobacco	2.3
Computer Services	2.3
Semiconductor Equipment	2.2
Telephone — Integrated	2.0
Cosmetics & Toiletries	1.8
Semiconductor Components — Integrated Circuits	1.8
Central Bank	1.6
Retail — Discount	1.4
Applications Software	1.4
Metal — Diversified	1.4
Retail — Building Products	1.2
Banks — Commercial	1.2
Real Estate Investment Trusts	1.1
Commercial Services — Finance	1.1
Transport — Services	1.1
Food — Misc./Diversified	0.9
Enterprise Software/Service	0.9
Diversified Minerals	0.9
U.S. Government Agencies	0.9
Electric — Integrated	0.9
Computers	0.8
Food — Retail	0.8
Networking Products	0.8
Beverages — Non-alcoholic	0.8
Diversified Manufacturing Operations	0.8
Internet Content — Entertainment	0.8
Metal — Iron	0.7
Finance — Credit Card	0.6
United States Treasury Notes	0.6
Electronic Forms	0.6
Aerospace/Defense	0.6
Cellular Telecom	0.6
Retail — Apparel/Shoe	0.6
Entertainment Software	0.6
Distribution/Wholesale	0.5
Building — Residential/Commercial	0.5
Web Portals/ISP	0.5
Electronic Components — Misc.	0.5
Gold Mining	0.5
Telecom Services	0.5
Commercial Services	0.5
Oil Companies — Integrated	0.4
Chemicals — Diversified	0.4
Transport — Rail	0.4
Insurance — Property/Casualty	0.4
Diversified Banking Institutions	0.4
Investment Management/Advisor Services	0.4
Toys	0.4
Data Processing/Management	0.4
Steel — Producers	0.4
Consumer Products — Misc.	0.3
Auto-Cars/Light Trucks	0.3
Auto — Heavy Duty Trucks	0.3
E-Commerce/Services	0.3
Real Estate Operations & Development	0.3
Medical Products	0.3
Soap & Cleaning Preparation	0.3
Industrial Gases	0.3
Beverages — Wine/Spirits	0.3
Computers — Memory Devices	0.3
Communications Software	0.3
Insurance — Life/Health	0.3
Diversified Operations	0.3
E-Commerce/Products	0.2
Retail — Drug Store	0.2

Apparel Manufacturers	0.2
Diagnostic Kits	0.2
Auto/Truck Parts & Equipment — Original	0.2
Food — Meat Products	0.2
Food — Confectionery	0.2
Import/Export	0.2
U.S. Government Treasuries	0.2
Retail — Auto Parts	0.2
Electronic Connectors	0.2
Transport — Truck	0.2
Diversified Financial Services	0.2
Multimedia	0.2
Private Equity	0.2
Paper & Related Products	0.2
Computer Aided Design	0.2
Real Estate Management/Services	0.2
Machinery — Electrical	0.2
Building Products — Air & Heating	0.2
Computer Data Security	0.2
Building Products — Cement	0.2
Precious Metals	0.2
Building & Construction Products — Misc.	0.1
Industrial Automated/Robotic	0.1
Machinery — General Industrial	0.1
Instruments — Controls	0.1
Retail — Consumer Electronics	0.1
Gambling (Non — Hotel)	0.1
Rubber — Tires	0.1
Coal	0.1
Retail — Gardening Products	0.1
Internet Content — Information/News	0.1
Food — Dairy Products	0.1
Retail — Jewelry	0.1
Advertising Agencies	0.1
Investment Companies	0.1
Computers — Periphery Equipment	0.1
Retail — Hypermarkets	0.1
Casino Hotels	0.1
Appliances	0.1
Broadcast Services/Program	0.1
Chemicals — Specialty	0.1
Medical Information Systems	0.1
Respiratory Products	0.1
Photo Equipment & Supplies	0.1
Registered Investment Companies	0.1
Containers — Paper/Plastic	0.1
Brewery	0.1
Retail — Convenience Store	0.1
Diversified Operations/Commercial Services	0.1
Fisheries	0.1
Non-Ferrous Metals	0.1
Computer Software	0.1
Tools — Hand Held	0.1
Machinery — Construction & Mining	0.1
Human Resources	0.1
Internet Infrastructure Software	0.1
Rubber/Plastic Products	0.1
MRI/Medical Diagnostic Imaging	0.1
Coatings/Paint	0.1
Computers — Integrated Systems	0.1
Cable/Satellite TV	0.1
Bicycle Manufacturing	0.1
Chemicals — Plastics	0.1
Non-Hazardous Waste Disposal	0.1
Platinum	0.1
Banks — Money Center	0.1

98.8%

*	Calculated as a percentage of net assets

70

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited) — (continued)

Country Allocation*

United States	42.4%
South Korea	8.7
Japan	7.1
United Kingdom	4.7
Mexico	3.5
Indonesia	3.3
India	3.0
Australia	2.7
Switzerland	2.7
China	1.8
Canada	1.8
Singapore	1.7
Norway	1.7
Brazil	1.6
Taiwan	1.4
Colombia	1.1
Spain	1.0
Denmark	1.0
Ireland	0.9
Argentina	0.8
Cayman Islands	0.8
Netherlands	0.7
Ghana	0.7
Russia	0.5
Italy	0.5
Sweden	0.4
France	0.3
Hong Kong	0.3
Finland	0.2
South Africa	0.2
Bermuda	0.2
Germany	0.2
Thailand	0.2
Jersey	0.2
New Zealand	0.1
Malaysia	0.1
Israel	0.1
United Arab Emirates	0.1
Turkey	0.1

98.8%

*	Calculated as a percentage of net assets

71

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 67.6%
Australia — 2.7%
AGL Energy, Ltd.	9,850	$61,658
Aurizon Holdings, Ltd.	29,595	82,590
BHP Group, Ltd.	47,684	1,758,947
Brambles, Ltd.	22,407	186,900
CIMIC Group, Ltd.†#	1,406	22,859
Coles Group, Ltd.	19,061	243,482
CSL, Ltd.	6,990	1,563,823
Evolution Mining, Ltd.	20,660	86,164
Fortescue Metals Group, Ltd.	43,112	745,462
Magellan Financial Group, Ltd.	1,823	67,288
Medibank Private, Ltd.	46,078	111,182
Newcrest Mining, Ltd.	9,099	198,648
Northern Star Resources, Ltd.#	8,422	75,963
REA Group, Ltd.#	839	105,853
Rio Tinto, Ltd.	7,347	700,782
Sonic Healthcare, Ltd.	6,106	163,761
Telstra Corp., Ltd.	65,620	178,064
Washington H. Soul Pattinson & Co., Ltd.#	721	16,430
Wesfarmers, Ltd.	19,126	816,683
Woolworths Group, Ltd.	18,101	580,768

		7,767,307

Austria — 0.0%
OMV AG	961	54,868

Belgium — 0.0%
Colruyt SA	890	54,027
Proximus SADP	2,447	49,549

		103,576

Bermuda — 0.2%
Brilliance China Automotive Holdings, Ltd.(1)	36,000	29,060
Hopson Development Holdings, Ltd.#	7,900	38,885
Invesco, Ltd.	4,978	142,022
Jardine Matheson Holdings, Ltd.	3,100	201,066
Nine Dragons Paper Holdings, Ltd.	25,000	37,753
Shenzhen International Holdings, Ltd.	9,000	13,684

		462,470

Brazil — 0.6%
AMBEV SA	54,100	186,330
BB Seguridade Participacoes SA	14,400	64,655
Cia Paranaense de Energia, Class B (Preference Shares)	10,500	12,854
Engie Brasil Energia SA	3,200	24,431
Hypera SA	4,700	32,826
Itausa SA (Preference Shares)	68,700	143,155
Telefonica Brasil SA	7,300	61,911
TIM SA	11,400	26,620
Vale SA	46,900	1,032,903

		1,585,685

Canada — 1.8%
Algonquin Power & Utilities Corp.	5,800	88,917
Alimentation Couche-Tard, Inc., Class B	5,100	183,939
B2Gold Corp.	13,100	67,015
BCE, Inc.	1,600	79,228
Canadian Apartment Properties REIT	600	27,505
Canadian National Railway Co.	9,600	1,068,830
CGI, Inc.†	2,600	230,977
CI Financial Corp.	3,200	59,388
Constellation Software, Inc.	400	568,433
Dollarama, Inc.	2,300	99,954
Empire Co., Ltd., Class A	2,400	80,401
Franco-Nevada Corp.	2,700	398,725
Hydro One, Ltd.*	4,300	109,240
IGM Financial, Inc.#	1,200	44,194

Security Description	Shares	Value (Note 2)

Canada (continued)
Keyera Corp.#	2,800	$70,043
Kirkland Lake Gold, Ltd.	4,500	193,328
Magna International, Inc.	4,500	443,798
Metro, Inc.	3,900	186,986
Power Corp. of Canada	7,045	229,478
Quebecor, Inc., Class B#	2,500	67,775
RioCan Real Estate Investment Trust	2,600	45,692
Rogers Communications, Inc., Class B	4,600	235,321
Saputo, Inc.	3,200	109,267
Shaw Communications, Inc., Class B	5,000	148,214
TELUS Corp. (Non Voting Shares)#	5,300	119,568
Topicus.com, Inc.†	743	47,420
Wheaton Precious Metals Corp.	5,000	237,035

		5,240,671

Cayman Islands — 0.8%
China Conch Venture Holdings, Ltd.	23,000	105,799
China Feihe, Ltd.*	9,000	25,223
China Hongqiao Group, Ltd.	16,000	25,811
China Lesso Group Holdings, Ltd.	12,000	31,620
China Medical System Holdings, Ltd.	22,000	56,411
China Overseas Property Holdings, Ltd.	15,000	16,081
China Resources Cement Holdings, Ltd.	42,000	44,539
CK Asset Holdings, Ltd.	28,500	188,754
CK Hutchison Holdings, Ltd.	19,500	152,640
Country Garden Services Holdings Co., Ltd.	21,000	217,958
Dali Foods Group Co., Ltd.*	32,000	20,039
GSX Techedu, Inc. ADR†#	797	14,776
Haitian International Holdings, Ltd.	6,000	20,951
Kingboard Holdings, Ltd.	9,500	50,555
Kingboard Laminates Holdings, Ltd.	16,000	34,182
Lee & Man Paper Manufacturing, Ltd.	22,000	19,191
Longfor Group Holdings, Ltd.*	24,000	140,396
NetEase, Inc. ADR	3,996	471,248
Seazen Group, Ltd.	24,000	27,584
Vipshop Holdings, Ltd. ADR†	3,108	71,888
Want Want China Holdings, Ltd.	36,000	26,765
WH Group, Ltd.*	66,000	56,383
Wharf Real Estate Investment Co., Ltd.	12,000	70,353
Xinyi Glass Holdings, Ltd.	16,000	63,910
Yadea Group Holdings, Ltd.*	10,000	22,291
Yihai International Holding, Ltd.#	6,000	47,971
Zhen Ding Technology Holding, Ltd.	7,000	24,477
ZTO Express Cayman, Inc. ADR	4,000	128,360

		2,176,156

Chile — 0.0%
Cia Cervecerias Unidas SA	1,963	17,611
Colbun SA	111,601	15,250
Embotelladora Andina SA, Class B (Preference Shares)	2,304	5,502
Enel Americas SA	413,855	57,123
Enel Chile SA	395,137	24,221

		119,707

China — 1.8%
A-Living Smart City Services Co., Ltd.#*	2,500	12,064
Agricultural Bank of China, Ltd.	429,000	174,123
Agricultural Bank of China, Ltd., Class A	56,000	28,679
Anhui Conch Cement Co., Ltd.	20,500	128,110
Anhui Conch Cement Co., Ltd., Class A	3,700	28,498
Bank of Beijing Co., Ltd., Class A	14,900	11,493
Bank of Chengdu Co., Ltd., Class A	800	1,695
Bank of China, Ltd.	1,287,000	482,569
Bank of China, Ltd., Class A	27,300	14,281
Bank of Communications Co., Ltd.	139,000	93,671

72

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
China (continued)
Bank of Communications Co., Ltd., Class A	30,200	$23,246
Bank of Hangzhou Co., Ltd.	3,700	9,602
Bank of Nanjing Co., Ltd., Class A	5,900	9,732
Baoshan Iron & Steel Co., Ltd., Class A	13,700	16,959
Chaozhou Three-Circle Group Co., Ltd., Class A	600	3,504
China Cinda Asset Management Co., Ltd.	133,000	28,448
China CITIC Bank Corp., Ltd.	150,000	81,949
China Construction Bank Corp.	1,278,000	1,050,605
China Construction Bank Corp., Class A	5,200	5,661
China Everbright Bank Co., Ltd.	44,000	18,652
China Everbright Bank Co., Ltd., Class A	28,200	16,967
China Minsheng Banking Corp., Ltd.#	100,500	53,870
China Minsheng Banking Corp., Ltd., Class A	27,500	20,391
China National Building Material Co., Ltd.	40,000	53,499
China Pacific Insurance Group Co., Ltd.	26,600	99,910
China Pacific Insurance Group Co., Ltd., Class A	3,309	17,882
China Petroleum & Chemical Corp., Class A†	18,100	12,568
China Railway Group, Ltd.	37,000	19,547
China Shenhua Energy Co., Ltd.	63,500	143,840
China Shenhua Energy Co., Ltd., Class A	4,500	14,124
China South Publishing & Media Group Co., Ltd., Class A	500	761
China Yangtze Power Co., Ltd., Class A	15,600	48,670
Chongqing Brewery Co., Ltd., Class A†	600	16,292
Chongqing Rural Commercial Bank Co., Ltd.	35,000	15,829
Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	1,184	4,403
Daqin Railway Co., Ltd., Class A	13,400	14,419
DaShenLin Pharmaceutical Group Co., Ltd., Class A	400	4,715
Dongfeng Motor Group Co., Ltd.	48,000	44,964
East Money Information Co., Ltd., Class A	5,760	28,774
Focus Media Information Technology Co., Ltd., Class A	10,300	16,569
Foshan Haitian Flavouring & Food Co., Ltd., Class A	3,458	74,563
Fujian Sunner Development Co., Ltd., Class A	1,400	5,463
Fuyao Glass Industry Group Co., Ltd.*	7,200	47,824
Fuyao Glass Industry Group Co., Ltd., Class A	1,500	12,322
Great Wall Motor Co., Ltd.	27,000	75,494
Greenland Holdings Corp., Ltd.	4,400	4,023
Guangdong Haid Group Co., Ltd., Class A	1,100	13,670
Guangdong Kinlong Hardware Products Co., Ltd., Class A	300	8,497
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	400	2,004
Guangzhou R&F Properties Co., Ltd.	12,400	16,808
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	600	12,335
Guangzhou Wondfo Biotech Co., Ltd., Class A	520	5,876
Hangzhou Robam Appliances Co., Ltd., Class A	600	4,157
Hefei Meiya Optoelectronic Technology, Inc., Class A	400	3,148
Heilongjiang Agriculture Co., Ltd., Class A	1,200	2,911
Henan Shuanghui Investment & Development Co., Ltd., Class A	2,700	14,939
Hithink RoyalFlush Information Network Co., Ltd., Class A	500	9,378
Hualan Biological Engineering, Inc., Class A†	1,600	10,154
Huaxia Bank Co., Ltd., Class A	4,900	4,950
Huaxin Cement Co., Ltd., Class A	1,300	4,452
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	700	2,001
Hunan Valin Steel Co., Ltd., Class A	4,600	4,914
Industrial & Commercial Bank of China, Ltd.	817,000	536,884
Industrial & Commercial Bank of China, Ltd., Class A	32,100	26,272
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	5,400	4,793
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	4,000	25,443
Intco Medical Technology Co., Ltd., Class A	300	6,694
Jafron Biomedical Co., Ltd., Class A	800	10,859
Jason Furniture Hangzhou Co., Ltd., Class A	400	5,051
Jiangsu Expressway Co., Ltd.	20,000	24,198
Jiangsu Hengli Hydraulic Co., Ltd., Class A	700	8,764

Security Description	Shares	Value (Note 2)

China (continued)
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	1,100	$37,636
Jiangsu Yangnong Chemical Co., Ltd., Class A	300	5,203
Jiangsu Zhongtian Technology Co., Ltd., Class A	1,300	2,165
Jiangxi Zhengbang Technology Co., Ltd., Class A	1,800	3,574
Juewei Food Co., Ltd., Class A	500	6,733
Kweichow Moutai Co., Ltd., Class A	1,300	452,959
Lomon Billions Group Co., Ltd., Class A	1,100	5,872
LONGi Green Energy Technology Co., Ltd., Class A	1,700	27,266
Luenmei Quantum Co., Ltd., Class A	600	860
Luzhou Laojiao Co., Ltd., Class A	1,300	56,150
Muyuan Foods Co., Ltd.	2,870	40,162
NanJi E-Commerce Co., Ltd., Class A	1,800	2,884
New Hope Liuhe Co., Ltd., Class A	2,800	6,699
Offcn Education Technology Co., Ltd., Class A	1,200	4,690
Ovctek China, Inc., Class A	840	13,350
People’s Insurance Co. Group of China, Ltd.	55,000	20,339
Perfect World Co., Ltd., Class A	1,300	4,350
PICC Property & Casualty Co., Ltd.	50,000	47,739
Postal Savings Bank of China Co., Ltd.#*	118,000	84,993
RiseSun Real Estate Development Co., Ltd., Class A	3,100	3,063
SAIC Motor Corp., Ltd., Class A	5,000	15,929
Seazen Holdings Co., Ltd., Class A	1,800	13,723
Shaanxi Coal Industry Co., Ltd., Class A	6,500	12,131
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	1,000	3,696
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	1,820	8,020
Shandong Sun Paper Industry JSC, Ltd., Class A	1,700	3,814
Shanghai M&G Stationery, Inc., Class A	700	9,266
Shanghai Pharmaceuticals Holding Co., Ltd.	4,900	11,074
Shanghai Pudong Development Bank Co., Ltd., Class A	16,600	26,781
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	2,500	4,077
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	400	29,085
Shengyi Technology Co., Ltd., Class A	1,000	3,599
Shenzhen Goodix Technology Co., Ltd., Class A	400	8,024
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	800	60,700
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A†	500	2,748
Sichuan Chuantou Energy Co., Ltd., Class A	2,900	5,348
Sichuan Swellfun Co., Ltd., Class A	400	8,015
Suofeiya Home Collection Co., Ltd., Class A	300	1,300
Tangshan Jidong Cement Co., Ltd., Class A	500	1,105
Toly Bread Co., Ltd., Class A	700	3,841
Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	900	1,757
Tongkun Group Co., Ltd., Class A	700	2,343
Topchoice Medical Corp., Class A†	300	16,542
Wanhua Chemical Group Co., Ltd.†	2,600	44,430
Weifu High-Technology Group Co., Ltd.	700	2,646
Weihai Guangwei Composites Co., Ltd., Class A	400	4,461
Wens Foodstuffs Group Co., Ltd., Class A	5,800	12,729
Wuchan Zhongda Group Co., Ltd., Class A	2,000	2,265
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	2,000	7,616
Wuliangye Yibin Co., Ltd., Class A	3,000	148,508
Xiamen C & D, Inc., Class A	1,700	2,209
Yanzhou Coal Mining Co., Ltd.	22,000	29,368
Yanzhou Coal Mining Co., Ltd., Class A	1,000	2,127
Yealink Network Technology Corp., Ltd., Class A	700	8,424
Yunda Holding Co., Ltd., Class A	1,990	4,499
Zhejiang Expressway Co., Ltd.	18,000	15,632
Zhejiang Longsheng Group Co., Ltd., Class A	1,400	3,130
Zhejiang NHU Co., Ltd., Class A	1,800	9,029
Zhejiang Semir Garment Co., Ltd., Class A	1,400	2,633
Zhejiang Supor Co., Ltd., Class A	500	5,561
Zhejiang Weixing New Building Materials Co., Ltd., Class A	1,100	4,049
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	200	2,155
Zhengzhou Yutong Bus Co., Ltd., Class A†	1,000	2,086

		5,253,538

73

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Colombia — 0.0%
Ecopetrol SA	71,264	$42,090

Denmark — 1.0%
Coloplast A/S, Class B	2,372	373,642
Novo Nordisk A/S, Class B	25,735	2,031,133
Novozymes A/S, Class B	2,137	155,521
Pandora A/S	2,097	283,213
Tryg A/S	1,545	36,306

		2,879,815

Egypt — 0.0%
Eastern Co. SAE	20,239	15,186
ElSwedy Electric Co.	13,583	6,921

		22,107

Finland — 0.2%
Elisa Oyj	2,187	128,706
Kone Oyj, Class B	3,589	289,469
Orion Oyj, Class B	1,736	74,517
UPM-Kymmene Oyj	5,156	195,918

		688,610

France — 0.3%
BioMerieux	391	44,829
Faurecia SE	265	14,293
Hermes International	466	654,924
Ipsen SA	243	24,530
Klepierre SA	1,272	36,669
Sartorius Stedim Biotech	297	128,355

		903,600

Germany — 0.2%
Fuchs Petrolub SE (Preference Shares)	726	36,634
HelloFresh SE†	1,100	100,283
HOCHTIEF AG	296	24,841
Porsche Automobil Holding SE (Preference Shares)	2,147	242,180
Rational AG	42	37,644

		441,582

Greece — 0.0%
Hellenic Telecommunications Organization SA	2,452	44,283
JUMBO SA	1,434	27,979

		72,262

Hong Kong — 0.3%
Beijing Enterprises Holdings, Ltd.	2,000	6,932
China Merchants Port Holdings Co., Ltd.	14,000	22,765
China Resources Power Holdings Co., Ltd.	18,000	23,193
China Taiping Insurance Holdings Co., Ltd.	15,800	29,113
Far East Horizon, Ltd.#	23,000	25,161
Galaxy Entertainment Group, Ltd.†	30,000	243,142
Guangdong Investment, Ltd.	42,000	61,694
Power Assets Holdings, Ltd.	20,500	125,337
Shenzhen Investment, Ltd.	22,000	7,824
Sino Land Co., Ltd.	44,000	69,054
Sinotruk Hong Kong, Ltd.	8,000	18,761
Sun Hung Kai Properties, Ltd.	10,000	153,590
Wharf Holdings, Ltd.	16,000	55,251
Yuexiu Property Co., Ltd.	90,000	22,381

		864,198

India — 1.3%
Asian Paints, Ltd.	3,872	159,070
Bajaj Auto, Ltd.†	1,131	65,365
Britannia Industries, Ltd.	1,221	58,065
Coal India, Ltd.	24,742	50,462

Security Description	Shares	Value (Note 2)

India (continued)
Colgate-Palmolive India, Ltd.	1,485	$35,306
Container Corp. Of India, Ltd.	1,787	16,833
Dabur India, Ltd.	7,138	53,405
Eicher Motors, Ltd.†	1,809	66,587
GAIL India, Ltd.	25,089	55,517
HCL Technologies, Ltd.	15,482	202,174
HDFC Asset Management Co., Ltd.*	724	29,633
Hero MotoCorp, Ltd.	1,655	68,583
Hindustan Petroleum Corp., Ltd.	10,339	39,819
Hindustan Unilever, Ltd.	13,840	447,244
Indraprastha Gas, Ltd.	2,620	19,098
Indus Towers, Ltd.	5,330	17,846
Infosys, Ltd.	51,588	993,412
Ipca Laboratories, Ltd.	455	13,008
ITC, Ltd.	50,451	151,125
Larsen & Toubro Infotech, Ltd.*	361	19,669
Marico, Ltd.	7,368	48,413
Nestle India, Ltd.	479	116,576
Oil & Natural Gas Corp., Ltd.	36,323	56,909
Page Industries, Ltd.	74	31,473
Petronet LNG, Ltd.	9,296	31,054
Pidilite Industries, Ltd.†	1,860	53,839
REC, Ltd.	9,799	19,762
Tata Consultancy Services, Ltd.	15,469	675,496
Tech Mahindra, Ltd.	7,280	103,006

		3,698,749

Indonesia — 0.1%
Adaro Energy Tbk PT	216,100	18,002
Gudang Garam Tbk PT†	6,300	14,620
Indofood CBP Sukses Makmur Tbk PT	32,800	18,828
Indofood Sukses Makmur Tbk PT	45,700	20,315
Kalbe Farma Tbk PT	224,800	22,818
Telekomunikasi Indonesia Persero Tbk PT	768,500	185,064
Unilever Indonesia Tbk PT	138,500	56,719
United Tractors Tbk PT	26,400	41,674

		378,040

Ireland — 0.9%
Accenture PLC, Class A	7,000	1,975,120
Jazz Pharmaceuticals PLC†	800	142,504
Seagate Technology Holdings PLC	4,500	430,875

		2,548,499

Israel — 0.1%
Azrieli Group, Ltd.	498	37,967
Check Point Software Technologies, Ltd.†	1,788	209,160
ICL Group, Ltd.	8,785	63,677

		310,804

Italy — 0.5%
DiaSorin SpA	341	60,150
Enel SpA	95,514	938,319
Moncler SpA	2,723	192,991
Recordati Industria Chimica e Farmaceutica SpA#	1,488	82,544
Telecom Italia SpA	56,110	32,063

		1,306,067

Japan — 4.1%
Advantest Corp.	1,800	162,080
Aeon Mall Co., Ltd.	400	6,479
Astellas Pharma, Inc.	26,200	428,775
Azbil Corp.	100	3,992
Bandai Namco Holdings, Inc.	2,200	157,056
Bridgestone Corp.	7,500	328,174
Brother Industries, Ltd.	900	18,740

74

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Calbee, Inc.	100	$2,299
Capcom Co., Ltd.	1,100	36,054
Chugai Pharmaceutical Co., Ltd.	7,900	301,946
Cosmos Pharmaceutical Corp.#	400	55,465
Daito Trust Construction Co., Ltd.	1,400	146,838
Hitachi, Ltd.	9,600	501,348
Hoya Corp.	5,600	731,643
Hulic Co., Ltd.	4,300	48,193
Iida Group Holdings Co., Ltd.	2,100	55,753
ITOCHU Corp.	20,800	615,279
Japan Post Bank Co., Ltd.	5,000	42,382
Japan Tobacco, Inc.	19,300	379,990
Kajima Corp.	3,700	51,036
Kakaku.com, Inc.	2,700	81,982
Kao Corp.	5,900	359,635
KDDI Corp.	28,700	971,256
Koei Tecmo Holdings Co, Ltd.	650	30,714
Lasertec Corp.†	700	131,288
M3, Inc.	3,100	209,056
MEIJI Holdings Co., Ltd.	1,000	61,911
Mitsubishi Gas Chemical Co., Inc.	2,300	53,461
MonotaRO Co., Ltd.	3,200	74,060
MS&AD Insurance Group Holdings, Inc.	4,400	133,921
Murata Manufacturing Co., Ltd.	4,100	309,045
Nexon Co., Ltd.	7,000	164,683
Nihon M&A Center, Inc.	2,800	66,791
Nintendo Co., Ltd.	1,400	862,931
Nippon Telegraph & Telephone Corp.	21,500	573,836
Nitori Holdings Co., Ltd.	1,000	172,668
Nitto Denko Corp.	1,200	92,757
Nomura Research Institute, Ltd.	2,600	82,615
Obayashi Corp.	8,300	69,674
OBIC Co., Ltd.	800	149,461
Ono Pharmaceutical Co., Ltd.	2,600	58,635
Oracle Corp. Japan#	700	63,541
Pigeon Corp.	1,000	28,088
Sekisui House, Ltd.	9,200	190,810
SG Holdings Co., Ltd.	2,400	53,447
Shimamura Co., Ltd.	200	18,974
Shimano, Inc.	600	135,476
Shimizu Corp.	4,100	33,484
Shionogi & Co., Ltd.	4,300	217,555
SoftBank Corp.	36,500	467,403
Sumitomo Mitsui Financial Group, Inc.	8,400	302,166
Sundrug Co., Ltd.	800	26,731
Taisei Corp.	1,500	52,169
Tokyo Electron, Ltd.	2,500	1,107,570
Tosoh Corp.	4,300	74,893
Toyo Suisan Kaisha, Ltd.	700	27,978
Tsuruha Holdings, Inc.	400	48,436
USS Co., Ltd.	2,400	41,823
Welcia Holdings Co., Ltd.	1,100	33,500
ZOZO, Inc.	2,300	77,585

		11,785,531

Jersey — 0.2%
Ferguson PLC	2,523	343,157
Polymetal International PLC	3,793	91,320

		434,477

Malaysia — 0.1%
AMMB Holdings Bhd	11,800	8,136
DiGi.Com Bhd	51,800	53,385
Fraser & Neave Holdings Bhd	2,000	12,870
Hartalega Holdings Bhd	26,400	57,482

Security Description	Shares	Value (Note 2)

Malaysia (continued)
Kossan Rubber Industries	9,400	$9,210
Nestle Malaysia Bhd	1,400	46,232
Petronas Dagangan Bhd	3,200	14,632
Petronas Gas Bhd	11,400	44,679
Supermax Corp. Bhd	13,093	13,082
Top Glove Corp. Bhd	64,200	80,454
Westports Holdings Bhd	13,000	13,555

		353,717

Mexico — 0.2%
Fibra Uno Administracion SA de CV	41,900	49,456
Grupo Mexico SAB de CV, Class B	28,700	139,984
Kimberly-Clark de Mexico SAB de CV, Class A	24,300	44,042
Megacable Holdings SAB de CV	4,400	16,718
Wal-Mart de Mexico SAB de CV	74,500	245,217

		495,417

Netherlands — 0.7%
Adyen NV†*	119	274,325
Ferrari NV	1,611	339,766
Koninklijke Ahold Delhaize NV	15,792	454,960
Koninklijke KPN NV	23,460	77,757
Koninklijke Vopak NV	677	31,933
LyondellBasell Industries NV, Class A	4,368	491,924
NN Group NV	3,071	155,527
Stellantis NV	15,424	305,718

		2,131,910

New Zealand — 0.1%
a2 Milk Co., Ltd.†#	8,686	36,872
Fisher & Paykel Healthcare Corp., Ltd.	10,461	225,747
Spark New Zealand, Ltd.	33,607	110,282

		372,901

Norway — 0.2%
Mowi ASA#	6,087	158,162
Orkla ASA	9,529	98,879
Telenor ASA#	9,586	165,517
Yara International ASA	1,174	62,511

		485,069

Philippines — 0.0%
Globe Telecom, Inc.	540	20,403
Manila Electric Co.	3,440	20,411
Metro Pacific Investments Corp.	150,000	12,490
PLDT, Inc.	900	24,761

		78,065

Poland — 0.0%
Polski Koncern Naftowy Orlen SA	2,860	63,634
Polskie Gornictwo Naftowe I Gazownictwo SA	11,764	21,080

		84,714

Portugal — 0.0%
Jeronimo Martins SGPS SA	3,098	59,803

Russia — 0.5%
Alrosa PJSC	47,800	76,537
Inter RAO UES PJSC	720,500	49,762
MMC Norilsk Nickel PJSC	1,388	499,392
Mobile TeleSystems PJSC ADR	8,100	73,872
Moscow Exchange MICEX-RTS PJSC	17,930	41,181
Novolipetsk Steel PJSC	24,310	86,782
PhosAgro PJSC GDR	2,346	47,999
Polyus PJSC	569	123,172
Severstal PAO	4,941	113,491
Tatneft PJSC	28,978	196,498

		1,308,686

75

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Singapore — 0.1%
Singapore Exchange, Ltd.	17,000	$132,787
Singapore Telecommunications, Ltd.	119,400	217,583
Venture Corp., Ltd.	4,200	60,404

		410,774

South Africa — 0.2%
African Rainbow Minerals, Ltd.	915	17,657
AngloGold Ashanti, Ltd.	4,566	112,752
Clicks Group, Ltd.	3,519	65,752
Exxaro Resources, Ltd.	4,662	52,045
Impala Platinum Holdings, Ltd.	5,299	96,319
Kumba Iron Ore, Ltd.#	1,399	64,967
Mr. Price Group, Ltd.	4,232	71,643
Tiger Brands, Ltd.	2,197	35,280
Vodacom Group, Ltd.	10,113	96,013

		612,428

South Korea — 1.2%
BGF retail Co., Ltd.	91	14,809
Coway Co, Ltd.	736	54,905
DL E&C Co., Ltd.†	208	25,084
DL Holdings Co., Ltd.	163	11,999
Hana Financial Group, Inc.	4,629	193,204
Hyundai Marine & Fire Insurance Co., Ltd.	831	18,180
Industrial Bank of Korea	4,190	40,574
KB Financial Group, Inc.	5,752	303,252
Korea Zinc Co., Ltd.	108	43,721
KT&G Corp.	1,773	134,012
Kumho Petrochemical Co., Ltd.	229	47,533
LG Household & Health Care, Ltd. (Preference Shares)	30	19,367
NCSoft Corp.	200	155,653
PearlAbyss Corp.†	382	20,756
S-1 Corp.	234	16,994
Samsung Card Co., Ltd.	377	11,493
Samsung Electronics Co., Ltd.	25,254	1,822,780
Samsung Electronics Co., Ltd. (Preference Shares)	4,639	303,638
Seegene, Inc.	277	16,814
Shinhan Financial Group Co., Ltd.	5,879	223,764
Woori Financial Group, Inc.	7,072	70,701

		3,549,233

Spain — 1.0%
Banco Santander SA	174,182	727,279
Enagas SA	3,167	74,247
Endesa SA	4,679	127,239
Iberdrola SA	70,880	950,348
Industria de Diseno Textil SA	16,096	622,020
Red Electrica Corp. SA	5,934	118,819
Telefonica SA	53,957	264,507

		2,884,459

SupraNational — 0.0%
HKT Trust & HKT, Ltd.	52,000	70,487

Sweden — 0.4%
Boliden AB	3,929	157,318
Boliden AB (Redemption Shares)†	3,929	2,839
Epiroc AB (Redemption Shares)†	4,339	1,565
Epiroc AB, Class A	4,295	97,080
Epiroc AB, Class B	3,843	76,521
Epiroc AB, Class B (Redemption Shares)†	3,883	1,403
Evolution Gaming Group AB*	1,724	329,555
ICA Gruppen AB	1,103	53,303
Kinnevik AB†	1,701	32,364
Kinnevik AB, Class B	1,684	64,224
Svenska Cellulosa AB SCA, Class B	5,719	94,833

Security Description	Shares	Value (Note 2)

Sweden (continued)
Swedish Match AB	16,114	$149,222

		1,060,227

Switzerland — 2.7%
EMS-Chemie Holding AG	139	130,269
Garmin, Ltd.	2,086	296,713
Geberit AG	526	380,451
Kuehne & Nagel International AG	375	126,570
Logitech International SA	2,001	247,817
Nestle SA	13,650	1,679,883
Novartis AG	19,979	1,752,910
Partners Group Holding AG	345	524,308
Roche Holding AG	4,278	1,487,194
SGS SA	44	137,112
Swiss Prime Site AG	680	69,399
Swisscom AG	375	210,950
TE Connectivity, Ltd.	4,272	579,625

		7,623,201

Taiwan — 1.4%
Asia Cement Corp.	17,000	31,805
Asustek Computer, Inc.	1,000	14,239
Catcher Technology Co., Ltd.	7,000	46,430
Chicony Electronics Co., Ltd.	7,000	19,632
China Development Financial Holding Corp.	154,000	69,116
Chunghwa Telecom Co., Ltd.	50,000	204,574
Eclat Textile Co., Ltd.	4,000	93,005
Far EasTone Telecommunications Co., Ltd.	23,000	53,395
Feng TAY Enterprise Co., Ltd.	7,200	62,551
Globalwafers Co., Ltd.	5,000	151,223
Largan Precision Co., Ltd.	2,000	218,453
Lite-On Technology Corp.	34,000	81,138
Micro-Star International Co., Ltd.	9,000	53,694
Nien Made Enterprise Co., Ltd.	4,000	58,759
Novatek Microelectronics Corp.	9,000	173,248
Pegatron Corp.	16,000	42,393
Powertech Technology, Inc.	11,000	42,429
Ruentex Development Co., Ltd.	11,000	20,818
Standard Foods Corp.	7,000	13,551
Synnex Technology International Corp.	16,000	34,491
Taiwan Cement Corp.	57,050	106,118
Taiwan Mobile Co., Ltd.	25,000	90,572
Taiwan Semiconductor Manufacturing Co., Ltd.	98,914	2,128,716
United Microelectronics Corp.	76,000	145,203
Vanguard International Semiconductor Corp.	14,000	59,552
Walsin Technology Corp.†	5,000	37,851
WPG Holdings, Ltd.	22,000	41,160

		4,094,116

Thailand — 0.2%
Advanced Info Service PCL	20,700	111,945
Bumrungrad Hospital PCL	5,700	22,800
Home Product Center PCL	76,100	32,632
Intouch Holdings PCL	32,300	66,409
PTT Exploration & Production PCL	17,900	67,018
Siam Cement PCL	9,900	139,392

		440,196

Turkey — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	6,767	11,771
BIM Birlesik Magazalar AS	7,125	53,194
Eregli Demir ve Celik Fabrikalari TAS	24,013	53,909
Ford Otomotiv Sanayi AS	1,248	25,337
Haci Omer Sabanci Holding AS	13,147	13,598
Turkcell Iletisim Hizmetleri AS	17,553	32,459
Turkiye Is Bankasi, Class C	21,936	13,035

		203,303

76

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United Arab Emirates — 0.1%
Aldar Properties PJSC	50,494	$50,176
Dubai Islamic Bank PJSC	24,341	31,609
Emirates Telecommunications Group Co. PJSC	26,105	153,937

		235,722

United Kingdom — 4.7%
Admiral Group PLC	3,921	163,540
Anglo American PLC	16,648	740,676
Auto Trader Group PLC†*	14,640	116,680
BAE Systems PLC	21,813	163,014
Berkeley Group Holdings PLC	1,823	121,051
BHP Group PLC	32,315	973,604
British American Tobacco PLC	31,266	1,203,789
British Land Co. PLC	13,031	94,314
BT Group PLC†	136,576	338,898
Croda International PLC	1,363	135,169
Direct Line Insurance Group PLC	19,471	82,151
Evraz PLC	10,221	92,485
GlaxoSmithKline PLC	78,800	1,503,206
Hargreaves Lansdown PLC	6,110	143,679
Hikma Pharmaceuticals PLC	1,748	60,628
Imperial Brands PLC	18,660	423,701
Intertek Group PLC	2,291	176,479
Kingfisher PLC	26,680	136,420
Land Securities Group PLC#	9,064	90,454
M&G PLC	36,365	126,180
Mondi PLC	6,890	186,416
Next PLC†	2,130	246,599
Persimmon PLC	5,214	233,823
RELX PLC	29,270	763,894
Rio Tinto PLC	21,393	1,841,023
Royal Dutch Shell PLC, Class A	47,921	915,104
Spirax-Sarco Engineering PLC	492	88,674
Unilever PLC	36,354	2,180,527
WM Morrison Supermarkets PLC#	23,389	58,701

		13,400,879

United States — 36.6%
3M Co.	5,691	1,155,501
A.O. Smith Corp.	908	64,532
AbbVie, Inc.	17,514	1,982,585
ABIOMED, Inc.†	14	3,984
Adobe, Inc.†	3,489	1,760,480
Air Products & Chemicals, Inc.	2,595	777,618
Alexion Pharmaceuticals, Inc.†	2,004	353,806
Alphabet, Inc., Class A†	111	261,610
Alphabet, Inc., Class C†	497	1,198,545
Altria Group, Inc.	36,895	1,815,972
American Tower Corp.	5,874	1,500,572
Amgen, Inc.	7,472	1,777,888
Apple, Inc.	14,683	1,829,649
Applied Materials, Inc.	13,319	1,839,753
Arista Networks, Inc.†	310	105,208
AT&T, Inc.	60,558	1,782,222
Best Buy Co., Inc.	3,284	381,732
Bio-Rad Laboratories, Inc., Class A†	3	1,807
Biogen, Inc.†	3,183	851,389
Booking Holdings, Inc.†	397	937,535
BorgWarner, Inc.	2,690	137,970
Bristol-Myers Squibb Co.	27,887	1,832,734
Broadridge Financial Solutions, Inc.	1,488	237,306
C.H. Robinson Worldwide, Inc.	2,087	202,481
Cabot Oil & Gas Corp.	6,073	99,597
Cadence Design Systems, Inc.†	4,075	517,484
Campbell Soup Co.	2,485	120,945

Security Description	Shares	Value (Note 2)

United States (continued)
Carrier Global Corp.	9,571	$439,596
Celanese Corp.	1,489	246,355
Cerner Corp.	2,987	233,733
Church & Dwight Co., Inc.	3,282	281,366
Cisco Systems, Inc.	41,953	2,219,314
Citrix Systems, Inc.	1,587	182,442
Clorox Co.	2,384	421,324
Cognizant Technology Solutions Corp., Class A	7,361	526,753
Colgate-Palmolive Co.	9,877	827,495
Conagra Brands, Inc.	3,207	122,187
Copart, Inc.†	3,177	409,865
Cummins, Inc.	2,284	587,628
D.R. Horton, Inc.	4,373	416,703
Dollar General Corp.	3,473	704,880
Domino’s Pizza, Inc.	300	128,061
eBay, Inc.	7,978	485,701
Electronic Arts, Inc.	3,190	455,947
Eli Lilly & Co.	12,458	2,488,361
Erie Indemnity Co., Class A	299	60,138
Expeditors International of Washington, Inc.	2,583	324,657
Extra Space Storage, Inc.	1,589	238,048
F5 Networks, Inc.†	893	165,589
Facebook, Inc., Class A†	6,165	2,026,620
FactSet Research Systems, Inc.	498	166,511
Fastenal Co.	9,247	490,461
Fortinet, Inc.†	902	197,123
Fox Corp., Class A	4,374	163,369
Fox Corp., Class B	2,085	75,644
General Mills, Inc.	8,948	562,471
Gilead Sciences, Inc.	20,437	1,351,090
Hershey Co.	2,380	411,859
Hewlett Packard Enterprise Co.	8,534	136,203
Hormel Foods Corp.#	4,571	221,876
HP, Inc.	14,561	425,618
IDEXX Laboratories, Inc.†	1,094	610,572
Illinois Tool Works, Inc.	4,376	1,014,182
Intel Corp.	38,521	2,200,319
International Business Machines Corp.	13,035	1,873,651
Intuit, Inc.	4,069	1,786,657
J.M. Smucker Co.	1,195	159,282
Jack Henry & Associates, Inc.	1,093	168,486
JB Hunt Transport Services, Inc.	1,090	186,979
Johnson & Johnson	11,850	2,005,612
Kellogg Co.	3,376	221,094
Kimberly-Clark Corp.	5,076	663,078
KLA Corp.	2,284	723,777
Kroger Co.	11,532	426,453
Lam Research Corp.	1,985	1,289,952
Lockheed Martin Corp.	4,074	1,557,083
Lowe’s Cos., Inc.	10,437	2,033,441
Lululemon Athletica, Inc.†	1,589	513,454
Lumen Technologies, Inc.	6,930	95,911
MarketAxess Holdings, Inc.	597	278,524
Masimo Corp.†	501	108,016
Mastercard, Inc., Class A	4,976	1,794,246
Maxim Integrated Products, Inc.	4,370	445,784
Merck & Co., Inc.	21,606	1,639,679
Mettler-Toledo International, Inc.†	299	388,984
Microsoft Corp.	8,161	2,037,638
Monolithic Power Systems, Inc.	302	103,622
Monster Beverage Corp.†	5,372	506,418
Moody’s Corp.	2,685	900,415
NetApp, Inc.	3,476	268,938
NRG Energy, Inc.	1,604	51,569
Nucor Corp.	3,872	397,035

77

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares/ Principal Amount(8)		Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
NVIDIA Corp.		3,268	$2,123,481
NVR, Inc.†		47	229,700
O’Reilly Automotive, Inc.†		1,092	584,351
Old Dominion Freight Line, Inc.		1,442	382,779
Omnicom Group, Inc.		3,077	253,052
Oracle Corp.		22,540	1,774,800
PACCAR, Inc.		4,477	409,914
Packaging Corp. of America		1,290	191,758
Paychex, Inc.		4,574	462,614
PepsiCo, Inc.		12,139	1,795,844
Pfizer, Inc.		47,720	1,848,196
Philip Morris International, Inc.		22,287	2,149,135
Pool Corp.		302	131,838
PPL Corp.		8,655	251,947
Procter & Gamble Co.		12,522	1,688,592
Progressive Corp.		6,288	623,015
Public Storage		2,979	841,508
PulteGroup, Inc.		3,772	217,984
QUALCOMM, Inc.		11,856	1,595,106
Regeneron Pharmaceuticals, Inc.†		1,491	749,123
Robert Half International, Inc.		1,886	167,458
Rockwell Automation, Inc.		1,590	419,315
Rollins, Inc.		3,072	104,724
S&P Global, Inc.		4,374	1,659,802
SEI Investments Co.		1,194	75,747
Simon Property Group, Inc.		5,070	651,444
Skyworks Solutions, Inc.		2,977	506,090
Snap-on, Inc.		696	177,216
Steel Dynamics, Inc.		2,779	173,493
T. Rowe Price Group, Inc.		2,882	551,471
Take-Two Interactive Software, Inc.†		1,096	203,374
Target Corp.		7,558	1,715,061
Teradyne, Inc.		1,695	224,333
Texas Instruments, Inc.		11,319	2,148,573
Tractor Supply Co.		1,687	306,528
Tyson Foods, Inc., Class A		4,170	331,515
United Parcel Service, Inc., Class B		10,341	2,219,179
Veeva Systems, Inc., Class A†		1,394	406,128
Verizon Communications, Inc.		28,855	1,630,019
Vertex Pharmaceuticals, Inc.†		2,989	623,595
ViacomCBS, Inc., Class B		7,266	308,224
Walgreens Boots Alliance, Inc.		9,931	522,966
Walmart, Inc.		11,652	1,654,934
West Pharmaceutical Services, Inc.		799	277,660
Western Union Co.		4,678	114,471
Whirlpool Corp.		599	142,017
WW Grainger, Inc.		596	275,447
Xilinx, Inc.		3,480	441,960
Zoom Video Communications, Inc., Class A†		1,699	563,269

			105,077,494

Total Common Stocks
(cost $156,558,786)			194,173,210

FOREIGN CORPORATE BONDS & NOTES — 0.0%
India — 0.0%
Britannia Industries, Ltd. Notes 5.50% due 06/03/2024(1)(2) (cost $486)	INR	35,409	489

FOREIGN GOVERNMENT OBLIGATIONS — 20.7%
Argentina — 0.8%
Republic of Argentina Bills zero coupon due 04/18/2022(2)(3)	ARS	24,107,100	152,043

Security Description	Principal Amount(8)		Value (Note 2)

Argentina (continued)
Republic of Argentina Bonds 1.00% due 08/05/2021(2)(3)	ARS	7,231,600	$70,271
Republic of Argentina Bonds 1.20% due 03/18/2022(2)(3)	ARS	68,123,289	628,924
Republic of Argentina Bonds 1.30% due 09/20/2022(2)(3)	ARS	698,400	6,084
Republic of Argentina Bonds 1.40% due 03/25/2023(2)(3)	ARS	46,379,588	410,702
Republic of Argentina Bonds 1.50% due 03/25/2024(2)(3)	ARS	41,389,459	347,995
Republic of Argentina Bonds 15.50% due 10/17/2026(2)	ARS	79,847,000	206,742
Republic of Argentina Bonds 16.00% due 10/17/2023(2)	ARS	45,555,800	171,420
Republic of Argentina Notes 18.20% due 10/03/2021(2)	ARS	40,723,000	236,504
Republic of Argentina FRS Bonds (BADLARPP+2.00%) 36.12% due 04/03/2022(2)	ARS	2,800,000	17,498

			2,248,183

Brazil — 1.0%
Federative Republic of Brazil Notes zero coupon due 01/01/2024	BRL	2,930,000	464,152
Federative Republic of Brazil Notes zero coupon due 07/01/2024	BRL	10,220,000	1,550,603
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2025	BRL	1,700,000	359,524
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2027	BRL	730,000	154,686
Federative Republic of Brazil Notes 10.00% due 01/01/2029	BRL	730,000	154,034
Federative Republic of Brazil Notes 10.00% due 01/01/2031	BRL	1,160,000	243,796

			2,926,795

Colombia — 1.1%
Republic of Colombia Senior Notes 4.38% due 03/21/2023	COP	64,000,000	17,603
Republic of Colombia Bonds 5.75% due 11/03/2027	COP	724,000,000	188,448
Republic of Colombia Bonds 6.00% due 04/28/2028	COP	2,472,300,000	644,995
Republic of Colombia Bonds 6.25% due 11/26/2025	COP	1,052,000,000	292,872

78

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount(8)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia (continued)
Republic of Colombia Bonds 7.50% due 08/26/2026	COP	4,555,700,000	$1,320,215
Republic of Colombia Bonds 7.75% due 09/18/2030	COP	204,000,000	56,922
Republic of Colombia Bonds 10.00% due 07/24/2024	COP	1,920,000,000	598,382

			3,119,437

Ghana — 0.7%
Republic of Ghana Senior Notes 18.30% due 03/02/2026	GHS	50,000	8,513
Republic of Ghana Bonds 18.75% due 01/24/2022	GHS	1,400,000	245,511
Republic of Ghana Bonds 19.00% due 11/02/2026	GHS	4,210,000	728,031
Republic of Ghana Bonds 19.75% due 03/25/2024	GHS	1,400,000	252,872
Republic of Ghana Bonds 19.75% due 03/15/2032	GHS	4,210,000	729,208
Republic of Ghana Bonds 24.50% due 06/21/2021	GHS	50,000	8,689
Republic of Ghana Bonds 24.75% due 07/19/2021	GHS	50,000	8,747

			1,981,571

India — 1.7%
Republic of India Senior Notes 5.15% due 11/09/2025	INR	57,700,000	787,288
Republic of India Bonds 6.79% due 05/15/2027	INR	118,010,000	1,691,080
Republic of India Bonds 6.84% due 12/19/2022	INR	40,000,000	574,746
Republic of India Bonds 7.16% due 05/20/2023	INR	96,000,000	1,394,696
Republic of India Bonds 8.20% due 09/24/2025	INR	29,700,000	451,515

			4,899,325

Indonesia — 3.2%
Republic of Indonesia Bonds 5.50% due 04/15/2026	IDR	49,440,000,000	3,454,397
Republic of Indonesia Bonds 5.63% due 05/15/2023	IDR	6,415,000,000	456,931
Republic of Indonesia Bonds 6.50% due 06/15/2025	IDR	8,339,000,000	606,664
Republic of Indonesia Bonds 7.00% due 05/15/2022	IDR	3,435,000,000	248,024

Security Description	Principal Amount(8)		Value (Note 2)

Indonesia (continued)
Republic of Indonesia Bonds 8.25% due 07/15/2021	IDR	1,265,000,000	$89,136
Republic of Indonesia Bonds 8.38% due 03/15/2024	IDR	46,834,000,000	3,571,023
Republic of Indonesia Bonds 10.25% due 07/15/2022	IDR	116,000,000	8,725
Republic of Indonesia Senior Bonds 12.90% due 06/15/2022	IDR	10,859,000,000	833,723

			9,268,623

Mexico — 3.2%
United Mexican States Bonds 6.50% due 06/09/2022	MXN	78,664,000	4,015,821
United Mexican States Senior Notes 6.75% due 03/09/2023	MXN	10,255,000	529,951
United Mexican States Senior Notes 7.25% due 12/09/2021	MXN	40,740,000	2,073,347
United Mexican States Senior Notes 8.00% due 12/07/2023	MXN	38,822,000	2,069,701
United Mexican States Bonds 10.00% due 12/05/2024	MXN	6,840,000	388,745

			9,077,565

Norway — 1.5%
Kingdom of Norway Bonds 1.50% due 02/19/2026*	NOK	2,523,000	307,267
Kingdom of Norway Bonds 1.75% due 03/13/2025*	NOK	4,250,000	523,498
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	14,941,000	1,837,655
Kingdom of Norway Bonds 3.00% due 03/14/2024*	NOK	12,599,000	1,598,806

			4,267,226

South Korea — 7.5%
Republic of South Korea Bonds 0.88% due 12/10/2023	KRW	4,086,000,000	3,631,681
Republic of South Korea Senior Notes 0.91% due 04/02/2023	KRW	5,120,000,000	4,581,334
Republic of South Korea Bonds 1.18% due 08/02/2021	KRW	176,000,000	157,981
Republic of South Korea Bonds 1.38% due 09/10/2021	KRW	1,470,700,000	1,321,814
Republic of South Korea Bonds 1.38% due 09/10/2024	KRW	2,374,500,000	2,123,773
Republic of South Korea Bonds 1.88% due 03/10/2022	KRW	257,000,000	232,651

79

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount(8)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Korea (continued)
Republic of South Korea Bonds 1.88% due 03/10/2024	KRW	2,889,000,000	$2,630,118
Republic of South Korea Bonds 2.00% due 12/10/2021	KRW	321,000,000	290,036
Republic of South Korea Bonds 2.25% due 09/10/2023	KRW	742,000,000	681,397
Republic of South Korea Bonds 3.00% due 09/10/2024	KRW	579,100,000	544,853
Republic of South Korea Bonds 3.38% due 09/10/2023	KRW	4,345,000,000	4,088,654
Republic of South Korea Bonds 4.25% due 06/10/2021	KRW	1,400,000,000	1,256,422

			21,540,714

Total Foreign Government Obligations
(cost $69,266,353)			59,329,439

U.S. GOVERNMENT TREASURIES — 0.6%
United States Treasury Notes
1.63% due 10/31/2026		1,210,000	1,255,895
2.13% due 05/31/2026		550,000	585,707

Total U.S. Government Treasuries
(cost $1,825,618)			1,841,602

Total Long-Term Investment Securities
(cost $227,651,243)			255,344,740

SHORT-TERM INVESTMENT SECURITIES — 5.9%
Foreign Government Obligations — 4.7%
Republic of Argentina(2)(3)(6)
due 09/13/2021	ARS	4,567,804	35,025
due 02/28/2022	ARS	8,002,290	52,597

			87,622

Government of Japan
(0.11)% due 06/10/2021	JPY	5,300,000	48,255
(0.11)% due 07/19/2021	JPY	57,200,000	520,854
(0.11)% due 08/16/2021	JPY	304,400,000	2,772,038
(0.11)% due 08/25/2021	JPY	15,100,000	137,513
(0.12)% due 06/16/2021	JPY	10,000,000	91,050
(0.13)% due 12/20/2021	JPY	175,150,000	1,595,685
(0.14)% due 08/10/2021	JPY	385,300,000	3,508,699

			8,674,094

Republic of Singapore
0.30% due 08/20/2021	SGD	1,930,000	1,458,483
0.31% due 08/24/2021	SGD	1,810,000	1,367,760
0.33% due 08/13/2021	SGD	290,000	219,162
0.36% due 07/16/2021	SGD	2,040,000	1,542,008

			4,587,413

United Mexican States
3.99% due 01/13/2022	MXN	40,240,000	196,347

			13,545,476

Registered Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(4)(5)		217,648	217,648

Security Description	Principal Amount(8)	Value (Note 2)

U.S. Government Agencies — 0.9%
Federal Home Loan Bank Disc. Notes 0.00% due 06/01/2021	$2,595,000	$2,595,000

U.S. Government Treasuries — 0.2%
United States Treasury Bills 0.01% due 08/03/2021	615,000	614,984

Total Short-Term Investment Securities
(cost $17,236,892)		16,973,108

REPURCHASE AGREEMENTS — 4.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 05/28/2021, to be repurchased 06/01/2021 in the amount of $1,779,000 and collateralized by $1,819,200 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2024 and having an approximate value of $1,814,634	1,779,000	1,779,000
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 05/28/2021, to be repurchased 06/01/2021 in the amount of $9,748,000 and collateralized by $9,968,200 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2024 and having an approximate value of $9,942,983	9,748,000	9,748,000

Total Repurchase Agreements
(cost $11,527,000)		11,527,000

TOTAL INVESTMENTS
(cost $256,415,135)(7)	98.8%	283,844,848
Other assets less liabilities	1.2	3,566,887

NET ASSETS	100.0%	$287,411,735

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2021, the aggregate value of these securities was $5,555,541 representing 1.9% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2021, the Fund held the following restricted securities:

Description	Acquistion Date	Principal Amount		Acquistion Cost	Value	Value Per Share	% of Net Assets
Foreign Corporate Bonds & Notes
Britannia Industries, Ltd. Notes 5.50% due 06/03/2024	05/25/2021	INR	35,409	$486	$489	$0.01	0.00%

80

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Description	Acquistion Date	Principal Amount		Acquistion Cost	Value	Value Per Share	% of Net Assets
Foreign Government Obligations
Republic of Argentina zero coupon due 04/18/2022	05/04/2021 - 05/06/2021	ARS	24,107,100	$155,148	$152,043	$0.01	0.05%
Republic of Argentina 1.00% due 08/05/2021	10/28/2020 - 12/18/2020	ARS	7,231,600	58,677	70,271	0.01	0.02%
Republic of Argentina 1.20% due 03/18/2022	03/19/2020- 12/18/2020	ARS	68,123,289	1,101,270	628,924	0.01	0.22%
Republic of Argentina 1.30% due 09/20/2022	10/29/2020 - 11/03/2020	ARS	698,400	4,530	6,084	0.01	0.00%
Republic of Argentina 1.40% due 03/25/2023	03/26/2020 - 04/24/2020	ARS	46,379,588	765,624	410,702	0.01	0.14%
Republic of Argentina 1.50% due 03/25/2024	03/26/2020 - 04/19/2021	ARS	41,389,459	719,344	347,995	0.01	0.12%
Republic of Argentina 15.50% due 10/17/2026	10/17/2016 - 05/17/2018	ARS	79,847,000	4,460,922	206,742	0.00	0.07%
Republic of Argentina 16.00% due 10/17/2023	10/17/2016 - 04/09/2021	ARS	45,555,800	2,088,722	171,420	0.00	0.06%
Republic of Argentina 18.20% due 10/03/2021	10/03/2016 - 08/01/2018	ARS	40,723,000	2,672,053	236,504	0.01	0.08%
Republic of Argentina 36.12% (BADLARPP+2.00%) due 04/03/2022	04/03/2017	ARS	2,800,000	186,226	17,498	0.01	0.00%
Republic of Argentina discount note due 09/13/2021	12/30/2020	ARS	4,567,804	33,113	35,025	0.01	0.01%
Republic of Argentina discount note due 02/28/2022	03/23/2021 - 05/28/2021	ARS	8,002,290	53,019	52,597	0.01	0.02%

					$2,336,294		0.81%

(3)	Principal amount of inflation is adjusted for inflation.
(4)

At May 31, 2021, the Fund had loaned securities with a total value of $1,695,486. This was secured by collateral of $217,648, which was received in cash and subsequently invested in short-term investments currently valued at $217,648 as reported in the Portfolio of Investments. Additional collateral of $1,582,838 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 10/25/2050	$38,903
Federal National Mtg. Assoc.	1.24% to 3.50%	07/25/2030 to 09/01/2050	151,172
Government National Mtg. Assoc.	1.00% to 2.70%	12/20/2050 to 05/16/2053	28,872
United States Treasury Bills	0.00%	08/05/2021	78,409
United States Treasury Notes/Bonds	0.13% to 8.13%	07/15/2021 to 02/15/2051	1,285,482

(5)	The rate shown is the 7-day yield as of May 31, 2021
(6)	The security was issued on a discount basis with no stated coupon rate.
(7)	See Note 5 for cost of investments on a tax basis.
(8)	Denominated in United States dollars unless otherwise indicated.

ADR—American Depositary Receipt

ARS—Argentine Peso

BRL—Brazilian Real

COP—Columbian Peso

GDR—Global Depositary Receipt

GHS—Ghanaian Cedi

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

SGD—Singapore Dollar

FRS—Floating Rate Security

The rates shown on the FRS are the current interest rates at May 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

BADLARPP—Argentina Deposit Rates Badlar 30-35 days

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	36,820	USD	44,571	07/29/2021	$–	$(504)
	EUR	431,144	USD	529,189	08/25/2021	1,118	–
	EUR	454,552	USD	546,385	10/18/2021	–	(10,925)
	USD	1,314,802	CNH	8,641,070	06/11/2021	40,181	–
	USD	1,577,761	CNH	10,360,160	06/15/2021	46,378	–

						87,677	(11,429)

Citibank N.A.	AUD	3,160,000	JPY	266,158,900	07/20/2021	–	(14,263)
	EUR	89,576	USD	106,711	07/14/2021	–	(2,916)
	EUR	910,000	USD	1,091,914	07/19/2021	–	(21,884)
	EUR	590,000	USD	708,142	10/21/2021	–	(15,278)
	EUR	590,000	USD	713,098	10/22/2021	–	(10,336)
	EUR	544,800	USD	658,358	10/26/2021	–	(9,703)
	JPY	415,599,844	USD	3,843,565	06/15/2021	47,423	–
	JPY	40,980,000	USD	379,532	07/20/2021	5,115	–
	JPY	28,180,000	USD	261,076	08/24/2021	3,541	–
	MXN	37,921,000	USD	1,766,375	07/08/2021	–	(129,059)
	MXN	23,561,000	USD	1,152,973	08/13/2021	–	(20,080)
	MXN	59,249,000	USD	2,807,833	08/23/2021	–	(138,831)
	USD	73,212	INR	5,505,200	06/08/2021	2,522	–
	USD	43,086	INR	3,241,800	06/09/2021	1,504	–

81

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	788,881	CNH	5,179,240	06/11/2021	$23,262	$–
	USD	1,245,839	CNH	8,178,060	06/15/2021	36,217	–
	USD	4,007,327	JPY	415,599,844	06/15/2021	–	(211,185)
	USD	1,108,874	MXN	22,140,000	07/08/2021	–	(2,233)
	USD	758,335	CNH	4,948,740	07/14/2021	16,060	–
	USD	377,091	JPY	40,980,000	07/20/2021	–	(2,674)
	USD	267,476	JPY	28,180,000	08/24/2021	–	(9,941)
	USD	96,502	INR	7,256,500	09/08/2021	1,956	–
	USD	71,266	INR	5,428,300	11/10/2021	1,722	–

						139,322	(588,383)

Deutsche Bank AG	EUR	1,389,370	SEK	14,293,534	06/11/2021	25,105	–
	EUR	304,361	NOK	3,269,600	06/15/2021	20,920	–
	EUR	271,301	SEK	2,788,700	06/15/2021	4,600	–
	EUR	469,907	NOK	4,998,500	06/16/2021	26,338	–
	EUR	906,099	SEK	9,244,075	06/16/2021	6,939	–
	EUR	410,371	NOK	4,358,000	06/18/2021	22,117	–
	EUR	60,000	USD	71,019	07/07/2021	–	(2,402)
	EUR	489,179	SEK	5,000,117	07/15/2021	4,697	–
	EUR	201,877	USD	243,930	07/27/2021	–	(3,196)
	EUR	154,729	USD	187,353	07/28/2021	–	(2,061)
	EUR	1,857,096	USD	2,279,548	08/27/2021	4,865	–
	EUR	304,360	NOK	3,276,800	09/15/2021	21,149	–
	EUR	271,305	SEK	2,792,000	09/15/2021	4,646	–
	EUR	210,571	SEK	2,140,075	09/16/2021	354	–
	EUR	528,245	SEK	5,360,100	10/18/2021	–	(396)
	EUR	1,007,967	NOK	10,160,000	10/19/2021	–	(14,160)
	EUR	1,104,432	SEK	11,210,100	10/19/2021	–	(432)
	EUR	362,080	SEK	3,686,883	11/17/2021	1,119	–
	NOK	3,269,600	EUR	326,496	06/15/2021	6,155	–
	NOK	4,998,500	EUR	498,272	06/16/2021	8,357	–
	NOK	4,358,000	EUR	433,743	06/18/2021	6,471	–

						163,832	(22,647)

Goldman Sachs International	CLP	58,196,834	USD	82,199	06/14/2021	1,646	–
	USD	392,018	CLP	275,944,731	06/07/2021	–	(10,038)
	USD	82,950	CLP	58,196,834	06/14/2021	–	(2,397)
	USD	207,400	CLP	148,100,000	06/21/2021	–	(2,422)
	USD	190,842	CLP	140,200,000	06/29/2021	3,185	–
	USD	47,715	CLP	34,870,000	06/30/2021	542	–
	USD	57,255	CLP	41,510,000	07/02/2021	190	–
	USD	334,761	CLP	240,436,897	08/06/2021	–	(2,090)
	USD	196,209	CLP	138,550,704	08/16/2021	–	(4,537)
	USD	187,470	CLP	132,627,351	08/17/2021	–	(3,995)
	USD	95,414	CLP	69,850,000	09/01/2021	1,194	–

						6,757	(25,479)

HSBC Bank PLC	AUD	667,496	JPY	55,639,129	07/12/2021	–	(8,347)
	EUR	705,913	JPY	91,813,184	06/25/2021	–	(24,907)
	EUR	517,579	USD	616,722	07/13/2021	–	(16,700)
	EUR	2,281,804	CAD	3,550,240	08/03/2021	147,513	–
	EUR	1,018,902	JPY	128,539,525	10/25/2021	–	(74,116)
	EUR	1,268,701	CAD	1,896,320	11/03/2021	14,737	–
	JPY	91,822,543	EUR	705,913	06/25/2021	24,821	–
	JPY	132,951,923	EUR	1,018,902	10/25/2021	33,772	–
	MXN	15,632,808	USD	750,978	06/29/2021	–	(31,187)
	MXN	80,900,000	USD	3,925,946	08/05/2021	–	(105,421)
	USD	118,546	INR	8,779,790	06/11/2021	2,181	–
	USD	822,125	CNH	5,393,410	06/16/2021	23,335	–
	USD	763,082	MXN	15,632,808	06/29/2021	19,083	–
	USD	116,839	INR	8,755,300	07/12/2021	2,982	–
	USD	806,146	CNH	5,358,330	10/15/2021	27,504	–

						295,928	(260,678)

JPMorgan Chase Bank N.A	AUD	2,726,711	JPY	225,462,095	07/13/2021	–	(50,744)
	EUR	930,000	USD	1,120,661	06/04/2021	–	(16,632)
	EUR	164,727	SEK	1,680,000	06/18/2021	1,190	–
	EUR	340,000	CAD	529,460	08/03/2021	22,358	–
	EUR	528,696	NOK	5,358,700	09/16/2021	–	(3,367)
	EUR	1,124,240	NOK	11,353,925	09/30/2021	–	(12,546)
	EUR	531,753	NOK	5,358,700	10/19/2021	–	(7,616)

82

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	JPY	491,452,319	USD	4,533,348	06/15/2021	$44,361	$–
	USD	780,992	CNH	5,126,110	06/11/2021	22,819	–
	USD	1,136,748	CNH	7,456,600	06/15/2021	32,207	–
	USD	4,736,662	JPY	491,452,319	06/15/2021	–	(247,674)
	USD	46,731	CLP	34,090,000	06/30/2021	447	–
	USD	46,635	CLP	33,880,000	07/01/2021	252	–
	USD	92,008	CLP	66,730,000	07/02/2021	338	–
	USD	373,199	CLP	266,000,000	08/17/2021	–	(5,218)
	USD	99,293	INR	7,468,700	09/07/2021	2,059	–
	USD	129,273	INR	9,660,800	09/08/2021	1,808	–
	USD	306,689	CLP	219,500,000	09/30/2021	–	(3,135)
	USD	570,662	CNH	3,722,920	11/22/2021	7,195	–
	USD	96,485	INR	7,447,700	01/27/2022	2,604	–

						137,638	(346,932)

Morgan Stanley and Co., Inc.	EUR	138,000	USD	169,349	08/27/2021	318	–

Standard Chartered Bank	EUR	2,642,368	USD	3,186,142	06/08/2021	–	(45,439)

UBS AG	CHF	293,814	EUR	271,580	06/09/2021	5,209	–
	EUR	176,932	USD	213,401	06/08/2021	–	(2,986)
	EUR	272,669	CHF	293,814	06/09/2021	–	(6,541)
	EUR	226,932	USD	270,311	07/09/2021	–	(7,391)

						5,209	(16,918)

Unrealized Appreciation (Depreciation)						$836,681	$(1,317,905)

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Yuan Renminbi Offshore

EUR—Euro Currency

INR—Indian Rupee

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krone

SEK—Swedish Krona

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$433,410	$—	$29,060	$462,470
Other Countries	193,710,740	—	—	193,710,740
Foreign Corporate Bonds & Notes	—	—	489	489
Foreign Government Obligations	—	59,329,439	—	59,329,439
U.S. Government Treasuries	—	1,841,602	—	1,841,602
Short-Term Investment Securities:
Registered Investment Companies	217,648	—	—	217,648
Other Short-Term Investments	—	16,755,460	—	16,755,460
Repurchase Agreements	—	11,527,000	—	11,527,000

Total Investments at Value	$194,361,798	$89,453,501	$29,549	$283,844,848

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$836,681	$—	$836,681

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,317,905	$—	$1,317,905

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

83

VALIC Company I Government Money Market I Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

U.S. Government Treasuries	48.6%
U.S. Government Agencies	43.8
Repurchase Agreements	7.8

100.2%

Credit Quality Allocation@#

P-1	100.2%

*	Calculated as a percentage of net assets
@	Source: Moody’s
#	Calculated as a percentage of total debt issues

Weighted Average days to Maturity — 29.0 days

84

VALIC Company I Government Money Market I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 92.4%
U.S. Government Agencies — 43.8%
Federal Farm Credit Bank
0.01% due 06/01/2021	$5,000,000	$5,000,000
0.01% due 06/03/2021	1,000,000	999,999
Federal Home Loan Bank
0.00% due 06/01/2021	5,370,000	5,370,000
0.00% due 06/02/2021	12,000,000	11,999,999
0.00% due 06/18/2021	11,000,000	10,999,948
0.00% due 06/23/2021	10,000,000	10,000,000
0.00% due 06/29/2021	10,000,000	9,999,992
0.00% due 06/30/2021	21,000,000	21,000,000
0.00% due 07/09/2021	10,000,000	9,999,968
0.00% due 07/16/2021	3,000,000	2,999,981
0.00% due 07/21/2021	15,000,000	14,999,979
0.00% due 08/20/2021	1,000,000	999,989
0.01% due 06/04/2021	12,000,000	11,999,990
0.01% due 06/09/2021	13,000,000	12,999,965
0.01% due 06/11/2021	10,000,000	9,999,972
0.01% due 06/16/2021	5,000,000	4,999,979
0.01% due 06/18/2021	14,000,000	13,999,986
0.01% due 06/21/2021	10,000,000	9,999,944
0.01% due 06/23/2021	11,500,000	11,499,944
0.01% due 07/02/2021	10,000,000	9,999,957
0.01% due 07/07/2021	7,500,000	7,499,963
0.01% due 07/14/2021	13,000,000	12,999,922
0.01% due 07/16/2021	10,000,000	9,999,937
0.01% due 08/20/2021	8,000,000	7,999,911
0.02% due 06/14/2021	11,000,000	10,999,940
0.02% due 06/16/2021	8,500,000	8,499,936
0.02% due 07/21/2021	3,200,000	3,199,936

Total U.S. Government Agencies
(amortized cost $251,069,137)		251,069,137

U.S. Government Treasuries — 48.6%
United States Cash Management Bills
0.00% due 08/10/2021	11,000,000	10,999,946
0.00% due 08/17/2021	10,000,000	10,000,000
United States Treasury Bills
0.00% due 06/01/2021	7,000,000	7,000,000
0.00% due 06/08/2021	12,000,000	12,000,000
0.00% due 06/10/2021	3,000,000	2,999,996
0.00% due 06/15/2021	12,000,000	11,999,979
0.00% due 06/22/2021	12,000,000	11,999,977
0.00% due 06/24/2021	3,500,000	3,499,995
0.00% due 07/08/2021	10,000,000	10,000,000
0.00% due 07/13/2021	8,100,000	8,100,014

Security Description	Principal Amount	Value (Note 2)

U.S. Government Treasuries (continued)
0.00% due 07/20/2021	$13,500,000	$13,499,949
0.00% due 07/22/2021	12,500,000	12,500,009
0.00% due 07/27/2021	10,000,000	10,000,063
0.00% due 07/29/2021	14,000,000	13,999,991
0.00% due 08/03/2021	10,000,000	9,999,998
0.00% due 08/05/2021	10,000,000	9,999,982
0.01% due 06/01/2021	11,000,000	11,000,000
0.01% due 06/03/2021	13,000,000	12,999,996
0.01% due 06/10/2021	11,000,000	10,999,986
0.01% due 06/17/2021	13,000,000	12,999,942
0.01% due 06/24/2021	11,000,000	10,999,930
0.01% due 06/29/2021	10,500,000	10,499,939
0.01% due 07/01/2021	12,000,000	11,999,890
0.01% due 07/06/2021	8,000,000	7,999,947
0.01% due 07/13/2021	10,000,000	9,999,936
0.01% due 07/15/2021	9,000,000	8,999,917
0.01% due 08/12/2021	9,000,000	8,999,910
0.02% due 06/01/2021	3,000,000	3,000,000

Total U.S. Government Treasuries
(amortized cost $279,099,292)		279,099,292

Total Short-Term Investment Securities — 92.4%
(amortized cost $530,168,429)		530,168,429

REPURCHASE AGREEMENTS — 7.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 05/28/2021, to be repurchased 06/01/2021 in the amount of $44,770,000 and collateralized by $27,545,800 of United States Treasury Inflation Protected Securities, bearing interest at 0.25% due 07/15/2029, by $10,831,300 of United States Treasury Notes, bearing interest at 0.25% due 08/31/2025 and by $2,577,700 of United States Treasury Inflation Protected Securities, bearing interest at 0.38% due 07/15/2025 and having an approximate aggregate value of $45,665,413 (cost $44,770,000)	44,770,000	44,770,000

TOTAL INVESTMENTS
(amortized cost $574,938,429)(1)	100.2%	574,938,429
Liabilities in excess of other assets	(0.2)	(1,053,712)

NET ASSETS	100.0%	$573,884,717

(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Short-Term Investment Securities	$—	$530,168,429	$—	$530,168,429
Repurchase Agreements	—	44,770,000	—	44,770,000

Total Investments at Value	$—	$574,938,429	$—	$574,938,429

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

85

VALIC Company I Government Securities Fund

PORTFOLIO PROFILE — May 31, 2021 ( unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	33.7%
United States Treasury Notes	21.9
United States Treasury Bonds	11.3
Federal Home Loan Mtg. Corp.	10.4
Diversified Financial Services	5.9
Repurchase Agreements	4.7
Government National Mtg. Assoc.	3.7
Sovereign	1.8
Federal Farm Credit Bank	1.2
Diversified Banking Institutions	0.8
Banks — Super Regional	0.7
Airlines	0.6
Telephone — Integrated	0.4
Pharmacy Services	0.3
Tennessee Valley Authority	0.3
Multimedia	0.3
Registered Investment Companies	0.3
Retail — Building Products	0.3
Pipelines	0.2
Real Estate Investment Trusts	0.2
Electric — Integrated	0.2
Medical — Biomedical/Gene	0.1
Medical — Drugs	0.1
Oil Companies — Integrated	0.1
Transport — Rail	0.1
Finance — Credit Card	0.1

99.7%

Credit Quality#†

Aaa	92.4%
Aa	0.1
A	2.7
Baa	2.0
Not Rated@	2.8

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

86

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 5.9%
Diversified Financial Services — 5.9%
AMSR Trust Series 2020-SFR3, Class A 1.36% due 09/17/2037*	$568,738	$568,694
AMSR Trust VRS Series 2021-SFR1, Class A 1.95% due 06/17/2038*(3)	300,000	300,695
BANK Series 2020-BN26, Class A4 2.40% due 03/15/2063(1)	500,000	512,597
BBCMS Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(1)	248,063	253,664
Citigroup Commercial Mtg. Trust Series 2020-GC46, Class A5 2.72% due 02/15/2053(1)	1,250,000	1,314,770
COMM Mtg. Trust VRS Series 2012-CR2, Class XA 1.62% due 08/15/2045(1)(2)(3)	736,760	8,266
COMM Mtg. Trust VRS Series 2020-CBM, Class A1 2.24% due 02/10/2037*(1)(3)	600,000	598,959
Eleven Madison Mtg. Trust VRS Series 2015-11MD, Class A 3.55% due 09/10/2035*(1)(3)	398,000	433,508
GS Mtg. Securities Corp. Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(1)	1,100,000	1,211,879
Progress Residential Trust Series 2021-SFR4, Class A 1.56% due 05/17/2038*	700,000	700,903
Sofi Professional Loan Program Trust Series 2018-B, Class A2FX 3.34% due 08/25/2047*	657,296	674,531
UBS Commercial Mtg. Trust Series 2018-C14, Class A2 4.26% due 12/15/2051(1)	1,500,000	1,610,338
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	218,711

Total Asset Backed Securities
(cost $8,193,827)		8,407,515

U.S. CORPORATE BONDS & NOTES — 4.1%
Airlines — 0.6%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	595,879	606,348
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class AA 3.35% due 04/15/2031	273,906	275,800

		882,148

Banks - Super Regional — 0.7%
Wells Fargo & Co. Senior Notes 2.16% due 02/11/2026	900,000	938,622

Diversified Banking Institutions — 0.4%
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	400,000	439,634

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	$162,000	$166,269

		605,903

Electric - Integrated — 0.2%
San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	245,498

Finance - Credit Card — 0.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	114,076

Medical - Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	156,910

Medical - Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.45% due 03/15/2022	126,000	128,453

Multimedia — 0.3%
Walt Disney Co. Company Guar. Notes 2.00% due 09/01/2029	500,000	497,928

Oil Companies - Integrated — 0.1%
Chevron USA, Inc. Company Guar. Notes 3.90% due 11/15/2024	116,000	128,270

Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	440,000	504,087

Pipelines — 0.2%
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	127,000	141,220
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	145,328

		286,548

Real Estate Investment Trusts — 0.2%
Boston Properties LP Senior Notes 2.75% due 10/01/2026	240,000	257,031

Retail - Building Products — 0.3%
Home Depot, Inc. Senior Notes 0.90% due 03/15/2028#	450,000	436,709

Telephone - Integrated — 0.4%
AT&T, Inc. Senior Notes 1.65% due 02/01/2028	580,000	572,476

Transport - Rail — 0.1%
Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	92,252

87

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Transport - Rail (continued)
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	$19,000	$22,327

		114,579

Total U.S. Corporate Bonds & Notes
(cost $5,624,394)		5,869,238

FOREIGN CORPORATE BONDS & NOTES — 0.4%
Diversified Banking Institutions — 0.4%
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.76% due 09/13/2026	217,000	230,900
Mizuho Financial Group, Inc. Senior Notes 2.95% due 02/28/2022	363,000	370,540

Total Foreign Corporate Bonds & Notes
(cost $580,000)		601,440

U.S. GOVERNMENT AGENCIES — 49.3%
Federal Farm Credit Bank — 1.2%
3.33% due 04/28/2037	500,000	580,658
3.35% due 10/21/2025	1,000,000	1,115,283

		1,695,941

Federal Home Loan Mtg. Corp. — 10.4%
2.50% due 05/01/2050	676,153	703,340
3.50% due 06/01/2033	713,036	761,699
4.50% due 09/01/2039	211,263	235,676
4.50% due 11/01/2039	112,510	124,626
4.50% due 02/01/2040	166,698	185,963
4.50% due 04/01/2040	18,240	20,414
4.50% due 06/01/2040	25,945	28,398
4.50% due 08/01/2040	183,771	205,630
4.50% due 03/01/2041	827,707	922,775
4.50% due 04/01/2041	102,647	114,873
4.50% due 06/01/2041	155,110	173,575
5.00% due 10/01/2034	19,966	21,949
5.50% due 12/01/2036	9,459	10,610
6.00% due 11/01/2033	45,739	54,340
6.50% due 02/01/2032	14,655	16,762
8.00% due 08/01/2030	91	103
8.00% due 06/01/2031	602	612
Federal Home Loan Mtg. Corp. FRS 2.25% (12 ML+1.83%) due 12/01/2035	5,107	5,189
Federal Home Loan Mtg. Corp. STRIPS Series 264, Class 30 3.00% due 07/15/2042(4)	456,936	475,335
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series KJ14, Class A2 2.81% due 09/25/2024(1)	591,000	628,938
Federal Home Loan Mtg. Corp. REMIC
Series 4594, Class GN 2.50% due 02/15/2045(4)	542,576	568,671
Series 3981, Class PA 3.00% due 04/15/2031(4)	104,042	107,372
Series 4097, Class YK 3.00% due 08/15/2032(4)	1,750,000	1,893,661
Series 4150, Class IG 3.00% due 01/15/2033(2)(4)	1,955,589	159,048
Series 4838, Class CY 3.00% due 01/15/2038(4)	1,000,000	1,091,857
Series 4365, Class HZ 3.00% due 01/15/2040(4)	706,239	754,414

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
Series 4599, Class PA 3.00% due 09/15/2045(4)	$940,745	$992,586
Series 4057, Class WY 3.50% due 06/15/2027(4)	1,000,000	1,087,967
Series 3813, Class D 4.00% due 02/15/2026(4)	883,424	932,676
Series 3917, Class B 4.50% due 08/15/2026(4)	465,000	506,172
Series 3927, Class AY 4.50% due 09/15/2026(4)	1,494,968	1,629,549
Series 3786, Class PB 4.50% due 07/15/2040(4)	468,766	495,698
Federal Home Loan Mtg. Corp. REMIC FRS Series 4039, Class SA 6.40% (6.50%-1 ML) due 05/15/2042(2)(4)(5)	248,148	45,047

		14,955,525

Federal National Mtg. Assoc. — 33.7%
2.04% due 06/01/2037	252,279	249,645
2.50% due 07/01/2050	1,730,902	1,794,418
2.55% due 09/01/2034	700,000	703,434
2.81% due 04/01/2025	800,000	862,047
2.94% due 01/01/2026	1,535,933	1,668,663
3.00% due 03/01/2043	834,171	889,309
3.00% due 02/01/2050	679,357	714,951
3.12% due 07/01/2029	3,456,299	3,844,647
3.30% due 02/01/2030	2,893,618	3,156,298
3.64% due 07/01/2028	1,482,066	1,687,311
3.69% due 05/01/2030	1,460,979	1,674,269
4.00% due 09/01/2040	53,883	59,164
4.00% due 10/01/2040	41,238	45,056
4.00% due 12/01/2040	71,314	78,672
4.00% due 01/01/2041	142,284	155,483
4.00% due 02/01/2041	616,663	679,702
4.00% due 03/01/2041	830,473	907,856
4.00% due 06/01/2042	597,771	647,481
4.00% due 03/01/2043	1,432,691	1,579,939
5.00% due 12/01/2036	8,864	9,745
5.50% due 12/01/2033	10,741	12,109
5.50% due 10/01/2034	6,922	7,718
6.50% due 07/01/2032	3,275	3,799
7.00% due 09/01/2031	8,712	9,606
Federal National Mtg. Assoc. FRS
1.69% (12 ML+1.32%) due 02/01/2035	624	628
1.75% (6 ML+1.50%) due 01/01/2036	2,922	2,989
2.37% (1 Yr USTYCR+2.25%) due 11/01/2034	2,669	2,640
Federal National Mtg. Assoc. STRIPS Series 384, Class 23 6.00% due 08/25/2037(2)(4)	112,057	22,147
Federal National Mtg. Assoc. VRS 2.64% due 12/01/2026(3)	1,868,774	2,017,646
Federal National Mtg. Assoc. Grantor Trust Series 2017-T1, Class A 2.90% due 06/25/2027	1,123,769	1,224,945
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO zero coupon due 05/18/2032(4)(6)	127,486	123,321
Series 2020-M8, Class A2 1.82% due 02/25/2030(1)	800,000	807,402
Series 2020-12, Class JC 2.00% due 03/25/2050(4)	1,276,068	1,309,586

88

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2013-23, Class KJ 2.25% due 05/25/2042(4)	$999,622	$1,040,124
Series 2012-93, Class ME 2.50% due 01/25/2042(4)	1,081,722	1,133,833
Series 2013-73, Class TD 2.50% due 09/25/2042(4)	380,074	395,539
Series 2019-M31, Class A2 2.85% due 04/25/2034(1)	1,000,000	1,038,148
Series 2013-100, Class DE 3.00% due 11/25/2030(4)	652,998	664,273
Series 2013-106, Class PY 3.00% due 10/25/2033(4)	2,900,000	3,151,221
Series 2016-30, Class PA 3.00% due 04/25/2045(4)	520,027	550,758
Series 2016-25, Class LA 3.00% due 07/25/2045(4)	383,922	407,446
Series 2016-33, Class JA 3.00% due 07/25/2045(4)	387,513	411,218
Series 2015-97, Class N 3.00% due 11/25/2045(4)	2,000,000	2,102,542
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	683,943	738,266
Series 2016-30, Class LY 3.50% due 05/25/2036(4)	800,000	906,182
Series 2012-50, Class VB 4.00% due 01/25/2029(4)	716,713	724,073
Series 2012-47, Class VB 4.00% due 04/25/2031(4)	1,875,062	1,904,492
Series 2010-117, Class DY 4.50% due 10/25/2025(4)	974,930	1,044,418
Series 2010-134, Class MB 4.50% due 12/25/2040(4)	250,000	290,598
Series 2007-116, Class PB 5.50% due 08/25/2035(4)	39,256	45,785
Federal National Mtg. Assoc. REMIC VRS
Series 2015-M13, Class A2 2.71% due 06/25/2025(1)(3)	493,315	528,231
Series 2016-M1, Class A2 2.94% due 01/25/2026(1)(3)	1,238,409	1,339,261
Series 2014-M13, Class A2 3.02% due 08/25/2024(1)(3)	1,130,804	1,208,605
Series 2018-M4, Class A2 3.05% due 03/25/2028(1)(3)	1,400,000	1,554,603

		48,132,242

Government National Mtg. Assoc. — 3.7%
3.50% due 09/15/2048	853,907	941,183
3.50% due 10/15/2048	823,703	903,655
3.50% due 02/15/2049	967,205	1,066,160
4.50% due 03/15/2038	8,212	9,103
4.50% due 03/15/2039	3,231	3,643
4.50% due 05/15/2039	79,114	88,998
4.50% due 06/15/2039	56,367	63,214
4.50% due 07/15/2039	139,210	155,961
4.50% due 09/15/2039	1,842	2,078
4.50% due 12/15/2039	58,196	64,580
4.50% due 04/15/2040	58,132	65,545
4.50% due 06/15/2040	138,619	156,294
4.50% due 08/15/2040	22,531	25,250
5.00% due 09/15/2035	813	940
5.00% due 02/15/2036	33,883	39,238
5.00% due 05/15/2036	5,567	6,282
6.00% due 01/15/2032	4,803	5,421
7.50% due 02/15/2029	2,080	2,090
7.50% due 07/15/2030	106	108
7.50% due 01/15/2031	3,852	4,331

Security Description	Shares/ Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP 4.00% due 04/20/2044(4)	$432,000	$494,276
Series 2004-18, Class Z 4.50% due 03/16/2034(4)	171,126	187,476
Series 2008-6, Class GL 4.50% due 02/20/2038(4)	585,256	622,755
Series 2005-21, Class Z 5.00% due 03/20/2035(4)	299,025	338,203

		5,246,784

Tennessee Valley Authority — 0.3%
Tennessee Valley Authority 0.75% due 05/15/2025	500,000	503,725

Total U.S. Government Agencies
(cost $66,910,122)		70,534,217

U.S. GOVERNMENT TREASURIES — 33.2%
United States Treasury Bonds — 11.3%
2.00% due 02/15/2050	3,000,000	2,817,305
2.88% due 08/15/2045#	1,000,000	1,116,445
3.00% due 02/15/2048	750,000	860,068
3.13% due 02/15/2043	1,000,000	1,159,414
3.75% due 08/15/2041	4,000,000	5,054,844
3.75% due 11/15/2043	1,000,000	1,274,649
3.88% due 08/15/2040	1,500,000	1,920,469
zero coupon due 08/15/2024 STRIPS	2,040,000	2,013,465

		16,216,659

United States Treasury Notes — 21.9%
0.50% due 03/31/2025	4,000,000	3,997,344
0.63% due 03/31/2027	9,000,000	8,806,641
0.63% due 08/15/2030	1,000,000	920,703
1.75% due 05/15/2023	6,000,000	6,186,562
2.50% due 08/15/2023	3,000,000	3,153,047
2.75% due 02/15/2024	2,500,000	2,668,750
2.88% due 08/15/2028#	5,000,000	5,547,656

		31,280,703

Total U.S. Government Treasuries
(cost $45,199,936)		47,497,362

FOREIGN GOVERNMENT OBLIGATIONS — 1.8%
Sovereign — 1.8%
Israel Government AID Government Guar. Notes zero coupon due 02/15/2024 (cost $2,494,549)	2,641,000	2,586,854

Total Long-Term Investment Securities
(cost $129,002,828)		135,496,626

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(7)(8) (cost $446,625)	446,625	446,625

89

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 4.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 05/28/2021, to be repurchased 06/01/2021 in the amount of $6,639,000 and collateralized by $6,314,400 of United States Treasury Notes, bearing interest at 2.63% due 12/31/2023 and having an approximate value of $6,771,885 (cost $6,639,000)	$6,639,000	$6,639,000

TOTAL INVESTMENTS
(cost $136,088,453)(9)	99.7%	142,582,251
Other assets less liabilities	0.3	371,706

NET ASSETS	100.0%	$142,953,957

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2021, the aggregate value of these securities was $3,749,665 representing 2.6% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Collateralized Mortgage Obligation
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2021.
(6)	Principal Only
(7)	The rate shown is the 7-day yield as of May 31, 2021.
(8)

At May 31, 2021, the Fund had loaned securities with a total value of $7,146,868. This was secured by collateral of $446,625, which was received in cash and subsequently invested in short-term investments currently valued at $446,625 as reported in the Portfolio of Investments. Additional collateral of $6,848,667 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
Federal Home Loan Mtg. Corp.	0.26% to 24.00%	05/01/2023 to 04/25/2051	2,808,377
Federal National Mtg. Assoc.	0.39% to 42.40%	11/25/2027 to 03/25/2060	1,645,764
Government National Mtg. Assoc.	0.40% to 38.94%	07/15/2026 to 10/16/2062	2,394,526

(9)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$8,407,515	$—	$8,407,515
U.S. Corporate Bonds & Notes	—	5,869,238	—	5,869,238
Foreign Corporate Bonds & Notes	—	601,440	—	601,440
U.S. Government Agencies	—	70,534,217	—	70,534,217
U.S. Government Treasuries	—	47,497,362	—	47,497,362
Foreign Government Obligations	—	2,586,854	—	2,586,854
Short-Term Investment Securities	446,625	—	—	446,625
Repurchase Agreements	—	6,639,000	—	6,639,000

Total Investments at Value	$446,625	$142,135,626	$—	$142,582,251

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

90

VALIC Company I Growth Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Applications Software	14.6%
E-Commerce/Products	10.9
Internet Content — Entertainment	7.5
Finance — Credit Card	6.6
Web Portals/ISP	4.7
Computers	4.6
Commercial Services — Finance	4.5
Electronic Components — Semiconductors	4.0
Medical — Drugs	3.0
Semiconductor Equipment	2.8
E-Commerce/Services	2.6
Internet Application Software	2.6
Semiconductor Components — Integrated Circuits	2.4
Medical Labs & Testing Services	1.9
Electronic Forms	1.9
Athletic Footwear	1.9
Distribution/Wholesale	1.6
Diagnostic Equipment	1.6
Data Processing/Management	1.5
Brewery	1.5
Diversified Banking Institutions	1.4
Aerospace/Defense	1.4
Coatings/Paint	1.3
Retail — Discount	1.3
Medical — HMO	1.2
Machinery — General Industrial	1.1
Commercial Services	0.9
Cellular Telecom	0.8
Textile — Apparel	0.8
Auto — Cars/Light Trucks	0.6
Registered Investment Companies	0.5
Retail — Building Products	0.4
Enterprise Software/Service	0.4
Medical — Biomedical/Gene	0.4
Cosmetics & Toiletries	0.3
Medical Products	0.3
Retail — Restaurants	0.3
Cable/Satellite TV	0.3
Real Estate Investment Trusts	0.3
Beverages — Non-alcoholic	0.3
Transport — Services	0.2
Computer Aided Design	0.2
Transport — Rail	0.2
Industrial Gases	0.2
Computer Services	0.2
Exchange — Traded Funds	0.2
Investment Management/Advisor Services	0.1
Medical Instruments	0.1
Repurchase Agreements	0.1
Entertainment Software	0.1
Machinery — Farming	0.1
Insurance Brokers	0.1
Diversified Manufacturing Operations	0.1
Electric — Integrated	0.1
Electronic Measurement Instruments	0.1
Machinery — Construction & Mining	0.1
Finance — Other Services	0.1
Banks — Commercial	0.1
Diagnostic Kits	0.1
Chemicals — Specialty	0.1
Retail — Auto Parts	0.1
Dental Supplies & Equipment	0.1
Electronic Connectors	0.1
Chemicals — Diversified	0.1
Consulting Services	0.1
Decision Support Software	0.1
Metal — Copper	0.1
Electric Products — Misc.	0.1
Insurance — Property/Casualty	0.1
Drug Delivery Systems	0.1

100.6%

*	Calculated as a percentage of net assets

91

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.3%
Aerospace/Defense — 1.4%
Lockheed Martin Corp.	2,054	$785,039
Teledyne Technologies, Inc.†	412	172,822
TransDigm Group, Inc.†	29,378	19,061,621

		20,019,482

Aerospace/Defense - Equipment — 0.0%
L3Harris Technologies, Inc.	2,122	462,723

Applications Software — 14.6%
Intuit, Inc.	73,419	32,237,549
Microsoft Corp.	468,993	117,098,172
PTC, Inc.†	1,904	255,403
Roper Technologies, Inc.	61,552	27,699,015
ServiceNow, Inc.†	67,427	31,952,307

		209,242,446

Athletic Footwear — 1.9%
NIKE, Inc., Class B	196,203	26,773,861

Auto - Cars/Light Trucks — 0.6%
Tesla, Inc.†	13,909	8,696,185

Auto - Heavy Duty Trucks — 0.0%
Cummins, Inc.	1,153	296,644

Auto/Truck Parts & Equipment - Original — 0.0%
Aptiv PLC†	3,277	492,926

Banks - Commercial — 0.1%
First Republic Bank	1,690	323,534
SVB Financial Group†	978	570,066

		893,600

Beverages - Non-alcoholic — 0.3%
Coca-Cola Co.	24,587	1,359,415
Monster Beverage Corp.†	6,697	631,326
PepsiCo, Inc.	10,495	1,552,631

		3,543,372

Beverages - Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,654	132,915

Brewery — 1.5%
Boston Beer Co., Inc., Class A†	19,653	20,796,018

Building & Construction Products - Misc. — 0.0%
Fortune Brands Home & Security, Inc.	1,431	147,622

Building Products - Air & Heating — 0.0%
Carrier Global Corp.	9,473	435,095

Building Products - Cement — 0.0%
Vulcan Materials Co.	1,008	184,787

Building Products - Wood — 0.0%
Masco Corp.	2,049	123,575

Building - Maintenance & Services — 0.0%
Rollins, Inc.	4,011	136,735

Building - Residential/Commercial — 0.0%
D.R. Horton, Inc.	3,597	342,758
PulteGroup, Inc.	2,456	141,932

		484,690

Cable/Satellite TV — 0.3%
Charter Communications, Inc., Class A†	2,562	1,779,386
Comcast Corp., Class A	36,431	2,088,953

		3,868,339

Casino Services — 0.0%
Caesars Entertainment, Inc.†	2,188	235,101

Security Description	Shares	Value (Note 2)

Cellular Telecom — 0.8%
T-Mobile US, Inc.†	83,633	$11,829,888

Chemicals - Diversified — 0.1%
Dow, Inc.	6,614	452,530
FMC Corp.	2,342	273,288

		725,818

Chemicals - Specialty — 0.1%
Albemarle Corp.	2,113	353,040
Ecolab, Inc.	2,072	445,646

		798,686

Coatings/Paint — 1.3%
Sherwin-Williams Co.	66,094	18,739,632

Commercial Services — 0.9%
Cintas Corp.	1,055	372,985
CoStar Group, Inc.†	14,072	12,017,488
Quanta Services, Inc.	1,453	138,543

		12,529,016

Commercial Services - Finance — 4.5%
Adyen NV†*	8,032	18,515,750
Automatic Data Processing, Inc.	3,720	729,195
Equifax, Inc.	1,103	259,249
FleetCor Technologies, Inc.†	650	178,386
IHS Markit, Ltd.	4,389	462,206
MarketAxess Holdings, Inc.	688	320,980
Moody’s Corp.	2,098	703,564
PayPal Holdings, Inc.†	21,214	5,516,064
S&P Global, Inc.	100,573	38,164,436

		64,849,830

Computer Aided Design — 0.2%
ANSYS, Inc.†	1,571	530,904
Autodesk, Inc.†	3,983	1,138,580
Cadence Design Systems, Inc.†	5,053	641,681
Synopsys, Inc.†	2,760	701,978

		3,013,143

Computer Data Security — 0.0%
Fortinet, Inc.†	2,453	536,079

Computer Services — 0.2%
Accenture PLC, Class A	6,434	1,815,417
Cognizant Technology Solutions Corp., Class A	4,901	350,716

		2,166,133

Computer Software — 0.0%
Akamai Technologies, Inc.†	1,892	216,085
Citrix Systems, Inc.	1,448	166,462

		382,547

Computers — 4.6%
Apple, Inc.	530,674	66,127,287

Consulting Services — 0.1%
Gartner, Inc.†	852	197,528
Verisk Analytics, Inc.	2,949	509,675

		707,203

Consumer Products - Misc. — 0.0%
Clorox Co.	1,527	269,867
Kimberly - Clark Corp.	2,326	303,845

		573,712

Containers - Metal/Glass — 0.0%
Ball Corp.	3,801	312,290

92

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Containers - Paper/Plastic — 0.0%
Sealed Air Corp.	1,852	$105,305

Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	7,993	669,653
Estee Lauder Cos., Inc., Class A	2,330	714,192
Procter & Gamble Co.	21,409	2,887,004

		4,270,849

Data Processing/Management — 1.5%
Broadridge Financial Solutions, Inc.	1,048	167,135
Fair Isaac Corp.†	38,603	19,535,434
Fiserv, Inc.†	7,336	845,107
Jack Henry & Associates, Inc.	661	101,893
Paychex, Inc.	3,081	311,613

		20,961,182

Decision Support Software — 0.1%
MSCI, Inc.	1,495	699,854

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	1,305	770,146

Diagnostic Equipment — 1.6%
Danaher Corp.	72,010	18,444,641
PerkinElmer, Inc.	2,030	294,492
Thermo Fisher Scientific, Inc.	7,133	3,348,944

		22,088,077

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	1,548	863,954

Dialysis Centers — 0.0%
DaVita, Inc.†	1,308	157,052

Disposable Medical Products — 0.0%
Teleflex, Inc.	397	159,669

Distribution/Wholesale — 1.6%
Copart, Inc.†	173,783	22,419,745
Fastenal Co.	7,802	413,818
Pool Corp.	729	318,245
WW Grainger, Inc.	486	224,610

		23,376,418

Diversified Banking Institutions — 1.4%
Morgan Stanley	220,183	20,025,644

Diversified Manufacturing Operations — 0.1%
Illinois Tool Works, Inc.	2,297	532,353
Parker-Hannifin Corp.	1,216	374,710
Trane Technologies PLC	1,987	370,377

		1,277,440

Drug Delivery Systems — 0.1%
DexCom, Inc.†	1,742	643,477

E-Commerce/Products — 10.9%
Amazon.com, Inc.†	42,887	138,227,803
eBay, Inc.	11,708	712,783
Etsy, Inc.†	2,283	376,079
Sea, Ltd. ADR†	66,127	16,746,001

		156,062,666

E-Commerce/Services — 2.6%
Booking Holdings, Inc.†	282	665,957
Expedia Group, Inc.†	902	159,609
Match Group, Inc.†	118,658	17,013,184
MercadoLibre, Inc.†	14,466	19,654,520

		37,493,270

Security Description	Shares	Value (Note 2)

E-Services/Consulting — 0.0%
CDW Corp.	1,124	$185,932

Electric Products - Misc. — 0.1%
AMETEK, Inc.	2,046	276,415
Emerson Electric Co.	4,348	416,060

		692,475

Electric - Integrated — 0.1%
AES Corp.	4,598	116,835
NextEra Energy, Inc.	15,265	1,117,703

		1,234,538

Electronic Components - Misc. — 0.0%
Garmin, Ltd.	1,515	215,494

Electronic Components - Semiconductors — 4.0%
Advanced Micro Devices, Inc.†	21,949	1,757,676
Broadcom, Inc.	5,028	2,374,875
IPG Photonics Corp.†	293	61,313
Marvell Technology, Inc.	521,872	25,206,418
Microchip Technology, Inc.	3,512	551,208
Monolithic Power Systems, Inc.	777	266,604
NVIDIA Corp.	36,074	23,440,164
Qorvo, Inc.†	2,052	374,942
Skyworks Solutions, Inc.	1,553	264,010
Texas Instruments, Inc.	8,834	1,676,870
Xilinx, Inc.	4,451	565,277

		56,539,357

Electronic Connectors — 0.1%
Amphenol Corp., Class A	6,728	452,525
TE Connectivity, Ltd.	2,278	309,079

		761,604

Electronic Forms — 1.9%
Adobe, Inc.†	53,813	27,152,964

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	3,974	548,929
Keysight Technologies, Inc.†	1,921	273,512
Trimble, Inc.†	4,546	353,633

		1,176,074

Electronic Security Devices — 0.0%
Allegion PLC	690	96,931

Energy - Alternate Sources — 0.0%
Enphase Energy, Inc.†	2,337	334,308

Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	1,461	207,579

Enterprise Software/Service — 0.4%
Oracle Corp.	18,478	1,454,958
Paycom Software, Inc.†	889	293,014
salesforce.com, Inc.†	16,623	3,957,936
Tyler Technologies, Inc.†	735	296,323

		6,002,231

Entertainment Software — 0.1%
Activision Blizzard, Inc.	8,280	805,230
Electronic Arts, Inc.	2,813	402,062
Take-Two Interactive Software, Inc.†	2,086	387,078

		1,594,370

Finance - Credit Card — 6.6%
Mastercard, Inc., Class A	128,880	46,471,550
Visa, Inc., Class A	212,365	48,270,565

		94,742,115

93

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Other Services — 0.1%
Cboe Global Markets, Inc.	990	$110,187
Intercontinental Exchange, Inc.	5,494	620,163
Nasdaq, Inc.	1,358	227,410

		957,760

Food - Confectionery — 0.0%
Hershey Co.	1,088	188,278

Food - Misc./Diversified — 0.0%
Lamb Weston Holdings, Inc.	981	80,923
McCormick & Co., Inc.	1,984	176,695

		257,618

Gold Mining — 0.0%
Newmont Corp.	7,973	585,856

Hotels/Motels — 0.0%
Hilton Worldwide Holdings, Inc.†	1,860	233,002

Independent Power Producers — 0.0%
NRG Energy, Inc.	2,615	84,072

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,178	310,662

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	1,844	552,573
Linde PLC	5,493	1,651,196

		2,203,769

Instruments - Controls — 0.0%
Mettler-Toledo International, Inc.†	424	551,603

Instruments - Scientific — 0.0%
Waters Corp.†	619	199,473

Insurance Brokers — 0.1%
Aon PLC, Class A	2,128	539,171
Arthur J. Gallagher & Co.	1,596	233,990
Marsh & McLennan Cos., Inc.	4,511	624,097

		1,397,258

Insurance - Property/Casualty — 0.1%
Progressive Corp.	6,790	672,753

Internet Application Software — 2.1%
Shopify, Inc., Class A†	9,044	11,240,516
Wix.com, Ltd.†	72,180	18,756,695

		29,997,211

Internet Content - Entertainment — 7.5%
Facebook, Inc., Class A†	177,823	58,455,755
Netflix, Inc.†	50,713	25,499,004
Snap, Inc., Class A†	356,385	22,138,636
Twitter, Inc.†	14,457	838,506

		106,931,901

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	492	91,232

Investment Management/Advisor Services — 0.1%
BlackRock, Inc.	1,800	1,578,672
T. Rowe Price Group, Inc.	2,477	473,974

		2,052,646

Machinery - Construction & Mining — 0.1%
Caterpillar, Inc.	4,642	1,119,093

Machinery - Farming — 0.1%
Deere & Co.	4,258	1,537,564

Security Description	Shares	Value (Note 2)

Machinery - General Industrial — 1.1%
Chart Industries, Inc.†	102,414	$14,946,299
IDEX Corp.	618	137,604
Otis Worldwide Corp.	3,840	300,787

		15,384,690

Machinery - Pumps — 0.0%
Xylem, Inc.	1,503	177,534

Medical Information Systems — 0.0%
Cerner Corp.	2,385	186,626

Medical Instruments — 0.1%
Edwards Lifesciences Corp.†	6,448	618,363
Intuitive Surgical, Inc.†	1,492	1,256,533

		1,874,896

Medical Labs & Testing Services — 1.9%
Catalent, Inc.†	3,083	323,191
Charles River Laboratories International, Inc.†#	901	304,529
IQVIA Holdings, Inc.†	2,218	532,675
Lonza Group AG	40,574	26,117,116

		27,277,511

Medical Products — 0.3%
Abbott Laboratories	18,932	2,208,418
ABIOMED, Inc.†	820	233,356
Cooper Cos., Inc.	365	143,609
Hologic, Inc.†	3,360	211,882
STERIS PLC	882	168,339
Stryker Corp.	2,905	741,559
West Pharmaceutical Services, Inc.	1,342	466,358

		4,173,521

Medical - Biomedical/Gene — 0.4%
Alexion Pharmaceuticals, Inc.†	2,907	513,231
Amgen, Inc.	5,231	1,244,664
Bio-Rad Laboratories, Inc., Class A†	391	235,527
Biogen, Inc.†	1,462	391,056
Illumina, Inc.†	1,321	535,850
Incyte Corp.†	2,132	178,619
Regeneron Pharmaceuticals, Inc.†	1,907	958,134
Vertex Pharmaceuticals, Inc.†	4,709	982,439

		5,039,520

Medical - Drugs — 3.0%
AbbVie, Inc.	23,669	2,679,331
AstraZeneca PLC ADR#	209,200	11,876,284
Bristol-Myers Squibb Co.	21,102	1,386,823
Eli Lilly & Co.	8,789	1,755,515
Johnson & Johnson	19,046	3,223,536
Merck & Co., Inc.	21,999	1,669,504
Zoetis, Inc.	110,999	19,611,303

		42,202,296

Medical - HMO — 1.2%
Humana, Inc.	31,924	13,973,135
UnitedHealth Group, Inc.	8,904	3,667,735

		17,640,870

Metal - Copper — 0.1%
Freeport-McMoRan, Inc.	16,379	699,711

Networking Products — 0.0%
Arista Networks, Inc.†	996	338,022

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc.	2,750	386,870

94

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Office Automation & Equipment — 0.0%
Zebra Technologies Corp., Class A†	707	$351,414

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	632	139,375

Oil Companies - Exploration & Production — 0.0%
Hess Corp.	2,623	219,860

Power Converter/Supply Equipment — 0.0%
Generac Holdings, Inc.†	1,139	374,412

Racetracks — 0.0%
Penn National Gaming, Inc.†#	1,615	132,382

Real Estate Investment Trusts — 0.3%
American Tower Corp.	4,192	1,070,888
Crown Castle International Corp.	4,688	888,376
Duke Realty Corp.	2,776	128,973
Equinix, Inc.	938	691,043
Extra Space Storage, Inc.	1,147	171,832
Public Storage	1,185	334,739
SBA Communications Corp.	1,287	383,681

		3,669,532

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	1,308	436,820

Respiratory Products — 0.0%
ResMed, Inc.	2,636	542,621

Retail - Apparel/Shoe — 0.0%
L Brands, Inc.	2,369	165,522

Retail - Auto Parts — 0.1%
AutoZone, Inc.†	225	316,485
O’Reilly Automotive, Inc.†	864	462,344

		778,829

Retail - Building Products — 0.4%
Home Depot, Inc.	14,040	4,477,496
Lowe’s Cos., Inc.	9,400	1,831,402

		6,308,898

Retail - Consumer Electronics — 0.0%
Best Buy Co., Inc.	2,087	242,593

Retail - Discount — 1.3%
Costco Wholesale Corp.	4,249	1,607,269
Dollar General Corp.	4,438	900,736
Dollar Tree, Inc.†	145,721	14,207,798
Target Corp.	5,988	1,358,797

		18,074,600

Retail - Gardening Products — 0.0%
Tractor Supply Co.	2,106	382,660

Retail - Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	520	179,587

Retail - Restaurants — 0.3%
Chipotle Mexican Grill, Inc.†	510	699,710
Domino’s Pizza, Inc.	702	299,662
McDonald’s Corp.	5,402	1,263,474
Starbucks Corp.	12,368	1,408,468
Yum! Brands, Inc.	2,337	280,370

		3,951,684

Semiconductor Components - Integrated Circuits — 2.4%
Analog Devices, Inc.	189,297	31,158,286
Maxim Integrated Products, Inc.	2,913	297,155
NXP Semiconductors NV	261	55,181
QUALCOMM, Inc.	20,576	2,768,295

		34,278,917

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Equipment — 2.8%
Applied Materials, Inc.	16,621	$2,295,859
ASML Holding NV (NASDAQ)	50,499	34,110,559
KLA Corp.	2,790	884,123
Lam Research Corp.	2,588	1,681,812
Teradyne, Inc.	3,019	399,565

		39,371,918

Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	2,974	254,961

Telecom Equipment - Fiber Optics — 0.0%
Corning, Inc.	6,541	285,384

Textile - Apparel — 0.8%
LVMH Moet Hennessy Louis Vuitton SE	14,105	11,214,621

Transport - Rail — 0.2%
CSX Corp.	7,182	719,062
Kansas City Southern	840	250,051
Norfolk Southern Corp.	2,054	576,969
Union Pacific Corp.	5,824	1,308,827

		2,854,909

Transport - Services — 0.2%
Expeditors International of Washington, Inc.	1,994	250,626
FedEx Corp.	2,827	889,968
United Parcel Service, Inc., Class B	9,123	1,957,796

		3,098,390

Transport - Truck — 0.0%
JB Hunt Transport Services, Inc.	892	153,014
Old Dominion Freight Line, Inc.	1,736	460,821

		613,835

Water — 0.0%
American Water Works Co., Inc.	1,643	254,698

Web Hosting/Design — 0.0%
VeriSign, Inc.†	757	166,479

Web Portals/ISP — 4.7%
Alphabet, Inc., Class A†	23,113	54,473,874
Alphabet, Inc., Class C†	5,221	12,590,755

		67,064,629

Wireless Equipment — 0.0%
Motorola Solutions, Inc.	1,378	282,917

Total Common Stocks
(cost $934,949,060)		1,420,594,620

CONVERTIBLE PREFERRED SECURITIES — 0.5%
Internet Application Software—0.5%
ByteDance, Ltd., Series E-1†(2)(3) (cost $5,436,961).	49,619	7,128,567

EXCHANGE - TRADED FUNDS — 0.2%
SPDR Portfolio S&P 500 Growth ETF# (cost $1,644,783)	30,064	1,795,723

Total Long - Term Investment Securities
(cost $942,030,804)		1,429,518,910

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(1)(5)	7,148,311	7,148,311

U.S. Government Treasuries — 0.0%
United States Treasury Bills Disc, Notes 0.12% due 11/04/2021(4)	$100,000	99,991

Total Short-Term Investment Securities
(cost $7,248,261)		7,248,302

95

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 05/28/2021, to be repurchased 06/01/2021 in the amount of $1,597,000 and collateralized by $1,519,000 of United States Treasury Notes, bearing interest at 2.63% due 12/31/2023 and having an approximate value of 1,629,053 (cost $1,597,000)	$1,597,000	$1,597,000

TOTAL INVESTMENTS
(cost $950,876,065)(6)	100.6%	1,438,364,212
Liabilities in excess of other assets	(0.6)	(8,036,873)

NET ASSETS	100.0%	$1,430,327,339

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2021, the aggregate value of these securities was $18,515,750 representing 1.3% of net assets.

(1)

At May 31, 2021, the Fund had loaned securities with a total value of $18,904,953. This was secured by collateral of $7,148,311, which was received in cash and subsequently invested in short-term investments currently valued at $7,148,311 as reported in the Portfolio of Investments. Additional collateral of $12,400,527 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 10/25/2050	$23,212
Federal National Mtg. Assoc.	1.24% to 3.50%	07/25/2030 to 09/01/2050	90,196
Government National Mtg. Assoc.	1.00% to 2.70%	12/20/2050 to 05/16/2053	17,226
United States Treasury Bills	0.00%	07/15/2021 to 08/05/2021	874,255
United States Treasury Notes/Bonds	0.13% to 8.13%	06/30/2021 to 02/15/2051	11,395,638
(2)	Securities classified as Level 3 (see Note 2).
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2021, the Fund held the following restricted securities:

Restricted Table
Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ByteDance, Ltd., Series E-1	12/10/2020	49,619	$5,439,961	$7,128,567	$143.67	0.50%

(4)	The security or a portion thereof was pledge as collateral to cover margin requirements for open futures contracts.
(5)	The rate shown is the 7-day yield as of May 31, 2021.
(6)	See Note 5 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange-Traded Funds

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 E-Mini Index	June 2021	$790,437	$840,480	$50,043

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

96

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

97

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,420,594,620	$—	$—	$1,420,594,620
Convertible Preferred Securities	—	—	7,128,567	7,128,567
Exchange-Traded Funds	1,795,723	—	—	1,795,723
Short-Term Investment Securities:
Registered Investment Companies	7,148,311	—	—	7,148,311
U.S Government Treasuries	—	99,991	—	99,991
Repurchase Agreements	—	1,597,000	—	1,597,000

Total Investments at Value	$1,429,538,654	$1,696,991	$7,128,567	$1,438,364,212

Other Financial Instruments:†
Futures Contracts	$50,043	$—	$—	$50,043

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

VALIC Company I High Yield Bond Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Pipelines	6.8%
Cable/Satellite TV	5.7
Oil Companies — Exploration & Production	5.1
Auto — Cars/Light Trucks	3.8
Repurchase Agreements	3.8
Containers — Metal/Glass	3.8
Cellular Telecom	3.5
Finance — Mortgage Loan/Banker	3.3
Medical — Hospitals	3.0
Retail — Restaurants	3.0
Medical — Drugs	2.5
Building — Residential/Commercial	2.4
Finance — Consumer Loans	2.3
Telecom Services	2.3
Rental Auto/Equipment	2.0
Auto/Truck Parts & Equipment — Original	1.9
Casino Hotels	1.7
Real Estate Investment Trusts	1.6
Insurance — Multi-line	1.6
Food — Misc./Diversified	1.5
Computer Services	1.5
Retail — Building Products	1.5
Distribution/Wholesale	1.4
Metal — Aluminum	1.4
Aerospace/Defense — Equipment	1.3
Theaters	1.2
Applications Software	1.2
Office Automation & Equipment	1.1
Television	1.1
Gambling (Non-Hotel)	1.1
Containers — Paper/Plastic	1.1
Cruise Lines	1.0
Retail — Office Supplies	0.9
Racetracks	0.9
Chemicals — Specialty	0.7
Building & Construction Products — Misc.	0.7
Medical Labs & Testing Services	0.7
Enterprise Software/Service	0.7
Casino Services	0.7
Retail — Automobile	0.7
Retail — Regional Department Stores	0.7
Gas — Distribution	0.7
Diversified Banking Institutions	0.7
Protection/Safety	0.7
Electronic Parts Distribution	0.6
Registered Investment Companies	0.6
Financial Guarantee Insurance	0.6
Retail — Arts & Crafts	0.6
Transport — Equipment & Leasing	0.5
Golf	0.5
Finance — Auto Loans	0.5
Internet Content — Information/News	0.5
Retail — Pet Food & Supplies	0.5
Machinery — General Industrial	0.5
Toys	0.5
Retail — Pawn Shops	0.5
Data Processing/Management	0.4
Diagnostic Equipment	0.4
Broadcast Services/Program	0.4
Retail — Apparel/Shoe	0.4
Oil Refining & Marketing	0.4
Building — Mobile Home/Manufactured Housing	0.4
Independent Power Producers	0.4
Interior Design/Architecture	0.4
Advertising Sales	0.4
E-Commerce/Services	0.4
Medical Products	0.3
Hazardous Waste Disposal	0.3
Apparel Manufacturers	0.3

Medical Information Systems	0.3
Web Hosting/Design	0.3
Building — Heavy Construction	0.3
Commercial Services	0.3
Airlines	0.3
Food — Catering	0.3
Insurance Brokers	0.3
Medical — Generic Drugs	0.3
Electronic Components — Misc.	0.3
Funeral Services & Related Items	0.3
Internet Gambling	0.2
Transactional Software	0.2
Steel Pipe & Tube	0.2
Oil & Gas Drilling	0.2
Medical Instruments	0.2
Investment Companies	0.2
Insurance — Property/Casualty	0.2
Building & Construction — Misc.	0.1

101.1%

Credit Quality†#

Baa	1.2%
Ba	42.3
B	37.9
Caa	14.8
C	0.2
Not Rated@	3.6

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

98

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Principal Amount(12)	Value (Note 2)

U.S. CONVERTIBLE BONDS & NOTES — 1.9%
Airlines — 0.2%
JetBlue Airways Corp. Senior Notes 0.50% due 04/01/2026*	$924,000	$1,006,698

Auto - Cars/Light Trucks — 0.4%
Ford Motor Co. Senior Notes zero coupon due 03/15/2026*	2,377,000	2,613,565

Internet Gambling — 0.2%
DraftKings, Inc. Senior Notes zero coupon due 03/15/2028*	1,578,000	1,435,980

Machinery - General Industrial — 0.3%
Middleby Corp. Senior Notes 1.00% due 09/01/2025*	1,217,000	1,694,064

Medical Instruments — 0.2%
NuVasive, Inc. Senior Bonds 0.38% due 03/15/2025	1,185,000	1,175,372

Oil Companies - Exploration & Production — 0.3%
Pioneer Natural Resources Co. Senior Notes 0.25% due 05/15/2025	1,125,000	1,707,750

Real Estate Investment Trusts — 0.1%
Pebblebrook Hotel Trust Senior Notes 1.75% due 12/15/2026	750,000	825,000

Retail - Restaurants — 0.2%
Shake Shack, Inc. Senior Notes zero coupon due 03/01/2028*	1,016,000	926,723

Total U.S. CONVERTIBLE BONDS & NOTES
(cost $10,329,214)		11,385,152

U.S. CORPORATE BONDS & NOTES — 77.5%
Advertising Sales — 0.4%
Lamar Media Corp. Company Guar. Notes 3.75% due 02/15/2028	2,210,000	2,223,813

Aerospace/Defense - Equipment — 1.3%
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	2,330,000	2,429,025
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	4,210,000	4,441,550
TransDigm, Inc. Senior Sec. Notes 8.00% due 12/15/2025*	845,000	913,200

		7,783,775

Airlines — 0.1%
United Airlines, Inc. Senior Sec. Notes 4.38% due 04/15/2026*	735,000	761,644

Apparel Manufacturers — 0.3%
PVH Corp. Senior Notes 4.63% due 07/10/2025	1,720,000	1,931,376

Security Description	Principal Amount(12)	Value (Note 2)

Applications Software — 1.2%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	$1,620,000	$1,747,753
PTC, Inc. Company Guar. Notes 3.63% due 02/15/2025*	355,000	365,206
PTC, Inc. Company Guar. Notes 4.00% due 02/15/2028*	390,000	398,721
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	4,215,000	4,462,758

		6,974,438

Auto - Cars/Light Trucks — 3.4%
Ford Motor Co. Senior Notes 8.50% due 04/21/2023	2,395,000	2,673,419
Ford Motor Credit Co. LLC Senior Notes 3.09% due 01/09/2023	1,885,000	1,920,344
Ford Motor Credit Co. LLC Senior Notes 3.34% due 03/28/2022	470,000	476,463
Ford Motor Credit Co. LLC Senior Notes 3.35% due 11/01/2022	1,015,000	1,037,837
Ford Motor Credit Co. LLC Senior Notes 3.37% due 11/17/2023	2,165,000	2,233,836
Ford Motor Credit Co. LLC Senior Notes 4.06% due 11/01/2024	1,514,000	1,600,631
Ford Motor Credit Co. LLC Senior Notes 4.54% due 08/01/2026	5,240,000	5,643,008
Ford Motor Credit Co. LLC Senior Notes 5.13% due 06/16/2025	2,475,000	2,708,578
Ford Motor Credit Co. LLC Senior Notes 5.58% due 03/18/2024	1,901,000	2,075,721

		20,369,837

Auto/Truck Parts & Equipment - Original — 0.4%
Meritor, Inc. Company Guar. Notes 4.50% due 12/15/2028*	2,375,000	2,380,937

Broadcast Services/Program — 0.4%
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 07/15/2027*	2,450,000	2,590,875

Building & Construction Products - Misc. — 0.7%
Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	2,345,000	2,441,989
CP Atlas Buyer, Inc. Senior Notes 7.00% due 12/01/2028*	840,000	868,686
Victors Merger Corp. Senior Notes 6.38% due 05/15/2029*	1,170,000	1,161,366

		4,472,041

99

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Building & Construction - Misc. — 0.1%
TopBuild Corp. Company Guar. Notes 3.63% due 03/15/2029*	$295,000	$290,944

Building - Mobile Home/Manufactured Housing — 0.4%
Williams Scotsman International, Inc. Senior Sec. Notes 4.63% due 08/15/2028*	2,290,000	2,350,983

Building - Residential/Commercial — 2.1%
Adams Homes, Inc. Company Guar. Notes 7.50% due 02/15/2025*	455,000	477,750
Ashton Woods USA LLC/Ashton Woods Finance Co. Senior Notes 6.63% due 01/15/2028*	2,000,000	2,140,000
KB Home Company Guar. Notes 4.80% due 11/15/2029	755,000	809,307
M/I Homes, Inc. Company Guar. Notes 4.95% due 02/01/2028	1,145,000	1,202,250
M/I Homes, Inc. Company Guar. Notes 5.63% due 08/01/2025	1,750,000	1,806,875
STL Holding Co. LLC Senior Notes 7.50% due 02/15/2026*	1,840,000	1,918,200
Taylor Morrison Communities, Inc. Senior Notes 5.13% due 08/01/2030*	430,000	460,100
Taylor Morrison Communities, Inc. Company Guar. Notes 5.75% due 01/15/2028*	3,460,000	3,827,625

		12,642,107

Cable/Satellite TV — 4.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	3,695,000	3,687,610
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	1,605,000	1,635,543
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 05/01/2032	1,240,000	1,250,974
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	3,033,000	3,136,122
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	1,900,000	2,059,125
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	825,000	866,250
CSC Holdings LLC Company Guar. Notes 6.50% due 02/01/2029*	5,800,000	6,344,968
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	2,345,000	2,435,869
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	1,800,000	1,872,000
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	1,120,000	1,192,800

Security Description	Principal Amount(12)	Value (Note 2)

Cable/Satellite TV (continued)
DISH DBS Corp. Company Guar. Notes 7.38% due 07/01/2028	$1,350,000	$1,446,187
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	990,000	1,124,591

		27,052,039

Casino Hotels — 1.7%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	3,735,000	3,859,002
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	2,280,000	2,234,400
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	2,560,000	2,729,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	1,290,000	1,364,175

		10,187,177

Casino Services — 0.7%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	2,490,000	2,626,950
Caesars Entertainment, Inc. Senior Notes 8.13% due 07/01/2027*	1,390,000	1,542,803

		4,169,753

Cellular Telecom — 2.7%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	4,114,000	4,741,385
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	1,425,000	1,684,877
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	2,025,000	2,294,548
T-Mobile USA, Inc. Company Guar. Notes 2.25% due 02/15/2026	1,110,000	1,119,379
T-Mobile USA, Inc. Company Guar. Notes 2.25% due 02/15/2026*	2,255,000	2,274,055
T-Mobile USA, Inc. Company Guar. Notes 2.63% due 04/15/2026	3,825,000	3,893,047

		16,007,291

Commercial Services — 0.3%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 4.50% due 07/15/2029*	1,790,000	1,792,596

Commercial Services - Finance — 0.0%
Cardtronics, Inc./Cardtronics USA, Inc. Company Guar. Notes 5.50% due 05/01/2025*	260,000	267,150

Computer Services — 1.5%
Presidio Holdings, Inc. Senior Sec. Notes 4.88% due 02/01/2027*	3,231,000	3,319,853

100

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Computer Services (continued)
Presidio Holdings, Inc. Company Guar. Notes 8.25% due 02/01/2028*	$1,340,000	$1,461,444
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	4,205,000	4,281,110

		9,062,407

Containers - Metal/Glass — 1.5%
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	1,525,000	1,500,219
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	3,090,000	3,290,850
Silgan Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2028	EUR 3,400,000	4,162,548

		8,953,617

Containers - Paper/Plastic — 1.1%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	1,835,000	1,942,806
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	3,020,000	3,041,623
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	1,340,000	1,392,823

		6,377,252

Diagnostic Equipment — 0.4%
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	2,505,000	2,607,229

Distribution/Wholesale — 1.4%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	1,225,000	1,251,583
Core & Main Holdings LP Senior Notes 8.63% due 09/15/2024*(1)	1,910,000	1,944,838
G-III Apparel Group, Ltd. Senior Sec. Notes 7.88% due 08/15/2025*	1,780,000	1,942,941
IAA Spinco, Inc. Senior Notes 5.50% due 06/15/2027*	1,200,000	1,261,164
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	1,765,000	1,841,213

		8,241,739

E-Commerce/Services — 0.4%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 3.50% due 03/01/2029*	2,230,000	2,149,229

Electronic Parts Distribution — 0.6%
Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*	3,785,000	3,822,888

Security Description	Principal Amount(12)	Value (Note 2)

Enterprise Software/Service — 0.4%
BY Crown Parent LLC/BY Bond Finance, Inc. Senior Sec. Notes 4.25% due 01/31/2026*	$825,000	$862,009
Open Text Holdings, Inc. Company Guar. Notes 4.13% due 02/15/2030*	1,525,000	1,530,719

		2,392,728

Finance - Auto Loans — 0.5%
Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	1,470,000	1,521,450
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	1,565,000	1,654,499

		3,175,949

Finance - Consumer Loans — 1.8%
Navient Corp. Senior Notes 6.50% due 06/15/2022	2,029,000	2,122,841
OneMain Finance Corp. Company Guar. Notes 4.00% due 09/15/2030	1,525,000	1,475,743
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	4,135,000	4,398,606
Springleaf Finance Corp. Company Guar. Notes 6.13% due 03/15/2024	485,000	522,588
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,505,000	1,700,650
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	475,000	552,781

		10,773,209

Finance - Mortgage Loan/Banker — 3.3%
Genworth Mtg. Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	2,935,000	3,184,475
Home Point Capital, Inc. Company Guar. Notes 5.00% due 02/01/2026*	2,835,000	2,733,223
LD Holdings Group LLC Company Guar. Notes 6.13% due 04/01/2028*	1,605,000	1,584,938
LD Holdings Group LLC Company Guar. Notes 6.50% due 11/01/2025*	2,570,000	2,658,665
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 5.13% due 12/15/2030*	1,580,000	1,524,700
PennyMac Financial Services, Inc. Company Guar. Notes 4.25% due 02/15/2029*	1,360,000	1,319,200
PennyMac Financial Services, Inc. Company Guar. Notes 5.38% due 10/15/2025*	2,825,000	2,966,250
United Wholesale Mtg. LLC Senior Notes 5.50% due 04/15/2029*	3,915,000	3,866,062

		19,837,513

101

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Financial Guarantee Insurance — 0.6%
MGIC Investment Corp. Senior Notes 5.25% due 08/15/2028	$2,310,000	$2,443,518
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	975,000	1,116,375

		3,559,893

Food - Catering — 0.3%
Aramark Services, Inc. Company Guar. Notes 5.00% due 04/01/2025*	765,000	784,125
Aramark Services, Inc. Company Guar. Notes 5.00% due 02/01/2028*#	855,000	882,520

		1,666,645

Food - Misc./Diversified — 1.5%
B&G Foods, Inc. Company Guar. Notes 5.25% due 09/15/2027	3,140,000	3,242,050
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	2,974,000	3,141,882
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	1,440,000	1,505,016
TreeHouse Foods, Inc. Company Guar. Notes 4.00% due 09/01/2028	1,184,000	1,177,382

		9,066,330

Funeral Services & Related Items — 0.3%
Service Corp. International Senior Notes 4.63% due 12/15/2027	735,000	775,425
Service Corp. International Senior Notes 5.13% due 06/01/2029	725,000	784,740

		1,560,165

Gambling (Non-Hotel) — 1.1%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	2,880,000	2,902,378
Caesars Resort Collection LLC/CRC Finco, Inc. Senior Sec. Notes 5.75% due 07/01/2025*	640,000	671,168
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	2,695,000	2,812,906

		6,386,452

Gas - Distribution — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	751,000	825,161
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	5,000	5,503
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	2,904,000	3,237,089

		4,067,753

Security Description	Principal Amount(12)	Value (Note 2)

Golf — 0.5%
MajorDrive Holdings IV LLC Senior Notes 6.38% due 06/01/2029*	$3,270,000	$3,241,878

Hazardous Waste Disposal — 0.3%
Stericycle, Inc. Company Guar. Notes 5.38% due 07/15/2024*	1,925,000	1,983,982

Independent Power Producers — 0.4%
Clearway Energy Operating LLC Company Guar. Notes 3.75% due 02/15/2031*	1,005,000	972,338
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	1,310,000	1,354,212

		2,326,550

Insurance - Multi-line — 1.6%
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	4,130,000	4,212,600
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 10.13% due 08/01/2026*	1,890,000	2,126,250
Genworth Holdings, Inc. Company Guar. Notes 4.80% due 02/15/2024	260,000	252,200
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	1,215,000	1,200,732
Genworth Holdings, Inc. Company Guar. Notes 6.50% due 06/15/2034#	1,120,000	1,097,600
Genworth Holdings, Inc. Company Guar. Notes 7.63% due 09/24/2021#	539,000	541,695

		9,431,077

Insurance - Property/Casualty — 0.2%
AssuredPartners, Inc. Senior Notes 5.63% due 01/15/2029*	1,015,000	1,007,388

Interior Design/Architecture — 0.4%
Signal Parent, Inc. Senior Notes 6.13% due 04/01/2029*	2,330,000	2,274,033

Internet Content - Information/News — 0.5%
Arches Buyer, Inc. Senior Sec. Notes 4.25% due 06/01/2028*	875,000	859,687
Arches Buyer, Inc. Senior Notes 6.13% due 12/01/2028*	2,120,000	2,167,700

		3,027,387

Investment Companies — 0.2%
Compass Group Diversified Holdings LLC Company Guar. Notes 5.25% due 04/15/2029*	1,075,000	1,109,185

Machinery - General Industrial — 0.2%
Vertical US Newco, Inc. Senior Sec. Notes 5.25% due 07/15/2027*	1,195,000	1,242,800

102

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount(12)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical Information Systems — 0.3%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Company Guar. Notes 5.75% due 03/01/2025*		$1,890,000	$1,921,185

Medical Labs & Testing Services — 0.7%
Catalent Pharma Solutions, Inc. Company Guar. Notes 3.13% due 02/15/2029*		575,000	553,322
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*		545,000	568,435
IQVIA, Inc. Company Guar. Notes 2.25% due 01/15/2028*	EUR	1,120,000	1,372,613
IQVIA, Inc. Company Guar. Notes 5.00% due 05/15/2027*		1,840,000	1,926,664

			4,421,034

Medical Products — 0.3%
Hill-Rom Holdings, Inc. Company Guar. Notes 4.38% due 09/15/2027*		1,965,000	2,038,688

Medical - Drugs — 0.4%
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*		20,000	21,425
Prestige Brands, Inc. Company Guar. Notes 5.13% due 01/15/2028*		2,400,000	2,507,507

			2,528,932

Medical - Generic Drugs — 0.3%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*		1,585,000	1,616,700

Medical - Hospitals — 3.0%
CHS/Community Health Systems, Inc. Senior Sec. Notes 4.75% due 02/15/2031*		1,185,000	1,163,540
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*		635,000	665,162
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*		3,695,000	3,888,987
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025		5,870,000	6,567,062
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026		3,520,000	3,982,000
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028		105,000	122,063
HCA, Inc. Company Guar. Notes 5.88% due 02/01/2029		265,000	311,044
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095		1,020,000	1,397,594

			18,097,452

Security Description	Principal Amount(12)	Value (Note 2)

Metal - Aluminum — 0.7%
Novelis Corp. Company Guar. Notes 4.75% due 01/30/2030*	$1,230,000	$1,291,500
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	2,540,000	2,648,712

		3,940,212

Office Automation & Equipment — 1.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	855,000	893,903
Xerox Corp. Senior Notes 4.38% due 03/15/2023	4,060,000	4,216,594
Xerox Holdings Corp. Company Guar. Notes 5.00% due 08/15/2025*	1,490,000	1,566,362

		6,676,859

Oil Companies - Exploration & Production — 4.8%
Apache Corp. Senior Notes 4.38% due 10/15/2028	1,700,000	1,743,911
Apache Corp. Senior Notes 4.63% due 11/15/2025	2,030,000	2,154,297
Apache Corp. Senior Notes 4.75% due 04/15/2043	918,000	907,507
Apache Corp. Senior Notes 5.10% due 09/01/2040	1,087,000	1,121,751
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	2,300,000	2,495,500
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	1,050,000	1,138,946
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	990,000	1,161,795
EQT Corp. Senior Notes 3.13% due 05/15/2026*	925,000	941,206
EQT Corp. Senior Notes 3.90% due 10/01/2027	1,740,000	1,858,146
Occidental Petroleum Corp. Senior Notes 2.90% due 08/15/2024	2,120,000	2,114,700
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	1,745,000	1,649,025
Occidental Petroleum Corp. Senior Notes 3.20% due 08/15/2026	465,000	448,144
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	85,000	82,875
Occidental Petroleum Corp. Senior Notes 4.20% due 03/15/2048	7,570,000	6,216,976
Occidental Petroleum Corp. Senior Notes 5.50% due 12/01/2025	1,380,000	1,483,500

103

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031#	$545,000	$604,487
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	288,000	320,279
Ovintiv Exploration, Inc. Company Guar. Notes 5.63% due 07/01/2024	1,320,000	1,468,652
Range Resources Corp. Company Guar. Notes 8.25% due 01/15/2029*	735,000	819,525

		28,731,222

Oil Refining & Marketing — 0.4%
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028	375,000	393,750
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 6.00% due 04/15/2027	1,900,000	1,985,500

		2,379,250

Pipelines — 6.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	3,005,000	3,090,462
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	1,791,000	1,817,865
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	945,000	974,531
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	960,000	960,000
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	1,379,000	1,458,292
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028*	1,695,000	1,779,750
DCP Midstream Operating LP Company Guar. Notes 5.38% due 07/15/2025	5,105,000	5,592,017
DT Midstream, Inc. Senior Notes 4.13% due 06/15/2029*	725,000	728,625
EnLink Midstream LLC Company Guar. Notes 5.63% due 01/15/2028*	2,445,000	2,545,123
EQM Midstream Partners LP Senior Notes 4.50% due 01/15/2029*	1,415,000	1,415,000
EQM Midstream Partners LP Senior Notes 4.75% due 01/15/2031*	1,085,000	1,091,781
EQM Midstream Partners LP Senior Notes 6.00% due 07/01/2025*	1,225,000	1,326,063
EQM Midstream Partners LP Senior Notes 6.50% due 07/01/2027*	685,000	752,918

Security Description	Principal Amount(12)	Value (Note 2)

Pipelines (continued)
EQM Midstream Partners LP Senior Notes 6.50% due 07/15/2048	$1,035,000	$1,098,860
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 6.00% due 03/01/2027*	2,800,000	2,865,086
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*	1,570,000	1,640,650
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	3,385,000	3,668,494
Western Midstream Operating LP Senior Notes 4.35% due 02/01/2025	1,200,000	1,251,000
Western Midstream Operating LP Senior Notes 5.30% due 02/01/2030	4,725,000	5,209,312
Western Midstream Operating LP Senior Notes 6.50% due 02/01/2050	1,375,000	1,529,687

		40,795,516

Protection/Safety — 0.7%
APX Group, Inc. Senior Sec. Notes 6.75% due 02/15/2027*	540,000	572,400
APX Group, Inc. Company Guar. Notes 7.63% due 09/01/2023	3,215,000	3,311,450

		3,883,850

Racetracks — 0.9%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	4,530,000	4,701,551
Speedway Motorsports LLC/Speedway Funding II, Inc. Senior Notes 4.88% due 11/01/2027*	758,000	754,210

		5,455,761

Real Estate Investment Trusts — 1.5%
FelCor Lodging LP Company Guar. Notes 6.00% due 06/01/2025	2,645,000	2,701,339
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	3,095,000	3,025,362
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 5.25% due 10/01/2025*	310,000	315,425
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.50% due 02/15/2025*	250,000	254,650
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.75% due 02/15/2027*	165,000	166,856
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.25% due 12/01/2026*	1,295,000	1,332,231

104

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.63% due 12/01/2029*	$1,085,000	$1,128,780

		8,924,643

Rental Auto/Equipment — 2.0%
Ashtead Capital, Inc. Company Guar. Notes 4.00% due 05/01/2028*	2,890,000	3,041,783
Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	3,230,000	3,403,613
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	4,165,000	4,399,489
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	1,025,000	1,067,076

		11,911,961

Retail - Apparel/Shoe — 0.4%
L Brands, Inc. Company Guar. Notes 5.25% due 02/01/2028	220,000	238,700
L Brands, Inc. Company Guar. Notes 6.63% due 10/01/2030*	2,045,000	2,337,435

		2,576,135

Retail - Arts & Crafts — 0.6%
Magic Mergeco, Inc. Senior Sec. Notes 5.25% due 05/01/2028*	2,160,000	2,187,000
Magic Mergeco, Inc. Senior Notes 7.88% due 05/01/2029*	1,145,000	1,167,900

		3,354,900

Retail - Automobile — 0.7%
Group 1 Automotive, Inc. Company Guar. Notes 4.00% due 08/15/2028*	980,000	986,125
Lithia Motors, Inc. Company Guar. Notes 4.63% due 12/15/2027*	2,985,000	3,144,250

		4,130,375

Retail - Building Products — 1.5%
LBM Acquisition LLC Company Guar. Notes 6.25% due 01/15/2029*	2,800,000	2,863,000
Specialty Building Products Holdings LLC Senior Sec. Notes 6.38% due 09/30/2026*	4,200,000	4,368,000
SRS Distribution, Inc. Senior Sec. Notes 4.63% due 07/01/2028*	1,650,000	1,665,180

		8,896,180

Retail - Office Supplies — 0.9%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	5,360,000	5,562,179

Security Description	Principal Amount(12)	Value (Note 2)

Retail - Pawn Shops — 0.5%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	$2,605,000	$2,696,175

Retail - Pet Food & Supplies — 0.5%
PetSmart, Inc./PetSmart Finance Corp. Senior Sec. Notes 4.75% due 02/15/2028*	1,395,000	1,444,662
PetSmart, Inc./PetSmart Finance Corp. Company Guar. Notes 7.75% due 02/15/2029*	1,365,000	1,501,718

		2,946,380

Retail - Regional Department Stores — 0.7%
Macy’s Retail Holdings LLC Company Guar. Notes 5.88% due 04/01/2029*#	1,410,000	1,501,932
Macy’s Retail Holdings, Inc. Company Guar. Notes 2.88% due 02/15/2023	56,000	56,350
Macy’s Retail Holdings, Inc. Company Guar. Notes 3.63% due 06/01/2024#	499,000	510,814
Macy’s Retail Holdings, Inc. Company Guar. Notes 4.30% due 02/15/2043	345,000	286,712
Macy’s Retail Holdings, Inc. Company Guar. Notes 4.50% due 12/15/2034	150,000	140,250
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.13% due 01/15/2042	75,000	69,187
NMG Holding Co., Inc./Neiman Marcus Group LLC Senior Sec. Notes 7.13% due 04/01/2026*	1,435,000	1,514,822

		4,080,067

Retail - Restaurants — 1.3%
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC Company Guar. Notes 5.13% due 04/15/2029*	1,180,000	1,209,500
CEC Entertainment LLC Senior Sec. Notes 6.75% due 05/01/2026*	1,325,000	1,338,224
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	1,830,000	1,919,121
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	2,225,000	2,283,406
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	770,000	823,530

		7,573,781

Steel Pipe & Tube — 0.2%
Advanced Drainage Systems, Inc. Company Guar. Notes 5.00% due 09/30/2027*	1,195,000	1,245,429

Telecom Services — 1.6%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	1,640,000	1,853,200

105

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount(12)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telecom Services (continued)
Frontier Communications Corp. Senior Sec. Notes 5.00% due 05/01/2028*		$1,450,000	$1,486,250
Frontier Communications Corp. Senior Sec. Notes 5.88% due 10/15/2027*		1,550,000	1,646,875
Frontier Communications Corp. Sec. Notes 6.75% due 05/01/2029*		2,570,000	2,682,566
Frontier Communications Holdings LLC Sec. Notes 5.88% due 11/01/2029		1,907,036	1,916,342

			9,585,233

Television — 0.6%
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*		3,635,000	3,753,137

Theaters — 0.4%
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023		1,522,000	1,523,522
Cinemark USA, Inc. Company Guar. Notes 5.88% due 03/15/2026*		1,105,000	1,145,056

			2,668,578

Toys — 0.5%
Mattel, Inc. Company Guar. Notes 3.38% due 04/01/2026*		920,000	955,650
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*		1,035,000	1,135,913
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*		619,000	651,491

			2,743,054

Transactional Software — 0.2%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*		1,430,000	1,406,763

Transport - Equipment & Leasing — 0.3%
DAE Funding LLC Company Guar. Notes 4.50% due 08/01/2022*		675,000	675,196
DAE Funding LLC Company Guar. Notes 5.00% due 08/01/2024*		1,345,000	1,380,037

			2,055,233

Web Hosting/Design — 0.3%
Endurance Acquisition Merger Sub Senior Notes 6.00% due 02/15/2029*		1,980,000	1,900,800

Total U.S. Corporate Bonds & Notes
(cost $441,236,043)			464,091,718

FOREIGN CORPORATE BONDS & NOTES — 14.0%
Auto/Truck Parts & Equipment - Original — 1.2%
Adient Global Holdings, Ltd. Company Guar. Notes 3.50% due 08/15/2024	EUR	2,360,000	2,960,445

Security Description	Principal Amount(12)		Value (Note 2)

Auto/Truck Parts & Equipment - Original (continued)
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*#		$2,580,000	$2,644,500
Clarios Global LP/Clarios US Finance Co. Company Guar. Notes 8.50% due 05/15/2027*		1,630,000	1,772,625

			7,377,570

Building - Residential/Commercial — 0.3%
Empire Communities Corp. Senior Notes 7.00% due 12/15/2025*		1,625,000	1,716,406

Cable/Satellite TV — 1.2%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*		220,000	218,321
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023		1,415,000	1,499,900
Virgin Media Secured Finance PLC Senior Sec. Notes 4.50% due 08/15/2030*		3,285,000	3,276,787
Ziggo BV Senior Sec. Notes 5.50% due 01/15/2027*		2,110,000	2,186,488

			7,181,496

Cellular Telecom — 0.8%
Altice France SA Senior Sec. Notes 5.50% due 01/15/2028*		525,000	537,070
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*		3,940,000	4,294,600

			4,831,670

Chemicals - Specialty — 0.6%
Diamond BC BV Company Guar. Notes 5.63% due 08/15/2025	EUR	3,045,000	3,792,131

Containers - Metal/Glass — 2.3%
ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027*(1)		3,775,000	3,940,345
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 4.13% due 08/15/2026*		1,325,000	1,356,469
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 5.25% due 04/30/2025*		1,115,000	1,169,356
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Notes 5.25% due 08/15/2027*		1,860,000	1,878,042
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*		363,000	373,963
OI European Group BV Company Guar. Notes 4.00% due 03/15/2023*		3,579,000	3,681,896
Trivium Packaging Finance BV Senior Sec. Notes 5.50% due 08/15/2026*		1,045,000	1,089,412

			13,489,483

106

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount(12)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cruise Lines — 1.0%
Carnival Corp. Senior Notes 7.63% due 03/01/2026	EUR	360,000	$485,712
Carnival Corp. Senior Notes 7.63% due 03/01/2026*		480,000	525,600
Carnival Corp. Senior Sec. Notes 11.50% due 04/01/2023*		4,415,000	5,049,656

			6,060,968

Electronic Components - Misc. — 0.3%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		1,435,000	1,594,644

Enterprise Software/Service — 0.3%
Open Text Corp. Company Guar. Notes 3.88% due 02/15/2028*		1,790,000	1,787,906

Finance - Consumer Loans — 0.5%
goeasy, Ltd. Company Guar. Notes 4.38% due 05/01/2026*		685,000	693,563
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*		2,300,000	2,377,625

			3,071,188

Medical - Drugs — 2.1%
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*		4,180,000	3,918,750
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 02/15/2029*		2,575,000	2,362,563
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*		2,835,000	2,894,535
Bausch Health Cos., Inc. Senior Sec. Notes 7.00% due 03/15/2024*		386,000	393,982
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*		2,480,000	2,542,000
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*		445,000	476,150

			12,587,980

Metal - Aluminum — 0.7%
Constellium NV Company Guar. Notes 5.88% due 02/15/2026*		3,240,000	3,326,378
Constellium SE Company Guar. Notes 3.75% due 04/15/2029*		415,000	403,069
Constellium SE Company Guar. Notes 5.63% due 06/15/2028*		250,000	265,000

			3,994,447

Oil & Gas Drilling — 0.2%
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038		2,415,000	1,243,001

Security Description	Principal Amount(12)		Value (Note 2)

Retail - Restaurants — 1.5%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.00% due 10/15/2030*		$2,360,000	$2,286,250
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.50% due 02/15/2029*		3,620,000	3,543,075
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*		3,115,000	3,126,683

			8,956,008

Telecom Services — 0.3%
Altice France Holding SA Senior Sec. Notes 8.00% due 05/15/2027*	EUR	1,230,000	1,613,875

Television — 0.5%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		2,720,000	2,822,000

Transport - Equipment & Leasing — 0.2%
Fly Leasing, Ltd. Senior Notes 5.25% due 10/15/2024		1,360,000	1,388,900

Total Foreign Corporate Bonds & Notes
(cost $80,579,105)			83,509,673

FOREIGN CONVERTIBLE BONDS & NOTES — 0.3%
Building - Heavy Construction — 0.3%
Cellnex Telecom SA Senior Notes 1.50% due 01/16/2026 (cost $1,415,323)	EUR	900,000	1,871,230

LOANS(2)(3)(4) — 1.9%
Auto/Truck Parts & Equipment - Original — 0.3%
Clarios Global LP FRS BTL-B 3.34% (1 ML+3.25%) due 04/30/2026		1,776,327	1,765,779

Chemicals - Specialty — 0.1%
Diamond BC BV FRS BTL 3.15% -3.19%(2 ML+3.00%) due 09/06/2024		836,888	832,834

Data Processing/Management — 0.4%
Dun & Bradstreet Corp. FRS BTL 3.34% (1 ML+3.25%) due 02/06/2026		2,618,774	2,610,357

Food - Misc./Diversified — 0.0%
Froneri US, Inc. FRS 2nd Lien 5.84% (1 ML+5.75%) due 01/31/2028		125,000	125,937

Insurance Brokers — 0.3%
HUB International, Ltd. FRS BTL-B 2.90% -2.93%(3 ML+2.75%) due 04/25/2025		1,662,975	1,645,999

107

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares/ Principal Amount(12)	Value (Note 2)

LOANS(2)(3)(4) (continued)
Theaters — 0.8%
Cineworld, Ltd. FRS BTL coupon TBD due 02/28/2025	$5,124,999	$4,432,325

Total Loans
(cost $11,442,853)		11,413,231

COMMON STOCKS — 0.4%
Coal — 0.0%
Foresight Energy LLC†(5)(6)	3,805	33,934

Telecom Services — 0.4%
Frontier Communications Parent, Inc.†	100,053	2,499,324

Total Common Stocks
(cost $2,698,985)		2,533,258

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Diversified Banking Institutions — 0.7%
Credit Suisse Group AG 6.25% due 12/18/2024(7) (cost $3,508,100)	$3,610,000	3,926,402

ESCROWS AND LITIGATION TRUSTS — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(5)(8)(9)	925,000	0
ION Media Networks, Inc.†(5)	616	7,408

Total Escrows And Litigation Trusts
(cost $925,000)		7,408

Total Long-Term Investment Securities
(cost $552,134,623)		578,738,072

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(10)(11) (cost $3,777,698)	3,777,698	3,777,698

REPURCHASE AGREEMENTS — 3.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 05/28/2021, to be repurchased 06/01/2021 in the amount of $22,454,000 and collateralized by $21,355,900 of United States Treasury Notes, bearing interest at 2.63% due 12/31/2023 and having an approximate value of $22,903,157 (cost $22,454,000)	$22,454,000	22,454,000

TOTAL INVESTMENTS
(cost $578,366,321)(13)	101.1%	604,969,770
Liabilities in excess of other assets	(1.1)	(6,373,042)

NET ASSETS	100.0%	$598,596,728

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2021, the aggregate value of these securities was $363,788,548 representing 60.8% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(3)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(4)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(5)	Securities classified as Level 3 (see Note 2).
(6)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2021, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

Foresight Energy LLC	08/25/2020	3,805	$2,584	$33,934	$8.92	0.01%

(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	Company has filed for bankruptcy protection.
(9)	Security in default of interest and principal at maturity.
(10)	The rate shown is the 7-day yield as of May 31, 2021.
(11)

At May 31, 2021, the Fund had loaned securities with a total value of $6,176,017. This was secured by collateral of $3,777,698, which was received in cash and subsequently invested in short-term investments currently valued at $3,777,698 as reported in the Portfolio of Investments. Additional collateral of $2,546,321 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
United States Treasury Bills	0.00%	08/05/2021	119,630
United States Treasury Notes/Bonds	0.13% to 3.63%	07/31/2021 to 02/15/2051	2,426,691

(12)	Denominated in United States dollars unless otherwise indicated.
(13)	See Note 5 for cost of investments on a tax basis.

BTL—Bank Term Loan

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

EUR—Euro Currency

Index Legend

1 ML—1 Month USD Libor

2 ML—6 Month USD Libor

3 ML—3Month USD Libor

108

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank N.A	EUR	13,077,000	USD	15,961,198	06/30/2021	$—	$(38,667)

EUR—Euro Currency

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Convertible Bonds & Notes	$—	$11,385,152	$—	$11,385,152
U.S. Corporate Bonds & Notes	—	464,091,718	—	464,091,718
Foreign Corporate Bonds & Notes	—	83,509,673	—	83,509,673
Foreign Convertible Bonds & Notes	—	1,871,230	—	1,871,230
Loans	—	11,413,231	—	11,413,231
Common Stocks:
Coal	—	—	33,934	33,934
Other Industries	2,499,324	—	—	2,499,324
Preferred Securities/Capital Securities	—	3,926,402	—	3,926,402
Escrows and Litigation Trusts	—	—	7,408	7,408
Short-Term Investment Securities	3,777,698	—	—	3,777,698
Repurchase Agreements	—	22,454,000	—	22,454,000

Total Investments at Value	$6,277,022	$598,651,406	$41,342	$604,969,770

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$38,667	$—	$38,667

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

109

VALIC Company I Inflation Protected Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

United States Treasury Notes	38.4%
Sovereign	29.9
United States Treasury Bonds	15.4
Diversified Financial Services	5.2
Diversified Banking Institutions	2.6
Repurchase Agreements	2.4
Federal Home Loan Bank	1.1
Registered Investment Companies	1.0
Oil Companies — Integrated	0.7
Pipelines	0.5
Federal Home Loan Mtg. Corp.	0.5
Oil Companies — Exploration & Production	0.5
Computer Services	0.2
Electronic Components — Semiconductors	0.2
Food — Meat Products	0.2
Decision Support Software	0.2
Oil Refining & Marketing	0.2
Consulting Services	0.2
Building & Construction Products — Misc.	0.2
Trucking/Leasing	0.2
Office Automation & Equipment	0.2
Retail — Pawn Shops	0.2
Retail — Building Products	0.2
Funeral Services & Related Items	0.2
Finance — Leasing Companies	0.1
Insurance Brokers	0.1
Networking Products	0.1
Apparel Manufacturers	0.1
Chemicals — Specialty	0.1
Internet Security	0.1
Transactional Software	0.1
Enterprise Software/Service	0.1
Commercial Services — Finance	0.1
Banks — Commercial	0.1
Distribution/Wholesale	0.1
Data Processing/Management	0.1
Containers — Paper/Plastic	0.1
Casino Hotels	0.1
Insurance — Property/Casualty	0.1
Federal National Mtg. Assoc.	0.1
Auto/Truck Parts & Equipment — Original	0.1
Diagnostic Equipment	0.1
Energy — Alternate Sources	0.1
Cable/Satellite TV	0.1
Retail — Restaurants	0.1
Telecom Services	0.1
Medical — Drugs	0.1
Commercial Services	0.1
Food — Wholesale/Distribution	0.1
Finance — Credit Card	0.1
Medical — Hospitals	0.1
Building Products — Doors & Windows	0.1
Professional Sports	0.1
Security Services	0.1
Containers — Metal/Glass	0.1
Multimedia	0.1

103.8%

Credit Quality+#

Aaa	74.3%
Aa	2.7
A	1.7
Baa	6.1
Ba	3.4
B	1.6
Not Rated@	10.2

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

110

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Principal Amount(13)	Value (Note 2)

ASSET BACKED SECURITIES — 5.2%
Diversified Financial Services — 5.2%
Ajax Mtg. Loan Trust Series 2021-C, Class A 2.12% due 01/25/2061*(1)(16)	$601,900	$609,430
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(1)(3)	944,931	945,193
Arbor Realty Collateralized Loan Obligation, Ltd. FRS Series 2021-FL2, Class A 1.32% (1 ML+1.10%) due 05/15/2036*	305,000	305,004
Avant Loans Funding Trust Series 2021-REV1, Class A 1.21% due 07/15/2030*	665,000	665,212
BANK VRS Series 2020-BN29, Class XA 1.35% due 11/15/2053(2)(3)(4)	11,064,329	1,146,088
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.64% due 01/15/2054(2)(3)(4)	3,896,972	467,951
BlueMountain CLO XXXI, Ltd. FRS Series 2021-31A, Class A1 1.33% (3 ML+1.15%) due 04/19/2034*	2,370,000	2,369,407
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 1.19% (1 ML+1.07%) due 12/15/2037*(2)	750,000	751,403
Credit Acceptance Auto Loan Trust Series 2021-3A, Class A 1.00% due 05/15/2030*	540,000	541,274
CSMC Trust VRS Series 2021-RPL4, Class A1 1.80% due 12/27/2060*(1)(3)	551,814	552,465
CSMC Trust VRS Series 2021-RPL2, Class M3 3.51% due 01/25/2060*(1)(3)	376,575	382,528
Harriman Park CLO, Ltd. FRS Series 2020-1A, Class A1R 1.32% (3 ML + 1.12%) due 04/20/2034*	2,515,000	2,514,366
Legacy Mtg. Asset Trust Series 2021-GS2, Class A1 1.75% due 04/25/2061*(1)(16)	559,574	560,824
Legacy Mtg. Asset Trust Series 2021-GS3, Class A1 1.75% due 07/25/2061*(1)(16)	700,000	700,293
Madison Park Funding XXXVIII, Ltd. FRS Series 2021-38A, Class A 1.28% (3 ML + 1.12%) due 07/17/2034*	1,935,000	1,935,000
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	770,000	772,822
MFRA Trust VRS Series 2021-NQM1, Class A1 1.15% due 04/25/2065*(1)(3)	1,047,846	1,047,984
New Residential Mtg. Loan Trust VRS Series 2021-NQ2R, Class A1 0.94% due 09/25/2058*(1)(3)	825,000	825,589
NMLT Trust VRS Series 2021-INV1, Class A1 1.19% due 05/25/2056*(1)(3)(5)	1,680,000	1,679,996
OZLM XVIII, Ltd. FRS Series 2018-18A, Class A 1.26% (3 ML+1.02%) due 04/15/2031*	1,365,000	1,365,116

Security Description	Principal Amount(13)	Value (Note 2)

Diversified Financial Services (continued)
Preston Ridge Partners Mtg. Series 2020-6, Class A1 2.36% due 11/25/2025*(1)(16)	$405,971	$407,558
Preston Ridge Partners Mtg. Series 2020-3, Class A1 2.86% due 09/25/2025*(1)(16)	1,452,699	1,461,646
PRPM LLC Series 2021-3, Class A1 1.87% due 04/25/2026*(1)(16)	833,878	839,311
PRPM LLC Series 2021-4, Class A1 1.87% due 04/25/2026*(1)(16)	1,105,157	1,105,881
RR 1 LLC FRS Series 2017-1A, Class A1AB 1.29% (3 ML + 1.15%) due 07/15/2035*	1,980,000	1,980,000
RR 16, Ltd. FRS Series 2021-16A, Class A1 1.30% (3 ML + 1.11%) due 07/15/2036*	1,710,000	1,709,572
Sound Point CLO XXIX, Ltd. FRS Series 2021-1A, Class A 1.21% (3 ML+1.07%) due 04/25/2034*	1,960,000	1,959,510
Starwood Mtg. Residential Trust VRS Series 2021-2, Class A1 0.94% due 05/25/2065*(1)(3)	638,667	639,127
Tesla Auto Lease Trust Series 2019-A, Class E 5.48% due 05/22/2023*	820,000	863,884
Toorak Mtg. Corp. Series 2021-1, Class A1 2.24% due 06/25/2024*(1)(16)	970,000	969,903
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(1)(3)	1,925,540	1,965,137
Traingle Re, Ltd. FRS Series 2020-1, Class M1A 3.09% (1 ML+3.00%) due 10/25/2030*(1)	884,971	889,377
VCAT LLC Series 2021-NPL3, Class A1 1.74% due 05/25/2051*(1)(16)	1,110,000	1,110,354
VCAT LLC Series 2021-NPL2, Class A1 2.12% due 03/27/2051*(1)(16)	302,081	302,254
Venture XIII CLO, Ltd. FRS Series 2021-43A, Class A1 1.43% (3 ML+1.24%) due 04/15/2034*	760,000	759,810
Vericrest Opportunity Loan Transferee Series 2021-NPL7, Class A1 2.12% due 04/25/2051*(1)(16)	404,809	405,184
Verus Securitization Trust VRS Series 2021-2, Class A1 1.03% due 02/25/2066*(1)(3)	725,944	726,537
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(1)(16)	1,149,070	1,151,074
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 1.35% (3 ML + 1.17%) due 07/20/2032*	1,530,000	1,529,995
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	780,000	793,249

111

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wingstop Funding LLC Series 2020-1A, Class A2 2.84% due 12/05/2050*	$315,000	$324,844

Total Asset Backed Securities
(cost $41,993,387)		42,032,152

U.S. CORPORATE BONDS & NOTES — 5.4%
Apparel Manufacturers — 0.1%
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	889,000	931,227

Building & Construction Products - Misc. — 0.2%
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	1,360,000	1,374,810

Computer Services — 0.2%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	1,830,000	1,831,222

Consulting Services — 0.2%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	1,355,000	1,360,149

Decision Support Software — 0.2%
MSCI, Inc. Company Guar. Notes 3.88% due 02/15/2031*	1,585,000	1,610,756

Diversified Banking Institutions — 1.7%
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	2,353,000	2,250,388
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	5,000,000	5,087,553
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,614,000	2,940,784
Bank of America Corp. Senior Notes 4.24% due 04/24/2038	2,721,000	3,176,093

		13,454,818

Electronic Components - Semiconductors — 0.2%
Broadcom, Inc. Company Guar. Notes 2.45% due 02/15/2031*	1,800,000	1,727,358

Finance - Leasing Companies — 0.1%
BOC Aviation USA Corp. Company Guar. Notes 1.63% due 04/29/2024*	1,185,000	1,192,939

Food - Meat Products — 0.2%
NBM US Holdings, Inc. Company Guar. Notes 7.00% due 05/14/2026	1,595,000	1,722,600

Funeral Services & Related Items — 0.2%
Service Corp. International Senior Notes 3.38% due 08/15/2030	1,360,000	1,320,805

Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	760,000	768,132

Security Description	Principal Amount(13)	Value (Note 2)

Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	$1,386,000	$1,407,483

Oil Companies - Exploration & Production — 0.5%
Apache Corp. Senior Notes 4.25% due 01/15/2030#	1,800,000	1,813,500
Apache Corp. Senior Notes 4.88% due 11/15/2027	451,000	473,550
Hess Corp. Senior Notes 7.88% due 10/01/2029	1,325,000	1,784,742

		4,071,792

Oil Companies - Integrated — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050	3,161,000	2,937,730

Oil Refining & Marketing — 0.2%
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	1,587,000	1,595,883

Pipelines — 0.2%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	580,000	624,886
Energy Transfer Operating LP Senior Notes 5.80% due 06/15/2038	1,159,000	1,382,689

		2,007,575

Retail - Pawn Shops — 0.2%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	1,345,000	1,392,075

Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	772,000	759,455

Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	1,398,000	1,478,455

Total U.S. Corporate Bonds & Notes
(cost $42,438,860)		42,945,264

FOREIGN CORPORATE BONDS & NOTES — 1.1%
Banks - Commercial — 0.1%
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	675,000	723,217

Diversified Banking Institutions — 0.5%
Credit Agricole SA Senior Notes 1.91% due 06/16/2026*	1,297,000	1,328,262
Credit Agricole SA Sub. Notes 4.00% due 01/10/2033*	2,548,000	2,763,023

		4,091,285

112

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Energy - Alternate Sources — 0.1%
FS Luxembourg Sarl Senior Sec. Notes 10.00% due 12/15/2025*	$400,000	$440,000

Networking Products — 0.1%
Nokia Oyi Senior Notes 4.38% due 06/12/2027	855,000	936,225

Oil Companies - Integrated — 0.3%
Petrobras Global Finance BV Company Guar. Notes 5.60% due 01/03/2031#	1,490,000	1,643,470
Petroleos Mexicanos Company Guar. Notes 5.95% due 01/28/2031	880,000	855,800

		2,499,270

Total Foreign Corporate Bonds & Notes
(cost $8,419,629)		8,689,997

U.S. GOVERNMENT AGENCIES — 1.7%
Federal Home Loan Bank — 1.1%
1.75% due 03/08/2030	5,100,000	5,140,922
3.25% due 11/16/2028	2,800,000	3,179,116

		8,320,038

Federal Home Loan Mtg. Corp. — 0.5%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K740, Class X1 0.85% due 09/25/2027(2)(3)(4)	6,257,586	270,045
Series KG04, Class X1 0.94% due 11/25/2030(2)(3)(4)	11,416,073	775,987
Series K122, Class X1 0.97% due 11/25/2030(2)(3)(4)	1,713,944	122,233
Series K119, Class X1 1.03% due 09/25/2030(2)(3)(4)	24,112,079	1,799,376
Series K121, Class X1 1.12% due 10/25/2030(2)(3)(4)	3,136,543	256,166
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4012, Class NF 0.55% (1 ML+0.45%) due 12/15/2038(1)	83,133	83,286
Series 3925, Class FL 0.55% (1 ML+0.45%) due 01/15/2041(1)	500,184	502,844
Series 4001, Class FM 0.60% (1 ML+0.50%) due 02/15/2042(1)	227,744	230,233
Series 3355, Class BF 0.80% (1 ML+0.70%) due 08/15/2037(1)	269,245	275,964

		4,316,134

Federal National Mtg. Assoc. — 0.1%
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 0.49% (1 ML+0.40%) due 09/25/2042(1)	387,606	390,055
Series 2011-103, Class FD 0.54% (1 ML+0.45%) due 05/25/2040(1)	86,660	86,809

		476,864

Security Description	Principal Amount(13)		Value (Note 2)

Government National Mtg. Assoc. — 0.0%
Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 0.67% (1 ML+0.55%) due 02/16/2040(1)		$218,416	$220,467

Total U.S. Government Agencies
(cost $13,367,610)			13,333,503

U.S. GOVERNMENT TREASURIES — 53.8%
United States Treasury Bonds — 15.4%
United States Treasury Bonds TIPS(6) 0.25% due 02/15/2050		19,266,898	20,875,233
0.63% due 02/15/2043		6,732,388	7,829,162
0.75% due 02/15/2042		6,836,043	8,138,095
0.75% due 02/15/2045		27,032,879	32,290,035
0.88% due 02/15/2047		9,407,118	11,675,483
1.00% due 02/15/2046		7,722,376	9,765,035
1.00% due 02/15/2048(12)		11,071,806	14,232,893
1.38% due 02/15/2044		4,868,917	6,541,466
2.13% due 02/15/2040		2,940,504	4,321,507
2.13% due 02/15/2041		5,042,614	7,476,463

			123,145,372

United States Treasury Notes — 38.4%
United States Treasury Notes TIPS(6)
0.13% due 07/15/2024		9,396,150	10,214,459
0.13% due 10/15/2024		2,250,109	2,449,235
0.13% due 04/15/2025		5,711,812	6,229,445
0.13% due 07/15/2026		28,902,481	31,988,046
0.13% due 01/15/2030		12,042,576	13,242,835
0.13% due 07/15/2030		44,924,246	49,587,768
0.25% due 07/15/2029		10,352,800	11,557,324
0.38% due 07/15/2023		9,814,646	10,519,499
0.38% due 01/15/2027		29,024,013	32,447,373
0.38% due 07/15/2027		16,099,981	18,122,856
0.50% due 04/15/2024		9,449,910	10,276,962
0.50% due 01/15/2028		11,975,896	13,533,231
0.63% due 04/15/2023		6,306,159	6,711,748
0.63% due 01/15/2026		11,083,368	12,448,874
0.75% due 07/15/2028		21,078,500	24,336,199
0.88% due 01/15/2029		46,324,171	53,894,373

			307,560,227

Total U.S. Government Treasuries
(cost $407,876,120)			430,705,599

FOREIGN GOVERNMENT OBLIGATIONS — 29.9%
Sovereign — 29.9%
Commonwealth of Australia Senior Notes 0.79% due 11/21/2027(6)	AUD	20,265,400	17,317,561
Commonwealth of Australia Senior Notes 3.75% due 09/20/2025(6)	AUD	15,365,612	14,234,677
Government of Canada Bonds 2.00% due 12/01/2041(6)	CAD	22,269,620	25,293,518
Government of Canada Bonds 4.00% due 12/01/2031(6)	CAD	25,965,800	31,691,043
Government of Canada Bonds 4.25% due 12/01/2026(6)	CAD	21,566,123	23,373,210
Government of New Zealand Notes 2.22% due 09/20/2025(6)	NZD	42,373,800	34,563,973

113

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount(13)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Romania Senior Notes 4.63% due 04/03/2049#(6)	EUR	1,850,000	$2,822,346
Kingdom of Spain Bonds 0.30% due 11/30/2021(6)	EUR	2,646,950	3,270,268
Kingdom of Spain Senior Notes 1.00% due 11/30/2030*(6)	EUR	9,777,805	14,389,998
Republic of Italy Bonds 0.40% due 04/11/2024*(6)	EUR	7,526,025	9,479,736
Republic of Italy Senior Notes 0.55% due 05/21/2026*(6)	EUR	33,031,020	42,306,703
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024(6)	GBP	6,735,410	10,552,611
United Kingdom Gilt Treasury Bonds 1.25% due 11/22/2032(6)	GBP	4,785,340	10,334,492

Total Foreign Government Obligations
(cost $208,321,987)			239,630,136

LOANS(8)(9)(10) — 2.6%
Advanced Materials — 0.0%
CeramTec AcquiCo GmbH FRS BTL-B 2.50% (3 ME+2.50%) due 03/07/2025(17)	EUR	200,000	237,976

Aerospace/Defense - Equipment — 0.0%
TransDigm, Inc. FRS BTL-E 2.34% (1 ML+2.25%) due 05/30/2025		248,741	245,349

Airlines — 0.0%
JetBlue Airways Corp. FRS BTL 6.25% (3 ML+5.25%) due 06/17/2024		121,835	124,475
United Airlines, Inc. FRS BTL-B 4.50% (3 ML+3.75%) due 04/21/2028		100,000	100,750

			225,225

Auto/Truck Parts & Equipment - Original — 0.1%
Clarios Global LP FRS BTL-B 3.34% (1 ML+3.25%) due 04/30/2026		241,165	239,733
First Brands Group LLC FRS BTL 6.00% (3 ML+5.00%) due 03/30/2027		115,239	116,392
KPAE Finance Sub, Inc. FRS BTL-B 4.50% (3 ML+3.75%) due 10/28/2027		115,000	115,072

			471,197

Auto/Truck Parts & Equipment - Replacement — 0.0%
Adient US LLC FRS BTL-B TBD due 04/08/2028		100,000	100,125

Security Description	Principal Amount(13)	Value (Note 2)

Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. FRS BTL-B4 2.61% (1 ML+2.50%) due 09/18/2026	$224,527	$223,872

Building & Construction Products - Misc. — 0.0%
CP Atlas Buyer, Inc. FRS BTL-B 4.25% (3 ML+3.75%) due 11/23/2027	110,000	109,748

Building Products - Air & Heating — 0.0%
Ingersoll-Rand Services Co. FRS BTL-B 1.84% (1 ML+1.75%) due 03/01/2027	248,744	246,434

Building Products - Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lein 2.59% (1 ML+2.50%) due 02/01/2027	248,741	246,875

Building Products - Doors & Windows — 0.1%
Cornerstone Building Brands, Inc. FRS BTL-B 3.75% (1 ML+3.25%) due 04/12/2028	298,465	298,242

Building - Heavy Construction — 0.0%
Brand Industrial Services, Inc. FRS BTL 5.25% (3 ML+4.25%) due 06/21/2024	198,966	194,141

Cable/Satellite TV — 0.1%
Charter Communications Operating LLC FRS BTL-B2 1.85% (1 ML+1.75%) due 02/01/2027	198,990	197,870
UPC Financing Partnership FRS BTL TBD due 01/31/2029	240,000	238,100

		435,970

Casino Hotels — 0.1%
Boyd Gaming Corp. FRS BTL-B 2.31% (1 WL+2.25%) due 09/15/2023	247,927	247,504
Caesars Resort Collection LLC FRS BTL-B 2.84% (1 ML+2.75%) due 12/23/2024	373,072	369,808

		617,312

Chemicals - Specialty — 0.1%
Diamond BC BV FRS BTL 3.15% (2 ML+3.00%) due 09/06/2024	298,458	297,012
Starfruit US HoldCo. LLC FRS BTL-B 2.85% (1 ML+2.75%) due 10/01/2025	248,697	246,469
Tronox Finance LLC FRS BTL-B 2.59% (1 ML+2.50%) due 03/13/2028	279,941	277,798

		821,279

114

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

LOANS (continued)
Commercial Services — 0.1%
Amentum Government Services Holdings LLC FRS BTL-B 5.50% (3 ML+4.75%) due 01/29/2027	$280,000	$280,875
WW International, Inc. FRS BTL-B 4.00% (3 ML+3.50%) due 04/13/2028	100,000	100,146

		381,021

Commercial Services - Finance — 0.1%
EVO Payments International LLC FRS BTL 3.35% (1 ML+3.25%) due 12/22/2023	298,332	297,288
MPH Acquisition Holdings LLC FRS BTL-B 3.75% (3 ML+2.75%) due 06/07/2023	225,000	224,719
WEX, Inc. FRS BTL 2.34% (1 ML+2.25%) due 03/31/2028	215,000	214,059

		736,066

Computer Services — 0.0%
Peraton Corp. FRS BTL-B 4.50% (1 ML+3.75%) due 02/01/2028	110,000	110,098

Consulting Services — 0.0%
AlixPartners LLP FRS BTL-B 3.25% (1 ML+2.75%) due 02/04/2028	210,000	209,081

Containers - Metal/Glass — 0.1%
Berlin Packaging LLC FRS 1st Lien 3.21% (3 ML+3.00%) due 11/07/2025	298,465	295,419

Containers - Paper/Plastic — 0.1%
Flex Acquisition Co., Inc. FRS BTL 4.00% (3 ML+3.50%) due 02/23/2028	296,515	294,894
Proampac PG Borrower LLC FRS BTL 5.00% (2 ML+4.00%) due 11/03/2025	350,000	350,072

		644,966

Cosmetics & Toiletries — 0.0%
Sunshine Luxembourg VII SARL FRS BTL-B3 4.50% (3 ML+3.75%) due 10/01/2026	199,496	199,912

Data Processing/Management — 0.1%
CCC Information Services, Inc. FRS 1st Lien 4.00% (1 ML+3.00%) due 04/29/2024	223,837	223,757
Dun & Bradstreet Corp. FRS BTL 3.34% (1 ML+3.25%) due 02/06/2026	473,374	471,853

		695,610

Security Description	Principal Amount(13)	Value (Note 2)

Diagnostic Equipment — 0.1%
Avantor Funding, Inc. FRS BTL-B4 3.25% (1 ML+2.25%) due 11/08/2027	$453,863	$454,884

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. FRS BTL 2.09% (1 ML+2.00%) due 01/15/2027	248,737	246,941
Core & Main LP FRS BTL-B 3.75% (3 ML+2.75%) due 08/01/2024	248,072	247,555
Univar Solutions USA, Inc. FRS BTL-B6 TBD due 05/26/2028	225,000	224,579

		719,075

Electric - Integrated — 0.0%
Exgen Renewables IV LLC FRS BTL 3.75% (3 ML+2.75%) due 12/15/2027	124,375	124,479

Enterprise Software/Service — 0.1%
E2open LLC FRS BTL-B 4.00% (3 ML+3.50%) due 02/04/2028	245,000	244,081
Hyland Software, Inc. FRS BTL 4.25% (1 ML+3.50%) due 07/01/2024	248,724	249,346
Ultimate Software Group, Inc. FRS 1st Lien 3.84% (1 ML+3.75%) due 05/04/2026	248,737	248,876

		742,303

Finance - Credit Card — 0.1%
Blackhawk Network Holdings, Inc. FRS 1st Lien 3.09% (1 ML+3.00%) due 06/15/2025	248,721	245,806
FleetCor Technologies Operating Co., LLC BTL-B4 TBD due 04/28/2028	100,000	99,804

		345,610

Finance - Investment Banker/Broker — 0.0%
Deerfield Dakota Holding LLC FRS BTL 4.75% (1 ML+3.75%) due 04/09/2027	99,499	99,913

Food - Baking — 0.0%
Hostess Brands, LLC FRS BTL 3.00% (3 ML+2.25%) due 08/03/2025	248,737	247,735

Food - Catering — 0.0%
Aramark Services, Inc. FRS BTL-B1 1.84% (1 ML+1.75%) due 03/11/2025	250,000	246,719

115

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

LOANS (continued)
Food - Misc./Diversified — 0.0%
Froneri US, Inc. FRS BTL 3.36% (1 ML+2.25%) due 01/29/2027	$248,747	$245,171

Food - Wholesale/Distribution — 0.1%
US Foods, Inc. FRS BTL-B 1.84% (1 ML+1.75%) due 06/27/2023	230,892	228,505
US Foods, Inc. FRS BTL-B 2.09% (1 ML+2.00%) due 09/13/2026	148,737	146,361

		374,866

Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. FRS BTL-B5 2.84% (1 ML+2.75%) due 08/14/2024	248,718	246,024

Gas - Transportation — 0.0%
Dt Midstream Inc BTL-B TBD due 05/25/2028	115,000	115,647

Health Care Providers & Services — 0.0%
Organon And Co. BTL TBD due 06/02/2028	125,000	124,844

Insurance Brokers — 0.1%
Alliant Holdings Intermediate LLC FRS BTL-B1 3.34% (1 ML+3.25%) due 05/09/2025	248,721	246,689
HUB International, Ltd. FRS BTL-B 2.93% (3 ML+2.75%) due 04/25/2025	248,721	246,182
Hyperion Insurance Group, Ltd. FRS BTL-B 4.75% (1 ML+3.75%) due 11/12/2027	124,546	124,753
USI, Inc. FRS BTL 3.20% (3 ML+3.00%) due 05/16/2024	373,067	369,936

		987,560

Insurance - Multi-line — 0.0%
Acrisure LLC FRS BTL-B 3.70% (3 ML+3.50%) due 02/15/2027	248,744	246,334

Insurance - Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 3.09% (1 ML+3.00%) due 11/03/2023	201,844	201,276
Asurion LLC FRS BTL-B7 3.09% (1 ML+3.00%) due 11/03/2024	149,233	148,593
Sedgwick Claims Management Services, Inc. BTL TBD due 12/31/2025	248,727	245,791

		595,660

Security Description	Principal Amount(13)	Value (Note 2)

Internet Content - Information/News — 0.0%
MH Sub I LLC FRS BTL 4.75% (1 ML+3.75%) due 09/13/2024	$238,797	$239,344

Leisure Products — 0.0%
Hayward Industries, Inc. BTL TBD due 05/12/2028	115,000	114,856

Machinery - General Industrial — 0.0%
Vertical US Newco, Inc. FRS BTL-B 4.48% (6 ML+4.25%) due 07/30/2027	248,752	249,512

Medical Information Systems — 0.0%
Zelis Payments Buyer, Inc. FRS BTL 3.61% (1 ML+3.50%) due 09/30/2026	149,313	148,916

Medical Products — 0.0%
Agiliti Health, Inc. FRS BTL 3.50% (1 ML+2.75%) due 01/04/2026	123,029	122,721

Medical - Drugs — 0.1%
Bausch Health Americas, Inc. FRS BTL 3.09% (1 ML+3.00%) due 06/02/2025	282,847	281,645
Jazz Financing Lux SARL BTL TBD due 04/21/2028	115,000	115,493

		397,138

Medical - Hospitals — 0.1%
Surgery Center Holdings, Inc. FRS BTL 4.50% (3 ML+3.75%) due 08/31/2026	298,454	298,827

Medical - Nursing Homes — 0.0%
ADMI Corp. FRS BTL-B2 3.25% (1 ML+2.75%) due 12/23/2027	175,000	173,403

Multimedia — 0.1%
EW Scripps Co. FRS BTL-B2 3.31% (1 ML+2.56%) due 05/01/2026	273,611	272,585

Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL 3.50% (3 ML+2.50%) due 03/01/2024	255,609	255,609

Pollution Control — 0.0%
Filtration Group Corp. FRS BTL 4.50% (1 ML+3.75%) due 03/29/2025	119,400	119,400

Professional Sports — 0.1%
Delta 2 Luxembourg SARL FRS BTL-B3 3.50% (1 ML+2.50%) due 02/01/2024	300,000	297,984

116

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount(13)		Value (Note 2)

LOANS (continued)
Protection/Safety — 0.0%
APX Group, Inc. FRS BTL 5.09% (1 ML+5.00%) due 12/31/2025		$198,995	$199,741

Racetracks — 0.0%
Penn National Gaming, Inc. FRS BTL 3.00% (1 ML+2.25%) due 10/15/2025		267,364	266,847

Real Estate Investment Trusts — 0.0%
VICI Properties 1 LLC FRS BTL 1.84% (1 ML+1.75%) due 12/20/2024		250,000	247,469

Retail - Auto Parts — 0.0%
Harbor Freight Tools USA, Inc. FRS BTL-B 3.75% (1 ML+3.00%) due 10/19/2027		220,539	220,938

Retail - Building Products — 0.2%
Beacon Roofing Supply, Inc. FRS BTL-B TBD due 04/23/2028		496,552	494,690
LBM Acquisition LLC FRS BTL TBD due 12/17/2027		27,350	27,277
LBM Acquisition LLC FRS BTL-B 4.50% (3 ML+3.75%) due 12/17/2027		123,077	122,747
SRS Distribution, Inc. FRS BTL-B 3.09% (1 ML+3.00%) due 05/23/2025		248,721	247,229
SRS Distribution, Inc. FRS BTL-B TBD due 06/04/2028		170,000	169,611
White Cap Buyer LLC FRS BTL-B 4.50% (3 ML+4.00%) due 10/19/2027		298,500	298,761

			1,360,315

Retail - Pet Food & Supplies — 0.0%
PetSmart, Inc. FRS BTL-B 4.50% (3 ML+3.75%) due 02/12/2028		100,000	100,300

Retail - Restaurants — 0.1%
1011778 BC ULC FRS BTL-B 1.84% (1 ML+1.75%) due 11/19/2026		273,615	269,320
IRB Holding Corp. FRS BTL 4.25% (3 ML+3.25%) due 12/15/2027		159,600	159,241

			428,561

Security Services — 0.1%
Verisure Holding AB FRS BTL TBD due 03/27/2028	EUR	245,000	297,738

Telcom services — 0.1%
Frontier Communications Holdings LLC FRS BTL-B 4.50% (1 ML+3.75%) due 05/01/2028		100,000	99,844

Security Description	Principal Amount(13)/ Shares	Value (Note 2)

Telecom Services (continued)
MTN Infrastructure TopCo, Inc. FRS BTL 4.00% (1 ML+3.00%) due 11/15/2024	$298,462	$298,035

		397,879

Television — 0.0%
Gray Television, Inc. FRS BTL-C 2.61% (1 ML+2.50%) due 01/02/2026	250,000	248,646

Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. FRS BTL 1.86% (1 ML+1.75%) due 08/02/2027	248,539	246,763

Web Hosting/Design — 0.0%
Go Daddy Operating Co. LLC FRS BTL-B 1.84% (1 ML+1.75%) due 02/15/2024	198,623	197,314

Total Loans
(cost $20,357,412)		20,565,548

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Diversified Banking Institutions — 0.4%
BAC Capital Trust XIV FRS Series G 4.00% (3 ML+0.40%) due 06/21/2021#(7)	3,161,000	3,153,097

Pipelines — 0.3%
Energy Transfer LP 6.25% due 02/15/2023(7)	2,554,000	2,241,493
EnLink Midstream Partners LP 6.00% due 12/15/2022(7)	475,000	358,017

		2,599,510

Total Preferred Securities/Capital Securities
(cost $5,716,032)		5,752,607

ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. FRS† Escrow Notes (cost $0)	1,000,000	6,000

Total Long-Term Investment Securities
(cost $748,491,567)		803,660,806

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Registered Investment Companies — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(14)(15) (cost $7,805,658)	7,805,658	7,805,658

REPURCHASE AGREEMENTS — 2.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 05/28/2021, to be repurchased 06/01/2021 in the amount of $19,458,000 and collateralized by $16,563,100 of United States Treasury Inflation Protected Securities, bearing interest at 0.13% due 01/15/2022 and having an approximate value of $19,847,207 (cost $19,458,000)	19,458,000	19,458,000

TOTAL INVESTMENTS
(cost $775,754,695)(11)	103.8%	830,924,464
Liabilities in excess of other assets	(3.8)	(30,738,348)

NET ASSETS	100.0%	$800,186,116

117

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2021, the aggregate value of these securities was $126,275,630 representing 15.8% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Interest Only
(5)	Securities classified as Level 3 (see Note 2).
(6)	Principal amount of security is adjusted for inflation.
(7)	Perpetual maturity—maturity date reflects the next call date.
(8)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(11)	See Note 5 for cost of investments on a tax basis.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	Denominated in United States dollars unless otherwise indicated.
(14)	At May 31, 2021, the Fund had loaned securities with a total value of $8,209,446. This was secured by collateral of $7,805,658, which was received in cash and subsequently invested in short-term investments currently valued at $7,805,658 as reported in the Portfolio of Investments. Additional collateral of $596,508 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
United States Treasury Bills	0.00%	06/08/2021	$19,765
United States Treasury Notes/Bonds	0.13% to 2.88%	10/31/2021 to 02/15/2030	576,743

(15)	The rate shown is the 7-day yield as of May 31, 2021.
(16)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of May 31, 2021.
(17)	The referenced Index is less than 0.00% at the period end. The loan has an interest rate floor whereby the floating rate used in the coupon rate calculation cannot be less than zero.

BTL—Bank Term Loan

CLO—Collateralized Loan Obligation

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of May 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

1 WL—1 Week LIBOR

2 ML—2 Month USD LIBOR

3 ML—3 Month USD LIBOR

6 ML—6 Month USD LIBOR

AUD—Australian Dollar

CAD—Canadian Dollar

EUR—Euro Currency

GBP—British Pound

NZD—New Zealand Dollar

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank Plc Wholesale	USD	2,618,537	CAD	3,295,000	06/16/2021	$111,304	$–

BNP Paribas SA	GBP	15,101,000	USD	20,944,287	06/16/2021	–	(509,991)

JPMorgan Chase Bank N.A.	EUR	791,000	USD	965,459	06/30/2021	–	(2,339)

Morgan Stanley and Co. International PLC	CAD	99,457,000	USD	78,754,741	06/16/2021	–	(3,643,377)
	EUR	58,321,000	USD	69,558,349	06/16/2021	–	(1,778,558)
	NZD	53,687,000	USD	38,648,359	06/16/2021	–	(426,384)

						–	(5,848,319)

Toronto Dominion Bank	AUD	40,907,000	USD	31,512,503	06/16/2021	–	(147,638)
	USD	4,337,359	NZD	6,027,000	06/16/2021	49,242	–

						49,242	(147,638)

						–	–

Net Unrealized Appreciation/(Depreciation)						$160,546	$(6,508,287)

AUD—Australian Dollar

CAD—Canadian Dollar

EUR—Euro Currency

GBP—British Pound

NZD—New Zealand Dollar

USD—U.S. Dollar

118

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
181	Short	Euro-Bund	June 2021	$37,748,990	$37,509,225	$239,765
103	Short	Long GILT	September 2021	18,606,745	18,600,448	6,297
40	Short	U.S. Treasury 10 Year Ultra Notes	September 2021	5,800,428	5,798,125	2,303

						$248,365

						Unrealized (Depreciation)
611	Short	Canada 10 Year Bond	September 2021	$72,739,346	$72,912,346	$(173,000)
68	Short	U.S. Treasury Ultra Bonds	September 2021	12,537,696	12,597,000	(59,304)

						$(232,304)

		Net Unrealized Appreciation (Depreciation)				$16,061

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Over the Counter Interest Rate Swap Contracts
			Rates Exchanged			Value
Swap Counterparty	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency		Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation
Barclays Bank PLC	USD 100,000	04/15/2022	USD-12 Month-USCPI/Maturity	1.135	%/Maturity	$—	$3,297,691

USCPI—United States Consumer Price Index

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$40,352,156	$1,679,996	$42,032,152
U.S. Corporate Bonds & Notes	—	42,945,264	—	42,945,264
Foreign Corporate Bonds & Notes	—	8,689,997	—	8,689,997
U.S. Government Agencies	—	13,333,503	—	13,333,503
U.S. Government Treasuries	—	430,705,599	—	430,705,599
Foreign Government Obligations	—	239,630,136	—	239,630,136
Loans	—	20,565,548	—	20,565,548
Preferred Securities/Capital Securities	—	5,752,607	—	5,752,607
Escrows and Litigation Trusts	—	6,000	—	6,000
Short-Term Investment Securities	7,805,658	—	—	7,805,658
Repurchase Agreements	—	19,458,000	—	19,458,000

Total Investment at Value	$7,805,658	$821,438,810	$1,679,996	$830,924,464

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$160,546	$—	$160,546

Futures Contracts	248,365	—	—	248,365

Over the Counter Interest Rate Swap Contracts	—	3,297,691	—	3,297,691

Total Other Financial Instruments	$248,365	$3,458,237	$—	$3,706,602

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$6,508,287	$—	$6,508,287

Futures Contracts	$232,304	$—	$—	$232,304

Total Other Financial Instruments	$232,304	$6,508,287	$—	$6,740,591

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

119

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Foreign Corporate Bonds & Notes
Balance as of May 31, 2020	$—	$9,640,000
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	300,000
Realized Loss	—	—
Change in unrealized appreciation	—	360,000
Change in unrealized depreciation	—	—
Net purchases	1,679,996	—
Net sales	—	(10,300,000)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of May 31, 2021	$1,679,996	$—

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

120

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Repurchase Agreements	12.2%
Medical — Drugs	6.4
Banks — Commercial	4.6
Exchange — Traded Funds	4.1
Diversified Banking Institutions	3.6
Auto — Cars/Light Trucks	2.6
Oil Companies — Integrated	2.2
Food — Misc./Diversified	2.1
Registered Investment Companies	2.0
Insurance — Life/Health	2.0
Semiconductor Equipment	1.9
Telephone — Integrated	1.9
Cosmetics & Toiletries	1.8
Metal — Diversified	1.3
Electric — Integrated	1.2
Chemicals — Diversified	1.2
Food — Retail	1.2
Chemicals — Specialty	1.2
Insurance — Multi — line	1.1
U.S. Government Treasuries	1.1
Textile — Apparel	1.1
Medical Products	1.1
Industrial Automated/Robotic	1.0
Electronic Components — Misc.	1.0
Real Estate Investment Trusts	0.9
Enterprise Software/Service	0.9
Diversified Minerals	0.9
Finance — Other Services	0.9
Import/Export	0.9
Retail — Apparel/Shoe	0.8
Real Estate Operations & Development	0.8
Computer Services	0.8
Machinery — Electrical	0.8
Beverages — Wine/Spirits	0.7
Transport — Services	0.7
Brewery	0.7
Building & Construction Products — Misc.	0.7
Audio/Video Products	0.7
Diversified Manufacturing Operations	0.7
Tobacco	0.7
Power Converter/Supply Equipment	0.7
Medical — Biomedical/Gene	0.7
Commercial Services	0.7
Insurance — Property/Casualty	0.7
Retail — Jewelry	0.6
Cellular Telecom	0.6
Machinery — General Industrial	0.6
Commercial Services — Finance	0.6
Aerospace/Defense — Equipment	0.6
Building — Heavy Construction	0.6
Apparel Manufacturers	0.6
Electronic Components — Semiconductors	0.6
Electric — Generation	0.5
Internet Content — Information/News	0.5
Paper & Related Products	0.5
Transport — Rail	0.4
Investment Companies	0.4
Real Estate Management/Services	0.4
Soap & Cleaning Preparation	0.4
Auto/Truck Parts & Equipment — Original	0.4
Human Resources	0.4
Building Products — Cement	0.4
Insurance — Reinsurance	0.4
Toys	0.4
Industrial Gases	0.4
Building — Residential/Commercial	0.4
Athletic Footwear	0.4
Retail — Building Products	0.4
Machinery — Construction & Mining	0.3
Electric — Distribution	0.3

Medical Instruments	0.3
Medical Labs & Testing Services	0.3
Building Products — Air & Heating	0.3
Networking Products	0.3
Rubber — Tires	0.3
Office Automation & Equipment	0.3
Multimedia	0.3
Aerospace/Defense	0.3
Gambling (Non — Hotel)	0.2
Steel — Producers	0.2
Investment Management/Advisor Services	0.2
Oil Refining & Marketing	0.2
Private Equity	0.2
Food — Dairy Products	0.2
Optical Supplies	0.2
Food — Catering	0.2
Building & Construction — Misc.	0.2
Electronic Measurement Instruments	0.2
Auto — Heavy Duty Trucks	0.2
Machinery — Farming	0.2
Energy — Alternate Sources	0.2
Oil Companies — Exploration & Production	0.2
Distribution/Wholesale	0.2
Casino Hotels	0.2
Coatings/Paint	0.2
Dialysis Centers	0.2
Public Thoroughfares	0.2
Diversified Operations	0.2
Gold Mining	0.2
Telecom Services	0.2
Rental Auto/Equipment	0.2
Finance — Investment Banker/Broker	0.2
Electronic Security Devices	0.2
Computer Aided Design	0.2
Resorts/Theme Parks	0.2
Retail — Discount	0.2
Electric — Transmission	0.2
Food — Confectionery	0.1
Gas — Distribution	0.1
Water	0.1
Entertainment Software	0.1
Electric Products — Misc.	0.1
Transport — Marine	0.1
Hotels/Motels	0.1
Airport Development/Maintenance	0.1
Beverages — Non — alcoholic	0.1
Finance — Leasing Companies	0.1
Metal — Iron	0.1
Machine Tools & Related Products	0.1
Food — Confectionery	0.1
Advertising Services	0.1
Publishing — Periodicals	0.1
E-Commerce/Services	0.1
Security Services	0.1
Miscellaneous Manufacturing	0.1
E-Commerce/Products	0.1
Applications Software	0.1
Casino Services	0.1
Computers — Periphery Equipment	0.1
Metal — Aluminum	0.1
Web Portals/ISP	0.1
Computers — Integrated Systems	0.1
Computer Data Security	0.1
Diagnostic Equipment	0.1
Advertising Agencies	0.1
Bicycle Manufacturing	0.1
Consulting Services	0.1
Machinery — Material Handling	0.1
Diagnostic Kits	0.1
Building Products — Doors & Windows	0.1

121

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited) — (continued)

Industry Allocation* (continued)

Fisheries	0.1%
Internet Application Software	0.1
Telecommunication Equipment	0.1
Internet Gambling	0.1
Metal Processors & Fabrication	0.1
Building — Maintenance & Services	0.1
Respiratory Products	0.1
Diversified Operations/Commercial Services	0.1
MRI/Medical Diagnostic Imaging	0.1
Filtration/Separation Products	0.1
Gas — Transportation	0.1
Medical — Generic Drugs	0.1
Electronics — Military	0.1
Tools — Hand Held	0.1
Agricultural Chemicals	0.1
Metal Products — Distribution	0.1
Medical — Hospitals	0.1
Food — Meat Products	0.1
Recreational Vehicles	0.1
E-Marketing/Info	0.1
Leisure Products	0.1

100.8%

Country Allocation*

United States	19.4%
Japan	19.1
United Kingdom	11.2
France	8.7
Switzerland	7.7
Germany	7.6
Australia	5.6
Netherlands	4.5
Sweden	2.8
Spain	2.1
Hong Kong	2.1
Denmark	2.0
Italy	1.5
Finland	1.0
Singapore	0.9
Belgium	0.7
Ireland	0.7
Jersey	0.6
Norway	0.5
Israel	0.5
Cayman Islands	0.5
Luxembourg	0.3
New Zealand	0.2
Austria	0.2
Portugal	0.1
Bermuda	0.1
SupraNational	0.1
Isle of Man	0.1

100.8%

*	Calculated as a percentage of net assets

122

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 81.4%
Australia — 5.6%
Afterpay, Ltd.†	19,135	$1,368,614
AGL Energy, Ltd.	56,077	351,026
AMP, Ltd.#	309,313	268,256
Ampol, Ltd.	22,475	494,657
APA Group#	106,197	755,635
Aristocrat Leisure, Ltd.	51,725	1,636,861
ASX, Ltd.	17,425	1,024,395
Aurizon Holdings, Ltd.	168,386	469,908
AusNet Services, Ltd.#	168,898	228,507
Australia & New Zealand Banking Group, Ltd.	255,649	5,658,162
BGP Holdings PLC†(1)	835,027	0
BHP Group, Ltd.	265,143	9,780,480
BlueScope Steel, Ltd.	45,343	742,093
Brambles, Ltd.	133,190	1,110,956
CIMIC Group, Ltd.†#	8,406	136,667
Cochlear, Ltd.#	5,917	1,035,624
Coles Group, Ltd.	120,061	1,533,637
Commonwealth Bank of Australia	159,679	12,275,188
Computershare, Ltd.	48,792	590,912
Crown Resorts, Ltd.†#	33,521	332,836
CSL, Ltd.	40,950	9,161,453
Dexus	98,021	788,137
Evolution Mining, Ltd.	146,096	609,303
Fortescue Metals Group, Ltd.	152,418	2,635,504
Goodman Group	149,651	2,241,561
GPT Group	175,325	621,727
Insurance Australia Group, Ltd.	219,592	849,803
Lendlease Corp., Ltd.	61,948	586,918
Macquarie Group, Ltd.	30,911	3,620,384
Magellan Financial Group, Ltd.	11,570	427,057
Medibank Private, Ltd.	247,876	598,104
Mirvac Group	354,402	762,252
National Australia Bank, Ltd.	296,144	6,152,616
Newcrest Mining, Ltd.	73,495	1,604,535
Northern Star Resources, Ltd.	98,995	892,888
Orica, Ltd.	36,531	381,873
Origin Energy, Ltd.	158,519	485,143
Qantas Airways, Ltd.†	83,180	302,021
QBE Insurance Group, Ltd.	132,386	1,117,517
Ramsay Health Care, Ltd.	16,481	806,780
REA Group, Ltd.	4,742	598,277
Rio Tinto, Ltd.	33,412	3,186,952
Santos, Ltd.	159,365	831,725
Scentre Group	467,164	979,572
SEEK, Ltd.	30,186	711,143
Sonic Healthcare, Ltd.	40,853	1,095,662
South32, Ltd.	435,353	1,000,129
Stockland	214,851	773,486
Suncorp Group, Ltd.	115,261	988,064
Sydney Airport†#	119,020	538,587
Tabcorp Holdings, Ltd.	199,555	786,107
Telstra Corp., Ltd.	374,663	1,016,674
TPG Telecom, Ltd.#	33,470	134,429
Transurban Group#	246,305	2,635,486
Treasury Wine Estates, Ltd.	64,934	582,671
Vicinity Centres	348,271	418,832
Washington H. Soul Pattinson & Co., Ltd.#	9,696	220,951
Wesfarmers, Ltd.	102,052	4,357,636
Westpac Banking Corp.	325,072	6,620,800
WiseTech Global, Ltd.	13,113	285,372
Woodside Petroleum, Ltd.	86,606	1,456,135
Woolworths Group, Ltd.	113,890	3,654,145

		107,312,825

Security Description	Shares	Value (Note 2)

Austria — 0.2%
Erste Group Bank AG	25,145	$1,030,892
OMV AG	13,255	756,789
Raiffeisen Bank International AG	13,323	316,324
Verbund AG#	6,129	560,551
voestalpine AG	10,446	470,810

		3,135,366

Belgium — 0.7%
Ageas SA/NV#	15,760	1,028,191
Anheuser-Busch InBev SA NV	68,581	5,148,329
Elia Group SA NV#	2,781	297,077
Etablissements Franz Colruyt SA	4,894	297,086
Galapagos NV†#	3,823	284,845
Groupe Bruxelles Lambert SA	10,166	1,150,187
KBC Group NV	22,487	1,833,968
Proximus SADP	13,691	277,229
Sofina SA	1,387	574,730
Solvay SA	6,671	898,098
UCB SA	11,379	1,061,801
Umicore SA	17,742	1,061,653

		13,913,194

Bermuda — 0.1%
CK Infrastructure Holdings, Ltd.	59,500	370,682
Hongkong Land Holdings, Ltd.	105,000	514,500
Jardine Matheson Holdings, Ltd.	19,586	1,270,348

		2,155,530

Cayman Islands — 0.5%
ASM Pacific Technology, Ltd.	27,600	365,231
Budweiser Brewing Co. APAC, Ltd.*	155,000	526,260
CK Asset Holdings, Ltd.	232,808	1,541,874
CK Hutchison Holdings, Ltd.	242,808	1,900,628
ESR Cayman, Ltd.†*	165,200	522,576
Melco Resorts & Entertainment, Ltd. ADR†	19,275	331,337
Sands China, Ltd.†	218,400	972,274
WH Group, Ltd.*	862,500	736,819
Wharf Real Estate Investment Co., Ltd.	150,000	879,408
Wynn Macau, Ltd.†	140,400	236,988
Xinyi Glass Holdings, Ltd.	164,000	655,079

		8,668,474

Denmark — 2.0%
Ambu A/S, Class B#	14,751	549,093
AP Moller — Maersk A/S, Series A	286	755,075
AP Moller — Maersk A/S, Series B	552	1,523,427
Carlsberg A/S, Class B	9,272	1,696,821
Chr. Hansen Holding A/S	9,494	850,664
Coloplast A/S, Class B	10,693	1,684,382
Danske Bank A/S	62,081	1,150,364
Demant A/S†	9,749	533,316
DSV PANALPINA A/S	18,631	4,498,729
Genmab A/S†	5,899	2,382,545
GN Store Nord A/S	11,524	976,994
H. Lundbeck A/S	6,274	197,586
Novo Nordisk A/S, Class B	154,984	12,232,101
Novozymes A/S, Class B	18,733	1,363,305
Orsted A/S*	17,026	2,576,431
Pandora A/S	9,001	1,215,641
ROCKWOOL International A/S, Class B	725	359,873
Tryg A/S	29,494	693,072
Vestas Wind Systems A/S	88,620	3,441,215

		38,680,634

123

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finland — 1.0%
Elisa Oyj	12,802	$753,406
Fortum Oyj	39,976	1,136,333
Kesko Oyj, Class B	24,583	847,470
Kone Oyj, Class B	30,592	2,467,379
Neste Oyj	38,078	2,502,804
Nokia Oyj†	508,882	2,636,122
Nordea Bank Abp	291,615	3,121,882
Orion Oyj, Class B	9,541	409,544
Sampo Oyj, Class A	42,395	1,969,716
Stora Enso Oyj, Class R	52,361	914,036
UPM-Kymmene Oyj	48,039	1,825,388
Wartsila Oyj Abp	39,944	538,242

		19,122,322

France — 8.7%
Accor SA†	16,462	659,651
Aeroports de Paris†	2,672	369,336
Air Liquide SA	42,626	7,229,415
Alstom SA†	23,897	1,340,203
Amundi SA*	5,470	484,937
Arkema SA	6,216	816,756
Atos SE	8,910	595,853
AXA SA	174,091	4,793,626
BioMerieux	3,729	427,540
BNP Paribas SA	101,240	6,895,079
Bollore SA	79,553	414,430
Bouygues SA	20,557	836,777
Bureau Veritas SA†	26,456	812,029
Capgemini SE	14,489	2,697,113
Carrefour SA	55,193	1,125,341
Cie de Saint-Gobain†	45,804	3,062,008
Cie Generale des Etablissements Michelin SCA	15,249	2,339,300
CNP Assurances	15,450	279,405
Covivio	4,677	439,958
Credit Agricole SA	103,855	1,545,334
Danone SA	55,620	3,954,244
Dassault Aviation SA	225	281,784
Dassault Systemes SE	11,892	2,729,944
Edenred	22,194	1,203,557
Eiffage SA	7,497	825,908
Electricite de France SA	55,802	777,445
Engie SA	164,392	2,435,684
EssilorLuxottica SA	25,659	4,439,405
Eurazeo SE	3,555	316,682
Faurecia SE	10,592	571,293
Gecina SA	4,126	656,604
Getlink SE	39,602	632,392
Hermes International	2,851	4,006,840
Iliad SA	1,332	220,743
Ipsen SA	3,395	342,712
Kering SA	6,819	6,222,435
Klepierre SA	17,548	505,870
L’Oreal SA	22,676	10,184,321
La Francaise des Jeux SAEM*	7,736	439,137
Legrand SA	24,033	2,509,854
LVMH Moet Hennessy Louis Vuitton SE	24,987	19,866,695
Natixis SA	85,216	421,486
Orange SA	179,565	2,279,483
Orpea SA†	4,653	581,595
Pernod Ricard SA	18,856	4,142,359
Publicis Groupe SA	20,069	1,358,259
Remy Cointreau SA	2,045	426,186
Renault SA†	17,301	713,841
Safran SA	28,842	4,303,569
Sanofi	101,983	10,815,862

Security Description	Shares	Value (Note 2)

France (continued)
Sartorius Stedim Biotech	2,489	$1,075,679
Schneider Electric SE	48,487	7,651,093
SCOR SE†	14,271	462,914
SEB SA	2,241	416,203
Societe Generale SA	72,968	2,331,742
Sodexo SA†	7,963	769,070
Suez SA	31,106	757,127
Teleperformance	5,286	2,027,915
Thales SA	9,590	980,703
TotalEnergies SE	226,856	10,486,020
Ubisoft Entertainment SA†	8,325	608,709
Valeo SA	20,668	674,196
Veolia Environnement SA	48,504	1,520,108
Vinci SA	46,937	5,318,491
Vivendi SE†	74,692	2,706,991
Wendel SE	2,415	336,316
Worldline SA†*	21,350	2,038,040

		165,491,597

Germany — 7.6%
adidas AG	17,137	6,234,832
Allianz SE	37,109	9,749,664
BASF SE	82,668	6,719,959
Bayer AG	88,424	5,551,017
Bayerische Motoren Werke AG	29,801	3,150,749
Bayerische Motoren Werke AG (Preference Shares)	5,118	462,157
Bechtle AG	2,457	472,199
Beiersdorf AG	9,073	1,071,444
Brenntag SE	13,906	1,308,114
Carl Zeiss Meditec AG	3,623	670,221
Commerzbank AG†	90,175	725,542
Continental AG†	9,901	1,459,719
Covestro AG*	16,520	1,154,326
Daimler AG	77,033	7,155,248
Delivery Hero SE†*	11,664	1,600,162
Deutsche Bank AG†	176,720	2,627,390
Deutsche Boerse AG	17,101	2,788,154
Deutsche Lufthansa AG†#	26,900	350,273
Deutsche Post AG	89,218	6,070,865
Deutsche Telekom AG	299,991	6,216,812
Deutsche Wohnen SE	30,768	1,958,546
E.ON SE	202,074	2,436,345
Evonik Industries AG	18,874	673,215
Fresenius Medical Care AG & Co. KGaA	19,195	1,529,904
Fresenius SE & Co. KGaA	37,632	2,025,829
Fuchs Petrolub SE (Preference Shares)	6,255	315,632
GEA Group AG	13,809	604,029
Hannover Rueck SE	5,427	947,029
HeidelbergCement AG	13,394	1,219,445
HelloFresh SE†	13,301	1,212,600
Henkel AG & Co. KGaA	9,353	920,995
Henkel AG & Co. KGaA (Preference Shares)	16,036	1,834,659
HOCHTIEF AG	2,225	186,728
Infineon Technologies AG	117,540	4,768,010
KION Group AG	6,495	692,395
Knorr-Bremse AG	6,529	809,714
LANXESS AG	7,477	558,923
LEG Immobilien SE	6,489	948,770
Merck KGaA	11,633	2,093,123
MTU Aero Engines AG	4,779	1,229,655
Muenchener Rueckversicherungs-Gesellschaft AG	12,610	3,631,340
Nemetschek SE	5,198	383,365
Porsche Automobil Holding SE (Preference Shares)	13,782	1,554,597
Puma SE	8,824	1,009,543
Rational AG	460	412,296

124

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Germany (continued)
RWE AG	57,820	$2,175,190
SAP SE	93,986	13,010,664
Sartorius AG (Preference Shares)	3,201	1,580,901
Scout24 AG*	9,685	784,445
Siemens AG	68,854	11,136,984
Siemens Energy AG†	35,971	1,140,485
Siemens Healthineers AG*	24,189	1,356,284
Symrise AG	11,580	1,532,153
TeamViewer AG†*	14,478	571,499
Telefonica Deutschland Holding AG	93,704	255,616
Uniper SE	18,116	654,573
United Internet AG	9,604	399,834
Volkswagen AG	2,922	1,039,038
Volkswagen AG (Preference Shares)	16,704	4,652,437
Vonovia SE	48,386	3,017,480
Zalando SE†*	13,823	1,473,591

		144,276,708

Hong Kong — 2.1%
AIA Group, Ltd.	1,088,600	13,914,510
Bank of East Asia, Ltd.	118,200	237,896
BOC Hong Kong Holdings, Ltd.	333,000	1,203,552
CLP Holdings, Ltd.	148,000	1,503,666
Galaxy Entertainment Group, Ltd.†	195,000	1,580,422
Hang Lung Properties, Ltd.	182,000	459,168
Hang Seng Bank, Ltd.	68,800	1,429,030
Henderson Land Development Co., Ltd.	130,231	622,553
Hong Kong & China Gas Co., Ltd.	959,546	1,669,120
Hong Kong Exchanges & Clearing, Ltd.	108,400	6,785,388
Link REIT	185,600	1,767,300
MTR Corp., Ltd.#	139,000	773,725
New World Development Co., Ltd.	137,750	742,805
PCCW, Ltd.#	383,000	208,750
Power Assets Holdings, Ltd.	125,000	764,248
Sino Land Co., Ltd.	286,000	448,850
SJM Holdings, Ltd.	179,000	202,505
Sun Hung Kai Properties, Ltd.	117,500	1,804,688
Swire Pacific, Ltd., Class A	45,000	338,041
Swire Properties, Ltd.	105,400	310,323
Techtronic Industries Co., Ltd.	123,500	2,280,348

		39,046,888

Ireland — 0.7%
CRH PLC	70,657	3,667,944
DCC PLC	8,871	753,846
Flutter Entertainment PLC†	14,681	2,724,797
James Hardie Industries PLC CDI	39,957	1,324,215
Kerry Group PLC, Class A	14,313	1,930,411
Kingspan Group PLC	13,893	1,302,148
Smurfit Kappa Group PLC	22,059	1,169,336

		12,872,697

Isle of Man — 0.1%
Entain PLC†	52,656	1,232,618

Israel — 0.5%
Azrieli Group, Ltd.	3,820	291,232
Bank Hapoalim BM†	102,203	866,948
Bank Leumi Le-Israel BM†	130,769	1,022,325
Check Point Software Technologies, Ltd.†	10,129	1,184,890
CyberArk Software, Ltd.†	3,497	442,510
Elbit Systems, Ltd.	2,387	310,406
ICL Group, Ltd.	63,391	459,482
Israel Discount Bank, Ltd., Class A†	104,768	520,454
Mizrahi Tefahot Bank, Ltd.†	12,626	376,176
NICE, Ltd.†	5,646	1,233,814

Security Description	Shares	Value (Note 2)

Israel (continued)
Teva Pharmaceutical Industries, Ltd. ADR†	98,624	$1,025,690
Wix.com, Ltd.†	5,053	1,313,073

		9,047,000

Italy — 1.5%
Amplifon SpA	11,207	532,305
Assicurazioni Generali SpA#	99,298	2,036,110
Atlantia SpA†#	44,595	875,268
DiaSorin SpA	2,266	399,708
Enel SpA	732,047	7,191,547
Eni SpA	227,167	2,785,700
FinecoBank Banca Fineco SpA†	54,863	918,908
Infrastrutture Wireless Italiane SpA*	30,248	337,728
Intesa Sanpaolo SpA	1,486,524	4,380,489
Mediobanca Banca di Credito Finanziario SpA†	55,899	665,300
Moncler SpA	17,440	1,236,050
Nexi SpA†*	39,552	797,752
Poste Italiane SpA*	47,023	663,162
Prysmian SpA	21,721	747,747
Recordati Industria Chimica e Farmaceutica SpA	9,411	522,054
Snam SpA	181,498	1,063,922
Telecom Italia SpA	752,602	402,530
Telecom Italia SpA (RSP)	542,536	310,024
Terna SpA	126,637	964,863
UniCredit SpA	191,298	2,449,422

		29,280,589

Japan — 19.1%
ABC-Mart, Inc.	3,000	170,711
Acom Co., Ltd.	35,900	159,832
Advantest Corp.	18,000	1,620,795
Aeon Co., Ltd.	58,900	1,572,311
Aeon Mall Co., Ltd.	9,200	149,013
AGC, Inc.#	17,400	757,245
Air Water, Inc.	16,500	275,213
Aisin Corp.	14,600	638,048
Ajinomoto Co., Inc.	42,000	962,098
Alfresa Holdings Corp.	16,900	260,343
Amada Co., Ltd.	29,100	308,394
ANA Holdings, Inc.†	14,100	340,834
Asahi Group Holdings, Ltd.#	41,100	1,952,938
Asahi Intecc Co., Ltd.#	17,600	433,931
Asahi Kasei Corp.	112,900	1,238,626
Astellas Pharma, Inc.	167,600	2,742,851
Azbil Corp.	11,100	443,151
Bandai Namco Holdings, Inc.	18,000	1,285,000
Bank of Kyoto, Ltd.	5,100	250,275
Bridgestone Corp.#	48,200	2,109,065
Brother Industries, Ltd.	20,100	418,525
Calbee, Inc.	7,800	179,314
Canon, Inc.#	90,000	2,097,692
Capcom Co., Ltd.	15,800	517,868
Casio Computer Co., Ltd.	17,500	303,523
Central Japan Railway Co.	13,000	1,925,115
Chiba Bank, Ltd.	47,700	302,264
Chubu Electric Power Co., Inc.	58,000	692,293
Chugai Pharmaceutical Co., Ltd.	60,400	2,308,546
Chugoku Electric Power Co., Inc.	26,100	252,837
Coca-Cola Bottlers Japan Holdings, Inc.#	11,102	182,346
Concordia Financial Group, Ltd.	92,500	337,711
Cosmos Pharmaceutical Corp.#	1,810	250,979
CyberAgent, Inc.	36,596	732,353
Dai Nippon Printing Co., Ltd.	21,900	470,361
Dai-ichi Life Holdings, Inc.	97,100	1,974,091
Daifuku Co., Ltd.	9,091	761,480

125

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan — (continued)
Daiichi Sankyo Co., Ltd.	153,200	$3,528,893
Daikin Industries, Ltd.	22,400	4,406,173
Daito Trust Construction Co., Ltd.	5,900	618,819
Daiwa House Industry Co., Ltd.	51,000	1,488,651
Daiwa House REIT Investment Corp.	178	495,908
Daiwa Securities Group, Inc.	130,000	745,427
Denso Corp.	39,000	2,664,151
Dentsu Group, Inc.#	19,500	667,547
Disco Corp.	2,600	795,375
East Japan Railway Co.	27,200	1,894,478
Eisai Co., Ltd.	22,700	1,520,705
ENEOS Holdings, Inc.	276,200	1,137,893
FANUC Corp.	17,300	4,142,486
Fast Retailing Co., Ltd.	5,200	4,221,642
Fuji Electric Co., Ltd.	11,400	532,453
FUJIFILM Holdings Corp.	32,400	2,249,578
Fujitsu, Ltd.	17,700	2,866,067
Fukuoka Financial Group, Inc.	15,500	282,524
GLP J-REIT	370	629,608
GMO Payment Gateway, Inc.	3,700	442,646
Hakuhodo DY Holdings, Inc.#	21,000	346,638
Hamamatsu Photonics KK	12,600	764,019
Hankyu Hanshin Holdings, Inc.	20,600	641,435
Harmonic Drive Systems, Inc.#	3,900	209,496
Hikari Tsushin, Inc.	1,900	376,765
Hino Motors, Ltd.	25,900	240,053
Hirose Electric Co., Ltd.	2,935	416,594
Hisamitsu Pharmaceutical Co., Inc.	4,600	251,286
Hitachi Construction Machinery Co., Ltd.	9,700	320,581
Hitachi Metals, Ltd.†#	19,300	372,698
Hitachi, Ltd.	87,100	4,548,692
Honda Motor Co., Ltd.	146,700	4,478,400
Hoshizaki Corp.	4,600	407,502
Hoya Corp.	33,800	4,415,988
Hulic Co., Ltd.#	27,300	305,971
Ibiden Co., Ltd.	9,500	439,386
Idemitsu Kosan Co., Ltd.	17,376	408,949
Iida Group Holdings Co., Ltd.	13,200	350,446
Inpex Corp.#	92,100	631,413
Isuzu Motors, Ltd.	49,600	651,639
Ito En, Ltd.	4,843	267,206
ITOCHU Corp.	121,200	3,585,185
Itochu Techno-Solutions Corp.	8,600	270,132
Japan Airlines Co., Ltd.†	12,700	288,954
Japan Airport Terminal Co., Ltd.†#	4,600	204,170
Japan Exchange Group, Inc.	45,900	1,057,286
Japan Metropolitan Fund Investment Corp.	629	634,526
Japan Post Bank Co., Ltd.#	36,500	309,387
Japan Post Holdings Co., Ltd.	141,800	1,175,868
Japan Post Insurance Co., Ltd.	20,300	388,128
Japan Real Estate Investment Corp.	118	709,064
Japan Tobacco, Inc.	108,000	2,126,371
JFE Holdings, Inc.	44,200	586,731
JSR Corp.	18,300	537,329
Kajima Corp.	40,400	557,254
Kakaku.com, Inc.	12,100	367,401
Kansai Electric Power Co., Inc.	63,400	599,164
Kansai Paint Co., Ltd.	15,900	427,773
Kao Corp.	43,400	2,645,450
KDDI Corp.	145,200	4,913,811
Keihan Holdings Co., Ltd.	8,700	274,462
Keikyu Corp.	19,899	255,815
Keio Corp.	9,300	575,773
Keisei Electric Railway Co., Ltd.	11,600	356,444
Keyence Corp.	16,400	8,043,593

Security Description	Shares	Value (Note 2)

Japan — (continued)
Kikkoman Corp.#	13,100	$848,008
Kintetsu Group Holdings Co., Ltd.†	15,400	541,212
Kirin Holdings Co., Ltd.#	74,000	1,489,971
Kobayashi Pharmaceutical Co., Ltd.	4,401	389,473
Kobe Bussan Co., Ltd.#	11,040	277,822
Koei Tecmo Holdings Co, Ltd.	5,330	251,857
Koito Manufacturing Co., Ltd.	9,400	608,495
Komatsu, Ltd.	78,800	2,297,960
Konami Holdings Corp.	8,400	536,878
Kose Corp.	2,979	465,693
Kubota Corp.#	92,500	2,095,325
Kuraray Co., Ltd.	28,700	296,838
Kurita Water Industries, Ltd.	8,900	407,584
Kyocera Corp.	28,900	1,768,706
Kyowa Kirin Co., Ltd.#	24,300	732,308
Kyushu Electric Power Co., Inc.	34,100	274,762
Kyushu Railway Co.	13,400	304,637
Lasertec Corp.†#	6,825	1,280,056
Lawson, Inc.#	4,500	201,985
Lion Corp.	20,200	352,560
LIXIL Corp.	24,000	628,652
M3, Inc.	39,700	2,677,270
Makita Corp.	20,200	971,057
Marubeni Corp.	148,600	1,308,697
Marui Group Co., Ltd.	17,100	324,610
Mazda Motor Corp.†	51,200	435,854
McDonald’s Holdings Co. Japan, Ltd.#	6,000	270,679
Medipal Holdings Corp.	16,500	314,572
MEIJI Holdings Co., Ltd.	10,300	637,684
Mercari, Inc.†	7,800	368,571
Minebea Mitsumi, Inc.	32,700	887,204
MISUMI Group, Inc.	25,600	820,431
Mitsubishi Chemical Holdings Corp.	115,200	918,370
Mitsubishi Corp.	120,300	3,268,313
Mitsubishi Electric Corp.	164,300	2,531,029
Mitsubishi Estate Co., Ltd.	106,400	1,718,035
Mitsubishi Gas Chemical Co., Inc.	14,200	330,064
Mitsubishi HC Capital, Inc.	59,400	329,895
Mitsubishi Heavy Industries, Ltd.	28,800	869,231
Mitsubishi UFJ Financial Group, Inc.	1,100,200	6,210,443
Mitsui & Co., Ltd.	146,800	3,226,432
Mitsui Chemicals, Inc.	16,600	554,668
Mitsui Fudosan Co., Ltd.	82,500	1,914,997
Miura Co., Ltd.	7,936	363,437
Mizuho Financial Group, Inc.	217,120	3,307,159
MonotaRO Co., Ltd.	22,600	523,050
MS&AD Insurance Group Holdings, Inc.	40,100	1,220,506
Murata Manufacturing Co., Ltd.	51,700	3,896,975
Nabtesco Corp.#	10,100	461,620
Nagoya Railroad Co., Ltd.†	16,800	321,209
NEC Corp.	23,300	1,084,017
Nexon Co., Ltd.	43,900	1,032,800
NGK Insulators, Ltd.	23,200	405,131
NGK Spark Plug Co., Ltd.	13,800	216,609
NH Foods, Ltd.	7,400	294,760
Nidec Corp.	40,200	4,586,024
Nihon M&A Center, Inc.	27,248	649,973
Nintendo Co., Ltd.	10,100	6,225,429
Nippon Building Fund, Inc.#	134	846,688
Nippon Express Co., Ltd.	6,500	519,006
Nippon Paint Holdings Co., Ltd.#	66,000	951,828
Nippon Prologis REIT, Inc.#	189	584,199
Nippon Sanso Holdings Corp.#	13,600	267,456
Nippon Shinyaku Co., Ltd.	4,100	292,657
Nippon Steel Corp.	72,700	1,360,208

126

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan — (continued)
Nippon Telegraph & Telephone Corp.	115,900	$3,093,375
Nippon Yusen KK	13,800	567,278
Nissan Chemical Corp.	11,100	573,014
Nissan Motor Co., Ltd.†	208,900	1,025,338
Nisshin Seifun Group, Inc.	17,800	266,429
Nissin Foods Holdings Co., Ltd.	5,700	411,535
Nitori Holdings Co., Ltd.	7,200	1,243,210
Nitto Denko Corp.	14,300	1,105,358
Nomura Holdings, Inc.	283,000	1,548,532
Nomura Real Estate Holdings, Inc.	10,400	265,788
Nomura Real Estate Master Fund, Inc.	382	603,076
Nomura Research Institute, Ltd.	28,800	915,118
NSK, Ltd.	32,200	304,601
NTT Data Corp.	56,800	920,508
Obayashi Corp.	58,400	490,234
OBIC Co., Ltd.	6,300	1,177,002
Odakyu Electric Railway Co., Ltd.	26,499	682,047
Oji Holdings Corp.	77,600	458,528
Olympus Corp.	104,900	2,245,367
Omron Corp.	16,700	1,310,639
Ono Pharmaceutical Co., Ltd.	33,300	750,982
Oracle Corp. Japan	3,500	317,704
Oriental Land Co., Ltd.	18,000	2,672,918
ORIX Corp.	118,300	2,080,361
Orix JREIT, Inc.	236	437,256
Osaka Gas Co., Ltd.	33,800	634,548
Otsuka Corp.	9,400	501,516
Otsuka Holdings Co., Ltd.#	35,100	1,443,179
Pan Pacific International Holdings Corp.	37,100	728,252
Panasonic Corp.	198,730	2,256,260
PeptiDream, Inc.†	8,500	397,005
Persol Holdings Co., Ltd.	15,974	301,780
Pigeon Corp.	10,400	292,111
Pola Orbis Holdings, Inc.#	8,232	213,454
Rakuten Group, Inc.	77,500	885,533
Recruit Holdings Co., Ltd.	122,083	6,174,453
Renesas Electronics Corp.†	69,900	708,960
Resona Holdings, Inc.	186,500	793,306
Ricoh Co., Ltd.	60,300	712,609
Rinnai Corp.	3,300	320,280
Rohm Co., Ltd.	7,900	745,873
Ryohin Keikaku Co., Ltd.	21,440	405,825
Santen Pharmaceutical Co., Ltd.	32,400	431,567
SBI Holdings, Inc.	21,900	550,915
SCSK Corp.	4,714	272,535
Secom Co., Ltd.	18,900	1,474,694
Sega Sammy Holdings, Inc.	15,600	197,850
Seibu Holdings, Inc.†	18,900	217,849
Seiko Epson Corp.	25,200	443,957
Sekisui Chemical Co., Ltd.	32,200	546,757
Sekisui House, Ltd.	55,500	1,151,081
Seven & i Holdings Co., Ltd.	67,800	2,923,483
SG Holdings Co., Ltd.	28,856	642,616
Sharp Corp.	19,200	349,266
Shimadzu Corp.	20,000	698,320
Shimamura Co., Ltd.	2,000	189,739
Shimano, Inc.	6,700	1,512,815
Shimizu Corp.	49,700	405,890
Shin-Etsu Chemical Co., Ltd.	31,900	5,476,164
Shinsei Bank, Ltd.	14,000	216,689
Shionogi & Co., Ltd.	23,800	1,204,139
Shiseido Co., Ltd.	36,000	2,598,844
Shizuoka Bank, Ltd.#	37,500	296,012
SMC Corp.	5,200	3,101,962
SoftBank Corp.	258,500	3,310,240

Security Description	Shares	Value (Note 2)

Japan — (continued)
SoftBank Group Corp.	141,100	$10,606,106
Sohgo Security Services Co., Ltd.	6,400	291,929
Sompo Holdings, Inc.	30,200	1,210,915
Sony Group Corp.	113,500	11,144,876
Square Enix Holdings Co., Ltd.	8,300	442,072
Stanley Electric Co., Ltd.	11,700	347,266
Subaru Corp.	55,400	1,074,609
SUMCO Corp.#	23,604	546,072
Sumitomo Chemical Co., Ltd.	134,100	732,553
Sumitomo Corp.	107,000	1,488,560
Sumitomo Dainippon Pharma Co., Ltd.	16,100	305,773
Sumitomo Electric Industries, Ltd.	67,900	1,036,412
Sumitomo Metal Mining Co., Ltd.	20,900	933,921
Sumitomo Mitsui Financial Group, Inc.	117,500	4,226,726
Sumitomo Mitsui Trust Holdings, Inc.	30,400	1,043,733
Sumitomo Realty & Development Co., Ltd.	27,900	924,369
Sundrug Co., Ltd.	6,480	216,521
Suntory Beverage & Food, Ltd.#	12,500	459,212
Suzuken Co., Ltd.	6,000	189,011
Suzuki Motor Corp.	33,100	1,429,356
Sysmex Corp.	15,100	1,534,265
T&D Holdings, Inc.	48,400	656,585
Taiheiyo Cement Corp.	10,300	236,412
Taisei Corp.	17,200	598,206
Taisho Pharmaceutical Holdings Co., Ltd.	3,100	175,554
Takeda Pharmaceutical Co., Ltd.	141,900	4,804,717
TDK Corp.	11,700	1,484,936
Teijin, Ltd.	16,000	257,404
Terumo Corp.	58,100	2,230,689
THK Co., Ltd.	10,800	350,052
TIS, Inc.	20,156	516,585
Tobu Railway Co., Ltd.	17,000	431,365
Toho Co., Ltd.	10,100	417,021
Toho Gas Co., Ltd.	6,700	366,004
Tohoku Electric Power Co., Inc.	38,500	311,968
Tokio Marine Holdings, Inc.	56,900	2,682,980
Tokyo Century Corp.	3,916	229,608
Tokyo Electric Power Co. Holdings, Inc.†	130,200	401,856
Tokyo Electron, Ltd.	13,400	5,936,578
Tokyo Gas Co., Ltd.	33,800	666,706
Tokyu Corp.	45,000	600,628
Tokyu Fudosan Holdings Corp.	55,100	326,080
Toppan Printing Co., Ltd.	23,600	412,116
Toray Industries, Inc.	124,800	807,419
Toshiba Corp.	34,800	1,455,875
Tosoh Corp.	23,400	407,559
TOTO, Ltd.	12,700	682,205
Toyo Suisan Kaisha, Ltd.	8,000	319,752
Toyoda Gosei Co., Ltd.	5,900	149,763
Toyota Industries Corp.	13,200	1,122,484
Toyota Motor Corp.	190,900	15,842,432
Toyota Tsusho Corp.	19,100	852,966
Trend Micro, Inc.	12,000	606,364
Tsuruha Holdings, Inc.#	3,304	400,084
Unicharm Corp.	36,300	1,428,733
United Urban Investment Corp.#	267	381,654
USS Co., Ltd.	19,699	343,278
Welcia Holdings Co., Ltd.	8,500	258,866
West Japan Railway Co.	14,600	828,133
Yakult Honsha Co., Ltd.	11,500	618,792
Yamada Holdings Co., Ltd.	65,200	315,805
Yamaha Corp.	12,100	723,786
Yamaha Motor Co., Ltd.#	25,200	733,045
Yamato Holdings Co., Ltd.	26,200	718,004
Yamazaki Baking Co., Ltd.#	10,900	162,555

127

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan — (continued)
Yaskawa Electric Corp.	21,600	$1,044,257
Yokogawa Electric Corp.	20,500	323,453
Z Holdings Corp.	238,800	1,118,828
ZOZO, Inc.	9,793	330,342

		362,243,120

Jersey — 0.6%
Experian PLC	82,557	3,166,856
Ferguson PLC	20,255	2,754,910
Glencore PLC	899,448	4,103,155
WPP PLC	110,287	1,524,445

		11,549,366

Luxembourg — 0.3%
ArcelorMittal SA†	64,518	2,116,003
Aroundtown SA	89,922	752,894
Eurofins Scientific SE†	12,018	1,293,628
SES SA FDR	34,513	297,133
Tenaris SA	42,502	483,565

		4,943,223

Netherlands — 4.5%
ABN AMRO Bank NV CVA†*	38,072	506,982
Adyen NV†*	1,637	3,773,691
Aegon NV	161,053	757,303
Airbus SE†	52,933	6,884,810
Akzo Nobel NV	17,368	2,230,191
Argenx SE†#	4,061	1,117,708
ASM International NV	4,258	1,335,490
ASML Holding NV	38,312	25,564,942
CNH Industrial NV	92,103	1,586,449
Davide Campari-Milano NV	52,275	674,759
EXOR NV	9,761	835,594
Ferrari NV	11,345	2,392,704
Heineken Holding NV#	10,370	1,043,270
Heineken NV#	23,330	2,777,266
ING Groep NV	351,080	4,854,931
JDE Peet’s NV†#	6,746	265,384
Just Eat Takeaway.com NV†#*	11,380	1,030,254
Koninklijke Ahold Delhaize NV	99,071	2,854,186
Koninklijke DSM NV	15,513	2,850,841
Koninklijke KPN NV	321,538	1,065,726
Koninklijke Philips NV	82,000	4,602,264
Koninklijke Vopak NV	6,225	293,623
NN Group NV	26,754	1,354,923
Prosus NV	43,868	4,542,245
QIAGEN NV†	20,776	1,020,759
Randstad NV	10,724	833,552
Stellantis NV#	184,341	3,654,710
STMicroelectronics NV	57,369	2,144,931
Wolters Kluwer NV	24,078	2,303,148

		85,152,636

New Zealand — 0.2%
a2 Milk Co., Ltd.†#	66,839	283,730
Auckland International Airport, Ltd.†	112,657	594,928
Fisher & Paykel Healthcare Corp., Ltd.	51,868	1,119,305
Mercury NZ, Ltd.	61,307	291,113
Meridian Energy, Ltd.	115,324	436,918
Ryman Healthcare, Ltd.	36,002	341,907
Spark New Zealand, Ltd.	166,679	546,962
Xero, Ltd.†	10,929	1,117,598

		4,732,461

Security Description	Shares	Value (Note 2)

Norway — 0.5%
Adevinta ASA†	21,577	$416,034
DNB ASA	83,725	1,847,096
Equinor ASA	87,963	1,889,685
Gjensidige Forsikring ASA	18,001	401,864
Mowi ASA#	39,561	1,027,933
Norsk Hydro ASA	121,044	792,293
Orkla ASA	67,601	701,472
Schibsted ASA, Class A	6,805	331,991
Schibsted ASA, Class B	8,822	367,522
Telenor ASA#	62,980	1,087,446
Yara International ASA	15,687	835,277

		9,698,613

Papua New Guinea — 0.0%
Oil Search, Ltd.#	177,667	498,547

Portugal — 0.1%
Banco Espirito Santo SA†(1)	213,818	0
EDP — Energias de Portugal SA	249,854	1,433,540
Galp Energia SGPS SA	45,116	560,070
Jeronimo Martins SGPS SA	22,656	437,349

		2,430,959

Singapore — 0.9%
Ascendas Real Estate Investment Trust	289,324	640,997
CapitaLand Integrated Commercial Trust	407,652	644,229
CapitaLand, Ltd.	237,500	657,278
City Developments, Ltd.	40,900	237,204
DBS Group Holdings, Ltd.	161,700	3,671,721
Genting Singapore, Ltd.	544,300	347,776
Keppel Corp., Ltd.	131,100	528,365
Mapletree Commercial Trust	193,900	307,894
Mapletree Logistics Trust	260,378	391,797
Oversea-Chinese Banking Corp., Ltd.	302,200	2,824,342
Singapore Airlines, Ltd.†#	120,549	453,939
Singapore Exchange, Ltd.	72,300	564,733
Singapore Technologies Engineering, Ltd.	140,500	411,142
Singapore Telecommunications, Ltd.	734,900	1,339,213
Suntec Real Estate Investment Trust	178,000	193,815
United Overseas Bank, Ltd.	106,100	2,091,514
UOL Group, Ltd.	41,800	233,574
Venture Corp., Ltd.	24,852	357,418
Wilmar International, Ltd.	172,900	623,617

		16,520,568

Spain — 2.1%
ACS Actividades de Construccion y Servicios SA	21,304	662,469
Aena SME SA†*	6,075	1,063,071
Amadeus IT Group SA†	40,547	3,052,736
Banco Bilbao Vizcaya Argentaria SA	600,148	3,758,783
Banco Santander SA	1,560,756	6,516,774
CaixaBank SA	400,110	1,369,087
Cellnex Telecom SA#*	39,722	2,377,385
Enagas SA	22,402	525,191
Endesa SA	28,588	777,414
Ferrovial SA	43,805	1,283,634
Grifols SA#	26,848	747,449
Iberdrola SA	550,721	7,383,985
Industria de Diseno Textil SA	98,181	3,794,142
Naturgy Energy Group SA#	26,181	684,183
Red Electrica Corp. SA	38,960	780,110
Repsol SA	135,104	1,799,757
Siemens Gamesa Renewable Energy SA†#	21,457	703,073
Telefonica SA	455,610	2,233,486

		39,512,729

128

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
SupraNational — 0.1%
HK Electric Investments & HK Electric Investments, Ltd.	238,769	$242,125
HKT Trust & HKT, Ltd.	341,000	462,230
Unibail-Rodamco-Westfield†	12,463	1,081,794

		1,786,149

Sweden — 2.8%
Alfa Laval AB	28,315	1,066,908
Assa Abloy AB, Class B	90,212	2,769,102
Atlas Copco AB, Class A	60,440	3,659,524
Atlas Copco AB, Class B	35,122	1,809,359
Boliden AB	24,618	985,710
Boliden AB (Redemption Shares)†	24,618	17,787
Electrolux AB, Series B	20,300	574,716
Epiroc AB (Redemption Shares)†	59,315	21,393
Epiroc AB, Class A	59,315	1,340,706
Epiroc AB, Class B	35,100	698,902
Epiroc AB, Class B (Redemption Shares)†	35,100	12,680
EQT AB	21,443	774,919
Essity AB, Class B	54,775	1,889,123
Evolution AB*	14,401	2,752,858
Fastighets AB Balder, Class B†	9,114	578,614
Hennes & Mauritz AB, Class B†	72,308	1,844,674
Hexagon AB, Class B	177,317	2,523,903
Husqvarna AB, Class B	37,639	550,932
ICA Gruppen AB	9,052	437,440
Industrivarden AB, Class A	9,617	390,510
Industrivarden AB, Class C	14,373	563,729
Investment AB Latour, Class B	13,325	455,231
Investor AB, Class B	163,984	3,783,570
Kinnevik AB†	21,773	414,267
Kinnevik AB, Class B	21,773	830,369
L E Lundbergforetagen AB, Class B	6,840	429,469
Lundin Energy AB	16,728	574,310
Nibe Industrier AB, Class B	112,268	1,219,730
Sandvik AB	101,612	2,674,853
Securitas AB, Class B	28,183	450,533
Skandinaviska Enskilda Banken AB, Class A	146,486	1,870,732
Skanska AB, Class B	30,619	859,853
SKF AB, Class B	34,340	925,890
Svenska Cellulosa AB SCA, Class B	54,531	904,237
Svenska Handelsbanken AB, Class A	140,033	1,567,923
Swedbank AB, Class A	81,510	1,463,306
Swedish Match AB	145,990	1,351,930
Tele2 AB, Class B	45,078	605,806
Telefonaktiebolaget LM Ericsson, Class B	262,706	3,478,640
Telia Co. AB	220,854	963,027
Volvo AB, Class B	128,178	3,351,029

		53,438,194

Switzerland — 7.7%
ABB, Ltd.	165,874	5,655,759
Adecco Group AG	13,948	960,466
Alcon, Inc.	44,256	3,077,994
Baloise Holding AG	4,173	688,000
Banque Cantonale Vaudoise	2,711	251,660
Barry Callebaut AG	272	622,319
Chocoladefabriken Lindt & Spruengli AG	9	913,508
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	92	877,043
Cie Financiere Richemont SA	46,983	5,727,277
Clariant AG	17,926	387,716
Coca-Cola HBC AG	18,031	657,374
Credit Suisse Group AG	220,311	2,400,276
EMS-Chemie Holding AG	737	690,707

Security Description	Shares	Value (Note 2)

Switzerland (continued)
Geberit AG	3,334	$2,411,451
Givaudan SA	831	3,707,396
Holcim, Ltd.	47,122	2,800,603
Julius Baer Group, Ltd.	20,144	1,379,511
Kuehne & Nagel International AG	4,860	1,640,351
Logitech International SA	14,802	1,833,177
Lonza Group AG	6,703	4,314,660
Nestle SA	259,306	31,912,367
Novartis AG	199,845	17,533,927
Partners Group Holding AG	1,682	2,556,191
Roche Holding AG	2,880	1,078,999
Roche Holding AG (Participation Certificate)	63,235	21,982,862
Schindler Holding AG	1,811	523,469
Schindler Holding AG (Participation Certificate)	3,665	1,082,591
SGS SA	545	1,698,316
Sika AG#	12,761	4,104,233
Sonova Holding AG†	4,927	1,751,701
Straumann Holding AG	931	1,456,790
Swatch Group AG (TRQX)	4,736	328,282
Swatch Group AG (XEGT)	2,604	943,172
Swiss Life Holding AG	2,737	1,419,163
Swiss Prime Site AG	6,838	697,864
Swiss Re AG	25,719	2,470,396
Swisscom AG	2,331	1,311,268
Temenos AG	6,011	925,206
UBS Group AG	329,970	5,350,320
Vifor Pharma AG	4,095	597,519
Zurich Insurance Group AG	13,542	5,654,670

		146,376,554

United Kingdom — 11.2%
3i Group PLC	87,587	1,545,038
Admiral Group PLC	17,358	723,982
Anglo American PLC	110,415	4,912,403
Antofagasta PLC	35,493	777,963
Ashtead Group PLC	40,624	2,967,902
Associated British Foods PLC	32,065	1,056,172
AstraZeneca PLC	118,115	13,486,942
Auto Trader Group PLC†*	86,953	693,011
AVEVA Group PLC	10,347	513,791
Aviva PLC	353,520	2,062,982
BAE Systems PLC	289,649	2,164,618
Barclays PLC	1,562,112	4,059,092
Barratt Developments PLC	91,654	983,856
Berkeley Group Holdings PLC	11,281	749,081
BHP Group PLC	190,098	5,727,379
BP PLC	1,824,291	7,926,049
British American Tobacco PLC	206,495	7,950,377
British Land Co. PLC	79,238	573,498
BT Group PLC†	803,329	1,993,368
Bunzl PLC	30,331	983,561
Burberry Group PLC†	36,430	1,104,304
Coca-Cola Europacific Partners PLC	18,454	1,116,836
Compass Group PLC†	160,558	3,665,063
Croda International PLC	12,557	1,245,281
Diageo PLC	210,499	10,168,760
Direct Line Insurance Group PLC	122,817	518,181
Evraz PLC	45,894	415,272
Fresnillo PLC	16,581	211,214
GlaxoSmithKline PLC	451,597	8,614,763
Halma PLC	34,170	1,262,741
Hargreaves Lansdown PLC	29,884	702,732
Hikma Pharmaceuticals PLC	15,559	539,649
HSBC Holdings PLC	1,833,199	11,845,016

129

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
Imperial Brands PLC	85,182	$1,934,177
Informa PLC†	135,201	1,043,776
InterContinental Hotels Group PLC†	15,618	1,090,705
Intertek Group PLC	14,526	1,118,959
J Sainsbury PLC	160,140	603,610
JD Sports Fashion PLC†	46,426	622,749
Johnson Matthey PLC	17,419	752,977
Kingfisher PLC	189,926	971,129
Land Securities Group PLC#	63,400	632,698
Legal & General Group PLC	537,056	2,166,830
Lloyds Banking Group PLC	6,375,024	4,513,607
London Stock Exchange Group PLC	28,469	3,060,032
M&G PLC	234,006	811,959
Melrose Industries PLC	437,271	1,071,696
Mondi PLC	43,703	1,182,433
National Grid PLC	316,855	4,223,252
Natwest Group PLC	436,671	1,282,783
Next PLC†	11,966	1,385,355
Ocado Group PLC†#	43,769	1,173,348
Pearson PLC	67,772	786,934
Persimmon PLC	28,707	1,287,370
Phoenix Group Holdings PLC	49,465	516,378
Prudential PLC	234,819	5,001,984
Reckitt Benckiser Group PLC	64,054	5,788,655
RELX PLC	173,890	4,538,211
Rentokil Initial PLC	166,900	1,122,225
Rio Tinto PLC	100,996	8,691,440
Rolls-Royce Holdings PLC†	753,131	1,143,836
Royal Dutch Shell PLC, Class A	369,135	7,049,034
Royal Dutch Shell PLC, Class B	333,578	6,076,528
RSA Insurance Group, Ltd.	93,125	904,228
Sage Group PLC	98,384	916,756
Schroders PLC	11,189	564,812
Segro PLC	107,249	1,588,233
Severn Trent PLC	21,499	748,418
Smith & Nephew PLC	78,818	1,723,120
Smiths Group PLC	35,673	784,440
Spirax-Sarco Engineering PLC	6,637	1,196,200
SSE PLC	93,778	2,052,172
St James’s Place PLC	48,344	958,788
Standard Chartered PLC	241,463	1,740,090
Standard Life Aberdeen PLC	198,446	774,468
Taylor Wimpey PLC	328,019	797,881
Tesco PLC	695,898	2,204,781
Unilever PLC (Euronext Amsterdam)	131,900	7,844,431
Unilever PLC (LSE)	104,747	6,282,766
United Utilities Group PLC	61,374	856,705
Vodafone Group PLC	2,415,039	4,397,230
Whitbread PLC†	18,166	820,329
WM Morrison Supermarkets PLC#	216,885	544,331

		212,605,726

Total Common Stocks
(cost $1,180,452,134)		1,545,725,287

EXCHANGE-TRADED FUNDS — 4.1%
United States — 4.1%
iShares MSCI EAFE ETF (cost $63,716,646)	971,600	78,534,428

RIGHTS† — 0.0%
Singapore — 0.0%
Singapore Airlines, Ltd. Expires 06/16/2021	251,947	0

Security Description	Shares/ Principal Amount	Value (Note 2)

Spain — 0.0%
Ferrovial SA Expires 06/01/2021	43,805	$10,582

Total Rights
(cost $10,422)		10,582

WARRANTS† — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023 (cost $0)	94,272	61,835

Total Long-Term Investment Securities
(cost $1,244,179,202)		1,624,332,132

SHORT-TERM INVESTMENT SECURITIES — 3.1%
Registered Investment Companies — 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(2)(3)	37,957,813	37,957,813

U.S. Government Treasuries — 1.1%
United States Treasury Bills 0.08% due 02/24/2022(4)	$6,000,000	5,998,939
0.09% due 12/02/2021(4)	2,900,000	2,899,629
0.10% due 11/04/2021(4)	8,000,000	7,999,306
0.10% due 12/30/2021(4)	750,000	749,879
0.12% due 10/07/2021(4)	2,500,000	2,499,856

		20,147,609

Total Short-Term Investment Securities
(cost $58,097,991)		58,105,422

REPURCHASE AGREEMENTS — 12.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 05/28/2021, to be repurchased 06/01/2021 in the amount of $231,725,000 and collateralized by $236,954,200 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2024 and having an approximate value of $236,359,504 (cost $231,725,000)	231,725,000	231,725,000

TOTAL INVESTMENTS
(cost $1,534,002,193)(5)	100.8%	1,914,162,554
Liabilities in excess of other assets	(0.8)	(14,876,351)

NET ASSETS	100.0%	$1,899,286,203

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2021, the aggregate value of these securities was $28,260,401 representing 1.5% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

At May 31, 2021, the Fund had loaned securities with a total value of $47,596,814. This was secured by collateral of $37,957,813, which was received in cash and subsequently invested in short-term investments currently valued at $37,957,813 as reported in the Portfolio of Investments. Additional collateral of $12,577,696 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
United States Treasury Bills	0.00%	07/15/2021 to 08/05/2021	$426,747
United States Treasury Notes/Bonds	0.13% to 8.13%	06/30/2021 to 02/15/2051	12,150,949

130

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

(3)	The rate shown is the 7-day yield as of May 31, 2021.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements of open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CDI—Chess Depositary Interest

CVA—Certification Van Aandelen (Dutch Cert.)

ETF—Exchange-Traded Funds

Euronext Amerstdam—Euronext Stock Exchange, Amsterdam

FDR—Fiduciary Depositary Receipt

LSE—London Stock Exchange

RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange

TRQX—Turquoise Stock Exchange

XEGT—Equiduct Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2,272	Long	MSCI EAFE Index	June 2021	$253,201,287	$265,483,200	$12,281,913

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stock
Australia	$107,312,825	$—	$0	$107,312,825
Portugal	2,430,959	—	0	2,430,959
Other Countries	1,435,981,503	—	—	1,435,981,503
Exchange-Traded Funds	78,534,428	—	—	78,534,428
Rights	—	10,582	—	10,582
Warrants	61,835	—	—	61,835
Short-Term Investment Securities:
Registered Investment Companies	37,957,813	—	—	37,957,813
U.S. Government Treasuries	—	20,147,609	—	20,147,609
Repurchase Agreements	—	231,725,000	—	231,725,000

Total Investments at Value	$1,662,279,363	$251,883,191	$0	$1,914,162,554

Other Financial Instruments:†

Futures Contracts	$12,281,913	$—	$—	$12,281,913

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There are no Level 3 transfers during the reporting period.

See Notes to Financial Statements

131

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Sovereign	62.3%
United States Treasury Notes	23.1
United States Treasury Bonds	3.8
Registered Investment Companies	2.6
Oil Companies — Integrated	2.0
Banks — Commercial	0.8
Electric — Generation	0.7
Electric — Distribution	0.4
Food — Meat Products	0.4
Transport — Services	0.3
Investment Companies	0.3
Oil Companies — Exploration & Production	0.3
Finance — Leasing Companies	0.3
Energy — Alternate Sources	0.2
Building & Construction — Misc.	0.2
Warehousing & Harbor Transportation Services	0.2
Industrial Gases	0.2
Multimedia	0.2
Steel — Producers	0.2
Chemicals — Diversified	0.2
Metal — Aluminum	0.1
Electric — Integrated	0.1
Cellular Telecom	0.1
Paper & Related Products	0.1

99.1%

Country Allocation*

United States	29.5%
Japan	9.9
Italy	5.3
United Kingdom	4.5
France	3.8
Spain	3.6
Germany	3.4
Mexico	2.9
Australia	2.3
Qatar	1.9
Colombia	1.8
Netherlands	1.7
Saudi Arabia	1.7
Ukraine	1.5
Egypt	1.4
Norway	1.3
Turkey	1.3
United Arab Emirates	1.2
Brazil	1.2
Bahrain	1.0
Romania	1.0
Sri Lanka	1.0
Ghana	0.9
Indonesia	0.9
Canada	0.8
Ivory Coast	0.8
Chile	0.8
British Virgin Islands	0.7
Russia	0.7
Oman	0.7
Belgium	0.7
Pakistan	0.7
Dominican Republic	0.7
Philippines	0.6
Ecuador	0.6
Luxembourg	0.5
Guatemala	0.5
Nigeria	0.5
China	0.5
El Salvador	0.5

Singapore	0.5
Cayman Islands	0.4
Ethiopia	0.4
Ireland	0.4
India	0.3
South Africa	0.3
Angola	0.3
Kazakhstan	0.3
Argentina	0.2
Panama	0.2
Peru	0.2
Kenya	0.1
Uruguay	0.1
Austria	0.1

99.1%

Credit Quality+#

Aaa	36.7%
Aa	10.4
A	11.3
Baa	15.5
Ba	6.2
B	6.8
Caa	1.8
Not Rated@	11.3

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

132

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Principal Amount(1)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 7.1%
Austria — 0.1%
Suzano Austria GmbH Company Guar. Notes 3.75% due 01/15/2031	$200,000	$207,600

Brazil — 0.4%
BRF SA Senior Notes 4.88% due 01/24/2030*	300,000	311,628
Globo Comunicacao e Participacoes SA Senior Notes 4.88% due 01/22/2030*	400,000	406,800

		718,428

British Virgin Islands — 0.7%
Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026	400,000	274,000
Shandong Iron & Steel Xinheng International Co., Ltd. Company Guar. Notes 6.85% due 09/25/2022	330,000	336,765
Yingde Gases Investment, Ltd. Company Guar. Notes 6.25% due 01/19/2023	400,000	412,200
Yunda Holding Investment, Ltd. Company Guar. Notes 2.25% due 08/19/2025	420,000	413,486

		1,436,451

Cayman Islands — 0.4%
Energuate Trust Company Guar. Notes 5.88% due 05/03/2027	300,000	312,753
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*	255,000	251,226
Lamar Funding, Ltd. Company Guar. Notes 3.96% due 05/07/2025	280,000	282,189

		846,168

Chile — 0.3%
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027	510,000	547,618

Colombia — 0.5%
Colombia Telecomunicaciones SA ESP Senior Notes 4.95% due 07/17/2030*	210,000	217,119
Ecopetrol SA Senior Notes 5.88% due 05/28/2045#	175,000	181,300
Ecopetrol SA Senior Notes 6.88% due 04/29/2030#	300,000	356,235
Empresas Publicas de Medellin ESP Senior Notes 4.38% due 02/15/2031*	240,000	235,248

		989,902

India — 0.3%
Oil India, Ltd. Senior Notes 5.13% due 02/04/2029	200,000	222,950

Security Description	Principal Amount(1)	Value (Note 2)

India (continued)
ReNew Power, Ltd. Senior Sec. Notes 6.45% due 09/27/2022	$430,000	$443,975

		666,925

Indonesia — 0.5%
Indonesia Asahan Aluminium Persero PT Senior Notes 6.53% due 11/15/2028	200,000	242,500
Pertamina Persero PT Senior Notes 6.50% due 05/27/2041	300,000	378,711
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024	400,000	360,000

		981,211

Luxembourg — 0.5%
Minerva Luxembourg SA Company Guar. Notes 4.38% due 03/18/2031*	400,000	392,204
Rumo Luxembourg SARL Company Guar. Notes 5.25% due 01/10/2028*	220,000	234,850
SPIC Luxembourg Latin America Renewable Energy Investment Co. SARL Company Guar. Notes 4.65% due 10/30/2023	370,000	396,936

		1,023,990

Mexico — 1.4%
Infraestructura Energetica Nova SAB de CV Senior Notes 4.75% due 01/15/2051*	250,000	245,938
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028	340,000	336,600
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045	500,000	430,595
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	200,000	213,542
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	690,000	664,987
Petroleos Mexicanos Company Guar. Bonds 6.63% due 06/15/2038	300,000	277,200
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	500,000	441,850

		2,610,712

Netherlands — 0.9%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030	300,000	312,150
MDGH - GMTN BV Company Guar. Notes 3.70% due 11/07/2049	300,000	315,690
Minejesa Capital BV Senior Sec. Notes 5.63% due 08/10/2037	250,000	259,375

133

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Netherlands (continued)
Mong Duong Finance Holdings BV Senior Sec. Notes 5.13% due 05/07/2029		$420,000	$417,375
Petrobras Global Finance BV Company Guar. Notes 5.60% due 01/03/2031		400,000	441,200

			1,745,790

Peru — 0.2%
Banco de Credito del Peru Sub. Notes 3.13% due 07/01/2030*		300,000	296,253

Philippines — 0.2%
Philippine National Bank Senior Notes 3.28% due 09/27/2024		400,000	421,029

Singapore — 0.5%
BOC Aviation, Ltd. Senior Notes 2.63% due 09/17/2030*		580,000	564,182
LLPL Capital Pte, Ltd. Senior Sec. Notes 6.88% due 02/04/2039		273,600	319,086

			883,268

United Arab Emirates — 0.2%
DP World PLC Senior Notes 4.70% due 09/30/2049		400,000	433,402

Total Foreign Corporate Bonds & Notes
(cost $13,524,013)			13,808,747

FOREIGN GOVERNMENT OBLIGATIONS — 62.3%
Angola — 0.3%
Republic of Angola Senior Notes 9.50% due 11/12/2025		500,000	549,375

Argentina — 0.2%
Republic of Argentina Senior Notes 0.13% due 07/09/2035(5)		800,000	264,008
Republic of Argentina Senior Notes 0.13% due 01/09/2038(5)		600,000	236,208

			500,216

Australia — 2.3%
Commonwealth of Australia Bonds 2.50% due 05/21/2030	AUD	1,000,000	835,374
Commonwealth of Australia Bonds 2.75% due 04/21/2024	AUD	1,000,000	830,590
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	600,000	499,374
Commonwealth of Australia Senior Notes 3.25% due 04/21/2025	AUD	1,000,000	854,274
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	1,600,000	1,404,117

			4,423,729

Security Description	Principal Amount(1)		Value (Note 2)

Bahrain — 1.0%
Kingdom of Bahrain Senior Notes 4.25% due 01/25/2028*		$540,000	$539,460
Kingdom of Bahrain Senior Notes 5.25% due 01/25/2033*		510,000	490,977
Kingdom of Bahrain Senior Notes 7.38% due 05/14/2030#		900,000	1,009,904

			2,040,341

Belgium — 0.7%
Kingdom of Belgium Bonds 1.00% due 06/22/2031*	EUR	1,000,000	1,331,859

Brazil — 0.8%
Federative Republic of Brazil Senior Notes 3.88% due 06/12/2030#		500,000	505,210
Federative Republic of Brazil Senior Notes 4.75% due 01/14/2050		500,000	481,255
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		450,000	488,493

			1,474,958

Canada — 0.8%
Government of Canada Bonds 1.25% due 03/01/2025	CAD	1,000,000	844,584
Government of Canada Bonds 1.25% due 06/01/2030	CAD	1,000,000	814,950

			1,659,534

Chile — 0.5%
Republic of Chile Senior Notes 2.45% due 01/31/2031		560,000	563,578
Republic of Chile Senior Notes 3.10% due 05/07/2041		380,000	370,352

			933,930

China — 0.3%
People’s Republic of China Senior Bonds 2.25% due 10/21/2050*		600,000	538,170

Colombia — 1.3%
Republic of Colombia Senior Notes 3.13% due 04/15/2031		1,133,000	1,094,070
Republic of Colombia Senior Notes 4.50% due 03/15/2029		500,000	541,275
Republic of Colombia Senior Notes 5.00% due 06/15/2045		400,000	414,248
Republic of Colombia Senior Bonds 7.38% due 09/18/2037		300,000	388,950

			2,438,543

134

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Dominican Republic — 0.7%
Dominican Republic Senior Notes 4.88% due 09/23/2032		$820,000	$848,290
Dominican Republic Senior Notes 5.88% due 01/30/2060*		450,000	441,005

			1,289,295

Ecuador — 0.6%
Republic of Ecuador Senior Bonds 0.50% due 07/31/2035(5)		1,580,000	1,106,000

Egypt — 1.4%
Arab Republic of Egypt Senior Notes 5.63% due 04/16/2030	EUR	500,000	621,986
Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*		550,000	587,824
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029		770,000	857,118
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047		687,000	729,256

			2,796,184

El Salvador — 0.5%
Republic of El Salvador Senior Notes 5.88% due 01/30/2025		500,000	497,500
Republic of El Salvador Senior Notes 6.38% due 01/18/2027		420,000	411,138

			908,638

Ethiopia — 0.4%
Federal Republic of Ethiopia Senior Notes 6.63% due 12/11/2024		900,000	832,500

France — 3.8%
Government of France Bonds 0.50% due 05/25/2029	EUR	1,050,000	1,339,593
Government of France Bonds 1.25% due 05/25/2034	EUR	500,000	679,868
Government of France Bonds 1.25% due 05/25/2036*	EUR	1,000,000	1,358,699
Government of France Bonds 1.75% due 06/25/2039*	EUR	800,000	1,175,918
Government of France Bonds 1.75% due 05/25/2066*	EUR	250,000	378,674
Government of France Bonds 5.50% due 04/25/2029	EUR	450,347	794,366
Government of France Bonds 6.00% due 10/25/2025	EUR	1,000,000	1,571,261

			7,298,379

Security Description	Principal Amount(1)		Value (Note 2)

Germany — 3.4%
Federal Republic of Germany Bonds 0.25% due 02/15/2029	EUR	700,000	$894,358
Federal Republic of Germany Bonds 0.50% due 02/15/2028	EUR	1,000,000	1,297,914
Federal Republic of Germany Bonds 1.50% due 02/15/2023	EUR	1,000,000	1,265,311
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	600,000	1,106,686
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	1,000,000	1,879,465
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	50,000	99,798

			6,543,532

Ghana — 0.9%
Republic of Ghana Senior Notes 8.63% due 04/07/2034*		370,000	385,296
Republic of Ghana Senior Notes 8.63% due 06/16/2049		580,000	565,319
Republic of Ghana Senior Notes 8.75% due 03/11/2061*		314,000	304,203
Republic of Ghana Bank Guar. Notes 10.75% due 10/14/2030		400,000	507,800

			1,762,618

Guatemala — 0.5%
Republic of Guatemala Senior Notes 4.90% due 06/01/2030		900,000	1,007,109

Indonesia — 0.4%
Republic of Indonesia Senior Notes 3.85% due 10/15/2030		300,000	333,219
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025		400,000	441,429

			774,648

Ireland — 0.4%
Republic of Ireland Bonds 1.00% due 05/15/2026	EUR	600,000	781,426

Italy — 5.3%
Republic of Italy Bonds 1.25% due 12/01/2026	EUR	1,000,000	1,285,422
Republic of Italy Senior Notes 1.35% due 04/01/2030	EUR	1,000,000	1,281,763
Republic of Italy Senior Notes 2.00% due 02/01/2028	EUR	500,000	671,429
Republic of Italy Senior Notes 2.70% due 03/01/2047*	EUR	500,000	722,884

135

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy (continued)
Republic of Italy Senior Notes 2.80% due 12/01/2028	EUR	1,400,000	$1,986,874
Republic of Italy Senior Notes 3.00% due 08/01/2029	EUR	190,000	274,860
Republic of Italy Senior Notes 4.75% due 09/01/2028*	EUR	150,000	237,518
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	350,000	646,959
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	1,089,158
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	750,000	1,266,411
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	795,372

			10,258,650

Ivory Coast — 0.8%
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033		820,000	872,619
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		550,000	610,500

			1,483,119

Japan — 9.9%
Government of Japan Bonds 0.10% due 12/20/2029	JPY	200,000,000	1,833,823
Government of Japan Bonds 0.10% due 06/20/2030	JPY	300,000,000	2,745,409
Government of Japan Bonds 0.10% due 12/20/2030	JPY	170,000,000	1,552,033
Government of Japan Bonds 0.80% due 06/20/2023	JPY	150,000,000	1,391,783
Government of Japan Bonds 1.30% due 06/20/2035	JPY	75,000,000	782,073
Government of Japan Bonds 1.50% due 03/20/2034	JPY	90,000,000	954,474
Government of Japan Bonds 1.90% due 09/20/2042	JPY	120,000,000	1,402,952
Government of Japan Bonds 2.00% due 09/20/2040	JPY	85,000,000	997,186
Government of Japan Bonds 2.00% due 09/20/2041	JPY	100,000,000	1,179,779
Government of Japan Bonds 2.10% due 12/20/2027	JPY	60,000,000	623,506
Government of Japan Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,367,975

Security Description	Principal Amount(1)		Value (Note 2)

Japan (continued)
Government of Japan Bonds 2.20% due 03/20/2051	JPY	33,000,000	$423,362
Government of Japan Bonds 2.30% due 12/20/2036	JPY	130,000,000	1,541,950
Government of Japan Bonds 2.30% due 03/20/2039	JPY	200,000,000	2,408,668

			19,204,973

Kazakhstan — 0.3%
Republic of Kazakhstan Senior Notes 6.50% due 07/21/2045		350,000	504,875

Kenya — 0.1%
Republic of Kenya Senior Notes 8.00% due 05/22/2032		200,000	225,680

Mexico — 1.5%
United Mexican States Senior Notes 2.66% due 05/24/2031		540,000	524,405
United Mexican States Senior Notes 4.50% due 01/31/2050		300,000	314,229
United Mexican States Senior Notes 5.00% due 04/27/2051		780,000	872,188
United Mexican States Senior Notes 8.50% due 05/31/2029	MXN	11,400,000	642,093
United Mexican States Bonds 10.00% due 12/05/2024	MXN	10,000,000	568,340

			2,921,255

Netherlands — 0.8%
Kingdom of the Netherlands Bonds 2.50% due 01/15/2033*	EUR	1,000,000	1,572,329

Nigeria — 0.5%
Federal Republic of Nigeria Senior Notes 7.14% due 02/23/2030		470,000	499,572
Federal Republic of Nigeria Senior Notes 9.25% due 01/21/2049		420,000	482,580

			982,152

Norway — 1.3%
Kingdom of Norway Bonds 1.50% due 02/19/2026*	NOK	10,000,000	1,217,865
Kingdom of Norway Bonds 1.75% due 03/13/2025*	NOK	5,000,000	615,880
Kingdom of Norway Bonds 3.00% due 03/14/2024*	NOK	5,000,000	634,497

			2,468,242

136

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Oman — 0.7%
Sultanate of Oman Senior Notes 5.38% due 03/08/2027		620,000	$644,314
Sultanate of Oman Senior Notes 6.75% due 10/28/2027*		625,000	698,462

			1,342,776

Pakistan — 0.7%
Islamic Republic of Pakistan Senior Notes 6.88% due 12/05/2027		675,000	705,312
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024		550,000	600,875

			1,306,187

Panama — 0.2%
Republic of Panama Senior Notes 4.50% due 04/01/2056		200,000	221,564
Republic of Panama Senior Notes 6.70% due 01/26/2036		200,000	268,502

			490,066

Philippines — 0.4%
Republic of the Philippines Senior Notes 2.95% due 05/05/2045		350,000	333,154
Republic of the Philippines Senior Notes 3.75% due 01/14/2029		400,000	452,038

			785,192

Qatar — 1.9%
State of Qatar Senior Notes 3.40% due 04/16/2025*		480,000	523,200
State of Qatar Senior Notes 4.40% due 04/16/2050*		880,000	1,047,693
State of Qatar Senior Notes 4.82% due 03/14/2049		1,190,000	1,498,876
State of Qatar Senior Notes 5.10% due 04/23/2048		420,000	545,299

			3,615,068

Romania — 1.0%
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	1,000,000	1,205,001
Government of Romania Senior Notes 3.00% due 02/14/2031		260,000	266,495
Government of Romania Senior Notes 4.00% due 02/14/2051*		500,000	512,040

			1,983,536

Russia — 0.7%
Russian Federation Senior Notes 4.38% due 03/21/2029		1,200,000	1,346,712

Security Description	Principal Amount(1)		Value (Note 2)

Saudi Arabia — 1.7%
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030*#		$495,000	$530,072
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030		1,150,000	1,231,480
Kingdom of Saudi Arabia Senior Notes 3.63% due 03/04/2028		250,000	275,675
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060*#		500,000	581,925
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047		600,000	697,644

			3,316,796

South Africa — 0.3%
Republic of South Africa Senior Notes 4.30% due 10/12/2028		560,000	577,954

Spain — 3.6%
Kingdom of Spain Bonds 0.60% due 10/31/2029*	EUR	800,000	1,002,228
Kingdom of Spain Senior Notes 1.00% due 10/31/2050*	EUR	500,000	544,045
Kingdom of Spain Senior Notes 1.30% due 10/31/2026*	EUR	1,000,000	1,315,408
Kingdom of Spain Senior Notes 1.40% due 04/30/2028*	EUR	1,000,000	1,330,542
Kingdom of Spain Senior Notes 1.45% due 10/31/2027*	EUR	600,000	799,374
Kingdom of Spain Senior Notes 1.95% due 07/30/2030*	EUR	1,000,000	1,394,733
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	300,000	528,761

			6,915,091

Sri Lanka — 1.0%
Republic of Sri Lanka Senior Notes 5.75% due 04/18/2023		770,000	610,471
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025		300,000	213,828
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030*		870,000	580,769
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030		800,000	534,040

			1,939,108

Turkey — 1.3%
Republic of Turkey Senior Notes 5.13% due 02/17/2028		1,300,000	1,244,958

137

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Turkey (continued)
Republic of Turkey Senior Notes 5.60% due 11/14/2024		$250,000	$255,000
Republic of Turkey Senior Notes 5.75% due 05/11/2047		350,000	291,291
Republic of Turkey Senior Notes 7.63% due 04/26/2029		600,000	645,632

			2,436,881

Ukraine — 1.5%
Government of Ukraine Senior Notes 6.88% due 05/21/2029*		440,000	458,444
Government of Ukraine Senior Notes 7.25% due 03/15/2033		480,000	504,000
Government of Ukraine Senior Notes 7.25% due 03/15/2033*		200,000	210,000
Government of Ukraine Senior Notes 7.75% due 09/01/2022		370,000	389,773
Government of Ukraine Senior Notes 7.75% due 09/01/2024		460,000	506,018
Government of Ukraine Senior Notes 9.75% due 11/01/2028		700,000	837,396

			2,905,631

United Arab Emirates — 1.0%
Emirate of Abu Dhabi Senior Notes 2.50% due 04/16/2025*		510,000	540,600
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027		1,050,000	1,146,075
Emirate of Abu Dhabi Senior Bonds 3.88% due 04/16/2050*		215,000	241,355

			1,928,030

United Kingdom — 4.5%
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2027	GBP	850,000	1,262,464
United Kingdom Gilt Treasury Bonds 1.63% due 10/22/2028	GBP	1,800,000	2,744,263
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	300,000	446,683
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	400,000	786,372
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	200,000	463,353
United Kingdom Gilt Treasury Bonds 4.25% due 06/07/2032	GBP	300,000	573,917
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	300,000	607,857

Security Description	Principal Amount(1)		Value (Note 2)

United Kingdom (continued)
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2055	GBP	200,000	$521,492
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2030	GBP	700,000	1,352,860

			8,759,261

Uruguay — 0.1%
Oriental Republic of Uruguay Senior Notes 4.38% due 01/23/2031		193,015	224,227

Total Foreign Government Obligations
(cost $116,428,443)			120,484,775

U.S. GOVERNMENT TREASURIES — 26.9%
United States — 26.9%
United States Treasury Bonds
1.25% due 05/15/2050		1,400,000	1,088,336
1.38% due 11/15/2040		1,000,000	869,219
2.50% due 02/15/2045		500,000	522,188
2.88% due 05/15/2049		400,000	450,172
3.00% due 02/15/2047		1,200,000	1,374,141
3.13% due 08/15/2044		900,000	1,046,039
3.38% due 05/15/2044		700,000	845,523
3.38% due 11/15/2048		450,000	553,096
3.75% due 11/15/2043		500,000	637,324
United States Treasury Notes
0.25% due 07/31/2025		3,000,000	2,956,875
0.50% due 06/30/2027		1,500,000	1,449,727
0.63% due 08/15/2030		2,000,000	1,841,406
0.75% due 01/31/2028		1,200,000	1,165,453
1.13% due 02/28/2027		700,000	705,496
1.38% due 06/30/2023		1,000,000	1,025,156
1.50% due 11/30/2024		1,000,000	1,036,953
1.50% due 08/15/2026		1,000,000	1,032,383
1.50% due 02/15/2030		2,000,000	2,001,484
1.63% due 08/15/2029		2,500,000	2,538,379
1.75% due 05/15/2023		2,000,000	2,062,187
2.00% due 11/30/2022		1,500,000	1,542,305
2.00% due 08/15/2025		2,000,000	2,116,016
2.00% due 11/15/2026		1,500,000	1,586,191
2.13% due 12/31/2022		1,100,000	1,134,676
2.13% due 03/31/2024		1,500,000	1,578,398
2.13% due 05/15/2025#		500,000	530,918
2.25% due 11/15/2024#		1,500,000	1,594,043
2.25% due 11/15/2025		1,000,000	1,069,453
2.25% due 11/15/2027		600,000	641,414
2.38% due 08/15/2024#		2,050,000	2,181,969
2.38% due 05/15/2027		1,200,000	1,293,234
2.50% due 08/15/2023		2,000,000	2,102,031
2.50% due 05/15/2024		1,700,000	1,810,566
2.75% due 11/15/2023		1,500,000	1,593,164
2.75% due 02/15/2024		1,200,000	1,281,000
2.75% due 02/15/2028#		1,600,000	1,761,188
2.88% due 08/15/2028#		1,500,000	1,664,297
3.13% due 11/15/2028		1,200,000	1,353,422

Total U.S. Government Treasuries
(cost $51,810,349)			52,035,822

138

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount(1)/ Shares	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
China — 0.2%
China Minmetals Corp. 3.75% due 11/13/2022(2)
(cost$ 410,458)	$430,000	$436,028

Total Long-Term Investment Securities
(cost $182,173,263)		186,765,372

SHORT-TERM INVESTMENT SECURITIES — 2.6%
Registered Investment Companies — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(3)	2,707,018	2,707,018
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(3)(4)	2,304,600	2,304,600

Total Short-Term Investment Securities
(cost $5,011,618)		5,011,618

TOTAL INVESTMENTS
(cost $187,184,881)(6)	99.1%	191,776,990
Other assets less liabilities	0.9	1,718,962

NET ASSETS	100.0%	$193,495,952

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2021, the aggregate value of these securities was $29,204,397 representing 15.1% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	The rate shown is the 7-day yield as of May 31, 2021.
(4)

At May 31, 2021, the Fund had loaned securities with a total value of $10,698,042. This was secured by collateral of $2,304,600, which was received in cash and subsequently invested in short-term investments currently valued at $2,304,600 as reported in the Portfolio of Investments. Additional collateral of $8,692,695 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
Federal Home Loan Mtg. Corp.	0.26% to 24.00%	05/01/2023 to 04/25/2051	$3,552,690
Federal National Mtg. Assoc.	0.39% to 42.40%	11/25/2027 to 03/25/2060	2,043,703
Government National Mtg. Assoc.	0.40% to 38.94%	07/15/2026 to 02/16/2063	2,421,888
United States Treasury Bills	0.00%	08/05/2021	9,379
United States Treasury Notes/Bonds	0.13% to 3.63%	07/31/2021 to 02/15/2051	665,035

(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of May 31, 2021.

(6)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

CAD—Canadian Dollar

EUR—Euro Currency

GBP—British Pound

JPY—Japanese Jen

MXN—Mexican Peso

NOK—Norwegian Krone

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Foreign Corporate Bonds & Notes	$—	$13,808,747	$—	$13,808,747
Foreign Government Obligations	—	120,484,775	—	120,484,775
U.S. Government Treasuries	—	52,035,822	—	52,035,822
Preferred Securities/Capital Securities	—	436,028	—	436,028
Short-Term Investment Securities	5,011,618	—	—	5,011,618

Total Investments at Value	$5,011,618	$186,765,372	$—	$191,776,990

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

139

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Transport — Services	10.5%
Apparel Manufacturers	10.5
Banks — Commercial	6.4
Retail — Apparel/Shoe	5.6
Semiconductor Equipment	5.6
Beverages — Wine/Spirits	5.1
Computer Services	4.8
Semiconductor Components — Integrated Circuits	4.5
Industrial Automated/Robotic	4.2
Food — Misc./Diversified	3.6
Private Equity	3.5
Electric — Transmission	3.2
E-Commerce/Services	3.1
Registered Investment Companies	3.0
Insurance — Life/Health	2.9
Gambling (Non-Hotel)	2.8
Medical Products	2.8
Cosmetics & Toiletries	2.4
Schools	2.3
Commercial Services — Finance	2.2
Chemicals — Specialty	2.0
Food — Confectionery	1.6
Medical — Biomedical/Gene	1.6
Athletic Footwear	1.6
E-Commerce/Products	1.6
Computer Aided Design	1.5

98.9%

Country Allocation*

Denmark	10.5%
France	10.0
Netherlands	9.7
Canada	7.3
United States	7.2
Japan	7.2
Switzerland	6.4
India	6.4
Italy	5.6
Taiwan	4.5
United Kingdom	4.5
Sweden	4.4
Cayman Islands	3.9
China	3.6
Bermuda	3.2
Hong Kong	2.9
Germany	1.6

98.9%

*	Calculated as a percentage of net assets

140

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.9%
Bermuda — 3.2%
Brookfield Infrastructure Partners LP	385,855	$20,921,058

Canada — 7.3%
Brookfield Asset Management, Inc., Class A#	452,009	22,754,133
Canada Goose Holdings, Inc.†#	598,886	24,153,072

		46,907,205

Cayman Islands — 3.9%
Alibaba Group Holding, Ltd. ADR†	46,109	9,865,482
TAL Education Group ADR†	373,723	14,937,708

		24,803,190

China — 3.6%
Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,073,841	23,154,628

Denmark — 10.5%
Chr. Hansen Holding A/S	148,112	13,270,866
DSV PANALPINA A/S	225,729	54,505,584

		67,776,450

France — 10.0%
Dassault Systemes SE	43,908	10,079,583
Hermes International	30,543	42,925,615
Pernod Ricard SA	51,827	11,385,556

		64,390,754

Germany — 1.6%
adidas AG	28,285	10,290,729

Hong Kong — 2.9%
AIA Group, Ltd.	1,453,118	18,573,787

India — 6.4%
HDFC Bank, Ltd.†	1,537,873	32,119,293
Kotak Mahindra Bank, Ltd.†	359,435	8,965,222

		41,084,515

Italy — 5.6%
Moncler SpA	512,180	36,300,460

Japan — 7.2%
Change, Inc.†#	128,500	3,470,032
Keyence Corp.	55,400	27,171,648
Pigeon Corp.#	549,900	15,445,364

		46,087,044

Netherlands — 9.7%
Adyen NV†*	6,104	14,071,232
ASML Holding NV	53,634	35,789,051
Davide Campari-Milano NV	957,620	12,360,840

		62,221,123

Sweden — 4.4%
Evolution Gaming Group AB*	93,635	17,899,026
Vitrolife AB	252,166	10,348,823

		28,247,849

Switzerland — 6.4%
Chocoladefabriken Lindt & Spruengli AG	104	10,556,087
Kuehne & Nagel International AG	38,042	12,839,968
Straumann Holding AG#	11,375	17,799,124

		41,195,179

Taiwan — 4.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,352,000	29,096,231

United Kingdom — 4.5%
Diageo PLC	184,803	8,927,440
Rightmove PLC	2,305,142	19,726,198

		28,653,638

Security Description	Shares	Value (Note 2)

United States — 4.2%
EPAM Systems, Inc.†	56,385	$26,929,476

Total Long-Term Investment Securities
(cost $368,502,535)		616,633,316

SHORT-TERM INVESTMENT SECURITIES — 3.0%
Registered Investment Companies — 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(1)(2) (cost $19,456,041)	19,456,041	19,456,041

TOTAL INVESTMENTS
(cost $387,958,576) (3)	98.9%	636,089,357
Other assets less liabilities	1.1	6,826,134

NET ASSETS	100.0%	$642,915,491

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2021, the aggregate value of these securities was $31,970,258 representing 5.0% of net assets.

(1)

At May 31, 2021, the Fund had loaned securities with a total value of $24,501,052. This was secured by collateral of $19,456,041, which was received in cash and subsequently invested in short-term investments currently valued at $19,456,041 as reported in the Portfolio of Investments. Additional collateral of $6,127,325 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 10/25/2050	$6,179
Federal National Mtg. Assoc.	1.24% to 3.50%	07/25/2030 to 09/01/2050	24,009
Government National Mtg. Assoc.	1.00% to 2.70%	12/20/2050 to 05/16/2053	4,585
United States Treasury Bills	0.00%	07/15/2021 to 08/05/2021	192,552
United States Treasury Notes/Bonds	0.13% to 8.13%	06/30/2021 to 02/15/2051	5,900,000

(2)	The rate shown is the 7-day yield as of May 31, 2021.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

Unfunded Commitments
Description	Shares	Acquisition Cost	Value	Unrealized Appreciation (Depreciation)
Altimeter Growth Corp.	478,823	$4,788,230	$5,080,791	$292,561

141

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$616,633,316	$—	$—	$616,633,316
Short-Term Investment Securities	19,456,041	—	—	19,456,041

Total Investments at Value	$636,089,357	$—	$—	$636,089,357

Other Financial Instruments:†

Unfunded Commitments	$—	$292,561	$—	$292,561

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

142

VALIC Company I International Opportunities Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Machinery — General Industrial	4.3%
Computer Services	3.1
Internet Content — Information/News	3.1
E — Commerce/Services	3.0
Chemicals — Diversified	2.4
Registered Investment Companies	2.1
Steel — Producers	1.9
Industrial Automated/Robotic	1.9
Oil Companies — Exploration & Production	1.8
Real Estate Operations & Development	1.7
Electronic Components — Misc.	1.6
Electronic Parts Distribution	1.5
Real Estate Investment Trusts	1.5
Chemicals — Specialty	1.4
Retail — Building Products	1.4
Retail — Drug Store	1.4
Computers — Integrated Systems	1.3
Retail — Apparel/Shoe	1.3
Repurchase Agreements	1.3
Building — Residential/Commercial	1.3
Commercial Services	1.2
Investment Management/Advisor Services	1.2
Electric Products — Misc.	1.2
Building & Construction Products — Misc.	1.2
Electronic Measurement Instruments	1.2
Entertainment Software	1.2
Energy — Alternate Sources	1.2
Internet Gambling	1.2
Computer Software	1.1
Veterinary Products	1.1
E — Services/Consulting	1.0
Medical Labs & Testing Services	1.0
Building — Heavy Construction	1.0
Hotels/Motels	1.0
Recycling	0.9
Gambling (Non — Hotel)	0.9
Transport — Services	0.9
Electronic Components — Semiconductors	0.9
Containers — Paper/Plastic	0.9
Circuit Boards	0.9
Internet Brokers	0.9
Machinery — Electrical	0.9
Gold Mining	0.8
Motorcycle/Motor Scooter	0.8
Cosmetics & Toiletries	0.8
Banks — Commercial	0.8
Machinery — Construction & Mining	0.8
Chemicals — Plastics	0.8
Medical — Drugs	0.8
Airport Development/Maintenance	0.7
Finance — Investment Banker/Broker	0.7
Athletic Footwear	0.7
Retail — Auto Parts	0.7
Airlines	0.7
Electric — Generation	0.7
Medical Products	0.7
Food — Misc./Diversified	0.6
Computers — Periphery Equipment	0.6
Food — Retail	0.6
Auto — Cars/Light Trucks	0.6
Finance — Other Services	0.6
Schools	0.6
Auto/Truck Parts & Equipment — Original	0.6
Casino Hotels	0.6
Brewery	0.6
Machinery — Material Handling	0.6
Advertising Services	0.6
Bicycle Manufacturing	0.6
Engineering/R&D Services	0.6

Coatings/Paint	0.5
Agricultural Operations	0.5
Mining Services	0.5
Building Products — Cement	0.5
Banks — Regional	0.5
Semiconductor Equipment	0.5
E — Commerce/Products	0.4
Athletic Equipment	0.4
Gas — Distribution	0.4
Distribution/Wholesale	0.4
Containers — Metal/Glass	0.4
Machinery — Pumps	0.4
Power Converter/Supply Equipment	0.4
Food — Confectionery	0.4
Retail — Misc./Diversified	0.4
Hazardous Waste Disposal	0.4
Insurance — Property/Casualty	0.4
Medical Instruments	0.4
Enterprise Software/Service	0.4
Theaters	0.4
Food — Meat Products	0.4
Transport — Truck	0.3
Diagnostic Equipment	0.3
Retail — Discount	0.3
Insurance Brokers	0.3
Applications Software	0.3
Retail — Major Department Stores	0.3
Fisheries	0.3
Internet Financial Services	0.3
Dental Supplies & Equipment	0.3
Medical — Wholesale Drug Distribution	0.3
Human Resources	0.3
Food — Flour & Grain	0.3
Real Estate Management/Services	0.2
Insurance — Multi — line	0.2
Finance — Commercial	0.2
Travel Services	0.2
Motion Pictures & Services	0.2
Leisure Products	0.2
Audio/Video Products	0.2
Home Furnishings	0.2
Auto — Heavy Duty Trucks	0.2
Oil Refining & Marketing	0.2
Appliances	0.2
Machine Tools & Related Products	0.2
Retail — Restaurants	0.2
Retail — Automobile	0.2
Medical — Biomedical/Gene	0.2
Home Decoration Products	0.2
Telephone — Integrated	0.2
Disposable Medical Products	0.2
E — Marketing/Info	0.2
Diversified Financial Services	0.2
Food — Catering	0.2
Tobacco	0.2
Retail — Propane Distribution	0.2
Aerospace/Defense	0.2
Diversified Manufacturing Operations	0.2
Electronic Connectors	0.2
Electric — Integrated	0.1
Metal Processors & Fabrication	0.1
Textile — Products	0.1
Miscellaneous Manufacturing	0.1
Computer Aided Design	0.1
Security Services	0.1
Computers	0.1
Diversified Operations	0.1
Aerospace/Defense — Equipment	0.1
Consulting Services	0.1

143

VALIC Company I International Opportunities Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited) — (continued)

Industry Allocation* (continued)

Publishing — Periodicals	0.1
Apparel Manufacturers	0.1
Finance — Consumer Loans	0.1
Building — Maintenance & Services	0.1
Medical — Hospitals	0.1
Food — Wholesale/Distribution	0.1
Diversified Minerals	0.1
Water Treatment Systems	0.1
Metal — Iron	0.1
Instruments — Scientific	0.1
Building Products — Air & Heating	0.1
Paper & Related Products	0.1
Explosives	0.1
Non — Hazardous Waste Disposal	0.1
MRI/Medical Diagnostic Imaging	0.1
Electronic Security Devices	0.1
Electric — Distribution	0.1
Transport — Rail	0.1
Commercial Services — Finance	0.1
Medical — HMO	0.1
Cable/Satellite TV	0.1
Transport — Marine	0.1
Television	0.1

101.7%

*	Calculated as a percentage of net assets

Country Allocation*

Japan	21.9%
United Kingdom	15.0
Germany	9.3
Canada	5.7
Australia	5.1
South Korea	4.8
Brazil	3.7
United States	3.5
Netherlands	2.9
Ireland	2.5
Cayman Islands	2.4
Sweden	2.3
Italy	1.9
France	1.8
Taiwan	1.7
Bermuda	1.5
Switzerland	1.4
Luxembourg	1.3
Spain	1.2
Mexico	1.0
India	1.0
Norway	0.8
Finland	0.8
Belgium	0.8
Denmark	0.8
South Africa	0.7
Singapore	0.7
Gibraltar	0.6
British Virgin Islands	0.5
Indonesia	0.5
Cyprus	0.5
Austria	0.4
Russia	0.4
Philippines	0.3
Faroe Islands	0.3
Hong Kong	0.3
New Zealand	0.2
Curacao	0.2
Greece	0.2
Mauritius	0.2
China	0.1
Jersey	0.1
Chile	0.1
Papua New Guinea	0.1
Thailand	0.1
Portugal	0.1

101.7%

*	Calculated as a percentage of net assets

144

VALIC Company I International Opportunities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.3%
Australia — 5.1%
Ansell, Ltd.	40,534	$1,290,528
ASX, Ltd.	12,868	756,495
AUB Group, Ltd.	97,942	1,464,013
Bapcor, Ltd.	855,603	5,395,400
Bingo Industries, Ltd.	192,022	507,742
Deterra Royalties, Ltd.	104,118	337,111
Domain Holdings Australia, Ltd.†	1,071,528	4,064,122
HUB24, Ltd.	216,375	4,475,338
Iluka Resources, Ltd.	104,118	619,642
IPH, Ltd.	265,688	1,415,299
Omni Bridgeway, Ltd.	185,160	568,105
Orica, Ltd.#	49,132	513,597
PointsBet Holdings, Ltd.†	370,580	3,653,849
Ramsay Health Care, Ltd.#	13,950	682,882
Ridley Corp., Ltd.†	829,317	767,185
SEEK, Ltd.	25,915	610,524
Sonic Healthcare, Ltd.	18,898	506,837
Star Entertainment Group, Ltd.†	1,371,725	4,272,150
Steadfast Group, Ltd.	280,452	869,126
Tabcorp Holdings, Ltd.	225,162	886,980
Webjet, Ltd.†#	101,194	394,733
Westgold Resources, Ltd.†	1,302,541	2,289,414
WiseTech Global, Ltd.	36,394	792,025

		37,133,097

Austria — 0.4%
Mayr-Melnhof Karton AG	5,446	1,091,800
Vienna Insurance Group AG Wiener Versicherung Gruppe#	63,123	1,781,979

		2,873,779

Belgium — 0.8%
Barco NV#	175,106	4,872,823
Melexis NV	6,994	728,362

		5,601,185

Bermuda — 1.5%
Cafe de Coral Holdings, Ltd.	632,000	1,363,203
China Resources Gas Group, Ltd.	272,000	1,698,051
Dairy Farm International Holdings, Ltd.	248,300	1,082,588
Esprit Holdings, Ltd.†	236,250	25,266
Geopark, Ltd.#	223,380	3,326,128
Hiscox, Ltd.†	79,526	885,043
Midland Holdings, Ltd.†#	1,646,000	248,144
Peace Mark Holdings, Ltd.†(1)	686,000	0
Shangri-La Asia, Ltd.†	1,166,000	1,087,740
VTech Holdings, Ltd.	149,349	1,542,388

		11,258,551

Brazil — 3.7%
Anima Holding SA†	290,643	702,669
Azul SA (Preference Shares)†	633,135	5,223,786
Banco Inter SA	265,845	3,485,463
Cia de Saneamento Basico do Estado de Sao Paulo	19,500	146,408
Energisa SA	52,600	469,007
Equatorial Energia SA	66,800	316,972
Fleury SA	68,503	347,924
Gerdau SA (Preference Shares)	107,200	677,135
Hapvida Participacoes e Investimentos SA*	139,600	428,574
Hypera SA	91,522	639,216
JBS SA	62,518	362,870
Localiza Rent a Car SA	17,700	212,772
Locaweb Servicos de Internet SA*	1,100,840	5,525,639
Lojas Renner SA	77,543	696,320
Magazine Luiza SA	76,900	297,466
Multiplan Empreendimentos Imobiliarios SA	208,814	1,028,104
Rumo SA†	110,806	439,465

Security Description	Shares	Value (Note 2)

Brazil (continued)
Sendas Distribuidora SA	31,600	$542,361
SLC Agricola SA	378,148	3,845,548
Suzano SA†	45,200	526,699
TOTVS SA	77,300	511,260
Transmissora Alianca de Energia Eletrica SA	44,621	331,252

		26,756,910

British Virgin Islands — 0.5%
Despegar.com Corp.†	261,407	3,821,770

Canada — 5.7%
Agnico Eagle Mines, Ltd.	25,065	1,774,188
Aritzia, Inc.†	335,991	8,201,957
ATS Automation Tooling Systems, Inc.†	297,572	7,330,609
Capital Power Corp.	154,149	4,905,002
Dollarama, Inc.	33,470	1,454,555
Enerplus Corp.#	925,415	6,243,229
Granite Real Estate Investment Trust	80,935	5,451,497
Major Drilling Group International, Inc.†	251,632	2,205,855
TMX Group, Ltd.#	14,679	1,612,193
Vermilion Energy, Inc.†#	248,410	1,924,687

		41,103,772

Cayman Islands — 2.4%
51job, Inc. ADR†	19,462	1,395,036
ASM Pacific Technology, Ltd.	86,900	1,149,948
Burning Rock Biotech, Ltd. ADR†#	13,409	362,982
China Literature, Ltd.†#*	89,400	938,822
Endeavour Mining Corp.	95,508	2,305,379
ESR Cayman, Ltd.†*	263,200	832,579
Haitian International Holdings, Ltd.	432,000	1,508,485
iClick Interactive Asia Group, Ltd. ADR†#	35,291	401,259
Niu Technologies ADR†#	155,222	5,171,997
Pacific Textiles Holdings, Ltd.	1,515,000	991,663
Shenguan Holdings Group, Ltd.	502,000	32,988
Silicon Motion Technology Corp. ADR	19,091	1,259,433
Tingyi Cayman Islands Holding Corp.	664,000	1,261,111

		17,611,682

Chile — 0.1%
Aguas Andinas SA, Class A	1,088,565	207,781
Banco Santander Chile	6,423,960	354,227
Compania Cervecerias Unidas SA ADR	17,459	313,564

		875,572

China — 0.1%
Yunnan Baiyao Group Co., Ltd., Class A	36,400	718,199
Zhejiang Supor Co., Ltd., Class A	32,200	358,132

		1,076,331

Colombia — 0.0%
Bancolombia SA ADR	7,555	226,801

Curacao — 0.2%
Hunter Douglas NV†	13,134	1,329,349

Cyprus — 0.5%
HeadHunter Group PLC ADR†	84,081	3,461,615

Denmark — 0.8%
Carlsberg A/S, Class B	5,398	987,860
Demant A/S†	11,071	605,635
Dfds A/S†	6,113	365,886
Jyske Bank A/S†	11,212	572,716
Royal Unibrew A/S	20,585	2,658,612
SimCorp A/S	2,346	317,919

		5,508,628

145

VALIC Company I International Opportunities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Faroe Islands — 0.3%
Bakkafrost P/F#	24,496	$2,155,812

Finland — 0.8%
Tikkurila Oyj†	5,693	235,345
Valmet Oyj	130,888	5,621,511

		5,856,856

France — 1.8%
Alten SA	10,167	1,258,412
Cie Plastic Omnium SA	12,647	432,443
Legrand SA	24,428	2,551,106
LISI	24,668	873,864
SEB SA	6,603	1,226,324
SOITEC†	21,684	4,410,617
Somfy SA	4,360	752,859
Verallia SA*	7,133	285,827
Virbac SA†	3,573	1,163,344

		12,954,796

Germany — 9.3%
Amadeus Fire AG	6,738	1,250,574
CANCOM SE	17,279	1,021,094
CTS Eventim AG & Co. KGaA†	37,667	2,580,517
Deutsche Wohnen SE	12,656	805,621
Duerr AG	216,181	8,873,512
Evotec SE†	111,733	4,933,713
flatexDEGIRO AG†	49,220	6,170,191
GEA Group AG	59,345	2,595,849
Gerresheimer AG	19,720	2,176,303
Hella GmbH & Co. KGaA†	4,856	334,573
K+S AG†	319,885	4,427,450
LEG Immobilien SE	32,669	4,776,601
MTU Aero Engines AG	1,573	404,739
Northern Data AG†	26,931	3,034,509
Rational AG	108	96,800
Salzgitter AG†	249,402	8,126,439
Scout24 AG*	18,320	1,483,844
Steico SE	26,480	3,009,524
STRATEC SE	15,821	2,276,564
Symrise AG	32,784	4,337,661
TAG Immobilien AG	146,028	4,601,427

		67,317,505

Gibraltar — 0.6%
888 Holdings PLC	704,586	4,003,653

Greece — 0.2%
Hellenic Telecommunications Organization SA	73,124	1,320,623

Hong Kong — 0.3%
China Resources Beer Holdings Co., Ltd.	62,000	556,417
Techtronic Industries Co., Ltd.	75,000	1,384,827

		1,941,244

India — 1.0%
Bharat Heavy Electricals, Ltd.†	564,275	554,597
CESC, Ltd.	120,851	1,142,573
Dabur India, Ltd.	70,284	525,851
Embassy Office Parks REIT	131,400	589,502
Hero MotoCorp, Ltd.	23,020	953,943
Mahindra & Mahindra, Ltd.	134,677	1,504,003
MOIL, Ltd.	237,782	596,404
Shriram Transport Finance Co., Ltd.	84,120	1,655,344
Spencer’s Retail, Ltd.†	28,245	28,774

		7,550,991

Security Description	Shares	Value (Note 2)

Indonesia — 0.5%
Indocement Tunggal Prakarsa Tbk PT	996,900	$844,416
Kalbe Farma Tbk PT	13,037,000	1,323,322
United Tractors Tbk PT	863,600	1,363,261

		3,530,999

Ireland — 2.5%
Dalata Hotel Group PLC†	941,038	5,060,689
DCC PLC	17,098	1,452,966
Flutter Entertainment PLC†	12,869	2,412,548
Grafton Group PLC	411,290	6,864,104
Greencore Group PLC†	48,237	96,454
Hibernia REIT PLC	175,229	258,129
ICON PLC†#	1,752	392,028
Kerry Group PLC, Class A	8,423	1,136,020
Kingspan Group PLC	3,186	298,614

		17,971,552

Italy — 1.9%
Carel Industries SpA†*	6,953	199,252
Cembre SpA	22,086	630,227
Cerved Group SpA†	157,180	1,884,146
Enav SpA†*	187,052	903,278
FinecoBank Banca Fineco SpA†	39,370	659,414
Infrastrutture Wireless Italiane SpA*	50,894	568,246
Italgas SpA	242,029	1,597,900
Reply SpA	46,283	7,416,189

		13,858,652

Japan — 21.9%
ABC-Mart, Inc.	7,400	421,086
Aeon Delight Co., Ltd.	11,500	346,042
AEON Financial Service Co., Ltd.	97,200	1,126,559
Air Water, Inc.	30,300	505,391
Amano Corp.	9,441	246,265
Argo Graphics, Inc.	26,200	713,711
Ariake Japan Co., Ltd.	5,300	307,862
As One Corp.	6,900	784,641
Asante, Inc.	6,500	106,050
Asics Corp.	226,200	5,406,064
Azbil Corp.	31,900	1,273,560
Bandai Namco Holdings, Inc.	4,100	292,694
Bank of Kyoto, Ltd.#	12,900	633,050
BML, Inc.†	22,900	778,727
Capcom Co., Ltd.	167,700	5,496,609
Central Automotive Products, Ltd.	2,000	53,298
Chiba Bank, Ltd.	98,300	622,905
CKD Corp.	237,600	5,637,416
Comture Corp.	25,800	536,976
Cosmos Pharmaceutical Corp.#	2,400	332,790
Daikyonishikawa Corp.	12,887	89,054
Daiseki Co., Ltd.	73,200	2,762,453
Daito Pharmaceutical Co., Ltd.#	19,500	582,328
Daiwa Securities Group, Inc.	398,600	2,285,595
Demae-Can Co., Ltd†#	23,500	388,332
DeNA Co., Ltd.	13,200	263,676
Doshisha Co., Ltd.	5,300	80,247
Eiken Chemical Co., Ltd.	29,100	568,037
EPS Holdings, Inc.	39,400	644,978
Ezaki Glico Co., Ltd.	17,400	662,193
Fuji Seal International, Inc.	64,300	1,386,868
Fuji Soft, Inc.	13,200	658,588
Fujitec Co., Ltd.	55,800	1,223,348
Fujitsu General, Ltd.	9,500	232,754
Fukuda Denshi Co., Ltd.	9,700	756,853
Fukui Computer Holdings, Inc.	8,000	314,654
Fukushima Galilei Co., Ltd.	23,600	906,742

146

VALIC Company I International Opportunities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
FULLCAST Holdings Co., Ltd.	24,800	$464,908
GungHo Online Entertainment, Inc.	12,700	236,344
Hamakyorex Co., Ltd.	4,500	124,141
Heian Ceremony Service Co., Ltd.#	14,200	112,995
Hirose Electric Co., Ltd.	3,400	482,597
Hogy Medical Co., Ltd.	3,300	98,998
Insource Co., Ltd.	184,500	3,601,475
Iriso Electronics Co., Ltd.	8,500	357,923
Iwatani Corp.	19,200	1,129,258
JAFCO Group Co., Ltd.	2,700	195,184
Japan Elevator Service Holdings Co., Ltd.	203,200	4,247,710
Japan Exchange Group, Inc.	5,400	124,387
Japan Pure Chemical Co., Ltd.	1,700	44,406
JCU Corp.	26,800	871,088
Jeol, Ltd.	10,800	552,611
JGC Holdings Corp.	9,860	93,721
JM Holdings Co., Ltd.	9,700	182,281
Kakaku.com, Inc.	11,200	340,074
Kansai Paint Co., Ltd.	40,300	1,084,231
Katitas Co., Ltd.	82,200	2,286,348
Kato Sangyo Co., Ltd.	22,700	679,956
Kawai Musical Instruments Manufacturing Co., Ltd.†	4,700	161,966
KH Neochem Co., Ltd.	15,600	398,540
Kikkoman Corp.#	4,800	310,721
Kintetsu World Express, Inc.	10,700	241,599
Kitanotatsujin Corp.	43,900	190,253
Kobayashi Pharmaceutical Co., Ltd.#	10,600	938,062
Koito Manufacturing Co., Ltd.	24,900	1,611,863
Konami Holdings Corp.	6,200	396,267
Kureha Corp.	5,900	342,177
Lion Corp.	42,000	733,045
Matsumotokiyoshi Holdings Co., Ltd.	86,700	3,729,754
Medipal Holdings Corp.	29,300	558,603
Meitec Corp.	14,600	812,182
METAWATER Co., Ltd.	33,000	605,709
Milbon Co., Ltd.	1,700	96,426
MISUMI Group, Inc.	8,800	282,023
Mitsubishi Pencil Co., Ltd.	9,000	117,749
Monex Group, Inc.	424,100	3,150,777
MonotaRO Co., Ltd.	30,400	703,572
Morinaga & Co., Ltd.	28,200	867,811
Nabtesco Corp.#	31,600	1,444,275
Nakanishi, Inc.	88,300	1,849,046
NGK Spark Plug Co., Ltd.	32,600	511,698
Nifco, Inc.	129,500	4,403,719
Nihon Kohden Corp.	20,200	570,128
Nihon Parkerizing Co., Ltd.	40,800	405,641
Nippo Corp.	16,000	413,274
Nippon Television Holdings, Inc.	29,700	353,420
Nissei ASB Machine Co., Ltd.	5,700	274,530
Nitto Denko Corp.	5,400	417,408
NOF Corp.	12,500	645,286
Nohmi Bosai, Ltd.	26,200	489,722
Nomura Research Institute, Ltd.	93,500	2,970,956
NS Solutions Corp.	94,600	2,751,828
Obara Group, Inc.	4,900	169,973
OBIC Business Consultants Co., Ltd.	3,600	196,331
OBIC Co., Ltd.	32,500	6,071,835
Omron Corp.	8,100	635,699
Oracle Corp. Japan†	9,800	889,571
PALTAC Corp.	10,600	557,819
Park24 Co., Ltd.†	14,000	291,383
PCA Corp.	16,900	647,011
Proto Corp.	44,100	466,958
Rakuten Group, Inc.	4,700	53,703

Security Description	Shares	Value (Note 2)

Japan (continued)
Rinnai Corp.	3,500	$339,691
Ryohin Keikaku Co., Ltd.	46,500	880,170
S Foods, Inc.	32,700	957,168
Sagami Rubber Industries Co., Ltd.	10,100	96,370
San-A Co, Ltd.	3,400	131,406
San-Ai Oil Co., Ltd.	94,000	1,009,878
Sankyu, Inc.	24,200	1,045,468
Santen Pharmaceutical Co., Ltd.	79,100	1,053,610
SCSK Corp.	11,100	641,735
Seino Holdings Co., Ltd.	143,900	2,017,626
Senko Group Holdings Co., Ltd.	25,300	231,958
Seria Co., Ltd.	7,100	257,277
SG Holdings Co., Ltd.	129,100	2,875,027
Shima Seiki Manufacturing, Ltd.	7,400	142,698
Shimadzu Corp.	24,200	844,967
Shimamura Co., Ltd.	2,200	208,713
Shizuoka Bank, Ltd.#	39,800	314,168
SK Kaken Co., Ltd.#	4,800	1,739,336
SMS Co., Ltd.	114,400	3,047,611
Sohgo Security Services Co., Ltd.	22,000	1,003,505
Stanley Electric Co., Ltd.	33,900	1,006,182
Sugi Holdings Co., Ltd.	9,000	706,332
Sundrug Co., Ltd.	32,900	1,099,313
Suzuken Co., Ltd.	13,200	415,824
T Hasegawa Co., Ltd.	120,300	2,307,753
Taisei Lamick Co, Ltd.	8,600	215,010
Taiyo Yuden Co., Ltd.	91,800	4,404,662
Takasago International Corp.	6,200	152,241
Takuma Co., Ltd.	22,200	375,946
TechnoPro Holdings, Inc.	53,100	3,799,936
Temairazu, Inc.	8,100	483,043
Terumo Corp.	20,100	771,718
THK Co., Ltd.	158,000	5,121,136
Toei Co., Ltd.	3,000	620,021
Toho Co., Ltd.	23,400	966,167
Tokyo Seimitsu Co., Ltd.	84,700	4,195,093
Toshiba TEC Corp.	8,200	316,174
TOTO, Ltd.	5,400	290,071
Toyo Seikan Group Holdings, Ltd.	54,800	748,395
Trancom Co., Ltd.	3,700	283,307
Tsugami Corp.	270,500	4,122,702
Unicharm Corp.	34,200	1,346,079
USS Co., Ltd.	77,800	1,355,754
Yamato Holdings Co., Ltd.	73,000	2,000,546
Zojirushi Corp.	6,700	101,871
ZOZO, Inc.	51,700	1,743,966
Zuken, Inc.	21,700	622,343

		158,879,312

Jersey — 0.1%
Breedon Group PLC†	676,336	1,036,608

Luxembourg — 1.3%
Allegro.eu SA†*	12,674	198,771
B&M European Value Retail SA	40,182	328,460
Befesa SA*	43,248	3,127,409
Eurofins Scientific SE†	1,404	151,128
Globant SA†	1,717	374,083
Ternium SA ADR	140,887	5,157,873

		9,337,724

Mauritius — 0.2%
MakeMyTrip, Ltd.†#	41,756	1,148,290

147

VALIC Company I International Opportunities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Mexico — 1.0%
Bolsa Mexicana de Valores SAB de CV	130,900	$289,823
Concentradora Fibra Danhos SA de CV	79,761	95,266
Corp Inmobiliaria Vesta SAB de CV	96,017	197,308
Genomma Lab Internacional SAB de CV, Class B†	460,230	481,303
Gruma SAB de CV, Class B	32,872	358,129
Grupo Aeroportuario del Centro Norte SAB de CV†	609,123	3,904,344
Grupo Aeroportuario del Pacifico SAB de CV, Class B	20,639	223,798
Grupo Aeroportuario del Sureste SAB de CV ADR†	1,393	246,046
Grupo Cementos de Chihuahua SAB de CV	89,120	659,966
Grupo Financiero Inbursa SAB de CV, Class O†	107,867	109,882
Orbia Advance Corp SAB de CV	210,956	600,946
Prologis Property Mexico SA de CV	95,302	224,834
Telesites SAB de CV†#	232,100	231,074

		7,622,719

Netherlands — 2.9%
Aalberts NV	17,843	1,005,467
ASM International NV	6,625	2,077,882
Euronext NV*	9,254	990,240
Fastned BV CVA†#	30,419	2,366,625
IMCD NV	43,233	6,974,918
Just Eat Takeaway.com NV (Euronext)†#*	34,207	3,096,826
Just Eat Takeaway.com NV (LSE)†#*	2,972	268,711
Shop Apotheke Europe NV†*	18,334	3,418,445
Wolters Kluwer NV	8,219	786,177

		20,985,291

New Zealand — 0.2%
Auckland International Airport, Ltd.†	108,291	571,871
Freightways, Ltd.	72,939	623,477
Mainfreight, Ltd.	10,237	562,702

		1,758,050

Norway — 0.8%
Scatec ASA#*	72,660	1,944,435
TOMRA Systems ASA	76,832	3,933,931

		5,878,366

Papua New Guinea — 0.1%
Oil Search, Ltd.	262,741	737,271

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR†	15,757	181,521

Philippines — 0.3%
Metropolitan Bank & Trust Co.	1,062,772	1,067,275
Universal Robina Corp.	478,040	1,390,189

		2,457,464

Portugal — 0.1%
Galp Energia SGPS SA	16,069	199,480
NOS SGPS SA	107,716	384,080

		583,560

Russia — 0.4%
Detsky Mir PJSC†	1,084,901	2,251,592
Moscow Exchange MICEX-RTS PJSC	256,220	587,815

		2,839,407

Singapore — 0.7%
Ascendas India Trust	490,200	515,220
City Developments, Ltd.	113,700	659,417
Mapletree Commercial Trust	796,900	1,265,399
Singapore Technologies Engineering, Ltd.	483,300	1,414,269
Venture Corp., Ltd.	106,563	1,532,573

		5,386,878

Security Description	Shares	Value (Note 2)

South Africa — 0.7%
AVI, Ltd.	168,022	$893,679
Transaction Capital, Ltd.	1,717,461	4,549,986

		5,443,665

South Korea — 4.8%
Amorepacific Corp.	6,686	1,720,507
Doosan Bobcat, Inc.†	29,427	1,353,542
Doosan Fuel Cell Co., Ltd.†	84,225	3,319,007
Douzone Bizon Co., Ltd.	47,508	3,522,740
LEENO Industrial, Inc.	31,968	4,683,557
LG Innotek Co., Ltd.	31,454	5,767,366
LS Electric Co., Ltd.	24,963	1,271,316
NHN KCP Corp.†	67,740	3,048,998
OCI Co., Ltd.†	58,609	6,673,848
Orion Corp.	12,919	1,384,220
Samsung Fire & Marine Insurance Co., Ltd.	7,823	1,483,515
TK Corp.	32,338	313,145

		34,541,761

Spain — 1.2%
Amadeus IT Group SA†	29,064	2,188,194
Cellnex Telecom SA*	94,566	5,659,831
Viscofan SA	15,481	1,092,110

		8,940,135

Sweden — 2.3%
Essity AB, Class B	35,220	1,214,695
Karnov Group AB	48,965	304,257
LeoVegas AB*	829,839	4,297,017
MIPS AB	40,223	3,298,575
Saab AB, Series B	23,076	666,647
Swedish Match AB	131,259	1,215,515
Thule Group AB*	29,757	1,397,522
Tobii AB†	592,573	4,556,250

		16,950,478

Switzerland — 1.4%
DKSH Holding AG	1,870	152,282
Julius Baer Group, Ltd.	15,959	1,092,912
Kardex Holding AG	4,241	952,398
Partners Group Holding AG	137	208,203
SIG Combibloc Group AG	86,183	2,291,826
Sika AG	7,196	2,314,400
Sonova Holding AG†	4,980	1,770,544
Straumann Holding AG	44	68,849
Temenos AG	3,396	522,708
VAT Group AG*	3,061	939,229

		10,313,351

Taiwan — 1.7%
Advantech Co., Ltd.	78,571	933,262
Chroma ATE, Inc.	243,000	1,651,214
E.Sun Financial Holding Co., Ltd.	1,341,186	1,235,280
Kindom Development Co., Ltd.	1,181,000	1,596,492
Merida Industry Co., Ltd.	346,000	4,022,458
Tripod Technology Corp.	331,000	1,533,264
Voltronic Power Technology Corp.	23,675	1,054,005
Win Semiconductors Corp.	27,000	317,298

		12,343,273

Thailand — 0.1%
AEON Thana Sinsap Thailand PCL	100,200	705,408

Turkey — 0.0%
Selcuk Ecza Deposu Ticaret ve Sanayi AS	89,359	94,306

148

VALIC Company I International Opportunities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom — 15.0%
4imprint Group PLC†	6,447	$263,041
Abcam PLC†	20,184	405,601
Admiral Group PLC	8,674	361,782
Allfunds Group Plc†	26,189	439,122
Aston Martin Lagonda Global Holdings PLC†*	147,135	4,397,469
Auto Trader Group PLC†*	162,730	1,296,950
Babcock International Group PLC†	56,799	241,094
Bellway PLC	24,596	1,248,916
Big Yellow Group PLC	42,373	786,548
Britvic PLC	26,709	345,875
Bunzl PLC	31,557	1,023,317
Burberry Group PLC†	23,415	709,780
Cairn Energy PLC	83,143	191,856
Coats Group PLC	218,104	204,904
Compass Group PLC†	53,924	1,230,925
ConvaTec Group PLC*	154,585	521,245
Countryside Properties PLC†*	1,076,346	7,828,421
Cranswick PLC	21,722	1,219,508
Croda International PLC	56,536	5,606,688
Dechra Pharmaceuticals PLC	109,660	6,402,372
Electrocomponents PLC	799,054	11,226,379
EMIS Group PLC	19,934	335,512
Essentra PLC	328,931	1,458,758
Forterra PLC†*	624,405	2,596,345
Frontier Developments PLC†	68,236	2,488,714
Future PLC	253,172	10,196,625
GB Group PLC	358,144	4,752,233
Greggs PLC†	71,504	2,527,740
Halma PLC	27,455	1,014,591
Hargreaves Lansdown PLC	31,387	738,075
Helios Towers PLC†	129,930	307,932
Howden Joinery Group PLC	135,468	1,532,228
Ibstock PLC*	186,334	606,616
Intertek Group PLC	19,946	1,536,470
Johnson Service Group PLC†	63,639	153,713
Keywords Studios PLC†	185,014	6,858,137
Marshalls PLC	37,796	394,777
Moneysupermarket.com Group PLC	222,389	852,760
Naked Wines PLC†	171,124	1,959,805
On the Beach Group PLC†*	278,179	1,610,693
PZ Cussons PLC	14,850	53,740
Rathbone Brothers PLC	42,077	1,071,262
Rightmove PLC	157,254	1,345,697
Rotork PLC	619,594	2,968,507
S4 Capital PLC†	517,418	4,082,674
Sage Group PLC	26,678	248,589
Schroders PLC	33,238	1,677,827
Shaftesbury PLC†#	54,030	476,546
Smith & Nephew PLC	73,127	1,598,703
Spirax-Sarco Engineering PLC	5,149	928,015
Tate & Lyle PLC	17,921	194,814
UNITE Group PLC	122,386	1,971,315
Weir Group PLC†	150,186	4,092,221
WM Morrison Supermarkets PLC	218,353	548,015

		109,131,442

United States — 0.1%
Autoliv, Inc. SDR	2,959	308,580
PerkinElmer, Inc.	1,001	145,215

		453,795

Total Long-Term Investment Securities
(cost $564,952,468)		714,851,800

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Registered Investment Companies — 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(2)(3) (cost $15,530,056)	15,530,056	$15,530,056

REPURCHASE AGREEMENTS — 1.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 05/28/2021, to be repurchased 06/01/2021 in the amount of $9,148,000 and collateralized by $9,354,500 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2024 and having an approximate value of $9,331,023 (cost $9,148,000)	$9,148,000	9,148,000

TOTAL INVESTMENTS
(cost $589,630,524)(4)	101.7%	739,529,856
Liabilities in excess of other assets	(1.7)	(12,565,559)

NET ASSETS	100.0%	$726,964,297

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2021, the aggregate value of these securities was $55,362,236 representing 7.6% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

At May 31, 2021, the Fund had loaned securities with a total value of $26,253,580. This was secured by collateral of $15,530,056, which was received in cash and subsequently invested in short-term investments currently valued at $15,530,056 as reported in the Portfolio of Investments. Additional collateral of $11,807,340 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 10/25/2050	$9,873
Federal National Mtg. Assoc.	1.24% to 3.50%	07/25/2030 to 09/01/2050	38,366
Government National Mtg. Assoc.	1.00% to 2.70%	12/20/2050 to 05/16/2053	7,328
United States Cash Management Bills	zero coupon	09/21/2021	42,908
United States Treasury Bills	0.00%	06/10/2021 to 08/05/2021	1,000,586
United States Treasury Notes/Bonds	0.13% to 8.13%	06/30/2021 to 02/15/2051	10,708,279

(3)	The rate shown is the 7-day yield as of May 31, 2021.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

Euronext Amsterdam—Euronext Stock Exchange Amsterdam

LSE—London Stock Exchange

SDR—Swedish Depositary Receipt

149

VALIC Company I International Opportunities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

150

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Bermuda	$11,258,551	—	$0	$11,258,551
Russia	—	2,839,407	—	2,839,407
Other Countries	700,753,842	—	—	700,753,842
Short Term Investment Securities:
Registered Investment Companies	15,530,056	—	—	15,530,056
Repurchase Agreements	—	9,148,000	—	9,148,000

Total Investments at Value	$727,542,449	$11,987,407	$0	$739,529,856

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

VALIC Company I International Socially Responsible Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Repurchase Agreements	6.7%
Medical — Drugs	5.6
Banks — Commercial	4.1
Insurance — Life/Health	3.5
Telephone — Integrated	3.0
Cosmetics & Toiletries	2.4
Insurance — Multi-line	2.4
Semiconductor Equipment	2.2
Auto — Cars/Light Trucks	2.2
Diversified Banking Institutions	1.9
Chemicals — Specialty	1.8
Real Estate Investment Trusts	1.8
Commercial Services	1.3
Transport — Rail	1.3
Power Converter/Supply Equipment	1.3
Medical Products	1.3
Enterprise Software/Service	1.3
Real Estate Operations & Development	1.2
Import/Export	1.2
Finance — Other Services	1.2
Industrial Automated/Robotic	1.1
Building & Construction Products — Misc.	1.1
Oil Companies — Integrated	1.1
Electronic Components — Misc.	1.1
Investment Companies	1.0
Apparel Manufacturers	1.0
Chemicals — Diversified	1.0
Medical — Biomedical/Gene	0.9
Insurance — Reinsurance	0.9
Audio/Video Products	0.9
Steel — Producers	0.9
Machinery — Electrical	0.8
Food — Retail	0.8
Investment Management/Advisor Services	0.8
Soap & Cleaning Preparation	0.8
Auto/Truck Parts & Equipment — Original	0.8
Oil Refining & Marketing	0.8
Cellular Telecom	0.7
Transport — Services	0.7
Private Equity	0.7
Electric — Generation	0.7
Retail — Apparel/Shoe	0.7
Food — Misc./Diversified	0.7
Real Estate Management/Services	0.7
Industrial Gases	0.7
U.S. Government Treasuries	0.7
Beverages — Non-alcoholic	0.7
Oil Companies — Exploration & Production	0.6
Electric — Integrated	0.6
Water	0.6
Food — Dairy Products	0.6
Rubber — Tires	0.6
Electric — Distribution	0.6
Internet Content — Information/News	0.6
Medical Labs & Testing Services	0.6
Networking Products	0.6
Insurance — Property/Casualty	0.6
Building — Residential/Commercial	0.6
Computer Services	0.6
Paper & Related Products	0.5
Gas — Distribution	0.5
Food — Catering	0.5
Airport Development/Maintenance	0.5
Optical Supplies	0.5
Machinery — General Industrial	0.5
Building Products — Cement	0.5
Human Resources	0.5
Retail — Jewelry	0.5
Commercial Services — Finance	0.5
Machinery — Construction & Mining	0.5
Building — Heavy Construction	0.5
Auto — Heavy Duty Trucks	0.5
Electric — Transmission	0.5
Electronic Components — Semiconductors	0.4

Building & Construction — Misc.	0.4
Toys	0.4
Gold Mining	0.4
Hotels/Motels	0.4
Distribution/Wholesale	0.4
Office Automation & Equipment	0.4
Diversified Operations	0.4
Machinery — Farming	0.4
Medical Instruments	0.3
Electronic Measurement Instruments	0.3
Building Products — Air & Heating	0.3
Public Thoroughfares	0.3
Computer Aided Design	0.3
Rental Auto/Equipment	0.3
Gas — Transportation	0.3
Metal — Diversified	0.3
Electric Products — Misc.	0.3
Advertising Agencies	0.3
Multimedia	0.3
Metal — Iron	0.3
Energy — Alternate Sources	0.3
Finance — Leasing Companies	0.3
Publishing — Periodicals	0.3
Advertising Services	0.3
Coatings/Paint	0.2
Steel Pipe & Tube	0.2
MRI/Medical Diagnostic Imaging	0.2
Airlines	0.2
Telecom Services	0.2
Diversified Minerals	0.2
Retail — Building Products	0.2
Pipelines	0.2
Metal — Copper	0.2
Electronic Security Devices	0.2
Resorts/Theme Parks	0.2
Diversified Manufacturing Operations	0.2
Retail — Discount	0.2
Web Portals/ISP	0.2
Applications Software	0.2
Fisheries	0.1
Building — Maintenance & Services	0.1
Diagnostic Kits	0.1
Diversified Operations/Commercial Services	0.1
Chemicals — Plastics	0.1
Diagnostic Equipment	0.1
Medical — Hospitals	0.1
Miscellaneous Manufacturing	0.1
Security Services	0.1
Steel — Specialty	0.1
Computer Data Security	0.1
Athletic Footwear	0.1
Machine Tools & Related Products	0.1
Coffee	0.1
Food — Meat Products	0.1
Consulting Services	0.1
E-Commerce/Services	0.1
Bicycle Manufacturing	0.1
Medical — Nursing Homes	0.1
Engineering/R&D Services	0.1
E-Commerce/Products	0.1
Entertainment Software	0.1
Respiratory Products	0.1
Computers — Periphery Equipment	0.1
Internet Application Software	0.1
Food — Flour & Grain	0.1
Wire & Cable Products	0.1
Medical — Wholesale Drug Distribution	0.1
Satellite Telecom	0.1
Agricultural Chemicals	0.1

99.1%

*	Calculated as a percentage of net assets

151

VALIC Company I International Socially Responsible Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited) — (continued)

Country Allocation*

Japan	22.5%
United Kingdom	11.9
France	10.3
Switzerland	7.7
United States	7.4
Germany	6.7
Australia	5.5
Netherlands	5.3
Sweden	3.2
Hong Kong	2.6
Denmark	2.5
Spain	2.3
Italy	1.9
Finland	1.6
Singapore	1.2
Belgium	1.0
Ireland	0.8
Norway	0.7
Austria	0.6
Portugal	0.6
Cayman Islands	0.6
Jersey	0.6
Luxembourg	0.5
Israel	0.4
New Zealand	0.4
Bermuda	0.1
Papua New Guinea	0.1
SupraNational	0.1

99.1%

*	Calculated as a percentage of net assets

152

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 91.7%
Australia — 5.5%
Afterpay, Ltd.†	4,795	$342,958
AGL Energy, Ltd.	24,237	151,717
Ampol, Ltd.	22,755	500,819
APA Group	72,897	518,692
ASX, Ltd.	8,905	523,515
Aurizon Holdings, Ltd.	116,322	324,615
BGP Holdings PLC†(1)	60,919	0
BlueScope Steel, Ltd.	32,536	532,491
Brambles, Ltd.	61,419	512,304
Cochlear, Ltd.	2,303	403,083
Coles Group, Ltd.	45,658	583,227
Computershare, Ltd.	17,667	213,962
CSL, Ltd.	12,588	2,816,224
Dexus	27,364	220,020
Evolution Mining, Ltd.	88,051	367,223
Fortescue Metals Group, Ltd.	57,945	1,001,944
Goodman Group	49,625	743,312
GPT Group	59,897	212,403
Insurance Australia Group, Ltd.	60,307	233,383
Lendlease Corp., Ltd.	14,856	140,751
Macquarie Group, Ltd.	15,097	1,768,204
Magellan Financial Group, Ltd.	4,161	153,585
Mirvac Group	121,745	261,851
Newcrest Mining, Ltd.	39,872	870,481
Northern Star Resources, Ltd.	40,215	362,720
Origin Energy, Ltd.	119,484	365,678
QBE Insurance Group, Ltd.	35,865	302,749
Ramsay Health Care, Ltd.	9,085	444,730
Santos, Ltd.	106,118	553,829
Scentre Group	268,583	563,178
Sonic Healthcare, Ltd.	33,665	902,882
Stockland	83,190	299,493
Suncorp Group, Ltd.	58,913	505,026
Sydney Airport†	93,860	424,734
Telstra Corp., Ltd.	187,758	509,494
Transurban Group	115,342	1,234,170
Vicinity Centres	161,395	194,094
Washington H. Soul Pattinson & Co., Ltd.	2,812	64,079
Woodside Petroleum, Ltd.	64,609	1,086,293

		21,209,913

Austria — 0.6%
Erste Group Bank AG	11,928	489,023
OMV AG	14,869	848,940
Raiffeisen Bank International AG	9,754	231,586
Verbund AG	1,574	143,956
voestalpine AG	13,962	629,280

		2,342,785

Belgium — 1.0%
Ageas SA/NV	2,480	161,797
Colruyt SA	2,725	165,419
Galapagos NV†	2,285	170,252
Groupe Bruxelles Lambert SA	7,913	895,281
KBC Group NV	11,922	972,320
Proximus SADP	4,692	95,008
Solvay SA	3,519	473,753
UCB SA	7,790	726,903
Umicore SA	4,826	288,780

		3,949,513

Bermuda — 0.1%
CK Infrastructure Holdings, Ltd.	8,000	49,840
Hongkong Land Holdings, Ltd.	13,100	64,190
Jardine Matheson Holdings, Ltd.	6,900	447,534

		561,564

Security Description	Shares	Value (Note 2)

Cayman Islands — 0.6%
CK Asset Holdings, Ltd.	100,308	$664,334
CK Hutchison Holdings, Ltd.	102,500	802,339
WH Group, Ltd.*	410,500	350,683
Wharf Real Estate Investment Co., Ltd.	63,000	369,352

		2,186,708

Denmark — 2.5%
Ambu A/S, Class B	2,259	84,089
Chr. Hansen Holding A/S	2,495	223,552
Demant A/S†	2,521	137,910
DSV PANALPINA A/S	5,029	1,214,326
Genmab A/S†	1,960	791,624
H. Lundbeck A/S	3,632	114,382
Novo Nordisk A/S, Class B	52,297	4,127,537
Novozymes A/S, Class B	4,146	301,728
Orsted A/S*	7,153	1,082,416
Pandora A/S	3,605	486,878
Vestas Wind Systems A/S	25,800	1,001,843

		9,566,285

Finland — 1.6%
Elisa Oyj	326	19,185
Kone Oyj, Class B	10,529	849,210
Neste Oyj	11,636	764,815
Nokia Oyj†	189,310	980,668
Nordea Bank Abp	144,296	1,544,759
Orion Oyj, Class B	5,337	229,089
Sampo Oyj, Class A	10,291	478,131
Stora Enso Oyj, Class R	29,179	509,361
UPM-Kymmene Oyj	22,733	863,810

		6,239,028

France — 10.3%
Accor SA†	11,321	453,645
Aeroports de Paris†	2,191	302,850
Air Liquide SA	16,043	2,720,910
Alstom SA†	5,293	296,845
Amundi SA*	2,158	191,315
Arkema SA	3,390	445,431
Atos SE	4,039	270,107
AXA SA	83,127	2,288,916
BioMerieux	978	112,130
BNP Paribas SA	28,668	1,952,470
Bouygues SA	20,457	832,707
Bureau Veritas SA†	11,342	348,126
Capgemini SE	6,216	1,157,102
Carrefour SA	30,703	626,010
Cie de Saint-Gobain†	19,284	1,289,140
Cie Generale des Etablissements Michelin SCA	8,063	1,236,919
CNP Assurances	21,011	379,972
Covivio	1,969	185,221
Danone SA	26,826	1,907,165
Dassault Systemes SE	5,293	1,215,069
Edenred	9,427	511,216
Eiffage SA	5,801	639,068
EssilorLuxottica SA	11,616	2,009,748
Eurazeo SE	2,742	244,260
Faurecia SE	3,671	198,000
Gecina SA	1,516	241,254
Getlink SE	25,363	405,014
Hermes International	2,145	3,014,617
Iliad SA	696	115,343
Ipsen SA	3,567	360,075
Klepierre SA	9,974	287,528
L’Oreal SA	9,614	4,317,872
Legrand SA	9,901	1,033,998
Natixis SA	60,337	298,432

153

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
France (continued)
Orpea SA†	2,407	$300,860
Publicis Groupe SA	8,806	595,985
Sartorius Stedim Biotech	1,193	515,582
Schneider Electric SE	16,987	2,680,494
SCOR SE†	5,706	185,088
Societe Generale SA	28,467	909,682
Sodexo SA†	5,579	538,822
Suez SA	10,167	247,467
Ubisoft Entertainment SA†	1,173	85,768
Valeo SA	4,108	134,004
Veolia Environnement SA	29,894	936,874
Wendel SE	1,296	180,482
Worldline SA†*	6,156	587,643

		39,787,226

Germany — 6.7%
Allianz SE	11,296	2,967,803
Bayerische Motoren Werke AG	9,326	986,003
Bayerische Motoren Werke AG (Preference Shares)	1,643	148,363
Beiersdorf AG	7,890	931,742
Brenntag SE	2,328	218,991
Carl Zeiss Meditec AG	784	145,033
Commerzbank AG†	82,999	667,804
Covestro AG*	5,143	359,364
Deutsche Boerse AG	6,431	1,048,513
Deutsche Telekom AG	90,537	1,876,228
Deutsche Wohnen SE	13,175	838,658
Evonik Industries AG	7,131	254,355
Hannover Rueck SE	1,588	277,111
HeidelbergCement AG	6,394	582,136
Henkel AG & Co. KGaA	4,067	400,480
Henkel AG & Co. KGaA (Preference Shares)	11,051	1,264,331
Infineon Technologies AG	31,111	1,262,018
Knorr-Bremse AG	1,092	135,428
LANXESS AG	1,378	103,009
Merck KGaA	7,895	1,420,546
Muenchener Rueckversicherungs-Gesellschaft AG	5,480	1,578,092
Puma SE	3,577	409,240
SAP SE	29,046	4,020,894
Sartorius AG (Preference Shares)	1,091	538,820
Siemens Healthineers AG*	13,335	747,698
Symrise AG	3,680	486,902
TeamViewer AG†*	2,071	81,750
Telefonica Deutschland Holding AG	103,732	282,972
United Internet AG	4,962	206,578
Vonovia SE	21,094	1,315,478
Zalando SE†*	4,104	437,504

		25,993,844

Hong Kong — 2.6%
AIA Group, Ltd.	289,000	3,694,005
BOC Hong Kong Holdings, Ltd.	122,500	442,748
Hang Lung Properties, Ltd.	49,000	123,622
Hang Seng Bank, Ltd.	21,300	442,418
Henderson Land Development Co., Ltd.	86,503	413,517
Hong Kong & China Gas Co., Ltd.	224,050	389,733
Hong Kong Exchanges & Clearing, Ltd.	28,700	1,796,500
Link REIT	37,300	355,174
MTR Corp., Ltd.	74,500	414,694
New World Development Co., Ltd.	47,250	254,792
Power Assets Holdings, Ltd.	42,500	259,844
Sun Hung Kai Properties, Ltd.	49,500	760,273
Swire Pacific, Ltd., Class A	30,000	225,360
Swire Properties, Ltd.	52,400	154,278
Techtronic Industries Co., Ltd.	20,500	378,519

		10,105,477

Security Description	Shares	Value (Note 2)

Ireland — 0.8%
CRH PLC	26,317	$1,366,167
DCC PLC	7,134	606,238
Kerry Group PLC, Class A	7,667	1,034,057
Smurfit Kappa Group PLC	3,428	181,717

		3,188,179

Israel — 0.4%
Bank Hapoalim BM†	44,435	376,925
Bank Leumi Le-Israel BM†	60,220	470,787
Check Point Software Technologies, Ltd.†	3,586	419,490
NICE, Ltd.†	1,058	231,204
Wix.com, Ltd.†	920	239,071

		1,737,477

Italy — 1.9%
Amplifon SpA	4,307	204,572
Assicurazioni Generali SpA	79,530	1,630,766
DiaSorin SpA	833	146,936
FinecoBank Banca Fineco SpA†	13,965	233,902
Mediobanca Banca di Credito Finanziario SpA†	54,420	647,698
Moncler SpA	8,838	626,388
Nexi SpA†*	7,610	153,491
Poste Italiane SpA*	43,183	609,007
Prysmian SpA	6,421	221,043
Recordati Industria Chimica e Farmaceutica SpA	10,503	582,630
Snam SpA	185,780	1,089,023
Terna Rete Elettrica Nazionale SpA	137,011	1,043,904

		7,189,360

Japan — 22.5%
Advantest Corp.	2,500	225,110
Aeon Co., Ltd.	25,000	667,365
Ajinomoto Co., Inc.	26,600	609,329
ANA Holdings, Inc.†	11,900	287,654
Astellas Pharma, Inc.	81,000	1,325,602
Bridgestone Corp.	24,200	1,058,908
Canon, Inc.	35,600	829,754
Central Japan Railway Co.	7,200	1,066,218
Chiba Bank, Ltd.	7,600	48,160
Chubu Electric Power Co., Inc.	27,000	322,274
Chugai Pharmaceutical Co., Ltd.	26,400	1,009,034
Coca-Cola Bottlers Japan Holdings, Inc.	19,200	315,353
Concordia Financial Group, Ltd.	23,900	87,257
Dai Nippon Printing Co., Ltd.	5,500	118,127
Dai-ichi Life Holdings, Inc.	34,100	693,270
Daiichi Sankyo Co., Ltd.	53,300	1,227,742
Daikin Industries, Ltd.	6,300	1,239,236
Denso Corp.	18,100	1,236,439
Dentsu Group, Inc.	7,300	249,902
East Japan Railway Co.	15,800	1,100,469
Eisai Co., Ltd.	10,100	676,613
ENEOS Holdings, Inc.	151,200	622,916
FANUC Corp.	5,500	1,316,975
FUJIFILM Holdings Corp.	9,700	673,485
Hankyu Hanshin Holdings, Inc.	12,700	395,448
Hisamitsu Pharmaceutical Co., Inc.	5,500	300,451
Hitachi Metals, Ltd.†	21,800	420,975
Hitachi, Ltd.	25,000	1,305,595
Hoya Corp.	10,400	1,358,765
Idemitsu Kosan Co., Ltd.	9,000	211,818
Inpex Corp.	66,600	456,592
Isuzu Motors, Ltd.	18,800	246,992
ITOCHU Corp.	11,900	352,011
Japan Airlines Co., Ltd.†	20,400	464,147
JFE Holdings, Inc.	43,000	570,802
Kajima Corp.	21,800	300,697
Kao Corp.	16,700	1,017,950

154

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
KDDI Corp.	49,800	$1,685,315
Keikyu Corp.	400	5,142
Keio Corp.	2,000	123,822
Keyence Corp.	4,500	2,207,083
Kintetsu Group Holdings Co., Ltd.†	7,500	263,577
Kobayashi Pharmaceutical Co., Ltd.	400	35,399
Komatsu, Ltd.	28,300	825,282
Kose Corp.	1,300	203,223
Kubota Corp.	31,100	704,482
Kyocera Corp.	6,000	367,205
Kyowa Kirin Co., Ltd.	15,600	470,123
Lasertec Corp.†	800	150,043
Lawson, Inc.	2,600	116,702
Lion Corp.	4,100	71,559
LIXIL Corp.	3,000	78,582
M3, Inc.	7,400	499,038
Marubeni Corp.	72,000	634,093
Mazda Motor Corp.†	42,200	359,239
MEIJI Holdings Co., Ltd.	7,900	489,097
Mitsubishi Chemical Holdings Corp.	57,700	459,982
Mitsubishi Corp.	46,500	1,263,313
Mitsubishi Electric Corp.	55,600	856,514
Mitsubishi Estate Co., Ltd.	36,400	587,749
Mitsui & Co., Ltd.	57,800	1,270,353
Mitsui Fudosan Co., Ltd.	33,400	775,284
MS&AD Insurance Group Holdings, Inc.	12,700	386,544
Murata Manufacturing Co., Ltd.	14,200	1,070,349
Nexon Co., Ltd.	8,100	190,562
NGK Spark Plug Co., Ltd.	1,300	20,405
NH Foods, Ltd.	2,400	95,598
Nidec Corp.	11,700	1,334,738
Nintendo Co., Ltd.	2,800	1,725,862
Nippon Express Co., Ltd.	2,400	191,633
Nippon Paint Holdings Co., Ltd.	11,600	167,291
Nippon Shinyaku Co., Ltd.	1,500	107,070
Nippon Steel Corp.	43,400	812,009
Nippon Telegraph & Telephone Corp.	48,400	1,291,798
Nisshin Seifun Group, Inc.	15,900	237,990
Nissin Foods Holdings Co., Ltd.	2,000	144,398
Nitori Holdings Co., Ltd.	2,000	345,336
NTT Data Corp.	12,000	194,474
Obayashi Corp.	15,900	133,471
Odakyu Electric Railway Co., Ltd.	5,500	141,562
Ono Pharmaceutical Co., Ltd.	28,700	647,243
Oriental Land Co., Ltd.	5,200	772,176
ORIX Corp.	56,900	1,000,613
Osaka Gas Co., Ltd.	27,200	510,642
Otsuka Holdings Co., Ltd.	22,500	925,115
Pan Pacific International Holdings Corp.	3,700	72,629
Panasonic Corp.	58,300	661,903
Pigeon Corp.	5,600	157,290
Rakuten Group, Inc.	26,200	299,367
Recruit Holdings Co., Ltd.	29,300	1,481,873
Renesas Electronics Corp.†	12,600	127,795
Resona Holdings, Inc.	94,900	403,672
Ryohin Keikaku Co., Ltd.	4,800	90,856
Santen Pharmaceutical Co., Ltd.	26,700	355,643
Secom Co., Ltd.	5,400	421,341
Sekisui House, Ltd.	10,600	219,846
SG Holdings Co., Ltd.	4,500	100,214
Shimano, Inc.	1,500	338,690
Shin-Etsu Chemical Co., Ltd.	10,700	1,836,833
Shionogi & Co., Ltd.	13,800	698,198
Shiseido Co., Ltd.	12,400	895,157
Shizuoka Bank, Ltd.	4,400	34,732
SMC Corp.	1,500	894,797

Security Description	Shares	Value (Note 2)

Japan (continued)
SoftBank Corp.	67,600	$865,657
SoftBank Group Corp.	35,700	2,683,473
Sony Group Corp.	28,400	2,788,674
Subaru Corp.	18,000	349,151
Sumitomo Chemical Co., Ltd.	43,400	237,083
Sumitomo Corp.	61,500	855,574
Sumitomo Dainippon Pharma Co., Ltd.	12,900	244,998
Sumitomo Electric Industries, Ltd.	41,700	636,501
Sumitomo Metal Mining Co., Ltd.	18,700	835,613
Sumitomo Mitsui Financial Group, Inc.	66,400	2,388,550
Sumitomo Realty & Development Co., Ltd.	10,700	354,507
Suntory Beverage & Food, Ltd.	16,600	609,833
Sysmex Corp.	4,500	457,231
Taisho Pharmaceutical Holdings Co., Ltd.	5,700	322,793
Terumo Corp.	18,500	710,288
Tobu Railway Co., Ltd.	3,900	98,960
Toho Gas Co., Ltd.	600	32,776
Tohoku Electric Power Co., Inc.	17,300	140,183
Tokio Marine Holdings, Inc.	18,200	858,176
Tokyo Electron, Ltd.	3,000	1,329,085
Tokyo Gas Co., Ltd.	24,100	475,374
Tokyu Corp.	31,300	417,770
Toppan Printing Co., Ltd.	7,800	136,208
Toray Industries, Inc.	40,700	263,317
TOTO, Ltd.	800	42,974
Toyo Suisan Kaisha, Ltd.	2,100	83,935
Toyota Industries Corp.	8,600	731,315
Toyota Motor Corp.	64,300	5,336,136
Toyota Tsusho Corp.	5,000	223,290
Unicharm Corp.	17,100	673,040
Welcia Holdings Co., Ltd.	1,400	42,637
West Japan Railway Co.	7,300	414,067
Yakult Honsha Co., Ltd.	6,100	328,229
Yamazaki Baking Co., Ltd.	8,400	125,272
Z Holdings Corp.	72,600	340,146

		86,882,167

Jersey — 0.6%
Ferguson PLC	8,169	1,111,077
WPP PLC	73,697	1,018,678

		2,129,755

Luxembourg — 0.5%
Aroundtown SA	42,482	355,691
Eurofins Scientific SE†	2,284	245,852
SES SA FDR	22,839	196,628
Tenaris SA	86,430	983,354

		1,781,525

Netherlands — 5.3%
ABN AMRO Bank NV CVA†*	39,130	521,070
Adyen NV†*	347	799,921
Aegon NV	96,323	452,930
Akzo Nobel NV	7,213	926,207
Argenx SE†	599	164,863
ASML Holding NV	10,519	7,019,149
CNH Industrial NV	42,088	724,954
EXOR NV	7,779	665,924
Ferrari NV	4,589	967,838
ING Groep NV	123,160	1,703,126
JDE Peet’s NV†	8,986	353,504
Just Eat Takeaway.com NV†*	1,952	176,718
Koninklijke DSM NV	5,797	1,065,321
Koninklijke KPN NV	151,346	501,631
Koninklijke Vopak NV	5,917	279,095
NN Group NV	13,713	694,478
Prosus NV	15,033	1,556,569

155

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Netherlands (continued)
QIAGEN NV†	7,562	$371,533
STMicroelectronics NV	14,942	558,657
Wolters Kluwer NV	10,012	957,684

		20,461,172

New Zealand — 0.4%
a2 Milk Co., Ltd.†	27,794	117,985
Auckland International Airport, Ltd.†	61,749	326,089
Fisher & Paykel Healthcare Corp., Ltd.	12,722	274,539
Mercury NZ, Ltd.	30,468	144,676
Meridian Energy, Ltd.	64,606	244,767
Ryman Healthcare, Ltd.	20,169	191,543
Spark New Zealand, Ltd.	25,402	83,357
Xero, Ltd.†	2,001	204,622

		1,587,578

Norway — 0.7%
Equinor ASA	57,145	1,227,630
Mowi ASA	18,515	481,085
Orkla ASA	39,049	405,198
Telenor ASA	18,680	322,539
Yara International ASA	2,265	120,603

		2,557,055

Papua New Guinea — 0.1%
Oil Search, Ltd.	171,553	481,391

Portugal — 0.6%
Banco Espirito Santo SA†(1)	126,030	0
EDP — Energias de Portugal SA	203,774	1,169,156
Galp Energia SGPS SA	60,533	751,456
Jeronimo Martins SGPS SA	15,463	298,496

		2,219,108

Singapore — 1.2%
DBS Group Holdings, Ltd.	65,800	1,494,120
Keppel Corp., Ltd.	54,000	217,633
Oversea-Chinese Banking Corp., Ltd.	152,700	1,427,125
Singapore Airlines, Ltd.†	32,400	122,005
Singapore Telecommunications, Ltd.	286,800	522,638
United Overseas Bank, Ltd.	45,100	889,041

		4,672,562

Spain — 2.3%
Aena SME SA†*	5,508	963,851
Amadeus IT Group SA†	16,096	1,211,849
CaixaBank SA	249,129	852,464
Cellnex Telecom SA*	10,822	647,703
Enagas SA	28,637	671,363
Ferrovial SA	28,968	848,860
Grifols SA	14,421	401,481
Red Electrica Corp. SA	32,624	653,242
Repsol SA	108,055	1,439,430
Telefonica SA	262,701	1,287,810

		8,978,053

SupraNational — 0.1%
Unibail-Rodamco-Westfield†	4,823	418,639

Sweden — 3.2%
Assa Abloy AB, Class B	25,431	780,617
Boliden AB	25,834	1,034,399
Boliden AB (Redemption Shares)†	25,834	18,666
EQT AB	2,981	107,729
Essity AB, Class B	32,404	1,117,574
Hennes & Mauritz AB, Class B†	26,557	677,505
Hexagon AB, Class B	37,268	530,467
ICA Gruppen AB	1,334	64,466

Security Description	Shares	Value (Note 2)

Sweden (continued)
Industrivarden AB, Class C	2,897	$113,624
Investor AB, Class B	105,720	2,439,257
Sandvik AB	35,081	923,479
Skandinaviska Enskilda Banken AB, Class A	73,479	938,380
Svenska Handelsbanken AB, Class A	76,802	859,937
Telefonaktiebolaget LM Ericsson, Class B	85,577	1,133,174
Volvo AB, Class B	56,354	1,473,294

		12,212,568

Switzerland — 7.7%
ABB, Ltd.	68,987	2,352,231
Adecco Group AG	6,390	440,018
Alcon, Inc.	18,897	1,314,282
Baloise Holding AG	3,074	506,808
Coca-Cola HBC AG	23,738	865,439
EMS-Chemie Holding AG	527	493,898
Geberit AG	1,682	1,216,575
Givaudan SA	392	1,748,856
Julius Baer Group, Ltd.	13,110	897,805
Kuehne & Nagel International AG	2,781	938,646
Logitech International SA	2,014	249,427
Lonza Group AG	2,782	1,790,748
Partners Group Holding AG	1,054	1,601,799
Schindler Holding AG	208	60,122
Schindler Holding AG (Participation Certificate)	3,233	954,984
SGS SA	297	925,504
Sika AG	5,507	1,771,179
Sonova Holding AG†	2,258	802,789
Straumann Holding AG	438	685,364
Swatch Group AG	3,862	1,398,821
Swiss Life Holding AG	2,493	1,292,646
Swiss Prime Site AG	3,176	324,132
Swiss Re AG	16,111	1,547,516
Swisscom AG	2,494	1,402,962
Temenos AG	2,364	363,864
Vifor Pharma AG	4,519	659,387
Zurich Insurance Group AG	7,269	3,035,282

		29,641,084

United Kingdom — 11.9%
3i Group PLC	53,376	941,555
Admiral Group PLC	6,009	250,628
Antofagasta PLC	35,889	786,643
Ashtead Group PLC	16,466	1,202,971
AstraZeneca PLC	29,874	3,411,158
Auto Trader Group PLC†*	43,124	343,696
AVEVA Group PLC	3,754	186,409
Aviva PLC	216,098	1,261,050
Barratt Developments PLC	40,740	437,322
Berkeley Group Holdings PLC	5,208	345,822
British Land Co. PLC	68,607	496,555
BT Group PLC†	351,250	871,586
Bunzl PLC	12,952	420,002
Burberry Group PLC†	30,068	911,453
Coca-Cola European Partners PLC	13,835	837,294
Compass Group PLC†	65,477	1,494,646
Croda International PLC	5,840	579,154
Direct Line Insurance Group PLC	60,310	254,456
Evraz PLC	82,142	743,262
Fresnillo PLC	11,372	144,860
Halma PLC	19,227	710,527
Hargreaves Lansdown PLC	16,693	392,541
Hikma Pharmaceuticals PLC	12,805	444,129
Informa PLC†	86,273	666,043
InterContinental Hotels Group PLC†	9,815	685,444
Intertek Group PLC	10,290	792,654

156

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United Kingdom (continued)
J Sainsbury PLC	145,700	$549,182
JD Sports Fashion PLC†	11,413	153,092
Johnson Matthey PLC	12,186	526,768
Kingfisher PLC	92,209	471,483
Land Securities Group PLC	60,048	599,247
Legal & General Group PLC	274,430	1,107,227
London Stock Exchange Group PLC	11,172	1,200,838
M&G PLC	76,708	266,163
Mondi PLC	27,379	740,769
National Grid PLC	169,869	2,264,126
Next PLC†	7,684	889,610
Ocado Group PLC†	13,059	350,082
Pearson PLC	30,291	351,724
Persimmon PLC	13,547	607,517
Prudential PLC	71,564	1,524,417
Reckitt Benckiser Group PLC	14,898	1,346,354
RELX PLC	76,313	1,991,630
Rentokil Initial PLC	80,615	542,050
Sage Group PLC	62,072	578,396
Schroders PLC	13,917	702,519
Segro PLC	56,163	831,708
Smith & Nephew PLC	50,366	1,101,102
Smiths Group PLC	34,898	767,398
Spirax-Sarco Engineering PLC	3,464	624,324
SSE PLC	60,809	1,330,701
St James’s Place PLC	34,333	680,913
Taylor Wimpey PLC	138,765	337,535
United Utilities Group PLC	85,605	1,194,940
Vodafone Group PLC	908,742	1,654,610
Whitbread PLC†	9,939	448,819
WM Morrison Supermarkets PLC	177,909	446,510

		45,793,614

Total Common Stocks
(cost $264,351,213)		353,873,630

RIGHTS† — 0.0%
Ferrovial SA Expires 06/01/2021	28,968	6,998
Singapore Airlines, Ltd. Expires 06/16/2021	67,716	0

Total Rights
(cost $6,892)		6,998

Total Long-Term Investment Securities
(cost $264,358,105)		353,880,628

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.7%
U.S. Government Treasuries — 0.7%
United States Treasury Bills 0.04% due 05/19/2022(2)	$500,000	$499,792
0.05% due 04/21/2022(2)	700,000	699,793
0.06% due 04/21/2022(2)	800,000	799,764
0.08% due 02/24/2022(2)	700,000	699,876

Total Short-Term Investment Securities
(cost $2,698,656)		2,699,225

REPURCHASE AGREEMENTS — 6.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 05/28/2021, to be repurchased 06/01/2021 in the amount of $25,681,000 and collateralized by $26,260,600 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2024 and having an approximate value of $26,194,692 (cost $25,681,000)	25,681,000	25,681,000

TOTAL INVESTMENTS
(cost $292,737,761)(3)	99.1%	382,260,853
Other assets less liabilities	0.9	3,630,013

NET ASSETS	100.0%	$385,890,866

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2021, the aggregate value of these securities was $8,053,830 representing 2.1% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 5 for cost of investments on a tax basis.

CVA — Certification Van Aandelen (Dutch Cert.)

FDR — Fiduciary Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
282	Long	MSCI EAFE Index	June 2021	$31,923,062	$32,951,700	$1,028,638

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

157

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Australia	$21,209,913	$—	$0	$21,209,913
Portugal	2,219,108	—	0	2,219,108
Other Countries	330,444,609	—	—	330,444,609
Rights	—	6,998	—	6,998
Short-Term Investment Securities	—	2,699,225	—	2,699,225
Repurchase Agreements	—	25,681,000	—	25,681,000

Total Investments at Value	$353,873,630	$28,387,223	$0	$382,260,853

Other Financial Instruments:†
Futures Contracts	$1,028,638	$—	$—	$1,028,638

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

158

VALIC Company I International Value Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Banks — Commercial	6.3%
Appliances	4.8
Food — Misc./Diversified	4.3
Diversified Manufacturing Operations	3.5
Medical Products	3.4
Building & Construction Products — Misc.	3.0
Auto — Cars/Light Trucks	2.9
Building Products — Cement	2.9
Machinery — Electrical	2.9
Communications Software	2.9
Investment Management/Advisor Services	2.9
Building Products — Doors & Windows	2.8
Energy — Alternate Sources	2.6
Diversified Banking Institutions	2.6
Diversified Financial Services	2.5
Finance — Investment Banker/Broker	2.5
Insurance — Life/Health	2.5
Apparel Manufacturers	2.3
Medical — Drugs	2.2
Oil — Field Services	2.1
Airlines	2.1
Retail — Drug Store	2.1
Electronic Components — Semiconductors	2.1
Casino Hotels	2.1
Retail — Apparel/Shoe	2.1
Registered Investment Companies	2.1
Real Estate Operations & Development	2.0
E-Commerce/Products	2.0
Cellular Telecom	1.8
Retail — Building Products	1.7
Auto/Truck Parts & Equipment — Original	1.6
Containers — Paper/Plastic	1.6
Steel — Producers	1.5
Banks — Mortgage	1.5
Agricultural Chemicals	1.5
Finance — Leasing Companies	1.4
Home Furnishings	1.3
Aerospace/Defense	1.2
Diversified Minerals	1.2
Electronic Components — Misc.	1.1
Retail — Auto Parts	1.0
Computer Data Security	0.9
Electric — Integrated	0.9
Wire & Cable Products	0.5
Food — Retail	0.5
Silver Mining	0.3

100.0%

*	Calculated as a percentage of net assets

Country Allocation*

Cayman Islands	11.0%
Japan	11.0
Netherlands	8.8
South Korea	8.4
China	8.4
United States	8.3
United Kingdom	7.0
Luxembourg	3.8
France	3.6
British Virgin Islands	3.0
Switzerland	2.9
Germany	2.9
India	2.9
Jersey	2.9
Canada	2.7
Thailand	2.5
Australia	2.1
Norway	2.0
Denmark	1.8
Ireland	1.3
Israel	0.9
Brazil	0.9
Italy	0.5
Russia	0.4

100.0%

*	Calculated as a percentage of net assets

159

VALIC Company I International Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.9%
Australia — 2.1%
Qantas Airways, Ltd.†	4,344,254	$15,773,723

Brazil — 0.9%
CPFL Energia SA	1,134,000	6,246,933

British Virgin Islands — 3.0%
Nomad Foods, Ltd.†	712,401	21,849,339

Canada — 2.7%
Home Capital Group, Inc.†	385,900	11,285,830
Lundin Mining Corp.	812,650	8,630,686

		19,916,516

Cayman Islands — 11.0%
Alibaba Group Holding, Ltd.†	540,488	14,694,555
China Resources Land, Ltd.	3,182,000	14,903,645
Sands China, Ltd.†	3,476,800	15,478,030
Topsports International Holdings, Ltd.*	10,052,000	15,309,389
Xinyi Glass Holdings, Ltd.	5,274,000	21,066,371

		81,451,990

China — 8.4%
LONGi Green Energy Technology Co., Ltd., Class A	1,215,900	19,501,923
Midea Group Co., Ltd., Class A	1,369,512	17,426,280
Oppein Home Group, Inc., Class A	407,320	9,485,385
Shanghai Pharmaceuticals Holding Co., Ltd.	6,870,700	15,528,106

		61,941,694

Denmark — 1.8%
Danske Bank A/S	724,878	13,432,031

France — 3.6%
Cie de Saint-Gobain†	328,375	21,951,946
Faurecia SE	16,940	915,126
Sanofi	36,420	3,862,543

		26,729,615

Germany — 2.9%
METRO AG	296,336	3,801,579
Rheinmetall AG	84,014	8,698,077
Siemens AG	50,873	8,228,597
Siemens Energy AG†	25,437	806,498

		21,534,751

India — 2.9%
Tech Mahindra, Ltd.	1,506,229	21,311,864

Ireland — 1.3%
Greencore Group PLC†	4,758,147	9,514,309

Israel — 0.9%
Check Point Software Technologies, Ltd.†	56,643	6,626,098

Italy — 0.5%
Prysmian SpA	113,798	3,917,504

Japan — 11.0%
Daiwa Securities Group, Inc.	3,189,500	18,288,771
Hitachi, Ltd.	394,700	20,612,730
Mitsubishi HC Capital, Inc.	3,394,900	19,163,636
ORIX Corp.	576,900	10,145,057
Takeda Pharmaceutical Co., Ltd.	374,200	12,670,367

		80,880,561

Jersey — 2.9%
Man Group PLC	8,290,124	20,965,109

Security Description	Shares	Value (Note 2)

Luxembourg — 3.8%
ArcelorMittal SA†	347,448	$11,395,287
Samsonite International SA†*	8,895,300	16,825,755

		28,221,042

Netherlands — 8.8%
Koninklijke Philips NV#	250,577	14,063,678
NN Group NV#	359,190	18,190,728
OCI NV†#	425,888	10,833,620
Stellantis NV	1,095,511	21,719,397

		64,807,423

Norway — 2.0%
DNB ASA	677,844	14,954,229

Russia — 0.4%
Mobile TeleSystems PJSC ADR	317,295	2,893,730

South Korea — 8.4%
Coway Co, Ltd.	241,730	18,032,759
Hana Financial Group, Inc.	441,774	18,438,608
Samsung Electronics Co., Ltd.	214,862	15,508,286
SK Telecom Co., Ltd.	35,822	10,181,632

		62,161,285

Switzerland — 2.9%
LafargeHolcim, Ltd.	362,556	21,547,797

Thailand — 2.5%
Siam Commercial Bank PCL	5,718,900	18,574,987

United Kingdom — 7.0%
ConvaTec Group PLC*	3,211,121	10,827,582
Fresnillo PLC	200,705	2,556,639
Kingfisher PLC†	2,387,186	12,206,156
Sensata Technologies Holding PLC†	136,462	8,109,937
Smiths Group PLC#	815,313	17,928,516

		51,628,830

United States — 6.2%
Advance Auto Parts, Inc.	38,881	7,376,892
Baker Hughes Co.	652,153	15,912,533
Berry Global Group, Inc.†	168,827	11,515,690
Gentex Corp.	316,368	11,231,064

		46,036,179

Total Long-Term Investment Securities
(cost $562,608,779)		722,917,539

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Registered Investment Companies — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1)	14,579,644	14,579,644
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(1)(2)	601,633	601,633

Total Short-Term Investment Securities
(cost $15,181,277)		15,181,277

TOTAL INVESTMENTS
(cost $577,790,056)(3)	100.0%	738,098,816
Other assets less liabilities	0.0	162,855

NET ASSETS	100.0%	$738,261,671

160

VALIC Company I International Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2021, the aggregate value of these securities was $42,962,726 representing 5.8% of net assets.

(1)	The rate shown is the 7-day yield as of May 31, 2021.
(2)

At May 31, 2021, the Fund had loaned securities with a total value of $938,341. This was secured by collateral of $601,633, which was received in cash and subsequently invested in short-term investments currently valued at $601,633 as reported in the Portfolio of Investments. Additional collateral of $386,314 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
United States Treasury Notes/Bonds	0.13% to 2.25%	07/31/2021 to 01/31/2025	$386,314

(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$722,917,539	$—	$—	$722,917,539
Short-Term Investment Securities	15,181,277	—	—	15,181,277

Total Investments at Value	$738,098,816	$—	$—	$738,098,816

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

161

VALIC Company I Large Capital Growth Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Applications Software	10.2%
Web Portals/ISP	8.4
Computer Services	4.4
Computers	4.3
Insurance Brokers	4.3
Cosmetics & Toiletries	4.1
Finance — Credit Card	4.1
Data Processing/Management	4.0
Medical Products	3.8
Electronic Connectors	3.6
Medical Instruments	3.4
Athletic Footwear	3.3
Diagnostic Equipment	2.7
Electronic Measurement Instruments	2.4
Commercial Services — Finance	2.4
Finance — Investment Banker/Broker	2.2
Entertainment Software	2.1
Real Estate Investment Trusts	2.0
E-Commerce/Products	2.0
Semiconductor Components — Integrated Circuits	1.9
Beverages — Non-alcoholic	1.7
Retail — Discount	1.7
Drug Delivery Systems	1.7
Coatings/Paint	1.5
Retail — Restaurants	1.4
Transport — Rail	1.4
Soap & Cleaning Preparation	1.4
Textile — Apparel	1.2
Medical — Drugs	1.2
Cable/Satellite TV	1.2
Machinery — General Industrial	1.2
Electronic Components — Semiconductors	1.2
Retail — Apparel/Shoe	1.1
Retail — Major Department Stores	1.1
Pharmacy Services	1.0
Internet Content — Information/News	1.0
Consulting Services	1.0
Private Equity	0.8
Medical Labs & Testing Services	0.7
Electric — Integrated	0.7

99.8%

*	Calculated as a percentage of net assets

162

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.8%
Applications Software — 10.2%
Microsoft Corp.	271,272	$67,731,193

Athletic Footwear — 3.3%
adidas AG	25,657	9,334,602
NIKE, Inc., Class B	90,176	12,305,417

		21,640,019

Beverages - Non-alcoholic — 1.7%
PepsiCo, Inc.	78,031	11,543,906

Cable/Satellite TV — 1.2%
Charter Communications, Inc., Class A†	11,512	7,995,429

Coatings/Paint — 1.5%
Sherwin-Williams Co.	34,784	9,862,308

Commercial Services - Finance — 2.4%
Equifax, Inc.	37,563	8,828,807
Moody’s Corp.	20,699	6,941,410

		15,770,217

Computer Services — 4.4%
Accenture PLC, Class A	87,060	24,564,850
Cognizant Technology Solutions Corp., Class A	66,077	4,728,470

		29,293,320

Computers — 4.3%
Apple, Inc.	229,410	28,586,780

Consulting Services — 1.0%
Verisk Analytics, Inc.	36,535	6,314,344

Cosmetics & Toiletries — 4.1%
Colgate-Palmolive Co.	213,849	17,916,269
Estee Lauder Cos., Inc., Class A	31,011	9,505,492

		27,421,761

Data Processing/Management — 4.0%
Fidelity National Information Services, Inc.	68,682	10,232,244
Fiserv, Inc.†	141,910	16,348,032

		26,580,276

Diagnostic Equipment — 2.7%
Danaher Corp.	38,151	9,771,997
Thermo Fisher Scientific, Inc.	16,813	7,893,704

		17,665,701

Drug Delivery Systems — 1.7%
Becton Dickinson & Co.	46,529	11,254,900

E-Commerce/Products — 2.0%
Alibaba Group Holding, Ltd.†	481,952	13,103,103

Electric - Integrated — 0.7%
Xcel Energy, Inc.	64,213	4,551,417

Electronic Components - Semiconductors — 1.2%
Texas Instruments, Inc.	41,055	7,793,060

Electronic Connectors — 3.6%
Amphenol Corp., Class A	204,546	13,757,764
TE Connectivity, Ltd.	73,568	9,981,706

		23,739,470

Electronic Measurement Instruments — 2.4%
Agilent Technologies, Inc.	54,561	7,536,511
Fortive Corp.	114,640	8,313,693

		15,850,204

Entertainment Software — 2.1%
Electronic Arts, Inc.	98,780	14,118,625

Security Description	Shares	Value (Note 2)

Finance - Credit Card — 4.1%
Mastercard, Inc., Class A	22,620	$8,156,320
Visa, Inc., Class A	84,452	19,195,939

		27,352,259

Finance - Investment Banker/Broker — 2.2%
Charles Schwab Corp.	193,068	14,258,072

Insurance Brokers — 4.3%
Aon PLC, Class A	72,789	18,442,549
Marsh & McLennan Cos., Inc.	73,010	10,100,933

		28,543,482

Internet Content - Information/News — 1.0%
Tencent Holdings, Ltd.	85,000	6,779,497

Machinery - General Industrial — 1.2%
Otis Worldwide Corp.	101,511	7,951,357

Medical Instruments — 3.4%
Boston Scientific Corp.†	380,876	16,206,274
Medtronic PLC	52,310	6,621,923

		22,828,197

Medical Labs & Testing Services — 0.7%
ICON PLC†#	21,481	4,806,589

Medical Products — 3.8%
Abbott Laboratories	50,724	5,916,954
STERIS PLC	35,866	6,845,385
Stryker Corp.	48,595	12,404,846

		25,167,185

Medical - Drugs — 1.2%
PRA Health Sciences, Inc.†	33,484	5,723,085
Roche Holding AG	6,659	2,314,919

		8,038,004

Pharmacy Services — 1.0%
Cigna Corp.	26,216	6,786,012

Private Equity — 0.8%
Blackstone Group, Inc., Class A	54,110	5,014,374

Real Estate Investment Trusts — 2.0%
American Tower Corp.	51,414	13,134,220

Retail - Apparel/Shoe — 1.1%
Ross Stores, Inc.	59,240	7,487,344

Retail - Discount — 1.7%
Dollarama, Inc.	262,266	11,397,678

Retail - Major Department Stores — 1.1%
TJX Cos., Inc.	103,436	6,986,067

Retail - Restaurants — 1.4%
Starbucks Corp.	80,906	9,213,575

Semiconductor Components - Integrated Circuits — 1.9%
Analog Devices, Inc.	45,087	7,421,320
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	45,737	5,367,695

		12,789,015

Soap & Cleaning Preparation — 1.4%
Church & Dwight Co., Inc.	105,348	9,031,484

Textile - Apparel — 1.2%
LVMH Moet Hennessy Louis Vuitton SE	10,273	8,167,869

Transport - Rail — 1.4%
Union Pacific Corp.	40,839	9,177,749

163

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Web Portals/ISP — 8.4%
Alphabet, Inc., Class A†	23,500	$55,385,975

Total Long-Term Investment Securities
(cost $393,609,201)		661,112,037

SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(1)(2) (cost $201,088)	201,088	201,088

TOTAL INVESTMENTS
(cost $393,810,289)(3)	99.8%	661,313,125
Other assets less liabilities	0.2	1,530,523

NET ASSETS	100.0%	$662,843,648

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At May 31, 2021, the Fund had loaned securities with a total value of $2,834,144. This was secured by collateral of $201,088, which was received in cash and subsequently invested in short-term investments currently valued at $201,088 as reported in the Portfolio of Investments. Additional collateral of $2,692,444 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
United States Cash Management Bills	zero coupon	09/21/2021	$4,938
United States Treasury Bills	0.00%	06/10/2021	16,719
United States Treasury Notes/Bonds	0.13% to 6.88%	07/15/2021 to 08/15/2050	2,670,787

(2)	The rate shown is the 7-day yield as of May 31, 2021.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$661,112,037	$—	$—	$661,112,037
Short-Term Investment Securities	201,088	—	—	201,088

Total Investments at Value	$661,313,125	$—	$—	$661,313,125

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

164

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	9.1%
Banks — Commercial	7.3
Medical Products	2.0
Building & Construction Products — Misc.	1.8
Insurance — Property/Casualty	1.8
Steel — Producers	1.8
Auto/Truck Parts & Equipment — Original	1.6
Medical — Biomedical/Gene	1.5
Electronic Components — Semiconductors	1.5
Registered Investment Companies	1.5
Chemicals — Specialty	1.4
Enterprise Software/Service	1.4
Electric — Integrated	1.3
Transport — Truck	1.3
Gas — Distribution	1.3
Distribution/Wholesale	1.2
Apparel Manufacturers	1.2
Medical Instruments	1.2
Energy — Alternate Sources	1.1
Electronic Components — Misc.	1.1
Machinery — General Industrial	1.1
Computer Services	1.1
Retail — Restaurants	1.0
Investment Management/Advisor Services	1.0
Retail — Home Furnishings	1.0
Machinery — Pumps	1.0
Food — Misc./Diversified	1.0
Medical — Outpatient/Home Medical	1.0
Semiconductor Equipment	0.9
Insurance — Reinsurance	0.9
Human Resources	0.9
Medical — Drugs	0.9
Diversified Manufacturing Operations	0.9
Machinery — Farming	0.9
Industrial Automated/Robotic	0.8
Electronic Parts Distribution	0.8
Data Processing/Management	0.8
Building — Residential/Commercial	0.8
Finance — Investment Banker/Broker	0.8
Engineering/R&D Services	0.7
Commercial Services — Finance	0.7
Containers — Paper/Plastic	0.7
Commercial Services	0.7
Retail — Automobile	0.7
Hotels/Motels	0.7
Lighting Products & Systems	0.7
Oil Companies — Exploration & Production	0.7
Recreational Vehicles	0.7
Medical — HMO	0.6
Diagnostic Equipment	0.6
Insurance — Life/Health	0.6
Insurance — Multi-line	0.6
Lasers — System/Components	0.6
Building & Construction — Misc.	0.6
Savings & Loans/Thrifts	0.6
Building Products — Cement	0.5
Medical — Hospitals	0.5
Applications Software	0.5
Multimedia	0.5
Machinery — Construction & Mining	0.5
Medical Labs & Testing Services	0.5
Finance — Consumer Loans	0.5
Insurance Brokers	0.5
Coatings/Paint	0.5
Building Products — Air & Heating	0.5
Retail — Apparel/Shoe	0.5
Hazardous Waste Disposal	0.5
Electronic Measurement Instruments	0.5
Pastoral & Agricultural	0.5

Retail — Discount	0.5
Machine Tools & Related Products	0.5
Water	0.4
Resorts/Theme Parks	0.4
Computer Software	0.4
Schools	0.4
Publishing — Newspapers	0.4
Real Estate Management/Services	0.4
Retail — Misc./Diversified	0.4
Home Furnishings	0.4
Cable/Satellite TV	0.4
E-Commerce/Services	0.4
Brewery	0.4
Computer Aided Design	0.4
Therapeutics	0.4
Funeral Services & Related Items	0.4
Firearms & Ammunition	0.4
Building — Heavy Construction	0.4
Garden Products	0.4
Retail — Regional Department Stores	0.4
Physical Therapy/Rehabilitation Centers	0.4
Computers — Integrated Systems	0.4
Telecom Equipment — Fiber Optics	0.3
Retail — Convenience Store	0.3
Gold Mining	0.3
Consulting Services	0.3
Filtration/Separation Products	0.3
Finance — Other Services	0.3
Instruments — Controls	0.3
Motorcycle/Motor Scooter	0.3
Toys	0.3
Chemicals — Diversified	0.3
Racetracks	0.3
Health Care Cost Containment	0.3
Building — Mobile Home/Manufactured Housing	0.3
Optical Supplies	0.3
Batteries/Battery Systems	0.3
Athletic Equipment	0.3
Footwear & Related Apparel	0.3
Environmental Consulting & Engineering	0.3
Retail — Sporting Goods	0.3
Electric Products — Misc.	0.3
Airlines	0.3
Computers — Other	0.3
Tools — Hand Held	0.3
Pipelines	0.3
Food — Retail	0.3
Metal Processors & Fabrication	0.3
Finance — Credit Card	0.3
Machinery — Electrical	0.2
Retail — Petroleum Products	0.2
Steel Pipe & Tube	0.2
Casino Hotels	0.2
Consumer Products — Misc.	0.2
Financial Guarantee Insurance	0.2
Aerospace/Defense — Equipment	0.2
Oil — Field Services	0.2
Containers — Metal/Glass	0.2
Food — Baking	0.2
Rubber — Tires	0.2
Diagnostic Kits	0.2
Rental Auto/Equipment	0.2
Semiconductor Components — Integrated Circuits	0.2
Satellite Telecom	0.2
Retail — Catalog Shopping	0.2
Poultry	0.2
Transport — Services	0.2
Disposable Medical Products	0.2
Casino Services	0.2

165

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited) — (continued)

Industry Allocation* (continued)

Transport — Marine	0.2%
Office Automation & Equipment	0.2
Security Services	0.2
Electronics — Military	0.2
Retail — Major Department Stores	0.2
Wireless Equipment	0.2
Finance — Leasing Companies	0.1
Transport — Equipment & Leasing	0.1
Retail — Pawn Shops	0.1
Computer Data Security	0.1
U.S. Government Treasuries	0.1
Oil Companies — Integrated	0.1
Multilevel Direct Selling	0.1
Dental Supplies & Equipment	0.1
Internet Content — Information/News	0.1
Television	0.1
Telephone — Integrated	0.1
Cosmetics & Toiletries	0.1
Theaters	0.1
Quarrying	0.1
Metal Products — Distribution	0.1
Wire & Cable Products	0.1
Food — Catering	0.1

101.5%

*	Calculated as a percentage of net assets

166

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.9%
Aerospace/Defense - Equipment — 0.2%
Hexcel Corp.†	136,550	$8,119,263

Airlines — 0.3%
JetBlue Airways Corp.†	516,193	10,375,479

Apparel Manufacturers — 1.2%
Capri Holdings, Ltd.†	246,711	13,990,981
Carter’s, Inc.	71,955	7,356,679
Columbia Sportswear Co.	49,879	5,124,070
Deckers Outdoor Corp.†	46,012	15,434,265
Urban Outfitters, Inc.†	111,805	4,378,284

		46,284,279

Applications Software — 0.5%
CDK Global, Inc.	198,873	10,409,013
Concentrix Corp.†	67,918	10,372,437

		20,781,450

Athletic Equipment — 0.3%
YETI Holdings, Inc.†	122,455	10,727,058

Auto/Truck Parts & Equipment - Original — 1.6%
Adient PLC†	153,604	7,689,416
Dana, Inc.	236,301	6,410,846
Fox Factory Holding Corp.†	68,278	10,615,863
Gentex Corp.	397,997	14,128,894
Lear Corp.	89,353	17,277,296
Visteon Corp.†	45,597	5,583,809

		61,706,124

Banks - Commercial — 7.3%
Associated Banc-Corp	249,631	5,739,017
BancorpSouth Bank	157,494	4,816,167
Bank of Hawaii Corp.	65,555	5,882,906
Bank OZK	197,450	8,433,090
Cathay General Bancorp	122,077	5,088,169
CIT Group, Inc.	161,227	8,541,806
Commerce Bancshares, Inc.	172,109	13,403,849
Cullen/Frost Bankers, Inc.	91,824	11,084,075
East West Bancorp, Inc.	231,228	17,291,230
First Financial Bankshares, Inc.	232,339	11,698,269
First Horizon Corp.	907,287	17,301,963
FNB Corp.	525,166	7,042,476
Fulton Financial Corp.	265,178	4,595,535
Glacier Bancorp, Inc.	155,866	9,079,194
Hancock Whitney Corp.	141,695	7,015,319
Home BancShares, Inc.	248,162	6,789,712
International Bancshares Corp.	90,984	4,221,658
PacWest Bancorp	190,789	8,617,939
Pinnacle Financial Partners, Inc.	124,123	11,285,263
Prosperity Bancshares, Inc.	151,791	11,422,273
Signature Bank	93,215	23,280,446
Synovus Financial Corp.	242,791	11,925,894
TCF Financial Corp.	249,261	11,839,897
Texas Capital Bancshares, Inc.†	82,443	5,678,674
Trustmark Corp.	103,570	3,474,774
UMB Financial Corp.	70,828	6,849,776
Umpqua Holdings Corp.	360,013	6,869,048
United Bankshares, Inc.	210,664	8,677,250
Valley National Bancorp	662,515	9,487,215
Webster Financial Corp.	147,477	8,358,996
Wintrust Financial Corp.	92,924	7,472,948

		283,264,828

Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.	94,918	4,370,024

Security Description	Shares	Value (Note 2)

Batteries/Battery Systems (continued)
EnerSys	69,724	$6,570,790

		10,940,814

Brewery — 0.4%
Boston Beer Co., Inc., Class A†	15,035	15,909,436

Building & Construction Products - Misc. — 1.8%
Builders FirstSource, Inc.†	337,180	15,017,997
Louisiana-Pacific Corp.	173,964	11,692,121
Owens Corning	171,383	18,277,997
Simpson Manufacturing Co., Inc.	70,782	7,950,234
Trex Co., Inc.†	189,144	18,424,517

		71,362,866

Building & Construction - Misc. — 0.6%
EMCOR Group, Inc.	89,504	11,287,349
TopBuild Corp.†	53,932	10,681,233

		21,968,582

Building Products - Air & Heating — 0.5%
Lennox International, Inc.	56,087	19,626,524

Building Products - Cement — 0.5%
Eagle Materials, Inc.†	68,502	10,053,353
MDU Resources Group, Inc.	327,527	11,024,559

		21,077,912

Building - Heavy Construction — 0.4%
Arcosa, Inc.	1	64
Dycom Industries, Inc.†	50,007	3,746,524
MasTec, Inc.†	92,120	10,716,320

		14,462,908

Building - Mobile Home/Manufactured Housing — 0.3%
Thor Industries, Inc.	90,433	11,123,259

Building - Residential/Commercial — 0.8%
KB Home	145,314	6,802,148
Taylor Morrison Home Corp.†	210,426	6,232,818
Toll Brothers, Inc.	183,008	11,939,442
Tri Pointe Homes, Inc.†	194,706	4,696,309

		29,670,717

Cable/Satellite TV — 0.4%
Cable One, Inc.	8,872	16,107,648

Casino Hotels — 0.2%
Boyd Gaming Corp.†	131,553	8,470,698

Casino Services — 0.2%
Scientific Games Corp.†	91,926	6,668,312

Chemicals - Diversified — 0.3%
Olin Corp.	233,225	11,402,370

Chemicals - Specialty — 1.4%
Ashland Global Holdings, Inc.	89,183	8,458,116
Cabot Corp.	92,477	5,879,687
Chemours Co.	269,787	9,693,447
Ingevity Corp.†	66,204	5,449,251
Minerals Technologies, Inc.	55,286	4,809,882
NewMarket Corp.	11,951	4,101,942
Sensient Technologies Corp.	69,284	6,010,387
Valvoline, Inc.	296,328	9,778,824

		54,181,536

Coatings/Paint — 0.5%
RPM International, Inc.	212,506	19,875,686

167

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Commercial Services — 0.7%
CoreLogic, Inc.	119,484	$9,498,978
John Wiley & Sons, Inc., Class A	71,117	4,507,395
LiveRamp Holdings, Inc.†	109,304	5,491,433
Progyny, Inc.†	59,832	3,831,641
WW International, Inc.†	77,746	3,055,418

		26,384,865

Commercial Services - Finance — 0.7%
H&R Block, Inc.	299,590	7,435,824
Sabre Corp.†#	518,314	7,178,649
WEX, Inc.†	72,180	14,140,783

		28,755,256

Computer Aided Design — 0.4%
Aspen Technology, Inc.†	110,792	15,119,784

Computer Data Security — 0.1%
Qualys, Inc.†	55,075	5,324,651

Computer Services — 1.1%
CACI International, Inc., Class A†	41,212	10,507,412
Genpact, Ltd.	285,787	13,071,897
MAXIMUS, Inc.	100,376	9,301,844
Science Applications International Corp.	95,101	8,545,776

		41,426,929

Computer Software — 0.4%
J2 Global, Inc.†	69,354	8,636,654
Teradata Corp.†	178,037	8,522,631

		17,159,285

Computers - Integrated Systems — 0.4%
NCR Corp.†	212,502	10,242,597
NetScout Systems, Inc.†	119,953	3,526,618

		13,769,215

Computers - Other — 0.3%
Lumentum Holdings, Inc.†	123,646	10,061,075

Consulting Services — 0.3%
FTI Consulting, Inc.†	55,928	7,692,896
R1 RCM, Inc.†	225,050	5,209,908

		12,902,804

Consumer Products - Misc. — 0.2%
Helen of Troy, Ltd.†	39,848	8,387,207

Containers - Metal/Glass — 0.2%
Greif, Inc., Class A	43,325	2,673,586
Silgan Holdings, Inc.	127,632	5,377,136

		8,050,722

Containers - Paper/Plastic — 0.7%
AptarGroup, Inc.	106,435	15,678,940
Sonoco Products Co.	164,103	11,080,234

		26,759,174

Cosmetics & Toiletries — 0.1%
Coty, Inc., Class A†	463,411	4,128,992

Data Processing/Management — 0.8%
CommVault Systems, Inc.†	76,765	5,847,190
Fair Isaac Corp.†	47,753	24,165,883

		30,013,073

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	142,057	4,622,535

Security Description	Shares	Value (Note 2)

Diagnostic Equipment — 0.6%
Neogen Corp.†	86,967	$8,027,924
Repligen Corp.†	83,199	15,192,969

		23,220,893

Diagnostic Kits — 0.2%
Quidel Corp.†#	62,902	7,429,355

Disposable Medical Products — 0.2%
ICU Medical, Inc.†	32,111	6,681,015

Distribution/Wholesale — 1.2%
Avient Corp.	149,115	7,750,998
IAA, Inc.†	219,773	12,520,468
KAR Auction Services, Inc.†	211,851	3,800,607
Univar Solutions, Inc.†	276,673	7,495,071
Watsco, Inc.	53,687	15,644,392

		47,211,536

Diversified Manufacturing Operations — 0.9%
Carlisle Cos., Inc.	87,044	16,740,302
ITT, Inc.	141,287	13,266,850
Trinity Industries, Inc.	134,131	3,726,159

		33,733,311

E-Commerce/Services — 0.4%
GrubHub, Inc.†	152,322	9,156,075
TripAdvisor, Inc.†	157,462	6,841,724

		15,997,799

Electric Products - Misc. — 0.3%
Littelfuse, Inc.	40,078	10,469,977

Electric - Integrated — 1.3%
ALLETE, Inc.	84,894	5,848,348
Black Hills Corp.	102,566	6,747,817
Hawaiian Electric Industries, Inc.	178,333	7,677,236
IDACORP, Inc.	82,435	8,074,508
NorthWestern Corp.	82,675	5,237,461
OGE Energy Corp.	326,708	11,271,426
PNM Resources, Inc.	140,200	6,886,624

		51,743,420

Electronic Components - Misc. — 1.1%
Hubbell, Inc.	88,687	16,907,290
Jabil, Inc.	221,199	12,486,683
nVent Electric PLC	274,704	8,938,868
Vishay Intertechnology, Inc.	216,641	5,214,549

		43,547,390

Electronic Components - Semiconductors — 1.5%
Amkor Technology, Inc.	174,886	3,690,095
Cree, Inc.†#	188,228	18,824,682
Lattice Semiconductor Corp.†	223,009	11,835,088
Semtech Corp.†	106,174	6,688,962
Silicon Laboratories, Inc.†	71,746	9,797,634
Synaptics, Inc.†	57,050	7,207,126

		58,043,587

Electronic Measurement Instruments — 0.5%
National Instruments Corp.	214,963	8,770,490
Vontier Corp.†	275,300	9,657,524

		18,428,014

Electronic Parts Distribution — 0.8%
Arrow Electronics, Inc.†	121,854	14,662,692
Avnet, Inc.	162,447	7,157,415

168

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Parts Distribution (continued)
SYNNEX Corp.	67,422	$8,535,625

		30,355,732

Electronics - Military — 0.2%
Mercury Systems, Inc.†	91,701	6,001,830

Energy - Alternate Sources — 1.1%
First Solar, Inc.†	138,484	10,540,017
SolarEdge Technologies, Inc.†	84,253	21,738,117
Sunrun, Inc.†#	261,407	11,690,121

		43,968,255

Engineering/R&D Services — 0.7%
AECOM†	241,268	15,684,833
Fluor Corp.†	204,621	3,785,488
KBR, Inc.	230,050	9,372,237

		28,842,558

Enterprise Software/Service — 1.4%
ACI Worldwide, Inc.†	191,338	7,320,592
Blackbaud, Inc.†	79,024	5,586,206
Ceridian HCM Holding, Inc.†	213,883	19,133,973
Manhattan Associates, Inc.†	104,212	14,170,748
SailPoint Technologies Holding, Inc.†	149,339	6,948,744

		53,160,263

Environmental Consulting & Engineering — 0.3%
Tetra Tech, Inc.	88,576	10,582,175

Filtration/Separation Products — 0.3%
Donaldson Co., Inc.	206,007	12,687,971

Finance - Consumer Loans — 0.5%
LendingTree, Inc.†#	17,798	3,653,040
Navient Corp.	300,168	5,484,069
SLM Corp.	547,425	11,085,356

		20,222,465

Finance - Credit Card — 0.3%
Alliance Data Systems Corp.	81,170	9,825,628

Finance - Investment Banker/Broker — 0.8%
Evercore, Inc., Class A	68,639	10,011,685
Interactive Brokers Group, Inc., Class A	131,967	8,876,100
Jefferies Financial Group, Inc.	330,742	10,626,740

		29,514,525

Finance - Leasing Companies — 0.1%
PROG Holdings, Inc.	110,623	5,832,045

Finance - Other Services — 0.3%
SEI Investments Co.	194,566	12,343,267

Financial Guarantee Insurance — 0.2%
MGIC Investment Corp.	553,015	8,140,381

Firearms & Ammunition — 0.4%
Axon Enterprise, Inc.†	104,183	14,647,088

Food - Baking — 0.2%
Flowers Foods, Inc.	321,580	7,746,862

Food - Catering — 0.1%
Healthcare Services Group, Inc.	122,041	3,660,010

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	29,117	911,071

Food - Misc./Diversified — 1.0%
Hain Celestial Group, Inc.†	133,812	5,454,177
Ingredion, Inc.	109,617	10,405,942

Security Description	Shares	Value (Note 2)

Food - Misc./Diversified (continued)
Lancaster Colony Corp.	31,948	$5,963,733
Post Holdings, Inc.†	97,777	11,296,177
TreeHouse Foods, Inc.†	91,292	4,446,833

		37,566,862

Food - Retail — 0.3%
Grocery Outlet Holding Corp.†#	141,577	4,823,528
Sprouts Farmers Market, Inc.†	192,661	5,124,783

		9,948,311

Footwear & Related Apparel — 0.3%
Skechers U.S.A., Inc., Class A†	223,331	10,608,222

Funeral Services & Related Items — 0.4%
Service Corp. International	276,736	14,672,543

Garden Products — 0.4%
Scotts Miracle-Gro Co.	66,418	14,437,281

Gas - Distribution — 1.3%
National Fuel Gas Co.	148,903	7,726,577
New Jersey Resources Corp.	157,212	6,716,097
ONE Gas, Inc.	86,967	6,463,387
Southwest Gas Holdings, Inc.	93,471	6,170,021
Spire, Inc.	84,388	6,047,244
UGI Corp.	340,646	15,686,748

		48,810,074

Gold Mining — 0.3%
Royal Gold, Inc.	107,161	13,263,317

Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc.†	82,344	7,666,227
Stericycle, Inc.†	149,631	11,755,011

		19,421,238

Health Care Cost Containment — 0.3%
HealthEquity, Inc.†	135,436	11,257,440

Home Furnishings — 0.4%
Herman Miller, Inc.	96,335	4,604,813
Tempur Sealy International, Inc.	311,926	12,009,151

		16,613,964

Hotels/Motels — 0.7%
Choice Hotels International, Inc.†	47,166	5,702,841
Travel + Leisure Co.	140,357	9,144,258
Wyndham Hotels & Resorts, Inc.	152,181	11,422,706

		26,269,805

Human Resources — 0.9%
ASGN, Inc.†	86,569	8,924,398
Insperity, Inc.	58,047	5,351,353
ManpowerGroup, Inc.	89,827	10,868,169
Paylocity Holding Corp.†	61,280	10,407,182

		35,551,102

Industrial Automated/Robotic — 0.8%
Cognex Corp.	287,519	22,826,134
Colfax Corp.†	188,352	8,325,158

		31,151,292

Instruments - Controls — 0.3%
Woodward, Inc.	95,766	12,179,520

Insurance Brokers — 0.5%
Brown & Brown, Inc.	382,427	20,085,066

Insurance - Life/Health — 0.6%
Brighthouse Financial, Inc.†	142,722	6,944,853

169

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Life/Health (continued)
CNO Financial Group, Inc.	219,924	$5,841,181
Primerica, Inc.	64,263	10,424,101

		23,210,135

Insurance - Multi-line — 0.6%
American Financial Group, Inc.	114,309	15,209,956
Kemper Corp.	100,498	7,524,285

		22,734,241

Insurance - Property/Casualty — 1.8%
Alleghany Corp.†	22,856	16,377,924
First American Financial Corp.	179,424	11,538,758
Hanover Insurance Group, Inc.	59,433	8,290,309
Kinsale Capital Group, Inc.	34,965	5,820,274
Mercury General Corp.	43,402	2,760,367
Old Republic International Corp.	462,063	12,133,774
RLI Corp.	64,896	6,845,230
Selective Insurance Group, Inc.	97,810	7,362,159

		71,128,795

Insurance - Reinsurance — 0.9%
Essent Group, Ltd.	184,311	8,817,438
Reinsurance Group of America, Inc.	111,025	13,992,481
RenaissanceRe Holdings, Ltd.	82,836	12,766,684

		35,576,603

Internet Content - Information/News — 0.1%
Yelp, Inc.†	115,047	4,614,535

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.	69,618	11,417,352
Federated Hermes, Inc.	153,698	4,887,596
Janus Henderson Group PLC	278,696	10,732,583
Stifel Financial Corp.	171,461	11,878,818

		38,916,349

Lasers - System/Components — 0.6%
Coherent, Inc.†	39,934	10,487,068
II-VI, Inc.†#	171,115	11,528,017

		22,015,085

Lighting Products & Systems — 0.7%
Acuity Brands, Inc.	58,845	10,930,459
Universal Display Corp.	70,021	15,114,733

		26,045,192

Machine Tools & Related Products — 0.5%
Kennametal, Inc.	136,440	5,117,864
Lincoln Electric Holdings, Inc.	97,450	12,530,121

		17,647,985

Machinery - Construction & Mining — 0.5%
Oshkosh Corp.	111,696	14,681,322
Terex Corp.	113,356	5,936,454

		20,617,776

Machinery - Electrical — 0.2%
Regal Beloit Corp.	66,346	9,436,392

Machinery - Farming — 0.9%
AGCO Corp.	100,747	13,940,362
Toro Co.	175,783	19,527,734

		33,468,096

Machinery - General Industrial — 1.1%
Crane Co.	80,754	7,711,199
Middleby Corp.†	90,877	14,929,274

Security Description	Shares	Value (Note 2)

Machinery - General Industrial (continued)
Nordson Corp.	88,270	$19,568,576

		42,209,049

Machinery - Pumps — 1.0%
Curtiss-Wright Corp.	66,867	8,379,772
Flowserve Corp.	212,789	9,020,126
Graco, Inc.	275,659	20,872,900

		38,272,798

Medical Instruments — 1.2%
Bio-Techne Corp.	63,373	26,225,649
Cantel Medical Corp.†#	61,442	4,997,078
Integra LifeSciences Holdings Corp.†	115,758	7,993,090
NuVasive, Inc.†	83,921	5,723,412

		44,939,229

Medical Labs & Testing Services — 0.5%
Medpace Holdings, Inc.†	44,942	7,508,010
Syneos Health, Inc.†	146,252	12,855,551

		20,363,561

Medical Products — 2.0%
Envista Holdings Corp.†	261,473	11,410,682
Globus Medical, Inc., Class A†	126,233	9,096,350
Haemonetics Corp.†	83,011	4,686,801
Hill-Rom Holdings, Inc.	108,394	12,062,084
LivaNova PLC†	79,485	6,640,177
Masimo Corp.†	83,050	17,905,580
Penumbra, Inc.†	55,367	13,792,473

		75,594,147

Medical - Biomedical/Gene — 1.5%
Arrowhead Pharmaceuticals, Inc.†	169,531	12,307,951
Emergent BioSolutions, Inc.†	74,000	4,488,100
Exelixis, Inc.†	509,595	11,491,367
Halozyme Therapeutics, Inc.†	207,699	8,600,816
Ligand Pharmaceuticals, Inc.†	27,134	3,193,672
Nektar Therapeutics†#	297,571	5,377,108
United Therapeutics Corp.†	72,757	13,525,526

		58,984,540

Medical - Drugs — 0.9%
Jazz Pharmaceuticals PLC†	98,160	17,485,241
PRA Health Sciences, Inc.†	105,424	18,019,070

		35,504,311

Medical - HMO — 0.6%
Molina Healthcare, Inc.†	94,736	23,812,841

Medical - Hospitals — 0.5%
Acadia Healthcare Co., Inc.†	145,435	9,360,196
Tenet Healthcare Corp.†	173,457	11,606,008

		20,966,204

Medical - Outpatient/Home Medical — 1.0%
Amedisys, Inc.†	53,655	13,862,843
Chemed Corp.	26,188	12,867,212
LHC Group, Inc.†	51,605	10,158,444

		36,888,499

Metal Processors & Fabrication — 0.3%
Timken Co.	111,298	9,844,308

Metal Products - Distribution — 0.1%
Worthington Industries, Inc.	56,274	3,734,905

Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	250,417	12,137,712

170

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	83,047	$4,996,108

Multimedia — 0.5%
FactSet Research Systems, Inc.	62,034	20,741,688

Office Automation & Equipment — 0.2%
Xerox Holdings Corp.	272,558	6,391,485

Oil Companies - Exploration & Production — 0.7%
Cimarex Energy Co.	167,924	11,376,851
CNX Resources Corp.†	358,863	4,887,714
EQT Corp.†	455,472	9,510,255

		25,774,820

Oil Companies - Integrated — 0.1%
Murphy Oil Corp.	235,831	5,115,174

Oil - Field Services — 0.2%
ChampionX Corp.†	304,512	8,069,568

Optical Supplies — 0.3%
STAAR Surgical Co.†#	76,058	11,106,750

Pastoral & Agricultural — 0.5%
Darling Ingredients, Inc.†	265,586	18,182,018

Physical Therapy/Rehabilitation Centers — 0.4%
Encompass Health Corp.	162,138	13,909,819

Pipelines — 0.3%
Antero Midstream Corp.	467,380	4,486,848
Equitrans Midstream Corp.	666,244	5,489,851

		9,976,699

Poultry — 0.2%
Pilgrim’s Pride Corp.†	79,549	1,912,358
Sanderson Farms, Inc.	32,461	5,283,028

		7,195,386

Publishing - Newspapers — 0.4%
New York Times Co., Class A	236,825	10,140,847
TEGNA, Inc.	358,780	6,956,744

		17,097,591

Quarrying — 0.1%
Compass Minerals International, Inc.	55,492	3,878,891

Racetracks — 0.3%
Churchill Downs, Inc.	56,561	11,285,616

Real Estate Investment Trusts — 9.1%
American Campus Communities, Inc.	224,819	10,602,464
Apartment Income REIT Corp.	243,153	11,326,067
Brixmor Property Group, Inc.	484,727	11,008,150
Camden Property Trust	159,357	19,980,181
CoreSite Realty Corp.	69,856	8,470,040
Corporate Office Properties Trust	183,233	5,057,231
Cousins Properties, Inc.	242,663	9,000,371
CyrusOne, Inc.	196,757	14,510,829
Douglas Emmett, Inc.	269,402	9,353,637
EastGroup Properties, Inc.	64,779	10,240,264
EPR Properties†	122,122	6,002,296
First Industrial Realty Trust, Inc.	210,912	10,680,584
Healthcare Realty Trust, Inc.	228,259	6,925,378
Highwoods Properties, Inc.	169,742	7,753,815
Hudson Pacific Properties, Inc.	246,570	7,148,064
JBG SMITH Properties	180,561	5,815,870
Kilroy Realty Corp.	172,967	12,144,013
Lamar Advertising Co., Class A	141,274	14,808,341
Life Storage, Inc.	123,257	12,256,676
Macerich Co.	189,595	3,016,456

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Medical Properties Trust, Inc.	947,355	$20,055,505
National Retail Properties, Inc.	286,286	13,269,356
National Storage Affiliates Trust	104,900	4,835,890
Omega Healthcare Investors, Inc.	378,576	13,863,453
Park Hotels & Resorts, Inc.†	386,091	8,026,832
Pebblebrook Hotel Trust	214,488	4,793,807
Physicians Realty Trust	343,968	6,236,140
PotlatchDeltic Corp.	109,304	6,580,101
PS Business Parks, Inc.	32,777	5,079,124
Rayonier, Inc.	225,123	8,597,447
Rexford Industrial Realty, Inc.	214,674	11,856,445
Sabra Health Care REIT, Inc.	344,184	6,012,894
Service Properties Trust	269,219	3,381,391
SL Green Realty Corp.#	113,276	8,973,725
Spirit Realty Capital, Inc.	187,612	8,866,543
STORE Capital Corp.	391,801	13,477,954
Urban Edge Properties	179,667	3,476,556
Weingarten Realty Investors	196,136	6,427,377

		349,911,267

Real Estate Management/Services — 0.4%
Jones Lang LaSalle, Inc.†	83,483	16,884,437

Recreational Vehicles — 0.7%
Brunswick Corp.	127,035	12,986,788
Polaris, Inc.	95,147	12,485,189

		25,471,977

Rental Auto/Equipment — 0.2%
Avis Budget Group, Inc.†	84,418	7,413,589

Resorts/Theme Parks — 0.4%
Marriott Vacations Worldwide Corp.†	67,290	11,593,394
Six Flags Entertainment Corp.†	123,815	5,624,916

		17,218,310

Retail - Apparel/Shoe — 0.5%
American Eagle Outfitters, Inc.#	244,296	8,655,407
Foot Locker, Inc.	170,217	10,773,034

		19,428,441

Retail - Automobile — 0.7%
AutoNation, Inc.†	89,992	9,190,883
Lithia Motors, Inc., Class A	48,573	17,097,210

		26,288,093

Retail - Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	76,308	7,203,475

Retail - Convenience Store — 0.3%
Casey’s General Stores, Inc.	60,348	13,327,252

Retail - Discount — 0.5%
BJ’s Wholesale Club Holdings, Inc.†	224,229	10,043,217
Ollie’s Bargain Outlet Holdings, Inc.†	92,961	8,035,549

		18,078,766

Retail - Home Furnishings — 1.0%
RH†	26,658	17,089,111
Williams-Sonoma, Inc.	125,097	21,208,945

		38,298,056

Retail - Major Department Stores — 0.2%
Nordstrom, Inc.†	177,845	5,964,921

Retail - Misc./Diversified — 0.4%
Five Below, Inc.†	91,260	16,802,791

171

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Pawn Shops — 0.1%
FirstCash, Inc.	67,030	$5,343,632

Retail - Petroleum Products — 0.2%
Murphy USA, Inc.	41,392	5,580,056
World Fuel Services Corp.	103,107	3,168,478

		8,748,534

Retail - Regional Department Stores — 0.4%
Kohl’s Corp.	257,504	14,288,897

Retail - Restaurants — 1.0%
Cracker Barrel Old Country Store, Inc.	38,752	6,111,965
Jack in the Box, Inc.	37,287	4,235,803
Papa John’s International, Inc.	53,784	5,053,007
Texas Roadhouse, Inc.	106,891	10,764,993
Wendy’s Co.	292,492	6,791,664
Wingstop, Inc.	48,492	6,918,839

		39,876,271

Retail - Sporting Goods — 0.3%
Dick’s Sporting Goods, Inc.#	107,366	10,471,406

Rubber - Tires — 0.2%
Goodyear Tire & Rubber Co.†	381,065	7,556,519

Satellite Telecom — 0.2%
Iridium Communications, Inc.†	193,010	7,374,912

Savings & Loans/Thrifts — 0.6%
New York Community Bancorp, Inc.	760,661	9,105,112
Sterling Bancorp	315,994	8,418,080
Washington Federal, Inc.	121,157	4,039,375

		21,562,567

Schools — 0.4%
Adtalem Global Education, Inc.†	81,920	2,980,250
Graham Holdings Co., Class B	6,596	4,370,114
Grand Canyon Education, Inc.†	76,563	6,962,639
Strategic Education, Inc.	39,869	2,824,320

		17,137,323

Security Services — 0.2%
Brink’s Co.	80,871	6,098,482

Semiconductor Components - Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	94,809	7,401,739

Semiconductor Equipment — 0.9%
Brooks Automation, Inc.	121,229	12,376,269
CMC Materials, Inc.	47,641	7,352,435
MKS Instruments, Inc.	90,198	16,977,970

		36,706,674

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	34,652	8,593,696

Steel - Producers — 1.8%
Cleveland-Cliffs, Inc.†#	749,677	15,083,501
Commercial Metals Co.	196,116	6,171,771
Reliance Steel & Aluminum Co.	103,886	17,460,120
Steel Dynamics, Inc.	327,417	20,440,643
United States Steel Corp.	428,714	11,116,554

		70,272,589

Telecom Equipment - Fiber Optics — 0.3%
Ciena Corp.†	253,431	13,398,897

Telephone - Integrated — 0.1%
Telephone & Data Systems, Inc.	162,666	4,183,770

Security Description	Shares/ Principal Amount	Value (Note 2)

Television — 0.1%
World Wrestling Entertainment, Inc., Class A#	76,337	$4,262,658

Theaters — 0.1%
Cinemark Holdings, Inc.†	176,259	3,994,029

Therapeutics — 0.4%
Neurocrine Biosciences, Inc.†	153,445	14,764,478

Tools - Hand Held — 0.3%
MSA Safety, Inc.	59,378	9,979,067

Toys — 0.3%
Mattel, Inc.†	568,691	12,061,936

Transport - Equipment & Leasing — 0.1%
GATX Corp.	57,331	5,656,276

Transport - Marine — 0.2%
Kirby Corp.†	98,143	6,411,682

Transport - Services — 0.2%
Ryder System, Inc.	87,709	7,173,719

Transport - Truck — 1.3%
Knight-Swift Transportation Holdings, Inc.	200,219	9,556,453
Landstar System, Inc.	62,700	10,690,350
Werner Enterprises, Inc.	93,312	4,478,043
XPO Logistics, Inc.†	166,937	24,528,053

		49,252,899

Water — 0.4%
Essential Utilities, Inc.	364,746	17,434,859

Wire & Cable Products — 0.1%
Belden, Inc.	72,941	3,690,815

Wireless Equipment — 0.2%
ViaSat, Inc.†	111,132	5,910,000

Total Long-Term Investment Securities (cost $2,406,022,370)		3,858,042,378

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Companies — 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(1)(2)	57,021,561	57,021,561

U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.07% due 03/24/2022(3)	$400,000	399,909
0.09% due 12/30/2021(3)	1,700,000	1,699,725
0.10% due 12/30/2021(3)	1,700,000	1,699,725
0.14% due 09/09/2021(3)	1,500,000	1,499,948

		5,299,307

Total Short-Term Investment Securities (cost $62,318,873)		62,320,868

REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 05/28/2021, to be repurchased 06/01/2021 in the amount of $473,000 and collateralized by $483,700 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2024 and having an approximate value of $482,486 (cost $473,000)	473,000	473,000

TOTAL INVESTMENTS (cost $2,468,814,243)(4)	101.5%	3,920,836,246
Liabilities in excess of other assets	(1.5)	(56,196,868)

NET ASSETS	100.0%	$3,864,639,378

172

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At May 31, 2021, the Fund had loaned securities with a total value of $98,672,722. This was secured by collateral of $57,021,561, which was received in cash and subsequently invested in short-term investments currently valued at $57,021,561 as reported in the Portfolio of Investments. Additional collateral of $44,518,417 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 10/25/2050	$2,917,520
Federal National Mtg. Assoc.	1.24% to 3.50%	07/25/2030 to 09/01/2050	11,336,986
Government National Mtg. Assoc.	1.00% to 2.70%	12/20/2050 to 05/16/2053	2,165,211
United States Cash Management Bills	zero coupon	09/14/2021 to 09/21/2021	17,763
United States Treasury Bills	0.00%	06/03/2021 to 12/30/2021	2,117,961
United States Treasury Notes/Bonds	0.06% to 8.13%	06/30/2021 to 02/15/2051	25,962,976

(2)	The rate shown is the 7-day yield as of May 31, 2021.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
33	Long	S&P Mid Cap 400 E-Mini Index	June 2021	$8,832,134	$8,998,110	$165,976

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$3,858,042,378	$—	$—	$3,858,042,378

Short-Term Investment Securities:
Registered Investment Companies	57,021,561	—	—	57,021,561
U.S. Government Treasuries	—	5,299,307	—	5,299,307
Repurchase Agreements	—	473,000	—	473,000

Total Investments at Value	$3,915,063,939	$5,772,307	$—	$3,920,836,246

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$165,976	$—	$—	$165,976

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

173

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Enterprise Software/Service	5.5%
Electronic Components — Semiconductors	4.0
Semiconductor Equipment	3.9
Commercial Services — Finance	3.7
Computer Services	2.8
Transport — Truck	2.2
Medical Products	2.2
Data Processing/Management	2.1
Electronic Components — Misc.	2.1
Insurance — Property/Casualty	2.1
Medical — Biomedical/Gene	2.1
Electronic Connectors	2.1
Investment Management/Advisor Services	1.8
Electronic Measurement Instruments	1.8
Computer Software	1.8
Real Estate Investment Trusts	1.8
Disposable Medical Products	1.7
Diagnostic Equipment	1.7
E-Commerce/Services	1.7
Banks — Commercial	1.6
Dental Supplies & Equipment	1.5
Medical — Drugs	1.4
Insurance Brokers	1.4
Aerospace/Defense	1.3
Retail — Automobile	1.3
Medical Labs & Testing Services	1.2
Retail — Apparel/Shoe	1.2
Telecommunication Equipment	1.2
Commercial Services	1.2
Medical Instruments	1.1
Distribution/Wholesale	1.1
Web Hosting/Design	1.1
Airlines	1.1
Computer Data Security	1.0
Finance — Credit Card	1.0
Retail — Pet Food & Supplies	0.9
Diagnostic Kits	0.9
Entertainment Software	0.9
Semiconductor Components — Integrated Circuits	0.9
Auction Houses/Art Dealers	0.9
Aerospace/Defense — Equipment	0.9
Energy — Alternate Sources	0.9
Apparel Manufacturers	0.8
Chemicals — Specialty	0.8
Electric — Integrated	0.8
Rental Auto/Equipment	0.8
Power Converter/Supply Equipment	0.7
Medical — Hospitals	0.7
Machinery — Pumps	0.7
Instruments — Scientific	0.7
E-Commerce/Products	0.6
Retail — Floor Coverings	0.6
Oil Refining & Marketing	0.6
Athletic Equipment	0.6
Patient Monitoring Equipment	0.6
Therapeutics	0.6
Drug Delivery Systems	0.6
Building — Residential/Commercial	0.6
Metal Processors & Fabrication	0.6
Machinery — Print Trade	0.6
Building — Maintenance & Services	0.6
Veterinary Diagnostics	0.5
Electric Products — Misc.	0.5
Finance — Investment Banker/Broker	0.5
Racetracks	0.5
Building & Construction — Misc.	0.5
Containers — Paper/Plastic	0.5
Food — Catering	0.5
Auto — Cars/Light Trucks	0.4

Building Products — Air & Heating	0.4
Retail — Restaurants	0.4
Machinery — General Industrial	0.4
Oil Companies — Exploration & Production	0.4
Oil — Field Services	0.4
Paper & Related Products	0.4
Cruise Lines	0.4
Containers — Metal/Glass	0.4
Finance — Other Services	0.4
Audio/Video Products	0.4
Consulting Services	0.4
Decision Support Software	0.4
Broadcast Services/Program	0.4
Auto/Truck Parts & Equipment — Original	0.4
Registered Investment Companies	0.3
Internet Application Software	0.3
Internet Content — Entertainment	0.3
Communications Software	0.3
Internet Gambling	0.3
Advertising Services	0.3
Printing — Commercial	0.2
Non-Hazardous Waste Disposal	0.2
Real Estate Management/Services	0.1
Medical Information Systems	0.1
Schools	0.1

97.7%

*	Calculated as a percentage of net assets

174

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.4%
Advertising Services — 0.3%
Trade Desk, Inc., Class A†	4,261	$2,506,065

Aerospace/Defense — 1.3%
Teledyne Technologies, Inc.†	18,189	7,629,740
TransDigm Group, Inc.†	6,755	4,382,914

		12,012,654

Aerospace/Defense - Equipment — 0.9%
L3Harris Technologies, Inc.	34,845	7,598,301

Airlines — 1.1%
Ryanair Holdings PLC ADR†	45,744	5,340,612
Southwest Airlines Co.†	67,959	4,176,760

		9,517,372

Apparel Manufacturers — 0.8%
Gildan Activewear, Inc.	206,608	7,470,945

Athletic Equipment — 0.6%
YETI Holdings, Inc.†	63,780	5,587,128

Auction Houses/Art Dealers — 0.9%
Ritchie Bros. Auctioneers, Inc.	129,091	7,708,024

Audio/Video Products — 0.4%
Dolby Laboratories, Inc., Class A	36,251	3,535,923

Auto - Cars/Light Trucks — 0.4%
General Motors Co.†	67,100	3,979,701

Auto/Truck Parts & Equipment - Original — 0.4%
Visteon Corp.†	26,622	3,260,130

Banks - Commercial — 1.6%
First Republic Bank	46,405	8,883,773
SVB Financial Group†	8,692	5,066,480

		13,950,253

Broadcast Services/Program — 0.4%
Liberty Media Corp. - Liberty Formula One, Series C†	73,516	3,282,489

Building & Construction-Misc. — 0.5%
Frontdoor, Inc.†	76,479	4,106,922

Building Products - Air & Heating — 0.4%
Johnson Controls International PLC	58,377	3,884,406

Building - Maintenance & Services — 0.6%
Terminix Global Holdings, Inc.†	99,488	4,908,738

Building - Residential/Commercial — 0.6%
D.R. Horton, Inc.	54,140	5,159,001

Chemicals - Specialty — 0.8%
Chemours Co.	204,315	7,341,038

Commercial Services — 1.2%
CoStar Group, Inc.†	2,763	2,359,602
Edenred	78,701	4,267,871
Quanta Services, Inc.	38,060	3,629,021

		10,256,494

Commercial Services - Finance — 3.7%
Global Payments, Inc.	42,392	8,211,754
MarketAxess Holdings, Inc.	6,031	2,813,703
Shift4 Payments, Inc., Class A†	54,850	5,116,956
Square, Inc., Class A†	28,355	6,309,555
WEX, Inc.†	54,920	10,759,377

		33,211,345

Communications Software — 0.3%
RingCentral, Inc., Class A†	10,954	2,875,096

Security Description	Shares	Value (Note 2)

Computer Data Security — 1.0%
Varonis Systems, Inc.†	43,550	$2,103,465
Zscaler, Inc.†	34,885	6,774,667

		8,878,132

Computer Services — 2.8%
Amdocs, Ltd.	111,284	8,691,281
EPAM Systems, Inc.†	27,225	13,002,660
Leidos Holdings, Inc.	33,715	3,464,216

		25,158,157

Computer Software — 1.8%
Dynatrace, Inc.†	63,249	3,272,503
J2 Global, Inc.†	19,518	2,430,577
Snowflake, Inc., Class A†	17,169	4,086,737
Twilio, Inc., Class A†	17,606	5,915,616

		15,705,433

Consulting Services — 0.4%
Verisk Analytics, Inc.	20,101	3,474,056

Containers - Metal/Glass — 0.4%
Crown Holdings, Inc.	34,760	3,588,622

Containers - Paper/Plastic — 0.5%
Sealed Air Corp.	72,010	4,094,489

Cruise Lines — 0.4%
Royal Caribbean Cruises, Ltd.†	38,685	3,608,150

Data Processing/Management — 2.1%
Broadridge Financial Solutions, Inc.	69,991	11,162,164
Fidelity National Information Services, Inc.	53,066	7,905,773

		19,067,937

Decision Support Software — 0.4%
MSCI, Inc.	7,100	3,323,723

Dental Supplies & Equipment — 1.5%
Align Technology, Inc.†	13,386	7,899,748
DENTSPLY SIRONA, Inc.	80,884	5,412,757

		13,312,505

Diagnostic Equipment — 1.7%
10X Genomics, Inc., Class A†	15,600	2,808,000
Avantor, Inc.†	252,724	8,125,076
PerkinElmer, Inc.	27,754	4,026,273

		14,959,349

Diagnostic Kits — 0.9%
IDEXX Laboratories, Inc.†	14,515	8,100,967

Disposable Medical Products — 1.7%
ICU Medical, Inc.†	22,937	4,772,272
Teleflex, Inc.	26,763	10,763,811

		15,536,083

Distribution/Wholesale — 1.1%
Ferguson PLC	35,117	4,776,311
Pool Corp.	12,289	5,364,763

		10,141,074

Drug Delivery Systems — 0.6%
DexCom, Inc.†	14,047	5,188,821

E-Commerce/Products — 0.6%
Wayfair, Inc., Class A†#	18,838	5,774,601

E-Commerce/Services — 1.7%
Airbnb, Inc., Class A†	58,836	8,260,574
Expedia Group, Inc.†	37,450	6,626,778

		14,887,352

175

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electric Products - Misc. — 0.5%
AMETEK, Inc.	33,098	$4,471,540

Electric - Integrated — 0.8%
Alliant Energy Corp.	125,687	7,183,012

Electronic Components - Misc. — 2.1%
Flex, Ltd.†	378,125	6,908,344
Sensata Technologies Holding PLC†	202,740	12,048,838

		18,957,182

Electronic Components - Semiconductors — 4.0%
IPG Photonics Corp.†	23,855	4,991,897
Marvell Technology, Inc.	76,905	3,714,512
Microchip Technology, Inc.	76,874	12,065,374
Monolithic Power Systems, Inc.	16,942	5,813,139
ON Semiconductor Corp.†	224,072	8,971,843

		35,556,765

Electronic Connectors — 2.1%
TE Connectivity, Ltd.	135,056	18,324,398

Electronic Measurement Instruments — 1.8%
Keysight Technologies, Inc.†	38,500	5,481,630
National Instruments Corp.	138,740	5,660,592
Trimble, Inc.†	62,692	4,876,811

		16,019,033

Energy - Alternate Sources — 0.9%
Enphase Energy, Inc.†	32,638	4,668,866
Plug Power, Inc.†	95,164	2,921,535

		7,590,401

Enterprise Software/Service — 5.5%
Atlassian Corp. PLC, Class A†	25,126	5,861,393
Ceridian HCM Holding, Inc.†	79,540	7,115,648
Constellation Software, Inc.	7,754	11,019,082
Coupa Software, Inc.†	12,814	3,052,295
HubSpot, Inc.†	9,205	4,642,818
Paycom Software, Inc.†	12,890	4,248,544
SS&C Technologies Holdings, Inc.	168,673	12,459,875
Topicus.com, Inc.†	14,666	936,011

		49,335,666

Entertainment Software — 0.9%
Take-Two Interactive Software, Inc.†	19,585	3,634,192
Zynga, Inc., Class A†	396,358	4,296,521

		7,930,713

Finance - Credit Card — 1.0%
Discover Financial Services	74,120	8,691,311

Finance - Investment Banker/Broker — 0.5%
Charles Schwab Corp.	57,819	4,269,933

Finance - Other Services — 0.4%
Cboe Global Markets, Inc.	32,081	3,570,615

Food - Catering — 0.5%
Aramark	108,525	4,053,409

Instruments - Scientific — 0.7%
Waters Corp.†	18,556	5,979,671

Insurance Brokers — 1.4%
Aon PLC, Class A	47,500	12,035,075

Insurance - Property/Casualty — 2.1%
Intact Financial Corp.	76,502	10,337,475
WR Berkley Corp.	108,701	8,477,591

		18,815,066

Security Description	Shares	Value (Note 2)

Internet Application Software — 0.3%
Wix.com, Ltd.†	11,908	$3,094,413

Internet Content - Entertainment — 0.3%
Roku, Inc.†	8,785	3,045,847

Internet Gambling — 0.3%
Entain PLC†	118,510	2,774,187

Investment Management/Advisor Services — 1.8%
LPL Financial Holdings, Inc.	110,496	16,340,149

Machinery - General Industrial — 0.4%
Westinghouse Air Brake Technologies Corp.	45,012	3,725,193

Machinery - Print Trade — 0.6%
Kornit Digital, Ltd.†	48,830	5,088,086

Machinery - Pumps — 0.7%
Ingersoll Rand, Inc.†	124,737	6,191,945

Medical Information Systems — 0.1%
Oscar Health, Inc., Class A†	35,853	904,930

Medical Instruments — 1.1%
Boston Scientific Corp.†	238,724	10,157,706

Medical Labs & Testing Services — 1.2%
Catalent, Inc.†	104,610	10,966,266

Medical Products — 2.2%
Cooper Cos., Inc.	37,862	14,896,804
STERIS PLC	24,168	4,612,704

		19,509,508

Medical - Biomedical/Gene — 2.1%
Abcam PLC ADR†	64,589	1,298,239
Ascendis Pharma A/S ADR†	12,614	1,695,069
BioMarin Pharmaceutical, Inc.†	38,474	2,974,040
Emergent BioSolutions, Inc.†	23,480	1,424,062
Illumina, Inc.†	9,167	3,718,502
Moderna, Inc.†	39,084	7,230,931

		18,340,843

Medical - Drugs — 1.4%
Horizon Therapeutics PLC†	60,494	5,544,880
PRA Health Sciences, Inc.†	40,710	6,958,153

		12,503,033

Medical - Hospitals — 0.7%
Tenet Healthcare Corp.†	93,575	6,261,103

Metal Processors & Fabrication — 0.6%
Rexnord Corp.	102,212	5,107,534

Non-Hazardous Waste Disposal — 0.2%
Waste Management, Inc.	12,295	1,729,661

Oil Companies - Exploration & Production — 0.4%
Diamondback Energy, Inc.	46,521	3,724,936

Oil Refining & Marketing — 0.6%
Valero Energy Corp.	70,169	5,641,588

Oil - Field Services — 0.4%
Baker Hughes Co.	148,687	3,627,963

Paper & Related Products — 0.4%
International Paper Co.	57,300	3,615,630

Patient Monitoring Equipment — 0.6%
Insulet Corp.†	19,760	5,328,679

Power Converter/Supply Equipment — 0.7%
Generac Holdings, Inc.†	19,108	6,281,182

176

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Printing - Commercial — 0.2%
Cimpress PLC†	21,899	$2,174,790

Racetracks — 0.5%
Penn National Gaming, Inc.†#	51,850	4,250,145

Real Estate Investment Trusts — 1.8%
Crown Castle International Corp.	21,546	4,082,967
Lamar Advertising Co., Class A	110,374	11,569,403

		15,652,370

Real Estate Management/Services — 0.1%
Redfin Corp.†#	18,637	1,100,142

Rental Auto/Equipment — 0.8%
United Rentals, Inc.†	20,446	6,828,146

Retail - Apparel/Shoe — 1.2%
Burlington Stores, Inc.†	13,030	4,213,511
Lululemon Athletica, Inc.†	19,885	6,425,440

		10,638,951

Retail - Automobile — 1.3%
CarMax, Inc.†	72,271	8,324,896
Vroom, Inc.†#	72,619	3,210,486

		11,535,382

Retail - Floor Coverings — 0.6%
Floor & Decor Holdings, Inc., Class A†	57,691	5,671,602

Retail - Pet Food & Supplies — 0.9%
Freshpet, Inc.†	45,960	8,126,647

Retail - Restaurants — 0.4%
Wingstop, Inc.	27,218	3,883,464

Schools — 0.1%
Coursera, Inc.†	14,292	543,096

Semiconductor Components - Integrated Circuits — 0.9%
Analog Devices, Inc.	21,870	3,599,802
NXP Semiconductors NV	20,013	4,231,148

		7,830,950

Semiconductor Equipment — 3.9%
Entegris, Inc.	52,655	6,026,365
KLA Corp.	46,755	14,816,192
Lam Research Corp.	21,547	14,002,318

		34,844,875

Telecommunication Equipment — 1.2%
NICE, Ltd. ADR†#	46,737	10,392,439

Therapeutics — 0.6%
Neurocrine Biosciences, Inc.†	35,639	3,429,185
Sarepta Therapeutics, Inc.†	24,471	1,851,231

		5,280,416

Security Description	Shares	Value (Note 2)

Transport - Truck — 2.2%
JB Hunt Transport Services, Inc.	57,201	$9,812,259
XPO Logistics, Inc.†	67,835	9,966,997

		19,779,256

Veterinary Diagnostics — 0.5%
Elanco Animal Health, Inc.†	130,089	4,680,602

Web Hosting/Design — 1.1%
GoDaddy, Inc., Class A†	125,130	10,130,525

Total Long-Term Investment Securities
(cost $699,454,572)		867,039,446

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(1)(2) (cost $3,093,183)	3,093,183	3,093,183

TOTAL INVESTMENTS
(cost $702,547,755)(3)	97.7%	870,132,629
Other assets less liabilities	2.3	20,576,720

NET ASSETS	100.0%	$890,709,349

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2021.
(2)

At May 31, 2021, the Fund had loaned securities with a total value of $15,849,939. This was secured by collateral of $3,093,183, which was received in cash and subsequently invested in short-term investments currently valued at $3,093,183 as reported in the Portfolio of Investments. Additional collateral of $13,221,181 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 10/25/2050	$783,062
Federal National Mtg. Assoc.	1.24% to 3.50%	07/25/2030 to 09/01/2050	3,042,847
Government National Mtg. Assoc.	1.00% to 2.70%	12/20/2050 to 05/16/2053	581,143
United States Cash Management Bills	zero coupon	09/14/2021 to 09/21/2021	43,789
United States Treasury Bills	0.00%	06/03/2021 to 12/30/2021	590,514
United States Treasury Notes/Bonds	0.06% to 8.13%	06/30/2021 to 02/15/2051	8,179,826

(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:	$867,039,446	$—	$—	$867,039,446
Short-Term Investment Securities:	3,093,183	—	—	3,093,183

Total Investments at Value	$870,132,629	$—	$—	$870,132,629

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 securities held at the end of the reporting period. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

177

VALIC Company I Mid Cap Value Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	8.7%
Banks-Commercial	6.3
Electric-Integrated	3.7
Insurance-Property/Casualty	3.4
Banks-Super Regional	3.2
Chemicals-Diversified	2.7
Diversified Manufacturing Operations	2.4
Machinery-Pumps	2.3
Insurance-Life/Health	2.0
Oil Companies-Exploration & Production	1.9
Computer Services	1.9
Auto/Truck Parts & Equipment-Original	1.8
Medical-HMO	1.8
Medical Labs & Testing Services	1.8
Aerospace/Defense-Equipment	1.7
Hotels/Motels	1.4
Oil-Field Services	1.4
Medical-Hospitals	1.4
Oil Refining & Marketing	1.3
Medical Products	1.2
Investment Management/Advisor Services	1.2
Airlines	1.0
Chemicals-Specialty	1.0
Containers-Metal/Glass	1.0
Steel-Producers	1.0
Electronic Components-Semiconductors	1.0
Finance-Credit Card	1.0
Food-Wholesale/Distribution	1.0
Semiconductor Equipment	0.9
Machinery-General Industrial	0.9
Building Products-Doors & Windows	0.9
Retail-Restaurants	0.8
Computers-Other	0.8
Human Resources	0.8
Industrial Automated/Robotic	0.8
Insurance-Reinsurance	0.8
Hazardous Waste Disposal	0.8
Computers-Memory Devices	0.8
Physical Therapy/Rehabilitation Centers	0.8
Finance-Leasing Companies	0.8
Medical Instruments	0.7
Electric Products-Misc.	0.7
Casino Hotels	0.7
Electronic Connectors	0.7
Retail-Auto Parts	0.7
Retail-Apparel/Shoe	0.7
Semiconductor Components-Integrated Circuits	0.7
Apparel Manufacturers	0.7
Publishing-Newspapers	0.7
Machinery-Electrical	0.6
Commercial Services-Finance	0.6
Metal Processors & Fabrication	0.6
Registered Investment Companies	0.6
Internet Infrastructure Software	0.6
Insurance Brokers	0.6
Finance-Consumer Loans	0.6
Footwear & Related Apparel	0.6
Electronic Components-Misc.	0.6
Financial Guarantee Insurance	0.6
Building Products-Cement	0.6
Food-Baking	0.6
Appliances	0.6
Savings & Loans/Thrifts	0.6
Machine Tools & Related Products	0.5
Motorcycle/Motor Scooter	0.5
Insurance-Multi-line	0.5
Home Furnishings	0.5
Machinery-Construction & Mining	0.5
Resorts/Theme Parks	0.5

Textile-Home Furnishings	0.5
Beverages-Non-alcoholic	0.5
Medical-Wholesale Drug Distribution	0.5
Diagnostic Equipment	0.4
Agricultural Biotech	0.4
Repurchase Agreements	0.4
Transport-Truck	0.4
Aerospace/Defense	0.4
Auto-Heavy Duty Trucks	0.3
E-Commerce/Services	0.3
Shipbuilding	0.3
Building-Residential/Commercial	0.3
Telecom Equipment-Fiber Optics	0.3
Lasers-System/Components	0.3
Retail-Perfume & Cosmetics	0.3
Distribution/Wholesale	0.3
Engineering/R&D Services	0.3
E-Commerce/Products	0.3
Enterprise Software/Service	0.3
Banks-Fiduciary	0.3
Cable/Satellite TV	0.3
Agricultural Chemicals	0.3
Building & Construction Products-Misc.	0.3
Theaters	0.3
Transport-Services	0.3
Toys	0.3
Internet Security	0.3
Building Products-Wood	0.3
Office Automation & Equipment	0.2
Food-Misc./Diversified	0.2
Office Supplies & Forms	0.2
Oil & Gas Drilling	0.2
Recreational Vehicles	0.2
Internet Content-Information/News	0.2
Medical-Drugs	0.2
Building-Mobile Home/Manufactured Housing	0.2
Wireless Equipment	0.2
Retail-Consumer Electronics	0.2
Cruise Lines	0.1
Retail-Discount	0.1
Gambling (Non-Hotel)	0.1
Telecommunication Equipment	0.1

100.0%

*	Calculated as a percentage of net assets

178

VALIC Company I Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.0%
Aerospace/Defense — 0.4%
General Dynamics Corp.	18,455	$3,504,789

Aerospace/Defense-Equipment — 1.7%
Hexcel Corp.†	58,219	3,461,702
Howmet Aerospace, Inc.†	156,848	5,564,967
L3Harris Technologies, Inc.	18,759	4,090,587
Moog, Inc., Class A	28,925	2,609,035

		15,726,291

Agricultural Biotech — 0.4%
Corteva, Inc.	87,639	3,987,574

Agricultural Chemicals — 0.3%
Mosaic Co.	74,852	2,705,151

Airlines — 1.0%
Alaska Air Group, Inc.†	56,154	3,885,857
JetBlue Airways Corp.†	185,609	3,730,741
Southwest Airlines Co.†	33,826	2,078,946

		9,695,544

Apparel Manufacturers — 0.7%
Carter’s, Inc.	41,215	4,213,822
Columbia Sportswear Co.	20,833	2,140,174

		6,353,996

Appliances — 0.6%
Whirlpool Corp.	22,007	5,217,640

Auto-Heavy Duty Trucks — 0.3%
Cummins, Inc.	12,678	3,261,796

Auto/Truck Parts & Equipment-Original — 1.8%
Allison Transmission Holdings, Inc.	77,646	3,285,202
Gentex Corp.	205,390	7,291,345
Lear Corp.	17,147	3,315,544
Meritor, Inc.†	127,790	3,322,540

		17,214,631

Banks-Commercial — 6.3%
Atlantic Union Bankshares Corp.	168,421	6,908,629
BancorpSouth Bank	240,578	7,356,875
East West Bancorp, Inc.	80,095	5,989,504
South State Corp.	96,865	8,602,581
Synovus Financial Corp.	139,214	6,838,192
Truist Financial Corp.	120,374	7,436,706
Western Alliance Bancorp	79,333	7,934,093
Zions Bancorp NA	140,245	8,117,381

		59,183,961

Banks-Fiduciary — 0.3%
State Street Corp.	31,409	2,731,955

Banks-Super Regional — 3.2%
Fifth Third Bancorp	281,018	11,842,098
Huntington Bancshares, Inc.	609,827	9,671,856
KeyCorp	376,839	8,682,371

		30,196,325

Beverages-Non-alcoholic — 0.5%
Coca-Cola European Partners PLC	74,715	4,521,752

Building & Construction Products-Misc. — 0.3%
Owens Corning	25,323	2,700,698

Building Products-Cement — 0.6%
Buzzi Unicem SpA	96,559	2,765,920
Eagle Materials, Inc.	17,483	2,565,805

		5,331,725

Security Description	Shares	Value (Note 2)

Building Products-Doors & Windows — 0.9%
JELD-WEN Holding, Inc.†	194,218	$5,440,046
PGT Innovations, Inc.†	106,491	2,572,823

		8,012,869

Building Products-Wood — 0.3%
Masco Corp.	41,639	2,511,248

Building-Heavy Construction — 0.0%
MasTec, Inc.†#	1,078	125,404

Building-Mobile Home/Manufactured Housing — 0.2%
Thor Industries, Inc.	14,022	1,724,706

Building-Residential/Commercial — 0.3%
Lennar Corp., Class A	29,776	2,948,122

Cable/Satellite TV — 0.3%
Altice USA, Inc., Class A†	75,105	2,708,286

Casino Hotels — 0.7%
Boyd Gaming Corp.†	40,360	2,598,780
Las Vegas Sands Corp.†	41,768	2,412,102
Wynn Resorts, Ltd.†	13,134	1,731,981

		6,742,863

Chemicals-Diversified — 2.7%
Celanese Corp.	47,914	7,927,371
DuPont de Nemours, Inc.	52,051	4,402,994
FMC Corp.	83,049	9,690,988
PPG Industries, Inc.	16,355	2,939,321

		24,960,674

Chemicals-Specialty — 1.0%
Ingevity Corp.†	27,287	2,245,993
Rogers Corp.†	25,601	4,796,347
Valvoline, Inc.	79,389	2,619,837

		9,662,177

Commercial Services-Finance — 0.6%
EVERTEC, Inc.	70,539	3,070,563
H&R Block, Inc.	117,464	2,915,456

		5,986,019

Computer Services — 1.9%
Amdocs, Ltd.	77,593	6,060,013
Leidos Holdings, Inc.	93,137	9,569,827
Science Applications International Corp.	27,288	2,452,100

		18,081,940

Computers-Memory Devices — 0.8%
NetApp, Inc.	40,153	3,106,638
Western Digital Corp.†	57,989	4,362,512

		7,469,150

Computers-Other — 0.8%
Lumentum Holdings, Inc.†	96,630	7,862,783

Containers-Metal/Glass — 1.0%
Crown Holdings, Inc.	92,493	9,548,977

Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†#	44,337	1,414,350

Diagnostic Equipment — 0.4%
Avantor, Inc.†	126,731	4,074,402

Distribution/Wholesale — 0.3%
LKQ Corp.†	56,771	2,893,050

Diversified Manufacturing Operations — 2.4%
Eaton Corp. PLC	48,952	7,110,278
ITT, Inc.	43,932	4,125,215

179

VALIC Company I Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
Parker-Hannifin Corp.	17,246	$5,314,355
Textron, Inc.	92,646	6,343,471

		22,893,319

E-Commerce/Products — 0.3%
eBay, Inc.	45,546	2,772,840

E-Commerce/Services — 0.3%
Expedia Group, Inc.†	17,476	3,092,378

Electric Products-Misc. — 0.7%
AMETEK, Inc.	51,179	6,914,283

Electric-Integrated — 3.7%
Alliant Energy Corp.	78,058	4,461,015
American Electric Power Co., Inc.	24,002	2,064,172
CenterPoint Energy, Inc.	257,348	6,510,905
DTE Energy Co.	25,475	3,515,295
Edison International	62,618	3,498,468
Entergy Corp.	32,516	3,422,634
Evergy, Inc.	72,773	4,511,198
PG&E Corp.†	212,267	2,152,387
Portland General Electric Co.	93,466	4,480,760

		34,616,834

Electronic Components-Misc. — 0.6%
Flex, Ltd.†	127,933	2,337,336
Hubbell, Inc.	8,288	1,580,024
Sensata Technologies Holding PLC†	25,035	1,487,830

		5,405,190

Electronic Components-Semiconductors — 1.0%
Qorvo, Inc.†	35,769	6,535,712
Tower Semiconductor, Ltd.†	106,530	2,926,379

		9,462,091

Electronic Connectors — 0.7%
TE Connectivity, Ltd.	49,508	6,717,245

Engineering/R&D Services — 0.3%
Fluor Corp.†	150,223	2,779,126

Enterprise Software/Service — 0.3%
SS&C Technologies Holdings, Inc.	37,404	2,763,033

Finance-Consumer Loans — 0.6%
SLM Corp.	151,658	3,071,075
Synchrony Financial	51,381	2,435,973

		5,507,048

Finance-Credit Card — 1.0%
Capital One Financial Corp.	16,442	2,643,545
Discover Financial Services	57,398	6,730,489

		9,374,034

Finance-Leasing Companies — 0.8%
AerCap Holdings NV†	121,815	7,187,085

Financial Guarantee Insurance — 0.6%
MGIC Investment Corp.	366,326	5,392,319

Food-Baking — 0.6%
Hostess Brands, Inc.†	338,360	5,305,485

Food-Misc./Diversified — 0.2%
Nomad Foods, Ltd.†	71,390	2,189,531

Food-Wholesale/Distribution — 1.0%
US Foods Holding Corp.†	236,465	9,207,947

Footwear & Related Apparel — 0.6%
Steven Madden, Ltd.	131,780	5,455,692

Security Description	Shares	Value (Note 2)

Gambling (Non-Hotel) — 0.1%
International Game Technology PLC†#	51,948	$1,260,258

Hazardous Waste Disposal — 0.8%
Clean Harbors, Inc.†	80,496	7,494,178

Home Furnishings — 0.5%
Leggett & Platt, Inc.	58,999	3,246,715
Tempur Sealy International, Inc.	45,061	1,734,848

		4,981,563

Hotels/Motels — 1.4%
Marriott International, Inc., Class A†	19,985	2,869,446
Travel + Leisure Co.	35,659	2,323,184
Wyndham Hotels & Resorts, Inc.	109,394	8,211,114

		13,403,744

Human Resources — 0.8%
ASGN, Inc.†	36,986	3,812,887
Robert Half International, Inc.	45,426	4,033,374

		7,846,261

Industrial Automated/Robotic — 0.8%
Colfax Corp.†	171,583	7,583,969

Insurance Brokers — 0.6%
Aon PLC, Class A	12,977	3,287,982
Willis Towers Watson PLC	8,605	2,249,003

		5,536,985

Insurance-Life/Health — 2.0%
Aflac, Inc.	38,498	2,182,067
CNO Financial Group, Inc.	216,052	5,738,341
Globe Life, Inc.	30,036	3,166,395
Voya Financial, Inc.	118,058	7,735,160

		18,821,963

Insurance-Multi-line — 0.5%
Kemper Corp.	67,540	5,056,720

Insurance-Property/Casualty — 3.4%
Alleghany Corp.†	16,268	11,657,161
Assurant, Inc.	55,224	8,899,348
Hanover Insurance Group, Inc.	49,294	6,876,020
Lancashire Holdings, Ltd.	244,094	2,182,358
Travelers Cos., Inc.	13,622	2,175,433

		31,790,320

Insurance-Reinsurance — 0.8%
Essent Group, Ltd.	31,281	1,496,483
Everest Re Group, Ltd.	16,470	4,281,541
RenaissanceRe Holdings, Ltd.	11,376	1,753,269

		7,531,293

Internet Content-Information/News — 0.2%
Yelp, Inc.†	46,019	1,845,822

Internet Infrastructure Software — 0.6%
F5 Networks, Inc.†	29,960	5,555,483

Internet Security — 0.3%
NortonLifeLock, Inc.	90,940	2,515,400

Investment Management/Advisor Services — 1.2%
Ameriprise Financial, Inc.	41,721	10,840,785

Lasers-System/Components — 0.3%
II-VI, Inc.†#	43,156	2,907,420

Machine Tools & Related Products — 0.5%
Kennametal, Inc.	136,104	5,105,261

180

VALIC Company I Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery-Construction & Mining — 0.5%
Oshkosh Corp.	36,476	$4,794,405

Machinery-Electrical — 0.6%
BWX Technologies, Inc.	55,771	3,487,919
Vertiv Holdings Co.	100,765	2,500,987

		5,988,906

Machinery-General Industrial — 0.9%
Altra Industrial Motion Corp.	44,945	2,952,437
Middleby Corp.†	32,940	5,411,383

		8,363,820

Machinery-Pumps — 2.3%
Curtiss-Wright Corp.	19,525	2,446,873
Dover Corp.	52,438	7,891,919
Ingersoll Rand, Inc.†	104,526	5,188,670
SPX FLOW, Inc.	93,706	6,431,043

		21,958,505

Medical Instruments — 0.7%
Boston Scientific Corp.†	44,601	1,897,772
Integra LifeSciences Holdings Corp.†	73,379	5,066,820

		6,964,592

Medical Labs & Testing Services — 1.8%
ICON PLC†#	19,401	4,341,168
IQVIA Holdings, Inc.†	7,792	1,871,327
Laboratory Corp. of America Holdings†	8,989	2,467,300
Syneos Health, Inc.†	88,600	7,787,940

		16,467,735

Medical Products — 1.2%
Haemonetics Corp.†	32,744	1,848,726
Hill-Rom Holdings, Inc.	36,053	4,011,978
Zimmer Biomet Holdings, Inc.	30,436	5,123,292

		10,983,996

Medical-Drugs — 0.2%
Jazz Pharmaceuticals PLC†	9,946	1,771,681

Medical-HMO — 1.8%
Centene Corp.†	53,270	3,920,672
Humana, Inc.	11,226	4,913,620
Molina Healthcare, Inc.†	31,704	7,969,118

		16,803,410

Medical-Hospitals — 1.4%
Acadia Healthcare Co., Inc.†	62,498	4,022,371
HCA Healthcare, Inc.	15,570	3,344,281
Universal Health Services, Inc., Class B	35,321	5,638,291

		13,004,943

Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	38,810	4,453,059

Metal Processors & Fabrication — 0.6%
Rexnord Corp.	116,312	5,812,111

Motorcycle/Motor Scooter — 0.5%
Harley-Davidson, Inc.	105,037	5,091,143

Office Automation & Equipment — 0.2%
Xerox Holdings Corp.	93,750	2,198,438

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	9,710	2,141,346

Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	74,657	2,109,060

Security Description	Shares	Value (Note 2)

Oil Companies-Exploration & Production — 1.9%
ConocoPhillips	88,217	$4,917,215
Diamondback Energy, Inc.	117,172	9,381,962
Pioneer Natural Resources Co.	25,335	3,855,734

		18,154,911

Oil Refining & Marketing — 1.3%
Delek US Holdings, Inc.	114,661	2,555,794
HollyFrontier Corp.	76,530	2,484,929
Marathon Petroleum Corp.	73,203	4,523,945
Valero Energy Corp.	30,957	2,488,943

		12,053,611

Oil-Field Services — 1.4%
ChampionX Corp.†	139,969	3,709,178
Halliburton Co.	139,628	3,134,649
Schlumberger NV	205,911	6,451,192

		13,295,019

Physical Therapy/Rehabilitation Centers — 0.8%
Encompass Health Corp.	86,335	7,406,680

Publishing-Newspapers — 0.7%
TEGNA, Inc.	325,610	6,313,578

Real Estate Investment Trusts — 8.7%
American Assets Trust, Inc.	79,026	2,888,400
American Campus Communities, Inc.	85,872	4,049,724
American Homes 4 Rent, Class A	78,452	2,986,668
Americold Realty Trust#	126,821	4,821,734
Cousins Properties, Inc.	78,410	2,908,227
CyrusOne, Inc.	33,044	2,436,995
Duke Realty Corp.	95,937	4,457,233
Equity Residential	59,392	4,599,910
Essential Properties Realty Trust, Inc.	263,460	6,744,576
Essex Property Trust, Inc.	11,270	3,327,918
First Industrial Realty Trust, Inc.	55,755	2,823,433
Gaming and Leisure Properties, Inc.	145,266	6,734,532
Healthpeak Properties, Inc.	79,799	2,663,691
Host Hotels & Resorts, Inc.†	290,640	4,990,289
Kilroy Realty Corp.	39,056	2,742,122
Lamar Advertising Co., Class A	22,293	2,336,752
Life Storage, Inc.	48,534	4,826,221
Regency Centers Corp.	67,031	4,330,203
Ryman Hospitality Properties, Inc.†	89,429	6,699,126
Welltower, Inc.	60,991	4,560,297

		81,928,051

Recreational Vehicles — 0.2%
Polaris, Inc.	14,745	1,934,839

Resort/Theme Parks — 0.5%
Six Flags Entertainment Corp.†	105,224	4,780,326

Retail-Apparel/Shoe — 0.7%
Foot Locker, Inc.	45,586	2,885,138
Ross Stores, Inc.	28,841	3,645,214

		6,530,352

Retail-Auto Parts — 0.7%
AutoZone, Inc.†	4,748	6,678,537

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	13,539	1,573,773

Retail-Discount — 0.1%
Dollar Tree, Inc.†	14,257	1,390,058

Retail-Perfume & Cosmetics — 0.3%
Ulta Beauty, Inc.†	8,396	2,899,643

181

VALIC Company I Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail-Restaurants — 0.8%
Bloomin’ Brands, Inc.†	111,832	$3,304,636
Darden Restaurants, Inc.	16,900	2,420,587
Denny’s Corp.†	124,974	2,197,043

		7,922,266

Savings & Loans/Thrifts — 0.6%
Sterling Bancorp	195,123	5,198,077

Semiconductor Components-Integrated Circuits — 0.7%
NXP Semiconductors NV	30,516	6,451,693

Semiconductor Equipment — 0.9%
KLA Corp.	7,719	2,446,074
MKS Instruments, Inc.	32,422	6,102,793

		8,548,867

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	13,710	2,964,239

Steel-Producers — 1.0%
Reliance Steel & Aluminum Co.	37,521	6,306,154
Steel Dynamics, Inc.	51,414	3,209,776

		9,515,930

Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp.†	55,101	2,913,190

Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	28,197	572,681

Textile-Home Furnishings — 0.5%
Mohawk Industries, Inc.†	22,584	4,757,997

Theaters — 0.3%
Live Nation Entertainment, Inc.†#	28,487	2,566,964

Toys — 0.3%
Hasbro, Inc.	26,245	2,518,733

Transport-Services — 0.3%
Expeditors International of Washington, Inc.	20,084	2,524,358

Transport-Truck — 0.4%
Knight-Swift Transportation Holdings, Inc.	76,076	3,631,107

Wireless Equipment — 0.2%
Maxar Technologies, Inc.	54,659	1,699,896

Total Long-Term Investment Securities
(cost $659,006,395)		931,806,279

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
State Street Institutional Liquid Reserves Fund, Administration Class 0.00%(1)	5,145,055	5,146,084
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(1)(2)	435,276	435,276

Total Short-Term Investment Securities
(cost $5,580,862)		5,581,360

REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 05/28/2021, to be repurchased 06/01/2021 in the amount of $3,682,000 and collateralized by $3,502,000 of United States Treasury Notes, bearing interest at 2.63% due 12/31/2023 and having an approximate value of $3,755,724 (cost $3,682,000)	$3,682,000	$3,682,000

TOTAL INVESTMENTS
(cost $668,269,257)(3)	100.0%	941,069,639
Liabilities in excess of other assets	(0.0)	(260,548)

NET ASSETS	100.0%	$940,809,091

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2021.
(2)

At May 31, 2021, the Fund had loaned securities with a total value of $16,138,263. This was secured by collateral of $435,276, which was received in cash and subsequently invested in short-term investments currently valued at $435,276 as reported in the Portfolio of Investments. Additional collateral of $16,129,812 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
United States Cash Management Bills	zero coupon	09/14/2021	$6,513
United States Treasury Bills	0.00%	06/03/2021 to 12/30/2021	1,179,955
United States Treasury Notes/Bonds	0.06% to 4.38%	06/30/2021 to 02/15/2051	14,943,344

(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$931,806,279	$—	$—	$931,806,279
Short-Term Investment Securities	5,581,360	—	—	5,581,360
Repurchase Agreements	—	3,682,000	—	3,682,000

Total Investments at Value	$937,387,639	$3,682,000	$—	$941,069,639

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

182

VALIC Company I Moderate Growth Lifestyle Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	50.3%
Domestic Fixed Income Investment Companies	26.2
International Equity Investment Companies	18.3
International Fixed Income Investment Companies	2.6
Domestic Money Market Investment Companies	2.6

100.0%

*	Calculated as a percentage of net assets

183

VALIC Company I Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 50.3%
VALIC Co. I Blue Chip Growth Fund	1,882	$47,356
VALIC Co. I Capital Appreciation Fund	1,884,018	40,845,519
VALIC Co. I Dividend Value Fund	5,148,753	67,860,566
VALIC Co. I Large Capital Growth Fund	1,442,753	30,326,673
VALIC Co. I Mid Cap Index Fund	1,084,246	33,828,479
VALIC Co. I Mid Cap Strategic Growth Fund	1,465,493	33,940,816
VALIC Co. I Mid Cap Value Fund	2,880,531	63,976,594
VALIC Co. I Nasdaq-100 Index Fund	917,384	22,017,216
VALIC Co. I Science & Technology Fund	376,700	14,830,669
VALIC Co. I Small Cap Growth Fund	482,873	11,033,639
VALIC Co. I Small Cap Index Fund	813,709	19,105,879
VALIC Co. I Small Cap Special Values Fund	925,505	13,197,701
VALIC Co. I Small Cap Value Fund	904,018	14,075,565
VALIC Co. I Stock Index Fund	2,066,999	108,868,819
VALIC Co. I Systematic Core Fund	573,991	15,273,906
VALIC Co. I Systematic Value Fund	7,659,761	100,496,068

Total Domestic Equity Investment Companies
(cost $485,200,033)		589,725,465

Domestic Fixed Income Investment Companies — 26.2%
VALIC Co. I Core Bond Fund	17,789,209	202,263,304
VALIC Co. I Government Securities Fund	854,190	9,208,170
VALIC Co. I High Yield Bond Fund	4,217,664	32,391,662
VALIC Co. I Inflation Protected Fund	5,303,271	63,533,184

Total Domestic Fixed Income Investment Companies
(cost $302,734,897)		307,396,320

Domestic Money Market Investment Companies — 2.6%
VALIC Co. I Government Money Market I Fund(2) (cost $30,145,254)	30,145,254	30,145,254

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 18.3%
VALIC Co. I Emerging Economies Fund	4,476,146	$48,163,327
VALIC Co. I Global Real Estate Fund	3,178,053	25,901,131
VALIC Co. I International Equities Index Fund	7,592,239	64,002,576
VALIC Co. I International Growth Fund	485,722	9,301,585
VALIC Co. I International Opportunities Fund	1,753,680	40,457,394
VALIC Co. I International Value Fund	2,311,507	26,512,985

Total International Equity Investment Companies
(cost $181,020,605)		214,338,998

International Fixed Income Investment Companies — 2.6%
VALIC Co. I International Government Bond Fund (cost $29,130,179)	2,474,367	30,805,868

TOTAL INVESTMENTS
(cost $1,028,230,968)(3)	100.0%	1,172,411,905
Liabilities in excess of other assets	(0.0)	(179,764)

NET ASSETS	100.0%	$1,172,232,141

#

The Moderate Growth Lifestyle Fund invests in various VALIC Company I Funds, some of which are not presented in this report. Additional information of the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 3
(2)	The 7-day yield as of May 31, 2021 is 0.01%.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$1,172,411,905	$—	$—	$1,172,411,905

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

184

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*
Computers	10.3%
Applications Software	10.2
Electronic Components — Semiconductors	10.0
E-Commerce/Products	9.1
Web Portals/ISP	7.8
Internet Content — Entertainment	5.6
Medical — Biomedical/Gene	4.4
Auto — Cars/Light Trucks	3.7
Cable/Satellite TV	3.2
Commercial Services — Finance	2.9
Repurchase Agreements	2.7
Semiconductor Equipment	2.4
Beverages — Non-alcoholic	2.3
Semiconductor Components — Integrated Circuits	2.3
Electronic Forms	1.8
E-Commerce/Services	1.7
Networking Products	1.7
Retail — Discount	1.4
Cellular Telecom	1.3
Computer Aided Design	1.3
Entertainment Software	1.1
Data Processing/Management	1.1
Retail — Restaurants	1.0
Electric — Integrated	0.9
Medical Instruments	0.7
Food — Confectionery	0.7
Retail — Apparel/Shoe	0.6
Communications Software	0.6
Transport — Rail	0.6
U.S. Government Treasuries	0.6
Enterprise Software/Service	0.5
Distribution/Wholesale	0.5
Food — Misc./Diversified	0.4
Diagnostic Kits	0.4
Dental Supplies & Equipment	0.4
Hotels/Motels	0.4
Retail — Drug Store	0.3
Computer Services	0.3
Retail — Auto Parts	0.3
Commercial Services	0.3
Drug Delivery Systems	0.3
Auto — Heavy Duty Trucks	0.2
Athletic Equipment	0.2
Consulting Services	0.2
Internet Application Software	0.2
Web Hosting/Design	0.2
Medical Information Systems	0.2
E-Services/Consulting	0.2
Broadcast Services/Program	0.2
Computer Software	0.2
Computer Data Security	0.1

100.0%

*	Calculated as a percentage of net assets

185

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.7%
Applications Software — 10.2%
Intuit, Inc.	17,181	$7,544,005
Microsoft Corp.	310,975	77,644,238

		85,188,243

Athletic Equipment — 0.2%
Peloton Interactive, Inc., Class A†	16,541	1,824,638

Auto - Cars/Light Trucks — 3.7%
Tesla, Inc.†	48,976	30,620,775

Auto - Heavy Duty Trucks — 0.2%
PACCAR, Inc.	21,768	1,993,078

Beverages - Non-alcoholic — 2.3%
Keurig Dr Pepper, Inc.	88,295	3,263,383
Monster Beverage Corp.†	33,123	3,122,505
PepsiCo, Inc.	86,560	12,805,687

		19,191,575

Broadcast Services/Program — 0.2%
Fox Corp., Class A	20,978	783,528
Fox Corp., Class B	16,074	583,165

		1,366,693

Cable/Satellite TV — 3.2%
Charter Communications, Inc., Class A†	12,155	8,442,012
Comcast Corp., Class A	286,809	16,445,628
Sirius XM Holdings, Inc.#	259,752	1,623,450

		26,511,090

Cellular Telecom — 1.3%
T-Mobile US, Inc.†	77,976	11,029,705

Commercial Services — 0.3%
Cintas Corp.	6,590	2,329,829

Commercial Services - Finance — 2.9%
Automatic Data Processing, Inc.	26,850	5,263,137
PayPal Holdings, Inc.†	73,482	19,106,790

		24,369,927

Communications Software — 0.6%
Zoom Video Communications, Inc., Class A†	14,697	4,872,496

Computer Aided Design — 1.3%
ANSYS, Inc.†	5,443	1,839,407
Autodesk, Inc.†	13,796	3,943,725
Cadence Design Systems, Inc.†	17,503	2,222,706
Synopsys, Inc.†	9,560	2,431,490

		10,437,328

Computer Data Security — 0.1%
Check Point Software Technologies, Ltd.†	8,796	1,028,956

Computer Services — 0.3%
Cognizant Technology Solutions Corp., Class A	33,292	2,382,376

Computer Software — 0.2%
Splunk, Inc.†	10,147	1,229,816

Computers — 10.3%
Apple, Inc.	692,193	86,254,170

Consulting Services — 0.2%
Verisk Analytics, Inc.	10,214	1,765,286

Data Processing/Management — 1.1%
DocuSign, Inc.†	11,705	2,359,962
Fiserv, Inc.†	42,003	4,838,745
Paychex, Inc.	22,627	2,288,495

		9,487,202

Security Description	Shares	Value (Note 2)

Dental Supplies & Equipment — 0.4%
Align Technology, Inc.†	4,965	$2,930,095

Diagnostic Kits — 0.4%
IDEXX Laboratories, Inc.†	5,360	2,991,470

Distribution/Wholesale — 0.5%
Copart, Inc.†	14,827	1,912,831
Fastenal Co.	36,036	1,911,350

		3,824,181

Drug Delivery Systems — 0.3%
DexCom, Inc.†	6,034	2,228,899

E-Commerce/Products — 9.1%
Amazon.com, Inc.†	20,763	66,920,602
eBay, Inc.	42,693	2,599,150
JD.com, Inc. ADR†	52,119	3,853,679
Pinduoduo, Inc. ADR†	21,676	2,706,899

		76,080,330

E-Commerce/Services — 1.7%
Booking Holdings, Inc.†	2,570	6,069,184
Match Group, Inc.†	16,876	2,419,681
MercadoLibre, Inc.†	3,129	4,251,278
Trip.com Group, Ltd. ADR†	33,055	1,383,352

		14,123,495

E-Services/Consulting — 0.2%
CDW Corp.	8,846	1,463,305

Electric - Integrated — 0.9%
American Electric Power Co., Inc.	31,158	2,679,588
Exelon Corp.	61,258	2,763,961
Xcel Energy, Inc.	33,733	2,390,995

		7,834,544

Electronic Components - Semiconductors — 10.0%
Advanced Micro Devices, Inc.†	76,001	6,086,160
Broadcom, Inc.	25,613	12,097,788
Intel Corp.	254,922	14,561,145
Marvell Technology, Inc.	42,150	2,035,845
Microchip Technology, Inc.	16,894	2,651,513
Micron Technology, Inc.†	70,188	5,905,619
NVIDIA Corp.	38,900	25,276,442
Skyworks Solutions, Inc.	10,346	1,758,820
Texas Instruments, Inc.	57,738	10,959,827
Xilinx, Inc.	15,389	1,954,403

		83,287,562

Electronic Forms — 1.8%
Adobe, Inc.†	30,035	15,155,060

Enterprise Software/Service — 0.5%
Atlassian Corp. PLC, Class A†	8,346	1,946,955
Workday, Inc., Class A†	11,294	2,583,164

		4,530,119

Entertainment Software — 1.1%
Activision Blizzard, Inc.	48,610	4,727,322
Electronic Arts, Inc.	18,046	2,579,315
NetEase, Inc. ADR	18,798	2,216,848

		9,523,485

Food - Confectionery — 0.7%
Mondelez International, Inc., Class A	88,599	5,628,694

Food - Misc./Diversified — 0.4%
Kraft Heinz Co.	76,745	3,345,315

186

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Hotels/Motels — 0.4%
Marriott International, Inc., Class A†	20,355	$2,922,571

Internet Application Software — 0.2%
Okta, Inc.†	7,605	1,691,656

Internet Content - Entertainment — 5.6%
Facebook, Inc., Class A†	99,180	32,603,442
Netflix, Inc.†	27,788	13,972,084

		46,575,526

Medical Information Systems — 0.2%
Cerner Corp.	19,218	1,503,809

Medical Instruments — 0.7%
Intuitive Surgical, Inc.†	7,386	6,220,341

Medical - Biomedical/Gene — 4.4%
Alexion Pharmaceuticals, Inc.†	13,794	2,435,331
Amgen, Inc.	36,238	8,622,470
Biogen, Inc.†	9,558	2,556,574
Gilead Sciences, Inc.	78,842	5,212,245
Illumina, Inc.†	9,154	3,713,228
Incyte Corp.†	13,793	1,155,577
Moderna, Inc.†	25,082	4,640,421
Regeneron Pharmaceuticals, Inc.†	6,606	3,319,053
Seagen, Inc.†	11,367	1,765,863
Vertex Pharmaceuticals, Inc.†	16,311	3,402,964

		36,823,726

Networking Products — 1.7%
Cisco Systems, Inc.	264,885	14,012,416

Retail - Apparel/Shoe — 0.6%
Lululemon Athletica, Inc.†	7,850	2,536,571
Ross Stores, Inc.	22,365	2,826,712

		5,363,283

Retail - Auto Parts — 0.3%
O’Reilly Automotive, Inc.†	4,405	2,357,204

Retail - Discount — 1.4%
Costco Wholesale Corp.	27,792	10,512,880
Dollar Tree, Inc.†	14,757	1,438,807

		11,951,687

Retail - Drug Store — 0.3%
Walgreens Boots Alliance, Inc.	54,212	2,854,804

Retail - Restaurants — 1.0%
Starbucks Corp.	73,867	8,411,974

Semiconductor Components - Integrated Circuits — 2.3%
Analog Devices, Inc.	23,145	3,809,667
Maxim Integrated Products, Inc.	16,818	1,715,604
NXP Semiconductors NV	17,380	3,674,480
QUALCOMM, Inc.	71,275	9,589,338

		18,789,089

Semiconductor Equipment — 2.4%
Applied Materials, Inc.	57,576	7,952,973
ASML Holding NV	4,877	3,294,267
KLA Corp.	9,667	3,063,376
Lam Research Corp.	8,966	5,826,555

		20,137,171

Transport - Rail — 0.6%
CSX Corp.	47,841	4,789,841

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Hosting/Design — 0.2%
VeriSign, Inc.†	7,096	$1,560,552

Web Portals/ISP — 7.8%
Alphabet, Inc., Class A†	12,400	29,224,940
Alphabet, Inc., Class C†	13,506	32,570,529
Baidu, Inc. ADR†	17,026	3,341,693

		65,137,162

Total Long-Term Investment Securities
(cost $251,701,259)		805,932,549

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(1)(2)	97,832	97,832

U.S. Government Treasuries — 0.6%
United States Treasury Bills
0.04% due 05/19/2022(4)	$1,200,000	1,199,501
0.06% due 04/21/2022(4)	3,500,000	3,498,966

		4,698,467

Total Short-Term Investment Securities
(cost $4,795,601)		4,796,299

REPURCHASE AGREEMENTS — 2.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 05/28/2021, to be repurchased 06/01/2021 in the amount of $23,105,000 and collateralized by $21,975,000 of United States Treasury Notes, bearing interest at 2.63% due 12/31/2023 and having an approximate value of $23,567,112 (cost $23,105,000)	23,105,000	23,105,000

TOTAL INVESTMENTS
(cost $279,601,860)(3)	100.0%	833,833,848
Liabilities in excess of other assets	(0.0)	(254,337)

NET ASSETS	100.0%	$833,579,511

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2021.
(2)

At May 31, 2021, the Fund had loaned securities with a total value of $1,623,450. This was secured by collateral of $97,832, which was received in cash and subsequently invested in short-term investments currently valued at $97,832 as reported in the Portfolio of Investments. Additional collateral of $1,615,236 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
United States Treasury Bills	0.00%	06/10/2021	$ 1,993
United States Treasury Notes/Bonds	0.13% to 6.88%	06/30/2021 to 08/15/2050	1,613,243

(3)	See Note 5 for cost of investments on a tax basis.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR—American Depositary Receipt

187

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
103	Long	NASDAQ 100 E-Mini Index	June 2021	$27,734,822	$28,194,190	$459,368

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$805,932,549	$—	$—	$805,932,549
Short-Term Investment Securities:
Registered Investment Companies. . . . . . . . . .	97,832	—	—	97,832
U.S. Government Treasuries. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	4,698,467	—	4,698,467
Repurchase Agreements. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	23,105,000	—	23,105,000

Total Investments at Value	$806,030,381	$27,803,467	$—	$833,833,848

Other Financial Instruments:†

Futures Contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$459,368	$—	$—	$459,368

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

188

VALIC Company I Science & Technology Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

E-Commerce/Products	10.1%
Electronic Components — Semiconductors	10.0
Web Portals/ISP	8.2
E-Commerce/Services	8.0
Internet Content — Entertainment	7.0
Enterprise Software/Service	6.3
Applications Software	6.2
Commercial Services — Finance	5.9
Semiconductor Equipment	5.5
Computer Software	4.0
Computer Data Security	3.3
Computers — Memory Devices	2.4
Computers	2.0
Semiconductor Components — Integrated Circuits	1.8
Finance — Credit Card	1.8
Retail — Apparel/Shoe	1.5
Internet Application Software	1.5
Communications Software	1.2
Registered Investment Companies	1.2
Electronic Components — Misc.	1.1
Computer Services	1.1
Wireless Equipment	0.9
Internet Content — Information/News	0.9
Auto — Cars/Light Trucks	0.7
Networking Products	0.7
Internet Security	0.5
Medical — Biomedical/Gene	0.5
Entertainment Software	0.4
Telecom Equipment — Fiber Optics	0.4
Web Hosting/Design	0.4
Data Processing/Management	0.4
Electronic Forms	0.4
Medical Instruments	0.3
Auto/Truck Parts & Equipment — Original	0.3
Apparel Manufacturers	0.3
Theaters	0.3
Internet Infrastructure Software	0.3
Medical Information Systems	0.3
Medical Labs & Testing Services	0.3
Electronic Measurement Instruments	0.2
Computer Aided Design	0.2
Commercial Services	0.1
Energy — Alternate Sources	0.1
Computers-Other	0.1
Machinery — Electrical	0.1
Health Care Providers & Services	0.1

99.3%

*	Calculated as a percentage of net assets

189

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.9%
Apparel Manufacturers — 0.3%
boohoo Group PLC†	2,252,732	$10,207,910

Applications Software — 6.2%
Asana, Inc., Class A†#	86,415	3,178,344
Intuit, Inc.	18,263	8,019,101
Microsoft Corp.	631,092	157,571,050
Procore Technologies, Inc.†	5,740	496,051
Sansan, Inc.†#	49,600	3,730,104
ServiceNow, Inc.†	23,394	11,085,949
TeamViewer AG†*	250,685	9,834,297

		193,914,896

Auto - Cars/Light Trucks — 0.6%
Ford Motor Co.†	312,780	4,544,693
General Motors Co.†	226,305	13,422,150
Tesla, Inc.†	2,030	1,269,197

		19,236,040

Auto/Truck Parts & Equipment - Original — 0.3%
Aptiv PLC†	28,325	4,260,646
Magna International, Inc.	64,425	6,480,511

		10,741,157

Commercial Services - Finance — 5.9%
Adyen NV†#*	2,340	5,394,280
Avalara, Inc.†	64,150	8,478,706
FleetCor Technologies, Inc.†	50,505	13,860,592
Global Payments, Inc.	205,759	39,857,576
PayPal Holdings, Inc.†	272,165	70,768,343
Square, Inc., Class A†	130,619	29,065,340
StoneCo, Ltd., Class A†	70,329	4,639,604
WEX, Inc.†	51,787	10,145,591

		182,210,032

Communications Software — 1.2%
RingCentral, Inc., Class A†	19,356	5,080,370
Zoom Video Communications, Inc., Class A†	100,425	33,293,900

		38,374,270

Computer Aided Design — 0.2%
Autodesk, Inc.†	9,665	2,762,837
Cadence Design Systems, Inc.†	19,725	2,504,878

		5,267,715

Computer Data Security — 3.3%
Crowdstrike Holdings, Inc., Class A†	172,605	38,344,201
Fortinet, Inc.†	37,161	8,121,165
McAfee Corp., Class A	372,849	9,369,695
Rapid7, Inc.†	77,450	6,478,693
Varonis Systems, Inc.†	225,684	10,900,537
Zscaler, Inc.†	156,200	30,334,040

		103,548,331

Computer Services — 1.1%
Cognizant Technology Solutions Corp., Class A	29,564	2,115,600
DXC Technology Co.†	296,955	11,260,534
EPAM Systems, Inc.†	7,565	3,613,044
Genpact, Ltd.	353,375	16,163,372

		33,152,550

Computer Software — 4.0%
Box, Inc., Class A†	65,130	1,518,180
Citrix Systems, Inc.	348,040	40,010,678
Cloudflare, Inc., Class A†	15,745	1,292,035
Datadog, Inc., Class A†	57,085	5,197,589
MongoDB, Inc.†	78,475	22,909,992

Security Description	Shares	Value (Note 2)

Computer Software (continued)
Slack Technologies, Inc., Class A†	105,205	$4,633,228
Snowflake, Inc., Class A†	31,845	7,580,065
Twilio, Inc., Class A†	107,265	36,041,040
ZoomInfo Technologies, Inc., Class A†	130,750	5,730,773

		124,913,580

Computers — 2.0%
Apple, Inc.	358,460	44,667,701
Hewlett Packard Enterprise Co.	418,795	6,683,968
HP, Inc.	361,305	10,560,945

		61,912,614

Computers - Memory Devices — 2.4%
NetApp, Inc.	62,300	4,820,151
Pure Storage, Inc., Class A†	1,443,987	27,507,952
Seagate Technology Holdings PLC	184,090	17,626,617
Western Digital Corp.†	307,220	23,112,161

		73,066,881

Computers - Other — 0.1%
Lumentum Holdings, Inc.†	36,376	2,959,915

Data Processing/Management — 0.4%
Fidelity National Information Services, Inc.	38,300	5,705,934
Fiserv, Inc.†	54,115	6,234,048

		11,939,982

E-Commerce/Products — 10.1%
Alibaba Group Holding, Ltd.†	159,226	4,328,968
Alibaba Group Holding, Ltd. ADR†	227,043	48,578,120
Amazon.com, Inc.†	65,507	211,133,646
Coupang, Inc.†#	220,578	8,997,377
Etsy, Inc.†	169,898	27,987,298
Wayfair, Inc., Class A†#	37,382	11,459,078

		312,484,487

E-Commerce/Services — 7.7%
Airbnb, Inc., Class A†	47,270	6,636,708
Auto1 Group SE†*	78,300	4,192,655
Booking Holdings, Inc.†	24,407	57,638,351
Delivery Hero SE†*	154,281	20,930,344
DoorDash, Inc., Class A†#	77,227	11,605,674
Expedia Group, Inc.†	168,370	29,793,071
JAND, Inc. (dba Warby Parker), Class A†(1)(2)	85,869	2,106,418
Lyft, Inc., Class A†	264,185	15,082,322
Maplebear, Inc. (dba Instacart) Non-Voting†(1)(2)	523	65,375
Maplebear, Inc. (dba Instacart) Voting†(1)(2)	10,016	1,252,000
Match Group, Inc.†	41,642	5,970,630
Shutterstock, Inc.	45,172	4,099,359
Tongcheng-Elong Holdings, Ltd.†	3,462,600	9,302,427
Trainline PLC†*	1,352,363	5,450,546
Trip.com Group, Ltd. ADR†	1,374,279	57,513,576
Uber Technologies, Inc.†	75,985	3,862,318
Zillow Group, Inc., Class A†	19,565	2,314,344

		237,816,118

Electronic Components - Misc. — 1.1%
Flex, Ltd.†	1,017,291	18,585,906
Hoya Corp.	54,100	7,068,193
Taiyo Yuden Co., Ltd.	188,900	9,063,623

		34,717,722

Electronic Components - Semiconductors — 10.0%
Advanced Micro Devices, Inc.†	391,721	31,369,018
Cree, Inc.†	25,720	2,572,257
Infineon Technologies AG	277,355	11,250,904

190

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronic Components - Semiconductors (continued)
IPG Photonics Corp.†	17,755	$3,715,411
Marvell Technology, Inc.	669,327	32,328,494
Micron Technology, Inc.†	907,819	76,383,891
NVIDIA Corp.	24,255	15,760,414
ON Semiconductor Corp.†	329,100	13,177,164
Qorvo, Inc.†	43,790	8,001,309
Samsung Electronics Co., Ltd.	596,711	43,069,340
SK Hynix, Inc.	236,650	26,947,503
Skyworks Solutions, Inc.	88,362	15,021,540
Texas Instruments, Inc.	47,635	9,042,076
Xilinx, Inc.	177,083	22,489,541

		311,128,862

Electronic Forms — 0.4%
Adobe, Inc.†	23,173	11,692,632

Electronic Measurement Instruments — 0.2%
Koh Young Technology, Inc.	292,172	6,680,163

Energy - Alternate Sources — 0.1%
Array Technologies, Inc.†	211,392	3,445,690

Enterprise Software/Service — 6.3%
Alteryx, Inc., Class A†#	51,690	4,019,931
Ceridian HCM Holding, Inc.†	69,234	6,193,674
Guidewire Software, Inc.†	103,477	10,113,842
HubSpot, Inc.†	47,480	23,947,962
Paycom Software, Inc.†	56,355	18,574,608
salesforce.com, Inc.†	406,712	96,838,127
UiPath, Inc., Class A†#	12,664	1,010,841
Veeva Systems, Inc., Class A†	15,330	4,466,242
Workday, Inc., Class A†	140,240	32,075,693

		197,240,920

Entertainment Software — 0.4%
Electronic Arts, Inc.	64,106	9,162,670
Epic Games, Inc.†(1)(2)	3,904	3,455,040
Take-Two Interactive Software, Inc.†	5,885	1,092,021

		13,709,731

Finance - Credit Card — 1.8%
Mastercard, Inc., Class A	33,815	12,193,013
Visa, Inc., Class A	189,548	43,084,260

		55,277,273

Industrial Automated/Robotic — 0.0%
Cognex Corp.	16,310	1,294,851

Internet Application Software — 1.5%
Okta, Inc.†	72,395	16,103,544
Shopify, Inc., Class A†	20,473	25,445,277
Wix.com, Ltd.†	19,965	5,188,105

		46,736,926

Internet Content - Entertainment — 7.0%
Facebook, Inc., Class A†	471,685	155,057,010
Mail.Ru Group, Ltd. GDR†	1,043,732	24,068,460
Netflix, Inc.†	5,610	2,820,764
Pinterest, Inc., Class A†	210,180	13,724,754
Snap, Inc., Class A†#	327,247	20,328,584

		215,999,572

Internet Content - Information/News — 0.9%
Deliveroo PLC†*	1,943,934	6,935,459
Kuaishou Technology†*	20,200	521,599
Naspers, Ltd., Class N	64,388	14,183,558
Tencent Holdings, Ltd.	64,126	5,114,612

		26,755,228

Security Description	Shares	Value (Note 2)

Internet Infrastructure Software — 0.3%
F5 Networks, Inc.†	44,650	$8,279,450

Internet Security — 0.5%
FireEye, Inc.†	65,810	1,472,170
NortonLifeLock, Inc.	401,217	11,097,662
Palo Alto Networks, Inc.†	8,305	3,016,791

		15,586,623

Machinery - Electrical — 0.1%
Bloom Energy Corp., Class A†	86,400	2,088,288

Medical Information Systems — 0.1%
Alignment Healthcare Partners†(2)	131,698	3,156,613

Medical Instruments — 0.3%
Intuitive Surgical, Inc.†	12,920	10,880,966

Medical - Biomedical/Gene — 0.3%
Atea Pharmaceuticals, Inc.†	71,191	1,453,720
C4 Therapeutics, Inc.†	52,894	1,954,433
Cerevel Therapeutics Holdings, Inc.†	75,141	985,850
Flame Biosciences, Inc.†(1)(2)	48,560	318,068
Gemini Therapeutics, Inc.†	35,933	441,976
Kronos Bio, Inc.†	18,614	454,368
Longboard Pharmaceuticals, Inc.†(2)	32,938	258,464
Seer, Inc., Class A†(2)	123,624	3,473,958
Verily Life Sciences LLC†(1)(2)	6,986	956,593
Zeneca, Inc. CVR†(1)	23,110	14,213

		10,311,643

Medical - Drugs — 0.0%
Progenics Pharmaceuticals, Inc. CVR†(1)	54,000	0

Networking Products — 0.7%
Arista Networks, Inc.†	27,276	9,256,929
Cisco Systems, Inc.	215,690	11,410,001

		20,666,930

Retail - Apparel/Shoe — 1.5%
Zalando SE†*	447,539	47,884,220

Semiconductor Components - Integrated Circuits — 1.8%
NXP Semiconductors NV	75,920	16,051,006
QUALCOMM, Inc.	111,166	14,956,274
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	218,170	25,604,431

		56,611,711

Semiconductor Equipment — 5.5%
Advantest Corp.	37,900	3,412,674
Applied Materials, Inc.	317,899	43,911,389
ASML Holding NV	14,777	9,860,439
BE Semiconductor Industries NV	172,642	14,054,866
Globalwafers Co., Ltd.	375,747	11,364,313
KLA Corp.	63,053	19,980,865
Lam Research Corp.	49,925	32,443,761
Teradyne, Inc.	173,591	22,974,769
Tokyo Electron, Ltd.	27,800	12,316,183

		170,319,259

Telecom Equipment - Fiber Optics — 0.4%
Corning, Inc.	294,278	12,839,349

Theaters — 0.3%
CTS Eventim AG & Co. KGaA†	127,990	8,818,371

Web Hosting/Design — 0.4%
GoDaddy, Inc., Class A†	69,776	5,649,065
VeriSign, Inc.†	29,229	6,428,042

		12,077,107

191

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Web Portals/ISP — 8.2%
Alphabet, Inc., Class A†	40,765	$96,076,990
Alphabet, Inc., Class C†	62,475	150,662,211
Baidu, Inc. ADR†	47,762	9,374,248

		256,113,449

Wireless Equipment — 0.9%
Motorola Solutions, Inc.	18,440	3,785,916
Samsung SDI Co., Ltd.	42,266	23,306,366

		27,092,282

Total Common Stocks
(cost $2,507,604,868)		3,009,152,309

CONVERTIBLE PREFERRED SECURITIES — 1.2%
Applications Software — 0.0%
Color Health, Inc., Series D-1†(1)(2)	26,210	986,901

Auto - Cars/Light Trucks — 0.1%
GM Cruise Holdings, LLC, Class F†(1)(2)	89,700	2,363,595
Waymo LLC Series A-2†(1)(2)	21,059	1,931,574

		4,295,169

Commercial Services — 0.1%
Ginkgo Bioworks Series E†(1)(2)	8,722	3,835,137

E-Commerce/Services — 0.3%
JAND, Inc. (dba Warby Parker) Series D†(1)(2)	75,264	1,846,271
JAND, Inc. (dba Warby Parker) Series E†(1)(2)	64,349	1,578,519
JAND, Inc. (dba Warby Parker) Series F†(1)(2)	34,881	855,652
Maplebear, Inc. (dba Instacart) Series G†(1)(2)	20,650	2,581,250
Rappi, Inc., Series E†(1)(2)	39,184	2,341,089

		9,202,781

Health Care Providers & Services — 0.1%
Bright Health, Inc. Series E†(1)(2)	60,348	1,232,167
PrognomIQ, Inc. Series A-4†(1)(2)	35,670	81,510
PrognomIQ, Inc. Series A-5†(1)(2)	30,468	69,623
PrognomIQ, Inc. Series B†(1)(2)	216,177	493,989

		1,877,289

IT Services — 0.0%
Mesosphere, Inc. Series D†(1)(2)	151,129	337,018

Medical Information Systems — 0.2%
Doximity, Inc. Series C†(1)(2)	64,785	4,561,512

Medical Instruments — 0.0%
RefleXion Medical, Inc. Series C†(1)(2)	160,251	365,351
RefleXion Medical, Inc. Series D†(1)(2)	67,040	152,842

		518,193

Medical Labs & Testing Services — 0.3%
Freenome Holdings, Inc. Series B†(1)(2)	94,602	625,631
Freenome Holdings, Inc. Series C†(1)(2)	53,807	355,842
Tempus Labs, Inc. Series D†(1)(2)	60,677	3,396,262
Tempus Labs, Inc. Series E†(1)(2)	39,722	2,267,665
Tempus Labs, Inc. Series F†(1)(2)	10,551	607,338
Tempus Labs, Inc. Series G†(1)(2)	6,661	385,272

		7,638,010

Medical Products — 0.0%
Kardium, Inc. Series D-5†(1)(2)	542,402	550,994

Medical - Biomedical/Gene — 0.1%
Caris Life Sciences, Inc. Series C†(1)(2)	217,911	1,765,079
National Resilience, Inc. Series B†(1)(2)	69,360	947,458

		2,712,537

Security Description	Shares/ Principal Amount	Value (Note 2)

Medical - Wholesale Drug Distribution — 0.0%
Insitro, Inc. Series B†(1)(2)	52,029	$951,668

Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	180,527	434,723

Transport - Services — 0.0%
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)….	11,731	592,415

Total Convertible Preferred Securities
(cost $21,122,930)		38,494,347

Escrows and Litigation Trusts — 0.1%
Acerta Pharma BV, Class B†(1)	9,771,120	1,218,459
Exact Sciences CMO Milestone†(1)	216,096	159,911
Exact Sciences Expense Fund†(1)	220	209
Exact Sciences FDA Milestone†(1)	108,048	79,956

Total Escrows and Litigation Trusts
(cost $249,853)		1,458,535

Total Long-Term Investment Securities
(cost $2,528,977,651)		3,049,105,191

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Registered Investment Companies — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(3)	3,462,396	3,462,396
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(3)(4)	14,439,921	14,439,921
T. Rowe Price Government Reserve Fund 0.02%(3)	17,633,664	17,633,664

Total Short-Term Investment Securities
(cost $35,535,981)		35,535,981

REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 05/28/2021, to be repurchased 06/01/2021 in the amount of $150,000 and collateralized by $153,400 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2024 and having an approximate value of $153,015 (cost $150,000)	$150,000	150,000

TOTAL INVESTMENTS
(cost $2,564,663,632)(5)	99.3%	3,084,791,172
Other assets less liabilities	0.7	22,414,224

NET ASSETS	100.0%	$3,107,205,396

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2021, the aggregate value of these securities was $101,143,400 representing 3.3% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk

192

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2021, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks
Alignment Healthcare Partners	02/28/2021	131,698	$1,062,887	$3,156,613	$23.97	0.10%

Epic Games, Inc.	06/18/2020	2,883	1,657,725
	03/29/2021	1,021	903,585

		3,904	2,561,310	3,455,040	885.00	0.11

Flame Biosciences, Inc.	09/28/2020	48,560	318,068	318,068	6.55	0.01
JAND, Inc., (dba Warby Parker), Class A	04/23/2015	33,706	387,123
	03/09/2018	52,163	819,846

		85,869	1,206,969	2,106,418	24.53	0.07

Longboard Pharmaceuticals, Inc.	10/27/2020	32,938	238,680	258,464	7.85	0.01
Maplebear, Inc. (dba Instacart) Non-Voting	08/07/2020	523	24,233
Maplebear, Inc. (dba Instacart) Voting	08/07/2020	10,016	464,080

		10,539	488,313	1,317,375	125.00	0.04

Seer, Inc., Class A	09/11/2019	66,674	382,208
	05/12/2020	56,950	387,400

		123,624	769,608	3,473,958	28.10	0.11

Verily Life Sciences LLC	01/23/2019	6,986	861,094	956,593	136.93	0.03
Convertible Preferred Securities
Bright Health, Inc.
Series E	09/16/2020	60,348	1,232,167	1,232,167	20.42	0.04
Caris Life Sciences, Inc.
Series C	08/14/2020	217,911	601,434	1,765,079	8.10	0.06
Color Health, Inc.	01/13/2020	26,210	543,971	986,901	37.65	0.03
Doximity, Inc.
Series C	04/10/2014	64,785	312,316	4,561,512	70.41	0.15
Freenome Holdings, Inc.
Series B	06/24/2019	94,602	431,111	625,631	6.61	0.02
Freenome Holdings, Inc.
Series C	08/14/2020	53,807	355,842	355,842	6.61	0.01
Ginkgo Bioworks
Series E	09/09/2019	6,443	967,674
	09/30/2019	2,279	324,284

		8,722	1,291,958	3,835,137	439.71	0.12

GM Cruise Holdings, LLC
Class F	05/07/2019	89,700	1,637,025	2,363,595	26.35	0.08
Honor Tech, Inc.
Series D	10/16/2020	180,527	434,723	434,723	2.41	0.01
Insitro, Inc.
Series B	05/21/2020	52,029	324,177	951,668	18.29	0.03
JAND, Inc., (dba Warby Parker),
Series D	04/23/2015	75,264	864,429	1,846,271	24.53	0.06
JAND, Inc., (dba Warby Parker),
Series E	03/09/2018	64,349	1,011,373	1,578,519	24.53	0.05

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
JAND, Inc., (dba Warby Parker),
Series F	04/03/2020	34,881	$679,939	$855,652	$24.53	0.03%
Kardium, Inc.
Series D-5	11/29/2018	542,402	525,533	550,994	1.02	0.02
Maplebear, Inc., (dba Instacart)
Series G	07/02/2020	20,650	993,098	2,581,250	125.00	0.08
Mesophere, Inc.,
Series D	05/04/2018	151,129	1,670,656	337,018	2.23	0.01
National Resilience, Inc.
Series B	10/23/2020	69,360	947,458	947,458	13.66	0.03
PrognomIQ, Inc.
Series A-4	11/05/2019	35,670	81,510	81,510	2.29	0.00
PrognomIQ, Inc.
Series A-5	05/12/2020	30,468	69,623	69,623	2.29	0.00
PrognomIQ, Inc.
Series B	09/11/2020	216,177	493,989	493,989	2.29	0.02
Rappi, Inc.,
Series E	09/08/2020	39,184	2,341,089	2,341,089	59.75	0.08
RefleXion Medical, Inc.
Series C	04/03/2018	160,251	271,145	365,351	2.28	0.01
RefleXion Medical, Inc.
Series D	04/04/2020	67,040	127,808	152,842	2.28	0.01
Tempus Labs, Inc.
Series D	03/16/2018	60,677	568,780	3,396,262	55.97	0.11
Tempus Labs, Inc.
Series E	08/23/2018	39,722	665,058	2,267,665	57.09	0.07
Tempus Labs, Inc.
Series F	04/30/2019	10,551	261,239	607,338	57.56	0.02
Tempus Labs, Inc.
Series G	02/06/2020	6,661	255,465	385,272	57.84	0.01
Waymo LLC
Series A-2	05/08/2020	21,059	1,808,277	1,931,574	91.72	0.06
Xiaoju Kuaizhi, Inc.,
Series A-17	10/19/2015	11,731	321,737	592,415	50.50	0.02

				$53,536,876		1.72%

(3)	The rate shown is the 7-day yield as of May 31, 2021.
(4)

At May 31, 2021, the Fund had loaned securities with a total value of $42,642,894. This was secured by collateral of $14,439,921 which was received in cash and subsequently invested in short-term investments currently valued at $14,439,921 as reported in the Portfolio of Investments. Additional collateral of $29,653,029 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 10/25/2050	$872,962
Federal National Mtg. Assoc.	1.24% to 3.50%	07/25/2030 to 09/01/2050	3,392,182
Government National Mtg. Assoc.	1.00% to 2.70%	12/20/2050 to 05/16/2053	647,861
United States Cash Management Bills	zero coupon	09/14/2021	8,144
United States Treasury Bills	0.00%	06/03/2021 to 12/30/2021	1,919,767
United States Treasury Notes/Bonds	0.06% to 8.13%	06/30/2021 to 02/15/2051	22,812,113

(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

GDR—Global Depositary Receipt

193

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
E-Commerce/Services	$234,392,325	$—	$3,423,793	$237,816,118
Entertainment Software	10,254,691	—	3,455,040	13,709,731
Medical Information Systems	—	3,156,613	—	3,156,613
Medical-Biomedical/Gene	5,290,347	3,732,422	1,288,874	10,311,643
Medical-Drugs	—	—	0	0
Other Industries	2,744,158,204	—	—	2,744,158,204
Convertible Preferred Securities	—	—	38,494,347	38,494,347
Escrows and Litigation Trusts	—	—	1,458,535	1,458,535
Short-Term Investment Securities	35,535,981	—	—	35,535,981
Repurchase Agreements	—	150,000	—	150,000

Total Investments at Value	$3,029,631,548	$7,039,035	$48,120,589	$3,084,791,172

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Escrow and Litigation Trusts
Balance as of May 31, 2020	$970,250	$8,074,314	$—
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	1,967,868	—
Realized Loss	—	—	—
Change in unrealized appreciation(1)	2,544,000	21,905,071	1,208,682
Change in unrealized depreciation(1)	—	(644,898)	—
Net Purchases	4,653,457	14,720,196	249,853
Net Sales	—	(2,962,396)	—
Transfers into Level 3	—	—	—
Transfers out of Level 3(2)	—	(4,565,808)	—

Balance as of May 31, 2021	$8,167,707	$38,494,347	$1,458,535

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at May 31, 2021 includes:

Common Stocks	Convertible Preferred Securities	Escrow and Litigation Trusts
$2,544,000	$17,707,899	$1,208,682

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at May 31, 2021.

(2)	Private Convertible Preferred Security was converted to Common Stock following the Company’s IPO listing. Security is now valued using Level 1 inputs.

194

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at May 31, 2021	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)#
Common Stocks	$8,153,494	Market Approach	Market Transaction Price*	$6.55 - $885.00 ($417.87283)

	$14,213	Income Approach	Estimated Future Cash Distribution*	$0.00 - $0.615 ($0.615)

Preferred Securities	$23,104,143	Market Approach	Market Transaction Price*	$1.01584 - $125.00000 ($40.90983)

	$6,656,536	Market Approach	Market Transaction Price*	$57.3069
			Future Dividend Payout Adjustment	(2.3%) - 0.9% ((1.22%))

	$3,835,138	Market Approach	Last Sale of Acquiring Company*	$9.8700
			Conversion Ratio*	49.5000
			Discount for Lack of Marketability	5.0%
			Discount for Uncertainty	5.0%

	$337,018	Market Approach	Transaction Price*	$11.0500
			Sales Multiple*	3.6x
			Gross Profit Multiple*	4.6x
			Discount for Lack of Marketability	10.0%

	$4,561,512	Market Approach	Transaction Price*	$11.6000
			Gross Profit Multiple*	38.0x
			Revenue Multiple*	21.75x
			EBITDA Multiple*	77.4x
			Discount for Lack of Marketability	10.0%

Escrow and Litigation Trusts	$1,458,535	Income Approach	Estimated Future Cash Distribution*	$0.1247 - $0.9500 ($0.185307)

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

#	The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.

See Notes To Financial Statements

195

VALIC Company I Small Cap Growth Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	12.7%
Enterprise Software/Service	5.1
Applications Software	5.0
Medical Products	3.4
Semiconductor Equipment	2.8
Building & Construction Products — Misc.	2.8
Diversified Manufacturing Operations	2.4
Retail — Pet Food & Supplies	2.3
Retail — Automobile	2.1
Computer Software	2.0
Energy — Alternate Sources	2.0
Electronic Components — Semiconductors	1.8
Transport — Truck	1.7
Steel Pipe & Tube	1.6
Diagnostic Kits	1.6
Banks — Commercial	1.5
Electronic Measurement Instruments	1.5
Retail — Restaurants	1.5
Casino Hotels	1.4
Machinery — Electrical	1.4
Food — Wholesale/Distribution	1.4
E-Commerce/Services	1.4
Miscellaneous Manufacturing	1.3
Machinery — General Industrial	1.3
Lasers — System/Components	1.2
Consumer Products — Misc.	1.2
Registered Investment Companies	1.2
Electric Products — Misc.	1.2
Medical Instruments	1.1
Real Estate Investment Trusts	1.1
Drug Delivery Systems	1.1
Medical — Drugs	1.1
Tools — Hand Held	1.1
Distribution/Wholesale	1.1
Computer Services	1.1
Auto/Truck Parts & Equipment — Original	1.1
Building — Mobile Home/Manufactured Housing	1.1
Medical — Outpatient/Home Medical	1.0
Medical — Hospitals	0.9
Recreational Centers	0.9
Investment Management/Advisor Services	0.9
Disposable Medical Products	0.9
Medical — Generic Drugs	0.9
E-Commerce/Products	0.9
Internet Application Software	0.9
Audio/Video Products	0.9
Machinery — Pumps	0.8
Retail — Floor Coverings	0.8
Web Hosting/Design	0.8
Building — Residential/Commercial	0.7
Food — Retail	0.7
Finance — Investment Banker/Broker	0.7
Software Tools	0.7
Commercial Services — Finance	0.7
Casino Services	0.6
Publishing — Newspapers	0.6
Physicians Practice Management	0.6
Computer Data Security	0.6
Retail — Vision Service Center	0.6
Telecom Equipment — Fiber Optics	0.6
Commercial Services	0.6
Finance — Credit Card	0.6
Medical Information Systems	0.5
Schools	0.5
Medical Labs & Testing Services	0.5
Chemicals — Specialty	0.4
Apparel Manufacturers	0.4
Therapeutics	0.4
Racetracks	0.3

Insurance — Property/Casualty	0.2
Airlines	0.2
Auto — Cars/Light Trucks	0.2
Resorts/Theme Parks	0.1

99.3%

*	Calculated as a percentage of net assets

196

VALIC Company I Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.5%
Airlines — 0.2%
Frontier Group Holdings, Inc.†	85,361	$1,819,897

Apparel Manufacturers — 0.4%
Figs, Inc., Class A†	97,120	3,316,648

Applications Software — 4.8%
DigitalOcean Holdings, Inc.†	97,433	4,096,083
Duck Creek Technologies, Inc.†	167,352	6,578,607
Elastic NV†	63,096	7,458,578
JFrog, Ltd.†#	95,625	3,992,344
Medallia, Inc.†	142,615	3,660,927
Outset Medical, Inc.†	84,871	4,096,723
ServiceTitan, Inc.†(1)(2)	191	19,100
Smartsheet, Inc., Class A†	124,515	7,356,346
Toast, Inc.†(1)(2)	11	1,650
Viant Technology, Inc., Class A†	80,866	2,360,479

		39,620,837

Audio/Video Products — 0.9%
Sonos, Inc.†	190,704	7,056,048

Auto/Truck Parts & Equipment - Original — 1.1%
Fox Factory Holding Corp.†	57,606	8,956,581

Banks - Commercial — 1.5%
First Financial Bankshares, Inc.	174,949	8,808,682
Grasshopper Bancorp, Inc.†(1)(2)	5,208	23,697
Pinnacle Financial Partners, Inc.	37,699	3,427,593

		12,259,972

Banks - Regional — 0.0%
Dogwood State Bank (Non - Voting Shares)†(1)(2)	3,056	36,672
Dogwood State Bank (Voting Shares)†(1)(2)	1,501	18,012

		54,684

Building & Construction Products - Misc. — 2.8%
AZEK Co., Inc.†	238,811	10,395,443
Simpson Manufacturing Co., Inc.	75,166	8,442,645
Trex Co., Inc.†#	42,729	4,162,232

		23,000,320

Building - Mobile Home/Manufactured Housing — 1.1%
Winnebago Industries, Inc.	120,256	8,894,134

Building - Residential/Commercial — 0.7%
Tri Pointe Homes, Inc.†#	252,657	6,094,087

Casino Hotels — 1.4%
Boyd Gaming Corp.†	186,390	12,001,652

Casino Services — 0.6%
Caesars Entertainment, Inc.†	49,765	5,347,249

Cellular Telecom — 0.0%
NII Holdings, Inc.†(1)	3,000	6,420

Chemicals - Specialty — 0.4%
Zymergen, Inc.†	108,110	3,500,602

Commercial Services — 0.6%
LiveRamp Holdings, Inc.†	92,998	4,672,220

Commercial Services - Finance — 0.7%
Repay Holdings Corp.†	241,788	5,491,005

Computer Data Security — 0.6%
CyberArk Software, Ltd.†	38,552	4,878,370

Computer Services — 1.1%
Globant SA†	41,643	9,072,760

Security Description	Shares	Value (Note 2)

Computer Software — 2.0%
Bandwidth, Inc., Class A†	63,010	$7,453,453
Checkr, Inc.†(1)(2)	1,956	47,903
Envestnet, Inc.†	123,753	8,906,503

		16,407,859

Consumer Products - Misc. — 1.2%
Helen of Troy, Ltd.†	47,182	9,930,867

Diagnostic Kits — 1.6%
Natera, Inc.†	140,824	13,257,171

Disposable Medical Products — 0.9%
CONMED Corp.	52,837	7,275,127

Distribution/Wholesale — 1.1%
SiteOne Landscape Supply, Inc.†	53,125	9,139,625

Diversified Manufacturing Operations — 2.4%
Carlisle Cos., Inc.	41,760	8,031,283
ITT, Inc.	123,535	11,599,937

		19,631,220

Diversified Operations — 0.0%
Professional Holding Corp., Class A†	4,893	89,542

Drug Delivery Systems — 1.1%
Heron Therapeutics, Inc.†#	235,621	3,126,691
Revance Therapeutics, Inc.†	208,848	6,183,989

		9,310,680

E - Commerce/Products — 0.9%
Leslie’s, Inc.†	99,091	2,889,494
RealReal, Inc.†	242,068	4,228,928

		7,118,422

E - Commerce/Services — 1.3%
A Place For Rover, Inc.†(1)(2)	513	5,002
Bumble, Inc., Class A†	27,299	1,302,708
Eventbrite, Inc., Class A†#	241,371	4,899,831
MediaAlpha, Inc., Class A†	98,415	4,164,923

		10,372,464

Electric Products - Misc. — 1.2%
Littelfuse, Inc.	37,050	9,678,942

Electronic Components - Semiconductors — 1.8%
Cree, Inc.†	87,536	8,754,475
Semtech Corp.†	99,470	6,266,610

		15,021,085

Electronic Measurement Instruments — 1.5%
Itron, Inc.†	127,307	12,138,722

Energy - Alternate Sources — 2.0%
Array Technologies, Inc.†	286,083	4,663,153
Shoals Technologies Group, Inc., Class A†	141,302	3,899,935
SolarEdge Technologies, Inc.†	30,682	7,916,263

		16,479,351

Enterprise Software/Service — 5.1%
Bill.com Holdings, Inc.†	21,210	3,158,593
Blackline, Inc.†	81,188	8,441,117
Cardlytics, Inc.†#	54,566	5,814,007
Everbridge, Inc.†	67,877	7,975,548
Evolent Health, Inc., Class A†	261,789	5,086,560
ManTech International Corp., Class A	87,916	7,649,571
Vertex, Inc., Class A†#	192,237	3,692,873

		41,818,269

197

VALIC Company I Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Credit Card — 0.6%
I3 Verticals, Inc., Class A†	149,102	$4,632,599

Finance - Investment Banker/Broker — 0.7%
Evercore, Inc., Class A	39,329	5,736,528

Food - Retail — 0.7%
Deliveroo Holdings PLC† Lock-Up Shares(2)	126,800	429,771
Grocery Outlet Holding Corp.†	158,333	5,394,405

		5,824,176

Food - Wholesale/Distribution — 1.4%
Performance Food Group Co.†	225,867	11,322,713

Insurance Brokers — 0.0%
Selectquote, Inc.†	7,475	151,892

Insurance - Property/Casualty — 0.2%
Lemonade, Inc.†#	20,308	1,837,265

Internet Application Software — 0.9%
Anaplan, Inc.†	139,247	7,172,613

Investment Management/Advisor Services — 0.9%
Focus Financial Partners, Inc., Class A†	144,525	7,325,972

Lasers - System/Components — 1.2%
II-VI, Inc.†	149,850	10,095,395

Machinery - Electrical — 1.4%
Bloom Energy Corp., Class A†#	203,354	4,915,066
Vertiv Holdings Co.	258,838	6,424,359

		11,339,425

Machinery - General Industrial — 1.3%
Applied Industrial Technologies, Inc.	108,897	10,667,550

Machinery - Pumps — 0.8%
Graco, Inc.	91,565	6,933,302

Medical Information Systems — 0.5%
1Life Healthcare, Inc.†	87,973	3,255,001
Alignment Healthcare Partners† Lock-up shares(2)	11,460	274,679
Signify Health, Inc., Class A†	33,297	842,414

		4,372,094

Medical Instruments — 1.1%
NuVasive, Inc.†	138,961	9,477,140

Medical Labs & Testing Services — 0.5%
Personalis, Inc.†	170,965	3,845,003

Medical Products — 3.4%
iRhythm Technologies, Inc.†	68,058	5,135,657
Nevro Corp.†#	58,296	8,785,207
Shockwave Medical, Inc.†	77,059	13,862,914

		27,783,778

Medical - Biomedical/Gene — 12.7%
ACADIA Pharmaceuticals, Inc.†	100,833	2,252,609
ADC Therapeutics SA†	170,881	3,699,574
Allogene Therapeutics, Inc.†	73,799	1,896,634
Amicus Therapeutics, Inc.†	525,978	4,870,556
Arrowhead Pharmaceuticals, Inc.†	116,837	8,482,366
Atara Biotherapeutics, Inc.†	301,401	4,086,998
Avrobio, Inc.†	220,319	1,980,668
Berkeley Lights, Inc.†	48,795	2,122,583
Biohaven Pharmaceutical Holding Co., Ltd.†	92,656	8,061,072
Blueprint Medicines Corp.†	80,543	7,357,603
Bridgebio Pharma, Inc.†	100,449	5,946,581
Cerevel Therapeutics Holdings, Inc.†	3,298	43,270

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Cogent Biosciences, Inc. CVR†(1)	30,000	$0
Contra Restorbio, Inc. CVR†(1)	4,285	0
FibroGen, Inc.†	117,556	2,498,065
Flame Biosciences, Inc.†(1)(2)	3,800	24,890
Generation Bio Co.†	62,181	2,130,321
Halozyme Therapeutics, Inc.†	272,349	11,277,972
Intercept Pharmaceuticals, Inc.†#	60,680	1,009,108
Kronos Bio, Inc.†#	108,027	2,636,939
Mirati Therapeutics, Inc.†	23,136	3,658,958
Orchard Therapeutics PLC ADR†	215,398	1,126,532
Proteostasis Therapeutics, Inc. CVR†#(1)	60,500	0
REGENXBIO, Inc.†	129,413	4,564,397
Relay Therapeutics, Inc.†	107,140	3,441,337
REVOLUTION Medicines, Inc.†	92,032	2,752,677
Rubius Therapeutics, Inc.†	143,715	3,510,957
Sage Therapeutics, Inc.†	46,733	3,252,617
Sana Biotechnology, Inc.†#	97,899	2,052,942
Seer, Inc.†#	63,261	1,871,260
Seer, Inc., Class A† Lock-Up(2)	2,323	65,279
Twist Bioscience Corp.†	79,062	8,484,143

		105,158,908

Medical - Drugs — 1.1%
Alector, Inc.†#	150,865	2,685,397
Clementia Pharmaceuticals, Inc. CVR†(1)	70,624	0
Coherus Biosciences, Inc.†	286,492	3,770,235
PMV Pharmaceuticals Inc†	81,146	2,791,422

		9,247,054

Medical - Generic Drugs — 0.9%
Arvinas, Inc.†	99,711	7,252,978

Medical - Hospitals — 0.9%
Acadia Healthcare Co., Inc.†	119,772	7,708,526

Medical - Outpatient/Home Medical — 1.0%
Amedisys, Inc.†	32,959	8,515,617

Miscellaneous Manufacturing — 1.3%
John Bean Technologies Corp.	76,934	11,080,804

Oil Companies - Exploration & Production — 0.0%
Venture Global LNG, Inc., Series B†(1)(2)	4	22,261
Venture Global LNG, Inc., Series C†(1)(2)	59	328,352

		350,613

Pharmacy Services — 0.0%
JAND, Inc. (dba Warby Parker), Class A†(1)(2)	4,462	109,456

Physicians Practice Management — 0.6%
Accolade, Inc.†	99,685	5,033,096

Publishing - Newspapers — 0.6%
New York Times Co., Class A	118,419	5,070,702

Racetracks — 0.3%
Penn National Gaming, Inc.†#	35,191	2,884,606

Real Estate Investment Trusts — 1.1%
CubeSmart	102,696	4,497,058
Terreno Realty Corp.	76,041	4,837,728

		9,334,786

Recreational Centers — 0.9%
Planet Fitness, Inc., Class A†	96,437	7,596,342

Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp.†	18,000	817,740

Retail - Apparel/Shoe — 0.0%
Allbirds, Inc.†(1)(2)	5,670	65,559

198

VALIC Company I Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Automobile — 2.1%
Lithia Motors, Inc., Class A	31,532	$11,098,949
Rush Enterprises, Inc., Class A	136,198	6,510,264

		17,609,213

Retail - Consumer Electronics — 0.0%
Zagg, Inc.†(1)	20,000	6,000

Retail - Floor Coverings — 0.8%
Floor & Decor Holdings, Inc., Class A†	69,100	6,793,221

Retail - Pet Food & Supplies — 2.3%
Freshpet, Inc.†	81,996	14,498,533
Petco Health & Wellness Co., Inc.†#	214,304	4,853,985

		19,352,518

Retail - Restaurants — 1.4%
Texas Roadhouse, Inc.	116,609	11,743,692

Retail - Vision Service Center — 0.6%
National Vision Holdings, Inc.†	98,191	4,877,147

Schools — 0.5%
Bright Horizons Family Solutions, Inc.†	28,429	3,929,741

Semiconductor Equipment — 2.8%
Entegris, Inc.	95,262	10,902,736
MKS Instruments, Inc.	65,221	12,276,549

		23,179,285

Software Tools — 0.7%
Digital Turbine, Inc.†	83,061	5,496,146

Steel Pipe & Tube — 1.6%
Advanced Drainage Systems, Inc.	119,634	13,568,888

Telecom Equipment - Fiber Optics — 0.6%
Ciena Corp.†	88,545	4,681,374

Therapeutics — 0.4%
G1 Therapeutics, Inc.†#	141,427	3,071,794

Tools - Hand Held — 1.1%
MSA Safety, Inc.	54,404	9,143,136

Transport - Truck — 1.7%
Saia, Inc.†	62,459	14,375,563

Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. CVR†(1)	3,000	0

Web Hosting/Design — 0.8%
Q2 Holdings, Inc.†	66,033	6,268,513

Total Common Stocks
(cost $710,793,190)		806,553,295

CONVERTIBLE PREFERRED SECURITIES — 0.6%
Applications Software — 0.2%
Convoy, Inc., Series C(1)(2)	12,094	140,895
Convoy, Inc., Series D(1)(2)	7,659	89,227
Haul Hub, Inc. Series B(1)(2)	2,168	31,610
ServiceTitan, Inc., Series A1(1)(2)	4	429
ServiceTitan, Inc., Series D(1)(2)	1,942	208,422
Toast, Inc. Series F(1)(2)	594	89,100
Toast, Inc. Series D(1)(2)	7,194	1,079,100

Security Description	Shares	Value (Note 2)

Applications Software (continued)
Toast, Inc., Series B(1)(2)	98	$14,700

		1,653,483

Auto Components — 0.0%
Sila Nanotechnologies, Inc. Series F(1)(2)	2,608	107,640

Auto - Cars/Light Trucks — 0.2%
Rivian Automotive, Inc. Series F(1)(2)	8,328	306,887
Rivian Automotive, Inc. Series E(1)(2)	12,772	470,648
Rivian Automotive, Inc., Series D(1)(2)	12,194	449,349

		1,226,884

Computer Software — 0.0%
Checkr, Inc., Series C(1)(2)	2,998	73,421
Checkr, Inc., Series D(1)(2)	4,084	100,017

		173,438

E - Commerce/Products — 0.0%
1stdibs.com, Inc., Series D(1)(2)	11,111	92,332

E - Commerce/Services — 0.1%
Farmer’s Business Network, Inc., Series C(1)(2)	8,287	273,140
JAND, Inc. (dba Warby Parker) Series E†(1)(2)	5,505	135,041
JAND, Inc. (dba Warby Parker) Series F†(1)(2)	5,440	133,446

		541,627

Enterprise Software/Service — 0.0%
Plex Systems Holdings, Inc., Series B(1)(2)	50,422	182,023
Seismic Software, Inc. Series F(1)(2)	875	7,692

		189,715

Footwear & Related Apparel — 0.0%
Allbirds, Inc., Series A†(1)(2)	1,850	21,390
Allbirds, Inc., Series B†(1)(2)	325	3,758
Allbirds, Inc., Series C†(1)(2)	3,110	35,959
Allbirds, Inc., Series SEED†(1)(2)	995	11,505

		72,612

Health Care Providers & Services — 0.0%
Bright Health, Inc. Series E(1)(2)	6,719	137,187

Industrial Automated/Robotic — 0.0%
Nuro, Inc. Series C(1)(2)	6,234	81,382

Internet Content - Information/News — 0.0%
A Place For Rover, Inc. Series G(1)(2)	7,335	71,518

Medical Products — 0.0%
Kardium, Inc. Series D-6(1)(2)	58,843	59,775

Medical - Biomedical/Gene — 0.0%
Caris Life Sciences, Inc. Series C(1)(2)	17,921	145,160

199

VALIC Company I Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

CONVERTIBLE PREFERRED SECURITIES (continued)
Medical - Biomedical/Gene (continued)
National Resilience, Inc. Series B(1)(2)	5,496	$75,076

		220,236

Metal Processors & Fabrication — 0.0%
Xometry, Inc. Series C(1)(2)	343	3,305
Xometry, Inc. Series A2(1)(2)	962	9,271
Xometry, Inc. Series B(1)(2)	330	3,180
Xometry, Inc. Series E(1)(2)	1,927	26,250
Xometry, Inc. Series D(1)(2)	267	2,573
Xometry, Inc. Series Seed 1(1)(2)	1,820	14,560
Xometry, Inc. Series Seed 2(1)(2)	801	6,408

		65,547

Retail - Restaurants — 0.1%
Cava Group, Inc. Series E(1)(2)	6,606	248,584

Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D(1)(2)	43,123	103,844

Seismic Data Collection — 0.0%
Seismic Software, Inc., Series E(1)(2)	11,680	102,671

Storage/Warehousing — 0.0%
Flexe, Inc. Series C(1)(2)	4,643	56,492

Total Convertible Preferred Securities
(cost $2,834,198)		5,204,967

WARRANTS — 0.0%
Banks - Commercial — 0.0%
Grasshopper Bancorp, Inc.(1)(2) Expires 10/12/2028	1,009	0

Banks - Regional — 0.0%
Dogwood State Bank(1)(2) Expires 05/01/2024	456	1,810

Total Warrants (cost $0)		1,810

Total Long - Term Investment Securities
(cost $713,627,388)		811,760,072

SHORT - TERM INVESTMENT SECURITIES — 1.2%
Registered Investment Companies — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(3)(4) (cost $9,781,439)	9,781,439	9,781,439

TOTAL INVESTMENTS
(cost $723,408,827)(5)	99.3%	821,541,511
Other assets less liabilities	0.7	5,673,195

NET ASSETS	100.0%	$827,214,706

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2021, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

A Place for Rover, Inc.	05/25/2018	513	$3,476	$5,002	$9.75	0.00%
Alignment Healthcare Partners, Class A	02/28/2020	11,460	92,489	274,679	23.97	0.03
Allbirds, Inc.	10/10/2018	4,690	51,436
	12/21/2018	980	10,748

		5,670	62,184	65,559	11.56	0.01

Checkr, Inc.	06/29/2018	700	8,603
	12/02/2019	1,256	36,085

		1,956	44,688	47,903	24.49	0.01

Deliveroo Holdings PLC	09/12/2017	123,600	218,507
	05/16/2019	3,200	6,686

		126,800	225,193	429,771	3.39	0.05

Dogwood State Bank (Non-voting Shares)	05/06/2019	3,056	30,560	36,672	12.00	0.00
Dogwood State Bank (Voting Shares)	05/06/2019	1,501	15,010	18,012	12.00	0.00
Flame Biosciences, Inc.	09/28/2020	3,800	24,890	24,890	6.55	0.00
Grasshopper Bancorp, Inc.	10/12/2018	1,009	10,090
	05/02/2019	4,199	41,990

		5,208	52,080	23,697	4.55	0.00

JAND, Inc. (dba Warby Parker), Class A	03/09/2018	4,462	70,129	109,456	24.53	0.01
Seer, Inc., Class A	12/08/2020	2,323	44,137	65,279	28.10	0.01
ServiceTitan, Inc.	11/09/2018	191	5,022	19,100	100.00	0.00
Toast, Inc.	09/14/2018	11	190	1,650	150.00	0.00
Venture Global LNG, Inc., Series B	03/08/2018	4	12,080	22,261	5,565	0.00
Venture Global LNG, Inc., Series C	05/25/2017	28	99,904
	10/16/2017	27	101,817
	03/08/2018	4	12,080

		59	213,801	328,352	5,565	0.04

Convertible Preferred Securities

1stdibs.com, Inc., Series D	02/07/2019	11,111	55,677	92,332	8.31	0.01

200

VALIC Company I Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
A Place For Rover, Inc., Series G	05/11/2018	7,335	$55,221	$71,518	$9.75	0.01%
Allbirds, Inc., Series A	10/10/2018	1,850	20,289	21,390	11.56	0.00
Allbirds, Inc., Series B	10/10/2018	325	3,565	3,758	11.56	0.00
Allbirds, Inc., Series C	10/09/2018	3,110	34,108	35,959	11.56	0.00
Allbirds, Inc., Series SEED	10/10/2018	995	10,912	11,505	11.56	0.00
Bright Health, Inc., Series E	09/16/2020	6,719	137,187	137,187	20.42	0.02
Caris Life Sciences, Series C	08/14/2020	17,921	49,462	145,160	8.10	0.02
Cava Group, Inc., Series E	06/23/2020	6,606	149,692	248,584	37.63	0.03
Checkr, Inc., Series C	04/10/2018	2,998	40,926	73,421	24.49	0.01
Checkr, Inc., Series D	09/06/2019	4,084	123,527	100,017	24.49	0.03
Convoy, Inc., Series C	09/14/2018	12,094	85,875	140,895	11.65	0.02
Convoy, Inc., Series D	10/30/2019	7,659	103,703	89,227	11.65	0.01
Farmer’s Business Network, Inc., Series D	11/03/2017	8,287	153,012	273,140	32.96	0.05
Flexe, Inc., Series C	11/18/2020	4,643	56,492	56,492	12.17	0.05
Haul Hub, Inc., Series B	02/14/2020	2,168	31,609	31,610	14.58	0.00
Honor Tech, Inc., Series D	10/16/2020	43,123	103,844	103,844	2.41	0.01
JAND, Inc. (dba Warby Parker), Series E	03/09/2018	5,505	86,522	135,041	24.53	0.02
JAND, Inc. (dba Warby Parker), Series F	04/03/2020	5,440	106,042	133,446	24.53	0.02
Kardium, Inc., Series D-6	01/08/2021	58,843	59,775	59,775	1.02	0.01
National Resilience, Inc., Series B	10/23/2020	5,946	75,075	75,076	13.66	0.01
Nuro, Inc., Series C	10/30/2020	6,234	81,382	81,382	13.05	0.01
Plex Systems, Inc., Series B	06/09/2014	50,422	115,683	182,023	3.61	0.02
Rivian Automative, Inc. Series D	12/23/2019	12,194	131,012	449,349	36.85	0.05
Rivian Automative, Inc. Series E	07/13/2020	12,772	197,838	470,648	36.85	0.06
Rivian Automative, Inc. Series F	01/19/2021	8,328	306,887	306,887	36.85	0.04
Seismic Software Holdings, Inc., Series E	12/13/2018	11,680	73,632	102,671	8.79	0.01
Seismic Software Holdings, Inc., Series F	09/25/2020	875	7,692	7,692	8.79	0.00
ServiceTitan, Inc., Series A1	11/09/2018	4	105	429	107.32	0.00
ServiceTitan, Inc., Series D	11/09/2018	1,942	51,065	208,422	107.32	0.03
Sila Nanotechnologies, Inc., Series F	01/07/2021	2,608	107,639	107,640	41.27	0.01
Toast, Inc., Series B	09/14/2018	98	1,696	14,700	150.00	0.00
Toast, Inc., Series D	06/27/2018	7,194	124,507	1,079,100	150.00	0.13
Toast, Inc., Series F	02/14/2020	594	26,997	89,100	150.00	0.01
Xometry, Inc., Series A2	07/20/2020	962	9,212	9,271	9.64	0.00
Xometry, Inc., Series B	07/20/2020	330	3,160	3,180	9.64	0.00
Xometry, Inc., Series C	07/20/2020	343	3,340	3,305	9.64	0.00
Xometry, Inc., Series D	07/20/2020	267	2,617	2,573	9.64	0.00
Xometry, Inc., Series E	07/20/2020	1,927	26,250	26,250	13.62	0.00
Xometry, Inc., Series SEED1	09/04/2020	1,820	14,560	14,560	8.00	0.00
Xometry, Inc., Series SEED2	09/04/2020	801	6,408	6,408	8.00	0.00
Warrants

Dogwood State Bank Expires 05/01/2024	05/06/2019	456	0	1,810	3.97	—
Grasshopper Bancorp, Inc. Expires 10/12/2028	10/12/2018	1,009	0	—	—	—

				$6,679,060		0.86%

(3)

At May 31, 2021, the Fund had loaned securities with a total value of $25,799,446. This was secured by collateral of $9,781,439, which was received in cash and subsequently invested in short-term investments currently valued at $9,781,439 as reported in the Portfolio of Investments. Additional collateral of $16,669,094 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 10/25/2050	$ 1,560,389
Federal National Mtg. Assoc.	1.24% to 3.50%	07/25/2030 to 09/01/2050	6,063,407
Government National Mtg. Assoc.	1.00% to 2.70%	12/20/2050 to 05/16/2053	1,158,029
United States Cash Management Bills	zero coupon	09/21/2021	16,791
United States Treasury Bills	0.00%	06/10/2021 to 07/29/2021	105,881
United States Treasury Notes/Bonds	0.13% to 8.13%	06/30/2021 to 02/15/2051	7,764,597

(4)	The rate shown is the 7-day yield as of May 31, 2021.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

201

VALIC Company I Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Applications Software	$39,600,087	$—	$20,750	$39,620,837
Banks-Commercial	12,236,275	—	23,697	12,259,972
Banks-Regional	—	—	54,684	54,684
Cellular Telecom	—	—	6,420	6,420
Computer Software	16,359,957	—	47,902	16,407,859
E-Commerce\Services	10,367,462	—	5,002	10,372,464
Food-Retail	5,394,405	429,771	—	5,824,176
Medical-Biomedical/Gene	105,068,739	65,279	24,890	105,158,908
Medical-Drugs	9,247,054	—	0	9,247,054
Medical Information Systems	4,097,415	274,679	—	4,372,094
Oil Companies-Exploration & Production	—	—	350,613	350,613
Pharmacy Services	—	—	109,456	109,456
Retail-Apparel/Shoe	—	—	65,559	65,559
Retail-Consumer Electronics	—	—	6,000	6,000
Veterinary Diagnostics	—	—	0	0
Other Industries	602,697,199	—	—	602,697,199
Convertible Preferred Securities	—	—	5,204,967	5,204,967
Warrants	—	—	1,810	1,810
Short-Term Investment Securities	9,781,439	—	—	9,781,439

Total Investments at Value	$814,850,032	$769,729	$5,921,750	$821,541,511

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

202

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Banks — Commercial	8.0%
Medical — Biomedical/Gene	7.4
Real Estate Investment Trusts	6.0
Repurchase Agreements	5.6
Registered Investment Companies	3.8
Medical Products	2.1
Enterprise Software/Service	1.9
Medical — Drugs	1.6
Retail — Restaurants	1.5
Electronic Components — Semiconductors	1.4
Oil Companies — Exploration & Production	1.2
Energy — Alternate Sources	1.1
Distribution/Wholesale	1.1
Auto/Truck Parts & Equipment — Original	1.1
Building & Construction Products — Misc.	1.1
Electric — Integrated	1.1
Computer Software	1.0
Savings & Loans/Thrifts	1.0
Building — Residential/Commercial	1.0
Chemicals — Specialty	1.0
Insurance — Property/Casualty	1.0
Investment Management/Advisor Services	1.0
Casino Services	0.9
Building & Construction — Misc.	0.8
Human Resources	0.8
Semiconductor Equipment	0.8
Machinery — General Industrial	0.8
Steel — Producers	0.8
Electronic Components — Misc.	0.8
Metal Processors & Fabrication	0.7
Gas — Distribution	0.7
Retail — Automobile	0.7
Computer Services	0.7
Racetracks	0.7
Retail — Apparel/Shoe	0.6
Computer Data Security	0.6
Building — Heavy Construction	0.6
Apparel Manufacturers	0.6
E-Commerce/Services	0.6
Retail — Misc./Diversified	0.6
Rental Auto/Equipment	0.6
Medical Labs & Testing Services	0.6
Oil — Field Services	0.5
Finance — Investment Banker/Broker	0.5
Applications Software	0.5
Real Estate Management/Services	0.5
Medical Information Systems	0.5
Food — Misc./Diversified	0.5
Medical — Hospitals	0.5
Machinery — Pumps	0.5
Engineering/R&D Services	0.5
Aerospace/Defense — Equipment	0.5
Metal — Aluminum	0.5
Transport — Truck	0.5
Footwear & Related Apparel	0.4
Commercial Services	0.4
Retail — Home Furnishings	0.4
Chemicals — Diversified	0.4
Finance — Consumer Loans	0.4
U.S. Government Treasuries	0.4
Theaters	0.4
Commercial Services — Finance	0.4
Consumer Products — Misc.	0.4
Food — Wholesale/Distribution	0.4
Transport — Services	0.4
Medical Instruments	0.4
Pastoral & Agricultural	0.4
Medical — Outpatient/Home Medical	0.4
Electronic Measurement Instruments	0.4

Building — Mobile Home/Manufactured Housing	0.4
Athletic Equipment	0.4
Water	0.3
Airlines	0.3
Diversified Manufacturing Operations	0.3
E-Commerce/Products	0.3
Insurance — Life/Health	0.3
Diagnostic Kits	0.3
Resorts/Theme Parks	0.3
Building Products — Doors & Windows	0.3
Medical — Wholesale Drug Distribution	0.3
Retail — Discount	0.3
Consulting Services	0.3
Home Furnishings	0.3
Electric — Generation	0.3
Gambling (Non-Hotel)	0.3
Beverages — Non-alcoholic	0.3
Insurance — Reinsurance	0.3
Networking Products	0.3
Miscellaneous Manufacturing	0.3
Telecommunication Equipment	0.3
Steel Pipe & Tube	0.3
Schools	0.3
Disposable Medical Products	0.3
Retail — Pet Food & Supplies	0.3
Health Care Cost Containment	0.3
Transport — Marine	0.3
Rubber — Tires	0.3
Environmental Consulting & Engineering	0.2
Retail — Building Products	0.2
Semiconductor Components — Integrated Circuits	0.2
Building Products — Wood	0.2
Precious Metals	0.2
Lasers — System/Components	0.2
Financial Guarantee Insurance	0.2
Insurance Brokers	0.2
Wireless Equipment	0.2
Real Estate Operations & Development	0.2
Paper & Related Products	0.2
Machinery — Electrical	0.2
Diagnostic Equipment	0.2
Optical Supplies	0.2
Machinery — Construction & Mining	0.2
Retail — Regional Department Stores	0.2
Finance — Mortgage Loan/Banker	0.2
Retail — Petroleum Products	0.2
Computers — Integrated Systems	0.2
Data Processing/Management	0.2
Telecom Services	0.2
Satellite Telecom	0.2
Electric Products — Misc.	0.2
Office Furnishings — Original	0.2
Aerospace/Defense	0.2
Audio/Video Products	0.2
Internet Content — Information/News	0.2
Casino Hotels	0.2
Software Tools	0.2
Protection/Safety	0.2
Building Products — Air & Heating	0.2
Golf	0.2
Medical — Nursing Homes	0.2
Cosmetics & Toiletries	0.2
Non-Hazardous Waste Disposal	0.2
Television	0.2
Transport — Equipment & Leasing	0.2
Communications Software	0.2
Rubber/Plastic Products	0.2
Computers — Other	0.2
Containers — Metal/Glass	0.2

203

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited) — (continued)

Industry Allocation* (continued)

Hotels/Motels	0.2%
Web Hosting/Design	0.2
Retail — Sporting Goods	0.2
Wire & Cable Products	0.2
Medical — Generic Drugs	0.2
Oil & Gas Drilling	0.1
E-Marketing/Info	0.1
Oil Refining & Marketing	0.1
Printing — Commercial	0.1
Publishing — Newspapers	0.1
Medical — HMO	0.1
Recreational Vehicles	0.1
Banks — Super Regional	0.1
Building — Maintenance & Services	0.1
Patient Monitoring Equipment	0.1
Auto — Heavy Duty Trucks	0.1
Batteries/Battery Systems	0.1
Retail — Vision Service Center	0.1
Drug Delivery Systems	0.1
Machine Tools & Related Products	0.1
Finance — Commercial	0.1
Machinery — Farming	0.1
Tobacco	0.1
Internet Connectivity Services	0.1
Therapeutics	0.1
Cable/Satellite TV	0.1
Auto/Truck Parts & Equipment — Replacement	0.1
Agricultural Operations	0.1
Security Services	0.1
Retail — Jewelry	0.1
Finance — Leasing Companies	0.1
Electronic Security Devices	0.1
Containers — Paper/Plastic	0.1
Retail — Bedding	0.1
Coal	0.1
Transport — Air Freight	0.1
Telephone — Integrated	0.1
Linen Supply & Related Items	0.1
Diversified Minerals	0.1
Internet Security	0.1
Poultry	0.1
Retail — Pawn Shops	0.1
Steel — Specialty	0.1
Independent Power Producers	0.1
Firearms & Ammunition	0.1
Computer Aided Design	0.1
Metal Products — Distribution	0.1
Banks — Mortgage	0.1
Appliances	0.1
Gold Mining	0.1
Dental Supplies & Equipment	0.1
Publishing — Books	0.1
Identification Systems	0.1
Advanced Materials	0.1
Filtration/Separation Products	0.1
Insurance — Multi — line	0.1
Quarrying	0.1
E-Services/Consulting	0.1
Retail — Office Supplies	0.1
Gas — Transportation	0.1
Food — Catering	0.1
Industrial Audio & Video Products	0.1
Auto Repair Centers	0.1
Oil Field Machinery & Equipment	0.1
Radio	0.1
Food — Baking	0.1
Hazardous Waste Disposal	0.1
Finance — Other Services	0.1
Retail — Gardening Products	0.1

Retail — Drug Store	0.1
Food — Retail	0.1
Recycling	0.1
Electronic Connectors	0.1
X-Ray Equipment	0.1
Physicians Practice Management	0.1
Medical Imaging Systems	0.1
Pharmacy Services	0.1
Vitamins & Nutrition Products	0.1
Industrial Automated/Robotic	0.1
Circuit Boards	0.1
Physical Therapy/Rehabilitation Centers	0.1
Non-Ferrous Metals	0.1
Multimedia	0.1
Office Automation & Equipment	0.1
Housewares	0.1

103.8%

*	Calculated as a percentage of net assets

204

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.0%
Advanced Materials — 0.1%
Haynes International, Inc.	5,926	$206,225
Lydall, Inc.†	8,119	295,369
Materion Corp.	9,636	759,799

		1,261,393

Advertising Sales — 0.0%
Boston Omaha Corp., Class A†	6,238	191,257

Advertising Services — 0.0%
Fluent, Inc.†	19,851	57,369
National CineMedia, Inc.	29,551	143,027

		200,396

Aerospace/Defense — 0.2%
AeroVironment, Inc.†	10,279	1,126,887
Kratos Defense & Security Solutions, Inc.†	57,628	1,441,276
National Presto Industries, Inc.	2,421	245,538

		2,813,701

Aerospace/Defense - Equipment — 0.5%
AAR Corp.†	15,906	664,076
Aerojet Rocketdyne Holdings, Inc.	34,283	1,661,011
Astronics Corp.†	11,265	191,054
Barnes Group, Inc.	22,304	1,191,480
Ducommun, Inc.†	5,111	274,819
Kaman Corp.	13,104	705,257
Moog, Inc., Class A	13,816	1,246,203
Park Aerospace Corp.	9,340	144,023
Triumph Group, Inc.†	24,450	469,929

		6,547,852

Agricultural Biotech — 0.0%
Agrify Corp.†	2,976	27,885

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	4,568	130,736
Marrone Bio Innovations, Inc.†	32,920	46,088

		176,824

Agricultural Operations — 0.1%
Alico, Inc.	2,476	79,232
Andersons, Inc.	14,797	459,891
Cadiz, Inc.†#	9,669	133,045
Fresh Del Monte Produce, Inc.	14,764	494,151
Limoneira Co.	7,205	135,382
Mission Produce, Inc.†	3,510	71,288
Tejon Ranch Co.†	9,937	148,658
Vital Farms, Inc.†	11,356	241,769

		1,763,416

Airlines — 0.3%
Allegiant Travel Co.†	6,208	1,374,824
Hawaiian Holdings, Inc.†	22,765	587,337
Mesa Air Group, Inc.†	16,221	157,668
SkyWest, Inc.†	23,405	1,147,547
Spirit Airlines, Inc.†	46,605	1,664,264

		4,931,640

Apparel Manufacturers — 0.6%
Deckers Outdoor Corp.†	13,287	4,456,991
Fossil Group, Inc.†	22,265	314,382
Kontoor Brands, Inc.#	24,459	1,565,865
Lakeland Industries, Inc.†	3,633	91,624
Oxford Industries, Inc.	7,784	745,318
Superior Group of Cos., Inc.	5,101	130,229
Urban Outfitters, Inc.†	32,752	1,282,568

		8,586,977

Security Description	Shares	Value (Note 2)

Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	3,243	$81,723
iRobot Corp.†	13,097	1,279,577

		1,361,300

Applications Software — 0.5%
Agilysys, Inc.†	9,051	459,700
Appfolio, Inc., Class A†#	7,744	1,044,588
BM Technologies, Inc.†	2,110	27,114
Brightcove, Inc.†	18,733	271,628
Cerence, Inc.†	18,050	1,717,096
Digi International, Inc.†	13,928	264,075
Ebix, Inc.	12,718	348,473
GTY Technology Holdings, Inc.†#	21,810	130,860
IBEX Holdings, Ltd.†	2,824	61,394
Immersion Corp.†	8,132	69,529
Model N, Inc.†	16,547	590,231
ON24, Inc.†	4,102	132,002
Outset Medical, Inc.†	4,728	228,221
Park City Group, Inc.†#	5,857	35,083
PDF Solutions, Inc.†	13,722	239,312
Phreesia, Inc.†	15,970	790,515
Smith Micro Software, Inc.†	16,254	87,609
Sprout Social, Inc., Class A†	13,228	918,288
Viant Technology, Inc., Class A†	5,098	148,811

		7,564,529

Athletic Equipment — 0.4%
Clarus Corp.	11,493	272,269
Nautilus, Inc.†#	14,273	257,057
Vista Outdoor, Inc.†	27,691	1,207,051
YETI Holdings, Inc.†	37,976	3,326,697

		5,063,074

Audio/Video Products — 0.2%
Daktronics, Inc.†	17,352	117,300
Sonos, Inc.†	57,106	2,112,922
Universal Electronics, Inc.†	6,325	316,629
VOXX International Corp.†	9,413	141,572

		2,688,423

Auto Repair Centers — 0.1%
Monro, Inc.	15,657	976,057

Auto-Heavy Duty Trucks — 0.1%
Blue Bird Corp.†	7,379	193,035
Navistar International Corp.†	23,695	1,048,030
REV Group, Inc.†	13,038	244,071
Workhorse Group, Inc.†#	44,749	419,298

		1,904,434

Auto - Truck Trailers — 0.0%
Wabash National Corp.	25,107	400,457

Auto/Truck Parts & Equipment - Original — 1.1%
Adient PLC†	44,829	2,244,140
American Axle & Manufacturing Holdings, Inc.†	53,358	597,610
Cooper-Standard Holdings, Inc.†	7,947	236,503
Dana, Inc.	68,688	1,863,505
Dorman Products, Inc.†	12,643	1,294,390
Fox Factory Holding Corp.†	19,637	3,053,161
Gentherm, Inc.†	15,548	1,127,696
Meritor, Inc.†	32,930	856,180
Methode Electronics, Inc.	17,424	842,973
Miller Industries, Inc.	5,268	220,466
Modine Manufacturing Co.†	23,797	418,589
Shyft Group, Inc.	16,370	638,103
Tenneco, Inc., Class A†	24,224	379,832

205

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Auto/Truck Parts & Equipment - Original (continued)
Visteon Corp.†	13,158	$1,611,329

		15,384,477

Auto/Truck Parts & Equipment - Replacement — 0.1%
Douglas Dynamics, Inc.	10,702	469,283
Motorcar Parts of America, Inc.†	8,915	208,343
Standard Motor Products, Inc.	10,010	450,650
XPEL, Inc.†#	7,919	649,358

		1,777,634

B2B/E - Commerce — 0.0%
ePlus, Inc.†	6,308	596,548

Banks - Commercial — 8.0%
1st Constitution Bancorp	4,293	90,582
1st Source Corp.	7,786	385,173
ACNB Corp.	4,015	115,632
Alerus Financial Corp.	7,021	231,342
Allegiance Bancshares, Inc.	8,981	364,269
Altabancorp	7,542	346,932
Amalgamated Financial Corp.	6,277	102,127
American National Bankshares, Inc.	5,056	175,342
Ameris Bancorp	31,486	1,729,841
Ames National Corp.	4,170	105,501
Arrow Financial Corp.	6,290	233,359
Atlantic Capital Bancshares, Inc.†	9,600	269,952
Atlantic Union Bankshares Corp.	36,997	1,517,617
Auburn National BanCorp, Inc.#	1,111	42,440
BancFirst Corp.	8,908	614,385
Bancorp, Inc.†	24,471	593,177
BancorpSouth Bank	47,013	1,437,658
Bank First Corp.	2,980	212,236
Bank of Commerce Holdings	7,550	111,363
Bank of Marin Bancorp	6,279	211,665
Bank of N.T. Butterfield & Son, Ltd.	23,788	907,274
Bank of Princeton	2,701	79,490
Bank7 Corp.	1,315	23,972
BankUnited, Inc.	43,574	2,082,401
Bankwell Financial Group, Inc.	3,147	89,878
Banner Corp.	16,498	965,628
Bar Harbor Bankshares	7,016	213,567
BayCom Corp.†	5,116	94,748
BCB Bancorp, Inc.	6,823	99,684
Bogota Financial Corp.†	2,746	27,597
Bridgewater Bancshares, Inc.†	10,265	178,200
Bryn Mawr Bank Corp.	9,353	447,073
Business First Bancshares, Inc.	9,156	223,406
Byline Bancorp, Inc.	11,521	265,905
C&F Financial Corp.	1,648	81,543
Cadence BanCorp	58,536	1,310,036
California Bancorp, Inc.†#	3,593	67,944
Cambridge Bancorp	3,022	259,137
Camden National Corp.	7,007	333,673
Capital BanCorp, Inc.†	3,772	82,946
Capital City Bank Group, Inc.	6,365	170,582
Capstar Financial Holdings, Inc.	7,583	165,992
Carter Bankshares, Inc.†	10,759	167,518
Cathay General Bancorp	36,050	1,502,564
CB Financial Services, Inc.#	2,344	50,982
CBTX, Inc.	8,272	244,851
Central Pacific Financial Corp.	13,028	361,006
Central Valley Community Bancorp	5,018	106,733
Century Bancorp, Inc., Class A	1,327	151,411
Chemung Financial Corp.#	1,648	76,797
ChoiceOne Financial Services, Inc.#	3,477	89,533
CIT Group, Inc.	46,835	2,481,318

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Citizens & Northern Corp.	6,336	$156,436
Citizens Holding Co.#	2,222	41,996
City Holding Co.	7,316	586,890
Civista Bancshares, Inc.	7,422	176,198
CNB Financial Corp.	7,026	170,802
Coastal Financial Corp.†	4,315	134,197
Codorus Valley Bancorp, Inc.	4,443	84,239
Colony Bankcorp, Inc.	3,665	67,289
Columbia Banking System, Inc.	34,085	1,471,109
Community Bank System, Inc.	25,109	2,036,842
Community Financial Corp.	2,470	87,611
Community Trust Bancorp, Inc.	7,368	325,518
ConnectOne Bancorp, Inc.	17,596	487,233
County Bancorp, Inc.#	2,283	56,847
CrossFirst Bankshares, Inc.†	22,753	334,697
Customers Bancorp, Inc.†	13,616	515,366
CVB Financial Corp.	61,361	1,360,987
Dime Community Bancshares, Inc.	16,738	580,976
Eagle Bancorp, Inc.	14,989	856,471
Eastern Bankshares, Inc.	78,761	1,764,246
Enterprise Bancorp, Inc.	4,264	146,937
Enterprise Financial Services Corp.	11,417	564,114
Equity Bancshares, Inc., Class A†	6,733	221,246
Esquire Financial Holdings, Inc.†	3,250	80,048
Evans Bancorp, Inc.	2,261	85,511
Farmers & Merchants Bancorp, Inc.#	4,803	105,666
Farmers National Banc Corp.	12,318	214,333
FB Financial Corp.	14,998	627,666
Fidelity D&D Bancorp, Inc.#	1,870	104,215
Financial Institutions, Inc.	7,520	241,618
First Bancorp	13,427	595,756
First Bancorp, Inc.	4,802	151,263
First BanCorp/Puerto Rico	102,184	1,306,933
First Bancshares, Inc.	9,685	378,199
First Bank	7,599	104,334
First Busey Corp.	23,921	640,844
First Business Financial Services, Inc.	3,866	105,967
First Choice Bancorp	4,920	158,080
First Commonwealth Financial Corp.	45,366	687,295
First Community Bankshares, Inc.	8,226	256,322
First Community Corp.	3,399	68,320
First Financial Bancorp	46,030	1,172,384
First Financial Bankshares, Inc.	61,279	3,085,398
First Financial Corp.	6,312	286,439
First Foundation, Inc.	18,719	469,847
First Guaranty Bancshares, Inc.#	1,732	34,138
First Internet Bancorp	4,487	152,199
First Interstate BancSystem, Inc., Class A	19,232	905,250
First Merchants Corp.	25,618	1,187,138
First Mid Bancshares, Inc.	6,925	304,008
First Midwest Bancorp, Inc.	54,121	1,132,753
First Northwest Bancorp	4,121	73,395
First of Long Island Corp.	10,812	243,270
First United Corp.	3,254	59,158
Flagstar Bancorp, Inc.	22,839	1,046,026
FNCB Bancorp, Inc.#	8,117	59,822
Franklin Financial Services Corp.#	1,981	60,559
Fulton Financial Corp.	75,365	1,306,075
FVCBankcorp, Inc.†#	5,605	99,489
German American Bancorp, Inc.	11,691	488,684
Glacier Bancorp, Inc.	45,476	2,648,977
Great Southern Bancorp, Inc.	5,139	290,302
Great Western Bancorp, Inc.	26,259	878,626
Guaranty Bancshares, Inc.	3,646	139,788
Hancock Whitney Corp.	40,943	2,027,088
Hanmi Financial Corp.	14,506	304,336

206

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
HarborOne Bancorp, Inc.	24,606	$365,399
Hawthorn Bancshares, Inc.	2,775	67,016
HBT Financial, Inc.	4,645	84,493
Heartland Financial USA, Inc.	16,490	820,377
Heritage Commerce Corp.	27,604	327,383
Heritage Financial Corp.	17,098	496,013
Hilltop Holdings, Inc.	31,168	1,157,891
Home BancShares, Inc.	72,621	1,986,911
HomeStreet, Inc.	10,132	456,143
Hope Bancorp, Inc.	55,727	852,623
Horizon Bancorp, Inc.	20,299	375,532
Howard Bancorp, Inc.†	6,249	105,358
Independent Bank Corp.	10,026	233,606
Independent Bank Corp.	15,608	1,273,769
International Bancshares Corp.	25,335	1,175,544
Investar Holding Corp.	4,691	105,923
Kearny Financial Corp.	35,674	467,686
Lakeland Bancorp, Inc.	23,138	439,853
Lakeland Financial Corp.	11,521	710,961
Landmark Bancorp, Inc.	1,879	48,647
LCNB Corp.	5,774	101,853
Level One Bancorp, Inc.#	2,400	66,504
Limestone Bancorp, Inc.†#	2,484	39,520
Live Oak Bancshares, Inc.	13,451	814,862
Luther Burbank Corp.	8,704	105,667
Macatawa Bank Corp.	12,448	119,501
Mackinac Financial Corp.	4,243	91,988
MainStreet Bancshares, Inc.†	2,962	63,416
Mercantile Bank Corp.	7,502	242,315
Merchants Bancorp	4,143	177,942
Meridian Corp.	2,550	69,029
Meta Financial Group, Inc.	14,740	781,367
Metrocity Bankshares, Inc.	8,218	141,432
Metropolitan Bank Holding Corp.†	3,324	212,104
Mid Penn Bancorp, Inc.	3,295	92,919
Middlefield Banc Corp.	2,838	68,112
Midland States Bancorp, Inc.	10,023	279,241
MidWestOne Financial Group, Inc.	6,969	219,802
MVB Financial Corp.	4,407	188,928
National Bankshares, Inc.#	3,035	106,529
NBT Bancorp, Inc.	20,187	787,091
Nicolet Bankshares, Inc.†	4,295	340,594
Northeast Bank	3,639	106,841
Northrim BanCorp, Inc.	2,907	126,600
Norwood Financial Corp.#	2,761	70,157
Oak Valley Bancorp#	3,243	61,293
OFG Bancorp	24,029	579,099
Ohio Valley Banc Corp.#	2,038	47,771
Old National Bancorp	77,848	1,483,004
Old Second Bancorp, Inc.	13,496	187,055
OP Bancorp	5,732	59,441
Origin Bancorp, Inc.	10,435	460,705
Orrstown Financial Services, Inc.	5,163	130,314
Park National Corp.	6,806	861,095
Partners Bancorp#	4,687	36,793
PCB Bancorp	5,914	94,920
PCSB Financial Corp.	6,668	122,558
Peapack-Gladstone Financial Corp.	8,682	288,416
Penns Woods Bancorp, Inc.	3,248	83,181
Peoples Bancorp of North Carolina, Inc.	2,121	52,792
Peoples Bancorp, Inc.	8,627	280,205
Peoples Financial Services Corp.	3,262	140,755
Pioneer Bancorp, Inc.†	5,507	67,240
Plumas Bancorp	2,206	67,129
Preferred Bank	6,541	446,685

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Premier Financial Bancorp, Inc.	6,195	$115,537
Premier Financial Corp.	17,575	536,038
Primis Financial Corp.	9,404	138,521
Provident Bancorp, Inc.	7,862	132,711
QCR Holdings, Inc.	7,028	336,009
RBB Bancorp	7,883	192,345
Red River Bancshares, Inc.	2,343	127,951
Reliant Bancorp, Inc.	7,303	216,534
Renasant Corp.	25,852	1,143,175
Republic Bancorp, Inc., Class A	4,615	214,367
Republic First Bancorp, Inc.†	21,578	88,901
Richmond Mutual BanCorp, Inc.#	5,737	83,818
S&T Bancorp, Inc.	18,342	622,344
Salisbury Bancorp, Inc.	1,204	55,998
Sandy Spring Bancorp, Inc.	21,867	1,015,941
SB Financial Group, Inc.	3,225	63,855
Seacoast Banking Corp. of Florida†	24,512	908,660
Select Bancorp, Inc.†#	7,301	102,798
ServisFirst Bancshares, Inc.	23,124	1,606,193
Shore Bancshares, Inc.	5,542	95,267
Sierra Bancorp	6,704	185,835
Silvergate Capital Corp., Class A†	9,236	1,028,890
Simmons First National Corp., Class A	51,384	1,567,212
SmartFinancial, Inc.	6,650	161,263
South Plains Financial, Inc.	5,028	117,957
South State Corp.	33,221	2,950,357
Southern First Bancshares, Inc.†	3,443	183,959
Southside Bancshares, Inc.	15,013	643,157
Spirit of Texas Bancshares, Inc.	6,123	141,319
Standard AVB Financial Corp.#	1,877	61,941
Sterling Bancorp, Inc.†	7,768	37,364
Stock Yards Bancorp, Inc.	9,702	521,385
Summit Financial Group, Inc.	5,393	128,515
Texas Capital Bancshares, Inc.†	24,014	1,654,084
Tompkins Financial Corp.	6,802	551,982
Towne Bank	31,779	1,017,881
TriCo Bancshares	12,550	601,772
TriState Capital Holdings, Inc.†	13,090	300,939
Triumph Bancorp, Inc.†	10,769	901,904
TrustCo Bank Corp.	8,993	351,888
Trustmark Corp.	29,908	1,003,413
UMB Financial Corp.	20,707	2,002,574
United Bankshares, Inc.	58,777	2,421,025
United Community Banks, Inc.	37,078	1,282,157
United Security Bancshares	6,391	54,324
Unity Bancorp, Inc.	3,607	87,434
Univest Financial Corp.	13,662	398,384
Valley National Bancorp	189,154	2,708,685
Veritex Holdings, Inc.	22,524	791,268
Washington Trust Bancorp, Inc.	8,099	445,364
WesBanco, Inc.	30,945	1,204,379
West BanCorp, Inc.	7,605	212,332
Westamerica BanCorp	12,400	777,852
Western New England Bancorp, Inc.	10,679	90,878

		115,792,277

Banks - Fiduciary — 0.0%
Parke Bancorp, Inc.	5,016	107,844

Banks - Mortgage — 0.1%
Walker & Dunlop, Inc.	13,428	1,363,479

Banks - Super Regional — 0.1%
Independent Bank Group, Inc.	17,578	1,384,267
National Bank Holdings Corp., Class A	13,971	553,252

		1,937,519

207

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Batteries/Battery Systems — 0.1%
EnerSys	20,185	$1,902,234

Beverages - Non-alcoholic — 0.3%
Celsius Holdings, Inc.†	17,078	1,119,292
Coca-Cola Consolidated, Inc.	2,233	904,186
National Beverage Corp.	11,222	560,314
NewAge, Inc.†	44,950	106,532
Primo Water Corp.	74,174	1,283,952

		3,974,276

Beverages - Wine/Spirits — 0.0%
MGP Ingredients, Inc.#	6,123	426,712

Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	7,783	96,276
MSG Networks, Inc., Class A†	14,356	221,369

		317,645

Building & Construction Products-Misc. — 1.1%
American Woodmark Corp.†	8,033	698,228
Builders FirstSource, Inc.†	96,797	4,311,338
Caesarstone, Ltd.	10,562	174,273
Forterra, Inc.†	13,808	322,831
Gibraltar Industries, Inc.†	15,476	1,229,568
Louisiana-Pacific Corp.	52,170	3,506,346
Patrick Industries, Inc.	10,600	908,420
Simpson Manufacturing Co., Inc.	20,687	2,323,564
Summit Materials, Inc., Class A†	54,419	1,894,870

		15,369,438

Building & Construction - Misc. — 0.8%
Comfort Systems USA, Inc.	17,055	1,413,860
Concrete Pumping Holdings, Inc.†#	12,331	98,895
EMCOR Group, Inc.	25,808	3,254,647
IES Holdings, Inc.†	3,806	201,946
MYR Group, Inc.†	7,733	673,080
NV5 Global, Inc.†	5,173	472,450
TopBuild Corp.†	15,708	3,110,969
WillScot Mobile Mini Holdings Corp.†	82,228	2,384,612

		11,610,459

Building Products - Air & Heating — 0.2%
AAON, Inc.	19,494	1,291,477
SPX Corp.†	20,409	1,278,216

		2,569,693

Building Products - Cement — 0.0%
US Concrete, Inc.†	7,579	431,927

Building Products - Doors & Windows — 0.3%
Apogee Enterprises, Inc.	12,212	464,178
Cornerstone Building Brands, Inc.†	20,756	352,022
Griffon Corp.	21,854	574,542
JELD-WEN Holding, Inc.†	36,660	1,026,846
Masonite International Corp.†	11,567	1,382,835
PGT Innovations, Inc.†	27,071	654,035

		4,454,458

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	12,166	113,144
Research Frontiers, Inc.†#	12,595	29,976

		143,120

Building Products - Wood — 0.2%
Boise Cascade Co.	18,559	1,224,708
UFP Industries, Inc.	28,394	2,257,891

		3,482,599

Security Description	Shares	Value (Note 2)

Building - Heavy Construction — 0.6%
Arcosa, Inc.	23,052	$1,463,802
Construction Partners, Inc., Class A†	13,332	429,424
Dycom Industries, Inc.†	14,572	1,091,734
Granite Construction, Inc.	22,248	897,929
Great Lakes Dredge & Dock Corp.†	30,166	440,725
MasTec, Inc.†	26,914	3,130,906
Primoris Services Corp.	22,778	724,113
Sterling Construction Co., Inc.†	13,125	295,313
Tutor Perini Corp.†	19,361	299,708

		8,773,654

Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	31,822	1,587,599
BrightView Holdings, Inc.†	19,414	336,833

		1,924,432

Building - Mobile Home/Manufactured Housing — 0.4%
Cavco Industries, Inc.†	4,362	965,180
LCI Industries	11,699	1,743,736
Skyline Champion Corp.†	24,961	1,264,275
Winnebago Industries, Inc.	14,786	1,093,572

		5,066,763

Building - Residential/Commercial — 1.0%
Beazer Homes USA, Inc.†	13,536	322,292
Century Communities, Inc.	13,875	1,129,148
Forestar Group, Inc.†	7,908	181,963
Green Brick Partners, Inc.†	14,560	339,830
Installed Building Products, Inc.	10,851	1,286,929
KB Home	42,307	1,980,391
LGI Homes, Inc.†	10,579	1,912,789
M/I Homes, Inc.†	13,235	933,332
MDC Holdings, Inc.	26,812	1,553,755
Meritage Homes Corp.†	17,653	1,900,699
Taylor Morrison Home Corp.†	59,926	1,775,008
Tri Pointe Homes, Inc.†	59,908	1,444,981

		14,761,117

Cable/Satellite TV — 0.1%
Liberty Latin America, Ltd., Class A†	21,913	312,699
Liberty Latin America, Ltd., Class C†	73,647	1,059,044
WideOpenWest, Inc.†	24,835	413,999

		1,785,742

Casino Hotels — 0.2%
Boyd Gaming Corp.†	38,590	2,484,810
Century Casinos, Inc.†	12,857	179,870

		2,664,680

Casino Services — 0.9%
Accel Entertainment, Inc.†	23,894	313,489
Caesars Entertainment, Inc.†	85,486	9,185,471
Everi Holdings, Inc.†	38,979	808,034
Scientific Games Corp.†	27,120	1,967,285

		12,274,279

Cellular Telecom — 0.0%
IDT Corp., Class B†	9,409	271,544

Chemicals - Diversified — 0.4%
AdvanSix, Inc.†	13,000	411,580
Codexis, Inc.†	27,393	561,556
Innospec, Inc.	11,616	1,174,494
Koppers Holdings, Inc.†	9,771	338,761
Orion Engineered Carbons SA†	28,613	579,127
Quaker Chemical Corp.	6,310	1,530,490
Stepan Co.	10,227	1,377,168

		5,973,176

208

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Chemicals - Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	29,407	$227,022

Chemicals - Other — 0.0%
American Vanguard Corp.	13,697	251,888

Chemicals - Specialty — 1.0%
AgroFresh Solutions, Inc.†	14,581	32,224
Amyris, Inc.†	50,602	720,067
Balchem Corp.	15,273	2,000,763
Ferro Corp.†	38,863	839,441
GCP Applied Technologies, Inc.†	23,198	565,567
H.B. Fuller Co.	24,700	1,707,264
Hawkins, Inc.	9,191	312,678
Ingevity Corp.†	19,714	1,622,659
Kraton Corp.†	14,812	502,867
Minerals Technologies, Inc.	16,175	1,407,225
Oil-Dri Corp. of America	2,451	89,584
PQ Group Holdings, Inc.	18,218	297,682
Rogers Corp.†	8,845	1,657,111
Sensient Technologies Corp.	20,139	1,747,058
Tronox Holdings PLC, Class A	51,642	1,212,554

		14,714,744

Circuit Boards — 0.1%
TTM Technologies, Inc.†	47,440	718,716

Coal — 0.1%
Arch Resources, Inc.†	7,170	409,192
CONSOL Energy, Inc.†	14,208	217,951
NACCO Industries, Inc., Class A	1,777	45,473
Peabody Energy Corp.†	29,790	197,508
SunCoke Energy, Inc.	39,415	296,795
Warrior Met Coal, Inc.	24,411	446,721

		1,613,640

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	10,620	172,469

Coffee — 0.0%
Farmer Brothers Co.†	7,818	94,129

Commercial Services — 0.4%
Emerald Holding, Inc.†	11,601	65,546
Forrester Research, Inc.†	5,250	225,278
LiveRamp Holdings, Inc.†	30,922	1,553,521
Medifast, Inc.	5,362	1,781,524
National Research Corp.	6,471	309,508
PFSweb, Inc.†	7,553	56,874
Progyny, Inc.†	12,676	811,771
ServiceSource International, Inc.†	41,876	51,926
SP Plus Corp.†	10,926	357,171
Team, Inc.†	14,242	121,057
Transcat, Inc.†	3,300	174,372
WW International, Inc.†	22,402	880,399

		6,388,947

Commercial Services - Finance — 0.4%
Cardtronics PLC, Class A†	17,083	665,041
Cass Information Systems, Inc.	6,756	308,276
CBIZ, Inc.†	24,202	803,749
EVERTEC, Inc.	28,581	1,244,131
Evo Payments, Inc., Class A†	21,689	621,173
Green Dot Corp., Class A†	24,436	991,857
GreenSky, Inc., Class A†	29,984	175,706
MoneyGram International, Inc.†	29,437	288,483
Priority Technology Holdings, Inc.†	3,623	28,078
Repay Holdings Corp.†	31,622	718,136

		5,844,630

Security Description	Shares	Value (Note 2)

Communications Software — 0.2%
8x8, Inc.†	50,606	$1,191,771
Avaya Holdings Corp.†	39,706	1,138,768
SeaChange International, Inc.†	14,473	16,789

		2,347,328

Computer Aided Design — 0.1%
Altair Engineering, Inc., Class A†#	20,609	1,388,428

Computer Data Security — 0.6%
Cognyte Software, Ltd.†	30,824	793,410
OneSpan, Inc.†	15,845	414,347
Ping Identity Holding Corp.†#	17,614	424,673
Qualys, Inc.†	16,159	1,562,252
Rapid7, Inc.†	24,544	2,053,106
SecureWorks Corp., Class A†	4,236	59,643
Tenable Holdings, Inc.†	33,729	1,409,872
Varonis Systems, Inc.†	48,152	2,325,741

		9,043,044

Computer Services — 0.7%
Conduent, Inc.†	78,322	593,681
ExlService Holdings, Inc.†	15,709	1,602,004
Insight Enterprises, Inc.†	16,448	1,718,487
Mastech Digital, Inc.†	1,882	29,660
MAXIMUS, Inc.	29,027	2,689,932
PAE, Inc.†	28,039	227,676
Parsons Corp.†#	10,703	423,946
Rimini Street, Inc.†	10,905	70,991
StarTek, Inc.†	8,284	52,438
Sykes Enterprises, Inc.†	18,128	759,926
TTEC Holdings, Inc.	8,612	933,627
Unisys Corp.†	29,370	755,103

		9,857,471

Computer Software — 1.0%
Avid Technology, Inc.†	15,001	463,231
Bandwidth, Inc., Class A†#	9,105	1,077,030
Box, Inc., Class A†	68,063	1,586,549
Cloudera, Inc.†	97,241	1,250,519
Cornerstone OnDemand, Inc.†	29,159	1,282,121
Envestnet, Inc.†	25,204	1,813,932
J2 Global, Inc.†	20,586	2,563,575
Rackspace Technology, Inc.†	16,369	330,326
Red Violet, Inc.†#	3,219	70,754
Simulations Plus, Inc.#	7,212	380,649
Sumo Logic, Inc.†	6,841	128,611
Upland Software, Inc.†	12,614	517,048
Veritone, Inc.†	12,542	240,430
Verra Mobility Corp.†#	63,478	904,561
Xperi Holding Corp.	49,587	1,062,154
Yext, Inc.†	49,962	722,950
Zuora, Inc., Class A†	49,008	758,154

		15,152,594

Computers - Integrated Systems — 0.2%
Diebold Nixdorf, Inc.†	33,322	451,180
NetScout Systems, Inc.†	33,509	985,165
PAR Technology Corp.†#	9,042	605,452
Super Micro Computer, Inc.†	20,560	714,254
Telos Corp.†	7,824	257,253

		3,013,304

Computers - Memory Devices — 0.0%
Quantum Corp.†	19,744	148,277

Computers - Other — 0.2%
3D Systems Corp.†	57,392	1,687,899
Corsair Gaming, Inc.†#	10,847	338,644

209

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computers - Other (continued)
ExOne Co.†	6,826	$145,530
PlayAGS, Inc.†	12,629	128,563

		2,300,636

Computers - Periphery Equipment — 0.0%
iCAD, Inc.†	9,543	156,982
Mitek Systems, Inc.†	19,709	334,265

		491,247

Computers - Voice Recognition — 0.0%
Vocera Communications, Inc.†#	15,253	514,331

Consulting Services — 0.3%
Acacia Research Corp.†	22,585	120,830
CRA International, Inc.	3,577	292,813
Franklin Covey Co.†	6,017	186,527
GP Strategies Corp.†	6,195	109,590
Hackett Group, Inc.	11,873	211,458
Huron Consulting Group, Inc.†	10,751	588,187
ICF International, Inc.	8,638	759,280
Information Services Group, Inc.	17,064	99,995
Kelly Services, Inc., Class A†	15,968	409,899
R1 RCM, Inc.†	51,516	1,192,595
Vectrus, Inc.†	5,435	277,294

		4,248,468

Consumer Products - Misc. — 0.4%
Central Garden & Pet Co.†	4,583	251,744
Central Garden & Pet Co., Class A†	18,986	957,844
Helen of Troy, Ltd.†	11,607	2,443,041
Quanex Building Products Corp.	15,757	419,609
WD-40 Co.	6,475	1,585,080

		5,657,318

Containers - Metal/Glass — 0.2%
Greif, Inc., Class A	12,193	752,430
Greif, Inc., Class B	2,839	169,715
O-I Glass, Inc.†	74,401	1,371,211

		2,293,356

Containers - Paper/Plastic — 0.1%
Matthews International Corp., Class A	14,663	572,883
Pactiv Evergreen, Inc.	18,775	278,621
TriMas Corp.†	19,513	632,612
UFP Technologies, Inc.†	3,260	177,474

		1,661,590

Cosmetics & Toiletries — 0.2%
e.l.f. Beauty, Inc.†	21,687	607,236
Edgewell Personal Care Co.	25,878	1,174,344
Inter Parfums, Inc.	8,434	645,032
Revlon, Inc., Class A†#	3,266	41,837

		2,468,449

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†#	12,229	208,138

Data Processing/Management — 0.2%
Bottomline Technologies DE, Inc.†	21,064	787,372
CommVault Systems, Inc.†	20,061	1,528,047
CSG Systems International, Inc.	15,355	676,234

		2,991,653

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	40,270	1,310,386

Security Description	Shares	Value (Note 2)

Diagnostic Equipment — 0.2%
Accelerate Diagnostics, Inc.†	15,579	$118,244
Neogen Corp.†	25,043	2,311,719
Nymox Pharmaceutical Corp.†#	20,075	30,514
Quanterix Corp.†	11,418	587,913
Quotient, Ltd.†#	34,404	143,121

		3,191,511

Diagnostic Kits — 0.3%
Aspira Women’s Health, Inc.†#	40,428	225,993
Chembio Diagnostics, Inc.†#	9,377	29,913
Co-Diagnostics, Inc.†#	12,601	101,690
DermTech, Inc.†#	4,857	198,748
Meridian Bioscience, Inc.†	20,098	417,234
Natera, Inc.†	35,908	3,380,379
OraSure Technologies, Inc.†	33,743	324,270
Progenity, Inc.†	8,479	21,961

		4,700,188

Direct Marketing — 0.0%
Quotient Technology, Inc.†	41,261	485,229

Disposable Medical Products — 0.3%
BioLife Solutions, Inc.†	6,675	222,344
CONMED Corp.	12,901	1,776,339
Merit Medical Systems, Inc.†	25,717	1,551,764
Utah Medical Products, Inc.	1,621	138,936

		3,689,383

Distribution/Wholesale — 1.1%
A-Mark Precious Metals, Inc.	2,382	127,008
Avient Corp.	43,382	2,254,996
Core-Mark Holding Co., Inc.	21,205	972,461
EVI Industries, Inc.†	2,385	71,717
G-III Apparel Group, Ltd.†	20,886	690,073
H&E Equipment Services, Inc.	15,205	568,667
KAR Auction Services, Inc.†	61,318	1,100,045
Resideo Technologies, Inc.†	68,303	2,042,260
ScanSource, Inc.†	12,008	366,604
SiteOne Landscape Supply, Inc.†	20,853	3,587,550
Systemax, Inc.	5,889	202,111
Titan Machinery, Inc.†	9,136	280,293
Veritiv Corp.†	6,788	416,919
VSE Corp.	4,765	226,671
WESCO International, Inc.†	23,298	2,482,868

		15,390,243

Diversified Manufacturing Operations — 0.3%
Chase Corp.	3,502	371,212
Enerpac Tool Group Corp.	28,517	781,366
EnPro Industries, Inc.	9,826	903,894
Fabrinet†	17,430	1,563,297
Federal Signal Corp.	28,401	1,206,474
NL Industries, Inc.	3,975	28,779

		4,855,022

Diversified Minerals — 0.1%
Caledonia Mining Corp. PLC#	5,576	82,079
Livent Corp.†#	69,641	1,358,696
United States Lime & Minerals, Inc.	953	132,610

		1,573,385

Diversified Operations — 0.0%
Professional Holding Corp., Class A†	5,394	98,710

Diversified Operations/Commercial Services — 0.0%
Viad Corp.†	9,580	422,861

210

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Drug Delivery Systems — 0.1%
Antares Pharma, Inc.†	78,014	$309,716
BioDelivery Sciences International, Inc.†	42,596	150,364
Heron Therapeutics, Inc.†#	41,596	551,979
Revance Therapeutics, Inc.†	29,871	884,480

		1,896,539

E-Commerce/Products — 0.3%
1-800-Flowers.com, Inc., Class A†	12,123	369,388
CarParts.com, Inc.†	16,211	264,888
Lands’ End, Inc.†	5,519	141,342
Liquidity Services, Inc.†	12,518	299,305
Overstock.com, Inc.†	20,251	1,730,043
RealReal, Inc.†#	30,177	527,192
Stitch Fix, Inc., Class A†	28,059	1,500,034

		4,832,192

E-Commerce/Services — 0.6%
Cargurus, Inc.†	41,659	1,175,617
Cars.com, Inc.†	32,026	467,900
ChannelAdvisor Corp.†	13,239	314,161
Eventbrite, Inc., Class A†	30,520	619,556
EverQuote, Inc., Class A†	6,658	209,927
Groupon, Inc.†	11,042	521,735
MediaAlpha, Inc., Class A†	8,453	357,731
Shutterstock, Inc.	10,388	942,711
Stamps.com, Inc.†	8,071	1,514,765
TrueCar, Inc.†	48,846	288,680
Upwork, Inc.†	44,034	2,072,680

		8,485,463

E-Marketing/Info — 0.1%
comScore, Inc.†	28,749	114,996
Magnite, Inc.†	52,468	1,558,300
QuinStreet, Inc.†	22,865	414,085

		2,087,381

E-Services/Consulting — 0.1%
Perficient, Inc.†	15,463	1,106,996

Electric Products - Misc. — 0.2%
Graham Corp.	4,578	67,251
nLight, Inc.†	16,750	491,110
Novanta, Inc.†	16,244	2,257,428
Ultralife Corp.†	4,315	39,396

		2,855,185

Electric - Distribution — 0.0%
Genie Energy, Ltd., Class B	6,253	38,143
Spark Energy, Inc., Class A#	5,686	59,078
Unitil Corp.	7,006	384,279

		481,500

Electric - Generation — 0.3%
Brookfield Renewable Corp., Class A	61,087	2,609,637
Ormat Technologies, Inc.	20,784	1,435,135

		4,044,772

Electric - Integrated — 1.1%
ALLETE, Inc.	24,736	1,704,063
Ameresco, Inc., Class A†	11,706	629,314
Avista Corp.	32,646	1,479,843
Black Hills Corp.	29,862	1,964,621
Evoqua Water Technologies Corp.†	54,773	1,704,536
MGE Energy, Inc.	17,300	1,297,846
NorthWestern Corp.	24,103	1,526,925
Otter Tail Corp.	19,247	923,279

Security Description	Shares	Value (Note 2)

Electric - Integrated (continued)
PNM Resources, Inc.	40,645	$1,996,482
Portland General Electric Co.	42,722	2,048,093

		15,275,002

Electronic Components-Misc. — 0.8%
Advanced Energy Industries, Inc.	18,031	1,839,342
Applied Optoelectronics, Inc.†#	10,268	84,506
Atkore, Inc.†	22,207	1,714,380
Bel Fuse, Inc., Class B	4,762	78,478
Benchmark Electronics, Inc.	17,318	535,992
Comtech Telecommunications Corp.	11,668	295,084
IntriCon Corp.†	4,017	89,700
Kimball Electronics, Inc.†	11,418	255,535
Knowles Corp.†	42,043	863,563
NVE Corp.	2,263	158,093
OSI Systems, Inc.†	8,039	774,638
Plexus Corp.†	13,455	1,329,489
Sanmina Corp.†	30,420	1,280,986
Vishay Intertechnology, Inc.	63,102	1,518,865
Vishay Precision Group, Inc.†	5,900	192,340

		11,010,991

Electronic Components - Semiconductors — 1.4%
Alpha & Omega Semiconductor, Ltd.†	10,020	322,744
Ambarella, Inc.†	16,086	1,614,713
Amkor Technology, Inc.	47,384	999,802
Atomera, Inc.†#	8,599	150,912
AXT, Inc.†	18,743	190,804
CEVA, Inc.†	10,422	467,635
CTS Corp.	15,114	578,111
Diodes, Inc.†	20,339	1,539,052
DSP Group, Inc.†	10,543	165,736
GSI Technology, Inc.†	7,848	49,050
Impinj, Inc.†#	8,138	423,583
Intellicheck, Inc.†#	8,530	63,975
Lattice Semiconductor Corp.†	64,552	3,425,775
MACOM Technology Solutions Holdings, Inc.†	22,864	1,353,549
Photronics, Inc.†	29,460	398,888
Pixelworks, Inc.†	21,628	75,482
Rambus, Inc.†	53,838	1,053,071
Semtech Corp.†	30,655	1,931,265
Silicon Laboratories, Inc.†	20,578	2,810,132
SiTime Corp.†	5,560	546,715
SMART Global Holdings, Inc.†	6,933	328,624
Synaptics, Inc.†	16,588	2,095,562

		20,585,180

Electronic Connectors — 0.1%
Vicor Corp.†	9,155	824,682

Electronic Measurement Instruments — 0.4%
Badger Meter, Inc.	13,839	1,322,593
CyberOptics Corp.†	3,372	100,486
FARO Technologies, Inc.†	8,425	637,351
Itron, Inc.†	20,884	1,991,289
Luna Innovations, Inc.†	13,886	140,943
Mesa Laboratories, Inc.#	2,248	553,143
Stoneridge, Inc.†	12,339	375,599

		5,121,404

Electronic Security Devices — 0.1%
API Group Corp.†*	66,474	1,405,925
Napco Security Technologies, Inc.†	6,755	219,808
Wrap Technologies, Inc.†#	5,424	48,599

		1,674,332

211

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Energy - Alternate Sources — 1.1%
Eneti, Inc.#	3,995	$80,340
FuelCell Energy, Inc.†	149,517	1,468,257
FutureFuel Corp.	12,278	126,095
Green Plains, Inc.†	16,221	517,288
Maxeon Solar Technologies, Ltd.†	5,039	78,709
Plug Power, Inc.†	195,645	6,006,302
Renewable Energy Group, Inc.†	20,471	1,250,164
REX American Resources Corp.†	2,544	244,300
Sunnova Energy International, Inc.†	26,556	775,435
SunPower Corp.†#	36,319	849,501
Sunrun, Inc.†	75,378	3,370,904
TPI Composites, Inc.†	14,590	704,697

		15,471,992

Engineering/R&D Services — 0.5%
908 Devices, Inc.†#	3,426	144,337
Exponent, Inc.	24,380	2,224,187
Fluor Corp.†	66,885	1,237,373
Iteris, Inc.†	19,612	144,540
KBR, Inc.	67,615	2,754,635
Mistras Group, Inc.†	8,604	89,568

		6,594,640

Enterprise Software/Service — 1.9%
ACI Worldwide, Inc.†	54,372	2,080,273
Akerna Corp.†#	9,432	41,312
American Software, Inc., Class A	14,393	289,587
Appian Corp.†#	16,891	1,528,298
Asure Software, Inc.†	7,682	64,913
Benefitfocus, Inc.†	13,768	203,629
Blackbaud, Inc.†	23,098	1,632,798
Blackline, Inc.†	24,186	2,514,618
Cardlytics, Inc.†	14,176	1,510,453
Daily Journal Corp.†	575	183,712
Digimarc Corp.†#	5,673	197,250
Domo, Inc., Class B†	12,641	840,626
Donnelley Financial Solutions, Inc.†	14,105	420,470
eGain Corp.†	10,026	100,661
Evolent Health, Inc., Class A†	35,838	696,332
Intelligent Systems Corp.†#	3,556	116,175
LivePerson, Inc.†	29,594	1,626,190
ManTech International Corp., Class A	12,891	1,121,646
MicroStrategy, Inc., Class A†#	3,473	1,632,310
Progress Software Corp.	21,028	937,218
PROS Holdings, Inc.†	19,045	845,027
QAD, Inc., Class A	5,569	397,961
SailPoint Technologies Holdings, Inc.†	41,791	1,944,535
Sapiens International Corp. NV	13,028	374,034
SPS Commerce, Inc.†	16,860	1,582,480
SVMK, Inc.†	58,302	1,133,974
Verint Systems, Inc.†	30,824	1,421,295
Workiva, Inc.†	18,855	1,789,339

		27,227,116

Environmental Consulting & Engineering — 0.2%
Montrose Environmental Group, Inc.†	10,189	510,876
Tetra Tech, Inc.	25,587	3,056,879

		3,567,755

Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	12,148	1,149,687

Finance - Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	34,872	1,716,051
Marlin Business Services Corp.	3,971	89,427
MMA Capital Holdings, Inc.†#	2,253	60,966

Security Description	Shares	Value (Note 2)

Finance - Commercial (continued)
NewStar Financial, Inc. CVR†(1)	17,919	$9,676

		1,876,120

Finance - Consumer Loans — 0.4%
Curo Group Holdings Corp.	8,686	143,406
Encore Capital Group, Inc.†	14,817	685,879
Enova International, Inc.†	16,430	622,204
EZCORP, Inc., Class A†	22,954	168,712
International Money Express, Inc.†	13,581	207,382
LendingClub Corp.†	33,496	511,819
Navient Corp.	87,333	1,595,574
Nelnet, Inc., Class A	8,176	617,451
Paysign, Inc.†#	14,874	49,233
PRA Group, Inc.†	21,421	833,919
Regional Management Corp.	3,915	182,987
World Acceptance Corp.†	2,073	332,945

		5,951,511

Finance - Credit Card — 0.0%
Atlanticus Holdings Corp.†	2,396	94,905
I3 Verticals, Inc., Class A†	8,796	273,292

		368,197

Finance - Investment Banker/Broker — 0.5%
Amerant Bancorp, Inc.†	10,765	259,652
Arlington Asset Investment Corp., Class A†#	15,728	64,013
B. Riley Financial, Inc.	9,500	699,580
Cowen, Inc., Class A#	12,170	478,646
Diamond Hill Investment Group, Inc.	1,440	252,590
Greenhill & Co., Inc.	6,796	118,318
Houlihan Lokey, Inc.	24,572	1,840,197
Moelis & Co., Class A	25,082	1,346,653
Oppenheimer Holdings, Inc., Class A	4,405	220,118
Piper Sandler Cos.	8,271	1,054,222
PJT Partners, Inc., Class A	11,047	804,443
Siebert Financial Corp.†#	5,486	22,712
StoneX Group, Inc.†	7,916	535,913

		7,697,057

Finance - Leasing Companies — 0.1%
PROG Holdings, Inc.	32,010	1,687,567

Finance - Mortgage Loan/Banker — 0.2%
Federal Agricultural Mtg. Corp., Class C	4,316	437,901
Home Point Capital, Inc.†	3,474	22,199
Mr. Cooper Group, Inc.†	35,891	1,241,470
Oportun Financial Corp.†	9,386	179,085
PennyMac Financial Services, Inc.	19,735	1,235,608

		3,116,263

Finance - Other Services — 0.1%
BGC Partners, Inc., Class A	147,049	867,589
SWK Holdings Corp.†	1,685	27,112

		894,701

Financial Guarantee Insurance — 0.2%
MBIA, Inc.†	23,566	235,425
NMI Holdings, Inc., Class A†	39,038	944,329
Radian Group, Inc.	90,877	2,121,978

		3,301,732

Firearms & Ammunition — 0.1%
American Outdoor Brands, Inc.†	6,573	210,533
Smith & Wesson Brands, Inc.	26,295	559,032
Sturm Ruger & Co., Inc.#	8,005	631,915

		1,401,480

212

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Baking — 0.1%
Hostess Brands, Inc.†	59,495	$932,882

Food-Canned — 0.0%
Landec Corp.†	12,302	147,255
Seneca Foods Corp., Class A†	3,088	142,789

		290,044

Food - Catering — 0.1%
Healthcare Services Group, Inc.	35,449	1,063,116

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	7,775	243,280

Food - Meat Products — 0.0%
Nathan’s Famous, Inc.	1,345	86,847

Food - Misc./Diversified — 0.5%
B&G Foods, Inc.	30,282	926,629
BellRing Brands, Inc., Class A†	18,894	541,880
Bridgford Foods Corp.†	800	14,136
Cal-Maine Foods, Inc.	17,577	613,613
J&J Snack Foods Corp.	7,108	1,248,023
John B. Sanfilippo & Son, Inc.	4,123	384,717
Lancaster Colony Corp.	8,997	1,679,470
Simply Good Foods Co.†	40,439	1,396,359

		6,804,827

Food - Retail — 0.1%
Ingles Markets, Inc., Class A	6,779	419,891
Laird Superfood, Inc.†#	1,477	48,268
Natural Grocers by Vitamin Cottage, Inc.	4,330	51,917
Village Super Market, Inc., Class A	4,071	98,152
Weis Markets, Inc.	4,533	230,639

		848,867

Food - Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	7,816	556,499
Chefs’ Warehouse, Inc.†	14,334	440,914
HF Foods Group, Inc.†	16,875	103,106
Performance Food Group Co.†	62,198	3,117,986
SpartanNash Co.	16,855	353,449
United Natural Foods, Inc.†	26,572	1,008,673

		5,580,627

Footwear & Related Apparel — 0.4%
Crocs, Inc.†	31,695	3,208,802
Rocky Brands, Inc.	3,260	190,123
Steven Madden, Ltd.	39,115	1,619,361
Weyco Group, Inc.	2,861	58,880
Wolverine World Wide, Inc.	38,318	1,397,074

		6,474,240

Funeral Services & Related Items — 0.0%
Carriage Services, Inc.	7,820	299,975

Gambling (Non-Hotel) — 0.3%
Bally’s Corp.†	11,579	671,929
Golden Entertainment, Inc.†	7,953	339,116
International Game Technology PLC†	47,190	1,144,829
Monarch Casino & Resort, Inc.†	5,988	427,304
Red Rock Resorts, Inc., Class A†	31,249	1,398,393

		3,981,571

Gas - Distribution — 0.7%
Chesapeake Utilities Corp.	8,142	932,748
New Jersey Resources Corp.	45,249	1,933,037
Northwest Natural Holding Co.	14,461	764,698
ONE Gas, Inc.	24,890	1,849,825

Security Description	Shares	Value (Note 2)

Gas - Distribution (continued)
RGC Resources, Inc.	3,617	$82,757
South Jersey Industries, Inc.#	47,881	1,276,507
Southwest Gas Holdings, Inc.	27,032	1,784,382
Spire, Inc.	23,836	1,708,088

		10,332,042

Gas - Transportation — 0.1%
Brookfield Infrastructure Corp., Class A	15,065	1,078,353

Gold Mining — 0.1%
Fortitude Gold Corp.	9,024	76,253
Gold Resource Corp.	31,819	88,457
Novagold Resources, Inc.†	112,821	1,157,543

		1,322,253

Golf — 0.2%
Acushnet Holdings Corp.	16,260	865,032
Callaway Golf Co.	44,343	1,637,144

		2,502,176

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	7,419	228,505
Sharps Compliance Corp.†	6,777	92,303
US Ecology, Inc.†	14,979	593,618

		914,426

Health Care Cost Containment — 0.3%
CorVel Corp.†	4,163	518,710
HealthEquity, Inc.†	38,101	3,166,955

		3,685,665

Healthcare Safety Devices — 0.0%
Alpha Pro Tech, Ltd.†#	5,806	47,841
Retractable Technologies, Inc.†#	6,519	59,258

		107,099

Home Furnishings — 0.3%
Casper Sleep, Inc.†	12,013	109,679
Ethan Allen Interiors, Inc.	10,746	310,237
Herman Miller, Inc.	28,000	1,338,400
Hooker Furniture Corp.	5,534	198,394
Lovesac Co.†	4,722	392,020
Purple Innovation, Inc.†	15,403	439,294
Sleep Number Corp.†	12,855	1,433,204

		4,221,228

Hotels/Motels — 0.2%
Bluegreen Vacations Holding Corp.†#	7,173	150,561
Hilton Grand Vacations, Inc.†	40,440	1,849,321
Marcus Corp.†#	10,648	224,779
Target Hospitality Corp.†#	13,903	53,527

		2,278,188

Housewares — 0.1%
Lifetime Brands, Inc.	5,740	86,100
Tupperware Brands Corp.†	23,285	597,027

		683,127

Human Resources — 0.8%
AMN Healthcare Services, Inc.†	22,150	1,964,705
ASGN, Inc.†	24,160	2,490,654
Barrett Business Services, Inc.	3,599	268,018
BGSF, Inc.	4,662	55,338
Cross Country Healthcare, Inc.†	16,993	265,940
Heidrick & Struggles International, Inc.	9,104	391,836
Insperity, Inc.	17,040	1,570,918
Kforce, Inc.	9,369	587,530

213

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Human Resources (continued)
Korn Ferry	25,517	$1,669,067
Resources Connection, Inc.	14,649	213,582
TriNet Group, Inc.†	19,552	1,473,048
TrueBlue, Inc.†	16,676	452,420
Willdan Group, Inc.†	4,894	177,946

		11,581,002

Identification Systems — 0.1%
Brady Corp., Class A	22,368	1,280,121

Independent Power Producers — 0.1%
Clearway Energy, Inc., Class A	16,556	416,052
Clearway Energy, Inc., Class C	38,914	1,044,063

		1,460,115

Industrial Audio & Video Products — 0.1%
Akoustis Technologies, Inc.†	17,161	164,402
GoPro, Inc., Class A†	58,095	651,826
Turtle Beach Corp.†	6,662	220,512

		1,036,740

Industrial Automated/Robotic — 0.1%
Ichor Holdings, Ltd.†	12,840	722,378

Instruments - Controls — 0.0%
Allied Motion Technologies, Inc.	5,217	184,682

Instruments - Scientific — 0.0%
Fluidigm Corp.†#	35,119	203,690

Insurance Brokers — 0.2%
BRP Group, Inc., Class A†	20,146	495,189
Crawford & Co., Class A	7,717	74,623
eHealth, Inc.†	12,235	798,334
Goosehead Insurance, Inc., Class A	6,261	562,676
Selectquote, Inc.†	62,020	1,260,247
Trean Insurance Group, Inc.†	5,583	93,794

		3,284,863

Insurance - Life/Health — 0.3%
American Equity Investment Life Holding Co.	43,077	1,313,849
CNO Financial Group, Inc.	64,077	1,701,885
GWG Holdings, Inc.†#	1,519	10,405
Independence Holding Co.	2,193	96,536
Midwest Holding, Inc.†	455	18,901
National Western Life Group, Inc., Class A	1,219	298,679
Security National Financial Corp., Class A†	4,524	39,404
Trupanion, Inc.†	14,302	1,289,611

		4,769,270

Insurance - Multi-line — 0.1%
Citizens, Inc.†#	23,530	122,827
Genworth Financial, Inc., Class A†	239,482	1,005,824
Vericity, Inc.†	882	7,991

		1,136,642

Insurance - Property/Casualty — 1.0%
Ambac Financial Group, Inc.†	21,523	324,782
AMERISAFE, Inc.	9,093	595,864
Donegal Group, Inc., Class A	5,354	81,863
Employers Holdings, Inc.	13,662	576,536
Enstar Group, Ltd.†	5,711	1,449,966
FedNat Holding Co.	5,861	28,074
HCI Group, Inc.#	2,966	238,941
Heritage Insurance Holdings, Inc.	11,910	99,210
Horace Mann Educators Corp.	19,677	784,522
Investors Title Co.	616	109,549
James River Group Holdings, Ltd.	14,181	495,201

Security Description	Shares	Value (Note 2)

Insurance - Property/Casualty (continued)
Kinsale Capital Group, Inc.	10,041	$1,671,425
NI Holdings, Inc.†	4,293	81,825
Palomar Holdings, Inc.†	9,621	702,333
ProAssurance Corp.	25,443	619,537
ProSight Global, Inc.†	4,426	56,653
Protective Insurance Corp., Class B	4,262	99,305
RLI Corp.	18,790	1,981,969
Safety Insurance Group, Inc.	6,783	577,301
Selective Insurance Group, Inc.	28,067	2,112,603
State Auto Financial Corp.	8,334	157,513
Stewart Information Services Corp.	12,505	754,677
Tiptree, Inc.	11,617	125,115
United Fire Group, Inc.	9,951	304,998
United Insurance Holdings Corp.	9,658	54,471
Universal Insurance Holdings, Inc.	12,914	182,087
Watford Holdings, Ltd.†	8,131	284,097

		14,550,417

Insurance - Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	15,407	826,432
Essent Group, Ltd.	52,355	2,504,663
Greenlight Capital Re, Ltd., Class A†	12,851	118,872
SiriusPoint, Ltd.†	39,956	420,337

		3,870,304

Internet Application Software — 0.0%
Tucows, Inc., Class A†#	4,444	347,076
VirnetX Holding Corp.†#	30,049	137,625

		484,701

Internet Connectivity Services — 0.1%
Boingo Wireless, Inc.†	20,797	290,742
Cogent Communications Holdings, Inc.	20,175	1,525,230

		1,815,972

Internet Content - Entertainment — 0.0%
Limelight Networks, Inc.†#	57,155	177,181

Internet Content - Information/News — 0.2%
DHI Group, Inc.†	22,784	72,909
HealthStream, Inc.†	12,243	320,522
LiveXLive Media, Inc.†	23,651	116,836
TechTarget, Inc.†	11,302	794,643
Yelp, Inc.†	34,202	1,371,842

		2,676,752

Internet Gambling — 0.0%
GAN, Ltd.†#	15,188	262,752
NeoGames SA†	2,649	169,801

		432,553

Internet Security — 0.1%
Mimecast, Ltd.†	27,590	1,379,224
Zix Corp.†	25,941	180,809

		1,560,033

Investment Companies — 0.0%
Grid Dynamics Holdings, Inc.†	12,931	198,749
PDL Community Bancorp†#	3,517	49,238
Rafael Holdings, Inc., Class B†	4,534	234,408

		482,395

Investment Management/Advisor Services — 1.0%
Altisource Portfolio Solutions SA†#	2,174	14,848
Artisan Partners Asset Management, Inc., Class A	26,846	1,371,294
AssetMark Financial Holdings, Inc.†	7,766	202,382
Associated Capital Group, Inc., Class A	850	31,152

214

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Investment Management/Advisor Services (continued)
Blucora, Inc.†	22,867	$396,514
Boston Private Financial Holdings, Inc.	38,893	596,230
BrightSphere Investment Group, Inc.	29,125	648,614
Cohen & Steers, Inc.	11,604	848,600
Columbia Financial, Inc.†	22,334	396,875
Federated Hermes, Inc.	45,126	1,435,007
First Western Financial, Inc.†	2,966	82,306
Focus Financial Partners, Inc., Class A†	18,255	925,346
GAMCO Investors, Inc., Class A	2,539	65,024
Hamilton Lane, Inc., Class A	15,234	1,376,697
Pzena Investment Management, Inc., Class A	8,037	93,229
Sculptor Capital Management, Inc.	8,779	229,395
Silvercrest Asset Management Group, Inc., Class A	4,531	72,134
StepStone Group, Inc., Class A	9,225	292,432
Stifel Financial Corp.	47,454	3,287,613
Virtus Investment Partners, Inc.	3,461	973,337
Westwood Holdings Group, Inc.	3,653	72,074
WisdomTree Investments, Inc.	66,074	442,696

		13,853,799

Lasers - System/Components — 0.2%
II-VI, Inc.†#	48,724	3,282,536
LENSAR, Inc.†	3,523	29,135

		3,311,671

Leisure Products — 0.0%
Escalade, Inc.	4,900	119,805
Johnson Outdoors, Inc., Class A	2,478	302,787

		422,592

Lighting Products & Systems — 0.0%
Orion Energy Systems, Inc.†#	12,834	82,266

Linen Supply & Related Items — 0.1%
UniFirst Corp.	7,160	1,587,229

Machine Tools & Related Products — 0.1%
Hurco Cos., Inc.	2,954	101,588
Kennametal, Inc.	39,428	1,478,944
Luxfer Holdings PLC	13,057	298,483

		1,879,015

Machinery - Construction & Mining — 0.2%
Astec Industries, Inc.	10,656	730,256
Hyster-Yale Materials Handling, Inc.	4,702	355,424
Manitowoc Co, Inc.†	16,093	415,521
Terex Corp.	31,960	1,673,745

		3,174,946

Machinery - Electrical — 0.2%
Argan, Inc.	6,995	343,454
Bloom Energy Corp., Class A†#	42,103	1,017,630
Franklin Electric Co., Inc.	21,857	1,833,584

		3,194,668

Machinery - Farming — 0.1%
Alamo Group, Inc.	4,693	723,567
Hydrofarm Holdings Group, Inc.†	4,568	284,540
Lindsay Corp.	5,146	847,186

		1,855,293

Machinery - General Industrial — 0.8%
Albany International Corp., Class A	14,598	1,304,331
Altra Industrial Motion Corp.	30,618	2,011,296
Applied Industrial Technologies, Inc.	18,352	1,797,762
Chart Industries, Inc.†	17,139	2,501,266
DXP Enterprises, Inc.†	7,787	240,540

Security Description	Shares	Value (Note 2)

Machinery - General Industrial (continued)
Gencor Industries, Inc.†	4,964	$62,348
Intevac, Inc.†	11,158	77,548
Kadant, Inc.	5,426	911,677
Ranpak Holdings Corp.†	13,747	303,534
Tennant Co.	8,677	717,935
Welbilt, Inc.†	61,895	1,529,425

		11,457,662

Machinery - Material Handling — 0.0%
Columbus McKinnon Corp.	11,125	564,038

Machinery - Print Trade — 0.0%
Eastman Kodak Co.†	7,454	53,072

Machinery - Pumps — 0.5%
Cactus, Inc., Class A	22,591	791,589
CIRCOR International, Inc.†	9,472	356,431
CSW Industrials, Inc.	6,498	791,586
Gorman-Rupp Co.	8,356	300,649
Mueller Water Products, Inc., Class A	74,413	1,076,756
NN, Inc.†	19,924	149,629
SPX FLOW, Inc.	20,202	1,386,463
Watts Water Technologies, Inc., Class A	13,006	1,767,516

		6,620,619

Machinery - Thermal Process — 0.0%
Thermon Group Holdings, Inc.†	15,543	270,914

Medical Imaging Systems — 0.1%
Lantheus Holdings, Inc.†	31,507	764,045

Medical Information Systems — 0.5%
1Life Healthcare, Inc.†	37,320	1,380,840
Allscripts Healthcare Solutions, Inc.†	74,632	1,297,850
Apollo Medical Holdings, Inc.†	9,592	334,569
Computer Programs & Systems, Inc.	6,101	197,489
Health Catalyst, Inc.†#	15,967	857,268
Inovalon Holdings, Inc., Class A†	35,449	1,111,681
NantHealth, Inc.†	12,797	33,400
NextGen Healthcare, Inc.†	26,490	434,966
Schrodinger, Inc.†#	14,284	1,002,451
Tabula Rasa HealthCare, Inc.†#	10,060	434,693

		7,085,207

Medical Instruments — 0.4%
AngioDynamics, Inc.†	17,414	402,612
Apyx Medical Corp.†	15,869	155,357
Cantel Medical Corp.†#	18,008	1,464,591
Milestone Scientific, Inc.†#	21,844	45,435
Misonix Opco, Inc.†#	5,704	109,460
Natus Medical, Inc.†	15,970	427,996
NuVasive, Inc.†	24,394	1,663,671
Pulmonx Corp.†	5,511	236,532
Silk Road Medical, Inc.†	12,959	629,548
Stereotaxis, Inc.†	20,982	168,276

		5,303,478

Medical Labs & Testing Services — 0.6%
Avalon GloboCare Corp.†#	9,533	10,867
Centogene NV†#	4,038	39,613
Dyadic International, Inc.†#	9,153	34,507
Fulgent Genetics, Inc.†#	6,434	476,566
Invitae Corp.†#	57,560	1,656,577
MEDNAX, Inc.†	35,396	1,131,964
Medpace Holdings, Inc.†	13,107	2,189,655
OPKO Health, Inc.†#	188,802	721,224
Ortho Clinical Diagnostics Holdings PLC†	41,885	860,737
Personalis, Inc.†	12,508	281,305
SI-BONE, Inc.†	13,711	413,661

215

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PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Labs & Testing Services (continued)
Vapotherm, Inc.†#	9,312	$184,191
Viemed Healthcare, Inc.†	16,570	129,412

		8,130,279

Medical Laser Systems — 0.0%
Cutera, Inc.†#	8,207	314,985

Medical Products — 2.1%
Accuray, Inc.†#	43,612	185,787
Acutus Medical, Inc.†#	6,842	111,319
Alphatec Holdings, Inc.†	26,138	379,001
Apria, Inc.†	3,594	109,437
AtriCure, Inc.†	20,755	1,551,021
Atrion Corp.	670	416,070
Avanos Medical, Inc.†	22,604	906,420
AxoGen, Inc.†	17,647	358,234
Axonics, Inc.†	14,361	828,486
Bellerophon Therapeutics, Inc.†	2,129	8,814
BioSig Technologies, Inc.†#	11,839	42,857
Bioventus, Inc., Class A†	3,642	64,755
Cardiovascular Systems, Inc.†	18,644	730,658
Castle Biosciences, Inc.†	6,914	414,356
Cerus Corp.†	77,938	451,261
CryoLife, Inc.†	17,996	518,465
CytoSorbents Corp.†#	19,499	157,747
Eargo, Inc.†	3,864	131,453
Electromed, Inc.†	3,350	33,031
FONAR Corp.†	2,992	54,155
Glaukos Corp.†	20,269	1,491,393
Hanger, Inc.†	17,573	453,911
Inari Medical, Inc.†#	7,862	683,601
InfuSystem Holdings, Inc.†	6,943	128,446
Inogen, Inc.†	8,745	540,528
Inspire Medical Systems, Inc.†	12,426	2,414,372
Integer Holdings Corp.†	15,529	1,404,909
Intersect ENT, Inc.†	15,438	272,481
Invacare Corp.†	16,033	128,264
iRadimed Corp.†	2,794	77,701
iRhythm Technologies, Inc.†	13,715	1,034,934
LeMaitre Vascular, Inc.	7,885	403,791
LivaNova PLC†	23,191	1,937,376
Lucira Health, Inc.†#	4,959	24,497
Luminex Corp.	20,411	752,962
NanoString Technologies, Inc.†	20,952	1,162,627
Nemaura Medical, Inc.†#	3,509	47,758
Nevro Corp.†	16,141	2,432,449
Omnicell, Inc.†	20,161	2,802,379
Orthofix Medical, Inc.†	8,862	360,683
OrthoPediatrics Corp.†	6,224	351,594
PAVmed, Inc.†	29,632	157,050
Pulse Biosciences, Inc.†#	6,739	121,572
Repro-Med Systems, Inc.†#	12,796	54,639
SeaSpine Holdings Corp.†	12,559	255,952
Shockwave Medical, Inc.†	13,502	2,429,010
Sientra, Inc.†#	24,590	171,146
Soleno Therapeutics, Inc.†#	28,273	29,121
Soliton, Inc.†	3,300	73,524
Surgalign Holdings, Inc.†	47,123	92,361
Surmodics, Inc.†	6,352	336,974
Tactile Systems Technology, Inc.†	8,717	468,713
Talis Biomedical Corp.†	6,283	61,196
Venus Concept, Inc.†#	12,063	24,609
Zynex, Inc.†	8,852	134,727

		30,770,577

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene — 7.4%
4D Molecular Therapeutics, Inc.†	3,693	$98,086
89bio, Inc.†#	3,952	74,693
Abeona Therapeutics, Inc.†#	28,665	47,297
ADMA Biologics, Inc.†#	31,284	54,747
Adverum Biotechnologies, Inc.†	42,252	146,192
Affimed NV†	53,561	475,086
Agenus, Inc.†	74,647	317,996
Akero Therapeutics, Inc.†#	6,427	168,259
Akouos, Inc.†#	11,625	151,823
Albireo Pharma, Inc.†	8,040	268,938
Alder Biopharmaceuticals, Inc. CVR†(1)	37,741	33,212
Aligos Therapeutics, Inc.†	4,966	138,452
Allakos, Inc.†	12,447	1,262,624
Allogene Therapeutics, Inc.†	25,592	657,714
ALX Oncology Holdings, Inc.†	8,281	468,373
Amicus Therapeutics, Inc.†	122,063	1,130,303
AnaptysBio, Inc.†	10,163	242,591
Anavex Life Sciences Corp.†#	27,719	345,102
Angion Biomedica Corp.†	2,756	42,553
ANI Pharmaceuticals, Inc.†	4,466	153,407
Annexon, Inc.†	12,659	267,358
Apellis Pharmaceuticals, Inc.†	28,506	1,604,318
Applied Genetic Technologies Corp.†	20,336	81,547
Applied Molecular Transport, Inc.†#	10,538	505,192
Applied Therapeutics, Inc.†#	7,349	141,321
Aprea Therapeutics, Inc.†#	3,413	14,403
Aptinyx, Inc.†#	16,195	41,135
Aravive, Inc.†#	5,771	29,605
Arcturus Therapeutics Holdings, Inc.†#	9,559	279,314
Arcus Biosciences, Inc.†	20,008	496,599
Arcutis Biotherapeutics, Inc.†	10,971	289,086
Ardelyx, Inc.†	35,140	251,251
Arena Pharmaceuticals, Inc.†	27,600	1,686,636
Arrowhead Pharmaceuticals, Inc.†	48,592	3,527,779
Assembly Biosciences, Inc.†#	14,567	57,831
Atara Biotherapeutics, Inc.†	38,060	516,094
Atea Pharmaceuticals, Inc.†	6,884	140,571
Athersys, Inc.†#	82,326	137,484
Athira Pharma, Inc.†	6,588	131,365
Atreca, Inc., Class A†#	13,674	123,339
AVEO Pharmaceuticals, Inc.†	10,364	75,657
Avid Bioservices, Inc.†	28,686	610,438
Avidity Biosciences, Inc.†#	14,472	343,565
Avrobio, Inc.†	16,867	151,634
Axsome Therapeutics, Inc.†#	13,151	798,397
Aziyo Biologics, Inc., Class A†#	1,057	13,265
Beam Therapeutics, Inc.†#	18,939	1,481,598
BioAtla, Inc.†	5,497	236,646
BioCryst Pharmaceuticals, Inc.†	83,847	1,322,267
Biodesix, Inc.†	1,442	20,837
Biohaven Pharmaceutical Holding Co., Ltd.†	22,838	1,986,906
Black Diamond Therapeutics, Inc.†	8,583	112,609
Blueprint Medicines Corp.†	26,269	2,399,673
Bolt Biotherapeutics, Inc.†	6,021	105,428
BrainStorm Cell Therapeutics, Inc.†#	14,477	51,828
Bridgebio Pharma, Inc.†#	44,658	2,643,754
C4 Therapeutics, Inc.†	5,066	187,189
Cabaletta Bio, Inc.†#	6,128	69,492
Calithera Biosciences, Inc.†#	31,218	71,177
Cara Therapeutics, Inc.†#	19,539	265,535
CASI Pharmaceuticals, Inc.†#	31,379	50,206
Catabasis Pharmaceuticals, Inc.†#	9,611	19,606
CEL-SCI Corp.†#	16,804	361,454
Cerecor, Inc.†#	20,421	53,911
Champions Oncology, Inc.†	3,213	30,234
Checkmate Pharmaceuticals, Inc.†#	4,249	28,723

216

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
ChemoCentryx, Inc.†	23,538	$238,911
Chinook Therapeutics, Inc.†	6,302	103,983
ChromaDex Corp.†#	19,571	162,439
Codiak Biosciences, Inc.†	3,053	69,059
Cohbar, Inc.†#	16,453	20,566
Constellation Pharmaceuticals, Inc.†#	14,569	288,612
ContraFect Corp.†	11,601	46,868
Cortexyme, Inc.†#	7,466	308,868
Crinetics Pharmaceuticals, Inc.†#	12,844	225,412
Cue Biopharma, Inc.†#	14,020	201,047
Cullinan Oncology, Inc.†	6,230	185,218
Cymabay Therapeutics, Inc.†#	32,880	139,082
CytomX Therapeutics, Inc.†	29,237	209,337
Decibel Therapeutics, Inc.†	3,384	30,287
Deciphera Pharmaceuticals, Inc.†	18,321	618,151
Denali Therapeutics, Inc.†	29,850	1,898,161
Dicerna Pharmaceuticals, Inc.†	31,307	1,020,608
Dynavax Technologies Corp.†#	50,435	413,567
Dyne Therapeutics, Inc.†	7,647	146,134
Editas Medicine, Inc.†	31,688	1,075,808
Eiger BioPharmaceuticals, Inc.†#	14,520	114,127
Emergent BioSolutions, Inc.†	21,422	1,299,244
Enochian Biosciences, Inc.†#	6,547	26,646
Enzo Biochem, Inc.†	21,086	64,945
Epizyme, Inc.†	42,340	348,458
Esperion Therapeutics, Inc.†	12,289	244,674
Evelo Biosciences, Inc.†#	10,931	146,694
Evolus, Inc.†	10,334	111,814
Exagen, Inc.†	2,267	32,305
Exicure, Inc.†#	28,150	47,011
Fate Therapeutics, Inc.†	36,147	2,768,860
FibroGen, Inc.†	39,990	849,788
Forma Therapeutics Holdings, Inc.†	14,346	402,692
Frequency Therapeutics, Inc.†	11,921	105,501
Galera Therapeutics, Inc.†#	4,150	35,566
Generation Bio Co.†	19,125	655,223
Genprex, Inc.†#	13,802	51,619
Geron Corp.†#	136,372	188,193
GlycoMimetics, Inc.†#	17,588	44,849
Gossamer Bio, Inc.†#	26,895	227,801
Halozyme Therapeutics, Inc.†	63,122	2,613,882
Harvard Bioscience, Inc.†	18,171	127,197
Homology Medicines, Inc.†	16,134	107,130
iBio, Inc.†	101,599	147,319
IGM Biosciences, Inc.†	3,554	265,306
Immunic, Inc.†	2,643	35,707
ImmunityBio, Inc.†	14,962	262,583
ImmunoGen, Inc.†	91,049	562,683
Immunome, Inc.†	992	20,753
Immunovant, Inc.†	17,798	269,818
Inhibrx, Inc.†	3,858	81,635
Innoviva, Inc.†	30,114	405,033
Inovio Pharmaceuticals, Inc.†#	87,913	663,743
Inozyme Pharma, Inc.†	5,710	93,416
Insmed, Inc.†	48,058	1,182,227
Intercept Pharmaceuticals, Inc.†#	12,307	204,665
Intra-Cellular Therapies, Inc.†	31,494	1,241,179
iTeos Therapeutics, Inc.†	9,368	192,419
IVERIC bio, Inc.†	38,132	269,593
Kadmon Holdings, Inc.†#	81,887	314,446
Kaleido Biosciences, Inc.†	6,484	46,555
Karuna Therapeutics, Inc.†	7,499	838,538
Karyopharm Therapeutics, Inc.†	33,648	312,253
Keros Therapeutics, Inc.†	6,296	343,510
Kezar Life Sciences, Inc.†	14,858	84,988

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Kindred Biosciences, Inc.†#	17,684	$85,414
Kiniksa Pharmaceuticals, Ltd., Class A†	12,689	172,951
Kinnate Biopharma, Inc.†	6,415	150,624
Kodiak Sciences, Inc.†#	15,630	1,306,981
Kronos Bio, Inc.†#	7,064	172,432
Krystal Biotech, Inc.†	7,154	466,727
Kymera Therapeutics, Inc.†	4,786	230,159
Lexicon Pharmaceuticals, Inc.†	23,605	103,626
Ligand Pharmaceuticals, Inc.†	6,848	806,010
Liquidia Corp.†#	12,859	38,706
LogicBio Therapeutics, Inc.†#	7,785	34,020
Lyra Therapeutics, Inc.†	3,229	23,184
MacroGenics, Inc.†	26,027	837,809
Magenta Therapeutics, Inc.†	9,826	121,351
Marker Therapeutics, Inc.†	14,457	42,070
MEI Pharma, Inc.†	52,059	149,930
MeiraGTx Holdings PLC†	11,324	156,158
Mersana Therapeutics, Inc.†	25,268	361,838
Metacrine, Inc.†	3,138	12,929
Mirati Therapeutics, Inc.†	20,309	3,211,868
Molecular Templates, Inc.†#	12,568	112,358
Mustang Bio, Inc.†	23,899	80,062
Myriad Genetics, Inc.†	33,792	968,141
NeoGenomics, Inc.†	51,578	2,116,245
NextCure, Inc.†#	7,822	61,403
NGM Biopharmaceuticals, Inc.†	12,212	183,913
Nkarta, Inc.†	9,664	235,318
Novavax, Inc.†	29,260	4,319,361
Nurix Therapeutics, Inc.†	11,364	317,056
Olema Pharmaceuticals, Inc.†	5,758	160,994
Omeros Corp.†#	28,053	426,125
Oncocyte Corp.†#	33,832	149,537
Oncorus, Inc.†	3,562	61,266
Oncternal Therapeutics, Inc. CVR†#(1)	368	754
Organogenesis Holdings, Inc.†	11,615	207,095
Orgenesis, Inc.†#	8,945	43,204
Osmotica Pharmaceuticals PLC†#	6,027	17,539
Ovid therapeutics, Inc.†	22,583	93,719
Oyster Point Pharma, Inc.†#	2,874	51,502
Pacific Biosciences of California, Inc.†	86,569	2,341,691
Phathom Pharmaceuticals, Inc.†	5,495	194,248
Pieris Pharmaceuticals, Inc.†#	25,192	86,660
Pliant Therapeutics Inc†#	11,401	342,714
Poseida Therapeutics, Inc.†#	15,716	132,800
Praxis Precision Medicines, Inc.†	5,235	102,554
Precigen, Inc.†	33,216	219,226
Precision BioSciences, Inc.†#	22,068	232,376
Prelude Therapeutics Inc†#	4,704	163,511
Protara Therapeutics, Inc.†	1,836	17,405
Prothena Corp. PLC†	14,604	425,999
Provention Bio, Inc.†#	25,187	191,673
PTC Therapeutics, Inc.†	29,334	1,151,946
Puma Biotechnology, Inc.†	14,645	154,505
Radius Health, Inc.†#	21,578	416,240
RAPT Therapeutics, Inc.†#	5,208	100,514
REGENXBIO, Inc.†	18,360	647,557
Relay Therapeutics, Inc.†	21,766	699,124
Replimune Group, Inc.†	11,424	445,193
REVOLUTION Medicines, Inc.†	20,275	606,425
Rigel Pharmaceuticals, Inc.†#	80,659	300,051
Rocket Pharmaceuticals, Inc.†#	17,748	754,290
Rubius Therapeutics, Inc.†	17,013	415,628
Sangamo Therapeutics, Inc.†	54,658	589,213
Satsuma Pharmaceuticals, Inc.†	4,363	22,775
Savara, Inc.†	22,856	41,141
Scholar Rock Holding Corp.†	12,141	326,229

217

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Scopus Biopharma, Inc.†#	2,632	$18,635
Seer, Inc.†	6,873	203,303
Selecta Biosciences, Inc.†	32,189	139,700
Sensei Biotherapeutics, Inc.†	3,617	44,959
Shattuck Labs, Inc.†	6,220	168,811
Sigilon Therapeutics, Inc.†	3,665	42,771
Silverback Therapeutics, Inc.†	6,021	165,758
Solid Biosciences, Inc.†	13,346	50,715
Sorrento Therapeutics, Inc.†#	118,808	893,436
SpringWorks Therapeutics, Inc.†	11,406	930,045
Spruce Biosciences, Inc.†#	3,307	46,728
SQZ Biotechnologies Co.†#	2,454	33,301
Stoke Therapeutics, Inc.†	6,439	255,371
Strongbridge Biopharma PLC†#	20,897	52,660
Sutro Biopharma, Inc.†	15,428	287,115
Syndax Pharmaceuticals, Inc.†	14,762	271,178
Tarsus Pharmaceuticals, Inc.†	2,953	98,394
Taysha Gene Therapies, Inc.†	4,120	92,700
TCR2 Therapeutics, Inc.†	13,739	263,102
Tela Bio, Inc.†#	3,257	44,751
Terns Pharmaceuticals, Inc.†	4,133	70,716
TG Therapeutics, Inc.†	57,747	2,013,638
Theravance Biopharma, Inc.†#	22,143	382,631
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
Translate Bio, Inc.†#	32,355	582,714
TransMedics Group, Inc.†	11,935	306,013
Travere Therapeutics, Inc.†	26,264	398,425
Turning Point Therapeutics, Inc.†	17,723	1,172,908
Twist Bioscience Corp.†	22,292	2,392,155
Tyme Technologies, Inc.†#	32,976	50,783
Ultragenyx Pharmaceutical, Inc.†	30,169	3,068,489
UNITY Biotechnology, Inc.†#	16,819	75,349
UroGen Pharma, Ltd.†#	9,200	162,104
Vaxart, Inc.†#	24,870	164,639
VBI Vaccines, Inc.†#	85,539	276,291
Veracyte, Inc.†	31,458	1,228,435
Verastem, Inc.†	80,981	313,396
Vericel Corp.†	21,585	1,219,552
Veru, Inc.†	25,955	229,183
Viking Therapeutics, Inc.†#	31,123	163,085
Vir Biotechnology, Inc.†#	25,432	1,065,855
VolitionRX, Ltd.†#	14,046	49,021
Vor BioPharma, Inc.†	5,416	114,278
VYNE Therapeutics, Inc.†#	17,231	68,062
WaVe Life Sciences, Ltd.†	15,559	106,424
X4 Pharmaceuticals, Inc.†#	7,631	72,495
XBiotech, Inc.†	6,870	118,508
Xencor, Inc.†	26,321	1,012,306
XOMA Corp.†#	2,887	85,080
Y-mAbs Therapeutics, Inc.†	14,483	518,926
Zeneca, Inc. CVR†(1)	3,950	2,429
Zentalis Pharmaceuticals, Inc.†	13,646	762,129
ZIOPHARM Oncology, Inc.†#	101,191	307,621

		107,815,551

Medical - Drugs — 1.6%
AcelRx Pharmaceuticals, Inc.†#	47,654	66,239
Aduro Biotech Holding, Inc. CVR†(1)	6,346	0
Aeglea BioTherapeutics, Inc.†	21,428	141,639
Aerie Pharmaceuticals, Inc.†#	17,413	283,658
Agile Therapeutics, Inc.†#	32,235	51,898
Alector, Inc.†	21,972	391,102
Allovir, Inc.†	14,052	329,379
Amphastar Pharmaceuticals, Inc.†	17,296	327,240
Aquestive Therapeutics, Inc.†	9,432	34,993

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Athenex, Inc.†	33,643	$157,786
Avenue Therapeutics, Inc.†#	3,163	15,688
Axcella Health, Inc.†	7,350	23,446
Aytu BioPharma, Inc.†#	10,388	52,771
Beyond Air, Inc.†#	7,849	38,853
Beyondspring, Inc.†	9,025	93,589
Bioxcel Therapeutics, Inc.†#	6,066	200,360
Cassava Sciences, Inc.†#	15,518	836,731
Catalyst Biosciences, Inc.†	14,608	62,376
Catalyst Pharmaceuticals, Inc.†	46,072	254,778
Checkpoint Therapeutics, Inc.†#	24,567	65,840
Chiasma, Inc.†#	23,784	100,606
Chimerix, Inc.†	28,247	220,892
Cidara Therapeutics, Inc.†#	17,102	34,546
Clovis Oncology, Inc.†#	39,365	201,942
Coherus Biosciences, Inc.†	27,924	367,480
Collegium Pharmaceutical, Inc.†#	16,295	389,288
Concert Pharmaceuticals, Inc.†	14,032	56,409
Corbus Pharmaceuticals Holdings, Inc.†#	36,459	79,116
Corcept Therapeutics, Inc.†	46,192	997,747
Cyclerion Therapeutics, Inc.†#	10,513	34,062
Cytokinetics, Inc.†	31,499	687,623
Durect Corp.†#	105,855	174,661
Eagle Pharmaceuticals, Inc.†	4,928	195,247
Eloxx Pharmaceuticals, Inc.†#	12,648	19,731
Enanta Pharmaceuticals, Inc.†	9,139	444,704
Eton Pharmaceuticals, Inc.†#	8,106	57,228
Foghorn Therapeutics, Inc.†	3,414	35,540
Fortress Biotech, Inc.†#	31,729	127,868
Fulcrum Therapeutics, Inc.†#	8,084	72,190
Galectin Therapeutics, Inc.†#	17,654	70,086
Graybug Vision, Inc.†#	3,100	12,338
Gritstone bio, Inc.†#	14,289	131,459
Harmony Biosciences Holdings, Inc.†	2,948	94,218
Harpoon Therapeutics, Inc.†	6,431	132,607
Harrow Health, Inc.†#	10,623	97,732
Hookipa Pharma, Inc.†	6,824	113,893
Ideaya Biosciences, Inc.†	8,379	168,837
IMARA, Inc.†#	3,634	26,419
Intellia Therapeutics, Inc.†	26,040	1,951,438
Ironwood Pharmaceuticals, Inc.†	75,746	876,381
Jounce Therapeutics, Inc.†	8,191	64,299
Kala Pharmaceuticals, Inc.†#	18,788	106,152
KalVista Pharmaceuticals, Inc.†	9,044	244,188
Kura Oncology, Inc.†	29,712	661,092
Landos Biopharma, Inc.†	2,995	32,885
Lannett Co., Inc.†#	15,584	67,011
Madrigal Pharmaceuticals, Inc.†	4,153	466,382
Marinus Pharmaceuticals, Inc.†#	13,827	232,570
MediciNova, Inc.†#	20,389	86,042
Minerva Neurosciences, Inc.†	16,820	49,619
Mirum Pharmaceuticals, Inc.†#	2,842	47,007
Morphic Holding, Inc.†	6,612	326,368
Neoleukin Therapeutics, Inc.†	15,291	153,369
NeuBase Therapeutics, Inc.†#	7,970	41,205
NeuroBo Pharmaceuticals, Inc.†#	3,197	9,016
NexImmune, Inc.†	3,039	56,465
Ocular Therapeutix, Inc.†	34,596	503,718
Odonate Therapeutics, Inc.†#	7,451	25,780
Optinose, Inc.†#	16,591	52,925
ORIC Pharmaceuticals, Inc.†	10,756	245,775
Pacira BioSciences, Inc.†	20,240	1,227,961
Paratek Pharmaceuticals, Inc.†#	20,702	170,170
Passage Bio, Inc.†	13,650	180,862
PhaseBio Pharmaceuticals, Inc.†#	7,241	24,475
Phibro Animal Health Corp., Class A	9,684	272,992

218

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
PMV Pharmaceuticals Inc†	6,485	$223,084
Prestige Consumer Healthcare, Inc.†	23,887	1,191,245
Progenics Pharmaceuticals, Inc. CVR†(1)	41,888	0
Protagonist Therapeutics, Inc.†	16,718	586,969
Relmada Therapeutics, Inc.†#	6,958	240,677
Rhythm Pharmaceuticals, Inc.†	18,090	354,745
Rockwell Medical, Inc.†#	33,078	28,781
scPharmaceuticals, Inc.†#	3,322	18,803
Seres Therapeutics, Inc.†	26,217	553,441
SIGA Technologies, Inc.†	24,743	174,438
Spectrum Pharmaceuticals, Inc.†	68,470	236,221
Spero Therapeutics, Inc.†#	9,705	140,722
Supernus Pharmaceuticals, Inc.†	23,157	691,236
Syros Pharmaceuticals, Inc.†	22,398	144,467
TherapeuticsMD, Inc.†#	160,086	193,704
Tricida, Inc.†#	13,421	61,871
Vanda Pharmaceuticals, Inc.†	25,510	451,272
Vaxcyte, Inc.†	13,752	289,755
Verrica Pharmaceuticals, Inc.†#	5,905	66,490
Voyager Therapeutics, Inc.†#	12,267	52,257
vTv Therapeutics, Inc., Class A†	5,625	13,837
Xeris Pharmaceuticals, Inc.†#	21,817	68,069
Zogenix, Inc.†	26,384	463,039

		22,994,105

Medical - Generic Drugs — 0.2%
Amneal Pharmaceuticals, Inc.†	47,079	266,467
Arvinas, Inc.†	17,169	1,248,873
Endo International PLC†	107,522	631,154

		2,146,494

Medical - HMO — 0.1%
Magellan Health, Inc.†	11,513	1,084,410
Ontrak, Inc.†	3,785	114,988
Tivity Health, Inc.†	20,571	538,960
Triple-S Management Corp., Class B†	10,762	272,279

		2,010,637

Medical - Hospitals — 0.5%
Community Health Systems, Inc.†	40,450	577,221
Select Medical Holdings Corp.	51,559	2,065,969
Surgery Partners, Inc.†	12,269	718,105
Tenet Healthcare Corp.†	49,604	3,319,004

		6,680,299

Medical - Nursing Homes — 0.2%
Ensign Group, Inc.	24,540	2,041,728
National HealthCare Corp.	5,955	435,966

		2,477,694

Medical - Outpatient/Home Medical — 0.4%
Addus HomeCare Corp.†	7,042	677,229
Joint Corp.†	6,298	447,662
LHC Group, Inc.†	14,411	2,836,805
ModivCare, Inc.†	5,739	844,953
Pennant Group, Inc.†	12,100	414,667

		5,221,316

Medical - Wholesale Drug Distribution — 0.3%
AdaptHealth Corp.†	35,644	933,516
Covetrus, Inc.†	55,166	1,530,305
Evofem Biosciences, Inc.†#	36,400	31,304
Owens & Minor, Inc.	34,474	1,541,333
PetIQ, Inc.†#	10,148	417,083

		4,453,541

Security Description	Shares	Value (Note 2)

Metal Processors & Fabrication — 0.7%
AZZ, Inc.	11,993	$641,506
Helios Technologies, Inc.	14,751	1,048,059
Lawson Products, Inc.†	2,099	126,990
LB Foster Co., Class A†	4,790	86,172
Mayville Engineering Co., Inc.†	3,492	67,884
Mueller Industries, Inc.	26,541	1,232,299
Park-Ohio Holdings Corp.	4,143	152,835
Proto Labs, Inc.†	12,693	1,134,627
RBC Bearings, Inc.†	11,698	2,290,351
Rexnord Corp.	57,172	2,856,885
Standex International Corp.	5,836	581,499
Tredegar Corp.	12,413	189,174

		10,408,281

Metal Products - Distribution — 0.1%
Olympic Steel, Inc.	4,335	154,976
Ryerson Holding Corp.†	7,599	125,839
Worthington Industries, Inc.	16,567	1,099,552

		1,380,367

Metal Products - Fasteners — 0.0%
Eastern Co.	2,559	81,581

Metal - Aluminum — 0.5%
Alcoa Corp.†	88,928	3,527,774
Arconic Corp.†	47,247	1,708,924
Century Aluminum Co.†	23,976	326,313
Kaiser Aluminum Corp.	7,462	965,508

		6,528,519

Metal - Diversified — 0.0%
Ferroglobe Representation & Warranty Trust†(1)	36,833	0

Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.	35,175	1,603,980
John Bean Technologies Corp.	14,867	2,141,294

		3,745,274

Motion Pictures & Services — 0.0%
Eros STX Global Corp.†#	77,017	92,421
IMAX Corp.†	23,489	507,597

		600,018

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	20,657	546,791

Multimedia — 0.1%
E.W. Scripps Co., Class A	26,609	564,377
Entravision Communications Corp., Class A	27,924	130,405
Media General, Inc. CVR†#(1)	61,443	0

		694,782

Networking Products — 0.3%
A10 Networks, Inc.†	28,442	276,741
Calix, Inc.†	24,984	1,107,041
Extreme Networks, Inc.†	57,422	656,908
Infinera Corp.†	77,884	747,686
Inseego Corp.†#	33,253	285,976
NeoPhotonics Corp.†	23,563	240,578
NETGEAR, Inc.†	14,230	553,262

		3,868,192

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	3,972	307,830

Non-Ferrous Metals — 0.1%
Energy Fuels, Inc.†#	63,264	410,583
Uranium Energy Corp.†#	92,551	289,685

		700,268

219

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Non-Hazardous Waste Disposal — 0.2%
Casella Waste Systems, Inc., Class A†	23,144	$1,560,600
Covanta Holding Corp.	56,283	833,551

		2,394,151

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	82,258	689,322

Office Furnishings - Original — 0.2%
CompX International, Inc.	785	17,411
HNI Corp.	20,243	923,486
Interface, Inc.	27,683	452,340
Kimball International, Inc., Class B	17,110	227,905
Knoll, Inc.	23,778	618,228
Steelcase, Inc., Class A	40,956	592,634

		2,832,004

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	43,846	399,437

Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd.†	3,336	312,316
Patterson-UTI Energy, Inc.	86,944	727,721
Transocean, Ltd.†#	277,597	1,049,317

		2,089,354

Oil Companies - Exploration & Production — 1.2%
Antero Resources Corp.†	115,236	1,487,697
Berry Corp.	32,145	204,442
Bonanza Creek Energy, Inc.†	9,999	429,557
Brigham Minerals, Inc., Class A	20,131	365,176
CNX Resources Corp.†	103,540	1,410,215
Comstock Resources, Inc.†	11,594	65,274
Contango Oil & Gas Co.†#	54,453	237,415
DLB Oil & Gas, Inc.†(1)	3,000	0
Earthstone Energy, Inc., Class A†	11,179	107,430
Evolution Petroleum Corp.	14,731	54,357
Falcon Minerals Corp.	18,127	84,472
Goodrich Petroleum Corp.†	4,382	48,509
Kosmos Energy, Ltd.†	191,372	608,563
Magnolia Oil & Gas Corp., Class A†	58,848	760,316
Matador Resources Co.	52,378	1,604,862
Ovintiv, Inc.	124,287	3,309,763
PDC Energy, Inc.†	47,368	1,999,877
Penn Virginia Corp.†	7,253	139,838
PrimeEnergy Resources Corp.†#	247	10,196
Range Resources Corp.†	101,657	1,378,469
SM Energy Co.	54,178	1,078,142
Southwestern Energy Co.†	307,256	1,588,514
Talos Energy, Inc.†	6,514	92,369
Tellurian, Inc.†	79,793	347,898
W&T Offshore, Inc.†	44,753	167,376
Whiting Petroleum Corp.†	570	26,100

		17,606,827

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	16,586	556,129
Exterran Corp.†	12,370	58,386
US Silica Holdings, Inc.†	35,000	359,100

		973,615

Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	1,042	28,259
CVR Energy, Inc.	14,053	291,600
Delek US Holdings, Inc.	29,659	661,099
Par Pacific Holdings, Inc.†	18,995	264,410
PBF Energy, Inc., Class A†	45,837	739,809

Security Description	Shares	Value (Note 2)

Oil Refining & Marketing (continued)
Trecora Resources†	11,468	$93,923

		2,079,100

Oil-Field Services — 0.5%
Archrock, Inc.	61,598	566,702
Bristow Group, Inc.†	3,075	83,886
ChampionX Corp.†	88,201	2,337,326
DMC Global, Inc.†	6,904	365,705
Frank’s International NV†	73,557	247,152
Helix Energy Solutions Group, Inc.†	67,726	354,207
Liberty Oilfield Services, Inc., Class A†	39,325	588,302
Matrix Service Co.†	12,456	135,770
MRC Global, Inc.†	37,298	400,580
National Energy Services Reunited Corp.†#	9,807	125,824
Newpark Resources, Inc.†	42,621	142,354
NexTier Oilfield Solutions, Inc.†	76,813	326,455
NOW, Inc.†	51,999	544,430
Oceaneering International, Inc.†	47,118	672,374
Oil States International, Inc.†	28,581	183,776
ProPetro Holding Corp.†	38,046	378,177
RPC, Inc.†	27,279	133,940
Select Energy Services, Inc., Class A†	27,972	158,881
Solaris Oilfield Infrastructure, Inc., Class A	13,674	136,603

		7,882,444

Optical Supplies — 0.2%
STAAR Surgical Co.†#	21,745	3,175,422

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	7,636	217,855
Domtar Corp.†	26,088	1,414,752
Glatfelter Corp.	20,799	306,993
Neenah, Inc.	7,962	421,429
Schweitzer-Mauduit International, Inc.	14,739	602,972
Verso Corp., Class A	14,867	252,888

		3,216,889

Pastoral & Agricultural — 0.4%
Darling Ingredients, Inc.†	76,382	5,229,112

Patient Monitoring Equipment — 0.1%
CareDx, Inc.†	23,833	1,916,173

Pharmacy Services — 0.1%
Option Care Health, Inc.†	40,646	745,448

Physical Therapy/Rehabilitation Centers — 0.1%
U.S. Physical Therapy, Inc.	6,020	700,487

Physicians Practice Management — 0.1%
Accolade, Inc.†	15,201	767,498

Pipelines — 0.0%
Golar LNG, Ltd.†	48,577	616,928
NextDecade Corp.†	9,976	19,254

		636,182

Pollution Control — 0.0%
Advanced Emissions Solutions, Inc.†	7,523	59,732
CECO Environmental Corp.†	14,701	112,169

		171,901

Poultry — 0.1%
Sanderson Farms, Inc.	9,568	1,557,192

Power Converter/Supply Equipment — 0.0%
Powell Industries, Inc.	4,257	146,271

Precious Metals — 0.2%
Coeur Mining, Inc.†	114,952	1,195,501
Hecla Mining Co.	247,750	2,229,750

		3,425,251

220

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Printing - Commercial — 0.1%
Cimpress PLC†	8,442	$838,375
Deluxe Corp.	19,820	902,999
Ennis, Inc.	12,163	254,937
Quad/Graphics, Inc.†	15,775	52,215

		2,048,526

Private Corrections — 0.0%
CoreCivic, Inc.†	56,783	444,611

Professional Sports — 0.0%
Liberty Media Corp.—Liberty Braves, Series A†#	4,756	132,788
Liberty Media Corp.—Liberty Braves, Series C†	17,238	471,459

		604,247

Protection/Safety — 0.2%
Alarm.com Holdings, Inc.†	22,558	1,847,049
Genasys, Inc.†	15,795	86,083
ShotSpotter, Inc.†#	3,819	155,471
Vivint Smart Home, Inc.†	37,938	527,718

		2,616,321

Publishing - Books — 0.1%
Gannett Co, Inc.†	63,175	324,088
Houghton Mifflin Harcourt Co.†	50,103	498,024
Scholastic Corp.	13,790	464,447

		1,286,559

Publishing - Newspapers — 0.1%
TEGNA, Inc.	104,139	2,019,255

Publishing - Periodicals — 0.0%
Meredith Corp.†	18,825	634,026
Value Line, Inc.	488	15,079

		649,105

Quarrying — 0.1%
Compass Minerals International, Inc.	16,215	1,133,428

Racetracks — 0.7%
Churchill Downs, Inc.	18,044	3,600,319
Penn National Gaming, Inc.†#	73,966	6,062,993

		9,663,312

Radio — 0.1%
Entercom Communications Corp.†	55,670	242,164
iHeartMedia, Inc., Class A†	29,008	673,276
Saga Communications, Inc., Class A†	1,800	42,498

		957,938

Real Estate Investment Trusts — 6.0%
Acadia Realty Trust	40,269	873,837
Agree Realty Corp.	29,568	2,078,039
Alexander & Baldwin, Inc.	34,220	657,366
Alexander’s, Inc.	1,017	275,770
Alpine Income Property Trust, Inc.	3,176	57,899
American Assets Trust, Inc.	23,891	873,216
American Finance Trust, Inc.	51,836	471,708
Apollo Commercial Real Estate Finance, Inc.	66,923	1,047,345
Arbor Realty Trust, Inc.	54,788	999,333
Ares Commercial Real Estate Corp.	14,601	221,497
Armada Hoffler Properties, Inc.	27,309	362,390
ARMOUR Residential REIT, Inc.#	30,385	364,316
Blackstone Mtg. Trust, Inc., Class A	66,141	2,118,496
Bluerock Residential Growth REIT, Inc.#	10,501	101,965
Broadmark Realty Capital, Inc.	61,077	628,482
Broadstone Net Lease, Inc.	16,845	367,895
BRT Apartments Corp.#	4,999	89,632

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Capstead Mtg. Corp.	45,254	$291,888
CareTrust REIT, Inc.	45,357	1,055,911
CatchMark Timber Trust, Inc., Class A	23,136	276,475
Centerspace	6,175	439,598
Chatham Lodging Trust†	22,003	289,780
Cherry Hill Mtg. Investment Corp.#	7,214	70,842
Chimera Investment Corp.	91,122	1,287,554
CIM Commercial Trust Corp.#	5,343	64,009
City Office REIT, Inc.	20,324	234,946
Clipper Realty, Inc.	7,054	57,137
Colony Capital, Inc.†#	228,002	1,566,374
Colony Credit Real Estate, Inc.	39,909	377,140
Columbia Property Trust, Inc.	54,367	950,879
Community Healthcare Trust, Inc.	10,576	500,033
CorEnergy Infrastructure Trust, Inc.#	6,515	39,676
CorePoint Lodging, Inc.†	18,637	195,502
CTO Realty Growth, Inc.	2,831	149,533
DiamondRock Hospitality Co.†	94,821	917,867
Diversified Healthcare Trust	112,591	408,705
Dynex Capital, Inc.	12,092	236,399
Easterly Government Properties, Inc.	38,728	802,832
EastGroup Properties, Inc.	18,583	2,937,601
Ellington Financial, Inc.	19,591	369,878
Ellington Residential Mtg. REIT#	4,279	52,503
Essential Properties Realty Trust, Inc.	49,361	1,263,642
Farmland Partners, Inc.#	12,183	151,435
Four Corners Property Trust, Inc.	34,891	968,574
Franklin Street Properties Corp.	49,314	253,474
GEO Group, Inc.#	55,926	290,256
Getty Realty Corp.	16,570	515,824
Gladstone Commercial Corp.	15,970	346,070
Gladstone Land Corp.	10,167	235,163
Global Medical REIT, Inc.	20,863	300,427
Global Net Lease, Inc.	42,802	836,351
Granite Point Mtg. Trust, Inc.	25,923	372,773
Great Ajax Corp.	9,822	123,757
Healthcare Realty Trust, Inc.	66,440	2,015,790
Hersha Hospitality Trust†	16,160	173,720
Independence Realty Trust, Inc.	48,363	826,040
INDUS Realty Trust, Inc.	1,567	103,203
Industrial Logistics Properties Trust	30,821	772,374
Innovative Industrial Properties, Inc.#	11,129	2,005,780
Invesco Mtg. Capital, Inc.#	110,371	375,261
iStar, Inc.#	34,076	572,818
Kite Realty Group Trust	39,428	835,874
KKR Real Estate Finance Trust, Inc.	13,562	289,956
Ladder Capital Corp.	50,182	587,129
Lexington Realty Trust	129,852	1,607,568
LTC Properties, Inc.#	18,460	723,263
Macerich Co.	71,145	1,131,917
Mack-Cali Realty Corp.	41,216	703,557
MFA Financial, Inc.	215,448	941,508
Monmouth Real Estate Investment Corp.	45,071	849,138
National Health Investors, Inc.	20,673	1,362,557
National Storage Affiliates Trust	29,735	1,370,784
NETSTREIT Corp.	10,531	235,052
New Senior Investment Group, Inc.	38,905	257,940
New York Mtg. Trust, Inc.	179,846	812,904
NexPoint Residential Trust, Inc.	10,505	544,579
Office Properties Income Trust	22,708	663,755
One Liberty Properties, Inc.	7,606	194,333
Orchid Island Capital, Inc.#	40,590	222,027
Pebblebrook Hotel Trust	61,792	1,381,051
PennyMac Mtg. Investment Trust	46,570	912,772
Physicians Realty Trust	99,090	1,796,502
Piedmont Office Realty Trust, Inc., Class A	58,925	1,089,523

221

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Plymouth Industrial REIT, Inc.	11,645	$222,885
PotlatchDeltic Corp.	31,111	1,872,882
Preferred Apartment Communities, Inc., Class A	22,581	221,520
PS Business Parks, Inc.	9,543	1,478,783
QTS Realty Trust, Inc., Class A#	30,429	1,928,590
Ready Capital Corp.	28,209	429,341
Redwood Trust, Inc.	53,194	592,049
Retail Opportunity Investments Corp.	54,926	980,978
Retail Properties of America, Inc., Class A	101,816	1,226,883
Retail Value, Inc.	7,790	136,792
RLJ Lodging Trust	77,930	1,197,784
RPT Realty	38,304	488,376
Ryman Hospitality Properties, Inc.†	23,956	1,794,544
Sabra Health Care REIT, Inc.	97,531	1,703,867
Safehold, Inc.#	8,538	598,514
Saul Centers, Inc.	5,664	251,765
Seritage Growth Properties, Class A†	16,160	272,781
Service Properties Trust	77,841	977,683
SITE Centers Corp.	72,707	1,088,424
STAG Industrial, Inc.#	75,797	2,706,711
Summit Hotel Properties, Inc.†	49,087	471,726
Sunstone Hotel Investors, Inc.†	102,054	1,281,798
Tanger Factory Outlet Centers, Inc.	42,993	753,667
Terreno Realty Corp.	32,102	2,042,329
TPG RE Finance Trust, Inc.	28,485	371,444
Two Harbors Investment Corp.#	130,035	934,952
UMH Properties, Inc.	17,628	373,890
Uniti Group, Inc.	91,748	996,383
Universal Health Realty Income Trust	6,093	421,636
Urban Edge Properties	55,098	1,066,146
Urstadt Biddle Properties, Inc., Class A	14,117	258,059
Washington Real Estate Investment Trust	40,165	949,902
Western Asset Mtg. Capital Corp.#	28,256	93,527
Whitestone REIT	18,912	156,591
Xenia Hotels & Resorts, Inc.†	53,788	1,044,025

		87,565,896

Real Estate Management/Services — 0.5%
Cushman & Wakefield PLC†#	52,467	997,398
eXp World Holdings, Inc.†#	23,606	761,530
Fathom Holdings, Inc.†#	2,269	74,922
Marcus & Millichap, Inc.†	11,056	434,501
Newmark Group, Inc., Class A	68,787	887,352
RE/MAX Holdings, Inc., Class A	8,655	303,011
Realogy Holdings Corp.†#	54,425	963,867
Redfin Corp.†#	47,337	2,794,303
RMR Group, Inc., Class A	7,218	282,368

		7,499,252

Real Estate Operations & Development — 0.2%
Alset EHome International, Inc.†#	1,035	4,212
American Realty Investors, Inc.†#	518	5,517
FRP Holdings, Inc.†	3,080	176,576
Kennedy-Wilson Holdings, Inc.	57,329	1,137,407
Legacy Housing Corp.†#	3,845	73,209
Maui Land & Pineapple Co., Inc.†	3,198	34,091
McGrath RentCorp	11,452	981,780
St. Joe Co.	15,601	729,659
Stratus Properties, Inc.†	2,792	75,859
Transcontinental Realty Investors, Inc.†#	643	18,711

		3,237,021

Recreational Centers — 0.0%
OneSpaWorld Holdings, Ltd.†	21,448	240,432

Security Description	Shares	Value (Note 2)

Recreational Vehicles — 0.1%
Camping World Holdings, Inc., Class A#	15,575	$691,374
Malibu Boats, Inc., Class A†	9,854	772,751
Marine Products Corp.	3,405	55,297
MasterCraft Boat Holdings, Inc.†	8,796	244,177
OneWater Marine, Inc., Class A†	4,828	237,731

		2,001,330

Recycling — 0.1%
Harsco Corp.†	37,118	832,186

Rental Auto/Equipment — 0.6%
Aaron’s Co., Inc.	16,005	575,700
Alta Equipment Group, Inc.†	8,224	120,564
Avis Budget Group, Inc.†	24,994	2,194,973
CAI International, Inc.	7,899	339,025
Custom Truck One Source, Inc.†#	6,294	66,780
Herc Holdings, Inc.†	11,549	1,328,366
Rent-A-Center, Inc.	23,010	1,422,248
Textainer Group Holdings, Ltd.†	23,439	789,894
Triton International, Ltd.	28,688	1,556,324

		8,393,874

Resorts/Theme Parks — 0.3%
Marriott Vacations Worldwide Corp.†	19,223	3,311,931
SeaWorld Entertainment, Inc.†	24,126	1,313,178

		4,625,109

Retail - Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A†	29,584	1,263,237
American Eagle Outfitters, Inc.#	71,595	2,536,611
Boot Barn Holdings, Inc.†	13,553	1,035,314
Buckle, Inc.	13,758	579,487
Caleres, Inc.	17,163	430,448
Cato Corp., Class A†	9,607	148,524
Chico’s FAS, Inc.†	56,418	262,344
Children’s Place, Inc.†	6,713	624,242
Designer Brands, Inc., Class A†	29,267	511,880
Duluth Holdings, Inc., Class B†	5,253	84,573
Express, Inc.†#	30,182	129,481
Genesco, Inc.†	6,866	377,630
Guess?, Inc.	18,871	554,241
Shoe Carnival, Inc.	4,414	297,989
Tilly’s, Inc., Class A†	10,532	143,867
Vera Bradley, Inc.†	9,732	111,723
Winmark Corp.	1,426	279,239

		9,370,830

Retail - Appliances — 0.0%
Conn’s, Inc.†	8,288	192,199

Retail - Automobile — 0.7%
America’s Car-Mart, Inc.†	2,908	478,046
Asbury Automotive Group, Inc.†	9,145	1,813,362
Group 1 Automotive, Inc.	8,268	1,318,581
Lithia Motors, Inc., Class A	13,810	4,860,982
Rush Enterprises, Inc., Class A	19,672	940,321
Rush Enterprises, Inc., Class B	3,117	135,153
Sonic Automotive, Inc., Class A#	11,086	534,678

		10,081,123

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†	57,670	1,614,183

Retail - Building Products — 0.2%
Aspen Aerogels, Inc.†	9,805	198,845
At Home Group, Inc.†	25,753	966,768
Beacon Roofing Supply, Inc.†	25,925	1,468,392
GMS, Inc.†	19,767	905,131

		3,539,136

222

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Computer Equipment — 0.0%
PC Connection, Inc.	5,238	$255,562

Retail - Discount — 0.3%
Big Lots, Inc.	17,627	1,074,189
BJ’s Wholesale Club Holdings, Inc.†	65,012	2,911,888
Citi Trends, Inc.†	4,508	375,697

		4,361,774

Retail - Drug Store — 0.1%
OptimizeRx Corp.†	7,746	380,484
Rite Aid Corp.†	25,989	474,819

		855,303

Retail - Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	13,558	308,851

Retail - Gardening Products — 0.1%
GrowGeneration Corp.†	19,314	857,735

Retail - Hair Salons — 0.0%
Regis Corp.†#	11,176	102,149

Retail - Home Furnishings — 0.4%
Haverty Furniture Cos., Inc.	7,770	356,954
La-Z-Boy, Inc.	21,152	872,097
RH†	7,488	4,800,182

		6,029,233

Retail - Jewelry — 0.1%
Envela Corp.†#	3,667	15,695
Movado Group, Inc.	7,459	206,838
Signet Jewelers, Ltd.†	24,763	1,500,142

		1,722,675

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	10,094	519,134

Retail - Misc./Diversified — 0.6%
Container Store Group, Inc.†	15,059	204,200
Gaia, Inc.†#	5,745	66,700
GameStop Corp., Class A†	27,151	6,027,522
PriceSmart, Inc.	10,797	953,375
Sally Beauty Holdings, Inc.†	53,552	1,167,969

		8,419,766

Retail - Office Supplies — 0.1%
ODP Corp.†	25,206	1,102,510

Retail - Pawn Shops — 0.1%
FirstCash, Inc.	19,312	1,539,553

Retail-Pet Food & Supplies — 0.3%
Freshpet, Inc.†	19,344	3,420,406
PetMed Express, Inc.#	9,279	268,163

		3,688,569

Retail - Petroleum Products — 0.2%
Clean Energy Fuels Corp.†	61,688	488,569
Murphy USA, Inc.	12,228	1,648,457
World Fuel Services Corp.	29,665	911,605

		3,048,631

Retail - Regional Department Stores — 0.2%
Dillard’s, Inc., Class A	3,358	442,954
Macy’s, Inc.†	148,253	2,710,065

		3,153,019

Retail - Restaurants — 1.5%
Biglari Holdings, Inc., Class A†	35	28,691
Biglari Holdings, Inc., Class B†	438	70,154
BJ’s Restaurants, Inc.†	10,473	578,947

Security Description	Shares	Value (Note 2)

Retail - Restaurants (continued)
Bloomin’ Brands, Inc.†	41,558	$1,228,039
Brinker International, Inc.†	21,524	1,322,650
Cannae Holdings, Inc.†	40,939	1,467,663
Carrols Restaurant Group, Inc.†	16,559	97,864
Cheesecake Factory, Inc.†	20,122	1,183,576
Chuy’s Holdings, Inc.†	9,308	385,817
Cracker Barrel Old Country Store, Inc.	11,255	1,775,139
Dave & Buster’s Entertainment, Inc.†	20,975	886,823
Del Taco Restaurants, Inc.	14,157	143,835
Denny’s Corp.†	29,484	518,329
Dine Brands Global, Inc.†	7,388	701,491
El Pollo Loco Holdings, Inc.†	8,833	148,924
Fiesta Restaurant Group, Inc.†	8,545	116,126
Jack in the Box, Inc.	10,896	1,237,786
Kura Sushi USA, Inc., Class A†#	1,599	68,725
Noodles & Co.†	14,831	191,023
Papa John’s International, Inc.	15,534	1,459,419
Red Robin Gourmet Burgers, Inc.†	7,342	263,284
Ruth’s Hospitality Group, Inc.†	15,384	371,370
Shake Shack, Inc., Class A†	16,656	1,565,331
Texas Roadhouse, Inc.	31,187	3,140,843
Waitr Holdings, Inc.†#	39,730	80,652
Wingstop, Inc.	14,067	2,007,079

		21,039,580

Retail - Sporting Goods — 0.2%
Academy Sports & Outdoors, Inc.†	20,229	738,965
Hibbett Sports, Inc.†	7,831	663,756
Sportsman’s Warehouse Holdings, Inc.†	20,307	361,465
Zumiez, Inc.†	9,932	435,220

		2,199,406

Retail - Vision Service Center — 0.1%
National Vision Holdings, Inc.†#	38,192	1,896,997

Retail - Vitamins & Nutrition Supplements — 0.0%
Franchise Group, Inc.	10,363	382,809

Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	87,178	587,580
Five Star Senior Living, Inc.†	8,966	53,885

		641,465

Rubber - Tires — 0.3%
Cooper Tire & Rubber Co.	23,928	1,420,844
Goodyear Tire & Rubber Co.†	109,749	2,176,323

		3,597,167

Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	17,014	374,818
Raven Industries, Inc.	16,922	746,768
Trinseo SA	18,166	1,179,700

		2,301,286

Satellite Telecom — 0.2%
Gogo, Inc.†	26,192	356,735
Iridium Communications, Inc.†	56,695	2,166,316
KVH Industries, Inc.†	7,836	111,977
Loral Space & Communications, Inc.#	6,098	230,809

		2,865,837

Savings & Loans/Thrifts — 1.0%
Axos Financial, Inc.†	27,159	1,287,608
Banc of California, Inc.	21,194	371,107
BankFinancial Corp.	6,282	69,416
Berkshire Hills Bancorp, Inc.	21,491	596,375
Brookline Bancorp, Inc.	36,807	620,566
Capitol Federal Financial, Inc.	61,850	800,339

223

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Savings & Loans/Thrifts (continued)
Community Bankers Trust Corp.	10,335	$91,361
Eagle Bancorp Montana, Inc.	2,989	74,755
ESSA Bancorp, Inc.	4,265	67,600
First Capital, Inc.#	1,546	68,952
First Savings Financial Group, Inc.	886	63,827
Flushing Financial Corp.	13,963	326,315
FS Bancorp, Inc.	1,781	126,772
Greene County Bancorp, Inc.#	1,446	41,442
Hingham Institution for Savings	670	194,468
Home Bancorp, Inc.	3,548	137,840
HomeTrust Bancshares, Inc.	7,276	206,420
Investors Bancorp, Inc.	109,496	1,629,300
Meridian Bancorp, Inc.	22,210	489,731
Northfield Bancorp, Inc.	22,250	376,693
Northwest Bancshares, Inc.	55,647	787,962
OceanFirst Financial Corp.	28,159	622,595
Oconee Federal Financial Corp.#	486	12,301
Pacific Premier Bancorp, Inc.	37,959	1,744,975
Provident Financial Holdings, Inc.	2,843	49,468
Provident Financial Services, Inc.	33,680	850,757
Prudential Bancorp, Inc.	3,279	45,480
Riverview Bancorp, Inc.	10,028	68,892
Southern Missouri Bancorp, Inc.	3,600	159,120
Territorial Bancorp, Inc.	3,722	97,219
Timberland Bancorp, Inc.	3,534	103,051
Washington Federal, Inc.	35,841	1,194,939
Waterstone Financial, Inc.	10,323	204,189
WSFS Financial Corp.	22,462	1,195,203

		14,777,038

Schools — 0.3%
Adtalem Global Education, Inc.†	23,920	870,209
American Public Education, Inc.†	6,848	191,744
Aspen Group, Inc.†	10,571	61,523
Laureate Education, Inc., Class A†	51,056	745,928
Perdoceo Education Corp.†	32,862	400,588
Strategic Education, Inc.	11,457	811,614
Stride, Inc.†	19,203	516,177
Universal Technical Institute, Inc.†	15,258	92,311

		3,690,094

Security Services — 0.1%
Brink’s Co.	23,360	1,761,578

Semiconductor Components - Integrated Circuits — 0.2%
MaxLinear, Inc.†	32,542	1,237,247
Power Integrations, Inc.	27,985	2,300,087

		3,537,334

Semiconductor Equipment — 0.8%
Axcelis Technologies, Inc.†	15,797	654,628
Brooks Automation, Inc.	34,482	3,520,267
CMC Materials, Inc.	13,782	2,126,976
Cohu, Inc.†	19,987	743,916
FormFactor, Inc.†	36,653	1,292,018
Onto Innovation, Inc.†	22,519	1,616,189
Ultra Clean Holdings, Inc.†	19,041	1,072,580
Veeco Instruments, Inc.†	23,095	550,123

		11,576,697

Silver Mining — 0.0%
Gatos Silver, Inc.†	11,220	191,189
Pan American Silver Corp. CVR†	171,891	158,140

		349,329

Software Tools — 0.2%
Digital Turbine, Inc.†	39,979	2,645,410

Security Description	Shares	Value (Note 2)

Steel Pipe & Tube — 0.3%
Advanced Drainage Systems, Inc.	26,741	$3,032,964
Northwest Pipe Co.†	4,566	144,559
Omega Flex, Inc.	1,379	202,782
TimkenSteel Corp.†	21,344	323,362

		3,703,667

Steel - Producers — 0.8%
Carpenter Technology Corp.	22,541	1,080,165
Cleveland-Cliffs, Inc.†#	213,165	4,288,880
Commercial Metals Co.	56,461	1,776,828
Schnitzer Steel Industries, Inc., Class A	12,411	676,151
United States Steel Corp.	123,850	3,211,430

		11,033,454

Steel - Specialty — 0.1%
Allegheny Technologies, Inc.†	60,238	1,475,229

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	12,777	191,272

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	14,695	224,393

Telecom Equipment - Fiber Optics — 0.0%
Clearfield, Inc.†	5,304	200,597

Telecom Services — 0.2%
ATN International, Inc.	5,313	251,146
Consolidated Communications Holdings, Inc.†	34,536	323,257
GTT Communications, Inc.†	15,121	22,530
HC2 Holdings, Inc.†	23,495	93,980
Ooma, Inc.†	10,136	196,740
ORBCOMM, Inc.†	35,139	393,205
Spok Holdings, Inc.	8,400	98,028
Vonage Holdings Corp.†	111,274	1,533,356

		2,912,242

Telecommunication Equipment — 0.3%
ADTRAN, Inc.	22,704	449,766
Cambium Networks Corp.†	3,846	221,953
DZS, Inc.†	6,892	114,063
Harmonic, Inc.†	45,601	317,839
PCTEL, Inc.	8,481	55,890
Plantronics, Inc.†	16,437	539,133
Preformed Line Products Co.	1,429	106,346
Viavi Solutions, Inc.†	108,482	1,901,689

		3,706,679

Telephone - Integrated — 0.1%
Alaska Communications Systems Group, Inc.†	24,876	82,588
Cincinnati Bell, Inc.†	23,798	366,489
Shenandoah Telecommunications Co.	22,876	1,141,284

		1,590,361

Television — 0.2%
AMC Networks, Inc., Class A†	13,493	724,304
Gray Television, Inc.	41,217	958,708
Sinclair Broadcast Group, Inc., Class A	20,968	706,412

		2,389,424

Textile - Apparel — 0.0%
Unifi, Inc.†	6,517	179,413

Theaters — 0.4%
AMC Entertainment Holdings, Inc., Class A†#	179,927	4,699,693
Cinemark Holdings, Inc.†	50,746	1,149,905

		5,849,598

224

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Therapeutics — 0.1%
Akebia Therapeutics, Inc.†	67,982	$238,617
Anika Therapeutics, Inc.†	6,629	309,243
CorMedix, Inc.†#	15,456	111,747
Fennec Pharmaceuticals, Inc.†	10,331	76,139
Flexion Therapeutics, Inc.†	20,780	173,929
G1 Therapeutics, Inc.†#	16,192	351,690
La Jolla Pharmaceutical Co.†#	8,555	36,786
MannKind Corp.†#	107,530	475,283
Recro Pharma, Inc.†#	9,199	21,066

		1,794,500

Tobacco — 0.1%
Greenlane Holdings, Inc., Class A†#	4,878	18,927
Turning Point Brands, Inc.	5,633	240,923
Universal Corp.	11,533	646,309
Vector Group, Ltd.	66,296	911,570

		1,817,729

Toys — 0.0%
Funko, Inc., Class A†#	11,575	303,844

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	37,596	252,269

Transactional Software — 0.0%
Synchronoss Technologies, Inc.†	18,742	54,539

Transport - Air Freight — 0.1%
Air Transport Services Group, Inc.†	27,909	693,259
Atlas Air Worldwide Holdings, Inc.†	12,219	915,570

		1,608,829

Transport - Equipment & Leasing — 0.2%
GATX Corp.	16,531	1,630,949
Greenbrier Cos., Inc.	15,301	679,517
Willis Lease Finance Corp.†	1,392	61,735

		2,372,201

Transport - Marine — 0.3%
Ardmore Shipping Corp.†	15,923	71,494
Costamare, Inc.	23,996	257,477
DHT Holdings, Inc.	52,922	338,701
Diamond S Shipping, Inc.†	12,989	138,852
Dorian LPG, Ltd.†	17,503	248,718
Eagle Bulk Shipping, Inc.†	3,069	145,256
Frontline, Ltd.#	55,994	477,069
Genco Shipping & Trading, Ltd.	8,122	128,328
International Seaways, Inc.	11,399	228,436
Nordic American Tankers, Ltd.	69,961	243,464
Overseas Shipholding Group, Inc., Class A†	31,337	72,388
Pangaea Logistics Solutions, Ltd.#	5,019	20,327
Safe Bulkers, Inc.†#	24,630	90,885
Scorpio Tankers, Inc.	24,012	537,388
SFL Corp., Ltd.	44,895	388,791
Tidewater, Inc.†	19,181	263,931

		3,651,505

Transport - Services — 0.4%
CryoPort, Inc.†	18,942	1,059,236
Echo Global Logistics, Inc.†	12,436	424,814
Forward Air Corp.	12,984	1,258,020
Hub Group, Inc., Class A†	15,549	1,085,476
Matson, Inc.	20,309	1,312,977
Radiant Logistics, Inc.†	18,569	142,795
Universal Logistics Holdings, Inc.	3,643	91,075

		5,374,393

Security Description	Shares	Value (Note 2)

Transport - Truck — 0.5%
ArcBest Corp.	11,960	$930,966
Covenant Logistics Group, Inc.†	5,530	124,480
Daseke, Inc.†	21,624	156,558
Heartland Express, Inc.	23,114	419,519
Marten Transport, Ltd.	28,097	479,335
P.A.M. Transportation Services, Inc.†	858	49,798
Saia, Inc.†	12,476	2,871,476
US Xpress Enterprises, Inc., Class A†	10,516	118,200
Werner Enterprises, Inc.	28,444	1,365,028

		6,515,360

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	34,504	164,239

Venture Capital — 0.0%
Safeguard Scientifics, Inc.†#	9,377	65,545

Veterinary Diagnostics — 0.0%
Heska Corp.†	3,304	654,688

Vitamins & Nutrition Products — 0.1%
Calyxt, Inc.†#	4,907	21,149
LifeVantage Corp.†	6,439	51,319
Nature’s Sunshine Products, Inc.	4,210	86,263
USANA Health Sciences, Inc.†	5,489	580,407

		739,138

Water — 0.3%
American States Water Co.	17,508	1,389,610
Artesian Resources Corp., Class A	3,820	157,537
California Water Service Group	23,462	1,333,580
Consolidated Water Co., Ltd.	6,879	84,680
Global Water Resources, Inc.	6,072	103,710
Middlesex Water Co.	8,096	695,932
SJW Group	12,526	807,301
Vidler Water Resouces, Inc.†	7,915	83,108
York Water Co.	6,165	310,284

		4,965,742

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	19,055	362,236
Pure Cycle Corp.†	9,217	130,328

		492,564

Web Hosting/Design — 0.2%
Q2 Holdings, Inc.†	23,899	2,268,732

Wire & Cable Products — 0.2%
Belden, Inc.	20,953	1,060,222
Encore Wire Corp.	9,674	795,203
Insteel Industries, Inc.	8,806	307,857

		2,163,282

Wireless Equipment — 0.2%
Anterix, Inc.†	5,287	261,495
CalAmp Corp.†	16,229	225,096
Casa Systems, Inc.†	15,047	130,608
InterDigital, Inc.	14,615	1,180,600
Maxar Technologies, Inc.	33,779	1,050,527
Powerfleet, Inc.†#	15,421	103,938
Resonant, Inc.†	24,154	78,742
Ribbon Communications, Inc.†	32,355	240,721

		3,271,727

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	18,116	454,531

225

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
X-Ray Equipment (continued)
ViewRay, Inc.†	57,357	$337,259

		791,790

Total Common Stocks
(cost $830,386,755)		1,361,767,441

WARRANTS† — 0.0%
Oil Companies-Exploration & Production — 0.0%
Whiting Petroleum Corp., Series A Expires 09/01/2024	2,303	11,607
Whiting Petroleum Corp., Series B Expires 09/02/2025	1,151	4,616

Total Warrants
(cost $0)		16,223

Total Long-Term Investment Securities
(cost $830,386,755)		1,361,783,664

SHORT-TERM INVESTMENT SECURITIES — 4.2%
Registered Investment Companies — 3.8%
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(2)(3)	55,011,039	55,011,039

U.S. Government Treasuries — 0.4%
United States Treasury Bills 0.04% due 05/19/2022(4)	$3,000,000	2,998,753
0.12% due 08/12/2021(4)	2,000,000	1,999,945
0.12% due 10/07/2021(4)	300,000	299,983
0.15% due 06/17/2021(4)	600,000	599,999

		5,898,680

Total Short-Term Investment Securities
(cost $60,909,273)		60,909,719

REPURCHASE AGREEMENTS — 5.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 05/28/2021, to be repurchased 06/01/2021 in the amount of $80,606,000 and collateralized by $82,425,000 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2024 and having an approximate value of 82,218,134 (cost $80,606,000)	80,606,000	80,606,000

TOTAL INVESTMENTS
(cost $971,902,028)(5)	103.8%	1,503,299,383
Liabilities in excess of other assets	(3.8)	(54,756,250)

NET ASSETS	100.0%	$1,448,543,133

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2021, the aggregate value of these securities was $1,405,925 representing 0.1% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

At May 31, 2021, the Fund had loaned securities with a total value of $91,870,301. This was secured by collateral of $55,011,039 which was received in cash and subsequently invested in short-term investments currently valued at $55,011,039 as reported in the Portfolio of Investments. Additional collateral of $40,119,358 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 10/25/2050	$1,296,520
Federal National Mtg. Assoc.	1.24% to 3.50%	07/25/2030 to 09/01/2050	5,038,056
Government National Mtg. Assoc.	1.00% to 2.70%	12/20/2050 to 05/16/2053	962,200
United States Cash Management Bills	0.00%	09/14/2021 to 09/21/2021	93,656
United States Treasury Bills	0.00%	06/03/2021 to 12/30/2021	1,139,303
United States Treasury Notes/Bonds	0.05% to 8.13%	06/30/2021 to 02/15/2051	31,589,623

(3)	The rate shown is the 7-day yield as of May 31, 2021.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

CVR—Contingent Value Rights

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
765	Long	E-mini Russell 2000 Index	June 2021	$88,197,351	$86,773,950	$(1,423,401)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

226

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Finance-Commercial	$1,866,444	$—	$9,676	$1,876,120
Medical-Biomedical/Gene	107,779,156	—	36,395	107,815,551
Medical-Drugs	22,994,105	—	0	22,994,105
Metal-Diversified	—	—	0	0
Multimedia	694,782	—	0	694,782
Oil Companies-Exploration & Production	17,606,827	—	0	17,606,827
Other Industries	1,210,780,056	—	—	1,210,780,056
Warrants	16,223	—	—	16,223
Short-Term Investment Securities:
Registered Investment Companies	55,011,039	—	—	55,011,039
U.S Government Treasuries	—	5,898,680	—	5,898,680
Repurchase Agreements	—	80,606,000	—	80,606,000

Total Investments at Value	$1,416,748,632	$86,504,680	$46,071	$1,503,299,383

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$1,423,401	$—	$—	$1,423,401

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

227

VALIC Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Banks — Commercial	9.9%
Consumer Products — Misc.	5.9
Food — Misc./Diversified	4.6
Insurance — Property/Casualty	4.2
Retail — Restaurants	3.9
Specified Purpose Acquisitions	3.2
Building Products — Cement	3.1
Oil Companies — Exploration & Production	3.0
Chemicals — Specialty	2.8
Metal Processors & Fabrication	2.7
Chemicals — Diversified	2.6
Machinery — Electrical	2.5
Real Estate Investment Trusts	2.4
Distribution/Wholesale	2.3
Paper & Related Products	2.2
Computer Services	2.0
Electric — Integrated	2.0
Medical — Wholesale Drug Distribution	1.8
Machinery — Pumps	1.8
Containers — Metal/Glass	1.7
Electronic Components — Misc.	1.7
Electronic Security Devices	1.2
Containers — Paper/Plastic	1.2
Auto/Truck Parts & Equipment — Replacement	1.1
Human Resources	1.1
Food — Catering	1.0
Retail — Discount	1.0
Investment Companies	1.0
Building Products — Doors & Windows	0.9
Machinery — General Industrial	0.9
Transport — Truck	0.9
Commercial Services — Finance	0.9
Diversified Operations/Commercial Services	0.8
Applications Software	0.8
Food — Baking	0.8
Beverages — Non-alcoholic	0.8
Food — Confectionery	0.7
Building & Construction Products — Misc.	0.7
Housewares	0.7
Medical — Drugs	0.7
Semiconductor Equipment	0.7
Wire & Cable Products	0.7
Dental Supplies & Equipment	0.7
Footwear & Related Apparel	0.6
Quarrying	0.6
Printing — Commercial	0.6
Registered Investment Companies	0.6
Rubber/Plastic Products	0.6
Recycling	0.6
Insurance — Life/Health	0.6
Machinery — Farming	0.6
Oil & Gas Drilling	0.6
Office Supplies & Forms	0.5
Retail — Vitamins & Nutrition Supplements	0.5
X-Ray Equipment	0.5
Medical Instruments	0.5
Networking Products	0.4
Finance — Leasing Companies	0.4
Cosmetics & Toiletries	0.4
Machinery — Material Handling	0.4
Medical Labs & Testing Services	0.3
Apparel Manufacturers	0.3
Gambling (Non-Hotel)	0.3
Energy — Alternate Sources	0.3
Oil — Field Services	0.3
Electronic Components — Semiconductors	0.2
Computers — Integrated Systems	0.2
Investment Management/Advisor Services	0.2
Transport — Marine	0.2

Oil Field Machinery & Equipment	0.1
Rental Auto/Equipment	0.1

97.1%

*	Calculated as a percentage of net assets

228

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 91.1%
Apparel Manufacturers — 0.3%
Delta Apparel, Inc.†	27,588	$862,953

Applications Software — 0.8%
Concentrix Corp.†	14,920	2,278,582

Auto/Truck Parts & Equipment - Replacement — 1.1%
Douglas Dynamics, Inc.	72,410	3,175,179

Banks - Commercial — 9.9%
Associated Banc-Corp	116,088	2,668,863
CVB Financial Corp.	81,098	1,798,754
First Citizens BancShares, Inc., Class A	8,211	7,066,386
First Hawaiian, Inc.	57,774	1,626,916
Hancock Whitney Corp.	51,697	2,559,518
Renasant Corp.	60,628	2,680,970
South State Corp.	30,396	2,699,469
UMB Financial Corp.	67,811	6,558,002

		27,658,878

Beverages - Non-alcoholic — 0.8%
Primo Water Corp.#	124,548	2,155,926

Building & Construction Products - Misc. — 0.7%
Simpson Manufacturing Co., Inc.	17,846	2,004,463

Building Products - Cement — 3.1%
Eagle Materials, Inc.	59,145	8,680,120

Building Products - Doors & Windows — 0.9%
Griffon Corp.	81,724	2,148,524
JELD - WEN Holding, Inc.†	15,340	429,673

		2,578,197

Chemicals - Diversified — 2.6%
Innospec, Inc.	72,902	7,371,121

Chemicals - Specialty — 2.8%
Atotech, Ltd.†	37,517	904,910
Element Solutions, Inc.	51,485	1,204,234
Minerals Technologies, Inc.	9,227	802,749
NewMarket Corp.	8,951	3,072,252
PQ Group Holdings, Inc.	116,038	1,896,061

		7,880,206

Commercial Services - Finance — 0.9%
CBIZ, Inc.†	71,789	2,384,113

Computer Services — 2.0%
MAXIMUS, Inc.	25,494	2,362,529
Parsons Corp.†#	57,275	2,268,663
Sykes Enterprises, Inc.†	23,622	990,234

		5,621,426

Computers - Integrated Systems — 0.2%
Telos Corp.†	16,515	543,013

Computers - Memory Devices — 0.0%
GlassBridge Enterprises, Inc.†	292	21,900

Consumer Products - Misc. — 5.9%
Central Garden & Pet Co.†	38,014	2,088,109
Central Garden & Pet Co., Class A†	39,672	2,001,452
Helen of Troy, Ltd.†	23,470	4,939,966
Quanex Building Products Corp.	105,298	2,804,086
Spectrum Brands Holdings, Inc.	54,063	4,805,660

		16,639,273

Containers - Metal/Glass — 1.7%
Silgan Holdings, Inc.	111,934	4,715,779

Security Description	Shares	Value (Note 2)

Containers - Paper/Plastic — 1.2%
Matthews International Corp., Class A	16,388	$640,279
TriMas Corp.†	85,258	2,764,065

		3,404,344

Cosmetics & Toiletries — 0.4%
Edgewell Personal Care Co.	23,837	1,081,723

Dental Supplies & Equipment — 0.7%
Patterson Cos., Inc.	55,927	1,819,865

Distribution/Wholesale — 2.3%
Avient Corp.	126,379	6,569,180

Diversified Operations/Commercial Services — 0.8%
Viad Corp.†	52,498	2,317,262

Electric - Integrated — 2.0%
ALLETE, Inc.	28,645	1,973,354
Hawaiian Electric Industries, Inc.	82,245	3,540,647

		5,514,001

Electronic Components - Misc. — 1.7%
Atkore, Inc.†	60,843	4,697,080

Electronic Components - Semiconductors — 0.2%
DSP Group, Inc.†	38,828	610,376

Electronic Security Devices — 1.2%
API Group Corp.†*	164,150	3,471,773

Energy - Alternate Sources — 0.3%
Alto Ingredients, Inc.†	107,996	720,333

Finance - Leasing Companies — 0.4%
Air Lease Corp.	24,542	1,154,947

Food - Baking — 0.8%
Hostess Brands, Inc.†	142,137	2,228,708

Food - Catering — 1.0%
Healthcare Services Group, Inc.	96,076	2,881,319

Food - Confectionery — 0.7%
Tootsie Roll Industries, Inc.#	31,272	978,501
Utz Brands, Inc.	45,870	1,059,597

		2,038,098

Food - Misc./Diversified — 4.6%
J&J Snack Foods Corp.	41,738	7,328,358
Nomad Foods, Ltd.†	176,542	5,414,543

		12,742,901

Footwear & Related Apparel — 0.6%
Steven Madden, Ltd.	43,250	1,790,550

Gambling (Non-Hotel) — 0.3%
Bally’s Corp.†	13,307	772,205

Housewares — 0.7%
Tupperware Brands Corp.†	78,133	2,003,330

Human Resources — 1.1%
Korn Ferry	47,191	3,086,763

Insurance - Life/Health — 0.6%
CNO Financial Group, Inc.	34,171	907,582
National Western Life Group, Inc., Class A	3,132	767,402

		1,674,984

Insurance - Property/Casualty — 4.2%
Enstar Group, Ltd.†	13,008	3,302,601
Hanover Insurance Group, Inc.	26,585	3,708,342
ProAssurance Corp.	58,635	1,427,762

229

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Property/Casualty (continued)
Stewart Information Services Corp.	55,662	$3,359,202

		11,797,907

Investment Companies — 1.0%
Apollo Investment Corp.	84,839	1,208,108
New Mountain Finance Corp.	120,161	1,595,738

		2,803,846

Investment Management/Advisor Services — 0.2%
Westwood Holdings Group, Inc.	27,461	541,806

Machinery - Electrical — 2.5%
Babcock & Wilcox Enterprises, Inc.†	93,489	805,875
Franklin Electric Co., Inc.	74,658	6,263,060

		7,068,935

Machinery - Farming — 0.6%
Alamo Group, Inc.	10,638	1,640,167

Machinery - General Industrial — 0.9%
Kadant, Inc.	15,110	2,538,782

Machinery - Material Handling — 0.4%
Columbus McKinnon Corp.	20,976	1,063,483

Machinery - Pumps — 1.8%
CSW Industrials, Inc.	37,435	4,560,332
NN, Inc.†	52,709	395,844

		4,956,176

Medical Instruments — 0.5%
Natus Medical, Inc.†	48,313	1,294,788

Medical Labs & Testing Services — 0.3%
Ortho Clinical Diagnostics Holdings PLC†	47,059	967,063

Medical - Drugs — 0.7%
Prestige Consumer Healthcare, Inc.†	39,244	1,957,098

Medical - Wholesale Drug Distribution — 1.8%
Owens & Minor, Inc.	88,494	3,956,567
Premier, Inc., Class A	31,079	1,025,607

		4,982,174

Metal Processors & Fabrication — 2.7%
Mayville Engineering Co., Inc.†	35,854	697,002
Mueller Industries, Inc.	148,546	6,896,991

		7,593,993

Networking Products — 0.4%
NETGEAR, Inc.†	30,563	1,188,289

Office Supplies & Forms — 0.5%
ACCO Brands Corp.	148,185	1,349,965

Oil & Gas Drilling — 0.6%
Patterson-UTI Energy, Inc.	189,492	1,586,048

Oil Companies - Exploration & Production — 3.0%
Berry Corp.	88,712	564,208
Denbury, Inc.†	34,449	2,308,772
Magnolia Oil & Gas Corp., Class A†	192,236	2,483,689
Oasis Petroleum, Inc.	285	25,254
Southwestern Energy Co.†	267,766	1,384,350
Whiting Petroleum Corp.†	34,344	1,572,612

		8,338,885

Oil Field Machinery & Equipment — 0.1%
Forum Energy Technologies, Inc.†#	11,287	288,270

Oil - Field Services — 0.3%
TechnipFMC PLC	83,368	716,131

Security Description	Shares	Value (Note 2)

Paper & Related Products — 2.2%
Neenah, Inc.	67,531	$3,574,416
Schweitzer-Mauduit International, Inc.	59,668	2,441,018

		6,015,434

Printing - Commercial — 0.6%
Deluxe Corp.	12,240	557,655
Ennis, Inc.	57,197	1,198,849

		1,756,504

Publishing - Newspapers — 0.0%
A.H. Belo Corp., Class A	76,280	138,067

Quarrying — 0.6%
Compass Minerals International, Inc.	25,348	1,771,825

Real Estate Investment Trusts — 2.4%
Apollo Commercial Real Estate Finance, Inc.	98,770	1,545,751
New York Mtg. Trust, Inc.	261,179	1,180,529
Two Harbors Investment Corp.	329,686	2,370,442
Washington Real Estate Investment Trust	70,061	1,656,943

		6,753,665

Recycling — 0.6%
Harsco Corp.†	76,677	1,719,098

Rental Auto/Equipment — 0.1%
Custom Truck One Source, Inc.†#	14,000	148,540

Retail - Discount — 1.0%
BJ’s Wholesale Club Holdings, Inc.†	63,218	2,831,534

Retail - Restaurants — 3.9%
Denny’s Corp.†	207,661	3,650,680
Dine Brands Global, Inc.†	41,616	3,951,439
Jack in the Box, Inc.	29,243	3,322,005

		10,924,124

Retail - Vitamins & Nutrition Supplements — 0.5%
Franchise Group, Inc.	36,086	1,333,017

Rubber/Plastic Products — 0.6%
Myers Industries, Inc.	78,479	1,728,892

Semiconductor Equipment — 0.7%
Brooks Automation, Inc.	18,438	1,882,335

Specified Purpose Acquisitions — 3.2%
Ajax I†(1)	47,068	483,388
Capitol Investment Corp. V†(1)	32,900	342,127
Empower, Ltd. Class A†#	232,965	2,343,628
Juniper Industrial Holdings, Inc., Class A†#	110,899	1,467,194
Landcadia Holdings III, Inc., Class A†#	34,061	359,343
Mason Industrial Technology, Inc.†(1)	60,500	600,765
Pershing Square Tontine Holdings, Ltd.†	91,360	2,294,963
Pine Island Acquisition Corp.†(1)	52,662	530,833
SVF Investment Corp.†(1)	24,727	254,194
SVF Investment Corp. 2, Class A†#	19,314	193,140

		8,869,575

Transport - Marine — 0.2%
Nordic American Tankers, Ltd.	154,473	537,566

Transport - Truck — 0.9%
Werner Enterprises, Inc.	49,803	2,390,046

Wire & Cable Products — 0.7%
Belden, Inc.	36,815	1,862,839

230

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
X-Ray Equipment — 0.5%
Varex Imaging Corp.†	$53,116	$1,332,681

Total Long-Term Investment Securities
(cost $199,492,313)		269,820,419

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(2)(3) (cost $1,738,925)	1,738,925	1,738,925

TOTAL INVESTMENTS
(cost $201,231,238)(4)	97.1%	271,559,344
Other assets less liabilities	2.9	8,200,242

NET ASSETS	100.0%	$279,759,586

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2021, the aggregate value of these securities was $3,471,773 representing 1.2% of net assets.

(1)	Consists of more than one type of securities traded together as a unit.
(2)

At May 31, 2021, the Fund had loaned securities with a total value of $6,128,673. This was secured by collateral of $1,738,925, which was received in cash and subsequently invested in short-term investments currently valued at $1,738,925 as reported in the Portfolio of Investments. Additional collateral of $4,559,603 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 10/25/2050	397,781
Federal National Mtg. Assoc.	1.24% to 3.50%	07/25/2030 to 09/01/2050	1,545,712
Government National Mtg. Assoc.	1.00% to 2.70%	12/20/2050 to 05/16/2053	295,210
United States Cash Management Bills	zero coupon	09/21/2021	18,899
United States Treasury Bills	0.00%	07/15/201 to 08/05/2021	31,042
United States Treasury Notes/Bonds	0.13% to 8.13%	06/30/2021 to 02/15/2051	2,270,959

(3)	The rate shown is the 7-day yield as of May 31, 2021.
(4)	See Note 5 for cost of investments on a tax basis.

Unfunded Commitments
Description	Shares	Acquisition Cost	Value	Unrealized Appreciation (Depreciation)
Landcadia Holdings III, Inc., Class A	183,000	$1,830,000	$1,830,000	$—

The following is a summary of the inputs used to value the Funds’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$269,820,419	$—	$—	$269,820,419
Short-Term Investment Securities	1,738,925	—	—	1,738,925

Total Investments at Value	$271,559,344	$—	$—	$271,559,344

Other Financial Instruments:†
Unfunded Commitments	$—	$—	$—	$—

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

231

VALIC Company I Small Cap Value Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Banks — Commercial	14.6%
Real Estate Investment Trusts	8.8
Repurchase Agreements	2.6
Savings & Loans/Thrifts	2.6
Oil Companies — Exploration & Production	2.5
Distribution/Wholesale	2.2
Building — Heavy Construction	1.9
Oil — Field Services	1.8
Human Resources	1.8
Medical — Biomedical/Gene	1.8
Auto/Truck Parts & Equipment — Original	1.6
Electronic Components — Misc.	1.5
Investment Management/Advisor Services	1.4
Metal — Aluminum	1.3
Retail — Apparel/Shoe	1.3
Rental Auto/Equipment	1.2
Electric — Integrated	1.2
Steel — Producers	1.1
Registered Investment Companies	1.0
Paper & Related Products	1.0
Medical — Drugs	0.9
Medical — Hospitals	0.9
Pastoral & Agricultural	0.9
Retail — Regional Department Stores	0.9
Chemicals — Specialty	0.9
Building & Construction Products — Misc.	0.9
Building & Construction — Misc.	0.9
Television	0.9
Energy — Alternate Sources	0.9
Machinery — Construction & Mining	0.9
Airlines	0.9
Electronic Components — Semiconductors	0.8
Gas — Distribution	0.8
Enterprise Software/Service	0.8
Transport — Truck	0.8
Home Furnishings	0.8
Financial Guarantee Insurance	0.8
Building — Residential/Commercial	0.7
Aerospace/Defense — Equipment	0.7
Finance — Consumer Loans	0.7
Insurance — Reinsurance	0.7
Coal	0.7
Medical Information Systems	0.7
Retail — Building Products	0.7
Transport — Services	0.7
Apparel Manufacturers	0.7
Insurance — Property/Casualty	0.7
Theaters	0.6
Retail — Automobile	0.6
Insurance — Life/Health	0.6
Independent Power Producers	0.6
Machinery — General Industrial	0.6
Building — Maintenance & Services	0.6
Food — Misc./Diversified	0.6
Resorts/Theme Parks	0.6
Engineering/R&D Services	0.6
Consumer Products — Misc.	0.5
Finance — Mortgage Loan/Banker	0.5
Machinery — Electrical	0.5
Real Estate Management/Services	0.5
Consulting Services	0.5
Retail — Restaurants	0.5
Finance — Leasing Companies	0.5
Office Furnishings — Original	0.5
Finance — Investment Banker/Broker	0.4
Rubber — Tires	0.4
Food — Wholesale/Distribution	0.4
Medical — Wholesale Drug Distribution	0.4
Applications Software	0.4

Telecom Services	0.4
Retail — Jewelry	0.4
Computers — Integrated Systems	0.4
E-Commerce/Services	0.4
Cable/Satellite TV	0.3
Medical — Generic Drugs	0.3
Finance — Commercial	0.3
Chemicals — Diversified	0.3
Retail — Office Supplies	0.3
Retail — Drug Store	0.3
Computer Services	0.3
Office Supplies & Forms	0.3
Oil Refining & Marketing	0.3
Racetracks	0.3
Transport — Marine	0.3
Cosmetics & Toiletries	0.3
Semiconductor Equipment	0.3
Publishing — Books	0.3
Steel — Specialty	0.3
Building Products — Wood	0.3
Casino Services	0.3
Machinery — Farming	0.3
Rubber/Plastic Products	0.3
Diversified Manufacturing Operations	0.3
Retail — Bedding	0.3
Commercial Services	0.2
Metal Processors & Fabrication	0.2
Satellite Telecom	0.2
Electronic Security Devices	0.2
Auto — Truck Trailers	0.2
E-Marketing/Info	0.2
Power Converter/Supply Equipment	0.2
Retail — Discount	0.2
Medical Labs & Testing Services	0.2
Casino Hotels	0.2
Housewares	0.2
Real Estate Operations & Development	0.2
Printing — Commercial	0.2
Telecommunication Equipment	0.2
Internet Content — Information/News	0.1
Containers — Metal/Glass	0.1
Precious Metals	0.1
Medical Products	0.1
Banks — Mortgage	0.1
Publishing — Newspapers	0.1
Travel Services	0.1
Retail — Sporting Goods	0.1
Computer Software	0.1
Circuit Boards	0.1
Oil & Gas Drilling	0.1
Multimedia	0.1
Electric — Distribution	0.1
Footwear & Related Apparel	0.1
Agricultural Operations	0.1
Retail — Home Furnishings	0.1
Networking Products	0.1
Electric — Generation	0.1
Auto — Heavy Duty Trucks	0.1
Medical — Nursing Homes	0.1
Medical Instruments	0.1
Building Products — Doors & Windows	0.1
Audio/Video Products	0.1
Machinery — Material Handling	0.1
Night Clubs	0.1
Transactional Software	0.1
Broadcast Services/Program	0.1
Food — Canned	0.1
Advanced Materials	0.1
Lasers — System/Components	0.1

232

VALIC Company I Small Cap Value Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited) — (continued)

Industry Allocation* (continued)

Metal Products — Distribution	0.1%
E-Commerce/Products	0.1
Computers — Other	0.1
Superconductor Product & Systems	0.1
Hazardous Waste Disposal	0.1
Disposable Medical Products	0.1
Drug Delivery Systems	0.1
Containers — Paper/Plastic	0.1
X-Ray Equipment	0.1
Machinery — Thermal Process	0.1
Computer Data Security	0.1

101.1%

*	Calculated as a percentage of net assets

233

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.5%
Advanced Materials — 0.1%
Materion Corp.	4,200	$331,170

Aerospace/Defense - Equipment — 0.7%
AAR Corp.†	20,300	847,525
Astronics Corp.†	59,700	1,012,512
Barnes Group, Inc.	14,600	779,932
Ducommun, Inc.†	2,500	134,425
Moog, Inc., Class A	6,000	541,200
Triumph Group, Inc.†	19,400	372,868

		3,688,462

Agricultural Operations — 0.1%
Andersons, Inc.	5,400	167,832
Bunge, Ltd.	2,400	208,368
Fresh Del Monte Produce, Inc.	7,200	240,984

		617,184

Airlines — 0.9%
Allegiant Travel Co.†	6,200	1,373,052
Hawaiian Holdings, Inc.†	35,000	903,000
SkyWest, Inc.†	28,800	1,412,064
Spirit Airlines, Inc.†	18,300	653,493

		4,341,609

Apparel Manufacturers — 0.7%
Deckers Outdoor Corp.†	2,700	905,688
Kontoor Brands, Inc.#	31,900	2,042,238
Lakeland Industries, Inc.†	15,463	389,977

		3,337,903

Applications Software — 0.4%
BM Technologies, Inc.†	8,494	109,148
Cerence, Inc.†	12,700	1,208,151
IBEX Holdings, Ltd.†	28,133	611,611

		1,928,910

Audio/Video Products — 0.1%
Universal Electronics, Inc.†	7,600	380,456

Auto - Heavy Duty Trucks — 0.1%
Navistar International Corp.†	5,600	247,688
REV Group, Inc.†	15,800	295,776

		543,464

Auto - Truck Trailers — 0.2%
Wabash National Corp.	62,500	996,875

Auto/Truck Parts & Equipment - Original — 1.6%
Adient PLC†	47,400	2,372,844
American Axle & Manufacturing Holdings, Inc.†	47,000	526,400
Dana, Inc.	110,800	3,006,004
Gentherm, Inc.†	12,700	921,131
Meritor, Inc.†	34,100	886,600
Methode Electronics, Inc.	3,300	159,654

		7,872,633

Auto/Truck Parts & Equipment - Replacement — 0.0%
Douglas Dynamics, Inc.	3,900	171,015

Banks - Commercial — 14.6%
1st Source Corp.	12,320	609,470
Amalgamated Financial Corp.	16,600	270,082
American National Bankshares, Inc.	600	20,808
Ameris Bancorp	18,700	1,027,378
Atlantic Capital Bancshares, Inc.†	7,700	216,524
Atlantic Union Bankshares Corp.	900	36,918
BancFirst Corp.	4,980	343,471
Bancorp, Inc.†	58,200	1,410,768

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
BancorpSouth Bank	7,800	$238,524
Bank of Commerce Holdings	3,800	56,050
Bank of N.T. Butterfield & Son, Ltd.	14,300	545,402
Banner Corp.	8,200	479,946
Bar Harbor Bankshares	15,400	468,776
Bridgewater Bancshares, Inc.†	18,700	324,632
Bryn Mawr Bank Corp.	3,100	148,180
Business First Bancshares, Inc.#	10,100	246,440
Byline Bancorp, Inc.	6,200	143,096
Cadence BanCorp	121,400	2,716,932
California Bancorp, Inc.†#	6,100	115,351
Capital Bancorp, Inc.†	3,900	85,761
Capstar Financial Holdings, Inc.	9,600	210,144
Cathay General Bancorp	63,690	2,654,599
Central Pacific Financial Corp.	44,800	1,241,408
Central Valley Community Bancorp	5,300	112,731
Century Bancorp, Inc., Class A	318	36,284
Chemung Financial Corp.#	900	41,940
CIT Group, Inc.	68,200	3,613,236
Citizens & Northern Corp.	1,400	34,566
City Holding Co.	6,400	513,408
Columbia Banking System, Inc.	22,600	975,416
Community Bank System, Inc.	12,580	1,020,490
Community Trust Bancorp, Inc.	16,418	725,347
ConnectOne Bancorp, Inc.	39,900	1,104,831
Customers Bancorp, Inc.†	53,100	2,009,835
Dime Community Bancshares, Inc.	9,272	321,831
Eastern Bankshares, Inc.	52,500	1,176,000
Enterprise Financial Services Corp.	21,200	1,047,492
Equity Bancshares, Inc., Class A†	9,700	318,742
Evans Bancorp, Inc.	2,500	94,550
Farmers National Banc Corp.	11,000	191,400
FB Financial Corp.	1,726	72,233
Financial Institutions, Inc.	20,600	661,878
First Bancorp	7,200	319,464
First BanCorp/Puerto Rico	215,100	2,751,129
First Business Financial Services, Inc.	5,700	156,237
First Choice Bancorp	6,600	212,058
First Citizens BancShares, Inc., Class A	690	593,814
First Commonwealth Financial Corp.	96,500	1,461,975
First Community Bankshares, Inc.	6,000	186,960
First Community Corp.	3,000	60,300
First Financial Corp.	4,400	199,672
First Hawaiian, Inc.	9,500	267,520
First Horizon Corp.	60,608	1,155,795
First Internet Bancorp	5,800	196,736
First Interstate BancSystem, Inc., Class A	6,770	318,664
First Merchants Corp.	19,300	894,362
First Midwest Bancorp, Inc.	93,300	1,952,769
First Northwest Bancorp	2,200	39,182
Flagstar Bancorp, Inc.	33,500	1,534,300
Fulton Financial Corp.	37,500	649,875
Glacier Bancorp, Inc.	5,900	343,675
Great Southern Bancorp, Inc.	16,800	949,032
Great Western Bancorp, Inc.	45,800	1,532,468
Hancock Whitney Corp.	51,721	2,560,707
Hanmi Financial Corp.	40,200	843,396
HBT Financial, Inc.	9,500	172,805
Heritage Commerce Corp.	6,400	75,904
Hilltop Holdings, Inc.	46,400	1,723,760
Home BancShares, Inc.	38,500	1,053,360
HomeStreet, Inc.	20,700	931,914
Hope Bancorp, Inc.	155,527	2,379,563
Independent Bank Corp.	19,200	447,360
Investar Holding Corp.	11,400	257,412

234

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Kearny Financial Corp.	57,200	$749,892
LCNB Corp.	5,400	95,256
Luther Burbank Corp.	24,700	299,858
Mercantile Bank Corp.	1,900	61,370
Meridian Corp.	2,700	73,089
Meta Financial Group, Inc.	13,300	705,033
Metropolitan Bank Holding Corp.†	1,300	82,953
Midland States Bancorp, Inc.	3,200	89,152
Northrim BanCorp, Inc.	2,500	108,875
OFG Bancorp	14,800	356,680
Old National Bancorp	48,900	931,545
Old Second Bancorp, Inc.	10,600	146,916
OP Bancorp#	12,500	129,625
Orrstown Financial Services, Inc.	5,400	136,296
PacWest Bancorp	4,735	213,880
Peapack-Gladstone Financial Corp.	12,800	425,216
Pinnacle Financial Partners, Inc.	5,000	454,600
Preferred Bank	1,800	122,922
Premier Financial Bancorp, Inc.	2,325	43,361
Premier Financial Corp.	12,520	381,860
Provident Bancorp, Inc.	17,800	300,464
RBB Bancorp	7,200	175,680
Renasant Corp.	1,500	66,330
Republic Bancorp, Inc., Class A	2,200	102,190
S&T Bancorp, Inc.	2,280	77,360
Sandy Spring Bancorp, Inc.	15,700	729,422
Select Bancorp, Inc.†	54,773	771,204
Shore Bancshares, Inc.	3,000	51,570
Sierra Bancorp	3,800	105,336
Simmons First National Corp., Class A	37,600	1,146,800
Tompkins Financial Corp.	2,248	182,425
TriCo Bancshares	4,600	220,570
TriState Capital Holdings, Inc.†	5,300	121,847
Trustmark Corp.	51,700	1,734,535
UMB Financial Corp.	22,360	2,162,436
Umpqua Holdings Corp.	29,800	568,584
United Community Banks, Inc.	42,200	1,459,276
Valley National Bancorp	4,620	66,158
Veritex Holdings, Inc.	26,922	945,770
Washington Trust Bancorp, Inc.	3,780	207,862
Webster Financial Corp.	11,200	634,816
West BanCorp, Inc.	1,330	37,134
Westamerica BanCorp	16,424	1,030,277
Western Alliance Bancorp	3,400	340,034
Western New England Bancorp, Inc.	6,500	55,315
Wintrust Financial Corp.	7,100	570,982

		73,377,794

Banks - Mortgage — 0.1%
Walker & Dunlop, Inc.	7,300	741,242

Broadcast Services/Program — 0.1%
Hemisphere Media Group, Inc.†	28,000	346,360

Building & Construction Products - Misc. — 0.9%
Builders FirstSource, Inc.†	70,150	3,124,481
Gibraltar Industries, Inc.†	5,500	436,975
Louisiana-Pacific Corp.	6,900	463,749
Summit Materials, Inc., Class A†	14,500	504,890

		4,530,095

Building & Construction - Misc. — 0.9%
Comfort Systems USA, Inc.	8,700	721,230
EMCOR Group, Inc.	26,698	3,366,885
MYR Group, Inc.†	4,700	409,088

		4,497,203

Security Description	Shares	Value (Note 2)

Building Products - Doors & Windows — 0.1%
Cornerstone Building Brands, Inc.†	25,000	$424,000

Building Products - Wood — 0.3%
Boise Cascade Co.	13,400	884,266
UFP Industries, Inc.	6,300	500,976

		1,385,242

Building - Heavy Construction — 1.9%
Arcosa, Inc.	17,500	1,111,250
Dycom Industries, Inc.†	2,700	202,284
Great Lakes Dredge & Dock Corp.†	27,500	401,775
MasTec, Inc.†	34,750	4,042,468
Primoris Services Corp.	67,200	2,136,288
Sterling Construction Co., Inc.†	19,800	445,500
Tutor Perini Corp.†	65,800	1,018,584

		9,358,149

Building - Maintenance & Services — 0.6%
ABM Industries, Inc.	60,300	3,008,367

Building - Residential/Commercial — 0.7%
KB Home	8,100	379,161
Meritage Homes Corp.†	6,200	667,554
Taylor Morrison Home Corp.†	16,100	476,882
Tri Pointe Homes, Inc.†#	91,900	2,216,628

		3,740,225

Cable/Satellite TV — 0.3%
Liberty Latin America, Ltd., Class A†	55,700	794,839
Liberty Latin America, Ltd., Class C†	65,950	948,361

		1,743,200

Casino Hotels — 0.2%
Boyd Gaming Corp.†	13,500	869,265

Casino Services — 0.3%
Caesars Entertainment, Inc.†	9,400	1,010,030
Scientific Games Corp.†	5,100	369,954

		1,379,984

Chemicals - Diversified — 0.3%
AdvanSix, Inc.†	4,900	155,134
Koppers Holdings, Inc.†	29,900	1,036,633
Orion Engineered Carbons SA†	23,000	465,520

		1,657,287

Chemicals - Specialty — 0.9%
H.B. Fuller Co.	12,100	836,352
Kraton Corp.†	2,700	91,665
Minerals Technologies, Inc.	10,760	936,120
PQ Group Holdings, Inc.	19,200	313,728
Tronox Holdings PLC, Class A	100,700	2,364,436

		4,542,301

Circuit Boards — 0.1%
TTM Technologies, Inc.†	45,109	683,401

Coal — 0.7%
Arch Resources, Inc.,†	23,000	1,312,610
SunCoke Energy, Inc.	153,400	1,155,102
Warrior Met Coal, Inc.	62,700	1,147,410

		3,615,122

Commercial Services — 0.2%
SP Plus Corp.†	15,600	509,964
Team, Inc.†	25,800	219,300
WW International, Inc.†	13,100	514,830

		1,244,094

235

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Data Security — 0.1%
Cognyte Software, Ltd.†	5,200	$133,848
SecureWorks Corp., Class A†	8,411	118,427

		252,275

Computer Services — 0.3%
StarTek, Inc.†	48,300	305,739
Sykes Enterprises, Inc.†	18,800	788,096
Unisys Corp.†	20,600	529,626

		1,623,461

Computer Software — 0.1%
Xperi Holding Corp.	33,100	709,002

Computers - Integrated Systems — 0.4%
Diebold Nixdorf, Inc.†	86,300	1,168,502
NetScout Systems, Inc.†	8,561	251,693
Super Micro Computer, Inc.†	11,513	399,962

		1,820,157

Computers - Other — 0.1%
3D Systems Corp.†	10,900	320,569

Consulting Services — 0.5%
GP Strategies Corp.†	22,229	393,231
Huron Consulting Group, Inc.†	12,500	683,875
Kelly Services, Inc., Class A†	53,800	1,381,046

		2,458,152

Consumer Products - Misc. — 0.5%
Central Garden & Pet Co., Class A†	37,500	1,891,875
Quanex Building Products Corp.	23,700	631,131
Spectrum Brands Holdings, Inc.	2,600	231,114

		2,754,120

Containers - Metal/Glass — 0.1%
Greif, Inc., Class A	4,000	246,840
O-I Glass, Inc.†	27,800	512,354

		759,194

Containers - Paper/Plastic — 0.1%
Pactiv Evergreen, Inc,	11,700	173,628
TriMas Corp.†	3,500	113,470

		287,098

Cosmetics & Toiletries — 0.3%
Edgewell Personal Care Co.	22,600	1,025,588
Honest Co., Inc.†	32,505	512,929

		1,538,517

Disposable Medical Products — 0.1%
Utah Medical Products, Inc.	3,400	291,414

Distribution/Wholesale — 2.2%
Avient Corp.	38,700	2,011,626
Core-Mark Holding Co., Inc.	21,700	995,162
G-III Apparel Group, Ltd.†	51,400	1,698,256
H&E Equipment Services, Inc.	3,500	130,900
KAR Auction Services, Inc.†	3,200	57,408
Resideo Technologies, Inc.†	5,200	155,480
ScanSource, Inc.†	62,925	1,921,100
ThredUp, Inc., Class A†#	19,543	461,019
Veritiv Corp.†	15,500	952,010
WESCO International, Inc.†	26,657	2,840,837

		11,223,798

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 0.3%
EnPro Industries, Inc.	9,400	$864,706
Fabrinet†	4,900	439,481

		1,304,187

Drug Delivery Systems — 0.1%
Revance Therapeutics, Inc.†	9,700	287,217

E-Commerce/Products — 0.1%
Overstock.com, Inc.†	3,800	324,634

E-Commerce/Services — 0.4%
Cars.com, Inc.†	111,300	1,626,093
Groupon, Inc.†	3,163	149,452

		1,775,545

E-Marketing/Info — 0.2%
comScore, Inc.†	93,137	372,548
Magnite, Inc.†	7,000	207,900
QuinStreet, Inc.†	20,575	372,613

		953,061

Electric - Distribution — 0.1%
Spark Energy, Inc., Class A#	29,300	304,427
Unitil Corp.	6,300	345,555

		649,982

Electric - Generation — 0.1%
Brookfield Renewable Corp., Class A	13,100	559,632

Electric - Integrated — 1.2%
ALLETE, Inc.	12,300	847,347
Avista Corp.	22,180	1,005,420
Black Hills Corp.	18,200	1,197,378
IDACORP, Inc.	7,400	724,830
NorthWestern Corp.	3,900	247,065
Portland General Electric Co.	45,500	2,181,270

		6,203,310

Electronic Components - Misc. — 1.5%
Bel Fuse, Inc., Class B	17,700	291,696
Benchmark Electronics, Inc.	69,221	2,142,390
Comtech Telecommunications Corp.	3,500	88,515
Knowles Corp.†	42,278	868,390
Sanmina Corp.†	53,200	2,240,252
Vishay Intertechnology, Inc.	76,600	1,843,762

		7,475,005

Electronic Components - Semiconductors — 0.8%
Alpha & Omega Semiconductor, Ltd.†	7,000	225,470
Amkor Technology, Inc.	15,113	318,885
GSI Technology, Inc.†	7,100	44,375
Photronics, Inc.†	27,500	372,350
SMART Global Holdings, Inc.†	68,883	3,265,054

		4,226,134

Electronic Security Devices — 0.2%
API Group Corp.†*	47,800	1,010,970

Energy - Alternate Sources — 0.9%
FutureFuel Corp.	33,200	340,964
Green Plains, Inc.†	48,500	1,546,665
Maxeon Solar Technologies, Ltd.†#	18,625	290,923
Renewable Energy Group, Inc.†	15,600	952,692
REX American Resources Corp.†	5,200	499,356
Sunnova Energy International, Inc.†	7,900	230,680
SunPower Corp.†	23,000	537,970

		4,399,250

236

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Engineering/R&D Services — 0.6%
Fluor Corp.†	17,900	$331,150
KBR, Inc.	60,100	2,448,474

		2,779,624

Enterprise Software/Service — 0.8%
ACI Worldwide, Inc.†	11,200	428,512
Asure Software, Inc.†	29,859	252,309
Donnelley Financial Solutions, Inc.†	40,577	1,209,600
Evolent Health, Inc., Class A†	23,600	458,548
ManTech International Corp., Class A	16,320	1,420,003
Verint Systems, Inc.†	5,400	248,994

		4,017,966

Finance - Commercial — 0.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	27,800	1,368,038
Marlin Business Services Corp.	11,200	252,224
MMA Capital Holdings, Inc.†#	1,800	48,708

		1,668,970

Finance - Consumer Loans — 0.7%
EZCORP, Inc., Class A†	26,600	195,510
Navient Corp.	132,600	2,422,602
Nelnet, Inc., Class A	11,700	883,584
Regional Management Corp.	3,300	154,242

		3,655,938

Finance - Investment Banker/Broker — 0.4%
Cowen, Inc., Class A#	34,655	1,362,981
Piper Sandler Cos.	6,500	828,490

		2,191,471

Finance - Leasing Companies — 0.5%
PROG Holdings, Inc.	44,400	2,340,768

Finance - Mortgage Loan/Banker — 0.5%
Mr. Cooper Group, Inc.†	49,600	1,715,664
Oportun Financial Corp.†	13,200	251,856
PennyMac Financial Services, Inc.	10,600	663,666

		2,631,186

Financial Guarantee Insurance — 0.8%
MBIA, Inc.†	9,400	93,906
MGIC Investment Corp.	53,100	781,632
NMI Holdings, Inc., Class A†	26,700	645,873
Radian Group, Inc.	97,700	2,281,295

		3,802,706

Food - Canned — 0.1%
Seneca Foods Corp., Class A†	7,200	332,928

Food - Misc./Diversified — 0.6%
BellRing Brands, Inc., Class A†	99,100	2,842,188

Food - Wholesale/Distribution — 0.4%
Performance Food Group Co.†	15,400	772,002
SpartanNash Co.	30,200	633,294
United Natural Foods, Inc.†	16,700	633,932

		2,039,228

Footwear & Related Apparel — 0.1%
Wolverine World Wide, Inc.	17,100	623,466

Gas - Distribution — 0.8%
New Jersey Resources Corp.	16,300	696,336
Northwest Natural Holding Co.	3,100	163,928
ONE Gas, Inc.	10,000	743,200
Southwest Gas Holdings, Inc.	22,040	1,454,860
Spire, Inc.	14,600	1,046,236

		4,104,560

Security Description	Shares	Value (Note 2)

Hazardous Waste Disposal — 0.1%
Heritage - Crystal Clean, Inc.†	9,600	$295,680

Home Furnishings — 0.8%
Ethan Allen Interiors, Inc.	14,800	427,276
Herman Miller, Inc.	40,200	1,921,560
Hooker Furniture Corp.	8,000	286,800
Purple Innovation, Inc.†	18,400	524,768
Sleep Number Corp.†	6,300	702,387

		3,862,791

Housewares — 0.2%
Lifetime Brands, Inc.	29,800	447,000
Tupperware Brands Corp.†	16,400	420,496

		867,496

Human Resources — 1.8%
Barrett Business Services, Inc.	12,800	953,216
Cross Country Healthcare, Inc.†	84,200	1,317,730
Heidrick & Struggles International, Inc.	46,300	1,992,752
Insperity, Inc.	1,100	101,409
Korn Ferry	37,300	2,439,793
TrueBlue, Inc.†	84,700	2,297,911

		9,102,811

Independent Power Producers — 0.6%
Clearway Energy, Inc., Class A	51,200	1,286,656
Clearway Energy, Inc., Class C	41,200	1,105,396
Vistra Corp.	40,229	650,503

		3,042,555

Insurance - Life/Health — 0.6%
American Equity Investment Life Holding Co.	39,500	1,204,750
CNO Financial Group, Inc.	69,020	1,833,171
Security National Financial Corp., Class A†	5,762	50,187

		3,088,108

Insurance - Property/Casualty — 0.7%
Ambac Financial Group, Inc.†	14,000	211,260
First American Financial Corp.	7,775	500,010
Heritage Insurance Holdings, Inc.	26,000	216,580
Horace Mann Educators Corp.	8,180	326,137
ProAssurance Corp.	16,800	409,080
Selective Insurance Group, Inc.	5,300	398,931
Stewart Information Services Corp.	19,150	1,155,702
United Insurance Holdings Corp.	19,700	111,108

		3,328,808

Insurance - Reinsurance — 0.7%
Argo Group International Holdings, Ltd.	16,275	872,991
Essent Group, Ltd.	57,600	2,755,584

		3,628,575

Internet Content - Information/News — 0.1%
Yelp, Inc.†	19,000	762,090

Investment Management/Advisor Services — 1.4%
Artisan Partners Asset Management, Inc., Class A	5,700	291,156
Blucora, Inc.†	13,500	234,090
Boston Private Financial Holdings, Inc.	46,400	711,312
Federated Hermes, Inc.	26,100	829,980
Stifel Financial Corp.	45,950	3,183,416
Virtus Investment Partners, Inc.	5,700	1,603,011

		6,852,965

Lasers - System/Components — 0.1%
II-VI, Inc.†#	4,900	330,113

237

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - Construction & Mining — 0.9%
Astec Industries, Inc.	13,400	$918,302
Manitowoc Co, Inc.†	31,200	805,584
Terex Corp.	50,700	2,655,159

		4,379,045

Machinery - Electrical — 0.5%
Argan, Inc.	45,100	2,214,410
Bloom Energy Corp., Class A†#	16,100	389,137

		2,603,547

Machinery - Farming — 0.3%
AGCO Corp.	9,560	1,322,817

Machinery - General Industrial — 0.6%
Altra Industrial Motion Corp.	32,600	2,141,494
Applied Industrial Technologies, Inc.	4,500	440,820
Chart Industries, Inc.†	1,400	204,316
DXP Enterprises, Inc.†	5,200	160,628
Gencor Industries, Inc.†	6,200	77,872

		3,025,130

Machinery - Material Handling — 0.1%
Columbus McKinnon Corp.	7,500	380,250

Machinery - Pumps — 0.0%
CIRCOR International, Inc.†	3,000	112,890

Machinery - Thermal Process — 0.1%
Thermon Group Holdings, Inc.†	15,000	261,450

Medical Information Systems — 0.7%
Allscripts Healthcare Solutions, Inc.†	198,300	3,448,437
Computer Programs & Systems, Inc.	3,100	100,347

		3,548,784

Medical Instruments — 0.1%
Natus Medical, Inc.†	17,300	463,640

Medical Labs & Testing Services — 0.2%
MEDNAX, Inc.†	27,500	879,450

Medical Products — 0.1%
Bioventus, Inc., Class A†	10,304	183,205
FONAR Corp.†	2,000	36,200
Integer Holdings Corp.†	3,500	316,645
Invacare Corp.†	1,494	11,952
Orthofix Medical, Inc.†	4,000	162,800
Talis Biomedical Corp.†	3,400	33,116

		743,918

Medical - Biomedical/Gene — 1.8%
89bio, Inc.†#	13,400	253,260
Acceleron Pharma, Inc.†	4,400	575,916
Akero Therapeutics, Inc.†#	9,500	248,710
ANI Pharmaceuticals, Inc.†	9,100	312,585
Arcus Biosciences, Inc.†	27,130	673,367
BioCryst Pharmaceuticals, Inc.†	23,100	364,287
Epizyme, Inc.†	19,300	158,839
Fate Therapeutics, Inc.†	14,200	1,087,720
FibroGen, Inc.†	23,200	493,000
Intra-Cellular Therapies, Inc.†	10,900	429,569
Iovance Biotherapeutics, Inc.†	19,600	363,972
Karyopharm Therapeutics, Inc.†#	12,300	114,144
Myriad Genetics, Inc.†	34,100	976,965
Novavax, Inc.†#	13,700	2,022,394
Scholar Rock Holding Corp.†	11,800	317,066
Taysha Gene Therapies, Inc.†#	17,400	391,500
WaVe Life Sciences, Ltd.†	31,200	213,408

		8,996,702

Security Description	Shares	Value (Note 2)

Medical - Drugs — 0.9%
Allovir, Inc.†	29,800	$698,512
Enanta Pharmaceuticals, Inc.†	2,900	141,114
Kala Pharmaceuticals, Inc.†#	14,900	84,185
Lannett Co., Inc.†	210,138	903,593
Minerva Neurosciences, Inc.†#	20,000	59,000
NexImmune, Inc.†	29,700	551,826
Protagonist Therapeutics, Inc.†	46,700	1,639,637
Spectrum Pharmaceuticals, Inc.†	114,900	396,405
Spero Therapeutics, Inc.†#	15,962	231,449
Zogenix, Inc.†	2,800	49,140

		4,754,861

Medical - Generic Drugs — 0.3%
Endo International PLC†	290,700	1,706,409

Medical - HMO — 0.0%
Tivity Health, Inc.†	7,100	186,020

Medical - Hospitals — 0.9%
Surgery Partners, Inc.†	23,600	1,381,308
Tenet Healthcare Corp.†	48,700	3,258,517

		4,639,825

Medical - Nursing Homes — 0.1%
National HealthCare Corp.	6,400	468,544

Medical - Wholesale Drug Distribution — 0.4%
Covetrus, Inc.†	27,700	768,398
Owens & Minor, Inc.	26,700	1,193,757

		1,962,155

Metal Processors & Fabrication — 0.2%
AZZ, Inc.	6,700	358,383
LB Foster Co., Class A†	4,900	88,151
Mueller Industries, Inc.	1,200	55,716
Rexnord Corp.	11,000	549,670

		1,051,920

Metal Products - Distribution — 0.1%
Worthington Industries, Inc.	4,940	327,868

Metal - Aluminum — 1.3%
Alcoa Corp.†	78,200	3,102,194
Arconic Corp.†	56,800	2,054,456
Kaiser Aluminum Corp.	10,275	1,329,482

		6,486,132

Multimedia — 0.1%
E.W. Scripps Co., Class A	30,700	651,147

Networking Products — 0.1%
Infinera Corp.†	15,064	144,614
NeoPhotonics Corp.†	44,308	452,385

		596,999

Night Clubs — 0.1%
RCI Hospitality Holdings, Inc.	4,900	379,750

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	22,100	185,198

Office Furnishings - Original — 0.5%
HNI Corp.	10,500	479,010
Knoll, Inc.	22,700	590,200
Steelcase, Inc., Class A	85,000	1,229,950

		2,299,160

Office Supplies & Forms — 0.3%
ACCO Brands Corp.	178,100	1,622,491

Oil & Gas Drilling — 0.1%
Patterson-UTI Energy, Inc.	79,400	664,578

238

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production — 2.5%
Antero Resources Corp.†	134,200	$1,732,522
Berry Corp.	145,200	923,472
CNX Resources Corp.†	32,900	448,098
Evolution Petroleum Corp.	18,300	67,527
Falcon Minerals Corp.	87,700	408,682
Kosmos Energy, Ltd.†	33,900	107,802
Magnolia Oil & Gas Corp., Class A†	96,600	1,248,072
Matador Resources Co.	10,100	309,464
Ovintiv, Inc.	126,300	3,363,369
PDC Energy, Inc.	54,200	2,288,324
Range Resources Corp.†	72,600	984,456
Southwestern Energy Co.†	64,500	333,465
Talos Energy, Inc.†	9,200	130,456
W&T Offshore, Inc.†#	40,500	151,470

		12,497,179

Oil Refining & Marketing — 0.3%
CVR Energy, Inc.	30,100	624,575
Delek US Holdings, Inc.	35,000	780,150
Par Pacific Holdings, Inc.†	6,700	93,264
PBF Energy, Inc., Class A†	6,400	103,296

		1,601,285

Oil - Field Services — 1.8%
Bristow Group, Inc.†	2,833	77,284
ChampionX Corp.†	58,000	1,537,000
Liberty Oilfield Services, Inc., Class A†	10,400	155,584
Matrix Service Co.†	87,800	957,020
MRC Global, Inc.†	85,800	921,492
National Energy Services Reunited Corp.†#	10,500	134,715
NexTier Oilfield Solutions, Inc.†	131,766	560,006
NOW, Inc.†	213,200	2,232,204
Oceaneering International, Inc.†	59,700	851,919
Oil States International, Inc.†	40,800	262,344
ProPetro Holding Corp.†	61,000	606,340
Select Energy Services, Inc., Class A†	124,600	707,728
Solaris Oilfield Infrastructure, Inc., Class A	15,000	149,850

		9,153,486

Paper & Related Products — 1.0%
Domtar Corp.†	35,040	1,900,219
Glatfelter Corp.	38,800	572,688
Neenah, Inc.	8,600	455,198
Schweitzer-Mauduit International, Inc.	30,300	1,239,573
Verso Corp., Class A	39,400	670,194

		4,837,872

Pastoral & Agricultural — 0.9%
Darling Ingredients, Inc.†	67,700	4,634,742

Power Converter/Supply Equipment — 0.2%
Powell Industries, Inc.	26,800	920,848

Precious Metals — 0.1%
Coeur Mining, Inc.†	25,400	264,160
Hecla Mining Co.	54,200	487,800

		751,960

Printing - Commercial — 0.2%
Cimpress PLC†	1,000	99,310
Deluxe Corp.	8,400	382,704
Quad/Graphics, Inc.†	95,200	315,112

		797,126

Publishing - Books — 0.3%
Houghton Mifflin Harcourt Co.†	151,300	1,503,922

Security Description	Shares	Value (Note 2)

Publishing - Newspapers — 0.1%
TEGNA, Inc.	37,800	$732,942

Publishing - Periodicals — 0.0%
Meredith Corp.†	4,600	154,928

Racetracks — 0.3%
Penn National Gaming, Inc.†#	19,400	1,590,218

Real Estate Investment Trusts — 8.8%
Acadia Realty Trust	16,100	349,370
Agree Realty Corp.	11,850	832,818
Alexander & Baldwin, Inc.	57,075	1,096,411
American Assets Trust, Inc.	16,600	606,730
American Finance Trust, Inc.	32,300	293,930
Apollo Commercial Real Estate Finance, Inc.	35,100	549,315
Ares Commercial Real Estate Corp.	53,900	817,663
Armada Hoffler Properties, Inc.	21,700	287,959
Blackstone Mtg. Trust, Inc., Class A	33,800	1,082,614
Broadstone Net Lease, Inc.	42,800	934,752
CareTrust REIT, Inc.	25,900	602,952
CatchMark Timber Trust, Inc., Class A	17,700	211,515
Centerspace	4,900	348,831
Chatham Lodging Trust†	14,600	192,282
Cherry Hill Mtg. Investment Corp.#	2,887	28,350
City Office REIT, Inc.	86,200	996,472
Colony Capital, Inc.†#	110,400	758,448
Colony Credit Real Estate, Inc.	4,800	45,360
Columbia Property Trust, Inc.	9,500	166,155
CorePoint Lodging, Inc.†	10,300	108,047
Cousins Properties, Inc.	12,549	465,443
DiamondRock Hospitality Co.†	154,834	1,498,793
Easterly Government Properties, Inc.	5,400	111,942
Ellington Financial, Inc.	57,200	1,079,936
Essential Properties Realty Trust, Inc.	21,800	558,080
First Industrial Realty Trust, Inc.	14,900	754,536
Getty Realty Corp.	33,346	1,038,061
Gladstone Commercial Corp.	34,800	754,116
Global Medical REIT, Inc.	9,800	141,120
Global Net Lease, Inc.	42,800	836,312
Granite Point Mtg. Trust, Inc.	16,200	232,956
Great Ajax Corp.	5,900	74,340
Healthcare Realty Trust, Inc.	20,400	618,936
Highwoods Properties, Inc.	9,800	447,664
Innovative Industrial Properties, Inc.#	2,400	432,552
Kite Realty Group Trust	39,100	828,920
KKR Real Estate Finance Trust, Inc.	46,000	983,480
Ladder Capital Corp.	92,300	1,079,910
Lexington Realty Trust	29,200	361,496
MFA Financial, Inc.	85,600	374,072
New Senior Investment Group, Inc.	132,500	878,475
New York Mtg. Trust, Inc.	62,400	282,048
NexPoint Residential Trust, Inc.	1,125	58,320
PennyMac Mtg. Investment Trust	47,100	923,160
Physicians Realty Trust	48,400	877,492
Piedmont Office Realty Trust, Inc., Class A	41,200	761,788
Plymouth Industrial REIT, Inc.	5,100	97,614
PotlatchDeltic Corp.	24,800	1,492,960
QTS Realty Trust, Inc., Class A#	5,300	335,914
Ready Capital Corp.	34,000	517,480
Redwood Trust, Inc.	164,400	1,829,772
Retail Opportunity Investments Corp.	48,700	869,782
Retail Properties of America, Inc., Class A	80,900	974,845
Retail Value, Inc.	6,121	107,485
RLJ Lodging Trust	22,326	343,151
Ryman Hospitality Properties, Inc.†	2,100	157,311
Sabra Health Care REIT, Inc.	91,500	1,598,505
Service Properties Trust	28,440	357,206

239

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
SITE Centers Corp.	62,900	$941,613
STAG Industrial, Inc.#	48,400	1,728,364
Summit Hotel Properties, Inc.†	12,400	119,164
Sunstone Hotel Investors, Inc.†	191,072	2,399,864
TPG RE Finance Trust, Inc.	60,000	782,400
Two Harbors Investment Corp.	34,705	249,529
UMH Properties, Inc.	10,800	229,068
Urban Edge Properties	38,600	746,910
Urstadt Biddle Properties, Inc., Class A	13,700	250,436
Xenia Hotels & Resorts, Inc.†	77,500	1,504,275

		44,397,570

Real Estate Management/Services — 0.5%
Newmark Group, Inc., Class A	62,129	801,464
Realogy Holdings Corp.†#	99,000	1,753,290

		2,554,754

Real Estate Operations & Development — 0.2%
Kennedy-Wilson Holdings, Inc.	43,600	865,024

Rental Auto/Equipment — 1.2%
Aaron’s Co., Inc.	6,600	237,402
CAI International, Inc.	8,500	364,820
Herc Holdings, Inc.†	43,400	4,991,868
Rent-A-Center, Inc.	10,400	642,824

		6,236,914

Resort/Theme Parks — 0.6%
Marriott Vacations Worldwide Corp.†	16,300	2,808,327

Retail - Apparel/Shoe — 1.3%
Abercrombie & Fitch Co., Class A†	38,300	1,635,410
American Eagle Outfitters, Inc.	28,900	1,023,927
Caleres, Inc.	30,900	774,972
Children’s Place, Inc.†	4,500	418,455
Genesco, Inc.†	26,700	1,468,500
Guess?, Inc.	34,200	1,004,454

		6,325,718

Retail - Appliances — 0.0%
Conn’s, Inc.†	5,200	120,588

Retail - Automobile — 0.6%
Group 1 Automotive, Inc.	5,500	877,140
Lithia Motors, Inc., Class A	2,300	809,577
Rush Enterprises, Inc., Class A	11,100	530,580
Sonic Automotive, Inc., Class A	18,200	877,786

		3,095,083

Retail - Bedding — 0.3%
Bed Bath & Beyond, Inc.†	45,600	1,276,344

Retail - Building Products — 0.7%
Beacon Roofing Supply, Inc.†	14,600	826,944
GMS, Inc.†	58,500	2,678,715

		3,505,659

Retail - Discount — 0.2%
Big Lots, Inc.	8,500	517,990
Citi Trends, Inc.†	4,400	366,696

		884,686

Retail - Drug Store — 0.3%
Rite Aid Corp.†	89,704	1,638,892

Retail - Home Furnishings — 0.1%
Haverty Furniture Cos., Inc.	13,300	611,002

Security Description	Shares	Value (Note 2)

Retail - Jewelry — 0.4%
Movado Group, Inc.	2,700	$74,871
Signet Jewelers, Ltd.†	29,300	1,774,994

		1,849,865

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	2,300	118,289

Retail - Office Supplies — 0.3%
ODP Corp.†	37,500	1,640,250

Retail - Petroleum Products — 0.0%
Murphy USA, Inc.	1,700	229,177

Retail - Regional Department Stores — 0.9%
Dillard’s, Inc., Class A	13,200	1,741,212
Macy’s, Inc.†	155,700	2,846,196

		4,587,408

Retail - Restaurants — 0.5%
Brinker International, Inc.†	14,400	884,880
Cheesecake Factory, Inc.†	8,800	517,616
Del Taco Restaurants, Inc.	39,500	401,320
Dine Brands Global, Inc.†	4,400	417,780
Fiesta Restaurant Group, Inc.†	9,700	131,823

		2,353,419

Retail - Sporting Goods — 0.1%
Zumiez, Inc.†	16,300	714,266

Rubber/Plastic Products — 0.3%
Myers Industries, Inc.	5,658	124,646
Trinseo SA	18,245	1,184,830

		1,309,476

Rubber - Tires — 0.4%
Cooper Tire & Rubber Co.	19,500	1,157,910
Goodyear Tire & Rubber Co.†	45,300	898,299

		2,056,209

Satellite Telecom — 0.2%
Gogo, Inc.†#	70,100	954,762
KVH Industries, Inc.†	5,400	77,166

		1,031,928

Savings & Loans/Thrifts — 2.6%
Axos Financial, Inc.†	22,700	1,076,207
Banc of California, Inc.	4,700	82,297
Berkshire Hills Bancorp, Inc.	42,000	1,165,500
Brookline Bancorp, Inc.	31,600	532,776
ESSA Bancorp, Inc.	4,100	64,985
Flushing Financial Corp.	19,200	448,704
FS Bancorp, Inc.	1,600	113,888
HomeTrust Bancshares, Inc.	19,500	553,215
Investors Bancorp, Inc.	167,500	2,492,400
Meridian Bancorp, Inc.	31,000	683,550
Northfield Bancorp, Inc.	62,200	1,053,046
OceanFirst Financial Corp.	47,600	1,052,436
Pacific Premier Bancorp, Inc.	10,100	464,297
Provident Financial Holdings, Inc.	1,600	27,840
Provident Financial Services, Inc.	58,177	1,469,551
Territorial Bancorp, Inc.	1,600	41,792
Washington Federal, Inc.	34,700	1,156,898
WSFS Financial Corp.	9,856	524,438

		13,003,820

Schools — 0.0%
American Public Education, Inc.†	2,800	78,400

240

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Equipment — 0.3%
Cohu, Inc.†	9,173	$341,419
Veeco Instruments, Inc.†	49,300	1,174,326

		1,515,745

Steel - Producers — 1.1%
Cleveland-Cliffs, Inc.†#	169,900	3,418,388
Commercial Metals Co.	53,400	1,680,498
United States Steel Corp.	13,100	339,683

		5,438,569

Steel - Specialty — 0.3%
Allegheny Technologies, Inc.†	59,500	1,457,155

Superconductor Product & Systems — 0.1%
American Superconductor Corp.†	20,600	308,382

Telecom Services — 0.4%
ATN International, Inc.	5,300	250,531
Consolidated Communications Holdings, Inc.†	67,756	634,196
Spok Holdings, Inc.	27,000	315,090
Vonage Holdings Corp.†	50,300	693,134

		1,892,951

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	28,214	558,919
Harmonic, Inc.†	29,738	207,274

		766,193

Television — 0.9%
AMC Networks, Inc., Class A†	35,640	1,913,155
Gray Television, Inc.	52,556	1,222,453
Sinclair Broadcast Group, Inc., Class A	40,200	1,354,338

		4,489,946

Theaters — 0.6%
AMC Entertainment Holdings, Inc., Class A†#	92,700	2,421,324
Cinemark Holdings, Inc.†#	30,700	695,662

		3,116,986

Transactional Software — 0.1%
Synchronoss Technologies, Inc.†	123,500	359,385

Transport - Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	1,000	74,930

Transport - Marine — 0.3%
Costamare, Inc.	89,600	961,408
DHT Holdings, Inc.	20,900	133,760
Dorian LPG, Ltd.†	23,100	328,251
International Seaways, Inc.	8,000	160,320

		1,583,739

Transport - Services — 0.7%
Echo Global Logistics, Inc.†	62,200	2,124,752
Forward Air Corp.	1,100	106,579
Hub Group, Inc., Class A†	16,000	1,116,960

		3,348,291

Transport - Truck — 0.8%
ArcBest Corp.	47,320	3,683,389
Covenant Logistics Group, Inc.†	4,300	96,793
Werner Enterprises, Inc.	4,500	215,955

		3,996,137

Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	150,400	715,904

Water — 0.0%
Consolidated Water Co., Ltd.	10,800	132,948

Security Description	Shares/ Principal Amount	Value (Note 2)

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	11,200	$281,008

Total Long-Term Investment Securities
(cost $351,942,814)		489,401,212

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Registered Investment Companies — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(1)(2) (cost $4,994,590)	4,994,590	4,994,590

REPURCHASE AGREEMENTS — 2.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 05/28/2021, to be repurchased 06/01/2021 in the amount of $13,078,000 and collateralized by $12,438,400 of United States Treasury Notes, bearing interest at 2.63% due 12/31/2023 and having an approximate value of $13,339,575 (cost $13,078,000)	$13,078,000	13,078,000

TOTAL INVESTMENTS
(cost $370,015,404)(3)	101.1%	507,473,802
Liabilities in excess of other assets	(1.1)	(5,715,927)

NET ASSETS	100.0%	$501,757,875

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2021, the aggregate value of these securities was $1,010,970 representing 0.2% of net assets.

(1)	The rate shown is the 7-day yield as of May 31, 2021.
(2)

At May 31, 2021, the Fund had loaned securities with a total value of $19,170,634. This was secured by collateral of $4,994,590, which was received in cash and subsequently invested in short-term investments currently valued at $4,994,590 as reported in the Portfolio of Investments. Additional collateral of $14,935,073 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 10/25/2050	$559,731
Federal National Mtg. Assoc.	1.24% to 3.50%	07/25/2030 to 09/01/2050	2,175,022
Government National Mtg. Assoc.	1.00% to 2.70%	12/20/2050 to 05/16/2053	415,400
United States Cash Management Bills	zero coupon	09/14/2021 to 09/21/2021	28,660
United States Treasury Bills	0.00%	06/03/2021 to 12/30/2021	273,708
United States Treasury Notes/Bonds	0.06% to 8.13%	06/30/2021 to 02/15/2051	11,482,552

(3)	See Note 5 for cost of investments on a tax basis.

241

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
103	Long	Russell 2000 E-Mini Index	June 2021	$11,411,049	$11,683,290	$272,241

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$489,401,212	$—	$—	$489,401,212
Short-Term Investment Securities	4,994,590	—	—	4,994,590
Repurchase Agreements	—	13,078,000	—	13,078,000

Total Investments at Value	$494,395,802	$13,078,000	$—	$507,473,802

Other Financial Instruments:†
Futures Contracts	$272,241	$—	$—	$272,241

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

242

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Applications Software	6.0%
Computers	5.6
Medical — Drugs	4.0
E-Commerce/Products	4.0
Web Portals/ISP	3.9
Electronic Components — Semiconductors	3.7
Diversified Banking Institutions	3.5
Internet Content — Entertainment	3.0
Finance — Credit Card	2.6
Real Estate Investment Trusts	2.4
Electric — Integrated	2.2
Commercial Services — Finance	1.9
Insurance — Property/Casualty	1.9
Auto — Cars/Light Trucks	1.7
Medical — HMO	1.6
Retail — Discount	1.5
Aerospace/Defense	1.4
Medical — Biomedical/Gene	1.4
Retail — Building Products	1.4
Diversified Manufacturing Operations	1.3
Cosmetics & Toiletries	1.3
Telephone — Integrated	1.3
Medical Products	1.3
Beverages — Non-alcoholic	1.3
Oil Companies — Integrated	1.2
Banks — Super Regional	1.2
Retail — Restaurants	1.2
Enterprise Software/Service	1.1
Medical Instruments	1.1
Cable/Satellite TV	1.0
Computer Services	1.0
Diagnostic Equipment	1.0
Multimedia	1.0
Transport — Rail	0.9
Semiconductor Components — Integrated Circuits	0.8
Semiconductor Equipment	0.8
Insurance — Multi-line	0.7
Transport — Services	0.7
Oil Companies — Exploration & Production	0.7
Repurchase Agreements	0.7
Networking Products	0.7
Electronic Forms	0.7
Tobacco	0.7
Investment Management/Advisor Services	0.7
Data Processing/Management	0.6
Industrial Gases	0.6
Banks — Commercial	0.6
Chemicals — Diversified	0.6
Pharmacy Services	0.6
Insurance Brokers	0.5
Instruments — Controls	0.5
Athletic Footwear	0.5
Finance — Other Services	0.5
Computer Aided Design	0.5
Food — Misc./Diversified	0.4
Entertainment Software	0.4
Machinery — Construction & Mining	0.4
Food — Confectionery	0.4
Medical Labs & Testing Services	0.3
Insurance — Life/Health	0.3
E-Commerce/Services	0.3
Oil Refining & Marketing	0.3
Machinery — Farming	0.3
Electronic Measurement Instruments	0.3
Finance — Investment Banker/Broker	0.3
Airlines	0.3
Distribution/Wholesale	0.3
Chemicals — Specialty	0.3
Drug Delivery Systems	0.3

Retail — Auto Parts	0.3
Banks — Fiduciary	0.3
Building — Residential/Commercial	0.3
Pipelines	0.3
Electric Products — Misc.	0.2
Building Products — Air & Heating	0.2
Electronic Connectors	0.2
Cellular Telecom	0.2
Oil — Field Services	0.2
Retail — Major Department Stores	0.2
Non — Hazardous Waste Disposal	0.2
Medical — Wholesale Drug Distribution	0.2
Hotels/Motels	0.2
Auto — Heavy Duty Trucks	0.2
Medical — Hospitals	0.2
Electric — Distribution	0.2
Coatings/Paint	0.2
Retail — Apparel/Shoe	0.2
Apparel Manufacturers	0.2
Consumer Products — Misc.	0.2
Machinery — General Industrial	0.2
Metal — Copper	0.2
Machinery — Pumps	0.2
Computers — Memory Devices	0.2
Gold Mining	0.2
Aerospace/Defense — Equipment	0.2
Dental Supplies & Equipment	0.2
Containers — Paper/Plastic	0.2
Cruise Lines	0.2
Commercial Services	0.1
Auto/Truck Parts & Equipment — Original	0.1
Brewery	0.1
Casino Hotels	0.1
Consulting Services	0.1
Tools — Hand Held	0.1
Diagnostic Kits	0.1
Building Products — Cement	0.1
Food — Wholesale/Distribution	0.1
U.S. Government Treasuries	0.1
Transport — Truck	0.1
Decision Support Software	0.1
Retail — Drug Store	0.1
Agricultural Operations	0.1
Food — Meat Products	0.1
Wireless Equipment	0.1
Agricultural Biotech	0.1
Telecom Equipment — Fiber Optics	0.1
Computer Software	0.1
Broadcast Services/Program	0.1
Advertising Agencies	0.1
Industrial Automated/Robotic	0.1
Steel — Producers	0.1
Respiratory Products	0.1
Computer Data Security	0.1
Real Estate Management/Services	0.1
Food — Retail	0.1
Water	0.1
Containers — Metal/Glass	0.1
Retail — Consumer Electronics	0.1
Office Automation & Equipment	0.1
Finance — Consumer Loans	0.1
Paper & Related Products	0.1
Medical — Generic Drugs	0.1
Rental Auto/Equipment	0.1
Medical Information Systems	0.1
Agricultural Chemicals	0.1
E-Services/Consulting	0.1
Gas — Distribution	0.1
Casino Services	0.1

243

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited) — (continued)

Industry Allocation* (continued)

Web Hosting/Design	0.1%
Electronic Components — Misc.	0.1
Retail — Gardening Products	0.1
Soap & Cleaning Preparation	0.1
Power Converter/Supply Equipment	0.1
Instruments — Scientific	0.1
Retail — Perfume & Cosmetics	0.1
Disposable Medical Products	0.1
Retail — Automobile	0.1
Engineering/R&D Services	0.1
Energy — Alternate Sources	0.1
Office Supplies & Forms	0.1

99.9%

*	Calculated as a percentage of net assets

244

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.1%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	65,651	$2,211,782
Omnicom Group, Inc.	36,132	2,971,496

		5,183,278

Aerospace/Defense — 1.4%
Boeing Co.†	92,194	22,773,762
General Dynamics Corp.	38,965	7,399,843
Lockheed Martin Corp.	41,422	15,831,488
Northrop Grumman Corp.	26,055	9,532,743
Raytheon Technologies Corp.	255,341	22,651,300
Teledyne Technologies, Inc.†	7,804	3,273,544
TransDigm Group, Inc.†	9,190	5,962,840

		87,425,520

Aerospace/Defense - Equipment — 0.2%
Howmet Aerospace, Inc.†	65,580	2,326,778
L3Harris Technologies, Inc.	34,545	7,532,883

		9,859,661

Agricultural Biotech — 0.1%
Corteva, Inc.	125,036	5,689,138

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	35,961	1,912,046
Mosaic Co.	57,971	2,095,072

		4,007,118

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	93,839	6,243,109

Airlines — 0.3%
Alaska Air Group, Inc.†	20,876	1,444,619
American Airlines Group, Inc.†	107,494	2,605,655
Delta Air Lines, Inc.†	107,237	5,113,060
Southwest Airlines Co.†	99,261	6,100,581
United Airlines Holdings, Inc.†	53,518	3,122,775

		18,386,690

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	58,615	1,145,337
PVH Corp.†	11,948	1,371,869
Ralph Lauren Corp.	8,106	1,005,793
Tapestry, Inc.†	46,690	2,095,914
Under Armour, Inc., Class A†	31,696	715,696
Under Armour, Inc., Class C†	32,746	624,139
VF Corp.	53,977	4,303,046

		11,261,794

Appliances — 0.0%
Whirlpool Corp.	10,548	2,500,825

Applications Software — 6.0%
Intuit, Inc.	46,017	20,205,605
Microsoft Corp.	1,267,433	316,452,671
PTC, Inc.†	17,667	2,369,851
Roper Technologies, Inc.	17,635	7,935,926
ServiceNow, Inc.†	32,954	15,616,242

		362,580,295

Athletic Footwear — 0.5%
NIKE, Inc., Class B	213,666	29,156,862

Auto - Cars/Light Trucks — 1.7%
Ford Motor Co.†	656,694	9,541,764
General Motors Co.†	213,082	12,637,893
Tesla, Inc.†	129,039	80,677,764

		102,857,421

Security Description	Shares	Value (Note 2)

Auto-Heavy Duty Trucks — 0.2%
Cummins, Inc.	24,872	$6,399,068
PACCAR, Inc.	58,302	5,338,131

		11,737,199

Auto/Truck Parts & Equipment - Original — 0.1%
Aptiv PLC†	45,377	6,825,609
BorgWarner, Inc.	40,166	2,060,114

		8,885,723

Banks - Commercial — 0.6%
Citizens Financial Group, Inc.	71,437	3,564,706
First Republic Bank	29,572	5,661,264
M&T Bank Corp.	21,617	3,473,636
Regions Financial Corp.	161,437	3,779,240
SVB Financial Group†	9,070	5,286,812
Truist Financial Corp.	226,390	13,986,374
Zions Bancorp NA	27,595	1,597,199

		37,349,231

Banks - Fiduciary — 0.3%
Bank of New York Mellon Corp.	135,578	7,060,902
Northern Trust Corp.	35,006	4,242,377
State Street Corp.	59,116	5,141,910

		16,445,189

Banks - Super Regional — 1.2%
Comerica, Inc.	23,386	1,835,567
Fifth Third Bancorp	119,487	5,035,182
Huntington Bancshares, Inc.	170,943	2,711,156
KeyCorp	162,804	3,751,004
PNC Financial Services Group, Inc.	71,254	13,871,729
US Bancorp	229,708	13,961,652
Wells Fargo & Co.	694,716	32,457,132

		73,623,422

Beverages - Non-alcoholic — 1.3%
Coca-Cola Co.	651,743	36,034,870
Monster Beverage Corp.†	62,126	5,856,618
PepsiCo, Inc.	231,837	34,297,966

		76,189,454

Beverages - Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	30,695	2,466,650

Brewery — 0.1%
Constellation Brands, Inc., Class A	28,573	6,849,520
Molson Coors Beverage Co., Class B†	31,632	1,844,778

		8,694,298

Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†#	27,305	876,763
Discovery, Inc., Class C†	48,680	1,462,834
Fox Corp., Class A	56,186	2,098,547
Fox Corp., Class B	25,831	937,149

		5,375,293

Building & Construction Products - Misc. — 0.0%
Fortune Brands Home & Security, Inc.	23,302	2,403,834

Building Products - Air & Heating — 0.2%
Carrier Global Corp.	137,314	6,306,832
Johnson Controls International PLC	121,038	8,053,869

		14,360,701

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.	10,467	3,806,324

245

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building Products - Cement (continued)
Vulcan Materials Co.	22,274	$4,083,270

		7,889,594

Building Products - Wood — 0.0%
Masco Corp.	43,211	2,606,055

Building - Maintenance & Services — 0.0%
Rollins, Inc.	37,215	1,268,659

Building - Residential/Commercial — 0.3%
D.R. Horton, Inc.	55,617	5,299,744
Lennar Corp., Class A	46,128	4,567,133
NVR, Inc.†	588	2,873,691
PulteGroup, Inc.	44,682	2,582,173

		15,322,741

Cable/Satellite TV — 1.0%
Charter Communications, Inc., Class A†	23,766	16,506,200
Comcast Corp., Class A	768,170	44,046,868
DISH Network Corp., Class A†	41,583	1,809,692

		62,362,760

Casino Hotels — 0.1%
Las Vegas Sands Corp.†	55,195	3,187,511
MGM Resorts International	69,021	2,958,930
Wynn Resorts, Ltd.†	17,680	2,331,462

		8,477,903

Casino Services — 0.1%
Caesars Entertainment, Inc.†	35,000	3,760,750

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	98,158	13,884,449

Chemicals - Diversified — 0.6%
Celanese Corp.	19,186	3,174,324
Dow, Inc.	125,231	8,568,305
DuPont de Nemours, Inc.	90,472	7,653,026
Eastman Chemical Co.	22,831	2,863,007
FMC Corp.	21,737	2,536,491
LyondellBasell Industries NV, Class A	43,235	4,869,126
PPG Industries, Inc.	39,817	7,155,911

		36,820,190

Chemicals - Specialty — 0.3%
Albemarle Corp.	19,600	3,274,768
Ecolab, Inc.	41,791	8,988,408
International Flavors & Fragrances, Inc.	41,798	5,921,523

		18,184,699

Coatings/Paint — 0.2%
Sherwin-Williams Co.	40,656	11,527,196

Commercial Services — 0.1%
Cintas Corp.	14,826	5,241,584
Nielsen Holdings PLC	60,126	1,636,029
Quanta Services, Inc.	23,252	2,217,078

		9,094,691

Commercial Services - Finance — 1.9%
Automatic Data Processing, Inc.	71,913	14,096,386
Equifax, Inc.	20,468	4,810,799
FleetCor Technologies, Inc.†	14,018	3,847,100
Global Payments, Inc.	49,614	9,610,728
IHS Markit, Ltd.	62,647	6,597,355
MarketAxess Holdings, Inc.	6,385	2,978,858
Moody’s Corp.	27,039	9,067,529
PayPal Holdings, Inc.†	196,811	51,174,796

Security Description	Shares	Value (Note 2)

Commercial Services - Finance (continued)
S&P Global, Inc.	40,449	$15,349,182

		117,532,733

Computer Aided Design — 0.5%
ANSYS, Inc.†	14,578	4,926,489
Autodesk, Inc.†	36,951	10,562,813
Cadence Design Systems, Inc.†	46,880	5,953,291
Synopsys, Inc.†	25,606	6,512,630

		27,955,223

Computer Data Security — 0.1%
Fortinet, Inc.†	22,761	4,974,189

Computer Services — 1.0%
Accenture PLC, Class A	106,582	30,073,177
Cognizant Technology Solutions Corp., Class A	89,167	6,380,791
DXC Technology Co.†	42,783	1,622,331
International Business Machines Corp.	150,164	21,584,573
Leidos Holdings, Inc.	22,414	2,303,039

		61,963,911

Computer Software — 0.1%
Akamai Technologies, Inc.†	27,428	3,132,552
Citrix Systems, Inc.	20,663	2,375,418

		5,507,970

Computers — 5.6%
Apple, Inc.	2,651,888	330,451,764
Hewlett Packard Enterprise Co.	218,651	3,489,670
HP, Inc.	210,482	6,152,389

		340,093,823

Computers - Memory Devices — 0.2%
NetApp, Inc.	37,407	2,894,180
Seagate Technology Holdings PLC	33,755	3,232,041
Western Digital Corp.†	51,438	3,869,681

		9,995,902

Consulting Services — 0.1%
Gartner, Inc.†	14,909	3,456,503
Verisk Analytics, Inc.	27,357	4,728,110

		8,184,613

Consumer Products - Misc. — 0.2%
Clorox Co.	21,139	3,735,895
Kimberly-Clark Corp.	56,801	7,419,915

		11,155,810

Containers - Metal/Glass — 0.1%
Ball Corp.	55,106	4,527,509

Containers - Paper/Plastic — 0.2%
Amcor PLC	262,483	3,097,300
Packaging Corp. of America	15,936	2,368,886
Sealed Air Corp.	26,033	1,480,236
WestRock Co.	44,283	2,582,585

		9,529,007

Cosmetics & Toiletries — 1.3%
Colgate-Palmolive Co.	142,597	11,946,777
Estee Lauder Cos., Inc., Class A	38,606	11,833,511
Procter & Gamble Co.	413,807	55,801,874

		79,582,162

Cruise Lines — 0.2%
Carnival Corp.†	134,067	3,963,021
Norwegian Cruise Line Holdings, Ltd.†	61,036	1,947,048

246

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Cruise Lines (continued)
Royal Caribbean Cruises, Ltd.†	36,789	$3,431,310

		9,341,379

Data Processing/Management — 0.6%
Broadridge Financial Solutions, Inc.	19,459	3,103,321
Fidelity National Information Services, Inc.	104,378	15,550,235
Fiserv, Inc.†	100,086	11,529,907
Jack Henry & Associates, Inc.	12,785	1,970,808
Paychex, Inc.	53,936	5,455,087

		37,609,358

Decision Support Software — 0.1%
MSCI, Inc.	13,876	6,495,772

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	12,101	7,141,405
DENTSPLY SIRONA, Inc.	36,811	2,463,392

		9,604,797

Diagnostic Equipment — 1.0%
Danaher Corp.	106,518	27,283,521
PerkinElmer, Inc.	18,831	2,731,813
Thermo Fisher Scientific, Inc.	66,175	31,069,162

		61,084,496

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	14,356	8,012,227

Dialysis Centers — 0.0%
DaVita, Inc.†	12,133	1,456,809

Disposable Medical Products — 0.1%
Teleflex, Inc.	7,846	3,155,583

Distribution/Wholesale — 0.3%
Copart, Inc.†	34,947	4,508,512
Fastenal Co.	96,515	5,119,156
LKQ Corp.†	46,892	2,389,616
Pool Corp.	6,761	2,951,515
WW Grainger, Inc.	7,393	3,416,749

		18,385,548

Diversified Banking Institutions — 3.5%
Bank of America Corp.	1,276,673	54,118,169
Citigroup, Inc.	350,763	27,608,556
Goldman Sachs Group, Inc.	57,819	21,509,824
JPMorgan Chase & Co.	512,791	84,220,794
Morgan Stanley	252,176	22,935,407

		210,392,750

Diversified Manufacturing Operations — 1.3%
3M Co.	97,315	19,758,837
A.O. Smith Corp.	22,758	1,617,411
Eaton Corp. PLC	66,899	9,717,080
General Electric Co.	1,473,411	20,716,159
Illinois Tool Works, Inc.	48,425	11,222,978
Parker-Hannifin Corp.	21,692	6,684,390
Textron, Inc.	38,133	2,610,966
Trane Technologies PLC	40,067	7,468,489

		79,796,310

Drug Delivery Systems — 0.3%
Becton Dickinson & Co.	48,827	11,810,763
DexCom, Inc.†	16,162	5,970,081

		17,780,844

E-Commerce/Products — 4.0%
Amazon.com, Inc.†	71,929	231,832,202

Security Description	Shares	Value (Note 2)

E-Commerce/Products (continued)
eBay, Inc.	108,628	$6,613,273
Etsy, Inc.†	21,182	3,489,311

		241,934,786

E-Commerce/Services — 0.3%
Booking Holdings, Inc.†	6,883	16,254,549
Cars.com, Inc.†	1	15
Expedia Group, Inc.†	23,248	4,113,733

		20,368,297

E-Services/Consulting — 0.1%
CDW Corp.	23,693	3,919,296

Electric Products - Misc. — 0.2%
AMETEK, Inc.	38,745	5,234,450
Emerson Electric Co.	100,832	9,648,614

		14,883,064

Electric - Distribution — 0.2%
Consolidated Edison, Inc.	57,542	4,444,544
Sempra Energy	52,917	7,169,724

		11,614,268

Electric - Integrated — 2.2%
AES Corp.	112,273	2,852,857
Alliant Energy Corp.	41,991	2,399,786
Ameren Corp.	42,575	3,584,815
American Electric Power Co., Inc.	83,452	7,176,872
CenterPoint Energy, Inc.	92,690	2,345,057
CMS Energy Corp.	48,555	3,046,341
Dominion Energy, Inc.	135,385	10,308,214
DTE Energy Co.	32,563	4,493,368
Duke Energy Corp.	129,170	12,945,417
Edison International	63,736	3,560,930
Entergy Corp.	33,689	3,546,104
Evergy, Inc.	38,137	2,364,113
Eversource Energy	57,640	4,679,792
Exelon Corp.	164,069	7,402,793
FirstEnergy Corp.	91,285	3,460,614
NextEra Energy, Inc.	329,348	24,114,861
Pinnacle West Capital Corp.	18,937	1,601,692
PPL Corp.	129,225	3,761,740
Public Service Enterprise Group, Inc.	84,878	5,272,621
Southern Co.	177,558	11,349,507
WEC Energy Group, Inc.	53,007	4,977,887
Xcel Energy, Inc.	90,350	6,404,008

		131,649,389

Electronic Components - Misc. — 0.1%
Garmin, Ltd.	25,111	3,571,789

Electronic Components - Semiconductors — 3.7%
Advanced Micro Devices, Inc.†	203,638	16,307,331
Broadcom, Inc.	68,601	32,402,310
Intel Corp.	682,768	38,999,708
IPG Photonics Corp.†	6,027	1,261,210
Microchip Technology, Inc.	45,248	7,101,674
Micron Technology, Inc.†	187,987	15,817,226
Monolithic Power Systems, Inc.	7,207	2,472,866
NVIDIA Corp.	104,188	67,699,279
Qorvo, Inc.†	19,033	3,477,710
Skyworks Solutions, Inc.	27,711	4,710,870
Texas Instruments, Inc.	154,642	29,354,144
Xilinx, Inc.	41,300	5,245,100

		224,849,428

247

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Connectors — 0.2%
Amphenol Corp., Class A	100,684	$6,772,006
TE Connectivity, Ltd.	55,604	7,544,351

		14,316,357

Electronic Forms — 0.7%
Adobe, Inc.†	80,549	40,643,414

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	51,203	7,072,671
Fortive Corp.	56,812	4,120,006
Keysight Technologies, Inc.†	31,271	4,452,365
Trimble, Inc.†	42,175	3,280,793

		18,925,835

Electronic Security Devices — 0.0%
Allegion PLC	15,247	2,141,899

Energy - Alternate Sources — 0.1%
Enphase Energy, Inc.†	21,682	3,101,610

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	21,861	3,106,011

Enterprise Software/Service — 1.1%
Oracle Corp.	311,680	24,541,683
Paycom Software, Inc.†	8,248	2,718,541
salesforce.com, Inc.†	154,220	36,719,782
Tyler Technologies, Inc.†	6,819	2,749,148

		66,729,154

Entertainment Software — 0.4%
Activision Blizzard, Inc.	130,194	12,661,366
Electronic Arts, Inc.	48,334	6,908,379
Take-Two Interactive Software, Inc.†	19,355	3,591,514

		23,161,259

Finance - Consumer Loans — 0.1%
Synchrony Financial	91,269	4,327,063

Finance - Credit Card — 2.6%
American Express Co.	109,654	17,558,895
Capital One Financial Corp.	77,173	12,407,875
Discover Financial Services	51,538	6,043,346
Mastercard, Inc., Class A	147,338	53,127,136
Visa, Inc., Class A	285,024	64,785,955
Western Union Co.	69,053	1,689,727

		155,612,934

Finance - Investment Banker/Broker — 0.3%
Charles Schwab Corp.	251,485	18,572,167

Finance - Other Services — 0.5%
Cboe Global Markets, Inc.	18,016	2,005,181
CME Group, Inc.	60,328	13,197,353
Intercontinental Exchange, Inc.	94,392	10,654,969
Nasdaq, Inc.	19,385	3,246,212

		29,103,715

Food - Confectionery — 0.4%
Hershey Co.	24,627	4,261,702
J.M. Smucker Co.	18,415	2,454,535
Mondelez International, Inc., Class A	237,299	15,075,606

		21,791,843

Food - Meat Products — 0.1%
Hormel Foods Corp.#	47,200	2,291,088
Tyson Foods, Inc., Class A	49,527	3,937,397

		6,228,485

Security Description	Shares	Value (Note 2)

Food - Misc./Diversified — 0.4%
Campbell Soup Co.	34,109	$1,660,085
Conagra Brands, Inc.	82,103	3,128,125
General Mills, Inc.	102,749	6,458,802
Kellogg Co.	42,771	2,801,073
Kraft Heinz Co.	108,941	4,748,738
Lamb Weston Holdings, Inc.	24,594	2,028,759
McCormick & Co., Inc.	41,834	3,725,736

		24,551,318

Food - Retail — 0.1%
Kroger Co.	127,940	4,731,221

Food - Wholesale/Distribution — 0.1%
Sysco Corp.	85,772	6,947,532

Gas - Distribution — 0.1%
Atmos Energy Corp.	21,536	2,135,725
NiSource, Inc.	65,850	1,679,175

		3,814,900

Gold Mining — 0.2%
Newmont Corp.	134,488	9,882,178

Home Decoration Products — 0.0%
Newell Brands, Inc.	63,503	1,821,901

Home Furnishings — 0.0%
Leggett & Platt, Inc.	22,348	1,229,810

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.†	46,651	5,843,971
Marriott International, Inc., Class A†	44,703	6,418,457

		12,262,428

Human Resources — 0.0%
Robert Half International, Inc.	19,010	1,687,898

Independent Power Producers — 0.0%
NRG Energy, Inc.	41,118	1,321,944

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	19,520	5,147,814

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	37,184	11,142,557
Linde PLC	87,860	26,410,716

		37,553,273

Instruments - Controls — 0.5%
Honeywell International, Inc.	116,876	26,987,837
Mettler-Toledo International, Inc.†	3,934	5,117,937

		32,105,774

Instruments - Scientific — 0.1%
Waters Corp.†	10,450	3,367,513

Insurance Brokers — 0.5%
Aon PLC, Class A	37,975	9,621,726
Arthur J. Gallagher & Co.	34,430	5,047,782
Marsh & McLennan Cos., Inc.	85,398	11,814,814
Willis Towers Watson PLC	21,673	5,664,455

		32,148,777

Insurance - Life/Health — 0.3%
Aflac, Inc.	107,614	6,099,561
Globe Life, Inc.	15,968	1,683,347
Lincoln National Corp.	30,322	2,116,172
Principal Financial Group, Inc.	42,604	2,785,876
Prudential Financial, Inc.	66,714	7,136,397

248

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Life/Health (continued)
Unum Group	34,236	$1,060,289

		20,881,642

Insurance - Multi-line — 0.7%
Allstate Corp.	50,896	6,952,903
American International Group, Inc.(1)	145,324	7,678,920
Chubb, Ltd.	75,658	12,861,104
Cincinnati Financial Corp.	25,193	3,066,240
Hartford Financial Services Group, Inc.	60,078	3,926,097
Loews Corp.	38,144	2,226,847
MetLife, Inc.	126,326	8,256,667

		44,968,778

Insurance - Property/Casualty — 1.9%
Assurant, Inc.	9,731	1,568,151
Berkshire Hathaway, Inc., Class B†	320,412	92,740,049
Progressive Corp.	98,432	9,752,643
Travelers Cos., Inc.	42,384	6,768,725
WR Berkley Corp.	23,545	1,836,274

		112,665,842

Insurance - Reinsurance — 0.0%
Everest Re Group, Ltd.	6,720	1,746,931

Internet Content - Entertainment — 3.0%
Facebook, Inc., Class A†	404,223	132,880,227
Netflix, Inc.†	74,426	37,422,137
Twitter, Inc.†	134,126	7,779,308

		178,081,672

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	10,360	1,921,055

Internet Security — 0.0%
NortonLifeLock, Inc.	97,786	2,704,761

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	19,619	5,097,801
BlackRock, Inc.	23,854	20,920,912
Franklin Resources, Inc.	45,863	1,568,973
Invesco, Ltd.	63,259	1,804,779
Raymond James Financial, Inc.	20,596	2,730,824
T. Rowe Price Group, Inc.	38,305	7,329,662

		39,452,951

Machinery - Construction & Mining — 0.4%
Caterpillar, Inc.	91,636	22,091,607

Machinery - Farming — 0.3%
Deere & Co.	52,672	19,019,859

Machinery - General Industrial — 0.2%
IDEX Corp.	12,753	2,839,583
Otis Worldwide Corp.	68,504	5,365,918
Westinghouse Air Brake Technologies Corp.	29,838	2,469,393

		10,674,894

Machinery - Pumps — 0.2%
Dover Corp.	24,140	3,633,070
Ingersoll Rand, Inc.†	62,631	3,109,003
Xylem, Inc.	30,308	3,579,981

		10,322,054

Medical Information Systems — 0.1%
Cerner Corp.	51,471	4,027,606

Medical Instruments — 1.1%
Boston Scientific Corp.†	238,148	10,133,197
Edwards Lifesciences Corp.†	104,948	10,064,513

Security Description	Shares	Value (Note 2)

Medical Instruments (continued)
Intuitive Surgical, Inc.†	19,782	$16,660,005
Medtronic PLC	226,537	28,677,319

		65,535,034

Medical Labs & Testing Services — 0.3%
Catalent, Inc.†	28,606	2,998,767
Charles River Laboratories International, Inc.†	8,363	2,826,610
IQVIA Holdings, Inc.†	32,144	7,719,703
Laboratory Corp. of America Holdings†	16,401	4,501,747
Quest Diagnostics, Inc.	22,426	2,952,831

		20,999,658

Medical Products — 1.3%
Abbott Laboratories	297,697	34,726,355
ABIOMED, Inc.†	7,601	2,163,093
Baxter International, Inc.	84,880	6,970,346
Cooper Cos., Inc.	8,259	3,249,503
Hologic, Inc.†	43,299	2,730,435
STERIS PLC	14,343	2,737,505
Stryker Corp.	55,000	14,039,850
West Pharmaceutical Services, Inc.	12,452	4,327,194
Zimmer Biomet Holdings, Inc.	34,929	5,879,599

		76,823,880

Medical - Biomedical/Gene — 1.4%
Alexion Pharmaceuticals, Inc.†	36,944	6,522,463
Amgen, Inc.	97,057	23,093,743
Bio-Rad Laboratories, Inc., Class A†	3,622	2,181,784
Biogen, Inc.†	25,599	6,847,220
Gilead Sciences, Inc.	211,165	13,960,118
Illumina, Inc.†	24,517	9,945,076
Incyte Corp.†	31,403	2,630,943
Regeneron Pharmaceuticals, Inc.†	17,692	8,888,992
Vertex Pharmaceuticals, Inc.†	43,685	9,114,002

		83,184,341

Medical - Drugs — 4.0%
AbbVie, Inc.	296,748	33,591,874
Bristol-Myers Squibb Co.	376,501	24,743,646
Eli Lilly & Co.	133,679	26,701,043
Johnson & Johnson	441,737	74,763,987
Merck & Co., Inc.	425,207	32,268,959
Pfizer, Inc.	937,293	36,301,358
Zoetis, Inc.	79,849	14,107,721

		242,478,588

Medical - Generic Drugs — 0.1%
Perrigo Co. PLC	22,366	1,031,967
Viatris, Inc.	202,845	3,091,358

		4,123,325

Medical - HMO — 1.6%
Anthem, Inc.	41,155	16,388,744
Centene Corp.†	97,734	7,193,222
Humana, Inc.	21,655	9,478,394
UnitedHealth Group, Inc.	158,856	65,435,964

		98,496,324

Medical - Hospitals — 0.2%
HCA Healthcare, Inc.	44,555	9,569,969
Universal Health Services, Inc., Class B	13,080	2,087,960

		11,657,929

Medical - Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	24,767	2,841,766
Cardinal Health, Inc.	49,349	2,766,998

249

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Wholesale Drug Distribution (continued)
Henry Schein, Inc.†	23,940	$1,820,398
McKesson Corp.	26,719	5,140,468

		12,569,630

Metal - Copper — 0.2%
Freeport-McMoRan, Inc.	245,090	10,470,245

Multimedia — 1.0%
ViacomCBS, Inc., Class B	98,733	4,188,254
Walt Disney Co.†	305,046	54,496,468

		58,684,722

Networking Products — 0.7%
Arista Networks, Inc.†	9,235	3,134,174
Cisco Systems, Inc.	709,450	37,529,905

		40,664,079

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	35,369	3,861,587
Waste Management, Inc.	65,420	9,203,286

		13,064,873

Office Automation & Equipment — 0.1%
Zebra Technologies Corp., Class A†	8,985	4,465,994

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	13,951	3,076,614

Oil Companies-Exploration & Production — 0.7%
APA Corp.†	63,498	1,320,758
Cabot Oil & Gas Corp.	67,121	1,100,784
ConocoPhillips	227,657	12,689,601
Devon Energy Corp.	99,536	2,643,676
Diamondback Energy, Inc.	30,383	2,432,767
EOG Resources, Inc.	98,065	7,878,542
Hess Corp.	45,913	3,848,428
Marathon Oil Corp.	132,653	1,606,428
Occidental Petroleum Corp.	140,889	3,657,479
Pioneer Natural Resources Co.	34,575	5,261,969

		42,440,432

Oil Companies - Integrated — 1.2%
Chevron Corp.	324,500	33,679,855
Exxon Mobil Corp.	711,416	41,525,352

		75,205,207

Oil Field Machinery & Equipment — 0.0%
NOV, Inc.†	65,237	1,051,620

Oil Refining & Marketing — 0.3%
HollyFrontier Corp.	25,110	815,322
Marathon Petroleum Corp.	109,443	6,763,577
Phillips 66	73,402	6,181,916
Valero Energy Corp.	68,657	5,520,023

		19,280,838

Oil - Field Services — 0.2%
Baker Hughes Co.	122,499	2,988,976
Halliburton Co.	149,330	3,352,458
Schlumberger NV	234,972	7,361,673

		13,703,107

Paper & Related Products — 0.1%
International Paper Co.	66,058	4,168,260

Pharmacy Services — 0.6%
Cigna Corp.	59,126	15,304,765
CVS Health Corp.	220,367	19,048,524

		34,353,289

Security Description	Shares	Value (Note 2)

Pipelines — 0.3%
Kinder Morgan, Inc.	327,161	$6,000,133
ONEOK, Inc.	74,777	3,943,739
Williams Cos., Inc.	203,972	5,372,622

		15,316,494

Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	10,563	3,472,269

Publishing - Newspapers — 0.0%
News Corp., Class A	65,722	1,773,837
News Corp., Class B	20,464	525,720

		2,299,557

Racetracks — 0.0%
Penn National Gaming, Inc.†#	24,982	2,047,775

Real Estate Investment Trusts — 2.4%
Alexandria Real Estate Equities, Inc.	21,362	3,807,990
American Tower Corp.	76,258	19,480,869
AvalonBay Communities, Inc.	23,447	4,852,122
Boston Properties, Inc.	23,826	2,800,984
Crown Castle International Corp.	72,480	13,734,960
Digital Realty Trust, Inc.	47,241	7,159,846
Duke Realty Corp.	62,810	2,918,153
Equinix, Inc.	15,004	11,053,747
Equity Residential	57,614	4,462,204
Essex Property Trust, Inc.	10,922	3,225,157
Extra Space Storage, Inc.	22,188	3,323,984
Federal Realty Investment Trust	11,737	1,342,009
Healthpeak Properties, Inc.	90,524	3,021,691
Host Hotels & Resorts, Inc.†	118,533	2,035,212
Iron Mountain, Inc.#	48,468	2,110,297
Kimco Realty Corp.	72,669	1,548,576
Mid-America Apartment Communities, Inc.	19,223	3,089,136
Prologis, Inc.	124,269	14,643,859
Public Storage	25,554	7,218,494
Realty Income Corp.	62,747	4,291,895
Regency Centers Corp.	26,541	1,714,549
SBA Communications Corp.	18,372	5,477,061
Simon Property Group, Inc.	55,203	7,093,033
UDR, Inc.	49,879	2,375,737
Ventas, Inc.	62,959	3,491,076
Vornado Realty Trust	26,368	1,246,679
Welltower, Inc.	70,139	5,244,293
Weyerhaeuser Co.	125,658	4,769,978

		147,533,591

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	56,395	4,950,353

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	12,133	4,051,937

Respiratory Products — 0.1%
ResMed, Inc.	24,452	5,033,444

Retail - Apparel/Shoe — 0.2%
Gap, Inc.	34,569	1,156,333
L Brands, Inc.	39,258	2,742,956
Ross Stores, Inc.	59,825	7,561,282

		11,460,571

Retail - Auto Parts — 0.3%
Advance Auto Parts, Inc.	11,011	2,089,117
AutoZone, Inc.†	3,727	5,242,398
Genuine Parts Co.	24,266	3,181,758
O’Reilly Automotive, Inc.†	11,798	6,313,346

		16,826,619

250

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Automobile — 0.1%
CarMax, Inc.†	27,314	$3,146,300

Retail - Building Products — 1.4%
Home Depot, Inc.	180,918	57,696,559
Lowe’s Cos., Inc.	122,841	23,933,112

		81,629,671

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	38,728	4,501,743

Retail - Discount — 1.5%
Costco Wholesale Corp.	74,385	28,137,614
Dollar General Corp.	41,172	8,356,269
Dollar Tree, Inc.†	39,523	3,853,493
Target Corp.	84,170	19,099,856
Walmart, Inc.	232,969	33,088,587

		92,535,819

Retail - Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	120,514	6,346,267

Retail - Gardening Products — 0.1%
Tractor Supply Co.	19,544	3,551,145

Retail - Major Department Stores — 0.2%
TJX Cos., Inc.	201,760	13,626,870

Retail - Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	9,468	3,269,868

Retail - Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	4,730	6,489,466
Darden Restaurants, Inc.	21,901	3,136,880
Domino’s Pizza, Inc.	6,520	2,783,193
McDonald’s Corp.	125,290	29,304,078
Starbucks Corp.	197,839	22,529,905
Yum! Brands, Inc.	50,423	6,049,247

		70,292,769

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	71,507	1,352,197

Semiconductor Components - Integrated Circuits — 0.8%
Analog Devices, Inc.	61,991	10,203,719
Maxim Integrated Products, Inc.	45,043	4,594,836
NXP Semiconductors NV	46,550	9,841,601
QUALCOMM, Inc.	190,900	25,683,686

		50,323,842

Semiconductor Equipment — 0.8%
Applied Materials, Inc.	154,209	21,300,889
KLA Corp.	25,892	8,204,916
Lam Research Corp.	24,015	15,606,148
Teradyne, Inc.	28,012	3,707,388

		48,819,341

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	6,765	1,462,661

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	41,186	3,530,876

Steel - Producers — 0.1%
Nucor Corp.	50,086	5,135,818

Telecom Equipment - Fiber Optics — 0.1%
Corning, Inc.	129,121	5,633,549

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	55,148	1,452,047

Security Description	Shares	Value (Note 2)

Telephone - Integrated — 1.3%
AT&T, Inc.	1,198,458	$35,270,619
Lumen Technologies, Inc.	165,888	2,295,890
Verizon Communications, Inc.	695,395	39,282,863

		76,849,372

Textile - Home Furnishings — 0.0%
Mohawk Industries, Inc.†	9,913	2,088,471

Theaters — 0.0%
Live Nation Entertainment, Inc.†	24,117	2,173,183

Tobacco — 0.7%
Altria Group, Inc.	312,344	15,373,572
Philip Morris International, Inc.	261,699	25,235,634

		40,609,206

Tools - Hand Held — 0.1%
Snap-on, Inc.	9,109	2,319,333
Stanley Black & Decker, Inc.	27,037	5,861,622

		8,180,955

Toys — 0.0%
Hasbro, Inc.	21,465	2,059,996

Transport - Rail — 0.9%
CSX Corp.	128,135	12,828,876
Kansas City Southern	15,266	4,544,383
Norfolk Southern Corp.	42,332	11,891,059
Union Pacific Corp.	112,561	25,295,833

		54,560,151

Transport - Services — 0.7%
C.H. Robinson Worldwide, Inc.	22,487	2,181,689
Expeditors International of Washington, Inc.	28,462	3,577,389
FedEx Corp.	40,981	12,901,228
United Parcel Service, Inc., Class B	120,910	25,947,286

		44,607,592

Transport - Truck — 0.1%
JB Hunt Transport Services, Inc.	14,033	2,407,221
Old Dominion Freight Line, Inc.	16,114	4,277,461

		6,684,682

Water — 0.1%
American Water Works Co., Inc.	30,490	4,726,560

Water Treatment Systems — 0.0%
Pentair PLC	27,907	1,924,746

Web Hosting/Design — 0.1%
VeriSign, Inc.†	16,725	3,678,162

Web Portals/ISP — 3.9%
Alphabet, Inc., Class A†	50,537	119,108,129
Alphabet, Inc., Class C†	48,438	116,811,143

		235,919,272

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	28,405	5,831,831

Total Long-Term Investment Securities
(cost $2,130,778,942)		5,981,682,674

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(2)(3)	907,891	907,891

251

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Treasuries — 0.1%
United States Treasury Bills
0.12% due 10/07/2021(5)	$1,700,000	$1,699,902
0.15% due 06/17/2021(5)	5,000,000	4,999,994

		6,699,896

Total Short-Term Investment Securities
(cost $7,606,834)		7,607,787

REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 05/28/2021, to be repurchased 06/01/2021 in the amount of $41,681,000 and collateralized by $42,621,600 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2024 and having an approximate value of $42,514,630. (cost $41,681,000)	41,681,000	41,681,000

TOTAL INVESTMENTS
(cost $2,180,066,776)(4)	99.9%	6,030,971,461
Other assets less liabilities	0.1	4,081,106

NET ASSETS	100.0%	$6,035,052,567

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	The rate shown is the 7-day yield as of May 31, 2021.
(3)

At May 31, 2021, the Fund had loaned securities with a total value of $7,325,923. This was secured by collateral of $907,891, which was received in cash and subsequently invested in short-term investments currently valued at $907,891 as reported in the Portfolio of Investments. Additional collateral of $6,635,202 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 10/25/2050	$760,765
Federal National Mtg. Assoc.	1.24% to 3.50%	07/25/2030 to 09/01/2050	2,956,203
Government National Mtg. Assoc.	1.00% to 2.70%	12/20/2050 to 05/16/2053	564,595
United States Treasury Bills	0.00%	06/10/2021 to 07/15/2021	24,134
United States Treasury Notes/Bonds	0.13% to 8.13%	06/30/2021 to 08/15/2050	2,329,505

(4)	See Note 5 for cost of investments on a tax basis.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
267	Long	S&P 500 E-Mini Index	June 2021	$54,735,287	$56,102,040	$1,366,753

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$5,981,682,674	$—	$—	$5,981,682,674
Short-Term Investment Securities:
Registered Investment Companies	907,891	—	—	907,891
U.S. Government Treasuries	—	6,699,896	—	6,699,896
Repurchase Agreements	—	41,681,000	—	41,681,000

Total Investments at Value	$5,982,590,565	$48,380,896	$—	$6,030,971,461

Other Financial Instruments:†
Futures Contracts	$1,366,753	$—	$—	$1,366,753

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

252

VALIC Company I Systematic Core Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Applications Software	4.9%
Computers	4.5
E-Commerce/Products	3.5
Web Portals/ISP	3.0
Electronic Components — Semiconductors	2.9
Medical — Drugs	2.9
Internet Content — Entertainment	2.3
Diversified Banking Institutions	2.0
Insurance — Property/Casualty	1.9
Real Estate Investment Trusts	1.9
Exchange — Traded Funds	1.7
Medical — Biomedical/Gene	1.7
Commercial Services — Finance	1.7
Computer Services	1.7
Enterprise Software/Service	1.6
Medical — HMO	1.6
Retail — Discount	1.5
Finance — Credit Card	1.4
Medical Products	1.2
Retail — Building Products	1.2
Electric — Integrated	1.1
Auto — Cars/Light Trucks	1.1
Cosmetics & Toiletries	1.0
Diversified Manufacturing Operations	1.0
Distribution/Wholesale	1.0
Banks — Commercial	0.9
Transport — Services	0.9
Semiconductor Equipment	0.8
Retail — Restaurants	0.8
Computer Software	0.8
Cable/Satellite TV	0.8
Food — Misc./Diversified	0.8
Investment Management/Advisor Services	0.8
Diagnostic Equipment	0.8
Data Processing/Management	0.8
Telephone — Integrated	0.7
Chemicals — Diversified	0.7
Food — Retail	0.7
Finance — Investment Banker/Broker	0.7
Retail — Auto Parts	0.6
Semiconductor Components — Integrated Circuits	0.6
Apparel Manufacturers	0.6
Beverages — Non-alcoholic	0.6
Medical Labs & Testing Services	0.6
Multimedia	0.6
Retail — Apparel/Shoe	0.5
Pharmacy Services	0.5
Transport — Truck	0.5
Computer Aided Design	0.5
Entertainment Software	0.5
Registered Investment Companies	0.5
Containers — Paper/Plastic	0.5
Commercial Services	0.5
Insurance — Multi-line	0.5
Electronic Forms	0.5
Diagnostic Kits	0.5
Electronic Measurement Instruments	0.4
Machinery — Farming	0.4
Consumer Products — Misc.	0.4
Electronic Parts Distribution	0.4
Pipelines	0.4
Networking Products	0.4
Insurance Brokers	0.4
Chemicals — Specialty	0.4
E-Commerce/Services	0.4
Medical Instruments	0.4
Building — Residential/Commercial	0.4
Oil Companies — Integrated	0.4
Insurance — Life/Health	0.4

Retail — Automobile	0.4
Broadcast Services/Program	0.4
Transport — Rail	0.4
Tobacco	0.4
Athletic Footwear	0.4
Machinery — General Industrial	0.4
Oil Companies — Exploration & Production	0.4
Banks — Super Regional	0.4
Aerospace/Defense	0.4
Building Products — Air & Heating	0.4
Motion Pictures & Services	0.4
Medical — Wholesale Drug Distribution	0.4
Auto/Truck Parts & Equipment — Original	0.4
Retail — Catalog Shopping	0.3
Schools	0.3
Coatings/Paint	0.3
Medical — Generic Drugs	0.3
Computer Data Security	0.3
Food — Confectionery	0.3
Brewery	0.3
Medical — Hospitals	0.3
Machinery — Construction & Mining	0.3
Instruments — Controls	0.3
Real Estate Management/Services	0.3
Publishing — Newspapers	0.3
Building & Construction Products — Misc.	0.3
Independent Power Producers	0.3
Steel — Producers	0.3
Electronic Components — Misc.	0.2
Machinery — Pumps	0.2
Finance — Other Services	0.2
Medical — Outpatient/Home Medical	0.2
Finance — Consumer Loans	0.2
Finance — Auto Loans	0.2
Multilevel Direct Selling	0.2
Consulting Services	0.2
Human Resources	0.2
Electric Products — Misc.	0.2
Banks — Fiduciary	0.2
Wireless Equipment	0.2
Web Hosting/Design	0.2
Internet Security	0.2
Machinery — Electrical	0.2
Gas — Distribution	0.2
Office Automation & Equipment	0.2
Internet Application Software	0.2
Communications Software	0.2
Retail — Consumer Electronics	0.2
Containers — Metal/Glass	0.2
Medical Information Systems	0.2
Radio	0.2
Retail — Sporting Goods	0.2
Retail — Gardening Products	0.2
Food — Meat Products	0.2
Advertising Agencies	0.2
Metal — Copper	0.2
Tools — Hand Held	0.2
Agricultural Operations	0.2
Oil Field Machinery & Equipment	0.2
Industrial Automated/Robotic	0.2
Recreational Vehicles	0.2
Television	0.2
Rental Auto/Equipment	0.2
Industrial Gases	0.2
Building — Maintenance & Services	0.2
Auto — Heavy Duty Trucks	0.2
Cellular Telecom	0.2
Toys	0.1
Computers — Memory Devices	0.1

253

VALIC Company I Systematic Core Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited) — (continued)

Industry Allocation* (continued)

Aerospace/Defense — Equipment	0.1%
Private Equity	0.1
Building Products — Cement	0.1
Retail — Home Furnishings	0.1
Vitamins & Nutrition Products	0.1
Retail — Regional Department Stores	0.1
Telecom Equipment — Fiber Optics	0.1
Hotels/Motels	0.1
Home Furnishings	0.1
Paper & Related Products	0.1
Building & Construction — Misc.	0.1
Food — Baking	0.1
Dental Supplies & Equipment	0.1
Lighting Products & Systems	0.1
Retail — Convenience Store	0.1
Engineering/R&D Services	0.1
Software Tools	0.1
Instruments — Scientific	0.1
Energy — Alternate Sources	0.1
Funeral Services & Related Items	0.1
Metal Processors & Fabrication	0.1
Audio/Video Products	0.1
Oil — Field Services	0.1
Retail — Drug Store	0.1
Building Products — Wood	0.1
Motorcycle/Motor Scooter	0.1
Respiratory Products	0.1
Food — Wholesale/Distribution	0.1
Agricultural Chemicals	0.1
Non-Hazardous Waste Disposal	0.1
Retail — Major Department Stores	0.1
Athletic Equipment	0.1
Shipbuilding	0.1
Beverages — Wine/Spirits	0.1
Drug Delivery Systems	0.1
Textile — Home Furnishings	0.1
Internet Infrastructure Software	0.1
Satellite Telecom	0.1
Agricultural Biotech	0.1
Garden Products	0.1
Machine Tools & Related Products	0.1
Electric — Distribution	0.1
Savings & Loans/Thrifts	0.1
Poultry	0.1
Retail — Pet Food & Supplies	0.1
Machinery — Thermal Process	0.1
Retail — Floor Coverings	0.1
Filtration/Separation Products	0.1
Gold Mining	0.1
Office Supplies & Forms	0.1
Retail — Perfume & Cosmetics	0.1
Telecommunication Equipment	0.1
E-Services/Consulting	0.1
Water	0.1
Electronic Security Devices	0.1
Dialysis Centers	0.1
Water Treatment Systems	0.1
Steel Pipe & Tube	0.1
Home Decoration Products	0.1
Building — Mobile Home/Manufactured Housing	0.1
Appliances	0.1
Computers — Integrated Systems	0.1
Disposable Medical Products	0.1
Power Converter/Supply Equipment	0.1
Insurance — Reinsurance	0.1
Retail — Misc./Diversified	0.1
Finance — Mortgage Loan/Banker	0.1

Soap & Cleaning Preparation	0.1

100.1%

*	Calculated as a percentage of net assets

254

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.9%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	23,884	$804,652
Omnicom Group, Inc.	5,034	413,996

		1,218,648

Advertising Services — 0.0%
Trade Desk, Inc., Class A†	572	336,416

Aerospace/Defense — 0.4%
Boeing Co.†	981	242,327
General Dynamics Corp.	2,756	523,392
Lockheed Martin Corp.	1,662	635,216
Northrop Grumman Corp.	1,655	605,515
Raytheon Technologies Corp.	3,302	292,920
Teledyne Technologies, Inc.†	432	181,211

		2,480,581

Aerospace/Defense - Equipment — 0.1%
HEICO Corp., Class A	1,169	154,846
Howmet Aerospace, Inc.†	4,285	152,032
L3Harris Technologies, Inc.	3,142	685,144

		992,022

Agricultural Biotech — 0.1%
Corteva, Inc.	13,075	594,913

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	4,812	255,854
Mosaic Co.	11,381	411,309

		667,163

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	9,921	660,044
Bunge, Ltd.	5,976	518,836

		1,178,880

Airlines — 0.0%
Copa Holdings SA, Class A†	1,684	138,526
Delta Air Lines, Inc.†	3,125	149,000

		287,526

Apparel Manufacturers — 0.6%
Capri Holdings, Ltd.†	6,871	389,654
Carter’s, Inc.	4,707	481,244
Columbia Sportswear Co.	3,330	342,091
Hanesbrands, Inc.	17,335	338,726
PVH Corp.†	2,866	329,074
Ralph Lauren Corp.†	1,167	144,801
Tapestry, Inc.†	16,354	734,131
Under Armour, Inc., Class A†	29,725	671,191
Under Armour, Inc., Class C†	34,802	663,326
VF Corp.	4,024	320,793

		4,415,031

Appliances — 0.1%
Whirlpool Corp.	1,802	427,236

Applications Software — 4.9%
CDK Global, Inc.	5,186	271,435
Concentrix Corp.†	5,016	766,044
Datto Holding Corp.†	5,799	156,225
Elastic NV†	5,753	680,062
Five9, Inc.†	2,074	367,305
Intuit, Inc.	3,083	1,353,714
Microsoft Corp.	110,879	27,684,269
Nuance Communications, Inc.†	11,303	597,929
PTC, Inc.†	2,359	316,436
Roper Technologies, Inc.	717	322,657

Security Description	Shares	Value (Note 2)

Applications Software (continued)
ServiceNow, Inc.†	2,870	$1,360,036
Smartsheet, Inc., Class A†	3,056	180,549

		34,056,661

Athletic Equipment — 0.1%
Peloton Interactive, Inc., Class A†	5,875	648,071

Athletic Footwear — 0.4%
NIKE, Inc., Class B	19,418	2,649,780

Audio/Video Products — 0.1%
Dolby Laboratories, Inc., Class A	7,657	746,864

Auto Repair Centers — 0.0%
Driven Brands Holdings, Inc.†	5,328	157,815

Auto - Cars/Light Trucks — 1.1%
Ford Motor Co.†	129,693	1,884,439
General Motors Co.†	11,309	670,737
Tesla, Inc.†	7,624	4,766,677

		7,321,853

Auto - Heavy Duty Trucks — 0.2%
Cummins, Inc.	3,124	803,743
PACCAR, Inc.	2,853	261,220

		1,064,963

Auto/Truck Parts & Equipment - Original — 0.4%
Allison Transmission Holdings, Inc.	6,590	278,823
Aptiv PLC†	3,571	537,150
BorgWarner, Inc.	20,331	1,042,777
Gentex Corp.	8,154	289,467
Lear Corp.	1,427	275,924

		2,424,141

Banks - Commercial — 0.9%
Associated Banc-Corp	14,504	333,447
Bank OZK	6,836	291,965
BOK Financial Corp.	1,640	149,306
Citizens Financial Group, Inc.	8,160	407,184
Cullen/Frost Bankers, Inc.	1,253	151,250
East West Bancorp, Inc.	3,898	291,492
First Citizens BancShares, Inc., Class A	307	264,204
First Horizon Corp.	13,743	262,079
FNB Corp.	14,502	194,472
M&T Bank Corp.	1,071	172,099
Pinnacle Financial Partners, Inc.	1,931	175,566
Popular, Inc.	5,631	459,546
Regions Financial Corp.	10,439	244,377
Signature Bank	1,386	346,153
SVB Financial Group†	855	498,371
Synovus Financial Corp.	4,174	205,027
Truist Financial Corp.	11,429	706,084
Webster Financial Corp.	3,194	181,036
Western Alliance Bancorp	2,935	293,529
Wintrust Financial Corp.	3,630	291,925
Zions Bancorp NA	4,908	284,075

		6,203,187

Banks - Fiduciary — 0.2%
Bank of New York Mellon Corp.	15,339	798,855
Northern Trust Corp.	1,304	158,032
State Street Corp.	6,285	546,669

		1,503,556

Banks - Super Regional — 0.4%
Comerica, Inc.	1,894	148,660
Fifth Third Bancorp	8,333	351,153

255

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Super Regional (continued)
KeyCorp	11,620	$267,725
PNC Financial Services Group, Inc.	3,560	693,061
US Bancorp	6,362	386,682
Wells Fargo & Co.	13,885	648,707

		2,495,988

Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	5,724	263,533

Beverages - Non-alcoholic — 0.6%
Coca-Cola Co.	21,125	1,168,001
Keurig Dr Pepper, Inc.	9,664	357,182
Monster Beverage Corp.†	9,040	852,201
PepsiCo, Inc.	13,644	2,018,493

		4,395,877

Beverages - Wine/Spirits — 0.1%
Brown-Forman Corp., Class A	3,573	267,975
Brown-Forman Corp., Class B	4,466	358,888

		626,863

Brewery — 0.3%
Boston Beer Co., Inc., Class A†	792	838,063
Constellation Brands, Inc., Class A	1,088	260,815
Molson Coors Beverage Co., Class B†	14,938	871,184

		1,970,062

Broadcast Services/Program — 0.4%
Discovery, Inc., Class C†	17,985	540,449
Fox Corp., Class A	20,639	770,867
Fox Corp., Class B	18,427	668,531
Liberty Media Corp. - Liberty Formula One, Series A†	6,950	278,278
Liberty Media Corp. - Liberty Formula One, Series C†	9,280	414,352

		2,672,477

Building & Construction Products - Misc. — 0.3%
Fortune Brands Home & Security, Inc.	1,996	205,907
Owens Corning	7,543	804,461
Trex Co., Inc.†	8,582	835,973

		1,846,341

Building & Construction - Misc. — 0.1%
Frontdoor, Inc.†	16,701	896,844

Building Products - Air & Heating — 0.4%
Carrier Global Corp.	14,232	653,676
Johnson Controls International PLC	15,255	1,015,067
Lennox International, Inc.	2,316	810,438

		2,479,181

Building Products - Cement — 0.1%
Eagle Materials, Inc.†	1,531	224,690
Martin Marietta Materials, Inc.	487	177,097
MDU Resources Group, Inc.	13,064	439,734
Vulcan Materials Co.	802	147,023

		988,544

Building Products - Wood — 0.1%
Masco Corp.	11,900	717,689

Building - Maintenance & Services — 0.2%
Rollins, Inc.	22,823	778,036
Terminix Global Holdings, Inc.†	6,205	306,155

		1,084,191

Building - Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.#	3,557	437,511

Security Description	Shares	Value (Note 2)

Building - Residential/Commercial — 0.4%
D.R. Horton, Inc.	3,812	$363,246
Lennar Corp., Class A	6,744	667,724
Lennar Corp., Class B	5,953	466,179
NVR, Inc.†	32	156,391
PulteGroup, Inc.	7,717	445,965
Toll Brothers, Inc.	11,791	769,245

		2,868,750

Cable/Satellite TV — 0.8%
Cable One, Inc.	138	250,547
Charter Communications, Inc., Class A†	1,770	1,229,318
Comcast Corp., Class A	50,371	2,888,273
Liberty Broadband Corp., Class A†	2,244	363,663
Liberty Broadband Corp., Class C†	2,464	409,738
Sirius XM Holdings, Inc.#	95,215	595,094

		5,736,633

Casino Hotels — 0.0%
MGM Resorts International	5,141	220,395

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	4,274	604,557
United States Cellular Corp.†	11,340	428,085

		1,032,642

Chemicals - Diversified — 0.7%
Celanese Corp.	2,137	353,567
Dow, Inc.	11,749	803,867
DuPont de Nemours, Inc.	13,378	1,131,645
Eastman Chemical Co.	5,316	666,626
FMC Corp.	1,603	187,054
LyondellBasell Industries NV, Class A	2,294	258,350
Olin Corp.	5,586	273,100
PPG Industries, Inc.	3,215	577,800
Westlake Chemical Corp.	5,320	536,628

		4,788,637

Chemicals - Specialty — 0.4%
Albemarle Corp.	2,039	340,676
Ashland Global Holdings, Inc.	1,531	145,200
Cabot Corp.	2,601	165,371
Chemours Co.	15,373	552,352
Ecolab, Inc.	1,578	339,396
Element Solutions, Inc.	21,697	507,493
International Flavors & Fragrances, Inc.	1,246	176,521
NewMarket Corp.	726	249,185
Valvoline, Inc.	12,903	425,799

		2,901,993

Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	9,228	299,356
RPM International, Inc.	6,328	591,858
Sherwin-Williams Co.	4,982	1,412,547

		2,303,761

Commercial Services — 0.5%
Cintas Corp.	1,542	545,159
CoStar Group, Inc.†	192	163,968
John Wiley & Sons, Inc., Class A	11,585	734,257
Macquarie Infrastructure Corp.	12,037	419,851
Nielsen Holdings PLC	12,343	335,853
Quanta Services, Inc.	11,513	1,097,764

		3,296,852

Commercial Services - Finance — 1.7%
Automatic Data Processing, Inc.	2,300	450,846

256

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Commercial Services - Finance (continued)
Avalara, Inc.†	1,512	$199,841
Equifax, Inc.	1,024	240,681
Euronet Worldwide, Inc.†	1,267	189,594
FleetCor Technologies, Inc.†	1,809	496,462
Global Payments, Inc.	3,619	701,037
H&R Block, Inc.	41,748	1,036,185
IHS Markit, Ltd.	3,539	372,692
MarketAxess Holdings, Inc.	1,190	555,183
Moody’s Corp.	3,663	1,228,387
Morningstar, Inc.	2,370	559,296
PayPal Holdings, Inc.†	11,076	2,879,982
S&P Global, Inc.	3,886	1,474,620
Square, Inc., Class A†	3,515	782,158
StoneCo, Ltd., Class A†	2,526	166,640
TransUnion	1,580	169,060
WEX, Inc.†	2,413	472,731

		11,975,395

Communications Software — 0.2%
RingCentral, Inc., Class A†	1,914	502,368
Zoom Video Communications, Inc., Class A†	2,623	869,603

		1,371,971

Computer Aided Design — 0.5%
ANSYS, Inc.†	671	226,758
Aspen Technology, Inc.†	3,741	510,534
Autodesk, Inc.†	3,547	1,013,946
Cadence Design Systems, Inc.†	8,207	1,042,207
Synopsys, Inc.†	2,583	656,960

		3,450,405

Computer Data Security — 0.3%
Crowdstrike Holdings, Inc., Class A†	2,301	511,167
Fortinet, Inc.†	3,570	780,188
McAfee Corp., Class A	19,092	479,782
Zscaler, Inc.†	1,629	316,352

		2,087,489

Computer Services — 1.7%
Accenture PLC, Class A	10,511	2,965,784
Amdocs, Ltd.	16,280	1,271,468
CACI International, Inc., Class A†	2,604	663,916
Cognizant Technology Solutions Corp., Class A	17,885	1,279,850
DXC Technology Co.†	23,239	881,223
EPAM Systems, Inc.†	1,548	739,325
Genpact, Ltd.	19,906	910,500
Globant SA†	641	139,655
International Business Machines Corp.	14,181	2,038,377
Leidos Holdings, Inc.	3,080	316,470
Science Applications International Corp.	5,245	471,316

		11,677,884

Computer Software — 0.8%
Akamai Technologies, Inc.†	4,818	550,264
Citrix Systems, Inc.	6,366	731,835
Cloudflare, Inc., Class A†	4,181	343,093
Datadog, Inc., Class A†	2,095	190,750
Dropbox, Inc., Class A†	30,409	831,686
Dynatrace, Inc.†	2,919	151,029
Fastly, Inc., Class A†#	4,178	197,160
MongoDB, Inc.†	1,076	314,127
Nutanix, Inc., Class A†	17,308	545,375
Slack Technologies, Inc., Class A†	6,927	305,065
Teradata Corp.†	25,032	1,198,282
Twilio, Inc., Class A†	1,467	492,912

		5,851,578

Security Description	Shares	Value (Note 2)

Computers — 4.5%
Apple, Inc.	235,294	$29,319,986
Dell Technologies, Inc., Class C†	8,527	841,103
HP, Inc.	25,149	735,105

		30,896,194

Computers - Integrated Systems — 0.1%
NCR Corp.†	8,595	414,279

Computers - Memory Devices — 0.1%
NetApp, Inc.	8,897	688,361
Pure Storage, Inc., Class A†	16,385	312,134

		1,000,495

Consulting Services — 0.2%
Booz Allen Hamilton Holding Corp.	4,215	357,980
Gartner, Inc.†	4,004	928,287
Verisk Analytics, Inc.	1,521	262,875

		1,549,142

Consumer Products - Misc. — 0.4%
Clorox Co.	6,027	1,065,152
Kimberly-Clark Corp.	7,024	917,545
Reynolds Consumer Products, Inc.	7,431	223,970
Spectrum Brands Holdings, Inc.	9,024	802,144

		3,008,811

Containers - Metal/Glass — 0.2%
Ardagh Group SA	10,044	248,187
Ball Corp.	2,924	240,236
Crown Holdings, Inc.	2,710	279,780
Silgan Holdings, Inc.	13,820	582,237

		1,350,440

Containers - Paper/Plastic — 0.5%
Amcor PLC	15,603	184,115
AptarGroup, Inc.	1,807	266,189
Berry Global Group, Inc.†	12,453	849,419
Graphic Packaging Holding Co.	9,181	162,320
Packaging Corp. of America	2,188	325,246
Sealed Air Corp.	4,345	247,057
Sonoco Products Co.	4,900	330,848
WestRock Co.	16,399	956,390

		3,321,584

Cosmetics & Toiletries — 1.0%
Colgate-Palmolive Co.	16,341	1,369,049
Estee Lauder Cos., Inc., Class A	5,224	1,601,260
Procter & Gamble Co.	30,261	4,080,696

		7,051,005

Data Processing/Management — 0.8%
Broadridge Financial Solutions, Inc.	2,260	360,425
DocuSign, Inc.†	4,919	991,769
Fair Isaac Corp.†	1,588	803,623
Fidelity National Information Services, Inc.	8,517	1,268,863
Fiserv, Inc.†	8,901	1,025,395
Jack Henry & Associates, Inc.	3,021	465,687
Paychex, Inc.	3,559	359,957

		5,275,719

Decision Support Software — 0.0%
MSCI, Inc.	434	203,168

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	1,237	730,016
DENTSPLY SIRONA, Inc.	2,363	158,132

		888,148

257

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diagnostic Equipment — 0.8%
10X Genomics, Inc., Class A†	1,749	$314,820
Danaher Corp.	6,196	1,587,043
PerkinElmer, Inc.	5,114	741,888
Repligen Corp.†	1,232	224,976
Thermo Fisher Scientific, Inc.	5,200	2,441,400

		5,310,127

Diagnostic Kits — 0.5%
IDEXX Laboratories, Inc.†	3,152	1,759,163
QIAGEN NV†#	8,738	431,307
Quidel Corp.†	8,080	954,329

		3,144,799

Dialysis Centers — 0.1%
DaVita, Inc.†	4,206	505,014

Disposable Medical Products — 0.1%
ICU Medical, Inc.†	881	183,301
Teleflex, Inc.	562	226,031

		409,332

Distribution/Wholesale — 1.0%
Copart, Inc.†	1,828	235,830
Fastenal Co.	21,258	1,127,524
IAA, Inc.†	4,484	255,454
LKQ Corp.†	21,009	1,070,619
Pool Corp.	3,167	1,382,554
Univar Solutions, Inc.†	13,870	375,738
Watsco, Inc.	3,078	896,929
WW Grainger, Inc.	2,727	1,260,310

		6,604,958

Diversified Banking Institutions — 2.0%
Bank of America Corp.	79,934	3,388,402
Citigroup, Inc.	23,956	1,885,577
JPMorgan Chase & Co.	41,744	6,856,035
Morgan Stanley	22,478	2,044,374

		14,174,388

Diversified Manufacturing Operations — 1.0%
3M Co.	7,114	1,444,427
A.O. Smith Corp.	7,074	502,749
Carlisle Cos., Inc.	2,191	421,373
Eaton Corp. PLC	5,182	752,685
General Electric Co.	59,742	839,973
Illinois Tool Works, Inc.	3,411	790,533
ITT, Inc.	4,475	420,202
Parker-Hannifin Corp.	2,018	621,847
Textron, Inc.	4,748	325,096
Trane Technologies PLC	3,591	669,362

		6,788,247

Drug Delivery Systems — 0.1%
Becton Dickinson & Co.	1,908	461,526
DexCom, Inc.†	431	159,207

		620,733

E-Commerce/Products — 3.5%
Amazon.com, Inc.†	6,221	20,050,718
eBay, Inc.	19,043	1,159,338
Etsy, Inc.†	5,590	920,841
Leslie’s, Inc.†	36,082	1,052,151
Wayfair, Inc., Class A†#	3,746	1,148,299

		24,331,347

Security Description	Shares	Value (Note 2)

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	230	$543,157
Expedia Group, Inc.†	1,582	279,935
Match Group, Inc.†	8,205	1,176,433
Uber Technologies, Inc.†	6,362	323,380
Zillow Group, Inc., Class A†	2,193	259,410
Zillow Group, Inc., Class C†#	2,542	298,227

		2,880,542

E-Services/Consulting — 0.1%
CDW Corp.	3,138	519,088

Electric Products - Misc. — 0.2%
AMETEK, Inc.	3,018	407,732
Emerson Electric Co.	9,458	905,036
Littelfuse, Inc.	882	230,413

		1,543,181

Electric - Distribution — 0.1%
Consolidated Edison, Inc.	4,000	308,960
Sempra Energy	1,898	257,160

		566,120

Electric - Integrated — 1.1%
AES Corp.	19,372	492,242
Alliant Energy Corp.	4,577	261,576
Ameren Corp.	3,279	276,092
American Electric Power Co., Inc.	3,684	316,824
Avangrid, Inc.#	4,071	214,460
CenterPoint Energy, Inc.	5,834	147,600
CMS Energy Corp.	4,381	274,864
Dominion Energy, Inc.	4,657	354,584
DTE Energy Co.	1,827	252,108
Duke Energy Corp.	5,013	502,403
Edison International	3,356	187,500
Entergy Corp.	2,252	237,046
Evergy, Inc.	3,477	215,539
Eversource Energy	3,103	251,933
Exelon Corp.	9,626	434,325
FirstEnergy Corp.	3,857	146,219
Hawaiian Electric Industries, Inc.	4,422	190,367
IDACORP, Inc.	2,125	208,144
NextEra Energy, Inc.	10,196	746,551
OGE Energy Corp.	4,771	164,599
Pinnacle West Capital Corp.	2,643	223,545
PPL Corp.	7,185	209,155
Public Service Enterprise Group, Inc.	3,843	238,727
Southern Co.	5,841	373,357
WEC Energy Group, Inc.	3,111	292,154
Xcel Energy, Inc.	4,382	310,596

		7,522,510

Electronic Components - Misc. — 0.2%
Garmin, Ltd.	5,255	747,471
Hubbell, Inc.	1,522	290,154
Jabil, Inc.	2,549	143,891
nVent Electric PLC	7,973	259,442
Sensata Technologies Holding PLC†	4,742	281,817

		1,722,775

Electronic Components - Semiconductors — 2.9%
Advanced Micro Devices, Inc.†	14,808	1,185,824
Broadcom, Inc.	5,497	2,596,398
Cree, Inc.†	1,672	167,217
Intel Corp.	70,198	4,009,710
Marvell Technology, Inc.	4,841	233,820
Microchip Technology, Inc.	3,003	471,321

258

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Components - Semiconductors (continued)
Micron Technology, Inc.†	9,335	$785,447
Monolithic Power Systems, Inc.	956	328,023
NVIDIA Corp.	8,372	5,439,958
ON Semiconductor Corp.†	18,197	728,608
Qorvo, Inc.†	3,734	682,276
Skyworks Solutions, Inc.	3,097	526,490
Texas Instruments, Inc.	12,446	2,362,500
Xilinx, Inc.	3,665	465,455

		19,983,047

Electronic Connectors — 0.0%
Amphenol Corp., Class A	4,845	325,875

Electronic Forms — 0.5%
Adobe, Inc.†	6,332	3,195,001

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	5,655	781,125
Fortive Corp.	3,978	288,485
Keysight Technologies, Inc.†	5,029	716,029
National Instruments Corp.	18,271	745,457
Trimble, Inc.†	4,758	370,125
Vontier Corp.	4,727	165,823

		3,067,044

Electronic Parts Distribution — 0.4%
Arrow Electronics, Inc.†	9,263	1,114,616
Avnet, Inc.	20,580	906,755
SYNNEX Corp.	7,673	971,402

		2,992,773

Electronic Security Devices — 0.1%
Allegion PLC	3,598	505,447

Energy - Alternate Sources — 0.1%
Enphase Energy, Inc.†	2,303	329,444
First Solar, Inc.†	3,350	254,969
SolarEdge Technologies, Inc.†	1,001	258,268

		842,681

Engineering/R&D Services — 0.1%
AECOM†	8,638	561,556
Jacobs Engineering Group, Inc.	2,172	308,598

		870,154

Enterprise Software/Service — 1.6%
Atlassian Corp. PLC, Class A†	3,831	893,696
Bill.com Holdings, Inc.†	2,037	303,350
Black Knight, Inc.†	5,816	426,836
Coupa Software, Inc.†	855	203,661
Guidewire Software, Inc.†	2,103	205,547
HubSpot, Inc.†	1,371	691,505
Manhattan Associates, Inc.†	6,914	940,166
New Relic, Inc.†	4,569	286,385
Oracle Corp.	31,001	2,441,019
PagerDuty, Inc.†#	4,291	174,429
Pegasystems, Inc.	4,890	577,704
salesforce.com, Inc.†	7,620	1,814,322
SS&C Technologies Holdings, Inc.	12,937	955,656
Tyler Technologies, Inc.†	624	251,572
Veeva Systems, Inc., Class A†	2,079	605,696
Workday, Inc., Class A†	2,185	499,753

		11,271,297

Entertainment Software — 0.5%
Activision Blizzard, Inc.	8,731	849,090
Electronic Arts, Inc.	4,681	669,055

Security Description	Shares	Value (Note 2)

Entertainment Software (continued)
Playtika Holding Corp.†	37,995	$1,042,203
Take-Two Interactive Software, Inc.†	2,383	442,190
Zynga, Inc., Class A†	33,097	358,771

		3,361,309

Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	8,896	547,905

Finance - Auto Loans — 0.2%
Ally Financial, Inc.	15,569	851,780
Credit Acceptance Corp.†#	376	168,245
Santander Consumer USA Holdings, Inc.	16,372	620,499

		1,640,524

Finance - Consumer Loans — 0.2%
OneMain Holdings, Inc.	14,182	820,287
Synchrony Financial	13,459	638,091
Upstart Holdings, Inc.†#	1,380	204,544

		1,662,922

Finance - Credit Card — 1.4%
Alliance Data Systems Corp.	11,077	1,340,871
American Express Co.	2,030	325,064
Capital One Financial Corp.	6,185	994,424
Discover Financial Services	3,313	388,482
Mastercard, Inc., Class A	8,565	3,088,368
Visa, Inc., Class A	13,833	3,144,241
Western Union Co.	6,278	153,623

		9,435,073

Finance - Investment Banker/Broker — 0.7%
Charles Schwab Corp.	11,787	870,470
Evercore, Inc., Class A	4,663	680,145
Interactive Brokers Group, Inc., Class A	4,298	289,084
Jefferies Financial Group, Inc.	30,687	985,973
Lazard, Ltd., Class A	12,212	576,162
Tradeweb Markets, Inc., Class A	3,352	280,831
Virtu Financial, Inc., Class A	27,009	822,424

		4,505,089

Finance - Mortgage Loan/Banker — 0.1%
Rocket Cos., Inc., Class A#	20,717	366,898

Finance - Other Services — 0.2%
Cboe Global Markets, Inc.	1,639	182,421
CME Group, Inc.	1,675	366,423
Intercontinental Exchange, Inc.	3,519	397,225
Nasdaq, Inc.	1,777	297,576
SEI Investments Co.	7,031	446,046

		1,689,691

Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	3,132	149,177
MGIC Investment Corp.	11,437	168,353

		317,530

Food - Baking — 0.1%
Flowers Foods, Inc.	36,954	890,222

Food - Confectionery — 0.3%
Hershey Co.	4,814	833,063
J.M. Smucker Co.	5,718	762,152
Mondelez International, Inc., Class A	7,577	481,367

		2,076,582

Food - Flour & Grain — 0.0%
Seaboard Corp.	44	161,260

259

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Meat Products — 0.2%
Hormel Foods Corp.	6,242	$302,987
Tyson Foods, Inc., Class A	11,951	950,104

		1,253,091

Food - Misc./Diversified — 0.8%
Campbell Soup Co.	5,454	265,446
Conagra Brands, Inc.	18,533	706,107
General Mills, Inc.	7,709	484,588
Hain Celestial Group, Inc.†	11,060	450,806
Ingredion, Inc.	7,846	744,821
Kellogg Co.	4,766	312,125
Kraft Heinz Co.	23,340	1,017,391
McCormick & Co., Inc.	3,526	314,025
Post Holdings, Inc.†	5,621	649,394
TreeHouse Foods, Inc.†	15,160	738,444

		5,683,147

Food - Retail — 0.7%
Albertsons Cos., Inc., Class A#	49,755	954,798
Grocery Outlet Holding Corp.†	9,442	321,689
Kroger Co.	52,450	1,939,601
Sprouts Farmers Market, Inc.†	54,758	1,456,563

		4,672,651

Food - Wholesale/Distribution — 0.1%
Sysco Corp.	5,966	483,246
US Foods Holding Corp.†	4,749	184,926

		668,172

Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	6,356	301,910

Funeral Services & Related Items — 0.1%
Service Corp. International	15,605	827,377

Garden Products — 0.1%
Scotts Miracle-Gro Co.	2,735	594,507

Gas - Distribution — 0.2%
Atmos Energy Corp.	2,375	235,529
National Fuel Gas Co.	3,650	189,399
NiSource, Inc.	8,506	216,903
UGI Corp.	16,750	771,337

		1,413,168

Gold Mining — 0.1%
Newmont Corp.	5,352	393,265
Royal Gold, Inc.	1,234	152,732

		545,997

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	4,011	315,104

Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.†	2,347	200,410

Home Decoration Products — 0.1%
Newell Brands, Inc.	15,736	451,466

Home Furnishings — 0.1%
Tempur Sealy International, Inc.	23,820	917,070

Hotels/Motels — 0.1%
Choice Hotels International, Inc.†	1,223	147,873
Hilton Worldwide Holdings, Inc.†	2,440	305,659
Travel + Leisure Co.	4,408	287,181
Wyndham Hotels & Resorts, Inc.	2,438	182,996

		923,709

Security Description	Shares	Value (Note 2)

Human Resources — 0.2%
ManpowerGroup, Inc.	4,600	$556,554
Robert Half International, Inc.	11,142	989,298

		1,545,852

Independent Power Producers — 0.3%
NRG Energy, Inc.	31,249	1,004,655
Vistra Corp.	48,759	788,433

		1,793,088

Industrial Automated/Robotic — 0.2%
Cognex Corp.	4,077	323,673
Colfax Corp.†	5,939	262,504
Rockwell Automation, Inc.	2,057	542,472

		1,128,649

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	1,015	304,155
Linde PLC	2,614	785,768

		1,089,923

Instruments - Controls — 0.3%
Honeywell International, Inc.	3,707	855,984
Mettler-Toledo International, Inc.†	796	1,035,556

		1,891,540

Instruments - Scientific — 0.1%
Waters Corp.†	2,674	861,697

Insurance Brokers — 0.4%
Aon PLC, Class A	4,551	1,153,087
Arthur J. Gallagher & Co.	3,861	566,061
Brown & Brown, Inc.	5,466	287,075
Marsh & McLennan Cos., Inc.	6,495	898,583

		2,904,806

Insurance - Life/Health — 0.4%
Aflac, Inc.	9,153	518,792
American National Group, Inc.	3,246	486,965
Athene Holding, Ltd., Class A†	5,576	349,225
Equitable Holdings, Inc.	5,965	189,389
Globe Life, Inc.	1,378	145,269
Primerica, Inc.	1,666	270,242
Principal Financial Group, Inc.	4,995	326,623
Unum Group	11,560	358,013
Voya Financial, Inc.	2,430	159,213

		2,803,731

Insurance - Multi-line — 0.5%
Allstate Corp.	7,578	1,035,230
American Financial Group, Inc.	1,171	155,813
Chubb, Ltd.	3,780	642,562
Hartford Financial Services Group, Inc.	2,211	144,489
Kemper Corp.	3,223	241,306
Loews Corp.	2,555	149,161
MetLife, Inc.	12,699	830,007

		3,198,568

Insurance - Property/Casualty — 1.9%
Alleghany Corp.†	206	147,613
Arch Capital Group, Ltd.†	4,295	171,327
Assurant, Inc.	1,041	167,757
Berkshire Hathaway, Inc., Class B†	26,874	7,778,411
Erie Indemnity Co., Class A	2,823	567,790
Fidelity National Financial, Inc.	6,182	290,492
First American Financial Corp.	4,646	298,784
Hanover Insurance Group, Inc.	1,845	257,359

260

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Property/Casualty (continued)
Markel Corp.†	155	$189,951
Mercury General Corp.	9,595	610,242
Old Republic International Corp.	11,349	298,025
Progressive Corp.	11,365	1,126,044
Travelers Cos., Inc.	3,861	616,602
White Mountains Insurance Group, Ltd.	196	233,899
WR Berkley Corp.	1,924	150,053

		12,904,349

Insurance - Reinsurance — 0.1%
Axis Capital Holdings, Ltd.	2,640	141,610
RenaissanceRe Holdings, Ltd.	1,634	251,832

		393,442

Internet Application Software — 0.2%
Anaplan, Inc.†	8,989	463,023
Okta, Inc.†	1,540	342,558
Zendesk, Inc.†	4,221	576,842

		1,382,423

Internet Content - Entertainment — 2.3%
Facebook, Inc., Class A†	34,799	11,439,475
Netflix, Inc.†	3,410	1,714,582
Pinterest, Inc., Class A†	11,825	772,173
Roku, Inc.†	2,254	781,485
Spotify Technology SA†	1,969	475,651
Twitter, Inc.†	8,375	485,750

		15,669,116

Internet Content - Information/News — 0.0%
IAC/InterActiveCorp†	1,664	265,358
Vimeo, Inc.†	1	21

		265,379

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	3,242	601,164

Internet Security — 0.2%
NortonLifeLock, Inc.	16,224	448,756
Palo Alto Networks, Inc.†	1,862	676,371
Proofpoint, Inc.†	1,923	332,314

		1,457,441

Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.	1,137	186,468
Ameriprise Financial, Inc.	2,740	711,961
Apollo Global Management, Inc.#	2,896	166,057
BlackRock, Inc.	1,608	1,410,280
Franklin Resources, Inc.	4,446	152,098
Invesco, Ltd.	25,528	728,314
LPL Financial Holdings, Inc.	6,009	888,611
Raymond James Financial, Inc.	1,513	200,609
T. Rowe Price Group, Inc.	5,726	1,095,670

		5,540,068

Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	4,700	873,025

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	4,553	585,425

Machinery - Construction & Mining — 0.3%
Caterpillar, Inc.	4,878	1,175,988
Oshkosh Corp.	5,653	743,031

		1,919,019

Security Description	Shares	Value (Note 2)

Machinery - Electrical — 0.2%
BWX Technologies, Inc.	2,463	$154,036
Regal Beloit Corp.	5,458	776,291
Vertiv Holdings Co.	19,912	494,216

		1,424,543

Machinery - Farming — 0.4%
AGCO Corp.	5,091	704,442
Deere & Co.	3,821	1,379,763
Toro Co.	8,751	972,148

		3,056,353

Machinery - General Industrial — 0.4%
Crane Co.	1,444	137,888
Gates Industrial Corp. PLC†	30,664	556,858
IDEX Corp.	1,124	250,270
Middleby Corp.†	1,979	325,110
Nordson Corp.	1,533	339,851
Otis Worldwide Corp.	7,320	573,376
Westinghouse Air Brake Technologies Corp.	5,002	413,965

		2,597,318

Machinery - Pumps — 0.2%
Dover Corp.	1,712	257,656
Flowserve Corp.	3,429	145,355
Graco, Inc.	9,552	723,278
Ingersoll Rand, Inc.†	7,675	380,987
Xylem, Inc.	1,743	205,883

		1,713,159

Machinery - Thermal Process — 0.1%
GrafTech International, Ltd.	41,515	551,319

Medical Information Systems — 0.2%
Cerner Corp.	13,562	1,061,227
Change Healthcare, Inc.†	6,119	143,429
Signify Health, Inc., Class A†	5,639	142,667

		1,347,323

Medical Instruments — 0.4%
Bio-Techne Corp.	736	304,579
Boston Scientific Corp.†	6,851	291,510
Bruker Corp.	3,378	234,568
Edwards Lifesciences Corp.†	11,171	1,071,299
Intuitive Surgical, Inc.†	467	393,298
Medtronic PLC	4,596	581,808

		2,877,062

Medical Labs & Testing Services — 0.6%
Catalent, Inc.†	3,848	403,386
Charles River Laboratories International, Inc.†	1,552	524,561
IQVIA Holdings, Inc.†	2,005	481,521
Laboratory Corp. of America Holdings†	3,942	1,082,000
PPD, Inc.†	6,536	301,440
Quest Diagnostics, Inc.	6,548	862,175
Syneos Health, Inc.†	7,457	655,470

		4,310,553

Medical Products — 1.2%
Abbott Laboratories	18,389	2,145,077
ABIOMED, Inc.†	2,701	768,650
Baxter International, Inc.	4,167	342,194
Cooper Cos., Inc.	683	268,726
Envista Holdings Corp.†	6,689	291,908
Globus Medical, Inc., Class A†	3,891	280,385
Hill-Rom Holdings, Inc.	2,104	234,133
Hologic, Inc.†	12,848	810,195

261

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Products (continued)
Masimo Corp.†	2,661	$573,712
Novocure, Ltd.†	3,311	675,444
Penumbra, Inc.†	2,216	552,028
STERIS PLC	1,380	263,387
Stryker Corp.	1,603	409,198
West Pharmaceutical Services, Inc.	1,764	613,008
Zimmer Biomet Holdings, Inc.	1,167	196,441

		8,424,486

Medical - Biomedical/Gene — 1.7%
ACADIA Pharmaceuticals, Inc.†	14,171	316,580
Alexion Pharmaceuticals, Inc.†	3,887	686,250
Amgen, Inc.	6,919	1,646,307
Bio-Rad Laboratories, Inc., Class A†	509	306,606
Biogen, Inc.†	4,568	1,221,849
Certara, Inc.†	5,574	146,652
Exelixis, Inc.†	17,733	399,879
Gilead Sciences, Inc.	18,145	1,199,566
Guardant Health, Inc.†	1,757	218,079
Illumina, Inc.†	998	404,829
Incyte Corp.†	10,830	907,337
Maravai LifeSciences Holdings, Inc., Class A†	4,181	156,955
Moderna, Inc.†	3,608	667,516
Regeneron Pharmaceuticals, Inc.†	754	378,832
Royalty Pharma PLC, Class A#	3,521	141,262
Sage Therapeutics, Inc.†	12,031	837,358
Seagen, Inc.†	4,050	629,167
United Therapeutics Corp.†	4,221	784,684
Vertex Pharmaceuticals, Inc.†	5,098	1,063,596

		12,113,304

Medical - Drugs — 2.9%
AbbVie, Inc.	25,205	2,853,206
Alkermes PLC†	23,577	534,491
Bristol-Myers Squibb Co.	30,906	2,031,142
Eli Lilly & Co.	10,730	2,143,210
Horizon Therapeutics PLC†	3,552	325,576
Jazz Pharmaceuticals PLC†	5,177	922,179
Johnson & Johnson	36,578	6,190,827
Merck & Co., Inc.	23,698	1,798,441
Pfizer, Inc.	46,378	1,796,220
PRA Health Sciences, Inc.†	1,969	336,541
Zoetis, Inc.	5,367	948,242

		19,880,075

Medical - Generic Drugs — 0.3%
Perrigo Co. PLC	22,032	1,016,557
Viatris, Inc.	77,967	1,188,217

		2,204,774

Medical - HMO — 1.6%
Anthem, Inc.	4,457	1,774,867
Centene Corp.†	17,247	1,269,379
Humana, Inc.	3,710	1,623,867
Molina Healthcare, Inc.†	2,481	623,624
UnitedHealth Group, Inc.	14,162	5,833,611

		11,125,348

Medical - Hospitals — 0.3%
Acadia Healthcare Co., Inc.†	7,659	492,933
HCA Healthcare, Inc.	2,779	596,902
Universal Health Services, Inc., Class B	5,430	866,791

		1,956,626

Security Description	Shares	Value (Note 2)

Medical - Outpatient/Home Medical — 0.2%
Amedisys, Inc.†	2,951	$762,450
Chemed Corp.	1,548	760,594
Oak Street Health, Inc.†#	2,652	160,154

		1,683,198

Medical - Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	3,098	355,464
Cardinal Health, Inc.	9,632	540,066
Henry Schein, Inc.†	10,640	809,066
McKesson Corp.	2,856	549,466
Premier, Inc., Class A	5,730	189,090

		2,443,152

Metal Processors & Fabrication — 0.1%
Timken Co.	8,892	786,497

Metal - Copper — 0.2%
Freeport-McMoRan, Inc.	18,066	771,780
Southern Copper Corp.	6,122	426,948

		1,198,728

Motion Pictures & Services — 0.4%
Lions Gate Entertainment Corp., Class A†#	62,577	1,219,000
Lions Gate Entertainment Corp., Class B†	72,440	1,259,007

		2,478,007

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	14,710	712,994

Multilevel Direct Selling — 0.2%
Nu Skin Enterprises, Inc., Class A	27,089	1,629,674

Multimedia — 0.6%
FactSet Research Systems, Inc.	2,200	735,592
ViacomCBS, Inc., Class A	15,862	738,217
Walt Disney Co.†	15,303	2,733,881

		4,207,690

Networking Products — 0.4%
Arista Networks, Inc.†	765	259,626
Cisco Systems, Inc.	51,164	2,706,575

		2,966,201

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	2,705	295,332
Waste Management, Inc.	2,630	369,988

		665,320

Office Automation & Equipment — 0.2%
Xerox Holdings Corp.	19,780	463,841
Zebra Technologies Corp., Class A†	1,882	935,448

		1,399,289

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,456	541,622

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	10,491	296,371

Oil Companies - Exploration & Production — 0.4%
APA Corp.†	10,081	209,685
Cimarex Energy Co.	5,259	356,297
ConocoPhillips	2,602	145,035
Continental Resources, Inc.	5,273	171,742
EQT Corp.†	56,092	1,171,201
Marathon Oil Corp.	22,003	266,456
Pioneer Natural Resources Co.	1,267	192,825

		2,513,241

262

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Integrated — 0.4%
Chevron Corp.	10,728	$1,113,459
Exxon Mobil Corp.	30,052	1,754,135

		2,867,594

Oil Field Machinery & Equipment — 0.2%
NOV, Inc.†	70,309	1,133,381

Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp.	3,557	219,823

Oil - Field Services — 0.1%
Baker Hughes Co.	6,827	166,579
Halliburton Co.	24,925	559,566

		726,145

Paper & Related Products — 0.1%
International Paper Co.	14,344	905,106

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	598	161,263

Pharmacy Services — 0.5%
Cigna Corp.	5,635	1,458,620
CVS Health Corp.	24,055	2,079,314

		3,537,934

Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	2,379	204,094

Pipelines — 0.4%
Antero Midstream Corp.	37,908	363,917
Cheniere Energy, Inc.†	5,863	497,769
Equitrans Midstream Corp.	94,019	774,716
Kinder Morgan, Inc.	11,302	207,279
Targa Resources Corp.	21,938	852,510
Williams Cos., Inc.	11,241	296,088

		2,992,279

Poultry — 0.1%
Pilgrim’s Pride Corp.†	23,083	554,915

Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	1,242	408,270

Private Equity — 0.1%
Ares Management Corp., Class A	5,031	277,611
Carlyle Group, Inc.	3,587	156,537
KKR & Co., Inc., Class A	9,979	555,730

		989,878

Professional Sports — 0.0%
Madison Square Garden Sports Corp.†	1,303	241,107

Protection/Safety — 0.0%
ADT, Inc.	31,662	327,385

Publishing - Newspapers — 0.3%
New York Times Co., Class A	13,148	562,997
News Corp., Class A	25,911	699,338
News Corp., Class B	24,248	622,931

		1,885,266

Radio — 0.2%
Liberty Media Corp. - Liberty SiriusXM, Series A†	15,012	655,424
Liberty Media Corp. - Liberty SiriusXM, Series C†	15,662	681,454

		1,336,878

Real Estate Investment Trusts — 1.9%
AGNC Investment Corp.	29,752	551,602
Alexandria Real Estate Equities, Inc.	1,373	244,751
American Homes 4 Rent, Class A	5,902	224,689

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
American Tower Corp.	1,591	$406,437
Americold Realty Trust#	4,104	156,034
Annaly Capital Management, Inc.	30,059	278,647
Apartment Investment & Management Co., Class A	40,819	287,774
AvalonBay Communities, Inc.	790	163,483
Brandywine Realty Trust	25,456	357,911
Brixmor Property Group, Inc.	8,790	199,621
Camden Property Trust	1,803	226,060
CoreSite Realty Corp.	1,676	203,215
Corporate Office Properties Trust	10,075	278,070
Cousins Properties, Inc.	3,840	142,426
Crown Castle International Corp.	1,862	352,849
CubeSmart	6,653	291,335
CyrusOne, Inc.	2,323	171,321
Digital Realty Trust, Inc.	2,977	451,194
Douglas Emmett, Inc.	4,198	145,755
Duke Realty Corp.	4,731	219,802
Empire State Realty Trust, Inc., Class A	52,400	619,892
Equinix, Inc.	431	317,526
Equity Commonwealth	8,796	241,362
Equity Residential	1,873	145,064
Essex Property Trust, Inc.	479	141,444
Extra Space Storage, Inc.	1,182	177,075
First Industrial Realty Trust, Inc.	3,633	183,975
Gaming and Leisure Properties, Inc.	4,746	220,025
Healthpeak Properties, Inc.	4,177	139,428
Highwoods Properties, Inc.	3,146	143,709
Hudson Pacific Properties, Inc.	7,054	204,495
Invitation Homes, Inc.	4,825	175,003
Iron Mountain, Inc.	5,596	243,650
Kilroy Realty Corp.	4,058	284,912
Lamar Advertising Co., Class A	1,391	145,805
Life Storage, Inc.	2,007	199,576
Mid-America Apartment Communities, Inc.	1,315	211,320
Paramount Group, Inc.	64,782	711,306
Prologis, Inc.	3,007	354,345
Public Storage	1,128	318,637
Rayonier, Inc.	4,068	155,357
Realty Income Corp.	2,345	160,398
SBA Communications Corp.	719	214,348
SL Green Realty Corp.#	5,754	455,832
Starwood Property Trust, Inc.	6,258	158,891
STORE Capital Corp.	4,095	140,868
Sun Communities, Inc.	941	157,542
UDR, Inc.	3,055	145,510
Ventas, Inc.	2,488	137,960
VICI Properties, Inc.#	9,731	302,926
Weyerhaeuser Co.	4,082	154,953
WP Carey, Inc.	1,919	144,789

		12,860,899

Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	8,393	736,737
Jones Lang LaSalle, Inc.†	5,707	1,154,241

		1,890,978

Recreational Vehicles — 0.2%
Brunswick Corp.	4,863	497,144
Polaris, Inc.	4,699	616,603

		1,113,747

Rental Auto/Equipment — 0.2%
AMERCO	843	484,759
United Rentals, Inc.†	1,820	607,807

		1,092,566

263

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Resort/Theme Parks — 0.0%
Vail Resorts, Inc.†	958	$313,151

Respiratory Products — 0.1%
ResMed, Inc.	3,400	699,890

Retail - Apparel/Shoe — 0.5%
Burlington Stores, Inc.†	1,088	351,826
Foot Locker, Inc.	14,575	922,452
Gap, Inc.	16,299	545,201
L Brands, Inc.	12,179	850,947
Lululemon Athletica, Inc.†	2,930	946,771
Ross Stores, Inc.	1,317	166,456

		3,783,653

Retail - Auto Parts — 0.6%
Advance Auto Parts, Inc.	5,023	953,014
AutoZone, Inc.†	806	1,133,720
Genuine Parts Co.	8,049	1,055,385
O’Reilly Automotive, Inc.†	2,478	1,326,027

		4,468,146

Retail - Automobile — 0.4%
AutoNation, Inc.†	11,602	1,184,912
CarMax, Inc.†	3,075	354,209
Carvana Co.†#	1,112	294,780
Penske Automotive Group, Inc.	10,864	929,850

		2,763,751

Retail - Building Products — 1.2%
Home Depot, Inc.	15,903	5,071,626
Lowe’s Cos., Inc.	14,933	2,909,396

		7,981,022

Retail - Catalog Shopping — 0.3%
MSC Industrial Direct Co., Inc., Class A	11,954	1,128,458
Qurate Retail, Inc., Series A	88,265	1,203,052

		2,331,510

Retail - Consumer Electronics — 0.2%
Best Buy Co., Inc.	11,790	1,370,470

Retail - Convenience Store — 0.1%
Casey’s General Stores, Inc.	3,951	872,539

Retail - Discount — 1.5%
Costco Wholesale Corp.	4,748	1,796,026
Dollar General Corp.	4,797	973,599
Dollar Tree, Inc.†	7,817	762,157
Ollie’s Bargain Outlet Holdings, Inc.†	4,259	368,148
Target Corp.	12,513	2,839,450
Walmart, Inc.	23,787	3,378,468

		10,117,848

Retail - Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	13,747	723,917

Retail - Floor Coverings — 0.1%
Floor & Decor Holdings, Inc., Class A†	5,604	550,929

Retail - Gardening Products — 0.2%
Tractor Supply Co.	7,060	1,282,802

Retail - Home Furnishings — 0.1%
Williams-Sonoma, Inc.	5,638	955,867

Retail - Major Department Stores — 0.1%
Nordstrom, Inc.†	7,326	245,714
TJX Cos., Inc.	6,003	405,443

		651,157

Security Description	Shares	Value (Note 2)

Retail - Misc./Diversified — 0.1%
Five Below, Inc.†	2,130	$392,176

Retail - Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	1,545	533,581

Retail - Pet Food & Supplies — 0.1%
Petco Health & Wellness Co., Inc.†#	24,457	553,951

Retail - Regional Department Stores — 0.1%
Kohl’s Corp.	16,956	940,888

Retail - Restaurants — 0.8%
Chipotle Mexican Grill, Inc.†	402	551,536
Darden Restaurants, Inc.	1,737	248,791
Domino’s Pizza, Inc.	2,709	1,156,391
McDonald’s Corp.	3,447	806,219
Starbucks Corp.	8,957	1,020,023
Wendy’s Co.	19,038	442,062
Yum China Holdings, Inc.	10,069	681,067
Yum! Brands, Inc.	8,100	971,757

		5,877,846

Retail - Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.	13,585	1,324,945

Satellite Telecom — 0.1%
EchoStar Corp., Class A†	22,513	596,369

Savings & Loans/Thrifts — 0.1%
New York Community Bancorp, Inc.	17,008	203,586
TFS Financial Corp.	16,059	355,867

		559,453

Schools — 0.3%
2U, Inc.†	7,595	276,610
Chegg, Inc.†	2,926	225,038
Graham Holdings Co., Class B	1,905	1,262,139
Grand Canyon Education, Inc.†	5,949	541,002

		2,304,789

Semiconductor Components - Integrated Circuits — 0.6%
Analog Devices, Inc.	2,648	435,861
Cirrus Logic, Inc.†	13,057	1,019,360
Maxim Integrated Products, Inc.	7,316	746,305
QUALCOMM, Inc.	16,553	2,227,041

		4,428,567

Semiconductor Equipment — 0.8%
Allegro MicroSystems, Inc.†	16,445	431,023
Applied Materials, Inc.	15,315	2,115,461
Entegris, Inc.	2,333	267,012
KLA Corp.	2,046	648,357
Lam Research Corp.	1,531	994,920
MKS Instruments, Inc.	3,100	583,513
Teradyne, Inc.	6,362	842,011

		5,882,297

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,996	647,765

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	4,268	365,896

Software Tools — 0.1%
VMware, Inc., Class A†	5,511	870,132

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,902	471,696

Steel - Producers — 0.3%
Nucor Corp.	4,198	430,463

264

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Steel - Producers (continued)
Reliance Steel & Aluminum Co.	5,995	$1,007,580
Steel Dynamics, Inc.	4,833	301,724

		1,739,767

Telecom Equipment - Fiber Optics — 0.1%
Ciena Corp.†	8,199	433,481
Corning, Inc.	11,306	493,281

		926,762

Telecom Services — 0.0%
Switch, Inc., Class A#	9,918	187,153

Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	12,597	255,845
Juniper Networks, Inc.	10,290	270,936

		526,781

Telephone - Integrated — 0.7%
AT&T, Inc.	65,592	1,930,373
Lumen Technologies, Inc.	38,482	532,591
Telephone & Data Systems, Inc.	6,864	176,542
Verizon Communications, Inc.	39,776	2,246,946

		4,886,452

Television — 0.2%
Nexstar Media Group, Inc., Class A	5,386	818,187
World Wrestling Entertainment, Inc., Class A	5,282	294,947

		1,113,134

Textile - Home Furnishings — 0.1%
Mohawk Industries, Inc.†	2,923	615,818

Theaters — 0.0%
Live Nation Entertainment, Inc.†	2,006	180,761

Tobacco — 0.4%
Altria Group, Inc.	13,711	674,856
Philip Morris International, Inc.	20,524	1,979,129

		2,653,985

Tools - Hand Held — 0.2%
MSA Safety, Inc.	1,538	258,476
Snap-on, Inc.	2,227	567,039
Stanley Black & Decker, Inc.	1,642	355,986

		1,181,501

Toys — 0.1%
Hasbro, Inc.	1,647	158,063
Mattel, Inc.†	40,273	854,190

		1,012,253

Transport - Rail — 0.4%
CSX Corp.	4,398	440,328
Kansas City Southern	1,217	362,277
Norfolk Southern Corp.	2,681	753,093
Union Pacific Corp.	4,891	1,099,154

		2,654,852

Transport - Services — 0.9%
C.H. Robinson Worldwide, Inc.	8,948	868,135
Expeditors International of Washington, Inc.	4,273	537,073
FedEx Corp.	5,361	1,687,696
Ryder System, Inc.	18,697	1,529,228
United Parcel Service, Inc., Class B	6,371	1,367,217

		5,989,349

Security Description	Shares	Value (Note 2)

Transport - Truck — 0.5%
JB Hunt Transport Services, Inc.	2,970	$509,474
Knight-Swift Transportation Holdings, Inc.	18,546	885,200
Landstar System, Inc.	5,872	1,001,176
Old Dominion Freight Line, Inc.	1,568	416,226
Schneider National, Inc., Class B	10,400	254,696
XPO Logistics, Inc.†	2,930	430,505

		3,497,277

Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	18,002	946,365

Water — 0.1%
American Water Works Co., Inc.	1,828	283,377
Essential Utilities, Inc.	4,808	229,822

		513,199

Water Treatment Systems — 0.1%
Pentair PLC	6,924	477,548

Web Hosting/Design — 0.2%
GoDaddy, Inc., Class A†	4,961	401,643
VeriSign, Inc.†	4,961	1,091,023

		1,492,666

Web Portals/ISP — 3.0%
Alphabet, Inc., Class A†	4,356	10,266,438
Alphabet, Inc., Class C†	4,230	10,200,899

		20,467,337

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	2,807	576,305
Ubiquiti, Inc.	3,051	919,938

		1,496,243

Total Common Stocks
(cost $543,778,363)		678,431,688

EXCHANGE-TRADED FUNDS — 1.7%
Vanguard Russell 1000 ETF
(cost $12,150,651)	62,094	12,169,182

Total Long-Term Investment Securities
(cost $555,929,014)		690,600,870

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio 0.01%(1)(2) (cost $3,325,068)	3,325,068	3,325,068

TOTAL INVESTMENTS
(cost $559,254,082)(3)	100.1%	693,925,938
Liabilities in excess of other assets	(0.1)	(740,782)

NET ASSETS	100.0%	$693,185,156

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2021.
(2)

At May 31, 2021, the Fund had loaned securities with a total value of $7,692,940. This was secured by collateral of $3,325,068, which was received in cash and subsequently invested in short-term investments currently valued at $3,325,068 as reported in the Portfolio of Investments. Additional collateral of $4,603,425 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

265

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 10/25/2050	$222,506
Federal National Mtg. Assoc.	1.24% to 3.50%	07/25/2030 to 09/01/2050	864,620
Government National Mtg. Assoc.	1.00% to 2.70%	12/20/2050 to 05/16/2053	165,131
United States Cash Management Bills	zero coupon	09/14/2021 to 09/21/2021	6,471
United States Treasury Bills	0.00%	06/03/2021 to 12/30/2021	160,019
United States Treasury Notes/Bonds	0.06% to 8.13%	06/30/2021 to 02/15/2051	3,184,678

(3)	See Note 5 for cost of investments on a tax basis.

ETF—Exchange-Traded Funds

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$678,431,688	$—	$—	$678,431,688
Exchange-Traded Funds	12,169,182	—	—	12,169,182
Short-Term Investment Securities	3,325,068	—	—	3,325,068

Total Investments at Value	$693,925,938	$—	$—	$693,925,938

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

266

VALIC Company I Systematic Value Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Diversified Banking Institutions	4.9%
Diagnostic Equipment	4.7
Medical — Drugs	4.0
Data Processing/Management	3.7
Insurance Brokers	3.3
Tobacco	3.3
Computer Services	3.2
Electronic Components — Semiconductors	3.2
Investment Management/Advisor Services	2.9
Commercial Services — Finance	2.6
Oil Companies — Exploration & Production	2.6
Aerospace/Defense	2.5
Insurance — Life/Health	2.5
Medical Products	2.5
Insurance — Multi-line	2.2
Transport — Services	2.1
Electric Products — Misc.	2.1
Advertising Agencies	2.0
Medical — HMO	1.8
Finance — Credit Card	1.8
Real Estate Investment Trusts	1.7
Retail — Discount	1.7
Beverages — Non — alcoholic	1.6
Cosmetics & Toiletries	1.5
Finance — Other Services	1.5
Machinery — Pumps	1.5
Auto/Truck Parts & Equipment — Original	1.5
Tools — Hand Held	1.3
Steel — Producers	1.3
Diversified Manufacturing Operations	1.3
Insurance — Property/Casualty	1.2
Retail — Restaurants	1.2
Web Portals/ISP	1.2
Real Estate Management/Services	1.1
Food — Misc./Diversified	1.1
Building — Residential/Commercial	1.0
Medical — Wholesale Drug Distribution	1.0
Medical Labs & Testing Services	1.0
Banks — Super Regional	0.9
Telephone — Integrated	0.9
Private Equity	0.9
Food — Confectionery	0.8
Consumer Products — Misc.	0.8
Medical — Biomedical/Gene	0.8
Computers	0.8
Machinery — General Industrial	0.8
Finance — Consumer Loans	0.6
Electric — Integrated	0.6
Electronic Parts Distribution	0.6
Consulting Services	0.6
Banks — Fiduciary	0.6
Independent Power Producers	0.6
Gas — Distribution	0.6
Exchange — Traded Funds	0.5
Finance — Investment Banker/Broker	0.5
Multimedia	0.5
Oil Companies — Integrated	0.5
Entertainment Software	0.4
Computer Software	0.4
Coatings/Paint	0.4
Home Furnishings	0.4
Insurance — Reinsurance	0.4
Enterprise Software/Service	0.3
Transport — Truck	0.3
Repurchase Agreements	0.3
Medical Information Systems	0.3
Savings & Loans/Thrifts	0.2
Aerospace/Defense — Equipment	0.2
Oil & Gas Drilling	0.2
Finance — Auto Loans	0.2

Finance — Mortgage Loan/Banker	0.2
Cellular Telecom	0.2
Applications Software	0.2
Building & Construction — Misc.	0.2
Recreational Vehicles	0.1
Building — Mobile Home/Manufactured Housing	0.1
Vitamins & Nutrition Products	0.1
Retail — Catalog Shopping	0.1
Auto Repair Centers	0.1
Building — Maintenance & Services	0.1
Auto — Cars/Light Trucks	0.1

100.0%

*	Calculated as a percentage of net assets

267

VALIC Company I Systematic Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.2%
Advertising Agencies — 2.0%
Omnicom Group, Inc.	138,665	$11,403,810

Aerospace/Defense — 2.5%
General Dynamics Corp.	19,425	3,689,002
Raytheon Technologies Corp.	70,090	6,217,684
TransDigm Group, Inc.†	6,741	4,373,830

		14,280,516

Aerospace/Defense-Equipment — 0.2%
L3Harris Technologies, Inc.	5,633	1,228,332

Applications Software — 0.2%
Jamf Holding Corp.†	30,776	1,067,312

Auto Repair Centers — 0.1%
Driven Brands Holdings, Inc.†	13,565	401,795

Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.†	23,986	348,517

Auto/Truck Parts & Equipment-Original — 1.5%
Autoliv, Inc.	20,913	2,217,406
BorgWarner, Inc.	73,404	3,764,891
Lear Corp.	11,917	2,304,271

		8,286,568

Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp.	62,963	3,279,113

Banks-Super Regional — 0.9%
KeyCorp	223,916	5,159,025

Beverages-Non-alcoholic — 1.6%
Coca-Cola Co.	1,752	96,868
Keurig Dr Pepper, Inc.	95,457	3,528,091
PepsiCo, Inc.	34,857	5,156,744

		8,781,703

Building & Construction-Misc. — 0.2%
Frontdoor, Inc.†	19,841	1,065,462

Building-Maintenance & Services — 0.1%
Rollins, Inc.	11,786	401,785

Building-Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	5,290	650,670

Building-Residential/Commercial — 1.0%
D.R. Horton, Inc.	48,034	4,577,160
NVR, Inc.†	257	1,256,018

		5,833,178

Cellular Telecom — 0.2%
United States Cellular Corp.†	28,900	1,090,975

Coatings/Paint — 0.4%
Axalta Coating Systems, Ltd.†	55,611	1,804,021
RPM International, Inc.	6,155	575,677

		2,379,698

Commercial Services-Finance — 2.6%
Equifax, Inc.	16,449	3,866,173
Global Payments, Inc.	23,004	4,456,105
S&P Global, Inc.	16,983	6,444,539

		14,766,817

Computer Services — 3.2%
Accenture PLC, Class A	27,107	7,648,511
International Business Machines Corp.	34,441	4,950,549
Leidos Holdings, Inc.	6,828	701,577
Science Applications International Corp.	53,071	4,768,960

		18,069,597

Security Description	Shares	Value (Note 2)

Computer Software — 0.4%
SolarWinds Corp.†	146,160	$2,418,948

Computers — 0.8%
Dell Technologies, Inc., Class C†	43,769	4,317,374

Consulting Services — 0.6%
Booz Allen Hamilton Holding Corp.	11,232	953,934
Verisk Analytics, Inc.	13,696	2,367,079

		3,321,013

Consumer Products-Misc. — 0.8%
Kimberly-Clark Corp.	22,202	2,900,247
Reynolds Consumer Products, Inc.	52,352	1,577,889

		4,478,136

Cosmetics & Toiletries — 1.5%
Procter & Gamble Co.	62,511	8,429,608

Data Processing/Management — 3.7%
Fidelity National Information Services, Inc.	76,914	11,458,648
Fiserv, Inc.†	81,897	9,434,534

		20,893,182

Diagnostic Equipment — 4.7%
Danaher Corp.	56,117	14,373,808
PerkinElmer, Inc.	18,352	2,662,325
Thermo Fisher Scientific, Inc.	19,670	9,235,065

		26,271,198

Diversified Banking Institutions — 4.9%
Citigroup, Inc.	157,800	12,420,438
JPMorgan Chase & Co.	93,400	15,340,016

		27,760,454

Diversified Manufacturing Operations — 1.3%
3M Co.	26,374	5,354,977
Illinois Tool Works, Inc.	7,518	1,742,372

		7,097,349

Electric Products-Misc. — 2.1%
Emerson Electric Co.	123,082	11,777,717

Electric-Integrated — 0.6%
CenterPoint Energy, Inc.	137,379	3,475,689

Electronic Components-Semiconductors — 3.2%
Advanced Micro Devices, Inc.†	6,618	529,969
Micron Technology, Inc.†	24,330	2,047,126
Skyworks Solutions, Inc.	31,418	5,341,060
Texas Instruments, Inc.	53,064	10,072,609

		17,990,764

Electronic Parts Distribution — 0.6%
Arrow Electronics, Inc.†	28,415	3,419,177

Enterprise Software/Service — 0.3%
Oracle Corp.	24,702	1,945,035

Entertainment Software — 0.4%
Activision Blizzard, Inc.	25,896	2,518,386

Finance-Auto Loans — 0.2%
Santander Consumer USA Holdings, Inc.	30,449	1,154,017

Finance-Consumer Loans — 0.6%
SLM Corp.	58,925	1,193,231
Synchrony Financial	50,340	2,386,620

		3,579,851

268

VALIC Company I Systematic Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finance-Credit Card — 1.8%
American Express Co.	16,136	$2,583,858
Capital One Financial Corp.	37,289	5,995,325
Discover Financial Services	11,919	1,397,622

		9,976,805

Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	37,138	2,742,641

Finance-Mortgage Loan/Banker — 0.2%
Rocket Cos., Inc., Class A#	63,834	1,130,500

Finance-Other Services — 1.5%
Intercontinental Exchange, Inc.	74,312	8,388,339

Food-Confectionery — 0.8%
Mondelez International, Inc., Class A	73,739	4,684,639

Food-Misc./Diversified — 1.1%
Campbell Soup Co.	31,715	1,543,569
General Mills, Inc.	45,646	2,869,308
Kellogg Co.	25,849	1,692,851

		6,105,728

Gas-Distribution — 0.6%
National Fuel Gas Co.	60,781	3,153,926

Home Furnishings — 0.4%
Tempur Sealy International, Inc.	61,338	2,361,513

Independent Power Producers — 0.6%
NRG Energy, Inc.	100,882	3,243,356

Industrial Automated/Robotic — 0.0%
Colfax Corp.†	2,257	99,759

Insurance Brokers — 3.3%
Arthur J. Gallagher & Co.	51,827	7,598,357
Brown & Brown, Inc.	83,062	4,362,416
Marsh & McLennan Cos., Inc.	48,467	6,705,409

		18,666,182

Insurance-Life/Health — 2.5%
Aflac, Inc.	111,659	6,328,832
Athene Holding, Ltd., Class A†	40,307	2,524,427
Equitable Holdings, Inc.	84,214	2,673,795
Lincoln National Corp.	17,772	1,240,308
Voya Financial, Inc.	21,686	1,420,867

		14,188,229

Insurance-Multi-line — 2.2%
Allstate Corp.	25,270	3,452,135
Loews Corp.	58,176	3,396,315
MetLife, Inc.	84,648	5,532,593

		12,381,043

Insurance-Property/Casualty — 1.2%
Fidelity National Financial, Inc.	86,226	4,051,760
Progressive Corp.	28,937	2,867,078

		6,918,838

Insurance-Reinsurance — 0.4%
Reinsurance Group of America, Inc.	18,247	2,299,669

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	1,281	237,536

Investment Management/Advisor Services — 2.9%
BlackRock, Inc.	12,030	10,550,791
Invesco, Ltd.	23,957	683,493
T. Rowe Price Group, Inc.	26,226	5,018,345

		16,252,629

Security Description	Shares	Value (Note 2)

Machinery-General Industrial — 0.8%
Westinghouse Air Brake Technologies Corp.	51,920	$4,296,899

Machinery-Pumps — 1.5%
Dover Corp.	17,926	2,697,863
Ingersoll Rand, Inc.†	113,345	5,626,446

		8,324,309

Medical Information Systems — 0.3%
Change Healthcare, Inc.†	67,870	1,590,873

Medical Labs & Testing Services — 1.0%
Laboratory Corp. of America Holdings†	12,897	3,539,968
Quest Diagnostics, Inc.	14,704	1,936,076

		5,476,044

Medical Products — 2.5%
Abbott Laboratories	70,628	8,238,756
Hologic, Inc.†	88,154	5,558,991

		13,797,747

Medical-Biomedical/Gene — 0.8%
Alexion Pharmaceuticals, Inc.†	25,164	4,442,704

Medical-Drugs — 4.0%
AbbVie, Inc.	19,306	2,185,439
Bristol-Myers Squibb Co.	195,008	12,815,926
Jazz Pharmaceuticals PLC†	18,098	3,223,797
Pfizer, Inc.	116,433	4,509,450

		22,734,612

Medical-HMO — 1.8%
Anthem, Inc.	7,832	3,118,859
Centene Corp.†	4,570	336,352
UnitedHealth Group, Inc.	16,357	6,737,775

		10,192,986

Medical-Wholesale Drug Distribution — 1.0%
AmerisourceBergen Corp.	47,886	5,494,440

Multimedia — 0.5%
ViacomCBS, Inc., Class B	64,194	2,723,109

Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	42,060	1,188,195

Oil Companies-Exploration & Production — 2.6%
APA Corp.†	58,652	1,219,962
Cimarex Energy Co.	14,406	976,006
Devon Energy Corp.	312,012	8,287,039
Marathon Oil Corp.	331,075	4,009,318

		14,492,325

Oil Companies-Integrated — 0.5%
Murphy Oil Corp.	124,749	2,705,806

Private Equity — 0.9%
Blackstone Group, Inc., Class A	53,110	4,921,704

Real Estate Investment Trusts — 1.7%
Healthcare Trust of America, Inc., Class A	103,513	2,837,291
Omega Healthcare Investors, Inc.	38,888	1,424,079
Simon Property Group, Inc.	672	86,345
STORE Capital Corp.	17,490	601,656
VEREIT, Inc.	22,782	1,083,740
VICI Properties, Inc.#	45,783	1,425,225
Vornado Realty Trust	31,896	1,508,043
WP Carey, Inc.	11,769	887,971

		9,854,350

Real Estate Management/Services — 1.1%
CBRE Group, Inc., Class A†	72,539	6,367,473

269

VALIC Company I Systematic Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Recreational Vehicles — 0.1%
Polaris, Inc.	5,951	$780,890

Retail-Catalog Shopping — 0.1%
Qurate Retail, Inc., Series A	41,972	572,078

Retail-Discount — 1.7%
Ollie’s Bargain Outlet Holdings, Inc.†	21,287	1,840,048
Walmart, Inc.	55,315	7,856,390

		9,696,438

Retail-Restaurants — 1.2%
McDonald’s Corp.	22,232	5,199,843
Yum! Brands, Inc.	14,020	1,681,979

		6,881,822

Savings & Loans/Thrifts — 0.2%
New York Community Bancorp, Inc.	102,840	1,230,995

Steel-Producers — 1.3%
Nucor Corp.	16,522	1,694,166
Steel Dynamics, Inc.	86,928	5,426,915

		7,121,081

Telephone-Integrated — 0.9%
Lumen Technologies, Inc.	278,478	3,854,136
Telephone & Data Systems, Inc.	44,996	1,157,297

		5,011,433

Tobacco — 3.3%
Altria Group, Inc.	238,908	11,759,052
Philip Morris International, Inc.	69,347	6,687,131

		18,446,183

Tools-Hand Held — 1.3%
Stanley Black & Decker, Inc.	33,549	7,273,423

Transport-Services — 2.1%
C.H. Robinson Worldwide, Inc.	29,458	2,858,015
Expeditors International of Washington, Inc.	22,506	2,828,779
Ryder System, Inc.	10,201	834,340
United Parcel Service, Inc., Class B	24,843	5,331,308

		11,852,442

Transport-Truck — 0.3%
Knight-Swift Transportation Holdings, Inc.	34,810	1,661,481

Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	11,221	589,888

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Portals/ISP — 1.2%
Alphabet, Inc., Class A†	1,779	$4,192,836
Alphabet, Inc., Class C†	1,092	2,633,424

		6,826,260

Total Common Stocks
(cost $528,035,201)		558,722,093

EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Value ETF
(cost $2,565,228)	16,598	2,674,436

Total Long-Term Investment Securities
(cost $530,600,429)		561,396,529

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 05/28/2021, to be repurchased 06/01/2021 in the amount of $1,649,000 and collateralized by $1,568,400 of United States Treasury Notes, bearing interest at 2.63% due 12/31/2023 and having an approximate value of $1,682,032 (cost $1,649,000)	$1,649,000	1,649,000

TOTAL INVESTMENTS
(cost $532,249,429)(1)	100.0%	563,045,529
Other assets less liabilities	0.0	139,851

NET ASSETS	100.0%	$563,185,380

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At May 31, 2021, the Fund had loaned securities with a total value of $1,486,820. This was secured by collateral of $1,522,118 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
United States Cash Management Bills	zero coupon	09/21/2021	$23,701
United States Treasury Bills	0.00%	08/05/2021	4,526
United States Treasury Notes/Bonds	0.13% to 6.13%	07/31/2021 to 02/15/2051	1,493,891

(1)	See Note 5 for cost of investments on a tax basis.

ETF—Exchange-Traded Funds

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$558,722,093	$—	$—	$558,722,093
Exchange-Traded Funds	2,674,436	—	—	2,674,436
Repurchase Agreements	—	1,649,000	—	1,649,000

Total Investments at Value	$561,396,529	$1,649,000	$—	$563,045,529

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

270

VALIC Company I U.S. Socially Responsible Fund

PORTFOLIO PROFILE — May 31, 2021 (unaudited)

Industry Allocation*

Web Portals/ISP	5.5%
Finance — Credit Card	5.0
Electronic Components — Semiconductors	4.5
Commercial Services — Finance	4.0
Telephone — Integrated	2.6
Diagnostic Equipment	2.5
Electronic Forms	2.4
Beverages — Non — alcoholic	2.4
Medical — Biomedical/Gene	2.3
Retail — Building Products	2.2
Real Estate Investment Trusts	2.2
Applications Software	1.9
Computer Aided Design	1.8
Banks — Super Regional	1.8
Networking Products	1.7
Investment Management/Advisor Services	1.6
Diversified Manufacturing Operations	1.6
Retail — Restaurants	1.5
Transport — Rail	1.5
Computers	1.5
Medical — Drugs	1.5
Data Processing/Management	1.4
Electric — Integrated	1.4
Multimedia	1.4
Enterprise Software/Service	1.4
Auto — Cars/Light Trucks	1.4
Entertainment Software	1.4
Medical — HMO	1.3
Finance — Other Services	1.3
Medical Products	1.3
Industrial Gases	1.3
Cosmetics & Toiletries	1.3
Cable/Satellite TV	1.1
Insurance — Multi — line	1.1
Semiconductor Equipment	1.0
Internet Content — Entertainment	1.0
Repurchase Agreements	1.0
Computers — Memory Devices	1.0
Airlines	1.0
Banks — Fiduciary	1.0
Food — Misc./Diversified	1.0
Oil Companies — Exploration & Production	0.9
Transport — Services	0.9
Semiconductor Components — Integrated Circuits	0.9
Diversified Banking Institutions	0.9
Machinery — Construction & Mining	0.9
Retail — Discount	0.9
Banks — Commercial	0.9
Insurance Brokers	0.8
Insurance — Life/Health	0.8
Machinery — Farming	0.8
Pipelines	0.8
Finance — Investment Banker/Broker	0.7
E — Commerce/Products	0.7
Insurance — Property/Casualty	0.7
Electric — Distribution	0.6
Electric Products — Misc.	0.5
Medical Labs & Testing Services	0.5
Water	0.5
Oil — Field Services	0.5
Medical — Hospitals	0.5
Chemicals — Specialty	0.5
E — Commerce/Services	0.4
Electronic Measurement Instruments	0.4
Auto — Heavy Duty Trucks	0.4
Non — Hazardous Waste Disposal	0.4
Retail — Major Department Stores	0.4
Consumer Products — Misc.	0.4
Medical Instruments	0.3

Decision Support Software	0.3
Gold Mining	0.3
U.S. Government Treasuries	0.3
Computer Data Security	0.3
Consulting Services	0.3
Chemicals — Diversified	0.3
Coatings/Paint	0.3
Containers — Paper/Plastic	0.2
Dental Supplies & Equipment	0.2
Oil Refining & Marketing	0.2
Retail — Drug Store	0.2
Diagnostic Kits	0.2
Drug Delivery Systems	0.2
Steel — Producers	0.2
Electronic Connectors	0.2
Respiratory Products	0.2
Containers — Metal/Glass	0.2
Food — Retail	0.2
Food — Meat Products	0.1
Apparel Manufacturers	0.1
Machinery — General Industrial	0.1
Food — Confectionery	0.1
Distribution/Wholesale	0.1
Retail — Apparel/Shoe	0.1
Web Hosting/Design	0.1
Medical Information Systems	0.1
Disposable Medical Products	0.1
Wireless Equipment	0.1
Computer Software	0.1
Tools — Hand Held	0.1
Instruments — Controls	0.1
Retail — Auto Parts	0.1
Industrial Automated/Robotic	0.1
Commercial Services	0.1
Paper & Related Products	0.1
Telecom Equipment — Fiber Optics	0.1

100.1%

*	Calculated as a percentage of net assets

271

VALIC Company I U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.8%
Airlines — 1.0%
Delta Air Lines, Inc.†	81,106	$3,867,134
Southwest Airlines Co.†	66,486	4,086,230

		7,953,364

Apparel Manufacturers — 0.1%
VF Corp.	14,939	1,190,937

Applications Software — 1.9%
Intuit, Inc.	19,584	8,599,138
PTC, Inc.†	1,983	266,000
Roper Technologies, Inc.	1,709	769,067
ServiceNow, Inc.†	12,586	5,964,254

		15,598,459

Auto-Cars/Light Trucks — 1.4%
Tesla, Inc.†	18,692	11,686,612

Auto-Heavy Duty Trucks — 0.4%
Cummins, Inc.	7,969	2,050,265
PACCAR, Inc.	15,063	1,379,168

		3,429,433

Banks-Commercial — 0.9%
First Republic Bank	4,598	880,241
Truist Financial Corp.	101,247	6,255,040

		7,135,281

Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	74,641	3,887,303
Northern Trust Corp.	14,624	1,772,283
State Street Corp.	26,354	2,292,271

		7,951,857

Banks-Super Regional — 1.8%
PNC Financial Services Group, Inc.	36,215	7,050,336
US Bancorp	128,981	7,839,465

		14,889,801

Beverages-Non-alcoholic — 2.4%
Monster Beverage Corp.†	27,721	2,613,259
PepsiCo, Inc.	114,741	16,974,783

		19,588,042

Cable/Satellite TV — 1.1%
Comcast Corp., Class A	164,910	9,455,939

Chemicals-Diversified — 0.3%
LyondellBasell Industries NV, Class A	2,411	271,527
PPG Industries, Inc.	10,519	1,890,474

		2,162,001

Chemicals-Specialty — 0.5%
Ecolab, Inc.	15,410	3,314,383
International Flavors & Fragrances, Inc.	3,197	452,919

		3,767,302

Coatings/Paint — 0.3%
Sherwin-Williams Co.	7,497	2,125,624

Commercial Services — 0.1%
Cintas Corp.	1,245	440,157

Commercial Services-Finance — 4.0%
Automatic Data Processing, Inc.	24,431	4,788,965
IHS Markit, Ltd.	20,187	2,125,893
MarketAxess Holdings, Inc.	1,522	710,074
Moody’s Corp.	16,715	5,605,375
PayPal Holdings, Inc.†	45,511	11,833,770

Security Description	Shares	Value (Note 2)

Commercial Services-Finance (continued)
S&P Global, Inc.	20,664	$7,841,368

		32,905,445

Computer Aided Design — 1.8%
ANSYS, Inc.†	8,015	2,708,589
Autodesk, Inc.†	16,641	4,756,996
Cadence Design Systems, Inc.†	26,535	3,369,680
Synopsys, Inc.†	16,146	4,106,574

		14,941,839

Computer Data Security — 0.3%
Fortinet, Inc.†	11,537	2,521,296

Computer Software — 0.1%
Akamai Technologies, Inc.†	3,973	453,756
Citrix Systems, Inc.	4,116	473,176

		926,932

Computers — 1.5%
Hewlett Packard Enterprise Co.	320,783	5,119,697
HP, Inc.	240,436	7,027,944

		12,147,641

Computers-Memory Devices — 1.0%
NetApp, Inc.	40,749	3,152,750
Seagate Technology Holdings PLC	34,902	3,341,867
Western Digital Corp.†	22,000	1,655,060

		8,149,677

Consulting Services — 0.3%
Verisk Analytics, Inc.	13,574	2,345,994

Consumer Products-Misc. — 0.4%
Clorox Co.	5,539	978,908
Kimberly-Clark Corp.	14,540	1,899,360

		2,878,268

Containers-Metal/Glass — 0.2%
Ball Corp.	16,092	1,322,119

Containers-Paper/Plastic — 0.2%
Amcor PLC	17,193	202,877
Packaging Corp. of America	3,551	527,856
WestRock Co.	21,536	1,255,980

		1,986,713

Cosmetics & Toiletries — 1.3%
Colgate-Palmolive Co.	58,776	4,924,253
Estee Lauder Cos., Inc., Class A	18,555	5,687,479

		10,611,732

Data Processing/Management — 1.4%
Fidelity National Information Services, Inc.	39,161	5,834,206
Fiserv, Inc.†	38,735	4,462,272
Paychex, Inc.	16,552	1,674,069

		11,970,547

Decision Support Software — 0.3%
MSCI, Inc.	5,971	2,795,204

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	1,972	1,163,776
DENTSPLY SIRONA, Inc.	11,597	776,071

		1,939,847

Diagnostic Equipment — 2.5%
Danaher Corp.	41,154	10,541,186
Thermo Fisher Scientific, Inc.	22,030	10,343,085

		20,884,271

272

VALIC Company I U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	3,138	$1,751,349

Dialysis Centers — 0.0%
DaVita, Inc.†	719	86,330

Disposable Medical Products — 0.1%
Teleflex, Inc.	2,425	975,311

Distribution/Wholesale — 0.1%
Fastenal Co.	19,922	1,056,663

Diversified Banking Institutions — 0.9%
Morgan Stanley	83,872	7,628,158

Diversified Manufacturing Operations — 1.6%
Eaton Corp. PLC	27,402	3,980,141
Illinois Tool Works, Inc.	26,504	6,142,567
Parker-Hannifin Corp.	7,474	2,303,113
Trane Technologies PLC	4,905	914,292

		13,340,113

Drug Delivery Systems — 0.2%
DexCom, Inc.†	4,317	1,594,657

E-Commerce/Products — 0.7%
eBay, Inc.	73,230	4,458,242
Etsy, Inc.†	7,463	1,229,380

		5,687,622

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	1,533	3,620,256
Expedia Group, Inc.†	321	56,801

		3,677,057

Electric Products-Misc. — 0.5%
AMETEK, Inc.	7,831	1,057,968
Emerson Electric Co.	33,703	3,225,040

		4,283,008

Electric-Distribution — 0.6%
Consolidated Edison, Inc.	63,006	4,866,583

Electric-Integrated — 1.4%
Alliant Energy Corp.	17,853	1,020,299
CMS Energy Corp.	28,391	1,781,252
Eversource Energy	40,506	3,288,682
PPL Corp.	28,556	831,265
WEC Energy Group, Inc.	52,686	4,947,742

		11,869,240

Electronic Components-Semiconductors — 4.5%
Advanced Micro Devices, Inc.†	39,812	3,188,145
Broadcom, Inc.	15,598	7,367,403
Microchip Technology, Inc.	829	130,112
Micron Technology, Inc.†	39,607	3,332,533
NVIDIA Corp.	20,571	13,366,624
Texas Instruments, Inc.	53,901	10,231,488

		37,616,305

Electronic Connectors — 0.2%
Amphenol Corp., Class A	9,110	612,739
TE Connectivity, Ltd.	6,511	883,412

		1,496,151

Electronic Forms — 2.4%
Adobe, Inc.†	39,819	20,091,871

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	15,557	2,148,888
Fortive Corp.	9,132	662,253
Keysight Technologies, Inc.†	4,419	629,177

		3,440,318

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 1.4%
Paycom Software, Inc.†	2,405	$792,688
salesforce.com, Inc.†	44,293	10,546,163
Tyler Technologies, Inc.†	1,030	415,255

		11,754,106

Entertainment Software — 1.4%
Activision Blizzard, Inc.	66,501	6,467,222
Electronic Arts, Inc.	22,324	3,190,769
Take-Two Interactive Software, Inc.†	8,780	1,629,217

		11,287,208

Finance-Credit Card — 5.0%
American Express Co.	44,035	7,051,325
Mastercard, Inc., Class A	40,663	14,662,264
Visa, Inc., Class A	87,621	19,916,253

		41,629,842

Finance-Investment Banker/Broker — 0.7%
Charles Schwab Corp.	82,159	6,067,442

Finance-Other Services — 1.3%
Cboe Global Markets, Inc.	5,059	563,067
CME Group, Inc.	17,909	3,917,773
Intercontinental Exchange, Inc.	46,778	5,280,300
Nasdaq, Inc.	7,806	1,307,193

		11,068,333

Food-Confectionery — 0.1%
J.M. Smucker Co.	7,979	1,063,521

Food-Meat Products — 0.1%
Hormel Foods Corp.#	24,929	1,210,054

Food-Misc./Diversified — 1.0%
Campbell Soup Co.	8,974	436,765
General Mills, Inc.	40,330	2,535,144
Kellogg Co.	2,173	142,310
Kraft Heinz Co.	77,319	3,370,335
Lamb Weston Holdings, Inc.	274	22,602
McCormick & Co., Inc.	15,256	1,358,699

		7,865,855

Food-Retail — 0.2%
Kroger Co.	34,461	1,274,368

Gas-Distribution — 0.0%
NiSource, Inc.	10,728	273,564

Gold Mining — 0.3%
Newmont Corp.	37,310	2,741,539

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	2,532	667,739

Industrial Gases — 1.3%
Air Products & Chemicals, Inc.	11,222	3,362,785
Linde PLC	24,575	7,387,245

		10,750,030

Instruments-Controls — 0.1%
Mettler-Toledo International, Inc.†	620	806,589

Instruments-Scientific — 0.0%
Waters Corp.†	287	92,486

Insurance Brokers — 0.8%
Aon PLC, Class A	9,116	2,309,721
Marsh & McLennan Cos., Inc.	25,365	3,509,248
Willis Towers Watson PLC	3,797	992,384

		6,811,353

273

VALIC Company I U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance-Life/Health — 0.8%
Aflac, Inc.	51,882	$2,940,672
Prudential Financial, Inc.	34,496	3,690,037

		6,630,709

Insurance-Multi-line — 1.1%
Allstate Corp.	18,124	2,475,920
Chubb, Ltd.	32,403	5,508,186
Hartford Financial Services Group, Inc.	4,628	302,440
Loews Corp.	12,251	715,213

		9,001,759

Insurance-Property/Casualty — 0.7%
Progressive Corp.	24,142	2,391,989
Travelers Cos., Inc.	20,398	3,257,561

		5,649,550

Internet Content-Entertainment — 1.0%
Netflix, Inc.†	13,899	6,988,556
Twitter, Inc.†	20,735	1,202,630

		8,191,186

Internet Security — 0.0%
NortonLifeLock, Inc.	11,033	305,173

Investment Management/Advisor Services — 1.6%
BlackRock, Inc.	11,224	9,843,897
Franklin Resources, Inc.	20,269	693,402
Invesco, Ltd.	14,151	403,728
T. Rowe Price Group, Inc.	13,879	2,655,747

		13,596,774

Machinery-Construction & Mining — 0.9%
Caterpillar, Inc.	29,985	7,228,784

Machinery-Farming — 0.8%
Deere & Co.	17,690	6,387,859

Machinery-General Industrial — 0.1%
Otis Worldwide Corp.	12,853	1,006,776
Westinghouse Air Brake Technologies Corp.	716	59,256

		1,066,032

Medical Information Systems — 0.1%
Cerner Corp.	13,310	1,041,507

Medical Instruments — 0.3%
Edwards Lifesciences Corp.†	29,208	2,801,047

Medical Labs & Testing Services — 0.5%
IQVIA Holdings, Inc.†	9,279	2,228,445
Laboratory Corp. of America Holdings†	4,659	1,278,802
Quest Diagnostics, Inc.	4,347	572,369

		4,079,616

Medical Products — 1.3%
ABIOMED, Inc.†	808	229,941
Baxter International, Inc.	36,034	2,959,112
Cooper Cos., Inc.	2,757	1,084,742
Hologic, Inc.†	7,813	492,688
STERIS PLC	4,206	802,757
Stryker Corp.	21,013	5,363,988

		10,933,228

Medical-Biomedical/Gene — 2.3%
Alexion Pharmaceuticals, Inc.†	8,720	1,539,516
Amgen, Inc.	26,289	6,255,205
Biogen, Inc.†	6,940	1,856,311
Illumina, Inc.†	5,064	2,054,161
Incyte Corp.†	8,072	676,272

Security Description	Shares	Value (Note 2)

Medical-Biomedical/Gene (continued)
Regeneron Pharmaceuticals, Inc.†	6,254	$3,142,197
Vertex Pharmaceuticals, Inc.†	16,927	3,531,480

		19,055,142

Medical-Drugs — 1.5%
Eli Lilly & Co.	27,392	5,471,278
Zoetis, Inc.	37,636	6,649,529

		12,120,807

Medical-Generic Drugs — 0.0%
Perrigo Co. PLC	310	14,303

Medical-HMO — 1.3%
Anthem, Inc.	10,332	4,114,409
Centene Corp.†	32,143	2,365,725
Humana, Inc.	10,687	4,677,700

		11,157,834

Medical-Hospitals — 0.5%
HCA Healthcare, Inc.	17,674	3,796,198

Medical-Wholesale Drug Distribution — 0.0%
Henry Schein, Inc.†	4,488	341,268

Multimedia — 1.4%
Walt Disney Co.†	65,884	11,770,177

Networking Products — 1.7%
Cisco Systems, Inc.	267,236	14,136,784

Non-Hazardous Waste Disposal — 0.4%
Waste Management, Inc.	24,233	3,409,098

Oil Companies-Exploration & Production — 0.9%
Cabot Oil & Gas Corp.	4,780	78,392
Devon Energy Corp.	15,232	404,562
EOG Resources, Inc.	35,285	2,834,797
Hess Corp.	18,685	1,566,176
Occidental Petroleum Corp.	51,331	1,332,553
Pioneer Natural Resources Co.	10,389	1,581,102

		7,797,582

Oil Refining & Marketing — 0.2%
Valero Energy Corp.	23,622	1,899,209

Oil-Field Services — 0.5%
Baker Hughes Co.	29,011	707,868
Schlumberger NV	102,265	3,203,963

		3,911,831

Paper & Related Products — 0.1%
International Paper Co.	6,917	436,463

Pipelines — 0.8%
Kinder Morgan, Inc.	186,084	3,412,780
ONEOK, Inc.	15,080	795,319
Williams Cos., Inc.	82,311	2,168,072

		6,376,171

Real Estate Investment Trusts — 2.2%
American Tower Corp.	19,192	4,902,788
Crown Castle International Corp.	20,444	3,874,138
Digital Realty Trust, Inc.	5,613	850,706
Equinix, Inc.	2,565	1,889,687
Equity Residential	3,951	306,005
Prologis, Inc.	36,294	4,276,885
Public Storage	4,868	1,375,113
SBA Communications Corp.	1,677	499,947

		17,975,269

274

VALIC Company I U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	639	$213,400

Respiratory Products — 0.2%
ResMed, Inc.	6,875	1,415,219

Retail-Apparel/Shoe — 0.1%
Ross Stores, Inc.	8,325	1,052,197

Retail-Auto Parts — 0.1%
Genuine Parts Co.	5,495	720,504

Retail-Building Products — 2.2%
Home Depot, Inc.	39,524	12,604,599
Lowe’s Cos., Inc.	28,772	5,605,649

		18,210,248

Retail-Discount — 0.9%
Dollar General Corp.	11,746	2,383,968
Target Corp.	21,327	4,839,523

		7,223,491

Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	34,569	1,820,404

Retail-Major Department Stores — 0.4%
TJX Cos., Inc.	46,479	3,139,192

Retail-Restaurants — 1.5%
McDonald’s Corp.	25,781	6,029,918
Starbucks Corp.	57,296	6,524,869

		12,554,787

Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	13,425	2,209,755
QUALCOMM, Inc.	40,531	5,453,041

		7,662,796

Semiconductor Equipment — 1.0%
Applied Materials, Inc.	33,619	4,643,792
KLA Corp.	2,710	858,772
Lam Research Corp.	4,522	2,938,622

		8,441,186

Steel-Producers — 0.2%
Nucor Corp.	15,439	1,583,115

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	9,983	435,558

Telephone-Integrated — 2.6%
AT&T, Inc.	226,275	6,659,273
Verizon Communications, Inc.	256,545	14,492,227

		21,151,500

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc.	3,966	859,829

Transport-Rail — 1.5%
CSX Corp.	34,770	3,481,173
Norfolk Southern Corp.	11,267	3,164,900
Union Pacific Corp.	24,540	5,514,874

		12,160,947

Transport-Services — 0.9%
United Parcel Service, Inc., Class B	36,307	7,791,482

Water — 0.5%
American Water Works Co., Inc.	25,567	3,963,396

Web Hosting/Design — 0.1%
VeriSign, Inc.†	4,751	1,044,840

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Portals/ISP — 5.5%
Alphabet, Inc., Class A†	19,191	$45,230,308

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	4,720	969,063

Total Long-Term Investment Securities
(cost $496,812,462)		819,281,921

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills
0.12% due 11/04/2021(2)	$1,000,000	999,913
0.13% due 10/07/2021(2)	1,700,000	1,699,902

Total Short-Term Investment Securities
(cost $2,698,731)		2,699,815

REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 05/28/2021, to be repurchased 06/01/2021 in the amount of $8,189,000 and collateralized by $8,373,800 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2024 and having an approximate value of $8,352,784 (cost $8,189,000)	8,189,000	8,189,000

TOTAL INVESTMENTS
(cost $507,700,193)(1)	100.1%	830,170,736
Liabilities in excess of other assets	(0.1)	(917,786)

NET ASSETS	100.0%	$829,252,950

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At May 31 ,2021, the Fund had loaned securities with a total value of $855,615. This was secured by collateral of $883,681, received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2021
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 10/25/2050	$150,021
Federal National Mtg. Assoc	1.24% to 3.50%	07/25/2030 to 09/01/2050	582,957
Government National Mtg. Assoc	1.00% to 2.70%	12/20/2050 to 05/16/2053	111,337
United States Treasury Bills	0.00%	07/15/2021	1,786
United States Treasury Notes/Bonds	0.13% to 8.13%	06/30/2021 to 01/31/2027	37,580

275

VALIC Company I U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2021 — (continued)

(1)	See Note 5 for cost of investments on a tax basis.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
67	Long	S&P 500 E-Mini Index	June 2021	$13,860,367	$14,078,040	$217,673

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$819,281,921	$—	$—	$819,281,921
Short Term Investment Securities	—	2,699,815	—	2,699,815
Repurchase Agreements	—	8,189,000	—	8,189,000

Total Investments at Value	$819,281,921	$10,888,815	$—	$830,170,736

Other Financial Instruments:†
Futures Contracts	$217,673	$—	$—	$217,673

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

276

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2021

	AGGRESSIVE GROWTH LIFESTYLE FUND	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	DIVIDEND VALUE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$–	$151,793,560	$1,006,327,628	$139,068,006	$–	$2,932,758,285	$1,352,442,433
Investment securities, at value (affiliated)*†	732,945,456	–	–	–	371,694,980	–	–
Repurchase agreements (cost approximates value)	–	4,554,000	–	–	–	–	6,515,000
Cash	–	2,610	–	2,114,482	155	6,896,347	780
Foreign cash*	–	121,385	1,325,668	–	–	–	31,486
Cash collateral for futures contracts	–	–	–	–	–	–	–
Due from broker	–	31,989	–	–	–	–	–
Receivable for:
Fund shares sold	159,648	38,057	198,532	7,347	165,239	1,414,573	367,553
Dividends and interest	–	325,668	372,160	112,371	–	15,422,570	3,522,646
Investments sold	–	574,961	396,156	–	–	1,799,658	1,044,650
Investments sold on an extended settlement basis	–	2,932,082	–	–	–	6,047,929	–
Securities lending income	–	17	1,149	–	–	–	1,634
Prepaid expenses and other assets	25,725	10,082	23,098	9,850	18,802	101,550	24,555
Due from investment adviser for expense reimbursements/fee waivers	34,165	6,524	–	29,536	19,609	8,641	126,630
Variation margin on futures contracts	–	340	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–
Unrealized appreciation on unfunded commitments	–	–	–	–	–	–	–

TOTAL ASSETS	733,164,994	160,391,275	1,008,644,391	141,341,592	371,898,785	2,964,449,553	1,364,077,367

LIABILITIES:
Payable for:
Fund shares reacquired	21	4,795	212,197	4,541	44	418,971	130,348
Investments purchased	159,453	520,702	4,345,934	–	165,113	434,014	3,839
Investments purchased on an extended settlement basis	–	5,074,557	–	–	–	129,859,179	1,218,193
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	61,251	65,245	608,630	64,979	31,194	673,584	783,803
Administrative service fee	–	8,704	56,476	7,880	–	107,364	76,784
Shareholder services	–	–	–	21,822	–	256,542	–
Transfer agent fees and expenses	237	151	353	473	237	472	354
Directors’ fees and expenses	27,675	6,432	14,641	8,454	16,048	103,901	13,457
Other accrued expenses	87,514	214,305	129,817	70,367	69,125	1,001,965	147,940
Variation margin on futures contracts	–	–	–	–	–	–	–
Due to investment advisor for expense recoupment	–	–	–	–	–	–	–
Collateral upon return of securities loaned	–	472,928	1,758,446	–	–	21,916,484	–
Due to custodian	148	–	12	–	–	–	–
Due to broker	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	336,299	6,367,819	7,126,506	178,516	281,761	154,772,476	2,374,718

NET ASSETS	$732,828,695	$154,023,456	$1,001,517,885	$141,163,076	$371,617,024	$2,809,677,077	$1,361,702,649

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$605,312	$124,508	$397,825	$65,125	$277,609	$2,470,694	$1,034,204
Additional paid-in capital	575,537,814	124,107,970	361,584,781	79,214,378	317,630,129	2,695,676,103	1,134,334,753
Total accumulated earnings (loss)	156,685,569	29,790,978	639,535,279	61,883,573	53,709,286	111,530,280	226,333,692

NET ASSETS	$732,828,695	$154,023,456	$1,001,517,885	$141,163,076	$371,617,024	$2,809,677,077	$1,361,702,649

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	60,531,231	12,450,807	39,782,490	6,512,549	27,760,866	247,069,354	103,420,397
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.11	$12.37	$25.17	$21.68	$13.39	$11.37	$13.17

* Cost
Investment securities (unaffiliated)	$–	$142,822,771	$495,639,737	$84,560,186	$–	$2,876,137,774	$1,108,492,056

Investment securities (affiliated)	$626,176,458	$–	$–	$–	$343,216,667	$–	$–

Foreign cash	$–	$121,097	$1,325,574	$–	$–	$–	$31,474

† Including securities on loan	$–	$462,022	$6,344,077	$–	$–	$23,552,542	$–

See Notes To Financial Statements

277

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2021 — (continued)

	DYNAMIC ALLOCATION FUND	EMERGING ECONOMIES FUND	GLOBAL REAL ESTATE FUND	GLOBAL STRATEGY FUND	GOVERNMENT MONEY MARKET I FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$38,068,939	$1,056,918,087	$434,286,929	$272,317,848	$530,168,429	$135,943,251	$1,436,767,212
Investment securities, at value (affiliated)*†	162,432,283	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	11,527,000	44,770,000	6,639,000	1,597,000
Cash	–	3,779,890	1,486,542	64,836	652	381	–
Foreign cash*	–	3,567,738	73,234	2,447,122	–	–	1,702
Cash collateral for futures contracts	–	–	–	–	–	–	–
Due from broker	–	–	–	627,591	–	–	6
Receivable for:
Fund shares sold	4,335	598,867	61,244	18,127	379,535	505,486	121,184
Dividends and interest	60,279	3,469,897	1,144,266	1,613,815	–	448,193	888,437
Investments sold	51,840	–	53,419	–	–	–	–
Investments sold on an extended settlement basis	2,277,097	–	–	863	–	–	652,120
Securities lending income	–	6,578	2,613	771	–	1,205	4,394
Prepaid expenses and other assets	9,994	23,465	16,357	19,871	49,039	22,650	15,722
Due from investment adviser for expense reimbursements/fee waivers	260	–	–	4,867	269,707	–	192,608
Variation margin on futures contracts	12,575	–	–	–	–	–	680
Unrealized appreciation on forward foreign currency contracts	–	–	–	836,681	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–
Unrealized appreciation on unfunded commitments	–	–	–	–	–	–	–

TOTAL ASSETS	202,917,602	1,068,364,522	437,124,604	289,479,392	575,637,362	143,560,166	1,440,241,065

LIABILITIES:
Payable for:
Fund shares reacquired	46,957	1,239	1,320	51,696	1,267,023	12,934	706,738
Investments purchased	67,660	15,112	914,710	–	–	–	–
Investments purchased on an extended settlement basis	2,360,044	–	–	489	–	–	–
Accrued foreign tax on capital gains	–	1,813,537	–	130,906	–	–	–
Investment advisory and management fees	42,284	654,308	265,289	121,667	162,720	59,510	821,392
Administrative service fee	2,093	58,614	24,267	16,230	27,133	7,938	80,293
Shareholder services	–	–	–	–	–	–	–
Transfer agent fees and expenses	12	504	352	151	162	453	252
Directors’ fees and expenses	2,885	12,957	7,868	11,865	34,223	5,954	32,295
Other accrued expenses	69,441	327,741	136,912	199,100	261,384	72,795	473,974
Variation margin on futures contracts	1,700	–	–	–	–	–	–
Due to investment advisor for expense recoupment	9,570	–	–	–	–	–	–
Collateral upon return of securities loaned	–	75,038	740,651	217,648	–	446,625	7,148,311
Due to custodian	–	–	–	–	–	–	650,471
Due to broker	1,798,476	21	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	1,317,905	–	–	–

TOTAL LIABILITIES	4,401,122	2,959,071	2,091,369	2,067,657	1,752,645	606,209	9,913,726

NET ASSETS	$198,516,480	$1,065,405,451	$435,033,235	$287,411,735	$573,884,717	$142,953,957	$1,430,327,339

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$157,506	$980,283	$535,223	$283,751	$5,738,950	$132,597	$644,597
Additional paid-in capital	162,154,704	734,117,668	398,847,614	279,593,928	568,168,038	136,974,839	647,037,756
Total accumulated earnings (loss)	36,204,270	330,307,500	35,650,398	7,534,056	(22,271)	5,846,521	782,644,986

NET ASSETS	$198,516,480	$1,065,405,451	$435,033,235	$287,411,735	$573,884,717	$142,953,957	$1,430,327,339

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	15,750,585	98,028,296	53,522,253	28,375,051	573,894,986	13,259,731	64,459,663
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.60	$10.87	$8.13	$10.13	$1.00	$10.78	$22.19

* Cost
Investment securities (unaffiliated)	$39,119,569	$823,797,725	$372,419,153	$244,888,135	$530,168,429	$129,449,453	$949,279,065

Investment securities (affiliated)	$139,404,045	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$3,577,420	$73,427	$2,458,742	$–	$–	$2,152

† Including securities on loan	$–	$5,238,192	$10,226,685	$1,695,486	$–	$7,146,868	$18,904,953

See Notes To Financial Statements

278

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2021 — (continued)

	HIGH YIELD BOND FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	INTERNATIONAL OPPORTUNITIES FUND	INTERNATIONAL SOCIALLY RESPONSIBLE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$582,515,770	$811,466,464	$1,682,437,554	$191,776,990	$636,089,357	$730,381,856	$356,579,853
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	22,454,000	19,458,000	231,725,000	–	–	9,148,000	25,681,000
Cash	457,052	43,116	430	–	25,690,971	971,529	897
Foreign cash*	59,995	142,014	13,982,085	1,071,875	1,198,788	1,741,133	2,873,801
Cash collateral for futures contracts	–	–	–	–	–	–	–
Due from broker	–	–	–	–	–	–	26
Receivable for:
Fund shares sold	98,348	153,640	1,599,915	1,678,494	91,639	56,473	98,361
Dividends and interest	8,137,756	2,733,435	8,949,013	1,443,512	1,031,821	2,361,910	1,789,711
Investments sold	22,700	–	–	–	–	12,979	–
Investments sold on an extended settlement basis	–	596,846	–	–	–	25,274	–
Securities lending income	–	2,463	22,934	1,136	4,105	–	–
Prepaid expenses and other assets	34,661	62,721	37,725	15,647	28,496	67,250	24,791
Due from investment adviser for expense reimbursements/fee waivers	20,927	20,293	–	–	106,419	71,387	–
Variation margin on futures contracts	–	40,462	431,680	–	–	–	53,580
Unrealized appreciation on forward foreign currency contracts	–	160,546	–	–	–	–	–
Unrealized appreciation on swap contracts	–	3,297,691	–	–	–	–	–
Unrealized appreciation on unfunded commitments	–	–	–	–	292,561	–	–

TOTAL ASSETS	613,801,209	838,177,691	1,939,186,336	195,987,654	664,534,157	744,837,791	387,102,020

LIABILITIES:
Payable for:
Fund shares reacquired	151,291	63,219	1,022,475	307	43,059	865,173	895,022
Investments purchased	141,081	6,230,362	–	–	–	393,988	–
Investments purchased on an extended settlement basis	10,530,182	13,502,797	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	1,407,708	118,425	–
Investment advisory and management fees	305,860	302,423	430,407	81,169	484,131	494,447	162,297
Administrative service fee	33,745	45,118	105,455	10,828	35,491	40,517	21,650
Shareholder services	93,717	–	–	–	–	112,201	–
Transfer agent fees and expenses	473	353	760	352	352	414	64
Directors’ fees and expenses	27,524	12,045	28,644	6,818	19,309	50,352	14,722
Other accrued expenses	104,243	142,716	354,564	87,628	172,575	267,921	117,399
Variation margin on futures contracts	–	121,766	–	–	–	–	–
Due to investment advisor for expense recoupment	–	–	–	–	–	–	–
Collateral upon return of securities loaned	3,777,698	7,805,658	37,957,813	2,304,600	19,456,041	15,530,056	–
Due to custodian	–	–	–	–	–	–	–
Due to broker	–	3,256,831	15	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	38,667	6,508,287	–	–	–	–	–

TOTAL LIABILITIES	15,204,481	37,991,575	39,900,133	2,491,702	21,618,666	17,873,494	1,211,154

NET ASSETS	$598,596,728	$800,186,116	$1,899,286,203	$193,495,952	$642,915,491	$726,964,297	$385,890,866

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$779,823	$668,263	$2,267,026	$155,426	$336,157	$315,744	$145,253
Additional paid-in capital	572,627,814	707,432,949	1,508,800,904	185,162,912	332,110,261	498,748,899	277,993,679
Total accumulated earnings (loss)	25,189,091	92,084,904	388,218,273	8,177,614	310,469,073	227,899,654	107,751,934

NET ASSETS	$598,596,728	$800,186,116	$1,899,286,203	$193,495,952	$642,915,491	$726,964,297	$385,890,866

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	77,982,289	66,826,257	226,702,555	15,542,555	33,615,728	31,574,439	14,525,260
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.68	$11.97	$8.38	$12.45	$19.13	$23.02	$26.57

* Cost
Investment securities (unaffiliated)	555,912,321	$756,296,695	$1,302,277,193	$187,184,881	$387,958,576	$580,482,524	$267,056,761

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$59,995	$144,501	$13,833,566	$1,067,683	$1,194,614	$1,745,062	$2,878,612

† Including securities on loan	$6,176,017	$8,209,446	$47,596,814	$10,698,042	$24,501,052	$26,253,580	$–

See Notes To Financial Statements

279

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2021 — (continued)

	INTERNATIONAL VALUE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	NASDAQ-100® INDEX FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$738,098,816	$661,313,125	$3,920,363,246	$870,132,629	$937,387,639	$–	$810,728,848
Investment securities, at value (affiliated)*†	–	–	–	–	–	1,172,411,905	–
Repurchase agreements (cost approximates value)	–	–	473,000	–	3,682,000		23,105,000
Cash	–	1,665,336	364	23,615,618	3,796	31	445
Foreign cash*	746,788	–	–	9	26,523	–	–
Cash collateral for futures contracts	–	–	–	–	–	–	–
Due from broker	–	–	–	–	–	–	15,802
Receivable for:
Fund shares sold	103,710	16,819	604,305	78,794	35,789	417,508	102,602
Dividends and interest	3,973,032	634,062	3,180,717	609,818	995,198	–	516,642
Investments sold	3,356,055	–	–	6,074,858	2,360,803	–	–
Investments sold on an extended settlement basis	–	–	–	–	21,326	–	–
Securities lending income	64,840	284	6,009	1,083	–	–	160
Prepaid expenses and other assets	32,506	19,821	124,254	29,264	62,740	36,543	16,520
Due from investment adviser for expense reimbursements/fee waivers	43,302	–	–	–	30,173	34,879	–
Variation margin on futures contracts	–	–	7,920	–	–	–	43,260
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–
Unrealized appreciation on unfunded commitments	–	–	–	–	–	–	–

TOTAL ASSETS	746,419,049	663,649,447	3,924,759,815	900,542,073	944,605,987	1,172,900,866	834,529,279

LIABILITIES:
Payable for:
Fund shares reacquired	3,375,737	85,540	1,124,862	150,494	323,394	37	479,457
Investments purchased	3,463,296	–	570,523	5,772,180	2,088,912	417,222	–
Investments purchased on an extended settlement basis	–	–	–	47,336	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	421,567	359,806	823,929	481,259	553,163	98,259	266,972
Administrative service fee	41,261	37,498	218,132	49,959	53,277	–	47,103
Shareholder services	–	–	–	–	148,341	–	–
Transfer agent fees and expenses	403	403	660	353	531	237	408
Directors’ fees and expenses	22,703	11,469	88,618	21,289	59,706	43,002	7,925
Other accrued expenses	204,010	109,995	272,152	216,671	134,296	109,968	50,071
Variation margin on futures contracts	–	–	–	–	–	–	–
Due to investment advisor for expense recoupment	–	–	–	–		–	–
Collateral upon return of securities loaned	601,633	201,088	57,021,561	3,093,183	435,276	–	97,832
Due to custodian	237	–	–	–	–	–	–
Due to broker	26,531	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	8,157,378	805,799	60,120,437	9,832,724	3,796,896	668,725	949,768

NET ASSETS	$738,261,671	$662,843,648	$3,864,639,378	$890,709,349	$940,809,091	$1,172,232,141	$833,579,511

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$644,116	$315,168	$1,238,619	$384,726	$423,461	$726,560	$347,314
Additional paid-in capital	617,168,732	317,497,727	2,105,762,552	641,648,816	620,905,874	948,079,728	202,172,038
Total accumulated earnings (loss)	120,448,823	345,030,753	1,757,638,207	248,675,807	319,479,756	223,425,853	631,060,159

NET ASSETS	$738,261,671	$662,843,648	$3,864,639,378	$890,709,349	$940,809,091	$1,172,232,141	$833,579,511

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	64,411,600	31,516,794	123,861,904	38,472,642	42,346,117	72,656,007	34,731,395
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.46	$21.03	$31.20	$23.15	$22.22	$16.13	$24.00

* Cost
Investment securities (unaffiliated)	$577,790,056	$393,810,289	$2,468,341,243	$702,547,755	$664,587,257	$–	$256,496,860

Investment securities (affiliated)	$–	$–	$–	$–	$–	$1,028,230,968	$–

Foreign cash	$726,639	$–	$–	$9	$26,597	$–	$–

† Including securities on loan	$938,341	$2,834,144	$98,672,722	$15,849,939	$16,138,263	$–	$1,623,450

See Notes To Financial Statements

280

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2021 — (continued)

	SCIENCE & TECHNOLOGY FUND	SMALL CAP GROWTH FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL CAP VALUE FUND	STOCK INDEX FUND	SYSTEMATIC CORE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$3,084,641,172	$821,541,511	$1,422,693,383	$271,559,344	494,395,802	$5,981,611,541	$693,925,938
Investment securities, at value (affiliated)*†	–	–	–	–	–	7,678,920	–
Repurchase agreements (cost approximates value)	150,000		80,606,000	–	13,078,000	41,681,000	–
Cash	30,301,980	13,882,252	91	10,581,226	1,353	915	1,165,862
Foreign cash*	1,073,200	–	–	–	–	–	–
Cash collateral for futures contracts	–	–	–	–	794,000	–	–
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	434,664	71,530	366,967	206,628	44,372	763,165	157,795
Dividends and interest	1,427,857	391,633	816,186	243,143	536,918	7,758,177	728,335
Investments sold	17,172,822	11,399,936	–	215,348	2,667,829	–	12,526,377
Investments sold on an extended settlement basis	3,010,805	–	–	–	–	–	–
Securities lending income	11,827	–	35,158	1,271	–	1,062	2,982
Prepaid expenses and other assets	81,124	41,637	43,556	9,974	55,560	166,348	37,841
Due from investment adviser for expense reimbursements/fee waivers	–	27,501	–	–	24,180	31,856	128,926
Variation margin on futures contracts	–	–	–	–	–	45,390	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–
Unrealized appreciation on unfunded commitments	–	–	–	–	–	–	–

TOTAL ASSETS	3,138,305,451	847,356,000	1,504, 561,341	282,816,934	511,598,014	6,039,738,374	708,674,056

LIABILITIES:
Payable for:
Fund shares reacquired	629,583	341,297	185,466	46,606	491,937	1,439,769	69,913
Investments purchased	12,930,431	9,164,202	–	883,843	3,739,000	279,821	11,479,892
Investments purchased on an extended settlement basis	–	–	26,375	107,221	22,500	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	2,228,938	268,537	344,758	176,003	277,413	1,146,678	435,484
Administrative service fee	173,240	22,035	80,652	15,653	28,031	339,942	39,088
Shareholder services	–	41,406	–	–	77,784	–	–
Transfer agent fees and expenses	758	473	622	360	179	1,058	355
Directors’ fees and expenses	55,376	31,118	30,396	5,864	29,594	162,260	23,128
Other accrued expenses	641,808	490,787	247,074	82,873	165,166	408,367	115,972
Variation margin on futures contracts	–	–	91,800	–	12,360	–	–
Due to investment advisor for expense recoupment	–		–	–	–	–	–
Collateral upon return of securities loaned	14,439,921	9,781,439	55,011,039	1,738,925	4,994,590	907,891	3,325,068
Due to custodian	–	–	–	–	–	–	–
Due to broker	–	–	26	–	1,585	21	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	31,100,055	20,141,294	56,018,208	3,057,348	9,840,139	4,685,807	15,488,900

NET ASSETS	$3,107,205,396	$827,214,706	$1,448,543,133	$279,759,586	$501,757,875	$6,035,052,567	$693,185,156

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$789,099	$362,043	$616,970	$196,136	$322,203	$1,145,937	$260,490
Additional paid-in capital	2,016,597,781	689,448,939	808,048,407	197,279,078	338,138,245	1,667,816,822	554,515,535
Total accumulated earnings (loss)	1,089,818,516	137,403,724	639,877,756	82,284,372	163,297,427	4,366,089,808	138,409,131

NET ASSETS	$3,107,205,396	$827,214,706	$1,448,543,133	$279,759,586	$501,757,875	$6,035,052,567	$693,185,156

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	78,909,943	36,204,269	61,696,996	19,613,636	32,220,273	114,593,701	26,049,012
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$39.38	$22.85	$23.48	$14.26	$15.57	$52.66	$26.61

* Cost
Investment securities (unaffiliated)	$2,564,513,632	$723,408,827	$891,296,028	$201,231,238	$356,937,404	$2,133,167,710	$559,254,082

Investment securities (affiliated)	$–	$–	$–	$–	$–	$5,218,066	$–

Foreign cash	$955,033	$–	$–	$–	$–	$–	$–

† Including securities on loan	$42,642,894	$25,799,446	$91,870,301	$6,128,673	$19,170,634	$7,325,923	$7,692,940

See Notes To Financial Statements

281

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2021 — (continued)

	SYSTEMATIC VALUE FUND	U.S. SOCIALLY RESPONSIBLE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$561,396,529	$821,981,736
Investment securities, at value (affiliated)*†	–	–
Repurchase agreements (cost approximates value)	1,649,000	8,189,000
Cash	1,228,043	217
Foreign cash*	–	–
Cash collateral for futures contracts	–	–
Due from broker	–	–
Receivable for:
Fund shares sold	16,424	51,069
Dividends and interest	732,662	757,657
Investments sold	–	–
Investments sold on an extended settlement basis	–	–
Securities lending income	52	–
Prepaid expenses and other assets	34,228	54,484
Due from investment adviser for expense reimbursements/fee waivers	170,244	–
Variation margin on futures contracts	–	11,390
Unrealized appreciation on forward foreign currency contracts	–	–
Unrealized appreciation on swap contracts	–	–
Unrealized appreciation on unfunded commitments	–	–

TOTAL ASSETS	565,227,182	831,045,553

LIABILITIES:
Payable for:
Fund shares reacquired	238,186	1,273,179
Investments purchased	–	–
Investments purchased on an extended settlement basis	1,227,833	–
Accrued foreign tax on capital gains	–	–
Investment advisory and management fees	317,149	176,918
Administrative service fee	31,716	47,202
Shareholder services	–	131,413
Transfer agent fees and expenses	202	296
Directors’ fees and expenses	19,845	53,574
Other accrued expenses	206,871	110,001
Variation margin on futures contracts	–	–
Due to investment advisor for expense recoupment	–	–
Collateral upon return of securities loaned	–	–
Due to custodian	–	–
Due to broker	–	20
Unrealized depreciation on forward foreign currency contracts	–	–

TOTAL LIABILITIES	2,041,802	1,792,603

NET ASSETS	$563,185,380	$829,252,950

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$429,094	$333,704
Additional paid-in capital	511,365,764	398,370,535
Total accumulated earnings (loss)	51,390,522	430,548,711

NET ASSETS	$563,185,380	$829,252,950

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000
Outstanding	42,909,407	33,370,378
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.12	$24.85

* Cost
Investment securities (unaffiliated)	$530,600,429	$499,511,193

Investment securities (affiliated)	$–	$–

Foreign cash	$–	$–

† Including securities on loan	$1,486,820	$855,615

See Notes To Financial Statements

282

VALIC Company I

STATEMENTS OF OPERATIONS — For the Period Ended May 31, 2021@

	AGGRESSIVE GROWTH LIFESTYLE FUND	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	DIVIDEND VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$1,440,021	$3,473,952	$723,050	$–	$7,745	$29,202,941
Dividends (affiliated)	10,410,876	–	–	–	8,579,079	–	–
Securities lending income	–	19,514	9,224	117	–	34,738	74,537
Interest (unaffiliated)	–	814,342	2,594	–	–	30,797,511	–

Total investment income*	10,410,876	2,273,877	3,485,770	723,167	8,579,079	30,839,994	29,277,478

EXPENSES:
Investment advisory and management fees	499,782	716,329	6,878,182	529,723	265,282	5,223,995	7,113,813
Administrative service fee	–	95,559	637,538	64,234	–	827,319	680,000
Shareholder services fee	–	–	–	233,069	–	2,955,515	–
Transfer agent fees and expenses	834	816	1,905	1,667	834	1,637	1,901
Custodian fees	9,000	114,334	38,231	18,203	9,000	124,433	46,366
Reports to shareholders	23,519	53,545	74,089	4,127	12,691	62,881	54,119
Audit and tax fees	31,974	55,156	34,732	35,566	31,974	49,744	34,827
Legal fees	50,448	125,876	46,057	22,395	34,538	101,283	46,598
Directors’ fees and expenses	49,737	6,071	41,082	10,043	25,705	123,184	42,541
Interest expense	–	–	–	–	–	–	13,602
License fee	–	1,343	1,340	–	–	–	37,542
Other expenses	29,537	80,333	54,459	36,642	23,563	43,686	57,334

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	694,831	1,249,362	7,807,615	955,669	403,587	9,513,677	8,128,643

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(196,649)	(29,254)	–	(144,719)	(135,871)	(107,285)	(1,121,469)
Fees paid indirectly (Note 7)	–	(501)	–	–	–	–	–

Net expenses	498,182	1,219,607	7,807,615	810,950	267,716	9,406,392	7,007,174

Net investment income (loss)	9,912,694	1,054,270	(4,321,845)	(87,783)	8,311,363	21,433,602	22,270,304

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	–	32,379,773	141,656,797	10,299,708	–	33,815,317	20,019,334
Investments (affiliated)	6,807,299	–	–	–	7,119,609	–	–
Futures contracts	–	421,271	–	–	–	–	–
Forward contracts	–	366,898	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	–
Net realized gain on capital gain distributions from underlying funds (affiliated)	42,423,675	–	–	–	13,804,996	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	1,239,805	173	–	–	–	61,545
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	49,230,974	34,407,747	141,656,970	10,299,708	20,924,605	33,815,317	20,080,879

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	–	3,703,742	131,777,668	12,483,533	–	(45,810,148)	295,629,023
Investments (affiliated)	87,160,395	–	–	–	14,197,540	–	–
Futures contracts	–	200,370	–	–	–	–	–
Forward contracts	–	359,758	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Unfunded Commitments	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	(159,969)	(15)	–	–	–	32,739
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	87,160,395	4,103,901	131,777,653	12,483,533	14,197,540	(45,810,148)	295,661,762

Net realized and unrealized gain (loss) on investments and foreign currencies	136,391,369	38,511,648	273,434,623	22,783,241	35,122,145	(11,994,831)	315,742,641

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$146,304,063	$39,565,918	$269,112,778	$22,695,458	$43,433,508	$9,438,771	$338,012,945

* Net of foreign withholding taxes on interest and dividends of	$–	70,890	3,792	$–	$–	$3,129	512,900

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

@	Period presented is for the year ended May 31, 2021 for all funds except the Predecessor Funds. For those Funds, the period is for the nine months ended May 31, 2021. See Note 1

See Notes To Financial Statements

283

VALIC Company I

STATEMENTS OF OPERATIONS — For the Period Ended May 31, 2021@ — (continued)

	DYNAMIC ALLOCATION FUND	EMERGING ECONOMIES FUND	GLOBAL REAL ESTATE FUND	GLOBAL STRATEGY FUND	GOVERNMENT MONEY MARKET I FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$23,591,021	$9,770,394	$5,289,451	$–	$–	$7,936,970
Dividends (affiliated)	3,242,370	–	–	–	–	–	–
Securities lending income	–	286,791	48,384	10,049	–	15,263	181,477
Interest (unaffiliated)	452,553	247	19,822	2,847,325	333,730	3,514,737	48,298

Total investment income*	3,694,923	23,878,059	9,838,600	8,146,825	333,730	3,530,000	8,166,745

EXPENSES:
Investment advisory and management fees	488,229	6,971,722	2,680,638	1,458,032	1,687,929	725,199	10,360,070
Administrative service fee	22,054	620,712	243,508	194,500	281,457	96,739	1,018,994
Shareholder services fee	–	–	–	–	–	–	–
Transfer agent fees and expenses	544	2,720	1,903	816	3,347	2,449	1,360
Custodian fees	23,226	324,840	50,303	194,693	22,442	15,573	60,775
Reports to shareholders	4,233	64,177	35,382	60,096	187,915	11,458	344,107
Audit and tax fees	35,389	50,251	36,915	50,690	41,203	41,184	35,571
Legal fees	21,702	53,925	26,800	56,513	28,762	24,805	133,791
Directors’ fees and expenses	8,618	36,884	15,207	12,767	20,019	6,830	68,516
Interest expense	–	13,286	16	230	–	–	12,804
License fee	1,341	1,340	1,340	1,340	1,340	1,343	29,174
Other expenses	29,111	64,801	59,364	79,168	19,159	34,941	87,449

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	634,447	8,204,658	3,151,376	2,108,845	2,293,573	960,521	12,152,611

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(12,805)	–	–	(58,321)	(2,002,053)	–	(2,444,308)
Fees paid indirectly (Note 7)	–	(1,431)	(13)	(376)	–	–	–

Net expenses	621,642	8,203,227	3,151,363	2,050,148	291,520	960,521	9,708,303

Net investment income (loss)	3,073,281	15,674,832	6,687,237	6,096,677	42,210	2,569,479	(1,541,558)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(5,323,878)	138,900,846	11,262,627	(2,677,944)	18	299,545	299,021,425
Investments (affiliated)	9,751,237	–	–	–	–	–	–
Futures contracts	(3,385,514)	446,023	–	–	–	–	283,917
Forward contracts	–	–	–	(6,736,832)	–	–	–
Written options contracts	–	–	–	–	–	–	–
Net realized gain on capital gain distributions from underlying funds (affiliated)	14,903,804	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	(1,428,485)	69,322	(110,936)	–	–	(12,511)
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	15,945,649	137,918,384	11,331,949	(9,525,712)	18	299,545	299,292,831

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(3,206,418)	225,571,027	74,350,078	55,939,606	–	(5,314,058)	175,332,137
Investments (affiliated)	16,826,657	–	–	–	–	–	–
Futures contracts	447,379	–	–	–	–	–	(40,951)
Forward contracts	–	–	–	(767,778)	–	–	–
Swap contracts	–	–	–	–	–	–	–
Unfunded Commitments	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	28,861	18,340	40,128	–	–	7,053
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	(1,781,244)	–	(94,404)	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	14,067,618	223,818,644	74,368,418	55,117,552	–	(5,314,058)	175,298,239

Net realized and unrealized gain (loss) on investments and foreign currencies	30,013,267	361,737,028	85,700,367	45,591,840	18	(5,014,513)	474,591,070

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,086,548	$377,411,860	$92,387,604	$51,688,517	$42,228	$(2,445,034)	$473,049,512

* Net of foreign withholding taxes on interest and dividends of	–	3,686,397	432,540	433,324	–	–	39,297

** Net of foreign withholding taxes on capital gains of	$–	$114,580	$–	$31,342	$–	$–	$–

@	Period presented is for the year ended May 31, 2021 for all funds except the Predecessor Funds. For those Funds, the period is for the nine months ended May 31, 2021. See Note 1

See Notes To Financial Statements

284

VALIC Company I

STATEMENTS OF OPERATIONS — For the Period Ended May 31, 2021@ — (continued)

	HIGH YIELD BOND FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	INTERNATIONAL OPPORTUNITIES FUND	INTERNATIONAL SOCIALLY RESPONSIBLE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$5,113	$39,211,205	$–	$4,037,920	$7,280,279	$9,098,719
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	23,960	15,067	197,762	15,114	97,130	147,840	1
Interest (unaffiliated)	21,266,252	18,057,073	16,550	4,939,007	–	–	3,302

Total investment income*	21,290,212	18,077,253	39,425,517	4,954,121	4,135,050	7,428,119	9,102,022

EXPENSES:
Investment advisory and management fees	2,504,254	3,844,052	4,344,365	974,861	5,178,575	4,245,484	1,792,356
Administrative service fee	274,180	578,480	1,040,651	130,048	377,036	347,703	239,101
Shareholder services fee	995,042	–	–	–	–	1,263,710	–
Transfer agent fees and expenses	1,667	1,904	4,057	1,903	1,903	1,458	1,540
Custodian fees	26,465	63,202	230,840	32,487	78,520	250,887	53,459
Reports to shareholders	17,146	81,392	86,680	15,181	32,897	65,784	76,781
Audit and tax fees	44,329	43,339	34,589	49,185	45,311	44,854	38,981
Legal fees	44,242	126,248	64,520	22,466	38,649	53,864	26,731
Directors’ fees and expenses	38,110	40,220	64,551	8,795	23,788	54,863	15,266
Interest expense	–	2,109	84,041	–	1,786	252	14,609
License fee	–	1,340	476,707	1,343	1,340	–	1,343
Other expenses	31,151	42,976	113,561	35,438	61,661	83,705	58,991

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,976,586	4,825,262	6,544,562	1,271,707	5,841,466	6,412,564	2,319,158

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(185,654)	(174,159)	–	–	(1,130,519)	(191,981)	–
Fees paid indirectly (Note 7)	–	–	–	–	–	(6,813)	–

Net expenses	3,790,932	4,651,103	6,544,562	1,271,707	4,710,947	6,213,770	2,319,158

Net investment income (loss)	17,499,280	13,426,150	32,880,955	3,682,414	(575,897)	1,214,349	6,782,864

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	7,529,600	40,648,553	(410,594)	6,757,133	69,016,923	89,991,539	14,655,706
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	3,744,952	39,046,381	–	–	–	8,386,993
Forward contracts	(401,905)	(16,563,736)	–	–	–	3,624	–
Written options contracts	–	124,246	–	–	–	–	–
Net realized gain on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	18,603	249,062	520,201	23,790	(22,288)	(495,438)	239,033
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	7,146,298	28,203,077	39,155,988	6,780,923	68,994,635	89,499,725	23,281,732

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	11,059,436	23,979,318	411,195,952	949,816	168,942,897	35,984,867	87,895,503
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	16,061	7,832,550	–	–	–	(3,591,378)
Forward contracts	63,007	(6,347,741)	–	–	–	–	–
Swap contracts	–	3,297,691	–	–	–	–	–
Unfunded Commitments	–	–	–	–	292,561	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	224	36,051	370,273	(20,502)	31,877	6,750	(6,909)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	(1,350,971)	(2,764)	–

Net unrealized gain (loss) on investments and foreign currencies	11,122,667	20,981,380	419,398,775	929,314	167,916,364	35,988,853	84,297,216

Net realized and unrealized gain (loss) on investments and foreign currencies	18,268,965	49,184,457	458,554,763	7,710,237	236,910,999	125,488,578	107,578,948

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,768,245	$62,610,607	$491,435,718	$11,392,651	$236,335,102	$126,702,927	$114,361,812

* Net of foreign withholding taxes on interest and dividends of	$–	2,479	3,435,985	(1,685)	446,930	$707,503	844,056

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$102,338	$32,189	$–

@	Period presented is for the year ended May 31, 2021 for all funds except the Predecessor Funds. For those Funds, the period is for the nine months ended May 31, 2021. See Note 1

See Notes To Financial Statements

285

VALIC Company I

STATEMENTS OF OPERATIONS — For the Period Ended May 31, 2021@ — (continued)

	INTERNATIONAL VALUE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	NASDAQ-100® INDEX FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$18,436,053	$5,897,613	$54,197,886	$2,800,228	$8,531,082	$–	$5,827,082
Dividends (affiliated)	–	–	–	–	–	20,285,041	–
Securities lending income	244,466	1,980	218,194	15,501	8,246	–	4,937
Interest (unaffiliated)	7,888	400	15,769	8,109	–	–	8,151

Total investment income*	18,688,407	5,899,993	54,431,849	2,823,838	8,539,328	20,285,041	5,840,170

EXPENSES:
Investment advisory and management fees	4,753,093	3,828,389	8,449,422	2,920,249	4,402,146	814,404	2,909,571
Administrative service fee	463,530	398,996	2,163,489	289,149	421,143	–	511,305
Shareholder services fee	–	–	–	–	1,527,305	–	–
Transfer agent fees and expenses	2,176	2,177	4,667	1,904	1,874	834	3,275
Custodian fees	130,681	26,144	88,979	23,857	48,934	9,166	19,410
Reports to shareholders	77,150	49,105	137,174	31,864	69,898	38,878	31,990
Audit and tax fees	45,313	34,751	36,638	34,908	35,404	31,974	36,574
Legal fees	40,484	35,094	109,724	27,167	59,405	72,640	39,647
Directors’ fees and expenses	29,006	25,532	129,179	15,616	63,138	79,764	32,895
Interest expense	132	73	24,998	205	44	–	14,515
License fee	1,340	9,961	31,631	5,853	–	–	299,460
Other expenses	61,889	46,765	101,205	44,146	50,109	35,273	44,636

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	5,604,794	4,456,987	11,277,106	3,394,918	6,679,400	1,082,933	3,943,278

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(486,455)	–	–	–	(100,360)	(260,851)	–
Fees paid indirectly (Note 7)	–	–	–	(7,815)	(8,259)	–	–

Net expenses	5,118,339	4,456,987	11,277,106	3,387,103	6,570,781	822,082	3,943,278

Net investment income (loss)	13,570,068	1,443,006	43,154,743	(563,265)	1,968,547	19,462,959	1,896,892

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	25,784,376	79,198,244	279,686,306	84,694,670	63,117,282	–	61,386,009
Investments (affiliated)	–	–	–	–	–	13,654,495	–
Futures contracts	–	–	15,606,258	–	–	–	18,012,331
Forward contracts	(1,702,957)	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	–
Net realized gain on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	61,196,602	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(56,764)	7,422	–	1,578	(800)	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	104,168

Net realized gain (loss) on investments and foreign currencies	24,024,655	79,205,666	295,292,564	84,696,248	63,116,482	74,851,097	79,502,508

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	240,498,529	111,218,064	1,109,512,811	52,074,922	252,882,089	–	187,148,347
Investments (affiliated)	–	–	–	–	–	102,183,759	–
Futures contracts	–	–	(2,769,768)	–	–	–	(3,919,620)
Forward contracts	(333,546)	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Unfunded Commitments	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	108,434	6,385	–	(154)	75	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	240,273,417	111,224,449	1,106,743,043	52,074,768	252,882,164	102,183,759	183,228,727

Net realized and unrealized gain (loss) on investments and foreign currencies	264,298,072	190,430,115	1,402,035,607	136,771,016	315,998,646	177,034,856	262,731,235

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$277,868,140	$191,873,121	$1,445,190,350	$136,207,751	$317,967,193	$196,497,815	$264,628,127

* Net of foreign withholding taxes on interest and dividends of	1,861,996	74,923	–	42,984	$22,843	$–	6,623

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

@	Period presented is for the year ended May 31, 2021 for all funds except the Predecessor Funds. For those Funds, the period is for the nine months ended May 31, 2021. See Note 1

See Notes To Financial Statements

286

VALIC Company I

STATEMENTS OF OPERATIONS — For the Period Ended May 31, 2021@ — (continued)

	SCIENCE & TECHNOLOGY FUND	SMALL CAP GROWTH FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL CAP VALUE FUND	STOCK INDEX FUND	SYSTEMATIC CORE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$7,815,981	$443,294	$11,251,438	$3,268,293	$4,391,137	$84,309,462	$2,762,440
Dividends (affiliated)	–	–	–	–	–	199,081	–
Securities lending income	125,350	122,400	974,827	15,434	185,641	72,117	35,102
Interest (unaffiliated)	30,781	–	15,123	–		14,470	7,722

Total investment income*	7,972,112	565,694	12,241,388	3,283,727	4,576,778	84,595,130	2,805,264

EXPENSES:
Investment advisory and management fees	18,321,257	1,706,013	3,479,967	1,681,887	1,965,957	12,647,749	1,550,836
Administrative service fee	1,418,105	139,113	795,081	149,578	197,884	3,626,300	138,413
Shareholder services fee	–	480,257	–	–	714,473	–	–
Transfer agent fees and expenses	4,071	1,667	4,540	2,101	1,224	5,712	1,895
Custodian fees	155,472	26,300	79,870	18,845	130,198	138,306	21,755
Reports to shareholders	367,317	10,965	94,789	23,327	8,522	228,301	22,438
Audit and tax fees	35,674	35,536	38,548	34,767	36,603	36,623	36,541
Legal fees	153,023	29,626	54,992	23,781	34,652	186,908	53,439
Directors’ fees and expenses	85,096	20,758	45,190	8,589	27,984	229,106	6,073
Interest expense	1,424	75	33,601	4	350	39,243	59
License fee	1,340	–	266,951	9,179	–	53,080	1,340
Other expenses	92,805	31,940	84,952	40,126	36,017	238,138	41,288

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	20,635,584	2,482,250	4,978,481	1,992,184	3,153,864	17,429,466	1,874,077

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	(163,584)	–	–	(154,439)	(1,596,320)	(456,528)
Fees paid indirectly (Note 7)	(87,404)	(6,449)	–	(6,992)	(32,476)	–	(4,778)

Net expenses	20,548,180	2,312,217	4,978,481	1,985,192	2,966,949	15,833,146	1,412,771

Net investment income (loss)	(12,576,068)	(1,746,523)	7,262,907	1,298,535	1,609,829	68,761,984	1,392,493

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	623,609,930	45,726,869	63,678,264	20,783,485	42,047,833	465,394,026	4,782,277
Investments (affiliated)	–	–	–	–	–	75,187	–
Futures contracts	–	–	50,023,025	–	1,532,485	26,985,433	–
Forward contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	–
Net realized gain on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(156,150)	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	623,453,780	45,726,869	113,701,289	20,783,485	43,580,318	492,454,646	4,782,277

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	114,948,832	24,303,351	458,275,485	94,384,968	143,196,950	1,257,000,235	49,608,616
Investments (affiliated)	–	–	–	–	–	3,369,747	–
Futures contracts	–	–	(8,393,240)	–	225,316	(4,221,218)	–
Forward contracts	–	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Unfunded Commitments	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	140,456	–	–	–	–	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	115,089,288	24,303,351	449,882,245	94,384,968	143,422,266	1,256,148,764	49,608,616

Net realized and unrealized gain (loss) on investments and foreign currencies	738,543,068	70,030,220	563,583,534	115,168,453	187,002,584	1,748,603,410	54,390,893

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$725,967,000	$68,283,697	$570,846,441	$116,466,988	$188,612,413	$1,817,365,394	$55,783,386

* Net of foreign withholding taxes on interest and dividends of	623,210	$–	24,677	4,935	$8,401	–	58,987

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

@	Period presented is for the year ended May 31, 2021 for all funds except the Predecessor Funds. For those Funds, the period is for the nine months ended May 31, 2021. See Note 1

See Notes To Financial Statements

287

VALIC Company I

STATEMENTS OF OPERATIONS — For the Period Ended May 31, 2021@ — (continued)

	SYSTEMATIC VALUE FUND	U.S. SOCIALLY RESPONSIBLE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,044,602	$7,948,558
Dividends (affiliated)	–	–
Securities lending income	577	6,629
Interest (unaffiliated)	4,253	2,359

Total investment income*	2,049,432	7,957,546

EXPENSES:
Investment advisory and management fees	711,998	1,454,085
Administrative service fee	69,842	387,901
Shareholder services fee	–	1,408,580
Transfer agent fees and expenses	1,088	983
Custodian fees	22,238	22,122
Reports to shareholders	7,551	24,790
Audit and tax fees	34,751	37,113
Legal fees	18,427	55,875
Directors’ fees and expenses	1,918	57,557
Interest expense	5	3,107
License fee	3,259	–
Other expenses	41,089	50,638

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	912,166	3,502,751

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(314,133)	–
Fees paid indirectly (Note 7)	(2,469)	–

Net expenses	595,564	3,502,751

Net investment income (loss)	1,453,868	4,454,795

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	23,082,467	100,740,035
Investments (affiliated)	–	–
Futures contracts	–	5,242,929
Forward contracts	–	–
Written options contracts	–	–
Net realized gain on capital gain distributions from underlying funds (affiliated)	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–
Net increase from payment by affiliates (Note 3)	–	–

Net realized gain (loss) on investments and foreign currencies	23,082,467	105,982,964

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	13,255,487	55,202,891
Investments (affiliated)	–	–
Futures contracts	–	(486,458)
Forward contracts	–	–
Swap contracts	–	–
Unfunded Commitments	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	326	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–

Net unrealized gain (loss) on investments and foreign currencies	13,255,813	54,716,433

Net realized and unrealized gain (loss) on investments and foreign currencies	36,338,280	160,699,397

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,792,148	$165,154,192

* Net of foreign withholding taxes on interest and dividends of	36,127	$–

** Net of foreign withholding taxes on capital gains of	$–	$–

@	Period presented is for the year ended May 31, 2021 for all funds except the Predecessor Funds. For those Funds, the period is for the nine months ended May 31, 2021. See Note 1

See Notes To Financial Statements

288

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2020@

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND	INTERNATIONAL OPPORTUNITIES FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$1,027,752	$–	$26,636	$–	$8,661,132
Dividends (affiliated)	11,385,363	–	9,100,412	–	–	–
Securities lending income	–	214	–	50,383	89,623	531,369
Interest (unaffiliated)	–	–	–	49,639,677	31,153,331	40,137

Total investment income*	11,385,363	1,027,966	9,100,412	49,716,696	31,242,954	9,232,638

EXPENSES:
Investment advisory and management fees	576,306	581,475	327,839	6,652,458	3,319,681	4,777,918
Administrative service fee	–	70,559	–	1,051,555	363,864	390,250
Shareholder services fee	–	264,307	–	3,939,036	1,362,984	1,461,849
Transfer agent fees and expenses	1,397	2,794	1,397	2,794	2,794	2,445
Custodian and accounting fees	7,875	18,062	7,875	97,512	53,329	187,747
Reports to shareholders	89,732	18,886	51,723	235,906	91,593	89,586
Audit and tax fees	35,640	39,590	35,640	53,748	48,230	55,367
Legal fees	26,905	12,379	19,263	58,894	25,963	37,928
Trustees’ fees and expenses	49,025	8,134	28,147	140,472	48,967	48,299
Interest expense	–	–	–	–	–	31
Other expenses	41,306	42,140	30,148	68,337	38,365	66,738

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	828,186	1,058,326	502,032	12,300,712	5,355,770	7,118,158

Fees waived and expenses reimbursed by investment adviser (Note 3)	(251,880)	(159,685)	(174,191)	(168,481)	(223,812)	(501,211)
Fees paid indirectly (Note 7)	–	(150)	–	–	–	(5,462)

Net expenses	576,306	898,491	327,841	12,132,231	5,131,958	6,611,485

Net investment income (loss)	10,809,057	129,475	8,772,571	37,584,465	26,110,996	2,621,153

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	–	825,860	–	50,886,281	(8,984,477)	44,569,278
Investments (affiliated)	104,252	–	(218,408)	–	–	–
Futures contracts	–	–	–	–	–	–
Forward contracts	–	–	–	–	(359,360)	–
Swap contracts	–	–	–	–	(425,072)	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	(26,353)	(315,508)
Net realized gain on capital gain distributions received from underlying funds (affliliated)	20,959,859	–	6,022,497	–	–	–

Net realized gain (loss) on investments and foreign currencies	21,064,111	825,860	5,804,089	50,886,281	(9,795,262)	44,253,770

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	–	27,664,564	–	17,926,616	8,947,192	38,470,559
Investments (affiliated)	24,144,105	–	10,453,344	–	–	–
Futures contracts	–	–	–	–	–	–
Forward contracts	–	–	–	–	(211,933)	–
Swap contracts	–	–	–	–	59,214	–
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	3,447	63,009
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	(44,543)

Net unrealized gain (loss) on investments and foreign currencies	24,144,105	27,664,564	10,453,344	17,926,616	8,797,920	38,489,025

Net realized and unrealized gain (loss) on investments and foreign currencies	45,208,216	28,490,424	16,257,433	68,812,897	(997,342)	82,742,795

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,017,273	$28,619,899	$25,030,004	$106,397,362	$25,113,654	$85,363,948

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$–	$(2,798)	$–	$801,705

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$353

@	See Note 1

See Notes to Financial Statements

289

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2020@— (continued)

	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	U.S. SOCIALLY RESPONSIBLE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$13,408,359	$–	$819,928	$5,818,808	$12,703,879
Dividends (affiliated)	–	22,543,163	–	–	–
Securities lending income	49,467	–	172,526	68,787	9,332
Interest (unaffiliated)	12,645	–	1,917	17,246	54,860

Total investment income*	13,470,471	22,543,163	994,371	5,904,841	12,768,071

EXPENSES:
Investment advisory and management fees	5,066,864	962,340	1,544,723	2,008,154	1,774,630
Administrative service fee	480,496	–	124,697	201,061	473,747
Shareholder services fee	1,799,899	–	467,101	753,136	1,774,630
Transfer agent fees and expenses	3,143	1,397	2,794	2,444	1,688
Custodian and accounting fees	30,368	7,875	6,839	128,557	28,431
Reports to shareholders	113,472	145,787	40,848	50,665	110,020
Audit and tax fees	39,923	35,640	39,452	42,035	41,485
Legal fees	31,142	38,859	21,682	18,303	32,427
Trustees’ fees and expenses	60,323	83,386	14,968	23,748	60,475
Interest expense	–	–	368	–	1,106
Other expenses	92,309	50,085	46,670	61,219	61,099

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	7,717,939	1,325,369	2,310,142	3,289,322	4,359,738

Fees waived and expenses reimbursed by investment adviser (Note 3)	(158,365)	(363,029)	(179,439)	(294,795)	(113,168)
Fees paid indirectly (Note 7)	(11,417)	–	(14,808)	(32,520)	–

Net expenses	7,548,157	962,340	2,115,895	2,962,007	4,246,570

Net investment income (loss)	5,922,314	21,580,823	(1,121,524)	2,942,834	8,521,501

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(950,163)	–	27,635,795	(14,070,686)	16,369,947
Investments (affiliated)	–	979,971	–	–	–
Futures contracts	–	–	–	133,641	4,321,017
Forward contracts	–	–	–	–	–
Swap contracts	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(3,494)	–	–	–	–
Net realized gain on capital gain distributions received from underlying funds (affliliated)	–	29,387,217	–	–	–

Net realized gain (loss) on investments and foreign currencies	(953,657)	30,367,188	27,635,795	(13,937,045)	20,690,964

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(27,616,947)	–	34,691,004	(7,582,544)	82,227,973
Investments (affiliated)	–	32,611,982	–	–	–
Futures contracts	–	–	–	186,140	366,907
Forward contracts	–	–	–	–	–
Swap contracts	–	–	–	–	–
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	303	–	–	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(27,616,644)	32,611,982	34,691,004	(7,396,404)	82,594,880

Net realized and unrealized gain (loss) on investments and foreign currencies	(28,570,301)	62,979,170	62,326,799	(21,333,449)	103,285,844

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,647,987)	$84,559,993	$61,205,275	$(18,390,615)	$111,807,345

* Net of foreign withholding taxes on interest and dividends of	$45,644	$–	$–	$10,239	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

@	See Note 1

See Notes to Financial Statements

290

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND		ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		CAPITAL APPRECIATION FUND
	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$9,912,694	$10,809,057	$1,054,270	$1,995,418	$(4,321,845)	$(1,950,124)	$(87,783)	$129,475
Net realized gain (loss) on investments and foreign currencies	49,230,974	21,064,111	34,407,747	(11,951,627)	141,656,970	91,746,811	10,299,708	825,860
Net unrealized gain (loss) on investments and foreign currencies	87,160,395	24,144,105	4,103,901	8,261,742	131,777,653	68,509,442	12,483,533	27,664,564

Net increase (decrease) in net assets resulting from operations	146,304,063	56,017,273	39,565,918	(1,694,467)	269,112,778	158,306,129	22,695,458	28,619,899

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(34,692,046)	(45,983,658)	(1,622,543)	(4,210,644)	(92,536,381)	(86,238,340)	(2,905,626)	(3,756,144)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	8,604,138	23,530,314	(12,549,415)	(13,008,489)	(6,064,614)	(22,297,824)	(1,081,172)	(5,489,650)

TOTAL INCREASE (DECREASE) IN NET ASSETS	120,216,155	33,563,929	25,393,960	(18,913,600)	170,511,783	49,769,965	18,708,660	19,374,105
NET ASSETS:
Beginning of period	612,612,540	579,048,611	128,629,496	147,543,096	831,006,102	781,236,137	122,454,416	103,080,311

End of period	$732,828,695	$612,612,540	$154,023,456	$128,629,496	$1,001,517,885	$831,006,102	$141,163,076	$122,454,416

@	See Note 1

See Notes to Financial Statements

291

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	CONSERVATIVE GROWTH LIFESTYLE FUND		CORE BOND FUND		DIVIDEND VALUE FUND		DYNAMIC ALLOCATION FUND
	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$8,311,363	$8,772,571	$21,433,602	$37,584,465	$22,270,304	$26,653,508	$3,073,281	$2,923,580
Net realized gain (loss) on investments and foreign currencies	20,924,605	5,804,089	33,815,317	50,886,281	20,080,879	(21,192,407)	15,945,649	17,948,031
Net unrealized gain (loss) on investments and foreign currencies	14,197,540	10,453,344	(45,810,148)	17,926,616	295,661,762	(32,651,046)	14,067,618	(550,870)

Net increase (decrease) in net assets resulting from operations	43,433,508	25,030,004	9,438,771	106,397,362	338,012,945	(27,189,945)	33,086,548	20,320,741

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(13,817,242)	(12,913,300)	(82,312,300)	(52,196,618)	(57,224,160)	(74,967,965)	(21,230,366)	(11,267,357)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	2,130,500	3,317,197	1,098,371,793	140,760,517	68,896,998	154,460,809	(4,080,499)	(22,155,638)

TOTAL INCREASE (DECREASE) IN NET ASSETS	31,746,766	15,433,901	1,025,498,264	194,961,261	349,685,783	52,302,899	7,775,683	(13,102,254)
NET ASSETS:
Beginning of period	339,870,258	324,436,357	1,784,178,813	1,589,217,552	1,012,016,866	959,713,967	190,740,797	203,843,051

End of period	$371,617,024	$339,870,258	$2,809,677,077	$1,784,178,813	$1,361,702,649	$1,012,016,866	$198,516,480	$190,740,797

@	See Note 1

See Notes to Financial Statements

292

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	EMERGING ECONOMIES FUND		GLOBAL REAL ESTATE FUND		GLOBAL STRATEGY FUND		GOVERNMENT MONEY MARKET I FUND
	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$15,674,832	$18,452,780	$6,687,237	$8,556,157	$6,096,677	$9,152,587	$42,210	$3,947,837
Net realized gain (loss) on investments and foreign currencies	137,918,384	9,080,370	11,331,949	(12,786,006)	(9,525,712)	(14,116,065)	18	1,466
Net unrealized gain (loss) on investments and foreign currencies	223,818,644	(41,786,861)	74,368,418	(45,533,504)	55,117,552	2,757,644	—	–

Net increase (decrease) in net assets resulting from operations	377,411,860	(14,253,711)	92,387,604	(49,763,353)	51,688,517	(2,205,834)	42,228	3,949,303

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(17,072,815)	(17,777,259)	(27,089,956)	(20,813,547)	(12,172,403)	(36,956,013)	(42,211)	(3,947,837)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	3,595,220	(89,568,587)	10,293,222	(28,601,167)	(34,812,316)	(1,832,479)	158,683,720	20,016,091

TOTAL INCREASE (DECREASE) IN NET ASSETS	363,934,265	(121,599,557)	75,590,870	(99,178,067)	4,703,798	(40,994,326)	158,683,737	20,017,557
NET ASSETS:
Beginning of period	701,471,186	823,070,743	359,442,365	458,620,432	282,707,937	323,702,263	415,200,980	395,183,423

End of period	$1,065,405,451	$701,471,186	$435,033,235	$359,442,365	$287,411,735	$282,707,937	$573,884,717	$415,200,980

See Notes to Financial Statements

293

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	GOVERNMENT SECURITIES FUND		GROWTH FUND		HIGH YIELD BOND FUND		INFLATION PROTECTED FUND
	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,569,479	$3,027,861	$(1,541,558)	$2,029,655	$17,499,280	$26,110,996	$13,426,150	$13,398,808
Net realized gain (loss) on investments and foreign currencies	299,545	234,572	299,292,831	208,062,507	7,146,298	(9,795,262)	28,203,077	2,889,476
Net unrealized gain (loss) on investments and foreign currencies	(5,314,058)	8,643,191	175,298,239	98,551,716	11,122,667	8,797,920	20,981,380	18,002,918

Net increase (decrease) in net assets resulting from operations	(2,445,034)	11,905,624	473,049,512	308,643,878	35,768,245	25,113,654	62,610,607	34,291,202

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(3,192,689)	(3,464,038)	(199,666,696)	(121,995,009)	(23,077,972)	(35,881,009)	(15,788,898)	(16,140,417)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	253,465	(3,475,349)	(201,748,964)	122,864,010	47,190,646	(107,881,248)	(11,242,432)	45,882,284

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,384,258)	4,966,237	71,633,852	309,512,879	59,880,919	(118,648,603)	35,579,277	64,033,069
NET ASSETS:
Beginning of period	148,338,215	143,371,978	1,358,693,487	1,049,180,608	538,715,809	657,364,412	764,606,839	700,573,770

End of period	$142,953,957	$148,338,215	$1,430,327,339	$1,358,693,487	$598,596,728	$538,715,809	$800,186,116	$764,606,839

@	See Note 1

See Notes to Financial Statements

294

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL EQUITIES INDEX FUND		INTERNATIONAL GOVERNMENT BOND FUND		INTERNATIONAL GROWTH FUND		INTERNATIONAL OPPORTUNITIES FUND
	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$32,880,955	$22,343,146	$3,682,414	$4,221,126	$(575,897)	$(128,229)	$1,214,349	$2,621,153
Net realized gain (loss) on investments and foreign currencies	39,155,988	(56,514,353)	6,780,923	2,202,989	68,994,635	237,766	89,499,725	44,253,770
Net unrealized gain (loss) on investments and foreign currencies	419,398,775	(12,960)	929,314	1,731,653	167,916,364	43,668,282	35,988,853	38,489,025

Net increase (decrease) in net assets resulting from operations	491,435,718	(34,184,167)	11,392,651	8,155,768	236,335,102	43,777,819	126,702,927	85,363,948

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(29,695,084)	(54,035,196)	(7,263,492)	(2,974,089)	(2,222,153)	(530,816)	(51,993,903)	(13,556,100)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	190,741,171	293,296,266	17,922,710	(36,921,147)	(52,971,566)	(47,834,963)	41,830,804	(37,580,434)

TOTAL INCREASE (DECREASE) IN NET ASSETS	652,481,805	205,076,903	22,051,869	(31,739,468)	181,141,383	(4,587,960)	116,539,828	34,227,414
NET ASSETS:
Beginning of period	1,246,804,398	1,041,727,495	171,444,083	203,183,551	461,774,108	466,362,068	610,424,469	576,197,055

End of period	$1,899,286,203	$1,246,804,398	$193,495,952	$171,444,083	$642,915,491	$461,774,108	$726,964,297	$610,424,469

@	See Note 1

See Notes to Financial Statements

295

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL SOCIALLY RESPONSIBLE FUND		INTERNATIONAL VALUE FUND		LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND
	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,782,864	$5,698,515	$13,570,068	$13,487,740	$1,443,006	$2,316,146	$43,154,743	$38,940,738
Net realized gain (loss) on investments and foreign currencies	23,281,732	56,878,712	24,024,655	(69,069,557)	79,205,666	55,418,774	295,292,564	90,453,329
Net unrealized gain (loss) on investments and foreign currencies	84,297,216	(69,666,052)	240,273,417	(3,037,198)	111,224,449	23,050,451	1,106,743,043	(183,709,038)

Net increase (decrease) in net assets resulting from operations	114,361,812	(7,088,825)	277,868,140	(58,619,015)	191,873,121	80,785,371	1,445,190,350	(54,314,971)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(73,142,754)	(18,692,073)	(11,649,172)	(17,228,045)	(59,984,517)	(41,748,045)	(142,083,444)	(296,387,150)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	18,001,223	(11,366,171)	(132,079,947)	(8,515,305)	6,324,933	8,291,452	(172,581,561)	187,502,822

TOTAL INCREASE (DECREASE) IN NET ASSETS	59,220,281	(37,147,069)	134,139,021	(84,362,365)	138,213,537	47,328,778	1,130,525,345	(163,199,299)
NET ASSETS:
Beginning of period	326,670,585	363,817,654	604,122,650	688,485,015	524,630,111	477,301,333	2,734,114,033	2,897,313,332

End of period	$385,890,866	$326,670,585	$738,261,671	$604,122,650	$662,843,648	$524,630,111	$3,864,639,378	$2,734,114,033

See Notes to Financial Statements

296

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	MID CAP STRATEGIC GROWTH FUND		MID CAP VALUE FUND		MODERATE GROWTH LIFESTYLE FUND		NASDAQ-100® INDEX FUND
	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(563,265)	$(88,202)	$1,968,547	$5,922,314	$19,462,959	$21,580,823	$1,896,892	$2,698,873
Net realized gain (loss) on investments and foreign currencies	84,696,248	20,667,275	63,116,482	(953,657)	74,851,097	30,367,188	79,502,508	58,963,135
Net unrealized gain (loss) on investments and foreign currencies	52,074,768	16,186,881	252,882,164	(27,616,644)	102,183,759	32,611,982	183,228,727	101,360,693

Net increase (decrease) in net assets resulting from operations	136,207,751	36,765,954	317,967,193	(22,647,987)	196,497,815	84,559,993	264,628,127	163,022,701

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(20,252,897)	(16,210,213)	(9,455,991)	(49,023,543)	(55,134,723)	(64,466,953)	(66,572,910)	(18,718,005)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	459,909,810	(8,998,996)	(91,801,695)	52,310,920	16,517,877	50,946,826	13,005,454	(21,055,069)

TOTAL INCREASE (DECREASE) IN NET ASSETS	575,864,664	11,556,745	216,709,507	(19,360,610)	157,880,969	71,039,866	211,060,671	123,249,627
NET ASSETS:
Beginning of period	314,844,685	303,287,940	724,099,584	743,460,194	1,014,351,172	943,311,306	622,518,840	499,269,213

End of period	$890,709,349	$314,844,685	$940,809,091	$724,099,584	$1,172,232,141	$1,014,351,172	$833,579,511	$622,518,840

@	See Note 1

See Notes to Financial Statements

297

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SCIENCE & TECHNOLOGY FUND		SMALL CAP GROWTH FUND		SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND
	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(12,576,068)	$2,824,205	$(1,746,523)	$(1,121,524)	$7,262,907	$9,632,473	$1,298,535	$2,367,558
Net realized gain (loss) on investments and foreign currencies	623,453,780	218,482,412	45,726,869	27,635,795	113,701,289	55,928,555	20,783,485	(1,093,541)
Net unrealized gain (loss) on investments and foreign currencies	115,089,288	175,582,908	24,303,351	34,691,004	449,882,245	(88,784,386)	94,384,968	(23,302,140)

Net increase (decrease) in net assets resulting from operations	725,967,000	396,889,525	68,283,697	61,205,275	570,846,441	(23,223,358)	116,466,988	(22,028,123)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(237,312,045)	(167,892,734)	(28,624,065)	(23,166,804)	(73,789,611)	(140,525,121)	(7,991,303)	(21,290,802)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	995,467,391	1,252,545	577,058,389	(19,883,009)	52,929,392	50,265,660	(5,825,878)	(3,147,232)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,484,122,346	230,249,336	616,718,021	18,155,462	549,986,222	(113,482,819)	102,649,807	(46,466,157)
NET ASSETS:
Beginning of period	1,623,083,050	1,392,833,714	210,496,685	192,341,223	898,556,911	1,012,039,730	177,109,779	223,575,936

End of period	$3,107,205,396	$1,623,083,050	$827,214,706	$210,496,685	$1,448,543,133	$898,556,911	$279,759,586	$177,109,779

@	See Note 1

See Notes to Financial Statements

298

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP VALUE FUND		STOCK INDEX FUND		SYSTEMATIC CORE FUND		SYSTEMATIC VALUE FUND
	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,609,829	$2,942,834	$68,761,984	$93,349,452	$1,392,493	$1,051,419	$1,453,868	$815,174
Net realized gain (loss) on investments and foreign currencies	43,580,318	(13,937,045)	492,454,646	283,015,679	4,782,277	13,868,273	23,082,467	4,656,886
Net unrealized gain (loss) on investments and foreign currencies	143,422,266	(7,396,404)	1,256,148,764	187,950,002	49,608,616	2,379,254	13,255,813	(6,083,372)

Net increase (decrease) in net assets resulting from operations	188,612,413	(18,390,615)	1,817,365,394	564,315,133	55,783,386	17,298,946	37,792,148	(611,312)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(3,185,408)	(13,323,759)	(377,883,882)	(402,859,884)	(16,195,680)	(14,147,413)	(9,345,498)	(6,042,555)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	14,210,858	17,792,516	(229,618,808)	26,189,039	530,958,219	1,986,684	490,505,800	(325,456)

TOTAL INCREASE (DECREASE) IN NET ASSETS	199,637,863	(13,921,858)	1,209,862,704	187,644,288	570,545,925	5,138,217	518,952,450	(6,979,323)
NET ASSETS:
Beginning of period	302,120,012	316,041,870	4,825,189,863	4,637,545,575	122,639,231	117,501,014	44,232,930	51,212,253

End of period	$501,757,875	$302,120,012	$6,035,052,567	$4,825,189,863	$693,185,156	$122,639,231	$563,185,380	$44,232,930

@	See Note 1

See Notes to Financial Statements

299

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	U.S. SOCIALLY RESPONSIBLE FUND
	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,454,795	$8,521,501
Net realized gain (loss) on investments and foreign currencies	105,982,964	20,690,964
Net unrealized gain (loss) on investments and foreign currencies	54,716,433	82,594,880

Net increase (decrease) in net assets resulting from operations	165,154,192	111,807,345

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(30,375,406)	(134,438,913)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(50,965,538)	48,286,997

TOTAL INCREASE (DECREASE) IN NET ASSETS	83,813,248	25,655,429
NET ASSETS:
Beginning of period	745,439,702	719,784,273

End of period	$829,252,950	$745,439,702

@	See Note 1

See Notes to Financial Statements

300

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND
	For the Year Ended August 31, 2019	For the Year Ended August 31, 2019	For the Year Ended August 31, 2019	For the Year Ended August 31, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$9,005,521	$391,658	$6,664,782	$45,640,119
Net realized gain (loss) on investments and foreign currencies	32,839,874	2,487,981	2,901,278	12,493,622
Net unrealized gain (loss) on investments and foreign currencies	(45,659,943)	(3,423,426)	1,160,266	92,159,031

Net increase (decrease) in net assets resulting from operations	(3,814,548)	(543,787)	10,726,326	150,292,772

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(61,562,142)	(26,547,942)	(22,740,565)	(36,081,103)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	35,716,300	20,475,333	(2,342,303)	192,420,128

TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,660,390)	(6,616,396)	(14,356,542)	306,631,797
NET ASSETS:
Beginning of period	608,709,001	109,696,707	338,792,899	1,282,585,755

End of period	$579,048,611	$103,080,311	$324,436,357	$1,589,217,552

See Notes to Financial Statements

301

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	HIGH YIELD BOND FUND	INTERNATIONAL OPPORTUNITIES FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND
	For the Year Ended August 31, 2019	For the Year Ended August 31, 2019	For the Year Ended August 31, 2019	For the Year Ended August 31, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$31,897,325	$4,960,161	$5,556,166	$15,665,123
Net realized gain (loss) on investments and foreign currencies	(3,687,817)	5,101,277	35,118,528	41,222,152
Net unrealized gain (loss) on investments and foreign currencies	11,460,683	(75,002,115)	(81,851,249)	(42,101,179)

Net increase (decrease) in net assets resulting from operations	39,670,191	(64,940,677)	(41,176,555)	14,786,096

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(29,483,669)	(28,408,612)	(142,088,963)	(84,768,759)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	70,624,814	(54,481,040)	10,441,435	48,686,494

TOTAL INCREASE (DECREASE) IN NET ASSETS	80,811,336	(147,830,329)	(172,824,083)	(21,296,169)
NET ASSETS:
Beginning of period	576,553,076	724,027,384	916,284,277	964,607,475

End of period	$657,364,412	$576,197,055	$743,460,194	$943,311,306

See Notes to Financial Statements

302

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	U.S. SOCIALLY RESPONSIBLE FUND
	For the Year Ended August 31, 2019	For the Year Ended August 31, 2019	For the Year Ended August 31, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(1,032,672)	$4,248,674	$8,690,921
Net realized gain (loss) on investments and foreign currencies	23,908,552	7,467,945	125,854,486
Net unrealized gain (loss) on investments and foreign currencies	(35,001,546)	(94,914,658)	(105,358,614)

Net increase (decrease) in net assets resulting from operations	(12,125,666)	(83,198,039)	29,186,793

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(45,173,634)	(58,976,644)	(62,490,729)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	34,256,786	(76,331,392)	(36,029,931)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,042,514)	(218,506,075)	(69,333,867)
NET ASSETS:
Beginning of period	215,383,737	534,547,945	789,118,140

End of period	$192,341,223	$316,041,870	$719,784,273

See Notes to Financial Statements

303

VALIC Company I

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company I (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 37 separate mutual funds (each, a “Fund” and collectively, the “Funds”), each of which issues its own separate class of capital shares:

Aggressive Growth Lifestyle Fund(1)(3)	International Opportunities Fund(3)
Asset Allocation Fund	International Socially Responsible Fund
Blue Chip Growth Fund	International Value Fund
Capital Appreciation Fund(3)	Large Capital Growth Fund
Conservative Growth Lifestyle Fund(1)(3)	Mid Cap Index Fund
Core Bond Fund(3)	Mid Cap Strategic Growth Fund
Dividend Value Fund	Mid Cap Value Fund(3)
Dynamic Allocation Fund(2)	Moderate Growth Lifestyle Fund(1)(3)
Emerging Economies Fund	Nasdaq-100® Index Fund
Global Real Estate Fund	Science & Technology Fund
Global Strategy Fund	Small Cap Growth Fund(3)
Government Money Market I Fund	Small Cap Index Fund
Government Securities Fund	Small Cap Special Values Fund
Growth Fund	Small Cap Value Fund(3)
High Yield Bond Fund(3)	Stock Index Fund
Inflation Protected Fund	Systematic Core Fund
International Equities Index Fund	Systematic Value Fund
International Government Bond Fund	U.S. Socially Responsible Fund(3)
International Growth Fund

(1)	The Lifestyle Funds represent “Fund of Funds” which invest in VCI mutual funds.
(2)

The Dynamic Allocation Fund invests, under normal conditions, approximately 70% to 90% of its assets in shares of VC I mutual funds, (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed income securities and short-term investments (the “Overlay Component”).

(3)

Prior to May 24, 2021, the funds listed below operated as a series of VALIC Company II (the “Predecessor Funds”). The Predecessor Funds were reorganized on May 24, 2021 through the transfer of each of the Predecessor Fund’s assets and liabilities to a shell series of VCI (the Acquiring Fund). Shareholders of the Predecessor Funds received equivalent shares of the Acquiring Fund. Although the Acquiring Funds listed below commenced operations on May 24, 2021, they inherited the performance and financial history of the Predecessor Funds. The Predecessor Funds changed their fiscal year end from August 31st to May 31st.

Fund
Aggressive Growth Lifestyle Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Core Bond Fund
High Yield Bond Fund
International Opportunities Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Small Cap Growth Fund
Small Cap Value Fund
U.S. Socially Responsible Fund

Each Fund is diversified with the exception of Growth Fund, International Government Bond Fund, Nasdaq-100® Index Fund and Science & Technology Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that may contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

304

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of May 31, 2021, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

For the Government Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the

305

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Government Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter (“OTC”) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Asset Allocation Fund and the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. The High Yield Bond Fund, International Opportunities Fund and International Value Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The Inflation Protected Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Futures: During the period, the Asset Allocation Fund and Dynamic Allocation Fund used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. The Emerging Economies Fund, Small Cap Value Fund and U.S. Socially Responsible Fund used futures contracts to equitize cash, providing exposure to equity markets. The Growth Fund, International Equities Index Fund, International Socially Responsible Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund used futures contracts to increase or decrease exposure to equity markets. The Inflation Protected Fund used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may

306

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Options: During the period, the Dynamic Allocation Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Funds’ securities or an increase in prices of securities that may be purchased. The International Growth Fund used options to hedge against the decline in value of a currency.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of asset and liabilities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Interest Rate Swap Agreements: During the period, the Inflation Protected Fund used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

307

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of May 31, 2021, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the period ended May 31, 2021. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of May 31, 2021, please refer to the Portfolio of Investments.

	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written (6)	Foreign Forward Exchange Contracts(7)

	Interest Rate Contracts
Fund	Asset Derivatives				Liability Derivatives
Asset Allocation	$—	$—	$—	$—	$—	$—	$—	$—
Inflation Protected	40,462	3,297,691	—	—	121,766	—	—	—

	Equity Contracts
	Asset Derivatives				Liability Derivatives
Asset Allocation	$340	$—	$—	$—	$—	$—	$—	$—
Dynamic Allocation	12,575	—	1,560,527	—	1,700	—	—	—
Emerging Economies	—	—	—	—	—	—	—	—
Growth	680	—	—	—	—	—	—	—
International Equities Index	431,680	—	—	—	—	—	—	—
International Socially Responsible	53,580	—	—	—	—	—	—	—
Mid Cap Index	7,920	—	—	—	—	—	—	—
Nasdaq-100® Index	43,260	—	—	—	—	—	—	—
Small Cap Index	—	—	—	—	91,800	—	—	—
Small Cap Value	—	—	—	—	12,360	—	—	—
Stock Index	45,390	—	—	—	—	—	—	—
U.S. Socially Responsible	11,390	—	—	—	—	—	—	—

	Foreign Exchange Contracts
	Asset Derivatives				Liability Derivatives
Asset Allocation	$—	$—	$—	$—	$—	$—	$—	$—
Global Strategy	—	—	—	836,681	—	—	—	1,317,905
High Yield Bond	—	—	—	—	—	—	—	38,667
Inflation Protected	—	—	—	160,546	—	—	—	6,508,287
International Growth	—	—	—	—	—	—	—	—
International Opportunities	—	—	—	—	—	—	—	—
International Value	—	—	—	—	—	—	—	—

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts

308

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation/ (Depreciation)
Asset Allocation	$2,273
Dynamic Allocation	2,974
Emerging Economies	—
Growth	50,043
Inflation Protected	16,061
International Equities Index	12,281,913
International Socially Responsible	1,028,638
Mid Cap Index	165,976
Nasdaq-100® Index	459,368
Small Cap Index	(1,423,401)
Small Cap Value	272,241
Stock Index	1,366,753
U.S. Socially Responsible	217,673

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)

	Interest Rate Contracts
Asset Allocation	$(112,304)	$—	$—	$—	$—
Inflation Protected	3,744,952	124,246	—	—	—

	Equity Contracts
Asset Allocation	$533,575	$—	$—	$—	$—
Dynamic Allocation	(3,385,514)	—	—	(7,168,056)	—
Emerging Economies	446,023	—	—	—	—
Growth	283,917	—	—	—	—
International Equities Index	39,046,381	—	—	—	—
International Socially Responsible	8,386,993	—	—	—	—
Mid Cap Index	15,606,258	—	—	—	—
Nasdaq-100® Index	18,012,331	—	—	—	—
Small Cap Index	50,023,025	—	—	—	—
Small Cap Value	1,532,485	—	—	—	—
Stock Index	26,985,433	—	—	—	—
U.S. Socially Responsible	5,242,929	—	—	—	—

	Foreign Exchange Contracts
Asset Allocation	$—	$—	$—	$—	$366,898
Global Strategy	—	—	—	—	(6,736,832)
High Yield Bond	—	—	—	—	(401,905)
Inflation Protected	—	—	—	—	(16,563,736)
International Growth	—	—	—	(952,686)	—
International Opportunities	—	—	—	—	3,624
International Value	—	—	—	—	(1,702,957)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)

	Interest Rate Contracts
Asset Allocation	$113,008	$—	$—	$—	$—
Inflation Protected	16,061	3,297,691	—	—	—

309

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Equity Contracts
Asset Allocation	$87,362	$—	$—	$—	$—
Dynamic Allocation	447,379	—	—	427,447	—
Emerging Economies	—	—	—	—	—
Growth	(40,951)	—	—	—	—
International Equities Index	7,832,550	—	—	—	—
International Socially Responsible	(3,591,378)	—	—	—	—
Mid Cap Index	(2,769,768)	—	—	—	—
Nasdaq-100® Index	(3,919,620)	—	—	—	—
Small Cap Index	(8,393,240)	—	—	—	—
Small Cap Value	225,316	—	—	—	—
Stock Index	(4,221,218)	—	—	—	—
U.S. Socially Responsible	(486,458)	—	—	—	—

	Foreign Exchange Contracts
Asset Allocation	$—	$—	$—	$—	$359,758
Global Strategy	—	—	—	—	(767,778)
High Yield Bond	—	—	—	—	63,007
Inflation Protected	—	—	—	—	(6,347,741)
International Growth	—	—	—	784,774	—
International Opportunities	—	—	—	—	—
International Value	—	—	—	—	(333,546)

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the period ended May 31, 2021.

	Average Amount Outstanding During the Period
	Futures Contracts(2)	Foreign Forward Exchange Contracts(2)	Purchased Call Options Contracts(1)	Purchased Put Options Contracts(1)	Written Call Options Contracts(1)	Interest Rate Swap Contracts(2)
Fund
Asset Allocation	$13,856,118	$32,357,568	$—	$—	$—	$—
Dynamic Allocation	15,916,025	—	—	1,790,995	—	—
Emerging Economies	1,653,731	—	—	—	—	—
Global Strategy	—	117,276,601	—	—	—	—
Growth	728,332	—	—	—	—	—
High Yield Bond	—	13,796,170	—	—	—	—
Inflation Protected	87,230,623	207,837,892	—	—	—	68,250,000
International Equities Index	159,986,320	—	—	—	—	—
International Growth	—	—	834	—	—	—
International Opportunities	—	115,258	—	—	—	—
International Socially Responsible	15,886,366	—	—	—	—	—
International Value	—	21,934,360	—	—	—	—
Mid Cap Index	41,454,099	—	—	—	—	—
Nasdaq-100® Index	33,683,738	—	—	—	—	—
Small Cap Index	80,812,745	—	—	—	—	—
Small Cap Value	9,203,784	—	—	—	—	—
Stock Index	61,772,168	—	—	—	—	—
U.S. Socially Responsible	16,145,954	—	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

310

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of May 31, 2021. The repurchase agreements held by the Funds and the securities on loan as of May 31, 2021, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	Dynamic Allocation Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank,N.A.	$—	$—	$599,004	$599,004	$—	$—	$—	$—	$599,004	$(599,004)	$—
Goldman Sachs International	—	—	203,162	203,162	—	—	—	—	203,162	(203,162)	—
JP Morgan Chase Bank, N.A.	—	—	61,493	61,493	—	—	—	—	61,493	(61,493)	—
UBS AG	—	—	696,868	696,868	—	—	—	—	696,868	(670,500)	26,368

Total	$—	$—	$1,560,527	$1,560,527	$—	$—	$—	$—	$1,560,527	$(1,534,159)	$26,368

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Global Strategy Fund									Collateral Pledged/ (Received)(2)	Net Amount(3)
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total
Bank of America, N.A.	$87,677	$—	$—	$87,677	$11,429	$—	$—	$11,429	$76,248	$—	$76,248
Citibank N.A.	139,322	—	—	139,322	588,383	—	—	588,383	(449,061)	440,000	(9,061)
Deutsch Bank AG	163,832	—	—	163,832	22,647	—	—	22,647	141,185	—	141,185
Goldman Sachs International	6,757	—	—	6,757	25,479	—	—	25,479	(18,722)	—	(18,722)
HSBC Bank PLC	295,928	—	—	295,928	260,678	—	—	260,678	35,250	—	35,250
JPMorgan Chase Bank N.A.	137,638	—	—	137,638	346,932	—	—	346,932	(209,294)	190,000	(19,294)
Morgan Stanley and Co., Inc.	318	—	—	318	—	—	—	—	318	—	318
Standard Chartered Bank	—	—	—	—	45,439	—	—	45,439	(45,439)	—	(45,439)
UBS AG	5,209	—	—	5,209	16,918	—	—	16,918	(11,709)	—	(11,709)

Total	$836,681	$—	$—	$836,681	$1,317,905	$—	$—	$1,317,905	$(481,224)	$630,000	$148,776

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	High Yield Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
JPMorgan Chase Bank N.A.	$—	$—	$—	$—	$38,667	$—	$—	$38,667	$(38,667)	$—	$(38,667)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

311

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Inflation Protected Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$—	$3,297,691	$—	$3,297,691	$—	$—	$—	$—	$3,297,691	$(3,260,000)	$37,691
Barclays Bank Plc Wholesale	111,304	—	—	111,304		—	—	—	111,304	—	111,304
BNP Paribas SA	—	—	—	—	509,991	—	—	509,991	(509,991)	—	(509,991)
JPMorgan Chase Bank N.A	—	—	—	—	2,339	—	—	2,339	(2,339)	—	(2,339)
Morgan Stanley and Co. International Plc	—	—	—	—	5,848,319	—	—	5,848,319	(5,848,319)	—	(5,848,319)
Toronto Dominion Bank	49,242	—	—	49,242	147,638	—	—	147,638	(98,396)	—	(98,396)

Total	$160,546	$3,297,691	$—	$3,458,237	$6,508,287	$—	$—	$6,508,287	$(3,050,050)	$(3,260,000)	$(6,310,050)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

Mortgage-Backed Dollar Rolls: TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Mortgage-Back Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

312

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Investment Securities Loaned: To realize additional income, each Fund, except for the Dynamic Allocation Fund and the Government Money Market I Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as Securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Dynamic Allocation Fund, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Dynamic Allocation Fund and Moderate Growth Lifestyle Fund, the expenses included in the accompanying financial statements reflect the expenses of the Dynamic Allocation Fund and do not include any expenses associated with the Underlying Funds.

Dividends from net investment income, if any, are normally paid annually, except for the Government Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

313

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. The Funds federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

LIBOR Risk

A Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5, 2021, the FCA and LIBOR’s administrator announced that most LIBOR settings will no longer be published after June 30, 2023. Such announcements indicate that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed. These announcements and any additional regulatory or market changes may have an adverse impact on a Fund or its investments.

Regulators and market participants are working together to identify or develop successor Reference Rates. It is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates, and these changes could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or net asset value.

Recent Accounting and Regulatory Developments

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Adoption of the ASU had no material impact on the Funds.

In March 2020, FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides, optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and IBORbased reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is evaluating the potential impact of ASU 2020-04 to the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule became effective on March 8, 2021 and has a compliance date of September 8, 2022 (eighteen months following the effective date). Management is currently evaluating the Rule and its impact to the Funds.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

VALIC receives from VC I a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

International Equities Index Fund	0.35% on the first $500 million
0.25% on the next $500 million
0.24% on assets over $1 billion
Mid Cap Index Fund	0.35% on the first $500 million
Small Cap Index Fund	0.25% on the next $2.5 billion
Stock Index Fund	0.20% on the next $2 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund	0.75% on the first $250 million
0.725% on the next $250 million
0.70% on assets over $500 million
Systematic Core Fund(1)	0.75% on the first $500 million
0.725% on assets over $500 million

314

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Science & Technology Fund	0.90% on first $500 million
0.85% on assets over $500 million
Inflation Protected Fund(2)	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on assets over $500 million
International Growth Fund(3)	0.95% on the first $250 million
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on assets over $500 million
Asset Allocation Fund(4)	0.50% on first $300 million
0.475% on next $200 million
0.45% on assets over $500 million
International Socially Responsible Fund	0.50% on first $500 million
0.475% on next $500 million
0.45% on assets over $1 billion
Global Strategy Fund(5)	0.50% on the first $500 million
0.46% on assets over $500 million
Government Securities Fund	0.50% on the first $250 million
International Government Bond Fund	0.45% on the next $250 million
0.40% on the next $500 million
0.35% on assets over $1 billion
Government Money Market I Fund	0.40%
Nasdaq-100® Index Fund	0.40% on the first $250 million
0.38% on the next $250 million
0.36% on assets over $500 million
Dividend Value Fund(6)	0.75% on the first $250 million
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Systematic Value Fund(7)	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion
International Value Fund(8)	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion
Emerging Economies Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Growth Fund(9)	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion

315

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Global Real Estate Fund	0.75% on the first $250 million
0.70% on the next $250 million
0.65% on assets over $500 million
Dynamic Allocation Fund(10)	0.25% on the first $1 billion
0.22% on the next $1 billion
0.20% on assets over $2 billion
Aggressive Growth Lifestyle Fund	0.10%
Conservative Growth Lifestyle Fund
Moderate Growth Lifestyle Fund
Capital Appreciation Fund	0.55% on first $1 billion
0.525% on assets over $1 billion
Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million
High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million
International Opportunities Fund	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million
Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on assets over $750 million
Small Cap Growth Fund(11)	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on assets over $50 million
U.S. Socially Responsible Fund	0.25% on the first $1 billion
0.24% on assets over $1 billion

(1)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Systematic Core Fund’s advisory fees in order that such fees equal: 0.530% on the first $500 million and 0.505% on assets over $500 million.

(2)

Pursuant to an Advisory Fee Waiver Agreement effective September 28, 2020, VALIC has agreed to waive the Inflation Protected Fund’s advisory fees in order that such fees equal: 0.47% on the first $250 million of the Fund’s average monthly net assets, 0.42% on the next $250 million of the Fund’s average monthly net assets and 0.37% on average monthly net assets over $500 million.

(3)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the International Growth Fund’s advisory fees in order that such fees equal: 0.75% of the average daily net assets on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $500 million and 0.60% thereafter.

(4)

Pursuant to an Advisory Fee Waiver Agreement effective January 11, 2021, VALIC has contractually agreed to waive the Asset Allocation Fund’s advisory fees in order that such fees equal: 0.45% on the first $300 million of the Fund’s average monthly net assets, 0.425% on the next $200 million of the Fund’s average monthly net assets and 0.40% on average monthly net assets over $500 million.

(5)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Global Strategy Fund’s advisory fees in order that such fees equal: 0.48% on the first $500 million and 0.44% on assets over $500 million.

(6)

Pursuant to an Advisory Fee Waiver Agreement, VALIC agreed to waive the Dividend Value Fund’s advisory fees in order that such fees equal: 0.64% of the Fund’s average daily net assets on Fund’s first $250 million; 0.61% of the Fund’s average daily net assets on the Fund’s next $250 million; 0.56% of the Fund’s average daily net assets on the Fund’s next $500 million; and 0.51% of the Fund’s net average daily net assets when the Fund’s assets exceed $1 billion.

(7)

Pursuant to an Advisory Fee Waiver Agreement, VALIC agreed to waive the Systematic Value Fund’s advisory fees in order that such fees equal: 0.40% of the Fund’s average daily net assets on Fund’s first $250 million; 0.35% of the Fund’s average daily net assets on the Fund’s next $250 million; 0.30% of the Fund’s average daily net assets on the Fund’s next $500 million; and 0.25% of the Fund’s net average daily net assets when the Fund’s assets exceed $1 billion.

(8)

Pursuant to an Advisory Fee Wavier Agreement, VALIC has agreed to waive International Value Fund’s advisory fees in order that such fees equal: 0.66% on the first $250 million, 0.61% on the next $250 million, 0.56% on the next $500 million and 0.51% on assets over $1 billion.

(9)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Growth Fund’s advisory fees in order that such fees equal: 0.57% of the average daily net assets on the first $500 million, 0.51% on the next $500 million, 0.48% on the next $500 million and 0.45% thereafter.

316

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

(10)

VALIC has voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the Dynamic Allocation Fund’s Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Fund’s investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Fund Waiver”). The AB Fund Waiver may be terminated at any time by the Adviser.

(11)

Pursuant to an Advisory Fee Waiver Agreement, VALIC agreed to waive the Small Cap Growth Fund’s advisory fees in order that such fees equal: 0.82% of the Fund’s average daily net assets on Fund’s first $100 million and 0.77% of the Fund’s net average daily net assets when the Fund’s assets exceed $100 million.

For the period ended May 31, 2021, the amount of investment advisory fees waived were as follows:

Fund	Amount
Asset Allocation	$29,254
Dividend Value	1,121,469
Dynamic Allocation	3,290
Global Strategy	58,321
Growth	2,444,308
Inflation Protected	174,159
International Growth	1,130,519
International Value	486,455
Small Cap Growth	62,573
Systematic Core	456,528
Systematic Value	314,133

VALIC has entered into sub-advisory agreements with the following:

AllianceBernstein L.P. (“AllianceBernstein”)—subadviser for a portion of the Dynamic Allocation Fund.

Allianz Global Investors U.S. LLC (“AGI US”)—subadviser for a portion of the Mid Cap Strategic Growth Fund and a portion of the Science & Technology Fund.

BlackRock Investment Management, LLC (“BlackRock”)—subadviser for a portion of the Growth Fund and a portion of the Dividend Value Fund.

BMO Asset Management Corp. (“BMO AM”)—subadviser for the Capital Appreciation Fund.

Boston Partners Global Investors, Inc. d/b/a Boston Partners (“Boston Partners”)—subadviser for a portion of the Mid Cap Value Fund.

Delaware Investments Fund Advisers (“DIFA”)—subadviser for a portion of the International Opportunities Fund.

Franklin Advisers, Inc.—subadviser for the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.—subadviser for the Systematic Core Fund and a portion of the Global Real Estate Fund.

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of the Global Real Estate Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”)*—subadviser for the Asset Allocation Fund, Emerging Economies Fund, Government Securities Fund, Small Cap Value Fund and a portion of the Small Cap Growth Fund.

Janus Capital Management LLC—subadviser for a portion of the Mid Cap Strategic Growth Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for the Large Capital Growth Fund and a portion of the International Opportunities Fund.

Morgan Stanley Investment Management, Inc. (“MSIM”)—subadviser for the International Growth Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Core Bond Fund, International Government Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the Government Money Market I Fund, International Equities Index Fund, International Socially Responsible Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, U.S. Socially Responsible Fund, a portion of the Dividend Value Fund, a portion of the Growth Fund and a portion of the Dynamic Allocation Fund.

T. Rowe Price Associates, Inc.**—subadviser for the Blue Chip Growth Fund, a portion of the Science & Technology Fund and a portion of the Small Cap Growth Fund.

Wellington Management Company LLP (“Wellington Management”)***—subadviser for the High Yield Bond Fund, Inflation Protected Fund, Systematic Value Fund, a portion of the Mid Cap Value Fund and a portion of the Science & Technology Fund.

Wells Capital Management Incorporated (“WellsCap”)—subadviser for the International Value Fund and Small Cap Special Values Fund.

*	Effective January 11, 2021, JPMIM replaced PineBridge as subadviser for the Asset Allocation Fund.
**	Effective May 24, 2021, T. Rowe Price Associates, Inc. became subadviser for a portion of the Small Cap Growth Fund.
***	Effective September 28, 2020, Wellington Management replaced PineBridge as subadviser for the Inflation Protected Fund.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses to the extent necessary so that each Fund’s total annual fund operating expenses after expense reimbursement do not exceed the amounts shown below through September 30, 2021 for all funds except the Predecessor Funds, Systematic Core Fund and Government Money Market I Fund. For those funds, the expense limitation agreement is in effect until September 30, 2022. For the purposes of the waived fee and reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Funds’ business. The contractual fee waivers and fee reimbursements will continue until September 30, 2021 or 2022, as applicable, subject to termination by the Board, including a majority of the Directors who are not “interested persons” of the Series or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

317

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Maximum Expense Limitation
Aggressive Growth Lifestyle*	0.09%
Blue Chip Growth	0.85%
Capital Appreciation*	0.60%
Conservative Growth Lifestyle*	0.13%
Core Bond*	0.52%
Dynamic Allocation	0.32%
Government Money Market I*	0.30%
High Yield Bond*	0.68%
International Opportunities*	0.95%
Mid Cap Value*	0.80%
Moderate Growth Lifestyle*	0.13%
Nasdaq-100® Index	0.53%
Small Cap Growth*. . . . .	0.88%
Small Cap Value*	0.77%
Stock Index	0.29%
Systematic Core	0.85%

*	Prior to May 24, 2021, the maximum expense limitation for the following funds was as follows:

Fund	Maximum Expense Limitation
Aggressive Growth Lifestyle	0.10%
Capital Appreciation	0.85%
Conservative Growth Lifestyle	0.10%
Core Bond	0.77%
Government Money Market I	0.55%
High Yield Bond	0.93%
International Opportunities	1.20%
Mid Cap Value	1.05%
Moderate Growth Lifestyle	0.10%
Small Cap Growth	1.13%
Small Cap Value	1.02%

For the period ended May 31, 2021, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle	$196,649
Capital Appreciation	144,719
Conservative Growth Lifestyle	135,871
Core Bond	107,285
Dynamic Allocation	25,800
High Yield Bond	185,654
International Opportunities	191,981
Mid Cap Value	100,360
Moderate Growth Lifestyle	260,851
Small Cap Growth	101,011
Small Cap Value	154,439
Stock Index	1,596,320

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Government Money Market I Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Government Money Market I Fund will be able to avoid a negative yield. For the year ended May 31, 2021, VALIC voluntarily reimbursed $2,002,053 of expenses for the Government Money Market I Fund.

318

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Any contractual waivers and/or reimbursements made by VALIC with respect to the Dynamic Allocation Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to VALIC and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the year ended May 31, 2021, the amount was recouped by VALIC for the Dynamic Allocation Fund was $16,285.

At May 31, 2021, expenses previously waived and/or reimbursed by VALIC that are subject to recoupment and expire during the time period indicated are as follows:

	Expenses Reimbursed
Fund	May 31, 2022	May 31, 2023
Dynamic Allocation	$11,738	$25,800

VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (the “Administrator”), an affiliate of the Adviser. The Administrator receives from each Fund, other than the “Fund-of-Funds Component” of the Dynamic Allocation Fund, and the Lifestyle Funds an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee@: 0.0061% on the first $25 billion; 0.0070% on the next $75 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, the Administrator provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the period ended May 31, 2021, SunAmerica earned fees as reflected in the Statement of Operations based upon the aforementioned rates.

VC I, on behalf of each Fund, has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series an annual fee of $132,510, which is allocated to each Fund in the Series based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the period ended May 31, 2021, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

Prior to May 24, 2021, each of the Predecessor Funds other than the Lifestyle Funds, entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provided record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC received from each Predecessor Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Predecessor Fund. The shareholder service fee was discontinued when the Predecessor Funds’ assets and liabilities were transferred to a shell series of VCI. For the period ended May 31, 2021, VALIC earned fees as reflected in the Statements of Operations based upon the aforementioned rate.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, Directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in investment options that are specified in the plan as selected by the Directors. For the period ended May 31, 2021, certain Directors of VC I have deferred $31,987 of director compensation.

@

The Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.” In addition, the Dynamic Allocation Fund shall pay the Administrator an Accounting Basis Point Fee solely with respect to the Overlay Component and no fee with respect to the Fund-of-Funds Component.

319

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

At May 31, 2021, the following affiliates owned outstanding shares of the following Funds:

Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC I Aggressive Growth Lifestyle	VC I Conservative Growth Lifestyle	VC I Moderate Growth Lifestyle
Aggressive Growth Lifestyle	—%	—%	100.00%	—%	—%	—%	—%
Asset Allocation	—	—	100.00	—	—	—	—
Blue Chip Growth	0.01	—	99.25	0.74	0.00	—	0.00
Capital Appreciation	—	—	38.90	4.29	21.92	5.89	29.00
Conservative Growth Lifestyle	—	—	100.00	—	—	—	—
Core Bond	0.02	0.00	86.04	0.89	1.33	4.52	7.20
Dividend Value	—	—	90.16	0.60	3.04	1.22	4.98
Dynamic Allocation	4.06	—	95.94	—	—	—	—
Emerging Economies	0.05	0.01	89.95	0.13	4.25	1.04	4.57
Global Real Estate	—	—	86.28	0.29	5.28	2.21	5.94
Global Strategy	—	—	100.00	—	—	—	—
Government Money Market I	3.13	0.00	87.76	—	2.50	1.36	5.25
Government Securities	0.38	—	80.14	5.98	1.47	5.59	6.44
Growth	—	—	99.46	0.54	—	—	—
High Yield Bond	0.01	—	87.53	0.26	2.51	4.28	5.41
Inflation Protected	—	—	84.48	0.29	4.32	2.97	7.94
International Equities Index	2.74	0.02	89.75	0.29	2.99	0.86	3.35
International Government Bond	—	—	68.47	0.39	6.93	8.29	15.92
International Growth	—	—	95.03	0.86	2.30	0.37	1.44
International Opportunities	—	—	86.93	0.01	5.57	1.93	5.56
International Socially Responsible	0.30	—	99.49	0.21	—	—	—
International Value	0.03	—	90.83	0.71	3.94	0.90	3.59
Large Capital Growth	—	—	91.89	0.94	2.22	0.37	4.58
Mid Cap Index	0.68	0.04	97.46	0.08	0.67	0.19	0.88
Mid Cap Strategic Growth	—	—	92.37	0.21	2.85	0.76	3.81
Mid Cap Value	0.26	—	86.69	0.23	4.59	1.42	6.81
Moderate Growth Lifestyle	—	—	100.00	—	—	—	—
Nasdaq-100® Index	1.93	0.06	94.34	—	0.76	0.27	2.64
Science & Technology	0.40	0.00	98.24	—	0.68	0.20	0.48
Small Cap Growth	—	—	97.20	0.12	1.06	0.28	1.34
Small Cap Index	1.85	0.11	95.10	0.08	1.27	0.27	1.32
Small Cap Special Values	—	—	89.63	0.46	3.82	1.37	4.72
Small Cap Value	—	—	93.71	0.09	3.00	0.40	2.80
Stock Index	2.49	0.04	92.04	0.39	1.03	0.11	1.80
Systematic Core	0.48	—	92.93	1.73	2.09	0.57	2.20
Systematic Value	—	—	63.23	3.70	12.14	3.08	17.85
U.S. Socially Responsible	0.02	—	99.78	0.20	—	—	—

The VC I Dynamic Allocation Fund and the VC I Lifestyle Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the VC I Dynamic Allocation Fund and the VC I Lifestyle Funds within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

320

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VC I Funds and securities issued by AIG or an affiliate thereof. During the period ended May 31, 2021, transactions in these securities were as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2020	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Value at Merger Date	Change in Unrealized Gain/(Loss)	Value at 05/31/2021
VALIC Co. I Blue Chip Growth Fund	$—	$1,199	$12,299	$1,199	$—	$—	$—	$(75)	$13,423
VALIC Co. I Capital Appreciation Fund	27,885	607,731	25,948,620	635,615	—	—	—	4,285,903	30,870,138
VALIC Co. I Capital Conservation Fund	137,338	72,695	5,000,770	2,136,255	4,199,960	292,174	(2,672,335)	(556,904)	—
VALIC Co. I Core Bond Fund	208,833	226,499	13,086,407	13,923,056	18,109,287	454,390	28,601,749	(718,215)	37,238,100
VALIC Co. I Dividend Value Fund	1,112,969	1,437,863	39,574,288	7,399,738	16,233,120	(555,871)	—	11,210,127	41,395,162
VALIC Co. I Emerging Economies Fund	725,744	—	21,713,054	15,169,038	—	—	—	7,980,246	44,862,338
VALIC Co. I Global Real Estate Fund	882,462	659,835	19,468,392	1,542,297	—	—	—	2,014,185	23,024,874
VALIC Co. I Government Money Market I Fund	207	—	253,686	15,488,764	1,421,061	—	—	—	14,321,389
VALIC Co. I Government Securities Fund	47,302	—	2,736,338	946,205	1,485,655	150,413	—	(252,084)	2,095,217
VALIC Co. I High Yield Bond Fund	577,538	—	17,153,504	577,539	3,229,685	116,162	—	382,161	14,999,681
VALIC Co. I Inflation Protected Fund	493,802	167,564	34,132,728	661,366	—	—	—	(240,991)	34,553,103
VALIC Co. I International Equities Index Fund	696,066	223,301	37,898,432	17,123,427	7,250,418	224,542	—	9,200,227	57,196,210
VALIC Co. I International Government Bond Fund	328,884	218,460	16,491,391	547,344	3,158,777	271,099	—	(750,042)	13,401,015
VALIC Co. I International Growth Fund	—	50,222	11,589,734	50,223	—	—	—	3,171,907	14,811,864
VALIC Co. I International Opportunities Fund	181,148	2,678,075	27,751,474	8,945,382	—	—	—	3,912,690	40,609,546
VALIC Co. I International Value Fund	433,326	—	22,626,059	433,326	—	—	—	6,078,876	29,138,261
VALIC Co. I Large Cap Core Fund	159,986	5,485,550	11,678,348	5,645,536	—	—	(14,469,011)	(2,854,873)	—
VALIC Co. I Large Capital Growth Fund	50,995	1,265,190	12,266,661	1,316,184	—	—	—	1,166,380	14,749,225
VALIC Co. I Mid Cap Index Fund	239,078	655,160	24,989,678	4,042,985	10,552,003	(582,842)	—	8,016,632	25,914,450
VALIC Co. I Mid Cap Strategic Growth Fund	9,957	634,020	10,572,500	643,977	—	—	11,889,463	2,264,666	25,370,606
VALIC Co. I Mid Cap Value Fund	247,017	183,174	31,056,403	430,192	2,154,646	99,180	—	13,700,475	43,131,604
VALIC Co. I Nasdaq-100® Index Fund	8,750	216,072	8,554,193	3,815,899	6,046,114	1,686,313	—	(1,661,897)	6,348,394
VALIC Co. I Science & Technology Fund	9,268	2,241,148	23,610,360	2,250,415	6,046,114	932,941	—	543,373	21,290,975
VALIC Co. I Small Cap Growth Fund	—	939,060	7,017,945	939,060	—	—	—	854,718	8,811,723
VALIC Co. I Small Cap Index Fund	109,466	620,110	16,145,359	5,682,475	7,791,298	587,705	—	3,751,407	18,375,648
VALIC Co. I Small Cap Special Values Fund	121,869	224,911	6,996,429	1,297,102	1,580,074	63,872	—	3,902,172	10,679,501
VALIC Co. I Small Cap Value Fund	95,074	—	9,411,936	1,579,216	2,872,861	46,751	—	6,861,969	15,027,011
VALIC Co. I Stock Index Fund	902,737	2,809,586	65,528,961	14,515,281	25,579,370	2,205,106	—	5,176,998	61,846,976
VALIC Co. I Systematic Core Fund	—	—	—	—	—	—	14,469,011	77,241	14,546,252
VALIC Co. I Systematic Value Fund	—	—	—	—	—	—	65,313,340	3,009,430	68,322,770
VALIC Co. I Value Fund	412,928	5,654,546	14,127,519	6,067,474	—	—	(18,282,611)	(1,912,382)	—
VALIC Co. II Large Cap Value Fund	742,776	10,372,634	34,424,450	11,115,411	—	—	(47,030,729)	1,490,868	—
VALIC Co. II Mid Cap Growth Fund	—	4,631,846	8,985,023	4,631,845	—	—	(11,889,463)	(1,727,405)	—
VALIC Co. II Strategic Bond Fund	1,447,471	147,224	31,743,048	10,863,209	16,274,819	815,364	(25,929,414)	(1,217,388)	—

	$10,410,876	$42,423,675	$612,545,989	$160,417,035	$133,985,262	$6,807,299	$—	$87,160,395	$732,945,456

†	Includes reinvestment of distributions paid.

321

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2020	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Value at Merger Date	Change in Unrealized Gain/(Loss)	Value at 05/31/2021
VALIC Co. I Capital Appreciation Fund	$7,493	$163,313	$6,973,066	$170,806	$—	$—	$—	$1,151,734	$8,295,606
VALIC Co. I Capital Conservation Fund	625,812	345,794	16,175,501	2,017,737	989,385	38,592	(16,010,611)	(1,231,834)	—
VALIC Co. I Core Bond Fund	1,531,150	1,660,677	54,300,125	17,243,302	3,491,264	366,312	61,755,421	(3,308,034)	126,865,862
VALIC Co. I Dividend Value Fund	376,239	486,070	12,988,253	2,888,844	2,931,512	137,983	—	3,623,240	16,706,808
VALIC Co. I Emerging Economies Fund	177,654	—	6,149,394	2,733,811	—	—	—	2,098,563	10,981,768
VALIC Co. I Global Real Estate Fund	369,959	276,626	8,161,824	646,585	—	—	—	844,415	9,652,824
VALIC Co. I Government Money Market I Fund	177	—	702,202	7,073,053	—	—	—	—	7,775,255
VALIC Co. I Government Securities Fund	180,514	—	7,702,750	668,710	—	—	—	(375,689)	7,995,771
VALIC Co. I High Yield Bond Fund	986,363	—	25,671,217	986,363	1,750,538	(21,566)	—	732,106	25,617,582
VALIC Co. I Inflation Protected Fund	339,501	115,204	23,467,073	454,705	—	—	—	(165,686)	23,756,092
VALIC Co. I International Equities Index Fund	195,250	62,637	12,841,805	1,437,763	794,548	(55,998)	—	2,996,958	16,425,980
VALIC Co. I International Government Bond Fund	374,603	248,829	16,636,537	623,431	622,946	32,681	—	(634,318)	16,035,385
VALIC Co. I International Growth Fund	—	8,005	1,847,300	8,004	—	—	—	505,575	2,360,879
VALIC Co. I International Opportunities Fund	62,614	925,683	11,674,963	988,298	—	—	—	1,373,527	14,036,788
VALIC Co. I International Value Fund	98,635	—	5,150,182	98,634	—	—	—	1,383,685	6,632,501
VALIC Co. I Large Cap Core Fund	43,267	1,483,533	3,158,338	1,526,800	—	—	(147,782)	(4,537,356)	—
VALIC Co. I Large Capital Growth Fund	8,421	208,918	2,025,563	217,338	—	—	—	192,601	2,435,502
VALIC Co. I Mid Cap Index Fund	61,917	169,676	7,066,354	1,523,889	3,119,841	(137,794)	—	2,112,022	7,444,630
VALIC Co. I Mid Cap Strategic Growth Fund	2,169	138,134	2,303,439	140,304	—	—	163,351	4,155,168	6,762,262
VALIC Co. I Mid Cap Value Fund	76,679	56,861	10,793,002	133,541	2,175,075	(124,024)	—	4,761,532	13,388,976
VALIC Co. I Nasdaq-100® Index Fund	6,979	172,333	6,291,109	179,311	4,264,884	1,152,545	—	(1,103,906)	2,254,175
VALIC Co. I Science & Technology Fund	2,681	648,359	7,577,936	651,041	2,521,332	484,156	—	(32,368)	6,159,433
VALIC Co. I Small Cap Growth Fund	—	245,757	1,836,633	245,757	—	—	—	223,683	2,306,073
VALIC Co. I Small Cap Index Fund	19,114	108,276	4,714,759	1,685,141	3,331,421	512,835	—	372,346	3,953,660
VALIC Co. I Small Cap Special Values Fund	46,268	85,387	2,484,245	661,507	806,166	31,626	—	1,473,442	3,844,654
VALIC Co. I Small Cap Value Fund	12,593	—	1,287,013	840,076	1,465,756	555,209	—	773,907	1,990,449
VALIC Co. I Stock Index Fund	128,382	399,562	20,980,178	7,506,688	23,652,765	3,925,866	—	(2,018,780)	6,741,187
VALIC Co. I Systematic Core Fund	—	—	—	—	—	—	147,782	3,786,163	3,933,945
VALIC Co. I Systematic Value Fund	—	—	—	—	—	—	16,577,112	763,821	17,340,933
VALIC Co. I Value Fund	97,094	1,329,584	3,321,880	1,426,678	—	—	(4,298,889)	(449,669)	—
VALIC Co. II Large Cap Value Fund	193,915	2,707,964	8,987,126	2,901,880	—	—	(12,278,223)	389,217	—
VALIC Co. II Mid Cap Growth Fund	—	1,498,081	2,906,031	1,498,080	—	—	(163,351)	(4,240,760)	—
VALIC Co. II Strategic Bond Fund	2,553,636	259,733	43,713,449	9,257,751	6,029,811	221,186	(45,744,810)	(1,417,765)	—

	$8,579,079	$13,804,996	$339,889,247	$68,435,828	$57,947,244	$7,119,609	$—	$14,197,540	$371,694,980

Dynamic Allocation Fund

Security	Income	Capital Gain Distribution Received	Value at 05/31/2020	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Value at Merger Date	Change in Unrealized Gain/(Loss)	Value at 5/31/2021
VALIC Co. I Blue Chip Growth Fund	$—	$679,604	$7,206,817	$1,327,019	$2,688,059	$1,131,628	$—	$412,774	$7,390,179
VALIC Co. I Capital Appreciation Fund	26,578	300,509	5,729,263	842,336	2,305,730	439,447	—	1,399,717	6,105,033
VALIC Co. I Capital Conservation Fund	474,907	263,623	12,647,556	3,236,470	2,963,865	155,082	(12,237,284)	(837,959)	—
VALIC Co. I Core Bond Fund	551,831	254,940	9,741,217	2,678,260	2,237,373	133,363	15,409,280	(620,993)	25,103,754
VALIC Co. I Dividend Value Fund	159,672	206,282	7,151,356	1,004,979	2,137,772	55,503	—	2,067,841	8,141,907
VALIC Co. I Emerging Economies Fund	22,361	—	1,115,590	139,343	437,317	163,758	—	358,408	1,339,782
VALIC Co. I Global Real Estate Fund	50,357	37,653	1,262,539	204,065	418,091	(57,754)	—	287,142	1,277,901
VALIC Co. I Government Securities Fund	198,868	—	8,706,982	2,117,425	1,928,130	35,881	—	(382,058)	8,550,100

†	Includes reinvestment of distributions paid.

322

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Dynamic Allocation Fund (continued)

Security	Income	Capital Gain Distribution Received	Value at 05/31/2020	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Value at Merger Date	Change in Unrealized Gain/(Loss)	Value at 5/31/2021
VALIC Co. I Growth Fund	$9,466	$1,002,464	$7,784,470	$1,693,656	$3,274,136	$1,275,153	$—	$255,153	$7,734,296
VALIC Co. I High Yield Bond Fund	169,271	—	1,419,698	431,514	344,309	12,511	—	29,616	1,549,030
VALIC Co. I Inflation Protected Fund	34,743	11,790	2,674,604	272,005	734,147	57,895	—	90,565	2,360,922
VALIC Co. I International Equities Index Fund	67,922	21,790	4,628,283	1,006,335	1,770,650	241,846	—	1,446,170	5,551,984
VALIC Co. I International Government Bond Fund	17,591	11,685	715,369	197,897	172,154	6,373	—	11,714	759,199
VALIC Co. I International Growth Fund	—	19,369	5,402,085	505,414	2,875,906	846,946	—	1,662,527	5,541,066
VALIC Co. I International Opportunities Fund	1,018	6,517	101,424	14,397	67,216	14,471	—	9,774	72,850
VALIC Co. I International Socially Responsible Fund	13,516	142,657	705,171	224,795	197,154	(13,921)	—	110,416	829,307
VALIC Co. I International Value Fund	80,474	—	4,068,187	1,112,788	1,934,573	150,263	—	1,864,268	5,260,933
VALIC Co. I Large Cap Core Fund	93,650	3,190,513	7,601,545	3,759,910	2,594,560	526,011	(8,398,673)	(894,233)	—
VALIC Co. I Large Capital Growth Fund	22,058	547,256	6,026,657	1,100,314	2,447,562	924,365	—	600,010	6,203,784
VALIC Co. I Mid Cap Index Fund	29,171	79,940	3,079,082	365,626	1,958,944	308,310	—	1,119,563	2,913,637
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	—	52,617	81,746	(15,687)	1,975,016	(17,053)	1,913,147
VALIC Co. I Mid Cap Value Fund	30,570	130,297	1,915,516	332,419	880,386	(87,978)	—	896,642	2,176,213
VALIC Co. I Small Cap Aggressive Growth Fund	—	252,768	781,838	321,389	469,617	54,055	(650,903)	(36,762)	—
VALIC Co. I Small Cap Growth Fund	—	94,136	458,849	128,447	413,615	154,463	650,903	16,655	995,702
VALIC Co. I Small Cap Index Fund	9,150	51,832	1,345,538	163,913	1,008,232	1,515	—	662,780	1,165,514
VALIC Co. I Small Cap Special Values Fund	13,108	24,191	1,233,324	140,231	783,232	(2,357)	—	698,378	1,286,344
VALIC Co. I Small Cap Value Fund	7,712	10,301	324,180	52,324	161,077	21,426	—	195,672	432,525
VALIC Co. I Stock Index Fund	352,819	1,098,078	22,276,531	3,372,290	8,620,325	2,333,216	—	3,939,524	23,301,236
VALIC Co. I Systematic Core Fund	21,753	324,188	3,443,623	858,339	1,759,464	537,473	8,398,673	484,892	11,963,536
VALIC Co. I Systematic Value Fund	113,973	1,212,165	6,469,814	2,581,706	2,504,468	(319,985)	12,849,008	1,762,304	20,838,379
VALIC Co. I U.S. Socially Responsible Fund	37,036	313,539	1,480,689	487,817	469,309	(45,936)	—	220,762	1,674,023
VALIC Co. I Value Fund	185,136	2,520,141	7,199,448	3,511,722	2,222,240	511,307	(8,134,313)	(865,924)	—
VALIC Co. II Large Cap Value Fund	142,257	1,224,222	3,404,596	1,800,216	668,147	(103,948)	(4,714,695)	281,978	—
VALIC Co. II Mid Cap Growth Fund	—	853,012	2,175,166	971,949	1,173,640	313,362	(1,975,016)	(311,821)	—
VALIC Co. II Strategic Bond Fund	305,402	18,342	2,537,863	1,360,482	627,744	(6,820)	(3,171,996)	(91,785)	—

	$3,242,370	$14,903,804	$152,814,870	$38,370,409	$55,330,890	$9,751,237	$—	$16,826,657	$162,432,283

†	Includes reinvestment of distributions paid.

Moderate Growth Lifestyle Fund

	Income	Capital Gain Distribution Received	Value at 08/31/2020	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Value at Merger Date	Change in Unrealized Gain/(Loss)	Value at 05/31/2021
VALIC Co. I Blue Chip Growth Fund	$—	$4,229	$43,393	4,229	—	$—	$—	$(266)	$47,356
VALIC Co. I Capital Appreciation Fund	36,896	804,113	34,333,662	841,009	—	—	—	5,670,848	40,845,519
VALIC Co. I Capital Conservation Fund	890,463	488,864	25,918,890	4,556,388	6,836,793	427,049	(21,947,386)	(2,118,148)	—
VALIC Co. I Core Bond Fund	2,565,289	2,782,300	105,733,986	26,088,125	20,781,143	1,193,526	95,975,910	(5,947,100)	202,263,304
VALIC Co. I Dividend Value Fund	1,770,012	2,286,708	60,565,105	14,130,543	23,910,376	(11,668)	—	17,086,962	67,860,566
VALIC Co. I Emerging Economies Fund	779,145	—	19,068,908	21,068,295	—	—	—	8,026,124	48,163,327
VALIC Co. I Global Real Estate Fund	992,698	742,261	21,900,375	1,734,960	—	—	—	2,265,796	25,901,131
VALIC Co. I Government Money Market I Fund	435	—	915,885	31,568,852	2,339,483	—	—	—	30,145,254
VALIC Co. I Government Securities Fund	207,886	—	9,441,911	1,690,515	1,488,762	150,726	—	(586,220)	9,208,170
VALIC Co. I High Yield Bond Fund	1,247,187	—	35,447,217	1,247,187	5,317,007	11,810	—	1,002,455	32,391,662
VALIC Co. I Inflation Protected Fund	907,960	308,101	62,760,235	1,216,061	—	—	—	(443,112)	63,533,184
VALIC Co. I International Equities Index Fund	780,683	250,447	41,949,073	18,176,083	6,865,801	309,007	—	10,434,214	64,002,576
VALIC Co. I International Government Bond Fund	736,927	489,502	34,693,474	1,226,429	3,981,688	314,437	—	(1,446,784)	30,805,868
VALIC Co. I International Growth Fund	—	31,539	7,278,145	31,539	—	—	—	1,991,901	9,301,585

323

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Moderate Growth Lifestyle Fund (continued)

	Income	Capital Gain Distribution Received	Value at 08/31/2020	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Value at Merger Date	Change in Unrealized Gain/(Loss)	Value at 05/31/2021
VALIC Co. I International Opportunities Fund	$180,469	$2,668,041	$33,650,046	2,848,510	—	$—	$—	$3,958,838	$40,457,394
VALIC Co. I International Value Fund	394,285	—	20,587,514	394,285	—	—	—	5,531,186	26,512,985
VALIC Co. I Large Cap Core Fund	167,990	5,759,955	12,262,538	5,927,945	—	—	(15,192,801)	(2,997,682)	—
VALIC Co. I Large Capital Growth Fund	104,853	2,601,424	19,244,090	9,289,857	—	—	—	1,792,726	30,326,673
VALIC Co. I Mid Cap Index Fund	309,412	847,901	31,479,683	6,422,714	13,634,259	(78,156)	—	9,638,497	33,828,479
VALIC Co. I Mid Cap Strategic Growth Fund	13,328	848,627	14,151,149	861,954	—	—	15,896,201	3,031,512	33,940,816
VALIC Co. I Mid Cap Value Fund	366,397	271,701	46,705,472	2,660,071	6,865,575	233,849	—	21,242,777	63,976,594
VALIC Co. I Nasdaq-100® Index Fund	50,649	1,250,709	27,384,305	7,069,670	12,823,433	3,112,537	—	(2,725,863)	22,017,216
VALIC Co. I Science & Technology Fund	6,456	1,561,118	19,657,005	1,567,574	7,528,335	2,139,239	—	(1,004,814)	14,830,669
VALIC Co. I Small Cap Growth Fund	—	1,175,848	8,787,552	1,175,847	—	—	—	1,070,240	11,033,639
VALIC Co. I Small Cap Index Fund	150,763	854,051	22,229,486	1,950,761	11,246,496	716,293	—	5,455,835	19,105,879
VALIC Co. I Small Cap Special Values Fund	156,512	288,844	9,451,322	2,023,958	3,635,321	223,572	—	5,134,170	13,197,701
VALIC Co. I Small Cap Value Fund	89,054	—	9,714,207	2,554,399	5,711,913	422,749	—	7,096,123	14,075,565
VALIC Co. I Stock Index Fund	1,559,031	4,852,167	109,295,461	21,281,735	34,820,278	3,133,864	—	9,978,037	108,868,819
VALIC Co. I Systematic Core Fund	—	—	—	—	—	—	15,192,801	81,105	15,273,906
VALIC Co. I Systematic Value Fund	—	—	—	—	—	—	96,069,492	4,426,576	100,496,068
VALIC Co. I Value Fund	566,817	7,761,871	19,392,535	8,328,688	—	—	(25,096,139)	(2,625,084)	—
VALIC Co. II Large Cap Value Fund	1,120,912	15,653,184	51,949,412	16,774,096	—	—	(70,973,353)	2,249,845	—
VALIC Co. II Mid Cap Growth Fund	—	6,192,773	12,012,967	6,192,773	—	—	(15,896,201)	(2,309,539)	—
VALIC Co. II Strategic Bond Fund	4,132,532	420,324	86,536,769	19,990,131	31,076,641	1,355,661	(74,028,524)	(2,777,396)	—

	$20,285,041	$61,196,602	$1,014,541,772	$240,895,183	$198,863,304	$13,654,495	$—	$102,183,759	$1,172,411,905

†	Includes reinvestment of distributions paid.

Stock Index Fund

Security	Income	Capital Gain Distribution Received	Value at 05/31/2020	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at 05/31/2021
American International Group, Inc.
Common Stock	$199,081	$—	$4,931,704	$14,052	$711,770	$75,187	$3,369,747	$7,678,920

During the year ended May 31, 2021, the following Funds incurred brokerage commissions with brokers which are affiliates of a sub-advisor:

Affiliated Broker	Global Real Estate Fund
Goldman Sachs & Co.	$507

On November 23, 2020, NASDAQ-100® Index Fund over bought 42 NASDAQ 100 E-Mini Index short futures contracts. On November 24, 2020, the Fund entered into offsetting closing contracts for such amounts resulting in a loss to the Fund of $104,168. The loss will be reimbursed evenly by VALIC and SunAmerica and is included in the Statement of Operations under the caption Net realized gain (loss) on futures contracts.

On December 3, 2020, the Emerging Economies Fund purchased additional shares of Taiwan Semiconductor Manufacturing Co., Ltd., causing the Fund to breach its registration statement limitation of investing more than 5% of the value of the Fund’s assets in any one issuer as applied to 75% of the value of the Fund’s total assets. The error was corrected on December 4, 2020, when the Fund sold shares of Samsung Electronics Co. Ltd., resulting in a gain of $17,929 to the Fund. The gain is included in the Statement of Operations under the caption Net realized gain (loss) on investments.

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended May 31, 2021 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$107,582,484	$133,985,262	$—	$—
Asset Allocation	196,897,992	208,987,761	60,067,382	34,907,094

324

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Blue Chip Growth	$263,503,051	$365,661,625	$—	$—
Capital Appreciation	34,375,824	39,579,343	—	—
Conservative Growth Lifestyle	46,051,753	57,947,244	—	—
Core Bond	470,754,122	548,904,579	193,796,875	263,621,715
Dividend Value	648,524,082	619,183,108	—	—
Dynamic Allocation	20,224,236	55,330,891	25,105,853	26,664,729
Emerging Economies	751,769,678	742,648,603	—	—
Global Real Estate	270,799,992	276,501,038	—	—
Global Strategy	93,436,906	123,614,084	—	4,852,797
Government Securities	2,596,455	2,189,778	15,688,953	19,363,252
Growth	604,088,984	1,007,551,169	—	—
High Yield Bond	229,198,373	173,058,435	—	—
Inflation Protected	261,692,512	294,326,577	329,106,170	319,343,996
International Equities Index	67,058,747	34,467,514	—	—
International Government Bond	113,233,352	115,442,633	34,837,551	17,304,853
International Growth	96,715,790	148,259,908	—	—
International Opportunities	323,994,885	333,088,889	—	—
International Socially Responsible	29,711,197	79,530,624	—	—
International Value	412,787,216	550,010,966	—	—
Large Capital Growth	129,193,753	178,127,439	—	—
Mid Cap Index	575,439,204	725,344,165	—	—
Mid Cap Strategic Growth	215,450,695	244,761,445	—	—
Mid Cap Value	252,565,908	349,988,331	—	—
Moderate Growth Lifestyle	159,413,540	198,863,306	—	—
Nasdaq-100® Index	60,329,206	81,206,162	—	—
Science & Technology	1,831,862,871	1,939,118,167	—	—
Small Cap Growth	148,574,399	124,775,909	—	—
Small Cap Index	193,028,260	156,519,365	—	—
Small Cap Special Values	79,580,939	93,194,454	—	—
Small Cap Value	220,386,145	209,523,857	—	—
Stock Index	210,539,850	721,821,812	—	—
Systematic Core	45,398,916	47,679,736	—	—
Systematic Value	242,616,712	243,341,281	—	—
U.S. Socially Responsible	135,315,738	211,303,471	—	—

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, late year ordinary losses, inflation securities, investments in partnerships, corporate actions and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at May 31, 2021.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation@	Gross Unrealized Depreciation@	Net Unrealized Appreciation (Depreciation)@
Aggressive Growth Lifestyle	$632,425,612	$109,307,746	($8,787,902)	$100,519,844
Asset Allocation	147,452,004	10,492,672	(1,597,116)	8,895,556
Blue Chip Growth	496,688,500	514,500,849	(4,861,721)	509,639,128
Capital Appreciation	84,607,392	54,924,142	(463,528)	54,460,614
Conservative Growth Lifestyle	345,613,420	29,821,708	(3,740,148)	26,081,560
Core Bond	2,877,938,232	72,168,606	(17,348,553)	54,820,053
Dividend Value	1,127,484,119	250,105,182	(18,631,868)	231,473,314
Dynamic Allocation	180,823,680	23,713,275	(4,035,732)	19,677,543
Emerging Economies	827,643,745	253,842,520	(24,568,178)	229,274,342

325

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation@	Gross Unrealized Depreciation@	Net Unrealized Appreciation (Depreciation)@
Global Real Estate	$385,056,418	$66,679,077	$(17,448,566)	$49,230,511
Global Strategy	257,021,268	43,505,898	(16,682,318)	26,823,580
Government Money Market I	574,938,429	—	—	—
Government Securities	136,088,453	8,010,655	(1,516,857)	6,493,798
Growth	952,328,309	491,401,997	(5,366,094)	486,035,903
High Yield Bond	578,305,291	30,023,757	(3,359,278)	26,664,479
Inflation Protected	776,356,254	70,342,867	(12,685,900)	57,656,967
International Equities Index	1,559,470,885	475,085,220	(120,393,551)	354,691,669
International Government Bond*	187,263,568	8,130,176	(3,616,754)	4,513,422
International Growth	389,306,385	258,323,338	(11,540,366)	246,782,972
International Opportunities	593,895,785	165,707,637	(20,073,570)	145,634,067
International Socially Responsible	296,588,508	99,030,477	(13,358,132)	85,672,345
International Value	579,825,006	173,056,951	(14,783,141)	158,273,810
Large Capital Growth	393,939,936	267,887,571	(514,382)	267,373,189
Mid Cap Index	2,482,796,317	1,543,778,167	(105,738,239)	1,438,039,928
Mid Cap Strategic Growth	704,339,663	174,995,824	(9,202,858)	165,792,966
Mid Cap Value#	681,884,766	274,917,943	(15,733,070)	259,184,873
Moderate Growth Lifestyle	1,040,258,386	148,298,176	(16,144,657)	132,153,519
Nasdaq-100® Index	280,038,398	559,205,133	(5,409,683)	553,795,450
Science & Technology	2,586,833,444	551,561,268	(53,603,540)	497,957,728
Small Cap Growth	727,855,846	109,376,255	(15,690,590)	93,685,665
Small Cap Index	975,160,114	614,323,109	(86,183,839)	528,139,270
Small Cap Special Values	204,148,661	80,345,000	(12,934,317)	67,410,683
Small Cap Value	379,598,551	144,778,295	(16,903,045)	127,875,250
Stock Index	2,212,244,018	3,940,103,515	(121,376,072)	3,818,727,443
Systematic Core	559,935,445	138,298,798	(4,308,305)	133,990,493
Systematic Value	532,298,895	33,861,039	(3,114,405)	30,746,634
U.S. Socially Responsible	508,193,438	331,602,951	(9,625,653)	321,977,298

@	Includes amounts for derivatives
*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2020.

The tax basis distributable earnings at May 31, 2021 and the tax character of distributions paid during the period ended May 31, 2021 were as follows:

	Distributable Earnings			Tax Distributions
	For the period ended May 31, 2021
Fund	Ordinary Income	Long- term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle#	$20,649,820	$35,525,418	$100,519,844	$11,396,513	$23,295,533
Asset Allocation	17,785,278	3,111,609	8,897,327	1,622,543	—
Blue Chip Growth	1,557,281	130,201,251	509,639,117	—	92,536,381
Capital Appreciation#	387,095	7,075,856	54,460,614	127,473	2,778,153
Conservative Growth Lifestyle	16,427,674	11,205,899	26,081,559	8,959,670	4,857,572
Core Bond	42,814,624	13,945,029	54,820,053	75,089,181	7,223,119
Dividend Value	20,256,658	(25,418,569)	231,509,631	36,887,328	20,336,832
Dynamic Allocation	5,673,829	17,786,840	19,677,542	13,297,447	7,932,919
Emerging Economies	21,634,802	81,856,666	227,418,621	17,072,815	—
Global Real Estate	8,334,723	(21,879,404)	49,247,582	17,524,255	9,565,701
Global Strategy	8,463	(11,493,455)	26,709,319	12,172,403	—
Government Money Market I	10,452	(20,173)	—	42,211	—
Government Securities	2,904,886	(3,197,626)	6,493,798	3,192,689	—
Growth	82,705,150	214,321,560	486,042,755	9,361,725	190,304,971
High Yield Bond#	16,958,932	(17,203,197)	26,666,711	23,077,972	—
Inflation Protected	31,108,804	28,825,667	57,693,960	12,601,849	3,187,049
International Equities Index	38,040,587	(4,539,710)	355,073,503	25,242,317	4,452,767
International Government Bond*	7,263,492	—	7,436,293	7,263,492	—
International Growth	3,352,220	61,433,360	245,708,002	—	2,222,153

326

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Distributable Earnings			Tax Distributions
	For the period ended May 31, 2021
Fund	Ordinary Income	Long- term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
International Opportunities#	$14,191,696	$68,301,788	$145,568,771	$3,294,104	$48,699,799
International Socially Responsible	9,960,997	12,161,996	85,715,223	6,330,229	66,812,525
International Value	10,492,620	(47,778,283)	158,389,228	11,649,172	—
Large Capital Growth	5,010,757	72,643,794	267,381,324	2,324,064	57,660,453
Mid Cap Index	83,319,136	236,317,819	1,438,039,926	37,986,511	104,096,933
Mid Cap Strategic Growth	13,540,684	69,410,630	165,793,336	313,152	19,939,745
Mid Cap Value#	25,281,873	35,033,346	259,185,270	5,429,653	4,026,338
Moderate Growth Lifestyle#	37,702,204	53,585,267	132,153,519	22,479,421	32,655,302
Nasdaq-100® Index	7,876,917	69,393,508	553,795,450	4,096,619	62,476,291
Science & Technology	249,545,091	347,677,088	498,112,607	50,152,981	187,159,064
Small Cap Growth#	14,074,880	30,950,737	93,685,665	2,519,536	26,104,529
Small Cap Index	26,765,903	84,996,196	528,139,270	16,017,072	57,772,539
Small Cap Special Values	9,424,771	5,451,704	67,410,683	2,808,393	5,182,910
Small Cap Value#	22,203,815	13,229,327	127,875,250	3,185,408	—
Stock Index	74,087,876	474,618,440	3,818,727,443	95,516,359	282,367,523
Systematic Core	3,598,562	846,313	133,990,493	1,018,412	15,177,268
Systematic Value	13,022,584	7,629,230	30,746,960	1,328,372	8,017,126
U.S. Socially Responsible#	9,371,188	99,217,479	321,977,298	8,362,698	22,012,708

*	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2020.
@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
#	Amounts are for the 9 months ended May 31, 2021.

The tax character of distributions paid during the period ended May 31, 2020, unless otherwise noted, were as follows:

	Tax Distributions
Fund	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle#	$14,400,846	$31,582,812
Asset Allocation	1,696,450	2,514,194
Blue Chip Growth	—	86,238,340
Capital Appreciation#	394,062	3,362,082
Conservative Growth Lifestyle#	8,185,705	4,727,595
Core Bond#	52,196,618	—
Dividend Value	28,172,594	46,795,371
Dynamic Allocation	7,211,167	4,056,190
Emerging Economies	17,777,259	—
Global Real Estate	14,651,606	6,161,941
Global Strategy	20,806,640	16,149,373
Government Money Market I	3,947,837	—
Government Securities	3,464,038	—
Growth	4,808,271	117,186,738
High Yield Bond#	35,881,009	—
Inflation Protected	16,140,417	—
International Equities Index	32,087,309	21,947,887
International Government Bond	2,974,089	—
International Growth	530,816	—
International Opportunities#	3,966,791	9,589,309
International Socially Responsible	6,806,200	11,885,873
International Value	16,269,086	958,959
Large Capital Growth	4,060,549	37,687,496
Mid Cap Index	45,054,408	251,332,742
Mid Cap Strategic Growth	—	16,210,213
Mid Cap Value#	6,350,802	42,672,741
Moderate Growth Lifestyle#	22,793,531	41,673,422

327

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Tax Distributions
Fund	Ordinary Income	Long-Term Capital Gains
Nasdaq-100® Index	$4,516,004	$14,202,001
Science & Technology	3,797,952	164,094,782
Small Cap Growth#	1,684,305	21,482,499
Small Cap Index	23,339,516	117,185,605
Small Cap Special Values	2,791,430	18,499,372
Small Cap Value#	4,325,951	8,997,808
Stock Index	97,498,391	305,361,493
Systematic Core	1,584,227	12,563,186
Systematic Value	1,266,752	4,775,803
U.S. Socially Responsible#	12,375,586	122,063,327

#	Distributions paid during the 12 month period ended August 31, 2020.

As of May 31, 2021, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Capital Loss Carryforward Unlimited
Fund	ST	LT
Aggressive Growth Lifestyle	$—	$—
Asset Allocation	—	—
Blue Chip Growth	—	—
Capital Appreciation	—	—
Conservative Growth Lifestyle	—	—
Core Bond	—	—
Dividend Value	2,562,866	22,855,703
Dynamic Allocation	—	—
Emerging Economies	—	—
Global Real Estate	14,155,498	7,723,906
Global Strategy	9,788,060	1,705,395
Government Money Market I	20,173	—
Government Securities	1,206,923	1,990,703
Growth	—	—
High Yield Bond	—	17,203,197
Inflation Protected	—	—
International Equities Index	—	4,539,710
International Government Bond*	—	—
International Growth	—	—
International Opportunities	—	—
International Socially Responsible	—	—
International Value	10,665,872	37,112,411
Large Capital Growth	—	—
Mid Cap Index	—	—
Mid Cap Strategic Growth	—	—
Mid Cap Value	—	—
Moderate Growth Lifestyle	—	—
Nasdaq-100® Index	—	—
Science & Technology	—	—
Small Cap Growth	—	—
Small Cap Index	—	—
Small Cap Special Values	—	—
Small Cap Value	—	—
Stock Index	—	—
Systematic Core	—	—
Systematic Value	—	—
U.S. Socially Responsible	—	—

*	The Capital Loss Carryforward is for the tax period ended September 30, 2020.

328

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year.

Fund	Capital Loss Carryforward Utilized
Aggressive Growth Lifestyle	$—
Asset Allocation	2,490,072
Blue Chip Growth	—
Capital Appreciation	—
Conservative Growth Lifestyle	—
Core Bond	—
Dividend Value	—
Dynamic Allocation	—
Emerging Economies	38,605,372
Global Real Estate	—
Global Strategy	—
Government Money Market I	18
Government Securities	181,909
Growth	—
High Yield Bond	—
Inflation Protected	—
International Equities Index	—
International Government Bond*	323,641
International Growth	—
International Opportunities	—
International Socially Responsible	—
International Value	—
Large Capital Growth	—
Mid Cap Index	—
Mid Cap Strategic Growth	—
Mid Cap Value	—
Moderate Growth Lifestyle	—
Nasdaq-100® Index	—
Science & Technology	—
Small Cap Growth	—
Small Cap Index	—
Small Cap Special Values	—
Small Cap Value	1,001,343
Stock Index	—
Systematic Core	—
Systematic Value	—
U.S. Socially Responsible	—

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal period ended May 31, 2021, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Aggressive Growth Lifestyle	$—	$—	$—
Asset Allocation	—	—	—
Blue Chip Growth	1,855,537	—	—
Capital Appreciation	37,330	—	—
Conservative Growth Lifestyle	—	—	—
Core Bond	—	—	—
Dividend Value	—	—	—
Dynamic Allocation	—	—	—
Emerging Economies	—	—	—
Global Real Estate	—	—	—
Global Strategy	6,571,964	—	—

329

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Government Money Market I	$—	$—	$—
Government Securities	—	151,908	194,645
Growth	408,606	—	—
High Yield Bond	603,735	—	619,233
Inflation Protected	—	—	—
International Equities Index	—	—	—
International Government Bond*	1,352,200	—	—
International Growth	—	—	—
International Opportunities	—	—	—
International Socially Responsible	—	—	—
International Value	336,633	—	—
Large Capital Growth	—	—	—
Mid Cap Index	—	—	—
Mid Cap Strategic Growth	59,300	—	—
Mid Cap Value	444	—	—
Moderate Growth Lifestyle	—	—	—
Nasdaq-100® Index	—	—	—
Science & Technology	5,492,509	—	—
Small Cap Growth	1,278,004	—	—
Small Cap Index	9,962	—	—
Small Cap Special Values	—	—	—
Small Cap Value	—	—	—
Stock Index	—	—	—
Systematic Core	—	—	—
Systematic Value	—	—	—
U.S. Socially Responsible	—	—	—

*	The deferred late ordinary losses and deferred post October capital losses are for the tax period ended September 30, 2020.

For the period ended May 31, 2021, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of net investment losses, capital gain distributions from underlying funds, partnership investments, derivatives, principal paydown adjustments, disposition of passive foreign investment companies securities, and foreign currency transactions to the components of net assets as follows:

Fund	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Aggressive Growth Lifestyle	$10,461,999	$(10,461,999)	$—
Asset Allocation	2,061,513	(2,061,513)	—
Blue Chip Growth	2,793,613	(2,793,613)	—
Capital Appreciation	51,863	(51,863)	—
Conservative Growth Lifestyle	4,843,424	(4,843,424)	—
Core Bond	7,928,316	(7,831,520)	(96,796)
Dividend Value	(815,520)	815,520	—
Dynamic Allocation	2,705,857	(2,705,857)	—
Emerging Economies	5,012,114	(5,012,114)	—
Global Real Estate	2,940,046	(2,940,046)	—
Global Strategy	(4,988,865)	8,729,813	(3,740,948)
Government Money Market I	(5,681)	(7,015)	12,696
Government Securities	464,189	(464,189)	—
Growth	1,251,924	(1,251,924)	—
High Yield Bond	(437,931)	437,931	—
Inflation Protected	(13,781,393)	13,781,393	—
International Equities Index	792,490	(792,490)	—
International Government Bond*	(1,288,156)	1,288,156	—
International Growth	820,448	(820,448)	—
International Opportunities	579,877	(579,877)	—
International Socially Responsible	1,142,247	(1,142,247)	—

330

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
International Value	$(1,759,721)	$1,759,721	$—
Large Capital Growth	80,480	(80,480)	—
Mid Cap Index	—	—	—
Mid Cap Strategic Growth	642,130	(956,984)	314,854
Mid Cap Value	(800)	800	—
Moderate Growth Lifestyle	17,108,234	(17,108,234)	—
Nasdaq-100® Index	—	—	—
Science & Technology	5,293,192	(7,307,546)	2,014,354
Small Cap Growth	1,981,390	(2,262,280)	280,890
Small Cap Index	67,583	(67,583)	—
Small Cap Special Values	236,356	(236,356)	—
Small Cap Value	—	—	—
Stock Index	1,757,451	(1,757,451)	—
Systematic Core	(12,837)	(51,747)	64,584
Systematic Value	(5,878)	115,968	(110,090)
U.S. Socially Responsible	—	—	—

*	The reclassifications arising from book/tax differences for International Government Bond Fund are for the tax year ended September 30, 2020.

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Aggressive Growth Lifestyle				Asset Allocation
	For the nine months ended May 31, 2021		For the year ended August 31, 2020		For the year ended May 31, 2021		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,336,476	$15,244,107	2,915,146	$29,423,066	369,238	$4,035,748	732,880	$7,343,423
Reinvested dividends	2,942,497	34,692,046	4,750,378	45,983,658	137,504	1,622,543	454,223	4,210,644
Shares redeemed	(3,668,424)	(41,332,015)	(5,122,206)	(51,876,410)	(1,670,196)	(18,207,706)	(2,464,630)	(24,562,556)

Net increase (decrease)	610,549	$8,604,138	2,543,318	$23,530,314	(1,163,454)	$(12,549,415)	(1,277,527)	$(13,008,489)

	Blue Chip Growth				Capital Appreciation
	For the year ended May 31, 2021		For the year ended May 31, 2020		For the nine months ended May 31, 2021		For the year ended August 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,337,238	$33,191,252	1,129,814	$22,660,527	179,215	$3,618,158	190,469	$2,953,433
Reinvested dividends	3,921,033	92,536,381	4,679,237	86,238,340	138,561	2,905,626	230,438	3,756,144
Shares redeemed	(5,425,318)	(131,792,247)	(6,586,064)	(131,196,691)	(381,302)	(7,604,956)	(767,916)	(12,199,227)

Net increase (decrease)	(167,047)	$(6,064,614)	(777,013)	$(22,297,824)	(63,526)	$(1,081,172)	(347,009)	$(5,489,650)

	Conservative Growth Lifestyle				Core Bond
	For the nine months ended May 31, 2021		For the year ended May 31, 2020		For the nine months ended May 31, 2021		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,138,631	$14,871,790	2,510,732	$30,063,091	19,807,296	$236,794,958	44,459,509	$523,558,703
Shares issued in merger@	—	—	—	—	102,001,987	1,156,702,529	—	—
Reinvested dividends	1,049,145	13,817,242	1,096,205	12,913,300	7,277,834	82,312,300	4,453,636	52,196,618
Shares redeemed	(2,041,839)	(26,558,532)	(3,360,650)	(39,659,194)	(31,418,749)	(377,437,994)	(37,321,003)	(434,994,804)

Net increase (decrease)	145,937	$2,130,500	246,287	$3,317,197	97,668,368	$1,098,371,793	11,592,142	$140,760,517

@	See Note 13

331

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Dividend Value				Dynamic Allocation
	For the Year ended May 31, 2021		For the year ended May 31, 2020		For the Year ended May 31, 2021		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	34,310,344	$412,047,255	24,350,179	$293,482,588	1,553,312	$19,334,195	704,958	$8,248,882
Reinvested dividends	4,656,156	57,224,160	7,704,827	74,967,965	1,751,680	21,230,366	971,324	11,267,357
Shares redeemed	(36,957,612)	(400,374,417)	(19,493,241)	(213,989,744)	(3,548,957)	(44,645,060)	(3,426,958)	(41,671,877)

Net increase (decrease)	2,008,888	$68,896,998	12,561,765	$154,460,809	(243,965)	$(4,080,499)	(1,750,676)	$(22,155,638)

	Emerging Economies				Global Real Estate
	For the Year ended May 31, 2021		For the year ended May 31, 2020		For the Year ended May 31, 2021		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	23,566,712	$216,627,536	17,993,592	$135,451,261	8,028,322	$61,431,183	10,156,537	$82,619,260
Reinvested dividends	1,644,780	17,072,815	2,348,383	17,777,259	3,660,805	27,089,956	2,703,058	20,813,547
Shares redeemed	(24,208,609)	(230,105,131)	(30,014,162)	(242,797,107)	(10,603,558)	(78,227,917)	(17,781,244)	(132,033,974)

Net increase (decrease)	1,002,883	$3,595,220	(9,672,187)	$(89,568,587)	1,085,569	$10,293,222	(4,921,649)	$(28,601,167)

	Global Strategy				Government Money Market I
	For the Year ended May 31, 2021		For the year ended May 31, 2020		For the Year ended May 31, 2021		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,200,650	$21,154,003	1,036,103	$10,533,979	259,192,874	$259,192,874	307,254,160	$307,254,160
Shares issued in merger@	—	—	—	—	124,203,715	124,203,715	—	—
Reinvested dividends	1,269,281	12,172,403	4,175,821	36,956,013	42,211	42,211	3,947,837	3,947,837
Shares redeemed	(7,029,516)	(68,138,722)	(4,892,385)	(49,322,471)	(224,755,525)	(224,755,080)	(291,185,906)	(291,185,906)

Net increase (decrease)	(3,559,585)	$(34,812,316)	319,539	$(1,832,479)	158,683,275	$158,683,720	20,016,091	$20,016,091

	Government Securities				Growth
	For the Year ended May 31, 2021		For the year ended May 31, 2020		For the Year ended May 31, 2021		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,296,928	$47,974,138	3,638,635	$39,971,278	3,475,761	$79,038,800	15,219,498	$268,746,925
Reinvested dividends	296,168	3,192,689	310,676	3,464,038	9,683,157	199,666,696	7,335,839	121,995,009
Shares redeemed	(4,558,369)	(50,913,362)	(4,283,537)	(46,910,665)	(20,875,377)	(480,454,460)	(14,564,181)	(267,877,924)

Net increase (decrease)	34,727	$253,465	(334,226)	$(3,475,349)	(7,716,459)	$(201,748,964)	7,991,156	$122,864,010

	High Yield Bond				Inflation Protected
	For the nine months ended May 31, 2021		For the year ended August 31, 2020		For the Year ended May 31, 2021		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12,501,984	$98,257,085	7,221,194	$53,813,459	16,238,627	$190,990,962	17,835,117	$200,510,341
Reinvested dividends	3,016,728	23,077,972	4,997,355	35,881,009	1,344,881	15,788,898	1,435,980	16,140,417
Shares redeemed	(9,624,584)	(74,144,411)	(25,971,664)	(197,575,716)	(18,173,441)	(218,022,292)	(15,163,606)	(170,768,474)

Net increase (decrease)	5,894,128	$47,190,646	(13,753,115)	$(107,881,248)	(589,933)	$(11,242,432)	4,107,491	$45,882,284

	International Equities Index				International Government Bond
	For the Year ended May 31, 2021		For the year ended May 31, 2020		For the Year ended May 31, 2021		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	52,950,059	$388,341,688	76,704,620	$504,353,589	4,938,236	$63,410,370	1,970,627	$23,897,567
Reinvested dividends	3,773,200	29,695,084	8,829,280	54,035,196	589,569	7,263,492	241,012	2,974,089
Shares redeemed	(31,450,110)	(227,295,601)	(38,766,612)	(265,092,519)	(4,110,493)	(52,751,152)	(5,272,898)	(63,792,803)

Net increase (decrease)	25,273,149	$190,741,171	46,767,288	$293,296,266	1,417,312	$17,922,710	(3,061,259)	$(36,921,147)

@	See Note 13

332

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	International Growth				International Opportunities
	For the Year ended May 31, 2021		For the year ended May 31, 2020		For the nine months ended May 31, 2021		For the year ended August 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,633,679	$43,333,743	2,250,308	$26,438,652	4,193,190	$92,527,199	3,212,375	$59,553,208
Reinvested dividends	127,053	2,222,153	45,447	530,816	2,380,673	51,993,903	714,984	13,556,100
Shares redeemed	(6,174,098)	(98,527,462)	(6,359,485)	(74,804,431)	(4,446,866)	(102,690,298)	(5,732,849)	(110,689,742)

Net increase (decrease)	(3,413,366)	$(52,971,566)	(4,063,730)	$(47,834,963)	2,126,997	$41,830,804	(1,805,490)	$(37,580,434)

	International Socially Responsible				International Value
	For the Year ended May 31, 2021		For the year ended May 31, 2020		For the Year ended May 31, 2021		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,475,624	$39,470,408	867,471	$21,879,209	4,437,925	$42,417,561	9,717,933	$78,218,887
Reinvested dividends	2,926,881	73,142,754	788,362	18,692,073	1,082,637	11,649,172	2,197,455	17,228,045
Shares redeemed	(3,506,472)	(94,611,939)	(2,070,852)	(51,937,453)	(18,775,585)	(186,146,680)	(11,332,021)	(103,962,237)

Net increase (decrease)	896,033	$18,001,223	(415,019)	$(11,366,171)	(13,255,023)	$(132,079,947)	583,367	$(8,515,305)

	Large Capital Growth				Mid Cap Index
	For the Year ended May 31, 2021		For the year ended May 31, 2020		For the Year ended May 31, 2021		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	883,705	$17,931,705	1,739,071	$29,242,688	9,679,666	$261,512,321	14,509,443	$357,166,957
Reinvested dividends	3,087,211	59,984,517	2,652,354	41,748,045	4,818,021	142,083,444	14,908,810	296,387,150
Shares redeemed	(3,639,418)	(71,591,289)	(3,654,400)	(62,699,281)	(22,375,451)	(576,177,326)	(20,878,267)	(466,051,285)

Net increase (decrease)	331,498	$6,324,933	737,025	$8,291,452	(7,877,764)	$(172,581,561)	8,539,986	$187,502,822

	Mid Cap Strategic Growth				Mid Cap Value
	For the Year ended May 31, 2021		For the year ended May 31, 2020		For the nine months ended May 31, 2021		For the year ended August 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	527,863	$10,892,665	675,120	$11,057,914	843,387	$15,897,228	6,124,128	$94,129,950
Shares issued in merger@	20,612,099	485,225,303	—	—	—	—	—	—
Reinvested dividends	918,915	20,252,897	1,083,570	16,210,213	431,780	9,455,991	3,132,495	49,023,543
Shares redeemed	(2,665,476)	(56,461,055)	(2,260,777)	(36,267,123)	(5,995,845)	(117,154,914)	(5,446,144)	(90,842,573)

Net increase (decrease)	19,393,401	$459,909,810	(502,087)	$(8,998,996)	(4,720,678)	$(91,801,695)	3,810,479	$52,310,920

	Moderate Growth Lifestyle				Nasdaq-100® Index
	For the nine months ended May 31, 2021		For the year ended August 31, 2020		For the Year ended May 31, 2021		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,901,350	$29,425,336	4,748,351	$66,688,707	3,168,424	$71,941,296	3,869,480	$65,857,433
Reinvested dividends	3,489,539	55,134,723	4,785,965	64,466,953	2,978,654	66,572,910	1,169,875	18,718,005
Shares redeemed	(4,390,728)	(68,042,182)	(5,843,056)	(80,208,834)	(5,460,589)	(125,508,752)	(6,441,639)	(105,630,507)

Net increase (decrease)	1,000,161	$16,517,877	3,691,260	$50,946,826	686,489	$13,005,454	(1,402,284)	$(21,055,069)

	Science & Technology				Small Cap Growth
	For the Year ended May 31, 2021		For the year ended May 31, 2020		For the nine months ended May 31, 2021		For the year ended August 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	943,073	$35,631,432	779,369	$21,834,470	1,556,604	$38,177,713	660,174	$11,896,856
Shares issued in merger@	23,763,778	964,141,638	—	—	24,537,120	547,994,858	—	—
Reinvested dividends	6,321,578	237,312,045	6,576,292	167,892,734	1,319,689	28,624,065	1,309,599	23,166,804
Shares redeemed	(6,432,070)	(241,617,724)	(6,708,135)	(188,474,659)	(1,480,597)	(37,738,247)	(3,084,269)	(54,946,669)

Net increase (decrease)	24,596,359	$995,467,391	647,526	$1,252,545	25,932,816	$577,058,389	(1,114,496)	$(19,883,009)

@	See Note 13

333

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Small Cap Index				Small Cap Special Values
	For the Year ended May 31, 2021		For the year ended May 31, 2020		For the Year ended May 31, 2021		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,875,865	$169,536,007	7,636,178	$136,247,038	2,725,417	$29,798,729	1,174,145	$12,960,090
Reinvested dividends	3,124,031	73,789,611	9,644,826	140,525,121	579,920	7,991,303	2,363,019	21,290,802
Shares redeemed	(9,879,258)	(190,396,226)	(11,649,067)	(226,506,499)	(3,825,990)	(43,615,910)	(3,479,119)	(37,398,124)

Net increase (decrease)	2,120,638	$52,929,392	5,631,937	$50,265,660	(520,653)	$(5,825,878)	58,045	$(3,147,232)

	Small Cap Value				Stock Index
	For the nine months ended May 31, 2021		For the year ended August 31, 2020		For the Year ended May 31, 2021		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,660,870	$94,266,411	5,058,552	$45,307,520	7,352,769	$343,466,025	9,659,336	$406,955,320
Reinvested dividends	210,536	3,185,408	1,365,139	13,323,759	7,757,830	377,883,882	10,607,159	402,859,884
Shares redeemed	(6,429,036)	(83,240,961)	(4,026,321)	(40,838,763)	(20,324,045)	(950,968,715)	(18,632,641)	(783,626,165)

Net increase (decrease)	442,370	$14,210,858	2,397,370	$17,792,516	(5,213,446)	$(229,618,808)	1,633,854	$26,189,039

	Systematic Core				Systematic Value
	For the Year ended May 31, 2021		For the year ended May 31, 2020		For the Year ended May 31, 2021		For the year ended May 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,142,444	$28,376,565	944,605	$20,089,047	745,425	$9,553,055	270,326	$3,347,990
Shares issued in merger@	19,752,605	522,825,787	—	—	39,712,602	498,079,427	—	—
Reinvested dividends	657,026	16,195,680	741,867	14,147,413	782,050	9,345,498	503,966	6,042,555
Shares redeemed	(1,466,232)	(36,439,813)	(1,497,315)	(32,249,776)	(2,081,386)	(26,472,180)	(699,103)	(9,716,001)

Net increase (decrease)	20,085,843	$530,958,219	189,157	$1,986,684	39,158,691	$490,505,800	75,189	$(325,456)

	U.S. Socially Responsible
	For the nine months ended May 31, 2021		For the year ended August 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	1,472,166	$33,960,819	1,763,899	$39,577,158
Reinvested dividends	1,252,594	30,375,406	6,919,141	134,438,913
Shares redeemed	(4,997,221)	(115,301,763)	(5,715,684)	(125,729,074)

Net increase (decrease)	(2,272,461)	$(50,965,538)	2,967,356	$48,286,997

	Aggressive Growth Lifestyle		Capital Appreciation		Conservative Growth Lifestyle		Core Bond
	For the year ended August 31, 2019		For the year ended August 31, 2019		For the year ended August 31, 2019		For the year ended August 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,109,924	$22,475,544	394,188	$7,322,698	1,120,264	$13,470,335	57,112,744	$625,559,507
Reinvested dividends	6,137,801	61,562,142	1,825,856	26,547,942	1,953,657	22,740,565	3,247,624	36,081,103
Shares redeemed	(4,530,285)	(48,321,386)	(746,236)	(13,395,307)	(3,221,687)	(38,553,203)	(41,982,996)	(469,220,482)

Net increase (decrease)	3,717,440	$35,716,300	1,473,808	$20,475,333	(147,766)	$(2,342,303)	18,377,372	$192,420,128

	High Yield Bond		International Opportunities		Mid Cap Value		Moderate Growth Lifestyle
	For the year ended August 31, 2019		For the year ended August 31, 2019		For the year ended August 31, 2019		For the year ended August 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	21,616,604	$164,112,365	2,535,467	$47,560,772	1,579,237	$31,875,533	2,811,567	$40,461,449
Reinvested dividends	3,936,404	29,483,669	1,510,293	28,408,612	8,372,950	142,088,963	6,196,547	84,768,759
Shares redeemed	(16,236,613)	(122,971,220)	(6,776,358)	(130,450,424)	(8,107,140)	(163,523,061)	(5,340,558)	(76,543,714)

Net increase (decrease)	9,316,395	$70,624,814	(2,730,598)	$(54,481,040)	1,845,047	$10,441,435	3,667,556	$48,686,494

@	See Note 13

334

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Small Cap Growth		Small Cap Value		U.S. Socially Responsible
	For the year ended August 31, 2019		For the year ended August 31, 2019		For the year ended August 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,942,186	$39,526,464	2,328,171	$31,448,250	664,063	$14,332,859
Reinvested dividends	2,705,008	45,173,634	5,337,253	58,976,644	2,899,802	62,490,729
Shares redeemed	(2,500,467)	(50,443,312)	(12,255,616)	(166,756,286)	(5,062,961)	(112,853,519)

Net increase (decrease)	2,146,727	$34,256,786	(4,590,192)	$(76,331,392)	(1,499,096)	$(36,029,931)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the period ended May 31, 2021, the amount of expense reductions received by each Fund used to offset non-affiliated expenses is reflected as Fees paid indirectly in the Statement of Operations.

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Certain Funds invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, the Global Real Estate Fund, the Global Strategy Fund, the International Equities Index Fund, the International Government Bond Fund, the International Opportunities Fund, the International Growth Fund and the International Value Fund.

Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the U.S. Government. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Core Bond Fund, the Government Money Market I Fund and the Government Securities Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government agencies or instrumentalities.

The Blue Chip Growth Fund, Nasdaq-100® Index Fund and Science & Technology Fund invest primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

The Global Real Estate Fund invests primarily in the real estate industry. A fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

Note 9 — Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Series’ custodian. Prior to October 2, 2020, interest is payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Series, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Effective October 2, 2020, interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Series, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the

335

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. For the period ended May 31, 2021, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Dividend Value	20	$13,473	$16,972,500	1.43%
Emerging Economies	28	12,728	9,653,571	1.44
Global Real Estate	1	16	400,000	1.41
Global Strategy	11	230	522,727	1.44
Growth	91	12,804	3,189,250	1.44
Inflation Protected	1	2,109	52,350,000	1.45
International Opportunities	6	252	1,058,333	1.43
International Socially Responsible	14	335	596,429	1.45
International Value	4	132	818,750	1.45
Large Capital Growth	5	73	360,000	1.45
Mid Cap Index	15	4,050	6,785,000	1.43
Mid Cap Strategic Growth	11	205	346,667	1.42
Mid Cap Value	4	44	272,000	1.45
Nasdaq-100® Index	6	61	254,167	1.45
Science & Technology	43	1,424	827,907	1.44
Small Cap Growth	2	75	937,500	1.45
Small Cap Special Values	1	4	100,000	1.45
Stock Index	15	11,096	18,405,000	1.44
Systematic Core	10	59	150,000	1.42
Systematic Value	1	5	125,000	1.44
U.S. Socially Responsible	20	3,125	3,882,500	1.43

As of May 31, 2021, there were no outstanding borrowings.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the period ended May 31, 2021, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the period ended May 31, 2021, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain(Loss)
International Opportunities	$510,998	$—	$—
Large Capital Growth	895,543	—	—
Mid Cap Value	1,379,552	—	—

Note 12 — Other Matters

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Funds invest. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

336

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 13 — Fund Mergers

Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the VALIC Company I and VALIC Company II Target Funds (each, a “Target Fund”) listed below were transferred in a tax-free exchange to a VALIC Company I Acquiring Fund (each, an “Acquiring Fund”), in exchange for shares of the Acquiring Fund. Each transaction is referred to as a “Reorganization”. The Target Funds and the Acquiring Fund for each Reorganization are shown in the tables below. The Reorganizations were consummated on April 19, 2021 for the Phase I Mergers and May 24, 2021 for the Phase II Mergers (the “Reorganization Dates”).

Phase I Mergers

Target Funds	Acquiring Funds
Large Cap Value Fund, a series of VC II	Systematic Value Fund
Value Fund, a series of VC I	Systematic Value Fund
Core Equity Fund, a series of VC I	Systematic Core Fund
Large Cap Core Fund, a series of VC I	Systematic Core Fund
Mid Cap Growth Fund, a series of VC II	Mid Cap Strategic Growth Fund
Small-Mid Growth Fund, a series of VC I	Mid Cap Strategic Growth Fund
Health Sciences Fund, a series of VC I	Science & Technology Fund

Phase II Mergers

Target Funds	Acquiring Funds
Capital Conservation Fund, a series of VC I	Core Bond Fund
Strategic Bond Fund, a series of VC II	Core Bond Fund
Small Cap Fund, a series of VC I	Small Cap Growth Fund
Small Cap Aggressive Growth Fund, a series of VC I	Small Cap Growth Fund
Government Money Market II Fund, a series of VC II	Government Money Market I Fund

The table below shows the following information for each of the Reorganizations:

•	The exchange ratio of shares of each Target Fund that were exchanged tax-free for shares of the Acquiring Fund.

•	The number and value of shares of the Acquiring Fund issued in connection with the acquisition of each Target Fund.

•	The value and identified cost as of the respective Reorganization Date of the assets in the investment portfolio of each Target Fund. These were the principal assets acquired by the Acquiring Fund.

Acquiring Fund	Target Fund	Exchange Ratio	Number of Shares Issued by Acquiring Fund	Value of Shares Issued by Acquiring Fund	Value of Assets in the Investment Portfolio of the Target Fund	Cost of Assets in the Investment Portfolio of the Target Fund
VCI Core Bond	VCI Capital Conservation	0.8766	26,126,529	$296,274,836	$285,100,537	$278,982,433
VCI Core Bond	VCII Strategic Bond	0.9795	75,875,458	860,427,693	787,580,468	777,299,736
VCI Government Money Market I	VCII Government Money Market II	1.0001	124,203,715	124,203,715	124,267,629	124,267,629
VCI Mid Cap Strategic Growth	VCI Small-Mid Growth	0.4764	8,077,144	190,142,439	180,586,332	170,950,482
VCI Mid Cap Strategic Growth	VCII Mid Cap Growth	0.3779	12,534,955	295,082,864	279,472,034	267,488,561
VCI Science & Technology	VCI Health Sciences	0.3651	23,763,778	964,141,638	883,417,733	849,154,302
VCI Small Cap Growth	VCI Small Cap Aggressive Growth	0.5103	8,176,209	182,601,733	174,627,984	164,981,253
VCI Small Cap Growth	VCI Small Cap	0.3810	16,360,911	365,393,125	339,316,736	321,831,038
VCI Systematic Core	VCI Core Equity	0.6926	11,310,048	299,362,271	295,957,138	259,360,806
VCI Systematic Core	VCI Large Cap Core	0.3884	8,442,557	223,463,516	220,424,151	191,595,662
VCI Systematic Value	VCI Value	1.1449	12,131,298	152,151,957	145,756,716	139,417,483
VCI Systematic Value	VCII Large Cap Value	1.5345	27,581,304	345,927,470	336,695,358	325,486,247

For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at value; however, the cost basis of the investments received from the Target Funds were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

337

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation depreciation) immediately before and after the Reorganization:

Core Bond Fund
Target Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Capital Conservation Fund	29,804,522	$296,274,836	$9.94	$6,118,104
VALIC Company II Strategic Bond Fund	77,465,760	$860,427,693	$11.11	$10,280,732

Acquiring Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Core Bond Fund	145,029,817	$1,644,642,150	$11.34	$33,725,288

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Core Bond Fund	247,031,804	$2,801,344,679	$11.34	$50,124,124

Government Money Market I Fund
Target Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company II Government Money Market II Fund	124,191,296	$124,203,715	$1.00	$0

Acquiring Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Government Money Market I Fund	451,026,122	$451,015,853	$1.00	$0

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Government Money Market I Fund	575,229,837	$575,219,568	$1.00	$0

Mid Cap Strategic Growth Fund
Target Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Small-Mid Growth Fund	16,952,785	$190,142,439	$11.22	$9,635,850
VALIC Company II Mid Cap Growth Fund	33,170,659	$295,082,864	$8.90	$11,983,473

Acquiring Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Mid Cap Strategic Growth Fund	18,390,951	$432,938,551	$23.54	$178,112,391

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Mid Cap Strategic Growth Fund	39,003,050	$918,163,854	$23.54	$199,731,714

Science & Technology Fund
Target Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Health Sciences Fund	65,083,140	$964,141,638	$14.81	$34,263,431

Acquiring Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Science & Technology Fund	56,680,648	$2,299,643,130	$40.57	$645,877,650

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Science & Technology Fund	80,444,426	$3,263,784,768	$40.57	$680,141,081

338

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Small Cap Growth Fund
Target Funds	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Small Cap Aggressive Growth Fund	16,022,474	$182,601,733	$11.40	$9,646,731
VALIC Company I Small Cap Fund	42,936,913	365,393,125	8.51	17,485,698

Acquiring Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Small Cap Growth Fund	11,693,526	$261,156,958	$22.33	$59,118,159

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Small Cap Growth Fund	36,230,646	$809,151,816	$22.33	$86,250,588

Systematic Core Fund
Target Funds	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Core Equity Fund	16,329,682	$299,362,271	$18.33	$36,596,332
VALIC Company I Large Cap Core Fund	21,736,216	223,463,516	10.28	28,828,489

Acquiring Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Systematic Core Fund	6,633,054	$175,567,285	$26.47	$66,711,056

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Systematic Core Fund	26,385,659	$698,393,072	$26.47	$132,135,877

Systematic Value Fund
Target Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Value Fund	10,595,835	$152,151,957	$14.36	$6,339,233
VALIC Company II Large Cap Value Fund	17,973,806	$345,927,470	$19.25	$11,209,111

Acquiring Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Systematic Value Fund	4,143,135	$51,963,937	$12.54	$6,926,832

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Systematic Value Fund	43,855,737	$550,043,364	$12.54	$24,475,176

Assuming the Reorganizations had been completed at beginning of the reporting period for the Acquiring Fund (June 1, 2020 for the Phase I Mergers and September 1, 2020 for the Phase II Mergers except the Government Money Market Fund I whose reporting period began on June 1, 2020), the unaudited pro forma results of operations for the period ended May 31, 2021, are as follows:

Acquiring Fund	Net Investment Income (loss)	Net Realized/unrealized gains (losses)	Change in Net Assets Resulting from Operations
VCI Core Bond	$19,939,883	$(1,968,773)	$17,971,110
VCI Government Money Market I	55,442	(345)	55,097
VCI Mid Cap Strategic Growth	(2,180,301)	324,696,300	322,515,999
VCI Science & Technology	(15,682,412)	922,784,165	907,101,753
VCI Small Cap Growth	(2,402,820)	202,478,507	200,075,687
VCI Systematic Core	3,676,290	221,440,696	225,116,986
VCI Systematic Value	5,919,141	188,695,906	194,615,047

Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in the Statement of Operations since the Reorganization Dates.

339

VALIC Company I

FINANCIAL HIGHLIGHTS

	Aggressive Growth Lifestyle Fund												Asset Allocation Fund
	Nine Months Ended May 31, 2021(f)		Year Ended August 31,										Year Ended May 31,
			2020		2019		2018		2017		2016		2021	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$10.22		$10.09		$11.34		$10.68		$10.41		$10.67		$9.45	$9.91	$11.33	$11.00	$10.39

Income (loss) from investment operations:
Net investment income (loss)(d)	0.17		0.19		0.17		0.17		0.16		0.19		0.08	0.14	0.18	0.16	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	2.32		0.77		(0.24)		1.04		0.93		0.56		2.97	(0.30)	(0.55)	0.83	0.71

Total income (loss) from investment operations	2.49		0.96		(0.07)		1.21		1.09		0.75		3.05	(0.16)	(0.37)	0.99	0.87

Distributions from:
Net investment income	(0.20)		(0.26)		(0.21)		(0.16)		(0.21)		(0.23)		(0.13)	(0.12)	(0.17)	(0.18)	(0.26)
Net realized gain on securities	(0.40)		(0.57)		(0.97)		(0.39)		(0.61)		(0.78)		–	(0.18)	(0.88)	(0.48)	–

Total distributions	(0.60)		(0.83)		(1.18)		(0.55)		(0.82)		(1.01)		(0.13)	(0.30)	(1.05)	(0.66)	(0.26)

Net asset value at end of period	$12.11		$10.22		$10.09		$11.34		$10.68		$10.41		$12.37	$9.45	$9.91	$11.33	$11.00

TOTAL RETURN(a)	24.54%		9.91%		(0.52)%		11.39%		10.61%		7.53%		32.34%	(1.46)%	(3.42)%	8.91%	8.35%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%@(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.85%	0.77%	0.76%	0.72%	0.70%
Ratio of expenses to average net assets(c)	0.14	%@(e)	0.14	%(e)	0.14	%(e)	0.14	%(e)	0.14	%(e)	0.15	%(e)	0.87%	0.77%	0.76%	0.72%	0.70%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.98	%@(e)	1.88	%(e)	1.56	%(e)	1.49	%(e)	1.47	%(e)	1.78	%(e)	0.74%	1.39%	1.69%	1.40%	1.51%
Ratio of net investment income (loss) to average net assets(c)	1.94	%@(e)	1.83	%(e)	1.52	%(e)	1.45	%(e)	1.44	%(e)	1.73	%(e)	0.72%	1.39%	1.69%	1.40%	1.51%
Portfolio turnover rate	16%		48%		37%		49%		36%		24%		199%	177%	113%	84%	161%
Number of shares outstanding at end of period (000’s)	60,531		59,921		57,377		53,660		53,168		51,410		12,451	13,614	14,892	14,624	14,705
Net assets at end of period (000’s)	$732,829		$612,613		$579,049		$608,709		$567,843		$535,245		$154,023	$128,629	$147,543	$165,665	$161,767

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

See Notes to Financial Statements

340

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Blue Chip Growth Fund					Capital Appreciation Fund
	Year Ended May 31,					Nine Months Ended May 31, 2021(e)	Year Ended August 31,
	2021	2020	2019	2018	2017		2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$20.80	$19.18	$20.84	$17.27	$15.48	$18.62	$14.89	$20.13	$16.55	$15.99	$16.35

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.11)	(0.05)	(0.01)	(0.01)	0.01	(0.01)	0.02	0.07	0.04	0.08	0.09
Net realized and unrealized gain (loss) on investments and foreign currencies	6.96	3.93	0.86	4.82	3.46	3.53	4.28	(0.26)	4.51	2.12	1.20

Total income (loss) from investment operations	6.85	3.88	0.85	4.81	3.47	3.52	4.30	(0.19)	4.55	2.20	1.29

Distributions from:
Net investment income	–	–	–	(0.01)	–	(0.02)	(0.06)	(0.05)	(0.08)	(0.08)	(0.06)
Net realized gain on securities	(2.48)	(2.26)	(2.51)	(1.23)	(1.68)	(0.44)	(0.51)	(5.00)	(0.89)	(1.56)	(1.59)

Total distributions	(2.48)	(2.26)	(2.51)	(1.24)	(1.68)	(0.46)	(0.57)	(5.05)	(0.97)	(1.64)	(1.65)

Net asset value at end of period	$25.17	$20.80	$19.18	$20.84	$17.27	$21.68	$18.62	$14.89	$20.13	$16.55	$15.99

TOTAL RETURN(a)	33.74%	21.77%	4.22%	27.87%	23.49%	18.97%	29.44%	(0.35)%	27.94%	14.13%	8.33%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.82%	0.83%	0.82%	0.83%	0.84%	0.84%@	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.82%	0.83%	0.82%	0.83%	0.84%	0.99%@	1.00%	1.00%	0.99%	0.99%	1.00%
Ratio of expense reductions to average net assets	–	–	–	0.00%	0.00%	–	0.00%	0.00%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	(0.45%)	(0.24)%	(0.03)%	(0.07)%	0.06%	(0.09)%@	0.12%	0.38%	0.22%	0.50%	0.52%
Ratio of net investment income (loss) to average net assets(c)	(0.45%)	(0.24)%	(0.03)%	(0.07)%	0.06%	(0.24)%@	(0.03)%	0.23%	0.08%	0.36%	0.37%
Portfolio turnover rate	28%	27%	30%	24%	27%	27%	62%	60%	124%	66%	54%
Number of shares outstanding at end of period (000’s)	39,782	39,950	40,727	37,397	39,343	6,513	6,576	6,923	5,449	5,535	5,313
Net assets at end of period (000’s)	$1,001,518	$831,006	$781,236	$779,336	$679,516	$141,163	$122,454	$103,080	$109,697	$91,579	$84,946

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

See Notes to Financial Statements

341

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Conservative Growth Lifestyle Fund												Core Bond Fund
	Nine Months Ended May 31, 2021(f)		Year Ended August 31,										Nine Months Ended May 31, 2021(f)	Year Ended August 31,
			2020		2019		2018		2017		2016			2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$12.31		$11.85		$12.31		$12.07		$11.82		$11.95		$11.94	$11.53	$10.74	$11.15	$11.30	$10.93

Income (loss) from investment operations:
Net investment income (loss)(d)	0.31		0.32		0.25		0.31		0.28		0.30		0.15	0.28	0.33	0.30	0.27	0.24
Net realized and unrealized gain (loss) on investments and foreign currencies	1.29		0.63		0.17		0.28		0.39		0.41		(0.12)	0.52	0.70	(0.45)	(0.12)	0.38

Total income (loss) from investment operations	1.60		0.95		0.42		0.59		0.67		0.71		0.03	0.80	1.03	(0.15)	0.15	0.62

Distributions from:
Net investment income	(0.34)		(0.31)		(0.36)		(0.28)		(0.32)		(0.34)		(0.29)	(0.39)	(0.24)	(0.26)	(0.30)	(0.22)
Net realized gain on securities	(0.18)		(0.18)		(0.52)		(0.07)		(0.10)		(0.50)		(0.31)	–	–	(0.00)	–	(0.03)

Total distributions	(0.52)		(0.49)		(0.88)		(0.35)		(0.42)		(0.84)		(0.60)	(0.39)	(0.24)	(0.26)	(0.30)	(0.25)

Net asset value at end of period	$13.39		$12.31		$11.85		$12.31		$12.07		$11.82		$11.37	$11.94	$11.53	$10.74	$11.15	$11.30

TOTAL RETURN(a)	13.05%		8.14%		3.52%		4.94%		5.76%		6.19%		0.27%	7.05%	9.64%	(1.32)%	1.37%	5.78%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%@(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.76%@	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets(c)	0.15	%@(e)	0.15	%(e)	0.15	%(e)	0.15	%(e)	0.15	%(e)	0.15	%(e)	0.77%@	0.78%	0.78%	0.78%	0.80%	0.79%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	3.13	%@(e)	2.68	%(e)	2.06	%(e)	2.47	%(e)	2.31	%(e)	2.51	%(e)	1.73%@	2.39%	2.99%	2.80%	2.40%	2.16%
Ratio of net investment income (loss) to average net assets(c)	3.08	%@(e)	2.62	%(e)	2.01	%(e)	2.43	%(e)	2.27	%(e)	2.46	%(e)	1.72%@	2.37%	2.99%	2.78%	2.37%	2.15%
Portfolio turnover rate	13%		38%		45%		44%		38%		27%		39%	93%	97%	73%	76%	139%
Number of shares outstanding at end of period (000’s)	27,761		27,615		27,369		27,516		27,674		27,779		247,069	149,401	137,809	119,431	100,052	106,434
Net assets at end of period (000’s)	$371,617		$339,870		$324,436		$338,793		$333,907		$328,390		$2,809,677	$1,784,179	$1,589,218	$1,282,586	$1,115,936	$1,202,915

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

See Notes to Financial Statements

342

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Dividend Value Fund					Dynamic Allocation Fund
	Year Ended May 31,					Year Ended May 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$9.98	$10.80	$12.39	$12.09	$11.54	$11.93	$11.49	$12.20	$11.74	$10.76

Income (loss) from investment operations:
Net investment income (loss)(d)	0.25	0.29	0.29	0.26	0.25	0.20	0.18	0.17	0.12	0.15
Net realized and unrealized gain (loss) on investments and foreign currencies	3.54	(0.34)	(0.27)	0.74	1.62	1.94	1.00	0.00	1.00	1.13

Total income (loss) from investment operations	3.79	(0.05)	0.02	1.00	1.87	2.14	1.18	0.17	1.12	1.28

Distributions from:
Net investment income	(0.26)	(0.24)	(0.24)	(0.24)	(0.25)	(0.24)	(0.26)	(0.15)	(0.16)	(0.22)
Net realized gain on securities	(0.34)	(0.53)	(1.37)	(0.46)	(1.07)	(1.23)	(0.48)	(0.73)	(0.50)	(0.08)

Total distributions	(0.60)	(0.77)	(1.61)	(0.70)	(1.32)	(1.47)	(0.74)	(0.88)	(0.66)	(0.30)

Net asset value at end of period	$13.17	$9.98	$10.80	$12.39	$12.09	$12.60	$11.93	$11.49	$12.20	$11.74

TOTAL RETURN(a)	38.46%	(0.33)%	(0.17)%	8.14%	16.51%	18.42%	10.43%	1.47%	9.45%	11.98%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.69%	0.74%	0.81%	0.81%	0.82%	0.32%	0.32%	0.32%	0.31%	0.31%
Ratio of expenses to average net assets(c)	0.80%	0.81%	0.81%	0.81%	0.83%	0.32%	0.33%	0.32%	0.31%	0.32%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.18%	2.61%	2.40%	2.06%	2.13%	1.57%	1.47%	1.36%	0.97%	1.30%
Ratio of net investment income (loss) to average net assets(c)	2.07%	2.54%	2.40%	2.06%	2.12%	1.57%	1.45%	1.35%	0.96%	1.30%
Portfolio turnover rate	64%	63%	46%	54%	41%	24%	20%	11%	15%	14%
Number of shares outstanding at end of period (000’s)	103,420	101,412	88,850	71,348	66,882	15,751	15,995	17,745	19,983	21,173
Net assets at end of period (000’s)	$1,361,703	$1,012,017	$959,714	$884,180	$808,699	$198,516	$190,741	$203,843	$243,832	$248,630

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

343

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Emerging Economies Fund						Global Real Estate Fund
	Year Ended May 31,						Year Ended May 31,
	2021		2020	2019	2018	2017	2021	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$7.23		$7.71	$8.89	$7.94	$6.18	$6.85	$8.00	$7.68	$7.63	$8.02

Income (loss) from investment operations:
Net investment income (loss)(d)	0.16		0.19	0.18	0.16	0.13	0.14	0.15	0.17	0.18	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	3.66		(0.47)	(1.22)	0.92	1.74	1.73	(0.94)	0.44	0.28	0.21

Total income (loss) from investment operations	3.82		(0.28)	(1.04)	1.08	1.87	1.87	(0.79)	0.61	0.46	0.37

Distributions from:
Net investment income	(0.18)		(0.20)	(0.14)	(0.13)	(0.11)	(0.34)	(0.24)	(0.29)	(0.31)	(0.34)
Net realized gain on securities	–		–	–	–	–	(0.25)	(0.12)	–	(0.10)	(0.42)

Total distributions	(0.18)		(0.20)	(0.14)	(0.13)	(0.11)	(0.59)	(0.36)	(0.29)	(0.41)	(0.76)

Net asset value at end of period	$10.87		$7.23	$7.71	$8.89	$7.94	$8.13	$6.85	$8.00	$7.68	$7.63

TOTAL RETURN(a)	52.91	%(e)	(3.74)%	(11.75)%	13.50%	30.41%	28.14%	(10.37)%	8.10%	6.19%	4.98%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.88%		0.91%	0.93%	0.93%	0.94%	0.86%	0.85%	0.85%	0.86%	0.85%
Ratio of expenses to average net assets(c)	0.88%		0.91%	0.93%	0.93%	0.94%	0.86%	0.85%	0.85%	0.86%	0.85%
Ratio of expense reductions to average net assets	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	–	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.68%		2.35%	2.29%	1.80%	1.85%	1.83%	1.84%	2.18%	2.34%	2.04%
Ratio of net investment income (loss) to average net assets(c)	1.68%		2.35%	2.29%	1.80%	1.85%	1.83%	1.84%	2.18%	2.34%	2.04%
Portfolio turnover rate	82%		62%	72%	53%	69%	76%	78%	44%	50%	47%
Number of shares outstanding at end of period (000’s)	98,028		97,025	106,698	91,875	89,332	53,522	52,437	57,358	47,313	50,730
Net assets at end of period (000’s)	$1,065,405		$701,471	$823,071	$817,232	$708,873	$435,033	$359,442	$458,620	$363,223	$387,137

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the gain on the disposal of investments in violation of investment restrictions. (see Note 3).

See Notes to Financial Statements

344

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Strategy Fund					Government Money Market I Fund
	Year Ended May 31,					Year Ended May 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018		2017

PER SHARE DATA
Net asset value at beginning of period	$8.85	$10.24	$12.02	$11.63	$10.48	$1.00	$1.00	$1.00	$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.20	0.30	0.44	0.35	0.33	0.00	0.01	0.02	0.01		0.00
Net realized and unrealized gain (loss) on investments and foreign currencies	1.50	(0.41)	(1.02)	0.20	1.14	0.00	0.00	0.00	0.00		0.00

Total income (loss) from investment operations	1.70	(0.11)	(0.58)	0.55	1.47	0.00	0.01	0.02	0.01		0.00

Distributions from:
Net investment income	(0.42)	(0.64)	(0.26)	–	(0.10)	(0.00)	(0.01)	(0.02)	(0.01)		(0.00)
Net realized gain on securities	–	(0.64)	(0.94)	(0.16)	(0.22)	–	–	–	–		–

Total distributions	(0.42)	(1.28)	(1.20)	(0.16)	(0.32)	(0.00)	(0.01)	(0.02)	(0.01)		(0.00)

Net asset value at end of period	$10.13	$8.85	$10.24	$12.02	$11.63	$1.00	$1.00	$1.00	$1.00		$1.00

TOTAL RETURN(a)	19.49%	(1.01)%	(5.19)%	4.72%	14.16%	0.01%	1.09%	1.69%	0.72	%(e)	0.08%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.70%	0.72%	0.66%	0.65%	0.66%	0.07%	0.45%	0.51%	0.51%		0.45%
Ratio of expenses to average net assets(c)	0.72%	0.73%	0.66%	0.65%	0.66%	0.54%	0.51%	0.51%	0.51%		0.53%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	–	–	–	–		–
Ratio of net investment income (loss) to average net assets(b)	2.09%	2.95%	3.78%	2.86%	2.94%	0.01%	1.05%	1.70%	0.71%		0.08%
Ratio of net investment income (loss) to average net assets(c)	2.07%	2.94%	3.78%	2.86%	2.94%	(0.46%)	0.99%	1.70%	0.71%		(0.00)%
Portfolio turnover rate	39%	108%	30%	30%	35%	N/A	N/A	N/A	N/A		N/A
Number of shares outstanding at end of period (000’s)	28,375	31,935	31,615	32,421	36,070	573,895	415,212	395,196	311,723		330,780
Net assets at end of period (000’s)	$287,412	$282,708	$323,702	$389,638	$419,325	$573,885	$415,201	$395,183	$311,708		$330,783

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.

See Notes to Financial Statements

345

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Government Securities Fund					Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$11.22	$10.57	$10.21	$10.63	$10.85	$18.82	$16.35	$17.36	$15.00	$13.47

Income (loss) from investment operations:
Net investment income (loss)(d)	0.20	0.23	0.23	0.23	0.21	(0.02)	0.03	0.06	0.07	0.10
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.39)	0.67	0.37	(0.37)	(0.18)	6.65	4.22	0.38	3.02	2.56

Total income (loss) from investment operations	(0.19)	0.90	0.60	(0.14)	0.03	6.63	4.25	0.44	3.09	2.66

Distributions from:
Net investment income	(0.25)	(0.25)	(0.24)	(0.28)	(0.25)	(0.03)	(0.07)	(0.07)	(0.10)	(0.12)
Net realized gain on securities	—	–	–	–	–	(3.23)	(1.71)	(1.38)	(0.63)	(1.01)

Total distributions	(0.25)	(0.25)	(0.24)	(0.28)	(0.25)	(3.26)	(1.78)	(1.45)	(0.73)	(1.13)

Net asset value at end of period	$10.78	$11.22	$10.57	$10.21	$10.63	$22.19	$18.82	$16.35	$17.36	$15.00

TOTAL RETURN(a)	(1.70)%	8.57%	5.98%	(1.32)%	0.35%	36.58%	27.42%	2.65%	20.60%	20.48%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.66%	0.66%	0.67%	0.66%	0.64%	0.64%	0.68%	0.74%	0.74%	0.76%
Ratio of expenses to average net assets(c)	0.66%	0.66%	0.67%	0.66%	0.64%	0.80%	0.81%	0.79%	0.79%	0.81%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.77%	2.08%	2.24%	2.12%	1.95%	(0.10%)	0.16%	0.34%	0.42%	0.71%
Ratio of net investment income (loss) to average net assets(c)	1.77%	2.08%	2.24%	2.12%	1.95%	(0.26%)	0.03%	0.29%	0.37%	0.66%
Portfolio turnover rate	13%	17%	17%	3%	15%	40%	219%	60%	58%	71%
Number of shares outstanding at end of period (000’s)	13,260	13,225	13,559	11,890	13,689	64,460	72,176	64,185	69,279	66,758
Net assets at end of period (000’s)	$142,954	$148,338	$143,372	$121,425	$145,460	$1,430,327	$1,358,693	$1,049,181	$1,202,649	$1,001,261

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

346

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	High Yield Bond Fund							Inflation Protected Fund
	Nine Months Ended May 31, 2021(e)		Year Ended August 31,					Year Ended May 31,
			2020	2019	2018	2017	2016	2021	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$7.47		$7.66	$7.53	$7.75	$7.56	$7.40	$11.34	$11.07	$10.88	$11.07	$10.76

Income (loss) from investment operations:
Net investment income (loss)(d)	0.24		0.36	0.39	0.40	0.41	0.37	0.18	0.22	0.24	0.26	0.25
Net realized and unrealized gain (loss) on investments and foreign currencies	0.28		(0.00)	0.09	(0.18)	0.15	0.13	0.68	0.32	0.14	(0.14)	0.10

Total income (loss) from investment operations	0.52		0.36	0.48	0.22	0.56	0.50	0.86	0.54	0.38	0.12	0.35

Distributions from:
Net investment income	(0.31)		(0.55)	(0.35)	(0.44)	(0.37)	(0.34)	(0.17)	(0.27)	(0.18)	(0.21)	(0.03)
Net realized gain on securities	–		–	–	–	–	–	(0.06)	–	(0.01)	(0.10)	(0.01)

Total distributions	(0.31)		(0.55)	(0.35)	(0.44)	(0.37)	(0.34)	(0.23)	(0.27)	(0.19)	(0.31)	(0.04)

Net asset value at end of period	$7.68		$7.47	$7.66	$7.53	$7.75	$7.56	$11.97	$11.34	$11.07	$10.88	$11.07

TOTAL RETURN(a)	6.95%		5.01%	6.47%	2.89%	7.54%	7.07%	7.66%	4.88%	3.51%	1.11%	3.29%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.92	%@	0.94%	0.96%	0.96%	0.96%	0.96%	0.54%	0.57%	0.56%	0.57%	0.58%
Ratio of expenses to average net assets(c)	0.97	%@	0.98%	0.97%	0.97%	0.97%	0.99%	0.56%	0.57%	0.56%	0.57%	0.58%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	4.26	%@	4.79%	5.25%	5.16%	5.27%	5.16%	1.55%	1.94%	2.27%	2.29%	2.33%
Ratio of net investment income (loss) to average net assets(c)	4.21	%@	4.75%	5.24%	5.15%	5.26%	5.13%	1.53%	1.94%	2.27%	2.29%	2.33%
Portfolio turnover rate	33%		49%	34%	26%	52%	36%	71%	38%	42%	34%	42%
Number of shares outstanding at end of period (000’s)	77,982		72,088	85,841	76,525	72,461	78,148	66,826	67,416	63,309	54,697	57,066
Net assets at end of period (000’s)	$598,597		$538,716	$657,364	$576,553	$561,480	$590,679	$800,186	$764,607	$700,574	$595,043	$631,552

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

See Notes to Financial Statements

347

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Equities Index Fund					International Government Bond Fund
	Year Ended May 31,					Year Ended May 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$6.19	$6.74	$7.41	$7.02	$6.22	$12.14	$11.82	$11.64	$11.71	$11.43

Income (loss) from investment operations:
Net investment income (loss)(d)	0.15	0.13	0.19	0.19	0.17	0.24	0.29	0.28	0.24	0.24
Net realized and unrealized gain (loss) on investments and foreign currencies	2.17	(0.36)	(0.62)	0.35	0.81	0.55	0.24	0.09	(0.20)	0.04

Total income (loss) from investment operations	2.32	(0.23)	(0.43)	0.54	0.98	0.79	0.53	0.37	0.04	0.28

Distributions from:
Net investment income	(0.10)	(0.19)	(0.24)	(0.15)	(0.18)	(0.29)	(0.21)	(0.18)	(0.11)	–
Net realized gain on securities	(0.03)	(0.13)	–	–	–	(0.19)	–	(0.01)	–	–

Total distributions	(0.13)	(0.32)	(0.24)	(0.15)	(0.18)	(0.48)	(0.21)	(0.19)	(0.11)	–

Net asset value at end of period	$8.38	$6.19	$6.74	$7.41	$7.02	$12.45	$12.14	$11.82	$11.64	$11.71

TOTAL RETURN(a)	37.70%	(3.42)%	(5.81)%	7.63%	15.98%	6.58%	4.44%	3.26%	0.32%	2.45%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.42%	0.43%	0.43%	0.42%	0.44%	0.65%	0.65%	0.65%	0.65%	0.64%
Ratio of expenses to average net assets(c)	0.42%	0.43%	0.43%	0.42%	0.44%	0.65%	0.65%	0.65%	0.65%	0.64%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.11%	1.89%	2.72%	2.57%	2.62%	1.89%	2.34%	2.44%	2.04%	2.03%
Ratio of net investment income (loss) to average net assets(c)	2.11%	1.89%	2.72%	2.57%	2.62%	1.89%	2.34%	2.44%	2.04%	2.03%
Portfolio turnover rate	2%	10%	15%	17%	11%	71%	105%	94%	95%	70%
Number of shares outstanding at end of period (000’s)	226,703	201,429	154,662	173,854	155,797	15,543	14,125	17,187	18,875	15,879
Net assets at end of period (000’s)	$1,899,286	$1,246,804	$1,041,727	$1,287,987	$1,093,865	$193,496	$171,444	$203,184	$219,748	$185,943

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

348

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Growth Fund						International Opportunities Fund
	Year Ended May 31,						Nine Months Ended May 31, 2021(f)		Year Ended August 31,
	2021	2020	2019		2018	2017			2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$12.47	$11.35	$15.01		$13.04	$11.63	$20.73		$18.44	$21.31	$19.38	$16.00	$15.08

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.02)	–	0.04		0.08	0.14	0.04		0.09	0.16	0.13	0.14	0.14
Net realized and unrealized gain (loss) on investments and foreign currencies	6.75	1.13	(0.19)		2.29	1.45	4.00		2.64	(2.10)	1.97	3.49	0.94

Total income (loss) from investment operations	6.73	1.13	(0.15)		2.37	1.59	4.04		2.73	(1.94)	2.10	3.63	1.08

Distributions from:
Net investment income	–	(0.01)	(0.10)		(0.19)	(0.18)	(0.11)		(0.13)	(0.19)	(0.17)	(0.25)	(0.16)
Net realized gain on securities	(0.07)	–	(3.41)		(0.21)	–	(1.64)		(0.31)	(0.74)	–	–	–

Total distributions	(0.07)	(0.01)	(3.51)		(0.40)	(0.18)	(1.75)		(0.44)	(0.93)	(0.17)	(0.25)	(0.16)

Net asset value at end of period	$19.13	$12.47	$11.35		$15.01	$13.04	$23.02		$20.73	$18.44	$21.31	$19.38	$16.00

TOTAL RETURN(a)	53.98%	10.00%	(0.17	)%(e)	18.38%	13.81%	19.97%		15.03%	(9.20)%	10.81%	22.81%	7.23%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.83%	0.86%	0.89%		0.98%	1.01%	1.19	%@	1.13%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets(c)	1.03%	1.06%	1.09%		1.08%	1.10%	1.23	%@	1.22%	1.22%	1.20%	1.22%	1.21%
Ratio of expense reductions to average net assets	–	–	–		0.00%	0.00%	0.00	%@	0.00%	0.00%	–	–	0.00%
Ratio of net investment income (loss) to average net assets(b)	(0.10%)	(0.03)%	0.30%		0.58%	1.15%	0.23	%@	0.45%	0.83%	0.61%	0.82%	0.91%
Ratio of net investment income (loss) to average net assets(c)	(0.30%)	(0.23)%	0.10%		0.47%	1.06%	0.19	%@	0.36%	0.60%	0.41%	0.60%	0.70%
Portfolio turnover rate	18%	22%	35%		130%	39%	48%		45%	41%	46%	62%	58%
Number of shares outstanding at end of period (000’s)	33,616	37,029	41,093		32,707	33,688	31,574		29,447	31,253	33,984	34,637	37,260
Net assets at end of period (000’s)	$642,915	$461,774	$466,362		$490,921	$439,222	$726,964		$610,424	$576,197	$724,027	$671,097	$596,055

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

See Notes to Financial Statements

349

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Socially Responsible Fund					International Value Fund
	Year Ended May 31,					Year Ended May 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$23.97	$25.91	$26.24	$23.78	$21.01	$7.78	$8.93	$10.67	$10.54	$8.78

Income (loss) from investment operations:
Net investment income (loss)(d)	0.51	0.42	0.44	0.37	0.32	0.19	0.18	0.20	0.21	0.20
Net realized and unrealized gain (loss) on investments and foreign currencies	8.18	(0.96)	(0.29)	2.52	2.84	3.66	(1.09)	(1.66)	0.13	1.75

Total income (loss) from investment operations	8.69	(0.54)	0.15	2.89	3.16	3.85	(0.91)	(1.46)	0.34	1.95

Distributions from:
Net investment income	(0.53)	(0.51)	(0.48)	(0.43)	(0.39)	(0.17)	(0.23)	(0.28)	(0.21)	(0.19)
Net realized gain on securities	(5.56)	(0.89)	–	–	–	–	(0.01)	–	–	–

Total distributions	(6.09)	(1.40)	(0.48)	(0.43)	(0.39)	(0.17)	(0.24)	(0.28)	(0.21)	(0.19)

Net asset value at end of period	$26.57	$23.97	$25.91	$26.24	$23.78	$11.46	$7.78	$8.93	$10.67	$10.54

TOTAL RETURN(a)	37.84%	(2.05)%	0.57%	12.16%	15.15%	49.67%	(10.17)%	(13.83)%	3.19%	22.36%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.65%	0.63%	0.63%	0.62%	0.62%	0.74%	0.73%	0.77%	0.79%	0.80%
Ratio of expenses to average net assets(c)	0.65%	0.63%	0.63%	0.62%	0.62%	0.81%	0.80%	0.82%	0.79%	0.80%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.89%	1.57%	1.67%	1.44%	1.47%	1.95%	2.01%	1.97%	1.93%	2.04%
Ratio of net investment income (loss) to average net assets(c)	1.89%	1.57%	1.67%	1.44%	1.47%	1.88%	1.94%	1.92%	1.93%	2.04%
Portfolio turnover rate	9%	68%	2%	5%	23%	62%	64%	136%	30%	40%
Number of shares outstanding at end of period (000’s)	14,525	13,629	14,044	16,331	17,515	64,412	77,667	77,083	81,504	83,103
Net assets at end of period (000’s)	$385,891	$326,671	$363,818	$428,452	$416,564	$738,262	$604,123	$688,485	$869,416	$876,165

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

350

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Capital Growth Fund					Mid Cap Index Fund
	Year Ended May 31,					Year Ended May 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$16.82	$15.68	$15.01	$13.66	$12.21	$20.75	$23.52	$28.04	$26.43	$24.87

Income (loss) from investment operations:
Net investment income (loss)(d)	0.05	0.08	0.13	0.10	0.10	0.35	0.30	0.32	0.35	0.30
Net realized and unrealized gain (loss) on investments and foreign currencies	6.24	2.50	1.71	2.09	1.87	11.29	(0.70)	(1.86)	3.45	3.91

Total income (loss) from investment operations	6.29	2.58	1.84	2.19	1.97	11.64	(0.40)	(1.54)	3.80	4.21

Distributions from:
Net investment income	(0.08)	(0.13)	(0.10)	(0.09)	(0.09)	(0.32)	(0.36)	(0.37)	(0.32)	(0.34)
Net realized gain on securities	(2.00)	(1.31)	(1.07)	(0.75)	(0.43)	(0.87)	(2.01)	(2.61)	(1.87)	(2.31)

Total distributions	(2.08)	(1.44)	(1.17)	(0.84)	(0.52)	(1.19)	(2.37)	(2.98)	(2.19)	(2.65)

Net asset value at end of period	$21.03	$16.82	$15.68	$15.01	$13.66	$31.20	$20.75	$23.52	$28.04	$26.43

TOTAL RETURN(a)	38.39%	17.08%	12.50%	16.00%	16.50%	56.39%	(1.25)%	(5.76)%	14.51%	16.94%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.75%	0.75%	0.75%	0.75%	0.75%	0.35%	0.36%	0.36%	0.35%	0.36%
Ratio of expenses to average net assets(c)	0.75%	0.75%	0.75%	0.75%	0.75%	0.35%	0.36%	0.36%	0.35%	0.36%
Ratio of expense reductions to average net assets	–	0.00%	–	0.00%	0.00%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.24%	0.45%	0.81%	0.70%	0.76%	1.33%	1.28%	1.20%	1.25%	1.14%
Ratio of net investment income (loss) to average net assets(c)	0.24%	0.45%	0.81%	0.70%	0.76%	1.33%	1.28%	1.20%	1.25%	1.14%
Portfolio turnover rate	22%	37%	26%	21%	23%	18%	14%	14%	15%	14%
Number of shares outstanding at end of period (000’s)	31,517	31,185	30,448	29,613	30,427	123,862	131,740	123,200	122,466	128,379
Net assets at end of period (000’s)	$662,844	$524,630	$477,301	$444,633	$415,566	$3,864,639	$2,734,114	$2,897,313	$3,434,089	$3,392,738

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

351

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Strategic Growth Fund					Mid Cap Value Fund
	Year Ended May 31,					Nine Months Ended May 31, 2021(e)		Year Ended August 31,
	2021	2020	2019	2018	2017			2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$16.50	$15.49	$15.85	$13.92	$12.58	$15.38		$17.19	$22.13	$21.23	$20.45	$21.82

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.03)	(0.00)	0.00	0.01	0.02	0.04		0.13	0.14	0.09	0.07	0.14
Net realized and unrealized gain (loss) on investments and foreign currencies	7.83	1.89	1.13	2.66	2.24	7.02		(0.81)	(1.11)	2.62	2.17	1.73

Total income (loss) from investment operations	7.80	1.89	1.13	2.67	2.26	7.06		(0.68)	(0.97)	2.71	2.24	1.87

Distributions from:
Net investment income	(0.02)	–	(0.00)	(0.01)	–	(0.13)		(0.15)	(0.11)	(0.09)	(0.13)	(0.06)
Net realized gain on securities	(1.13)	(0.88)	(1.49)	(0.73)	(0.92)	(0.09)		(0.98)	(3.86)	(1.72)	(1.33)	(3.18)

Total distributions	(1.15)	(0.88)	(1.49)	(0.74)	(0.92)	(0.22)		(1.13)	(3.97)	(1.81)	(1.46)	(3.24)

Net asset value at end of period	$23.15	$16.50	$15.49	$15.85	$13.92	$22.22		$15.38	$17.19	$22.13	$21.23	$20.45

TOTAL RETURN(a)	47.61%	12.76%	7.45%	19.17%	18.43%	45.95%		(4.12)%	(4.14)%	12.90%	11.02%	9.62%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.78%	0.81%	0.81%	0.82%	0.82%	1.04	%@	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets(c)	0.78%	0.81%	0.81%	0.82%	0.82%	1.06	%@	1.07%	1.06%	1.05%	1.05%	1.06%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	(0.13%)	(0.03)%	(0.02)%	0.03%	0.12%	0.31	%@	0.82%	0.73%	0.40%	0.32%	0.65%
Ratio of net investment income (loss) to average net assets(c)	(0.13%)	(0.03)%	(0.02)%	0.03%	0.12%	0.29	%@	0.80%	0.72%	0.40%	0.32%	0.64%
Portfolio turnover rate	49%	25%	31%	40%	38%	31%		63%	44%	44%	44%	44%
Number of shares outstanding at end of period (000’s)	38,473	19,079	19,581	18,404	18,691	42,346		47,067	43,256	41,411	49,262	48,776
Net assets at end of period (000’s)	$890,709	$314,845	$303,288	$291,655	$260,170	$940,809		$724,100	$743,460	$916,284	$1,046,046	$997,576

@	Annualized
(a)

Total return includes if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

See Notes to Financial Statements

352

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Moderate Growth Lifestyle Fund												Nasdaq-100® Index Fund
	Nine Months Ended May 31, 2021(g)		Year Ended August 31,										Year Ended May 31,
			2020		2019		2018		2017		2016		2021		2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$14.16		$13.88		$15.00		$14.23		$13.98		$14.09		$18.29		$14.08	$13.97	$12.11	$9.92

Income (loss) from investment operations:
Net investment income (loss)(d)	0.28		0.31		0.24		0.26		0.24		0.30		0.06		0.08	0.12	0.06	0.07
Net realized and unrealized gain (loss) on investments and foreign currencies	2.49		0.93		(0.00)		1.08		0.92		0.70		7.74		4.72	0.26	2.48	2.73

Total income (loss) from investment operations	2.77		1.24		0.24		1.34		1.16		1.00		7.80		4.80	0.38	2.54	2.80

Distributions from:
Net investment income	(0.33)		(0.34)		(0.32)		(0.24)		(0.32)		(0.32)		(0.08)		(0.14)	(0.06)	(0.07)	(0.08)
Net realized gain on securities	(0.47)		(0.62)		(1.04)		(0.33)		(0.59)		(0.79)		(2.01)		(0.45)	(0.21)	(0.61)	(0.53)

Total distributions	(0.80)		(0.96)		(1.36)		(0.57)		(0.91)		(1.11)		(2.09)		(0.59)	(0.27)	(0.68)	(0.61)

Net asset value at end of period	$16.13		$14.16		$13.88		$15.00		$14.23		$13.98		$24.00		$18.29	$14.08	$13.97	$12.11

TOTAL RETURN(a)	19.65%		9.26%		1.71%		9.44%		8.42%		7.48%		43.47	%(f)	34.71%	2.76%	20.94%	28.88%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%@(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.51%		0.53%	0.53%	0.53%	0.53%
Ratio of expenses to average net assets(c)	0.13	%@(e)	0.14	%(e)	0.13	%(e)	0.13	%(e)	0.14	%(e)	0.14	%(e)	0.51%		0.53%	0.54%	0.54%	0.55%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		–		–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.39	%@(e)	2.24	%(e)	1.69	%(e)	1.75	%(e)	1.68	%(e)	2.15	%(e)	0.25%		0.49%	0.85%	0.49%	0.67%
Ratio of net investment income (loss) to average net assets(c)	2.36	%@(e)	2.20	%(e)	1.66	%(e)	1.72	%(e)	1.65	%(e)	2.11	%(e)	0.25%		0.49%	0.84%	0.48%	0.66%
Portfolio turnover rate	15%		49%		39%		47%		36%		33%		8%		8%	6%	3%	4%
Number of shares outstanding at end of period (000’s)	72,656		71,656		67,965		64,297		63,003		60,581		34,731		34,045	35,447	33,891	32,558
Net assets at end of period (000’s)	$1,172,232		$1,014,351		$943,311		$964,607		$896,346		$846,974		$833,580		$622,519	$499,269	$473,513	$394,400

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by affiliates
(g)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

See Notes to Financial Statements

353

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Science & Technology Fund						Small Cap Growth Fund
	Year Ended May 31,						Nine Months Ended May 31, 2021(f)		Year Ended August 31,
	2021	2020		2019	2018	2017			2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$29.88	$25.95		$31.14	$26.00	$21.30	$20.49		$16.89	$23.31	$16.98	$14.20	$15.31

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.22)	0.05		(0.10)	(0.09)	(0.01)	(0.13)		(0.11)	(0.11)	(0.12)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currencies	14.40	7.31		0.94	7.89	6.56	5.23		6.21	(1.22)	7.14	3.72	0.42

Total income (loss) from investment operations	14.18	7.36		0.84	7.80	6.55	5.10		6.10	(1.33)	7.02	3.64	0.39

Distributions from:
Net investment income	(0.02)	–		–	–	–	–		–	–	–	–	–
Net realized gain on securities	(4.66)	(3.43)		(6.03)	(2.66)	(1.85)	(2.74)		(2.50)	(5.09)	(0.69)	(0.86)	(1.50)

Total distributions	(4.68)	(3.43)		(6.03)	(2.66)	(1.85)	(2.74)		(2.50)	(5.09)	(0.69)	(0.86)	(1.50)

Net asset value at end of period	$39.38	$29.88		$25.95	$31.14	$26.00	$22.85		$20.49	$16.89	$23.31	$16.98	$14.20

TOTAL RETURN(a)	48.22%	30.60	%(e)	3.04%	30.08%	31.82%	25.62%		38.49%	(5.47)%	41.51%	26.05%	4.40%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.97%	0.97%		0.98%	0.97%	0.99%	1.11	%@	1.14%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.97%	0.97%		0.98%	0.97%	0.99%	1.19	%@	1.24%	1.23%	1.22%	1.25%	1.29%
Ratio of expense reductions to average net assets	0.00%	0.01%		0.00%	0.00%	0.01%	0.00	%@	0.01%	0.01%	0.00%	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	(0.60%)	0.19%		(0.35)%	(0.33)%	(0.06)%	(0.84	)%@	(0.61)%	(0.54)%	(0.61)%	(0.53)%	(0.22)%
Ratio of net investment income (loss) to average net assets(c)	(0.60%)	0.19%		(0.35)%	(0.33)%	(0.06)%	(0.92	)%@	(0.70)%	(0.61)%	(0.67)%	(0.62)%	(0.35)%
Portfolio turnover rate	88%	98%		89%	84%	92%	40%		48%	60%	63%	40%	39%
Number of shares outstanding at end of period (000’s)	78,910	54,314		53,666	45,064	43,461	36,204		10,271	11,386	9,239	8,088	7,035
Net assets at end of period (000’s)	$3,107,205	$1,623,083		$1,392,834	$1,403,433	$1,130,159	$827,215		$210,497	$192,341	$215,384	$137,330	$99,884

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.04% from gains on the disposal of investments in violation of investment restrictions.
(f)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

See Notes to Financial Statements

354

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Index Fund					Small Cap Special Values Fund
	Year Ended May 31,					Year Ended May 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$15.08	$18.76	$22.81	$20.23	$17.91	$8.80	$11.14	$13.84	$13.17	$12.05

Income (loss) from investment operations:
Net investment income (loss)(d)	0.12	0.17	0.22	0.22	0.21	0.07	0.12	0.12	0.15	0.19
Net realized and unrealized gain (loss) on investments and foreign currencies	9.54	(0.99)	(2.25)	3.85	3.43	5.81	(1.31)	(1.02)	1.84	1.97

Total income (loss) from investment operations	9.66	(0.82)	(2.03)	4.07	3.64	5.88	(1.19)	(0.90)	1.99	2.16

Distributions from:
Net investment income	(0.19)	(0.32)	(0.24)	(0.22)	(0.23)	(0.15)	(0.15)	(0.17)	(0.18)	(0.14)
Net realized gain on securities	(1.07)	(2.54)	(1.78)	(1.27)	(1.09)	(0.27)	(1.00)	(1.63)	(1.14)	(0.90)

Total distributions	(1.26)	(2.86)	(2.02)	(1.49)	(1.32)	(0.42)	(1.15)	(1.80)	(1.32)	(1.04)

Net asset value at end of period	$23.48	$15.08	$18.76	$22.81	$20.23	$14.26	$8.80	$11.14	$13.84	$13.17

TOTAL RETURN(a)	63.99%	(3.87)%	(9.23)%	20.42%	20.25%	66.92%	(10.88)%	(6.88)%	15.39%	17.65%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.42%	0.44%	0.40%	0.40%	0.41%	0.89%	0.88%	0.87%	0.87%	0.87%
Ratio of expenses to average net assets(c)	0.42%	0.44%	0.40%	0.40%	0.41%	0.89%	0.88%	0.87%	0.87%	0.87%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.00%	0.00%	0.01%	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.61%	0.94%	1.01%	0.99%	1.07%	0.58%	1.10%	0.91%	1.04%	1.47%
Ratio of net investment income (loss) to average net assets(c)	0.61%	0.94%	1.01%	0.99%	1.07%	0.58%	1.10%	0.91%	1.04%	1.47%
Portfolio turnover rate	14%	13%	16%	17%	12%	37%	37%	33%	37%	46%
Number of shares outstanding at end of period (000’s)	61,697	59,576	53,944	56,750	59,190	19,614	20,134	20,076	21,730	21,453
Net assets at end of period (000’s)	$1,448,543	$898,557	$1,012,040	$1,294,430	$1,197,209	$279,760	$177,110	$223,576	$300,745	$282,609

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

355

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Value Fund							Stock Index Fund
	Nine Months Ended May 31, 2021(e)		Year Ended August 31,					Year Ended May 31,
			2020	2019	2018	2017	2016	2021	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$9.51		$10.76	$15.74	$14.47	$13.57	$14.01	$40.27	$39.24	$39.46	$36.47	$33.14

Income (loss) from investment operations:
Net investment income (loss)(d)	0.05		0.10	0.15	0.15	0.11	0.13	0.60	0.81	0.72	0.63	0.61
Net realized and unrealized gain (loss) on investments and foreign currencies	6.11		(0.92)	(2.80)	2.36	1.48	1.27	15.20	3.86	0.62	4.49	4.96

Total income (loss) from investment operations	6.16		(0.82)	(2.65)	2.51	1.59	1.40	15.80	4.67	1.34	5.12	5.57

Distributions from:
Net investment income	(0.10)		(0.14)	(0.21)	(0.13)	(0.14)	(0.17)	(0.83)	(0.87)	(0.64)	(0.67)	(0.57)
Net realized gain on securities	–		(0.29)	(2.12)	(1.11)	(0.55)	(1.67)	(2.58)	(2.77)	(0.92)	(1.46)	(1.67)

Total distributions	(0.10)		(0.43)	(2.33)	(1.24)	(0.69)	(1.84)	(3.41)	(3.64)	(1.56)	(2.13)	(2.24)

Net asset value at end of period	$15.57		$9.51	$10.76	$15.74	$14.47	$13.57	$52.66	$40.27	$39.24	$39.46	$36.47

TOTAL RETURN(a)	64.80%		(7.72)%	(17.24)%	17.40%	11.61%	11.27%	39.93%	12.45%	3.43%	13.99%	17.08%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.01	%@	0.99%	0.95%	0.95%	0.95%	0.95%	0.29%	0.30%	0.33%	0.34%	0.34%
Ratio of expenses to average net assets(c)	1.06	%@	1.09%	1.06%	1.03%	1.03%	1.04%	0.32%	0.33%	0.33%	0.34%	0.34%
Ratio of expense reductions to average net assets	0.01	%@	0.01%	0.01%	0.00%	0.00%	0.00%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.53	%@	0.97%	1.07%	0.96%	0.71%	0.98%	1.26%	1.91%	1.78%	1.62%	1.75%
Ratio of net investment income (loss) to average net assets(c)	0.48	%@	0.87%	0.96%	0.88%	0.62%	0.89%	1.24%	1.88%	1.78%	1.62%	1.75%
Portfolio turnover rate	55%		69%	55%	46%	79%	59%	4%	3%	4%	3%	3%
Number of shares outstanding at end of period (000’s)	32,220		31,778	29,381	33,971	36,582	37,866	114,594	119,807	118,173	125,644	124,560
Net assets at end of period (000’s)	$501,758		$302,120	$316,042	$534,548	$529,505	$513,783	$6,035,053	$4,825,190	$4,637,546	$4,958,503	$4,542,334

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

See Notes to Financial Statements

356

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Systematic Core Fund					Systematic Value Fund
	Year Ended May 31,					Year Ended May 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$20.57	$20.35	$22.23	$20.70	$18.44	$11.79	$13.93	$15.91	$15.64	$13.97

Income (loss) from investment operations:
Net investment income (loss)(d)	0.15	0.18	0.21	0.19	0.20	0.14	0.23	0.34	0.20	0.24
Net realized and unrealized gain (loss) on investments and foreign currencies	8.62	2.68	0.43	2.34	2.94	3.94	(0.52)	(0.61)	1.45	2.16

Total income (loss) from investment operations	8.77	2.86	0.64	2.53	3.14	4.08	(0.29)	(0.27)	1.65	2.40

Distributions from:
Net investment income	(0.17)	(0.24)	(0.21)	(0.21)	(0.24)	(0.24)	(0.39)	(0.22)	(0.28)	(0.24)
Net realized gain on securities	(2.56)	(2.40)	(2.31)	(0.79)	(0.64)	(2.51)	(1.46)	(1.49)	(1.10)	(0.49)

Total distributions	(2.73)	(2.64)	(2.52)	(1.00)	(0.88)	(2.75)	(1.85)	(1.71)	(1.38)	(0.73)

Net asset value at end of period	$26.61	$20.57	$20.35	$22.23	$20.70	$13.12	$11.79	$13.93	$15.91	$15.64

TOTAL RETURN(a)	43.72%	15.08%	2.87%	12.17%	17.22%	36.90%	(2.34)%	(1.84)%	10.34%	17.25%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.68%	0.85%	0.85%	0.85%	0.85%	0.57%	0.80%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.90%	0.99%	0.92%	0.90%	0.91%	0.87%	1.16%	0.93%	0.92%	0.92%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.67%	0.85%	0.95%	0.88%	1.03%	1.39%	1.64%	2.14%	1.20%	1.57%
Ratio of net investment income (loss) to average net assets(c)	0.45%	0.71%	0.88%	0.83%	0.97%	1.09%	1.27%	2.06%	1.13%	1.49%
Portfolio turnover rate	20%	98%	44%	43%	34%	197%	265%	28%	24%	20%
Number of shares outstanding at end of period (000’s)	26,049	5,963	5,774	5,767	5,822	42,909	3,751	3,676	3,742	3,603
Net assets at end of period (000’s)	$693,185	$122,639	$117,501	$128,172	$120,515	$563,185	$44,233	$51,212	$59,532	$56,339

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

357

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	U.S. Socially Responsible Fund
	Nine Months Ended May 31, 2021(e)	Year Ended August 31,
		2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$20.91	$22.03	$23.09	$20.15	$19.23	$18.55

Income (loss) from investment operations:
Net investment income (loss)(d)	0.13	0.26	0.27	0.30	0.29	0.28
Net realized and unrealized gain (loss) on investments and foreign currencies	4.74	3.15	0.72	3.39	2.33	1.89

Total income (loss) from investment operations	4.87	3.41	0.99	3.69	2.62	2.17

Distributions from:
Net investment income	(0.25)	(0.33)	(0.34)	(0.35)	(0.29)	(0.28)
Net realized gain on securities	(0.68)	(4.20)	(1.71)	(0.40)	(1.41)	(1.21)

Total distributions	(0.93)	(4.53)	(2.05)	(0.75)	(1.70)	(1.49)

Net asset value at end of period	$24.85	$20.91	$22.03	$23.09	$20.15	$19.23

TOTAL RETURN(a)	23.38%	17.06%	4.46%	18.49%	13.90%	12.16%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.60%@	0.60%	0.56%	0.56%	0.56%	0.56%
Ratio of expenses to average net assets(c)	0.60%@	0.61%	0.61%	0.61%	0.61%	0.61%
Ratio of expense reductions to average net assets	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.77%@	1.20%	1.22%	1.37%	1.46%	1.47%
Ratio of net investment income (loss) to average net assets(c)	0.77%@	1.18%	1.17%	1.33%	1.41%	1.42%
Portfolio turnover rate	18%	14%	36%	5%	0%	25%
Number of shares outstanding at end of period (000’s)	33,370	35,643	32,675	34,175	39,701	39,360
Net assets at end of period (000’s)	$829,253	$745,440	$719,784	$789,118	$799,898	$756,821

@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

See Notes to Financial Statements

358

VALIC Company I

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of VALIC Company I and Shareholders of each of the thirty-seven funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds indicated in the table below (constituting VALIC Company I, hereafter collectively referred to as the “Funds”) as of May 31, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2021, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

VALIC Company I

Aggressive Growth Lifestyle Fund(1)	International Opportunities Fund(1)
Asset Allocation Fund(2)	International Socially Responsible Fund(2)
Blue Chip Growth Fund(2)	International Value Fund(2)
Capital Appreciation Fund(1)	Large Capital Growth Fund(2)
Conservative Growth Lifestyle Fund(1)	Mid Cap Index Fund(2)
Core Bond Fund(1)	Mid Cap Strategic Growth Fund(2)
Dividend Value Fund(2)	Mid Cap Value Fund(1)
Dynamic Allocation Fund(2)	Moderate Growth Lifestyle Fund(1)
Emerging Economies Fund(2)	Nasdaq-100® Index Fund(2)
Global Real Estate Fund(2)	Science & Technology Fund(2)
Global Strategy Fund(2)	Small Cap Growth Fund(1)
Government Money Market I Fund(2)	Small Cap Index Fund(2)
Government Securities Fund(2)	Small Cap Special Values Fund(2)
Growth Fund(2)	Small Cap Value Fund(1)
High Yield Bond Fund(1)	Stock Index Fund(2)
Inflation Protected Fund(2)	Systematic Core Fund(2)
International Equities Index Fund(2)	Systematic Value Fund(2)
International Government Bond Fund(2)	U.S. Socially Responsible Fund(1)
International Growth Fund(2)

(1)

The statements of operations for the year ended August 31, 2020 and the period September 1, 2020 through May 31, 2021, the statements of changes in net assets for each of the two years in the period ended August 31, 2020 and the period September 1, 2020 through May 31, 2021 and the financial highlights for each of the five years in the period ended August 31, 2020 and the period September 1, 2020 through May 31, 2021

(2)

The statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended May 31, 2021 and the financial highlights for each of the five years in the period ended May 31, 2021

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021 by correspondence with the custodian, transfer agents, brokers and agent banks; when replies were not received from brokers, transfer agents or agent banks we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

July 28, 2021

We have served as the auditor of one or more investment companies in the VALIC family of funds since 2008.

359

VALIC Company I

Statement Regarding Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, has been designated by the Board to administer the Funds’ liquidity risk management program (the “Program”). VALIC has appointed a Liquidity Risk Management Committee (the “Committee”) comprised of certain officers as well as certain personnel of SunAmerica Asset Management, LLC, in its capacity as the Funds’ administrator. The Committee is subject to the oversight of VALIC. VALIC and the Committee are referred to collectively herein as the “Program Administrator.” The Program is designed to assess, manage and periodically review each Fund’s liquidity risk, based on factors specific to the circumstances of each Fund. “Liquidity risk” means the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, the Program Administrator provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity Program report to the Board, the Program supported each Fund’s ability to honor redemption requests timely and VALIC’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. The Program Administrator reported that it has reviewed the Program and believes that the Program is reasonably designed to assess and manage the liquidity risk of each Portfolio of the Funds, that the Program has been effectively implemented to monitor and respond to liquidity developments (where necessary) and is operating effectively, and that the Program addresses potential liquidity risks in connection with the management of the Portfolios. Furthermore, the Program Administrator reported that each Fund operated as a “Primarily Highly Liquid Fund” during the review period, and therefore, did not have to comply with the Highly Liquid Investment Minimum requirements. Finally, the Program Administrator reported that each Fund had no breaches of the limit on illiquid investments, and therefore, no Board notification or regulatory filings were required.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

360

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

VALIC COMPANY I APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on August 3-4, 20201, the Board of Directors (the “Board”), including the Directors that are not interested persons of VALIC Company I (“VC I”), as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved with respect to Aggressive Growth Lifestyle Fund, Capital Appreciation Fund, Conservative Growth Lifestyle Fund, Core Bond Fund, High Yield Bond Fund, International Opportunities Fund, Mid Cap Value Fund, Moderate Growth Lifestyle Fund, Small Cap Value Fund and U.S. Socially Responsible Fund (each a “Fund” or “Successor Fund,” and collectively, the “Funds” or “Successor Funds”) the Investment Advisory Agreement (the “Advisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and VC I, on behalf of the Successor Funds, as well as the approval of the Investment Sub-Advisory Agreements between VALIC and the applicable sub-adviser(s) (each a “Sub-adviser” and, collectively, the “Sub-advisers”) for each Successor Fund (each, a “New Fund Sub-Advisory Agreement,” and collectively with the Advisory Agreement, the “New Fund Advisory Contracts”): BMO Asset Management Corp. (“BMO AM”), Boston Partners Global Investors, Inc. (“Boston Partners”), Delaware Investments Fund Advisers (“Delaware”), Janus Capital Management, LLC (“Janus”), J.P. Morgan Investment Management, Inc. (“JPMIM”), Massachusetts Financial Services Company (“MFS”), Mellon Investments Corporation (“Mellon”), Perkins Investment Management, LLC (“Perkins”), PineBridge Investments, LLC (“PineBridge”), SunAmerica Asset Management, LLC (“SunAmerica”) and Wellington Management Company LLP (“Wellington Management”) (each a “Sub-adviser,” and collectively, the “Sub-advisers”).

In connection with the approval of the New Fund Advisory Contracts, the Board, including the Independent Directors, received extensive information relating to certain factors the Board considered in determining whether to approve the New Fund Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of each corresponding VC II Funds that would be merged into each respective new series (each a “Predecessor Fund” and, together, the “Predecessor Funds”), compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Sub-advisory Expense Group/Universe”), as selected by an independent third-party provider of mutual fund data; (3) the investment performance of the Predecessor Funds compared to performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”) and against each Predecessor Fund’s benchmarks; (4) the costs of services and the benefits potentially derived by VALIC, the Sub-advisers and their respective affiliates; (5) a comparison of advisory fee schedules and performance with respect to other mutual funds and accounts with similar investment strategies and/or objectives to the Funds, as applicable, and which are advised or managed by VALIC or the Sub-advisers, as applicable; (6) whether the Funds will benefit from possible economies of scale from engaging VALIC and the Sub-advisers; (7) the profitability of VALIC, the Sub-advisers and their respective affiliates, including amounts retained by VALIC after payment of sub-advisory fees; (8) the terms of the New Fund Advisory Contracts; (9) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history; and (10) information about the services VALIC provides in connection with the oversight of the Sub-advisers. The Board noted that the investment objectives, strategies and policies, as well as the fees (except as previously noted) of the Successor Funds would be substantially identical to those of the Predecessor Funds. Therefore, the Board determined that the information provided in connection with the Board’s consideration of these factors with respect to the annual renewal of the Advisory Contracts with respect to the Predecessor Funds was relevant for the Board’s consideration of the New Fund Advisory Contracts with respect to the Successor Funds. Accordingly, the Board considered this information in connection with the New Fund Advisory Contracts.

The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the New Fund Advisory Contracts. The matters discussed below were also considered separately by the Independent Directors in executive sessions held during the August 2020 meeting during which such independent counsel provided guidance to the Independent Trustees. The Advisory Contracts were approved at the August 2020 meeting for a two-year term beginning September 1, 2020 and ending August 31, 2022.

Nature, Extent and Quality of Services. The Boards considered the nature, extent and quality of services to be provided to the Successor Funds by VALIC and the Sub-advisers. The Boards reviewed information provided by VALIC relating to its operations and personnel. The Boards also took into account their knowledge of VALIC’s management and the quality of the performance of VALIC’s duties, through Board meetings, discussions and reports during the preceding year and through VALIC’s long history of service to VC I. The Boards considered that VALIC is responsible for the management of the day-to-day operations of VC I, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Boards also noted that VALIC’s and the Sub-advisers’ management of VC I will be subject to the oversight of the Boards, and must be made in accordance with the investment objectives, policies and restrictions set forth in VC I’s prospectuses and statements of additional information. The Boards noted that VALIC will monitor the performance of the Successor Funds and from time-to-time recommend sub-adviser changes and/or other changes intended to improve the performance of the Successor Funds.

The Boards noted that VALIC personnel meet on a regular basis to discuss the performance of VC I and would be expected to discuss the positioning of the insurance products, employer-sponsored retirement plans and the Successor Funds generally vis-à-vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Advisory Agreement with respect to each Successor Fund. The Board also considered VALIC’s risk management processes. The Board further considered the significant risks assumed by VALIC in connection with the services to be provided to the Successor Funds, including entrepreneurial risk in sponsoring the new Successor Funds and risks such as operational, reputational, liquidity, litigation, regulatory and compliance risks with respect to the Successor Funds.

With respect to the services to be provided by the Sub-advisers, the Boards considered information provided to them regarding the services provided by each Sub-adviser, including information presented throughout the previous year. The Boards noted that each Sub-adviser (i) will determine the securities to be purchased or sold on behalf of the Fund(s) it manages as may be necessary in connection therewith; (ii) will provide VALIC with records concerning its activities, which VALIC or the Funds will be required to maintain; and (iii) will render regular reports to VALIC and to officers and Boards concerning its discharge of the foregoing responsibilities. The Boards reviewed each

1

On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the August 3-4, 2020 meeting was held telephonically in reliance on the Orders.

361

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

Sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-adviser’s investment, compliance and other personnel who provide services to the Funds. The Boards also took into account the financial condition of each Sub-adviser. The Boards also considered each Sub-adviser’s brokerage practices and risk management processes.

The Boards reviewed VALIC’s and SunAmerica’s compliance program and personnel. The Boards also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic. The Boards noted that SunAmerica is an affiliated company of VALIC and will serve as the administrator to the Successor Funds, as well as sub-advise certain Successor Funds. The Boards also considered VALIC’s and each Sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.

The Boards concluded that the scope and quality of the advisory services to be provided by VALIC and the Sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Successor Funds.

Investment Performance. Because the Successor Funds had not commenced operations, the Board could not evaluate prior investment performance for the Successor Funds. However, the Board reviewed and was satisfied with certain information regarding expected performance that was based upon the Successor Funds’ proposed investment strategies, including performance of the Predecessor Funds.

Fees and Expenses. The Boards received and reviewed information regarding each Successor Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in the Predecessor Funds’ Expense Group, Expense Universe and Sub-advisory Expense Universe and, in some cases, the Sub-advisory Expense Group. The Board noted that the investment objective, strategy and policies of each Successor Fund would be identical to those of the corresponding Predecessor Fund and, thus, the Successor Funds would be part of the same Expense Groups/Universes and Sub-advisory Expense Groups/Universes as the corresponding Predecessor Funds. The Board noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Sub-advisers at arms-length. The Boards also considered that the sub-advisory fees will be paid by VALIC out of its advisory fees it receives from the Successor Funds and will not be paid by the Successor Funds, and that sub-advisory fees may vary widely within the Sub-advisory Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Boards noted the affiliation of SunAmerica with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC would consider fee waivers and expense limitations with respect to the Successor Funds prior to their launch.

The Sub-advisers provided, and the Boards also considered, expense information of comparable accounts managed by the Sub-advisers, as applicable, which accounts may include one or more of the following types of accounts: retail mutual funds, mutual funds sold through variable annuity and variable insurance products, and other institutional-type accounts.

Among other data provided, the Board noted that the proposed management fee and total expenses for each Successor Fund were within the range of the respective Predecessor Fund’s Expense Group/Universe. Expense ratio data included in the independent third-party report was based on unaudited data from the semi-annual report dated November 30, 2019, for VC I and from the semi-annual report dated February 29, 2020, for VC II.

The Board considered management’s discussion of each Successor Fund’s expenses and concluded that the advisory fee and sub-advisory fee for each Successor Fund would be fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreement for the Predecessor Funds. The Board noted that it would expect VALIC’s profitability with respect to the Successor Funds to be substantially the same as its profitability with respect to the Predecessor Funds, except for the impact of the Services Agreement for each Predecessor Fund. The Board considered the costs that will be borne by the Successor Funds. For its services, VALIC will receive a fee, payable monthly from each Successor Fund in an amount that is calculated as a percentage of the average monthly net assets of the respective Successor Fund.

The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-advisers; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC, or its affiliates, will receive benefits in addition to the advisory fee to be paid by the Successor Funds, which include transfer agency fees, administrative services fees, and sub-advisory fees. The Board also considered that the transfer agency fees will be paid by the Successor Funds for the provision of recordkeeping and shareholder services to contract owners and participants. The transfer agency services will be provided for a flat fee based on the estimated cost of providing such services, and the payment for such services will be allocated to each Successor Fund based on the number of accounts serviced. The Board also considered that the Successor Funds will pay SunAmerica, an affiliate of VALIC, an annual fee based on each Successor Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SunAmerica will receive from the Successor Funds, SunAmerica will compensate VALIC for certain administrative services, and the Successor Funds’ custodian, State Street, for calculation of the daily net asset value. The Board also noted that SunAmerica will receive sub-advisory fees for those Successor Funds for which it serves as sub-adviser.

The Board also considered that VALIC will be able to exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Successor Funds to the same extent the Successor Funds will receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Board noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Successor Funds that benefit VALIC. These benefits can be material. The Board also noted that VALIC and its affiliates may receive revenue sharing payments from certain Sub-advisers to the Successor Funds in connection with certain administrative, marketing and other servicing activities, which payments help offset costs for education, marketing activities and training to support sales of the Successor Funds, including sales through variable annuity contracts and variable life insurance policies (“Variable Contracts”) issued by VALIC, as well as occasional gifts, entertainment or other compensation as incentives. The Board further noted that VALIC, as adviser to the Funds, also makes certain payments to its

362

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

affiliated life insurers (collectively, the “Life Companies”) for certain administrative services rendered to the Variable Contract owners/policyholders who allocate all or a portion of their purchase payments to one or more of the Funds. In addition, the Board considered that, because shares of the Successor Funds will be offered as investment options through Variable Contracts issued by VALIC and the Life Companies, the investment objectives, strategies and performance of the Successor Funds may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

In considering the anticipated profitability to VALIC and its affiliates in connection with their relationship with the Successor Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Predecessor Fund, the cost of providing such services and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a fund-by-fund basis with respect to the Predecessor Funds, as well as an Investment Management Profitability Analysis prepared by an independent information service, Broadridge, noting that VALIC’s profitability with respect to the Predecessor Funds was generally in the range of the profitability of companies contained in the report. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC and its affiliates, as adviser, as transfer agent and/or as shareholder servicing agent, as applicable, of the Predecessor Funds. The Board further considered the amount of sub-advisory fees paid out by VALIC and the amount of the advisory fees that it retained with respect to the Predecessor Funds and determined that these amounts were reasonable in light of the services performed by VALIC and the Sub-advisers, respectively. In addition, the Board considered the profitability of SunAmerica in its role as the administrator of the Predecessor Funds and as sub-adviser to certain Predecessor Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Predecessor Funds was reasonable and that, therefore, the expected profitability with respect to the Successor Funds would be reasonable.

In considering the profitability to the Sub-advisers in connection with their relationship to the Successor Funds, the Board noted that the fees under the Sub-Advisory Agreements will be paid by VALIC out of the advisory fees that VALIC will receive under the Advisory Agreement. With respect to the unaffiliated Sub-advisers, the Boards also relied on the ability of VALIC to negotiate the New Fund Sub-Advisory Agreements and the fees thereunder at arm’s length.

For each of the above reasons, the Boards determined that the anticipated profitability to the Sub-advisers from their relationship with the Successor Funds was not a material factor in their deliberations with respect to consideration of approval of the New Fund Sub-Advisory Agreements.

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates that will be payable to VALIC and each of the Sub-advisers with respect to most of the Successor Funds will contain breakpoints, which will allow the Successor Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Successor Funds’ proposed advisory fee and sub-advisory fee structure, including with respect to the Successor Funds that do not currently have breakpoints. The Board also considered the effect of each Successor Fund’s growth and size on its performance and fees, noting that if the Successor Funds’ assets increase over time, the Successor Funds may realize other economies of scale if assets increase proportionally more than expenses. The Boards concluded that no changes to the advisory fee structure of the Funds were necessary.

For similar reasons as stated above with respect to the Sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Successor Funds are not a material factor to the approval of the New Fund Sub-Advisory Agreements, although it was noted that most of the Successor Funds have breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the New Fund Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Successor Funds. The Board noted that the New Fund Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the New Fund Advisory Contracts and other terms contained therein. The Board concluded that the terms of each of the New Fund Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and the Sub-advisers’ compliance personnel and regulatory history, including information whether they were currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entity’s compliance staff that would be responsible for providing compliance functions on behalf of the Successor Funds and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Successor Funds.

Conclusions. In reaching its decision to approve the New Fund Advisory Contracts, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that VALIC and each Sub-adviser possess the capability and resources to perform the duties required of them under their respective New Fund Advisory Contracts.

Further, based upon its review of the New Fund Advisory Contracts, the materials provided, and the considerations described above, the Boards, including the Independent Directors, concluded that (1) the terms of the New Fund Advisory Contracts are reasonable, fair and in the best interests of each of the Successor Funds and its respective future shareholders, and (2) the fee rates payable under the New Fund Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

363

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

VALIC COMPANY I APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on October 26, 20201, the Board of Directors (the “Board”), including the Directors that are not interested persons of VALIC Company I (“VC I”), as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved with respect to the Small Cap Growth Fund (the “Fund” or “Successor Fund”) the Investment Advisory Agreement (the “Advisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and VC I, on behalf of the Successor Fund, as well as the approval of the Investment Sub-Advisory Agreements between VALIC and the applicable sub-adviser (“Sub-adviser”) for the Successor Fund (the “New Fund Sub-Advisory Agreement,” and collectively with the Advisory Agreement, the “New Fund Advisory Contracts”): J.P. Morgan Investment Management Inc. (“JPMIM”) (a “Sub-adviser”).

In connection with the approval of the Advisory Contracts, the Board received extensive information relating to certain factors the Board considered in determining whether to approve the New Fund Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and JPMIM; (2) the advisory fee and sub-advisory fees charged in connection with VALIC’s and JPMIM’s management of the corresponding VC II Fund that has the same name, and from which the Successor Fund will adopt the performance and financial information (the “Predecessor Fund”), compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Sub-advisory Expense Group/Universe”), as selected by an independent third-party provider of mutual fund data; (3) the investment performance of the Predecessor Fund compared to performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”) and against the Predecessor Fund’s benchmark; (4) the costs of services and the benefits potentially derived by VALIC, JPMIM and their respective affiliates; (5) a comparison of advisory fee schedules and performance with respect to other mutual funds and accounts with similar investment strategies and/or objectives to the Predecessor Fund and which are advised or managed by VALIC or JPMIM, as applicable; (6) whether the Successor Fund will benefit from possible economies of scale from engaging VALIC and JPMIM; (7) the profitability of VALIC, JPMIM and their respective affiliates, including amounts retained by VALIC after payment of sub-advisory fees; (8) the terms of the New Fund Advisory Contracts; (9) information regarding VALIC’s and JPMIM’s compliance and regulatory history; and (10) information about the services VALIC provides in connection with the oversight of Fund subadvisers. The Board noted that the investment objectives, strategies and policies, as well as the fees (except as previously noted) of the Successor Fund would be substantially identical to those of the Predecessor Fund. Therefore, the Board determined that the information provided in connection with the Board’s consideration of these factors with respect to the annual renewal of the Predecessor Fund Advisory Agreement with respect to the Predecessor Fund was relevant for the Board’s consideration of the New Fund Advisory Contracts with respect to the Successor Fund. Accordingly, the Board considered this information in connection with the New Fund Advisory Contracts.

The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the New Fund Advisory Contracts. The matters discussed below were also considered separately by the Independent Directors in executive sessions held during the August 2020 meeting during which such independent counsel provided guidance to the Independent Trustees. The Advisory Contracts were approved at the August 2020 meeting for a two-year term beginning September 1, 2020 and ending August 31, 2022.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Successor Fund by VALIC and JPMIM. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their knowledge of VALIC’s management and the quality of the performance of VALIC’s duties, through Board meetings, discussions and reports during the preceding year and through VALIC’s long history of service to VC I. The Board considered that VALIC is responsible for the management of the day-to-day operations of VC I, including but not limited to, general supervision of and coordination of the services provided by JPMIM, and is also responsible for monitoring and reviewing the activities of JPMIM and other third-party service providers. The Board also noted that VALIC’s and JPMIM’s management of VC I will be subject to the oversight of the Board and must be made in accordance with the investment objectives, policies and restrictions set forth in VC I’s prospectuses and statements of additional information. The Board noted that VALIC will monitor the performance of the Successor Fund and from time-to-time recommend sub-adviser changes and/or other changes intended to improve the performance of the Successor Fund.

The Board noted that VALIC personnel meet on a regular basis to discuss the performance of VC I and would be expected to discuss the positioning of the insurance products, employer-sponsored retirement plans and the Successor Fund generally vis-à-vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Advisory Agreement with respect to the Successor Fund. The Board also considered VALIC’s risk management processes. The Board further considered the significant risks assumed by VALIC in connection with the services to be provided to the Successor Fund, including entrepreneurial risk in sponsoring the new Successor Fund and risks such as operational, reputational, liquidity, litigation, regulatory and compliance risks with respect to the Successor Fund.

With respect to the services to be provided by JPMIM, the Board considered information provided to them regarding the services provided by JPMIM, including information presented throughout the previous year. The Board noted that JPMIM (i) will determine the securities to be purchased or sold on behalf of the Successor Fund as may be necessary; (ii) will provide VALIC with records concerning its activities, which VALIC or VC I will be required to maintain; and (iii) will render regular reports to VALIC and to officers and Boards concerning its discharge of the foregoing responsibilities. The Board reviewed JPMIM’s history and investment experience as well as information regarding the qualifications, background and responsibilities of JPMIM’s investment, compliance and other personnel who provide services to the Predecessor Fund. The Board also took into account the financial condition of JPMIM. The Board also considered JPMIM’s brokerage practices and risk management processes.

1

On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the October 26, 2020 meeting was held telephonically in reliance on the Orders.

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VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

The Board reviewed VALIC’s and SunAmerica’s compliance program and personnel. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic. The Board noted that SunAmerica is an affiliated company of VALIC and will serve as the administrator to the Successor Fund. The Board also considered VALIC’s and JPMIM’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.

The Board concluded that the scope and quality of the advisory services to be provided by VALIC and JPMIM were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Successor Fund.

Investment Performance. Because the Successor Fund had not commenced operations, the Board could not evaluate prior investment performance for the Successor Fund. However, the Board reviewed and was satisfied with certain information regarding expected performance that was based upon the Successor Fund’s proposed investment strategies, including performance of the Predecessor Fund.

Fees and Expenses. The Board received and reviewed information regarding the Successor Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in the Predecessor Fund’s Expense Group, Expense Universe and Sub-advisory Expense Universe and the Sub-advisory Expense Group. The Board noted that the investment objective, strategy and policies of the Successor Fund would be identical to those of the Predecessor Fund and, thus, the Successor Funds would be part of the same Expense Groups/Universes and Sub-advisory Expense Groups/Universes as the Predecessor Fund. The Board noted that VALIC negotiates the sub-advisory fees with JPMIM at arms-length. The Board also considered that the sub-advisory fees will be paid by VALIC out of its advisory fees it receives from the Successor Fund and will not be paid by the Successor Fund, and that sub-advisory fees may vary widely within the Sub-advisory Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board also noted that VALIC would consider fee waivers and expense limitations with respect to the Successor Fund prior to their launch.

JPMIM provided, and the Board also considered, expense information of comparable mutual funds managed by JPMIM. Among other data provided, the Board noted that the proposed management fee and total expenses for the Successor Fund were within the range of the Predecessor Fund’s Expense Group/Universe. Expense ratio data included in the independent third-party report was based on unaudited data from VC II’s semi-annual report dated February 29, 2020.

The Board considered management’s discussion of the Successor Fund’s expenses and concluded that the advisory fee and sub-advisory fee for the Successor Fund would be fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreement for the Predecessor Fund. The Board noted that it would expect VALIC’s profitability with respect to the Successor Fund to be substantially the same as its profitability with respect to the Predecessor Fund, except for the impact of the Services Agreement for Predecessor Fund. The Board considered the costs that will be borne by the Successor Fund. For its services, VALIC will receive a fee, payable monthly from the Successor Fund in an amount that is calculated as a percentage of the average monthly net assets of the Successor Fund.

The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-advisers; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC, or its affiliates, will receive benefits in addition to the advisory fee to be paid by the Successor Fund, which include transfer agency fees and administrative services fees. The Board also considered that the transfer agency fees will be paid by the Successor Fund for the provision of recordkeeping and shareholder services to contract owners and participants. The transfer agency services will be provided for a flat fee based on the estimated cost of providing such services, and the payment for such services will be allocated based on the number of accounts serviced. The Board also considered that the Successor Fund will pay SunAmerica, an affiliate of VALIC, an annual fee based on the Successor Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SunAmerica will receive from the Successor Fund, SunAmerica will compensate VALIC for certain administrative services, and the Successor Fund’s custodian, State Street, for calculation of the daily net asset value.

The Board also considered that VALIC will be able to exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Successor Fund to the same extent the Successor Fund will receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Board noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in the Successor Fund that benefit VALIC. These benefits can be material. The Board also noted that VALIC and its affiliates may receive revenue sharing payments from JPMIM in connection with certain administrative, marketing and other servicing activities, which payments help offset costs for education, marketing activities and training to support sales of the Successor Fund, including sales through variable annuity contracts and variable life insurance policies (“Variable Contracts”) issued by VALIC, as well as occasional gifts, entertainment or other compensation as incentives. The Board further noted that VALIC, as adviser to the Successor Fund, may also make certain payments to the Life Companies for certain administrative services to be rendered to the Variable Contract owners/policyholders who allocate all or a portion of their purchase payments to the Successor Fund. In addition, the Board considered that, because shares of the Successor Fund will be offered as investment options through Variable Contracts issued by VALIC and the Life Companies, the investment objectives, strategies and performance of the Successor Fund may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

In considering the anticipated profitability to VALIC and its affiliates in connection with their relationship with the Successor Fund, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing the Predecessor Fund, the cost of providing such services and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed an Investment Management Profitability Analysis prepared by an independent information service, Broadridge, noting that VALIC’s profitability with respect to the Funds was generally in the range of the profitability of companies contained in the report. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of

365

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

profitability of VALIC and its affiliates, as adviser and as transfer agent of the Predecessor Fund. The Board further considered the amount of sub-advisory fees paid out by VALIC and the amount of the advisory fees that it retained with respect to the Predecessor Fund and determined that these amounts were reasonable in light of the services performed by VALIC and JPMIM, respectively. In addition, the Board considered the profitability of SunAmerica in its role as the administrator of the Predecessor Fund. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Predecessor Fund was reasonable and that, therefore, the expected profitability with respect to the Successor Fund would be reasonable.

In considering the profitability to JPMIM in connection with their relationship to the Successor Fund, the Board noted that the fees under the New Fund Sub-Advisory Agreement will be paid by VALIC out of the advisory fees that VALIC will receive under the Advisory Agreement. The Board also relied on the ability of VALIC to negotiate the New Fund Sub-Advisory Agreement and the fees thereunder at arm’s length.

For each of the above reasons, the Board determined that the anticipated profitability to JPMIM from their relationship with the Successor Fund was not a material factor in their deliberations with respect to consideration of approval of the New Fund Sub-Advisory Agreement.

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates that will be payable to VALIC and JPMIM with respect to the Successor Fund will contain breakpoints, which will allow the Successor Fund to participate in any economies of scale. The Board also took into account management’s discussion of the Successor Fund’s proposed advisory fee and sub-advisory fee structure. The Board also considered the effect of the Successor Fund’s growth and size on its performance and fees, noting that if the Successor Fund’s assets increase over time, the Successor Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board concluded that no changes to the advisory fee structure of the Successor Fund, from that of the Predecessor Fund, were necessary.

For similar reasons as stated above with respect to JPMIM’s profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in JPMIM’s management of the Successor Fund are not a material factor to the approval of the New Fund Sub-Advisory Agreement, although it was noted that the Successor Fund has breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the New Fund Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and JPMIM and noted that VALIC would compensate JPMIM out of the advisory fee it receives from the Successor Fund. The Board noted that the New Fund Sub-Advisory Agreement provides that JPMIM will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the New Fund Advisory Contracts and other terms contained therein. The Board concluded that the terms of the New Fund Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and JPMIM’s compliance personnel and regulatory history, including information whether they were currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entity’s compliance staff that would be responsible for providing compliance functions on behalf of the Successor Fund and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Successor Fund.

Conclusions. In reaching its decision to approve the New Fund Advisory Contracts, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that VALIC and JPMIM possess the capability and resources to perform the duties required of them under their respective New Fund Advisory Contracts.

Further, based upon its review of the New Fund Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the New Fund Advisory Contracts are reasonable, fair and in the best interests of the Successor Fund and its respective future shareholders, and (2) the fee rates payable under the New Fund Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

366

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

VALIC COMPANY I DIVIDEND VALUE FUND APPROVAL OF SUB-ADVISORY AGREEMENT

At a meeting held on April 26-27, 2021 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved an Investment Sub-Advisory Agreement (the “New Sub-Advisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and ClearBridge Investments, LLC (“ClearBridge”) with respect to the Dividend Value Fund (the “Fund”). In connection with the approval of the New Sub-Advisory Agreement with ClearBridge, the Board approved the termination of the existing Investment Sub-Advisory Agreement between VALIC and the Fund’s prior sub-adviser, SunAmerica Asset Management, LLC (“SunAmerica”) with respect to the Fund.

In connection with the approval of the New Sub-Advisory Agreement, the Board, including the Independent Directors, received materials at the Meeting relating to certain factors the Board considered in determining whether to approve the New Sub-Advisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by ClearBridge; (2) the sub-advisory fees proposed to be charged in connection with ClearBridge’s management of the Fund compared to sub-advisory fee rates of a group of funds with similar investment objectives, as selected by an independent third-party provider of investment company data (“Sub-advisory Expense Group/Universe”); (3) the investment performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group”), and the performance of comparable funds and accounts managed by ClearBridge; (4) the costs of services and the benefits potentially to be derived by ClearBridge; (5) whether the Fund will benefit from possible economies of scale from engaging ClearBridge; (6) the anticipated profitability of VALIC; (7) information regarding ClearBridge’s brokerage and trading practices and compliance and regulatory history; and (8) the terms of the proposed New Sub-Advisory Agreement.

In considering whether to approve the New Sub-Advisory Agreement, the Board also took into account a presentation made at the Meeting by members of management as well as a presentation made by representatives from ClearBridge who responded to questions posed by the Board and management. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the New Sub-Advisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by ClearBridge. The Board reviewed information provided by ClearBridge relating to its operations and personnel. The Board also noted that ClearBridge’s management of the Fund will be subject to the oversight of VALIC and the Board and must be made in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.

The Board considered information provided to them regarding the services to be provided by ClearBridge. The Board noted that ClearBridge will (i) manage the investment and reinvestment of the assets of the Fund including, for example, the evaluation of pertinent economic, statistical, financial, and other data, the determination, in its discretion without prior consultation with VALIC or VC I’s Board, of the industries, securities and other investments to be represented in the Fund’s portfolio, and the formulation and implementation of investment programs; (ii) maintain a trading desk and place orders for the purchase and sale of portfolio investments (including futures contracts or other derivatives) for the Fund’s account with brokers or dealers (including futures commission merchants) selected by ClearBridge, or arrange for any other entity to provide a trading desk and to place orders with brokers and dealers (including futures commission merchants) selected by ClearBridge, subject to ClearBridge’s control, direction, and supervision, which brokers or dealers may include brokers or dealers (including futures commission merchants) affiliated with ClearBridge, subject to applicable law; and (iii) in performing its obligations under the New Sub-Advisory Agreement, ClearBridge may, at its own discretion, delegate any or all of its discretionary investment, advisory and other rights, powers and functions thereunder to any advisory affiliate, without further written consent of VALIC provided that ClearBridge shall always remain liable for its obligations thereunder. The Board considered ClearBridge’s history and investment experience as well as information regarding the qualifications, background and responsibilities of ClearBridge’s investment personnel who would provide services to the Fund. The Board also reviewed ClearBridge’s brokerage practices. The Board also noted that it received information on ClearBridge’s financial condition and its compliance function. The Board also considered ClearBridge’s risk management processes and regulatory history, including information regarding whether it was involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the sub-advisory services to be provided by ClearBridge were expected to be satisfactory and that there was a reasonable basis to conclude that ClearBridge would provide a high quality of investment services to the Fund.

Fees and Expenses; Investment Performance. The Board noted that the sub-advisory fee rate payable with respect to the Fund would decline on Fund assets above $1 billion as a result of the change in sub-adviser, and would remain the same at all lower asset levels. The Board considered information received regarding the sub-advisory fees paid with respect to the Fund for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Sub-advisory Expense Group/Universe. The Board also considered expense information of comparable funds and accounts managed by ClearBridge and the reasons for any differences between the rates. The Board noted that VALIC negotiated the sub-advisory fee with ClearBridge at arm’s length.

The Board also considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board also took into account that management was requesting that the Board approve the continuation of the Advisory Fee Waiver Agreement between VALIC and VC I under which VALIC will waive a portion of its management fee with respect to the Fund. Therefore, the Board considered that the appointment of ClearBridge will not result in an increase to the management fee paid by the Fund to VALIC.

The Board considered that the proposed sub-advisory fee payable to ClearBridge is below the average and equal to the median of the Fund’s Sub-advisory Expense Group and slightly above the median of the Fund’s Sub-advisory Expense Universe. The Board also took account of management’s discussion of the Fund’s proposed sub-advisory fees and concluded in light of all factors considered that such fees were reasonable.

367

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

The Board also received and reviewed information prepared by an independent third-party provider of mutual fund data regarding the Fund’s investment performance compared against the Performance Group as of the period ended December 31, 2020. The Board also considered the performance of other funds managed by ClearBridge using a similar investment strategy as that which ClearBridge will use to manage the Fund. The Board noted management’s representation that the proposed strategy would have performed better than the current Fund and the Fund’s Morningstar category average, but with a lower risk profile.

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the New Sub-Advisory Agreement. The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-adviser; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that the sub-advisory fee payable by VALIC with respect to the Fund would remain the same at current asset levels and be reduced at asset levels above $1 billion as a result of the replacement of SunAmerica with ClearBridge. The Board also noted that VALIC would waive a portion of its management fee if the New Sub-Advisory Agreement is approved. The Board, therefore, reviewed information provided by VALIC with respect to the expected impact on its profitability if ClearBridge is retained as the Fund’s sub-adviser. The Board also considered that the sub-advisory fee rate was negotiated with ClearBridge at arm’s length. In considering the anticipated profitability to ClearBridge in connection with its relationship to the Fund, the Directors noted that the fees under the New Sub-Advisory Agreement will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund.

In light of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of ClearBridge from its relationship with the Fund was not material to their deliberations with respect to the consideration of approval of the New Sub-Advisory Agreement.

Economies of Scale. For similar reasons as stated above with respect to ClearBridge’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in ClearBridge’s management of the Fund is not a material factor to the approval of the New Sub-Advisory Agreement.

Terms of the New Sub-Advisory Agreement. The Board reviewed the terms of the New Sub-Advisory Agreement including the duties and responsibilities to be undertaken. The Board noted that the New Sub-Advisory Agreement between VALIC and ClearBridge and the current sub-advisory agreement between VALIC and SunAmerica are similar, except that the New Sub-Advisory Agreement differs, among other things, in: (i) the parties to the agreement; (ii) the effective date of the agreement; (iii) the addition of language permitting the sub-adviser to delegate any or all of its discretionary investment, advisory and other rights, powers and functions thereunder to any advisory affiliate; (iv) the addition of express terms relating to compliance with state laws and regulations; (v) the addition of language related to how the sub-adviser shall manage the portion of the assets of the Fund allocated to it as if it was a separate operating fund; (vi) the addition of a provision requiring the sub-adviser to assist the Fund and its agents with respect to the valuation of Fund assets; (vii) the addition of language permitting the sub-adviser to engage its affiliates, VALIC or its affiliates or other sub-advisers as broker-dealers or futures commission merchants to effect Fund transactions in securities and other investments for the Fund; (viii) the addition of language that states VALIC will vote proxies relating to securities held by the Fund and that the sub-adviser is not responsible for taking any action with respect to litigation on behalf of the Fund; (ix) the addition of certain express terms relating to indemnification; (x) the addition of certain express terms concerning the preservation of the Fund’s books and records; (xi) the law governing the agreement; (xii) the elimination of language requiring VALIC to furnish the sub-adviser with copies of Fund documents that refer to the sub-adviser; and (xiii) the addition of certain express terms relating to confidentiality. The Board concluded that the terms of the New Sub-Advisory Agreement were reasonable.

Conclusions. In reaching its decision to approve the New Sub-Advisory Agreement, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that ClearBridge possesses the capability and resources to perform the duties required of it under the New Sub-Advisory Agreement.

368

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

VALIC COMPANY I INTERNATIONAL GROWTH FUND APPROVAL OF SUB-ADVISORY AGREEMENT

At a meeting held on April 26-27, 2021 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved a sub-subadvisory agreement between Morgan Stanley Investment Management Inc. (“MSIM”) and Morgan Stanley Investment Management Company (“MSIM Co.”), with respect to the International Growth Fund, a series of VC I (the “MSIM Co. Sub-Sub-Advisory Agreement”).

In connection with the approval of the MSIM Co. Sub-Sub-Advisory Agreement, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the MSIM Co. Sub-Sub-Advisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by MSIM Co.; (2) the key personnel of MSIM Co. who will provide services to the Fund; (3) MSIM Co.’s compliance policies and procedures; (4) MSIM Co.’s brokerage and soft dollar practices; and (5) information relating to any economies of scale and other benefits to be realized by MSIM Co. as a result of the MSIM Co. Sub-Sub-Advisory Agreement.

In considering whether to approve the MSIM Co. Sub-Sub-Advisory Agreement, the Board also took into account a presentation made at the Meeting by members of management. The Board noted that in accordance with Section 15(c) of the 1940 Act, MSIM Co. furnished the Board with extensive information in connection with the consideration of the MSIM Co. Sub-Sub-Advisory Agreement. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the MSIM Co. Sub-Sub-Advisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Funds by MSIM Co. The Board reviewed information provided by MSIM Co. relating to MSIM Co.’s operations and personnel. The Board also took into account that the individual at MSIM currently responsible for managing the Fund’s portfolio will continue to manage the Fund’s portfolio under the MSIM Co. Sub-Sub-Advisory Agreement. The Board also noted that MSIM Co.’s management of the Fund will be subject to the oversight of MSIM, VALIC and the Board, and must be done in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information. The Board also noted that the Fund’s principal investment strategies and techniques were not expected to change.

The Board considered information provided to them regarding the services to be provided by MSIM Co. The Board noted that MSIM Co. will determine the securities to be purchased or sold on behalf of the Fund and that MSIM will continue to be responsible for providing VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and for rendering regular reports to VALIC and to officers and Directors of the Fund concerning its discharge of the foregoing responsibilities. The Board considered that the delegation of any of such duties to MSIM Co. will in no way relieve MSIM of its duties under the sub-advisory agreement between MSIM and the Fund. The Board reviewed information regarding the qualifications, background and responsibilities of MSIM Co.’s investment and compliance personnel who would provide services to the Fund. The Board also took into account the financial condition of MSIM Co. The Board also reviewed MSIM Co.’s brokerage practices. The Board also considered MSIM Co.’s risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the services to be provided by MSIM Co. were expected to be satisfactory and that there was a reasonable basis to conclude that MSIM Co. would provide a high quality of investment services to the Fund.

Fees and Expenses; Profitability. The Board considered that MSIM is responsible for payment of the sub-sub-advisory fees and that the MSIM Co. Sub-Sub-Advisory Agreement is not expected to have any impact on VALIC’s profitability.

Economies of Scale. For similar reasons as stated above with respect to MSIM Co.’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in MSIM Co.’s management of the Fund is not a material factor to the approval of the MSIM Co. Sub-Sub-Advisory Agreement.

Terms of the Sub-Sub-Advisory Agreement. The Board reviewed the terms of the MSIM Co. Sub-Sub-Advisory Agreement, including the duties and responsibilities to be undertaken. The Board concluded that the terms of the MSIM Co. Sub-Sub-Advisory Agreement were reasonable.

Conclusions. In reaching its decisions to approve the MSIM Co. Sub-Sub-Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that MSIM Co. possesses the capability and resources to perform the duties required under the MSIM Co. Sub-Sub-Advisory Agreement.

369

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

VALIC COMPANY I SMALL CAP GROWTH FUND APPROVAL OF SUB-ADVISORY AGREEMENT

At a meeting held on April 26-27, 2021 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved an Investment Sub-Advisory Agreement (the “New Sub-advisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and T. Rowe Price Associates, Inc. (“T. Rowe”) with respect to the Small Cap Growth Fund (the “Fund”).

In connection with the approval of the New Sub-advisory Agreement, the Board, including the Independent Directors, received materials, at the Meeting and throughout the prior year, relating to certain factors the Board considered in determining whether to approve the New Sub-advisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by T. Rowe; (2) the costs of services and the benefits potentially to be derived by T. Rowe; (3) whether the Fund will benefit from possible economies of scale from engaging T. Rowe; (4) the anticipated profitability of VALIC; (5) information regarding T. Rowe’s brokerage and trading practices and compliance and regulatory history; and (6) the terms of the proposed New Sub-advisory Agreement.

In considering whether to approve the New Sub-advisory Agreement, the Board also took into account a presentation made at the Meeting by members of management as well as a presentation made by representatives from T. Rowe who responded to questions posed by the Board and management. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the New Sub-advisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by T. Rowe. The Board reviewed information provided by T. Rowe relating to its operations and personnel. The Board also noted that T. Rowe’s management of the Fund will be subject to the oversight of VALIC and the Board and must be made in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.

The Board considered information provided to them regarding the services to be provided by T. Rowe. In this regard, the Board took into account its knowledge of T. Rowe, which is a sub-adviser to certain other VC I and VC II funds. The Board noted that T. Rowe will manage the Fund’s positions in certain privately placed securities and will not cause the Fund to acquire additional holdings. The Board considered T. Rowe’s history and investment experience as well as information regarding the qualifications, background and responsibilities of T. Rowe’s investment personnel who would provide services to the Fund. The Board also reviewed T. Rowe’s brokerage practices. The Board also noted that it received information on T. Rowe’s financial condition and its compliance function. The Board also considered T. Rowe’s risk management processes and regulatory history, including information regarding whether it was involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the sub-advisory services to be provided by T. Rowe were expected to be satisfactory and that there was a reasonable basis to conclude that T. Rowe would provide a high quality of investment services to the Fund.

Fees and Expenses; Investment Performance. The Board considered expense information of a comparable accounts managed by T. Rowe using an investment strategy similar that T. Rowe would use to manage a sleeve of the Fund. The Board and noted that the proposed fee arrangement was in-line with that used for the comparable accounts. The Board noted that VALIC negotiated the sub-advisory fee with T. Rowe at arm’s length.

The Board also considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board took account of management’s discussion of the Fund’s proposed sub-advisory fees and concluded in light of all factors considered that such fees were reasonable.

The Board considered that it had received quarterly information regarding the performance of the Small Cap Fund, another series of VC I, for which T. Rowe managed a sleeve that included the holdings that would be acquired by the Fund. The Board further noted that T. Rowe would not engage in security selection for the Fund, but would only manage certain holdings acquired through a reorganization until those holdings are removed from the portfolio. Therefore, the Board concluded that performance is not a material factor to the approval of the New Sub-advisory Agreement.

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the New Sub-advisory Agreement. The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-adviser; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board reviewed information provided by VALIC with respect to its profitability over various time periods. The Board noted that because the Fund is new, it is difficult to estimate the profitability of that Fund to VALIC. In considering the anticipated profitability to T. Rowe in connection with its relationship to the Fund, the Directors noted that the fees under the New Sub-advisory Agreement will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund. The Board concluded that the anticipated profitability of T. Rowe from its relationship with the Fund was not material to their deliberations with respect to the consideration of approval of the New Sub-advisory Agreement.

Economies of Scale. For similar reasons as stated above with respect to T. Rowe’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in T. Rowe’s management of the Fund is not a material factor to the approval of the New Sub-advisory Agreement.

Terms of the New Sub-advisory Agreement. The Board reviewed the terms of the New Sub-advisory Agreement including the duties and responsibilities to be undertaken. The Board noted under the terms of the New Sub-advisory Agreement, T. Rowe will (i) manage the investment and reinvestment of the assets of the Fund including, for example, the evaluation of pertinent economic, statistical, financial, and other data, the determination of the industries and companies to be represented in the Fund’s portfolio, and the formulation and implementation of investment programs; and (ii) maintain a trading desk and place orders for the purchase and sale of portfolio investments (including futures contracts and options thereon) for the Fund’s account with brokers or dealers (including futures commission merchants) selected by the sub-adviser, or arrange for any other

370

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

entity to provide a trading desk and to place orders with brokers and dealers (including futures commission merchants) selected by the sub-adviser, subject to the sub-adviser’s control, direction, and supervision, which brokers or dealers may include brokers or dealers (including futures commission merchants) affiliated with the sub-adviser, subject to applicable law. The Board concluded that the terms of the New Sub-advisory Agreement were reasonable.

Conclusions. In reaching its decision to approve the New Sub-advisory Agreement, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that T. Rowe possesses the capability and resources to perform the duties required of it under the New Sub-advisory Agreement.

371

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2021 (unaudited)

Name, Age and Address at May 31, 2021*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Independent Directors
Thomas J. Brown Age: 75	Director	2005- Present	Retired	37	Trustee, Virtus Funds (2011-Present).
Yvonne Montgomery Curl(6) Age: 66	Director	2020- Present	Retired	37	Director, Encompass Health, provider of post-acute healthcare services (2004-Present); Director, Community Foundation of the Lowcountry (2018-Present); Director, Nationwide Insurance, insurance company (1998-2019); Director, Hilton Head Humane Association, animal shelter (2006-2019).
Dr. Judith L. Craven Age: 75	Director	1998- Present	Retired	59	Director, A.G. Belo Corporation, a media company (1992-2014); Director, SYSCO Corporation, a food marketing and distribution company (1996-2017); Director, Luby’s Inc. (1998-2019).
Dr. Timothy J. Ebner Age: 71	Director	1998- Present	Professor and Head, Department of Neuroscience Medical School (1980-Present), and University of Minnesota (1999-2013); Pickworth Chair (2000-Present); Scientific Director, Society for Research on the Cerebellum (2008-Present); President, Association of Medical School Neuroscience Department Chairpersons (2011-2014).	37	Trustee, Minnesota Medical Foundation (2003-2013).
Kenneth J. Lavery Age: 71	Director	2001- Present	Retired, Vice President, Massachusetts Capital Resources Co. (1982-2013).	37	None.
Dr. John E. Maupin, Jr. Age: 74	Chairman and Director(5)	1998- Present	Retired. President/CEO, Morehouse School of Medicine, Atlanta, Georgia (2006-2014).	37	Director, HealthSouth, Corporation, rehabilitation health care services (2004-Present); Director, Regions Financials Inc., bank holding company (2007-2019); Director, LifePoint Hospitals, Inc., hospital management (1999-2018).
Interested Directors
Peter A. Harbeck(1) Age: 67	Director	2001- Present	Retired June 2019; formerly President, CEO (1997-2019) and Director, SunAmerica (1992-2019), SunAmerica (1995-2019); Director, AIG Capital Services, Inc. (“ACS”) (1993-2019); Chairman, President and CEO, Advisor Group, Inc. (2004-2016)	59	None.
Eric S. Levy Age: 56(1)	Director	2017- Present	Executive Vice President, VALIC (2015-Present); Executive Vice President, Group Retirement, AIG (2015-Present); and Senior Vice President, Lincoln Financial Group (2010-2015).	37	None
Officers
John T. Genoy Age: 52	President and Principal Executive Officer	2014- Present	Chief Financial Officer (2002-Present), Senior Vice President, (2004-Present), Chief Operating Officer (2006-Present) and Director (2014 to Present), SunAmerica.	N/A	N/A

372

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2021 (unaudited) — (continued)

Name, Age and Address at May 31, 2021*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Officers
Sharon French Age: 56	Executive Vice President	2019- Present	President and CEO of SunAmerica (since 2019); Vice President of AIG (since 2019); Executive Vice President and Head of Beta Solutions, Oppenheimer Funds (2016-2019); President, FSquared Capital, LLC (financial services) (2013-2015).	N/A	N/A
John Packs Age: 65	Vice President and Senior Investment Officer	2001- Present	Senior Investment Officer, VALIC (2001-2013); Senior Vice President, SunAmerica (2008-Present).	N/A	N/A
Gregory R. Kingston Age: 55	Treasurer and Principal Financial Officer	2000- Present	Vice President (2001-Present) and Head of Mutual Fund Administration (2014-Present), SunAmerica.	N/A	N/A
Gregory N. Bressler Age: 54	Vice President	2005- Present	Senior Vice President, General Counsel (2005-Present) and Assistant Secretary (2013-Present), SunAmerica.	N/A	N/A
Christopher Joe Age: 52	Chief Compliance Officer	2017 to Present	Chief Compliance Officer, SunAmerica Fund Complex (2017-present); Chief Compliance Officer, VALIC Retirement Services Company (2017-present); Chief Compliance Officer, Invesco PowerShares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco Ltd. (2006-2014) and Deputy Chief Compliance Officer, Invesco Advisers, LLC (2014-2015).	N/A	N/A
Matthew J. Hackethal Age: 49	Anti-Money Laundering (“AML”) Compliance Officer	2007- Present	Chief Compliance Officer (2006-Present), Vice President (2011-Present) and Acting Chief Compliance Officer (2016-2017), SunAmerica; AML Compliance Officer, SunAmerica Fund Complex (2006-Present).	N/A	N/A
Thomas M. Ward Age: 54	Vice President	2008- Present	Vice President (2009-Present), VALIC and VALIC Financial Advisors, Inc.	N/A	N/A
Kathleen D. Fuentes Age: 52	Chief Legal Officer, Vice President and Secretary	2015- Present	Vice President and Deputy General Counsel, SunAmerica (2006-Present).	N/A	N/A
Kevin Adamson Age: 53	Senior Vice President	2018- Present	Senior Vice President, VALIC (2018-Present); Chief Operating Officer, Lincoln Investment Advisors (2004-2017).	N/A	N/A
Shawn Parry Age: 48	Vice President and Assistant Treasurer	2014- Present	Vice President (2014-Present) and Assistant Vice President (2005-2014), SunAmerica.	N/A	N/A
Donna McManus Age: 60	Vice President and Assistant Treasurer	2014- Present	Vice President, SunAmerica (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A
*	The business address for each Director and Officer is, 2929 Allen Parkway, Houston, TX, 77019.
(1)

Mr. Harbeck is considered to be an “interested director,” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), because he owns shares of American International Group, Inc., the ultimate parent of VALIC, the Funds’ investment adviser. Mr. Levy is an interested director because he is an officer of VALIC.

(2)

The “Fund Complex” consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The “Fund Complex” includes the Series (37 funds), SunAmerica Specialty Series (6 funds), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (5 funds), Anchor Series Trust (4 portfolios), Seasons Series Trust (19 portfolios), and SunAmerica Series Trust (61 portfolios).

(3)

Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.

(4)	Directors serve until their successors are duly elected and qualified.
(5)	Effective January 27, 2021 Mr. Maupin became Chairman of the Board.
(6)	Effective November 1, 2020, Ms. Curl was appointed as an Independent Director to VC I’s Board.

Additional Information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

373

VALIC Company I

SHAREHOLDER TAX INFORMATION (unaudited)

Certain tax information regarding the VALIC Company I Series is required to be provided to the shareholders based upon each Fund’s income and distributions for the period ended May 31, 2021.

During the period ended May 31, 2021, the Funds paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations:

Fund	Net Long-term Capital Gains	Foreign Tax Credit*	Foreign Source Income	Qualifying % for the Dividends Received Deduction
Aggressive Growth Lifestyle*	$23,295,533	$270,191	$1,936,294	35.32%
Asset Allocation	—	—	—	53.70
Blue Chip Growth	92,536,381	—	—	—
Capital Appreciation	2,778,153	—	—	100.00
Conservative Growth Lifestyle*	4,857,572	70,458	498,293	13.61
Core Bond	7,223,119	—	—	—
Dividend Value	20,336,832	—	—	68.82
Dynamic Allocation*	7,932,919	19,869	167,048	10.24
Emerging Economies*	—	2,104,126	20,823,360	0.41
Global Real Estate*	9,565,701	189,727	4,957,902	0.02
Global Strategy*	—	382,984	4,743,466	11.90
Government Money Market I	—	—	—	—
Government Securities	—	—	—	—
Growth	190,304,971	—	—	92.38
High Yield Bond	—	—	—	—
Inflation Protected	3,187,049	—	—	—
International Equities Index*	4,452,767	2,234,571	34,867,113	—
International Government Bond*	—	—	—	—
International Growth*	2,222,153	377,749	2,121,032	—
International Opportunities*	48,699,799	531,764	6,014,510	0.11
International Socially Responsible*	66,812,525	676,282	7,637,894	0.08
International Value*	—	1,265,901	14,886,281	1.78
Large Capital Growth	57,660,453	—	—	99.61
Mid Cap Index	104,096,933	—	—	100.00
Mid Cap Strategic Growth	19,939,745	—	—	100.00
Mid Cap Value	4,026,338	—	—	86.50
Moderate Growth Lifestyle*	32,655,302	282,298	2,042,643	26.48
Nasdaq-100® Index	62,476,291	—	—	98.98
Science & Technology	187,159,064	—	—	20.50
Small Cap Growth	26,104,529	—	—	24.58
Small Cap Index	57,772,539	—	—	49.27
Small Cap Special Values	5,182,910	—	—	96.06
Small Cap Value	—	—	—	100.00
Stock Index	282,367,523	—	—	90.75
Systematic Core	15,177,268	—	—	98.06
Systematic Value	8,017,126	—	—	69.41
U.S. Socially Responsible	22,012,708	—	—	100.00

*	The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to shareholders.

374

VALIC Company I

COMPARISONS: FUNDS VS. INDEXES (unaudited)

In the following pages, we have included graphs that compare the Fund’s performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VC I Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the charges imposed by the variable annuity contract or variable life insurance policy (collectively, the “Contracts”), qualifying employer-sponsored retirement plan (the “Plans”), or Individual Retirement Accounts (“IRAs”). All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

375

VALIC Company I Aggressive Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Aggressive Growth Lifestyle Fund posted a return of 24.54% for the nine-month period ended May 31, 2021, compared to 21.50% for the S&P 500® Index and 17.58% for the blended index. The blended index is comprised of 54% Russell 3000® Index, 13% MSCI EAFE Index (net), 25% Bloomberg Barclays U.S. Aggregate Bond Index, and 8% FTSE EPRA/NAREIT Developed Index.

The Aggressive Growth Lifestyle Fund invests in a combination of affiliated funds, also known as ‘fund of funds.” The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.

A discussion with PineBridge Investments, LLC

During the Period:

The following contributed to Fund’s return relative to the Benchmark return:

Allocations to the following funds: Mid Cap Value Fund; Dividend Value Fund; Large Cap Value Fund

The following detracted from Fund’s return relative to the Benchmark return:

Allocations to the following funds: NASDAQ-100 Index Fund; Government Securities Fund; Capital Conservation Fund

376

VALIC Company I Aggressive Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the nine-month period ended May 31, 2021, the Aggressive Growth Lifestyle Fund returned 24.54% compared to 21.50% for the S&P 500® Index and 17.58% for the Blended Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Fund’s Blended Index consists of the Russell 3000® Index (54%), MSCI EAFE Index (net) (13%), the Bloomberg Barclays U.S. Aggregate Bond Index (25%) and the FTSE/EPRA NAREIT Developed Index (8%).

***

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

****

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Total Return for Nine Months Ended May 31, 2021	Average Annual Total Return as of May 31, 2021
	1 Year	5 Years	10 Years
24.54%	38.11%	11.82%	9.27%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

377

VALIC Company I Asset Allocation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Asset Allocation Fund posted a return of 32.34% compared to 40.32% for the S&P 500® Index, -0.40% for the Bloomberg Barclays U.S. Aggregate Bond Index, 0.09% for the FTSE Treasury Bill 3 Month Index , 22.73% for the New Blended Index (S&P 500® Index (60%) and Bloomberg Barclays U.S. Aggregate Bond Index (40%)), and 20.72% for the Old Blended Index (S&P 500® Index (55%), the Bloomberg Barclays U.S. Aggregate Bond Index (35%), and the FTSE Treasury Bill 3 Month Index (10%).

A discussion with J.P. Morgan Investment Management Inc.

Effective 1/11/21, J.P. Morgan Investment Management Inc. became subadvisor for the Fund, replacing PineBridge Investments, LLC.

During the period 1/11/21 to 5/31/2021:

In aggregate, sector allocations relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sector: U.S. financial stocks

Security selection in the following sectors: U.S. financial stocks; U.S. Agency mortgage-backed securities

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sector: Energy stocks

A discussion with PineBridge Investments, LLC

Effective 1/11/21, J.P. Morgan Investment Management Inc. replaced PineBridge Investments, LLC as subadvisor of the Fund.

During the period 6/1/20 to 1/10/2021:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, foreign currency exposures relative to the Benchmark detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: U.S. Treasuries; Cyclical stocks; Asset-backed securities

Exposure to the following currency: EURO

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: U.S. large cap equity; Gold; U.S. investment grade bonds

Exposure to the following currency: Mexican Peso

378

VALIC Company I Asset Allocation Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2021, the Asset Allocation Fund returned 32.34% compared to 40.32% for the S&P 500® Index, -0.40% for the Bloomberg Barclays U.S. Aggregate Bond Index, 0.09% for the FTSE Treasury Bill 3 Month Index, 20.72% for the Old Blended Index and 22.73% for the New Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Old Blended Index consists of the S&P 500® Index (55%), the Bloomberg Barclays U.S. Aggregate Bond Index (35%), and the FTSE Treasury Bill 3 Month Index (10%).

***

Effective January 11, 2021, the Fund changed its blended index from 55% S&P 500® Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index and 10% FTSE Treasury Bill 3 Month Index (the “Old Blended Index”) to 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (the “New Blended Index”) as the performance benchmark against which the Fund measures its performance. Fund management believes that the New Blended Index is more representative of the securities in which the Fund invests.

****

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The FTSE Treasury Bill 3 Month Index measures monthly performance of 90-day U.S. Treasury Bills.

Average Annual Total Returns as of May 31, 2021
1 Year	5 Years	10 Years
32.34%	8.25%	7.24%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

379

VALIC Company I Blue Chip Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Blue Chip Growth Fund posted a return of 33.74% for the twelve-month period ended May 31, 2021, compared to a return of 40.32% for the S&P 500® Index.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Consumer staples; Utilities; Communication services

Security selection in the following sectors: Communication services; Health care

Position weightings: Alphabet, Inc. (Google); Sea, Ltd.

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Financials; Industrial & business services; Materials

Security selection in the following sectors: Information technology; Consumer discretionary; Industrial & business services

Position weightings: Alibaba Group Holding, Ltd.; Splunk, Inc.; Vertex Pharmaceuticals, Inc.

For the year ended May 31, 2021, the Blue Chip Growth Fund returned 33.74% compared to 40.32% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2021
1 Year	5 Years	10 Years
33.74%	21.79%	17.35%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

380

VALIC Company I Capital Appreciation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Capital Appreciation Fund posted a return of 18.97% for the nine-month period ending May 31, 2021, compared to a return of 12.86% for the Russell 1000® Growth Index.

A discussion with BMO Asset Management Corp.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Consumer Discretionary; Consumer Staples

Security selection in the following sectors: Information Technology; Industrials; Financials

Position weightings: Align Technology, Inc.; Fortinet; US Bancorp

The following detracted from Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Information Technology; Energy

Position weightings: Vertex Pharmaceuticals, Inc.; UnitedHealth Group, Inc.; Mastercard, Inc.

,

For the nine-month period ended May 31, 2021, the Capital Appreciation Fund returned 18.97% compared to 12.86% for the Russell 1000® Growth Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Total Return for Nine Months Ended May 31, 2021	Average Annual Total Return as of May 31, 2021
	1 Year	5 Years	10 Years
18.97%	41.28%	18.09%	14.36%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

381

VALIC Company I Conservative Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Conservative Growth Lifestyle Fund posted a return of 13.05% for the nine-month period ended May 31, 2021, compared to 21.50% for the S&P 500® Index and 7.03% for the blended index. The blended index is comprised of 24% Russell 3000® Index, 8% MSCI EAFE Index (net), 65% Bloomberg Barclays U.S. Aggregate Bond Index, and 3% FTSE EPRA/NAREIT Developed Index.

The Conservative Growth Lifestyle Fund invests in a combination of affiliated funds, also known as ‘fund of funds’. The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.

A discussion with PineBridge Investments, LLC

During the Period:

The following contributed to Fund’s return relative to the Benchmark return:

Allocations to the following funds: Mid Cap Value Fund; Dividend Value Fund

The following detracted from Fund’s return relative to the Benchmark return:

Allocations to the following funds: Government Securities Fund; Capital Conservation Fund

382

VALIC Company I Conservative Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the nine-month period ended May 31, 2021, the Conservative Growth Lifestyle Fund returned 13.05% compared to 21.50% for the S&P 500® Index and 7.03% for the Blended Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Fund’s Blended Index consists of the Russell 3000® Index (24%), MSCI EAFE Index (net) (8%), the Bloomberg Barclays U.S. Aggregate Bond Index (65%) and the FTSE EPRA/NAREIT Developed Index (3%).

***

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

****

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Total Return for Nine Months Ended May 31, 2021	Average Annual Total Return as of May 31, 2021
	1 Year	5 Years	10 Years
13.05%	21.84%	7.77%	6.25%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

383

VALIC Company I Core Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC.

The Core Bond Fund posted a return of 0.27% for the nine-month period ending May 31, 2021, compared to a return of -1.69% for the Bloomberg Barclays U.S. Aggregate Bond Index.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, yield curve positioning relative to the Benchmark contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: U.S. Treasuries; Industrials

Security selection in the following sectors: Industrials; Financials

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Mortgage-backed securities; Local authority bonds

Security selection in the following sectors: Mortgage-backed securities

For the nine-month period ended May 31, 2021, the Core Bond Fund returned 0.27% compared to -1.69% for the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Total Return for Nine Months Ended May 31, 2021	Average Annual Total Return as of May 31, 2021
	1 Year	5 Years	10 Years
0.27%	2.87%	3.85%	3.56%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

384

VALIC Company I Dividend Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Dividend Value Fund posted a return of 38.46% for the twelve-month period ended May 31, 2021, compared to a return of 44.38% for the Russell 1000® Value Index.

A discussion with Blackrock Investment Management, LLC—regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, holdings of cash and/or cash equivalents contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Financials; Utilities; Communication services

Security selection in the following sectors: Information technology; Financials; Consumer discretionary

Position weightings: Samsung Electronics Co., Ltd. GDR; Intel Corp.; General Motors Co.

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Industrials; Health care; Materials

Security selection in the following sectors: Communication services; Utilities; Health care

Position weightings: First Energy; Bayer AG; Verizon Communications, Inc.

A discussion with SunAmerica Asset Management, LLC—regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Utilities; Materials; Communication services

Security selection in the following sectors: Information technology; Consumer staples

Position weightings: Hanesbrands, Inc.; HP, Inc.; Dow, Inc.

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Cconsumer staples; Financials; Consumer discretionary

Security selection in the following sectors: Hhealth care; Industrials

Position weighting(s): Cardinal Health, Inc.; Merck & Co., Inc.; Campbell Soup Co.

385

VALIC Company I Dividend Value Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2021, the Dividend Value Fund returned 38.46% compared to 44.38% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forcasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2021
1 Year	5 Years	10 Years
38.46%	11.68%	11.15%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

386

VALIC Company I Dynamic Allocation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Dynamic Allocation Fund posted a return of 18.42% for the twelve-month period ended May 31, 2021, compared to a return of 40.32% for the S&P 500® Index, -0.40% for the Bloomberg Barclays U.S. Aggregate Bond Index, and 22.73% for the Blended Index (S&P 500® Index (60%) and the Bloomberg Barclays U.S. Aggregate Bond Index (40%)).

The Fund consists of two components: A fund-of-funds component representing investments in VC I Funds, and an overlay component which invests in cash, treasuries and futures, to manage the Fund’s net equity exposure.

A discussion with AllianceBernstein, L.P.—regarding their portion of the Fund (the “portfolio”)

During the Period:

Futures contracts were used to adjust exposures and manage risk of the Fund, and detracted from the return of the Fund.

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Volatility overlay; Fixed income overlay; Options overlay

A discussion with SunAmerica Asset Management, LLC—regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: U.S. equities (Small, Mid, and Large cap)

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sector: U.S. Government securities

387

VALIC Company I Dynamic Allocation Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2021, the Dynamic Allocation Fund returned 18.42% compared to 40.32% for the S&P 500® Index, -0.40% for the Bloomberg Barclays U.S. Aggregate Bond Index and 22.73% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the S&P 500® Index (60%) and the Bloomberg Barclays U.S. Aggregate Bond Index (40%).

***

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2021
1 Year	5 Years	Since Inception*
18.42%	10.21%	8.09%
*	Inception date of Fund: December 19, 2012

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

388

VALIC Company I Emerging Economies Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with J.P. Morgan Investment Management, Inc.

The Emerging Economies Fund posted a return of 52.91% for the twelve-month period ended May 31, 2021, compared to a return of 51.00% for the MSCI Emerging Markets Index (net).

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Information technology; Materials

Security selection in the following sectors: Financials; Information technology; Communication services

Position weightings: Taiwan Semiconductor Manufacturing Co., Ltd.; Zhuzhou Kibing Group Co., Ltd.; Kia Corp.

Exposure to the following countries: South Korea; Taiwan; Malaysia

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Real estate; Health care

Security selection in the following sectors: Health care; Energy; Consumer staples

Position weightings: Baidu, Inc.; Anhui Conch Cement Co., Ltd.; Meituan

Exposure to the following countries: Turkey; Russia; Mexico

389

VALIC Company I Emerging Economies Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2021, the Emerging Economies Fund returned 52.91% compared to 51.00% for the MSCI Emerging Markets Index (net).

*

MSCI Emerging Markets Index (net) is a free-float adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 27 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2021
1 Year	5 Years	10 Years
52.91%	13.74%	4.16%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

390

VALIC Company I Global Real Estate Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Global Real Estate Fund posted a return of 28.14% for the twelve-month period ended May 31, 2021, compared to a return of 37.24% for the FTSE EPRA/NAREIT Developed Index.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Position weightings: Weyerhaeuser Co.; Essential Properties Realty Trust, Inc.; Vereit, Inc.

The following detracted from the Fund’s return relative to the Benchmark return:

Position weightings: American Tower Corp.; Crown Castle International Corp.; SBA Communications Corp.

A discussion with Goldman Sachs Asset Management, L.P. — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Position weightings: Goodman Group; Summit Industrial Income REIT; Entra ASA

Exposure to the following countries: Norway; Singapore; United Kingdom

The following detracted from the Fund’s return relative to the Benchmark return:

Position weightings: Mitsubishi Estate Co. Ltd.; Ascendas India Trust; Vonovia SE

Exposure to the following countries: Sweden; China; Netherlands

391

VALIC Company I Global Real Estate Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2021, the Global Real Estate Fund returned 28.14% compared to 37.24% for the FTSE EPRA/NAREIT Developed Index.

*	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2021
1 Year	5 Years	10 Years
28.14%	6.77%	6.46%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

392

VALIC Company I Global Strategy Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Global Strategy Fund posted a return of 19.49% for the twelve-month period ended May 31, 2021 compared to a return of 41.85% for the MSCI ACWI (net), 1.30% for the JPMorgan GBI Global Index (unhedged) and 24.33% for the Blended Index (JPMorgan GBI Global Index (unhedged) (40%) and the MSCI ACWI Index (net) (60%)).

A discussion with Franklin Advisers, Inc. — regarding the Fixed Income portion of the Fund (the “portfolio”)

During the Period:

In aggregate, regional or country allocations relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, yield curve positioning relative to the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, foreign currency exposures relative to the Benchmark detracted from the Fund’s return relative to the Benchmark return.

Forward foreign currency contracts were used to gain and adjust market exposure of the Fund and detracted from the return of the portfolio.

The following contributed to the Fund’s return relative to the Benchmark return:

Exposure to the following countries: United States; Argentina

Exposure to the following currencies: Norweigan Krona; Swiss Franc; Chinese Remimbi

The following detracted from the Fund’s return relative to the Benchmark return:

Exposure to the following countries: South Korea; European Union (aggregated)

Exposure to the following currencies: EURO; Australian Dollar; British Pound

A discussion with Franklin Advisers, Inc. — regarding the Equity portion of the Fund (the “portfolio”).

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Materials; Consumer discretionary

Security selection in the following sectors: Information technology; Consumer discretionary; Materials

Position weightings: Taiwan Semiconductor Manufacturing Co., Ltd.; Nestle SA; Roche Holding AG

Exposure to the following countries: China; Australia; United Kingdom

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Financials; Consumer staples

Security selection in the following sectors: Financials; Health care; Communication services

Position weightings: Telefonica SA; Iberdrola SA; Brilliance China Automotive Holdings, Ltd.

Exposure to the following countries: France; Netherlands; Germany

393

VALIC Company I Global Strategy Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2021, the Global Strategy Fund returned 19.49% compared to 41.85% for the MSCI ACWI (net), 1.30% for the JPMorgan GBI Global Index (unhedged) and 24.33% for the Blended Index.

*

The MSCI ACWI Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index consists of 50 country indices comprising 23 developed and 27 emerging market country indices. The developed market country indices included are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

**	The Blended Index is comprised of the JPMorgan GBI Global Index (unhedged) (40%) and the MSCI ACWI Index (net) (60%).

***

The JPMorgan GBI Global Index (unhedged) measures local currency denominated fixed rate government debt issued in 13 developed markets countries. The developed markets consist of regularly traded, fixed rate, domestic government bonds that are available to international investors. The index includes only the most liquid developed markets.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2021
1 Year	5 Years	10 Years
19.49%	6.04%	5.11%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

394

VALIC Company I Government Money Market I Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Government Money Market I Fund posted a return of 0.01% for the twelve-month period ended May 31, 2021, compared to a return of 0.09% for the FTSE Treasury Bill 3 Month Index.*

During the Period:

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sector: U.S. Government Agency securities

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sector: U.S. Treasury securities

*	The FTSE Treasury Bill 3 Month Index measures monthly performance of 90-day U.S. Treasury Bills.

Average Annual Total Returns as of May 31, 2021
1 Year	5 Years	10 Years
0.01%	0.72%	0.36%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

395

VALIC Company I Government Securities Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with J.P. Morgan Investment Management, Inc.

The Government Securities Fund posted a return of -1.70% for the twelve-month period ended May 31, 2021, compared to a return of -3.61% for the Bloomberg Barclays U.S. Government Bond Index.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, yield curve positioning relative to the Benchmark contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sector: U.S. Agency mortgage-backed securities

Security selection in the following sectors: Investment grade credit; U.S. Treasuries; U.S. Agency debt securities

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sector: U.S. Agency debt securities

For the year ended May 31, 2021, the Government Securities Fund returned -1.70% compared to -3.61% for the Bloomberg Barclays U.S. Government Bond Index.

*

The Bloomberg Barclays U.S. Government Bond Index is a market-value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2021
1 Year	5 Years	10 Years
-1.70%	2.29%	2.64%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

396

VALIC Company I Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Growth Fund posted a return of 36.58% for the twelve-month period ended May 31, 2021, compared to return of 39.92% for the Russell 1000® Growth Index and 39.25% for the S&P 500® Growth Index.

A discussion with BlackRock Investment Management, LLC — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Consumer staples; Consumer discretionary; Health care

Security selection in the following sectors: Communication services; Health care; Materials

Position weightings: Snap, Inc. Class A; ASML Holding NV(NASDAQ); Adyen NV

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Financials; Real estate; Information technology

Security selection in the following sectors: Consumer discretionary; Information technology; Industrials

Position weightings: Tesla, Inc.; Apple, Inc.; SBA Communications Corp.

A discussion with SunAmerica Asset Management, LLC — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Real estate; Health care

Security selection in the following sectors: Industrials; Financials; Consumer staples

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Information technology; Industrials

Security selection in the following sectors: Information technology; Consumer discretionary

397

VALIC Company I Growth Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2021, the Growth Fund returned 36.58% compared to 39.92% for the Russell 1000® Growth Index and 39.25% for the S&P 500 Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

**

The S&P 500® Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2021
1 Year	5 Years	10 Years
36.58%	21.02%	15.26%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

398

VALIC Company I High Yield Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The High Yield Bond Fund posted a return of 6.95% for the nine-month period ending May, 31, 2021, compared to its benchmark, the FTSE US High-Yield Market Index, which returned 7.72%.

A discussion with Wellington Management Company LLP

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from Fund’s return relative to the Benchmark return.

In aggregate, position weightings i.e., security selection relative to those of the Benchmark contributed to Fund’s return relative to the Benchmark return.

The following contributed to Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Utilities; Chemicals; Wirelines

Security selection in the following sectors: Wirelines; Energy; Media & Entertainment

Position weightings: Frontier Communications Corp.; Vine Oil & Gas; Transocean, Inc.

The following detracted from Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Cable & Satellite; Technology; Pharmaceuticals

Security selection in the following sectors: Restaurants; Metals/Mining; Leisure

Position weightings: American Airlines; Bausch Health Americas, Inc.; BC ULC/New Red Finance,Inc

For the nine-month period ended May 31, 2021, the High Yield Bond Fund returned 6.95% compared to 7.72% for the FTSE US High-Yield Market Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*

The FTSE US High-Yield Market Index measures the performance of below investment grade debt issued by corporations domiciled in the U.S or Canada. All of the bonds in such index are publicly placed, have a fixed coupon, and are nonconvertible.

Total Return for Nine Months Ended May 31, 2021	Average Annual Total Return as of May 31, 2021
	1 Year	5 Years	10 Years
6.95%	14.85%	6.80%	5.59%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

399

VALIC Company I Inflation Protected Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Inflation Protected Fund posted a return of 7.66% for the twelve-month period ended May 31, 2021, compared to a return of 7.05% for the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (“TIPS”) Index.

A discussion with Wellington Management Company LLP

Effective 9/28/20, Wellington Management Company LLP became subadvisor for the Fund, replacing PineBridge Investments, LLC.

During the period 9/28/20 to 5/31/21:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, yield curve positioning relative to the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, foreign currency exposures relative to the Benchmark contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Non-U.S. Government securities

Exposure(s) to the following countries: Canada; Italy

Exposure(s) to the following currency: EURO

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sector: U.S. Government securities

Security selection in the following sector: U.S. Government securities

Exposure(s) to the following countries: United States; New Zealand

Forward foreign currency contracts were used to gain and adjust market exposures of the Fund and detracted from the return of the Fund.

A discussion with PineBridge Investments, LLC

Effective 9/28/20, Wellington Management Company LLP replaced PineBridge Investments, LLC as subadvisor of the Fund.

During the period 6/1/20 to 9/27/20:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, yield curve positioning relative to the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, foreign currency exposures relative to the Benchmark contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sector: Corporate bonds

Exposure to the following currencies: New Zealand Dollar; EURO; Canadian Dollar

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sector: Corporate inflation-linked securities

Position weightings: U.S. Government Treasury Inflation Protected Securities (TIPS)

400

VALIC Company I Inflation Protected Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2021, the Inflation Protected Fund returned 7.66% compared to 7.05% for the Bloomberg Barclays U.S. TIPS Index.

*

The Bloomberg Barclays U.S. TIPS Index measures the performance of fixed-income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2021
1 Year	5 Years	10 Years
7.66%	4.07%	2.93%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

401

VALIC Company I International Equities Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The International Equities Index Fund posted a return of 37.70% for the twelve-month period ended May 31, 2021, compared to a return of 38.41% for the MSCI EAFE Index (net).

This Fund is a complete replication of the MSCI EAFE Index (net) and is rebalanced quarterly when the MSCI rebalances its indices.

During the Period:

Futures contracts were used to maintain market exposure and contributed to the return of the Fund relative to the return of the Benchmark.

The following contributed to the Fund’s return:

Exposures to the following sectors: Financials; Industrials; Consumer discretionary

Position weightings: ASML Holding NV; LVMH Moet Hennessy Louis Vuitton SE; AIA Group, Ltd.

Exposure to the following countries: Japan; France; United Kingdom; Switzerland

The following detracted from the Fund’s return:

Position weightings: Wirecard; Daiichi Sankyo Co., Ltd.; Keio Corp.

For the year ended May 31, 2021, the International Equities Index Fund returned 37.70% compared to 38.41% for the MSCI EAFE Index (net).

*

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index (net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2021
1 Year	5 Years	10 Years
37.70%	9.48%	5.24%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

402

VALIC Company I International Government Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the year ended May 31, 2021, the International Government Bond Fund posted a return of 6.58% compared to 10.50% for the JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified Index, 2.49% for the FTSE World Government Bond Index (WGBI) Index (unhedged) and 4.85% for the Blended Index (FTSE WGBI Index (unhedged) (70%) and the JPMorgan EMBI Global Diversified Index (30%)).

During the Period:

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, yield curve positioning relative to the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, foreign currency exposures relative to the Benchmark detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Exposure to the following countries: Sri Lanka; Oman; Ivory Coast

Exposure to the following currencies: Australian Dollar; Mexican Peso

The following detracted from the Fund’s return relative to the Benchmark return:

Exposure to the following countries: Ecuador; Nigeria; South Africa

Exposure to the following currencies: EURO; British Pound

403

VALIC Company I International Government Bond Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2021, the International Government Bond Fund returned 6.58% compared to 10.50% for the JP Morgan EMBI Global Diversified Index, 2.49% for the FTSE WGBI Index (unhedged) and 4.85% for the Blended Index.

*	The FTSE WGBI Index (unhedged) is an unmanaged index of debt securities of major foreign government bond markets.

**

The JP Morgan EMBI Global Diversified Index tracks total returns for U.S. dollar-denominated debt instruments (Eurobonds, loans, etc) issued by emerging markets sovereign and quasi-sovereign entities. The Index is uniquely weighted and limits the weights of the countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.

***	The Blended Index is comprised of the FTSE WGBI Index (unhedged) (70%) and the JPMorgan EMBI Global Diversified Index (30%).

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2021
1 Year	5 Years	10 Years
6.58%	3.39%	2.47%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

404

VALIC Company I International Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Morgan Stanley Investment Management, Inc. “MSIM”

The International Growth Fund posted a return of 53.98% for the twelve-month period ended May 31, 2021, compared to a return of 42.78% for the MSCI ACWI ex USA Index (net).

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, holding of cash and/or cash equivalents detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Information technology; Health care; Consumer discretionary

Security selection in the following sectors: Industrials; Health care

Position weightings: DSV PANALPINA A/S; EPAM Systems, Inc.; ASML Holding NV

Exposure to the following countries: Denmark; United States; Netherlands

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Consumer staples; Materials; Financials

Security selection in the following sectors: Materials Communication services

Position weightings: Change, Inc.; Calbee, Inc.; Tal Education Group ADR

Exposure to the following countries: China; Japan; South Korea

405

VALIC Company I International Growth Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2021, the International Growth Fund returned 53.98% compared to 42.78% for the MSCI ACWI ex USA Index (net).

*

The MSCI ACWI ex USA Index (net) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2021
1 Year	5 Years	10 Years
53.98%	17.92%	10.13%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

406

VALIC Company I International Opportunities Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The International Opportunities Fund posted a return of 19.97% for the nine-month period ending May 31, 2021, compared to a return of 29.07% for the MSCI EAFE Small Cap Index (net) and 28.84% for the MSCI ACWI Ex USA SMID Cap Index (net).

A discussion with Massachusetts Financial Services Company — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, exposure to the following countries relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, holding of cash and/or cash equivalents detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Utilities; Real Estate; Consumer Discretionary

Security selection in the following sectors: Consumer staples; utilities

Position weightings: Forterra PLC; Griggs Corp.; Shriram Transport Finance Co., Ltd.

Exposure to the following countries: China; Ireland; Australia

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Consumer Staples; Energy; Industrials

Security selection in the following sectors: Consumer Discretionary; Industrials

Position weightings: Just Eat Takeaway.com NV; Cellnex Telecom SA; Leg Immobilien SE

Exposure(s) to the following countries: Sweden; Taiwan; Indonesia

A discussion with Delaware Investments Fund Advisers — regarding their portion of the Fund (the “portfolio”)

In aggregate, sector allocations relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Utilities; Health Care; Consumer Discretionary

Security selection in the following sectors: Communication services; Financials; Utilities

Position weightings: flatexDegiro AG; Future PLC; Banco Inter SA

Exposure(s) to the following countries: United Kingdom; China; Australia

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Materials; Financials; Information Technology

Security selection in the following sectors: Information Technology; Materials; Industrials; Real Estate

Position weightings: SSR Mining, Inc.; Kinaxis; TEMRA Systems

Exposure to the following countries: India; South Africa; Taiwan

407

VALIC Company I International Opportunities Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the nine-month period ended May 31, 2021, the International Opportunities Fund returned 19.97% compared to 29.07% for the MSCI EAFE Small Cap Index (net) and 28.84% for MSCI ACWI ex USA SMID Cap Index (net). Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*

The MSCI EAFE Small Cap Index (net) is an unmanaged index considered representative of small-cap stocks of Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

**

Effective September 1, 2020, the Fund changed its benchmark against which it measures its performance from the MSCI EAFE Small Cap Index (net) to the MSCI ACWI ex USA SMID Cap Index (net). Fund management believes that the MSCI ACWI ex USA SMID Cap Index (net) is more representative of the securities in which the Fund invests. The MSCI ACWI ex USA SMID Cap Index (net) captures mid and small cap representation across 22 of 23 Developed Market (DM) countries (excluding the US) and 27 Emerging Markets countries. The index covers approximately 28% of the free float-adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Total Return for Nine Months Ended May 31, 2021	Average Annual Total Return as of May 31, 2021
	1 Year	5 Years	10 Years
19.97%	35.14%	11.71%	7.54%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

408

VALIC Company I International Socially Responsible Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The International Socially Responsible Fund posted a return of 37.84% for the twelve-month period ended May 31, 2021, compared to a return of 38.41% for the MSCI EAFE Index (net).

The Fund is an optimized portfolio which seeks to track the MSCI EAFE (net) Index, (“the Benchmark”), while investing in socially responsive companies. The Fund’s criteria do not permit investment in companies whose businesses rely significantly on alcohol, firearms, gambling, tobacco, nuclear power, or production of weaponry. Furthermore, companies deemed to have poor labor/employee relations or environmental records are also screened out of the investable universe. These criteria may create differences in Fund performance relative to that of the Benchmark.

During the Period:

Futures contracts were used to maintain market exposure and contributed to the return of the Fund relative to the return of the Benchmark.

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Consumer staples; Health care; Financials

Security selection in the following sector): Health care; Real estate; Energy

Position weightings: AstraZeneca PLC; Aviva PLC; ASML Holding NV

Exposure to the following countries: Switzerland; Austria; Netherlands

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Consumer discretionary; Utilities; Rreal estate

Security selection in the following sectors: Industrials; Consumer discretionary; Financials

Position weightings: Danone SA; Astellas Pharma, Inc.; ONO Pharmaceutical

Exposure to the following countries: Germany; Japan; Portugal

409

VALIC Company I International Socially Responsible Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2021, the International Socially Responsible Fund returned 37.84% compared to 38.41% for the MSCI EAFE Index (net).

*

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index (net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2021
1 Year	5 Years	10 Years
37.84%	12.02%	9.97%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

410

VALIC Company I International Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Wells Capital Management Incorporated “WellsCap”

The International Value Fund posted a return of 49.67% for the twelve-month period ended May 31, 2021, compared to a return of 42.78% for the MSCI ACWI ex USA (net).

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, regional or country allocations relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, holding of cash and/or cash equivalents detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sector: Consumer staples

Security selection in the following sectors: Industrials; Materials; Consumer discretionary

Position weightings: Xinyi Glass Holdings, Ltd.; Lundin Mining Corp.; Cie de Saint-Gobain

Exposure to the following countries: South Korea; Japan; United States

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Health care

Security selection in the following sectors: Information technology; Communication services; Real estate

Position weightings: Takeda Pharmaceutical Co., Ltd.; Alps Alpine Co., Ltd. Banco do Brasil SA

Exposure to the following countries: Taiwan; Brazil; Sweden

411

VALIC Company I International Value Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2021, the International Value Fund returned 49.67% compared to 42.78% for the MSCI ACWI ex USA (net).

*

The MSCI ACWI ex USA Index (net) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2021
1 Year	5 Years	10 Years
49.67%	7.92%	3.75%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

412

VALIC Company I Large Capital Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Massachusetts Financial Services Company

The Large Capital Growth Fund posted a return of 38.39% for the twelve-month period ended May 31, 2021, compared to a return of 39.92% for the Russell 1000® Growth Index.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Real estate; Communications services

Security selection in the following sectors: Financials; Health care

Position weightings: Charles Schwab Corp.; LVMH Moet Hennessy Louis Vuitton SE; Alphabet, Inc.

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Financials; Consumer staples

Security selection in the following sectors: Information technology; Consumer discretionary

Position weightings: Becton Dickinson & Co.; Apple, Inc.

For the year ended May 31, 2021, the Large Capital Growth Fund returned 38.39% compared to 39.92% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2021
1 Year	5 Years	10 Years
38.39%	19.75%	14.16%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

413

VALIC Company I Mid Cap Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Mid Cap Index Fund posted a return of 56.39% for the twelve-month period ended May 31, 2021, compared to a return of 56.77% for the S&P MidCap 400® Index.

The Fund is passively managed to match the S&P MidCap 400® Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

During the Period:

The following contributed to the Fund’s return:

Allocations in the following sectors: Industrials; Consumer discretionary; Information technology

Position weightings: Enphase Energy, Inc.; Generac Holdings, Inc.; Penn National Gaming, Inc.

The following detracted from the Fund’s return:

Position weightings: Teledyne Technologies, Inc.; Strategic Education, Inc.; Tyler Technologies, Inc.

For the year ended May 31, 2021, the Mid Cap Index Fund returned 56.39% compared to 56.77% for the S&P MidCap 400® Index.

*

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®, “S&P®,” and “S&P MidCap 400®,” are trademarks of S&P. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2021
1 Year	5 Years	10 Years
56.39%	14.28%	11.95%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

414

VALIC Company I Mid Cap Strategic Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Strategic Growth Fund posted a return of 47.61% for the twelve-month period ended May 31, 2021, compared to a return of 37.78% for the Russell Midcap® Growth Index.

A discussion with Allianz Global Investors U.S. LLC — regarding their portion of the Fund (the “portfolio”).

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Energy; Consumer staples; Health care

Security selection in the following sectors: Health care; Industrials; Information technology

Position weightings: Immunomedics, Inc.; Plug Power, Inc.; Freshpet, Inc.

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Real estate; Communication services; Industrials

Security selection in the following sectors: Communication services; Energy

Position weightings: Roku, Inc.; Dexcom, Inc.; Splunk, Inc.

A discussion with Janus Capital Management LLC — regarding their portion of the Fund (the “portfolio”).

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, holding of cash and/or cash equivalents detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Real estate; Consumer discretionary; Materials

Security selection in the following sectors: Consumer discretionary; Financials; Information technology

Position weightings: Airbnb, Inc.; LPL Financial Holding, Inc.; LAM Research Corp.

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Communication services; Financials; Utilities

Security selection in the following sectors: Health care; Real estate; Communication services

Position weightings: Global Payments, Inc.; Simon Property Group, Inc.; Novocure, Ltd.

415

VALIC Company I Mid Cap Strategic Growth Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2021, the Mid Cap Strategic Growth Fund returned 47.61% compared to 37.78% for the Russell Midcap® Growth Index.

*

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and high forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2021
1 Year	5 Years	10 Years
47.61%	20.36%	12.91%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

416

VALIC Company I Mid Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Value Fund posted a return of 45.95% for the nine-month period ending May 31, 2021, compared to a return of 42.25% for the Russell Midcap® Value Index.

A discussion with Boston Partners Global Investors, Inc. d/b/a Boston Partners — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund’s return relative to the Benchmark return.

In aggregate, position weightings i.e., security selection relative to those of the Benchmark contributed to Fund’s return relative to the Benchmark return.

The following contributed to Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Utilities; Consumer Staples

Security selection in the following sectors: Industrials; Financials; Health Care

Position weightings: Fifth Third Bancorp; KeyCorp; Huntington Bancshares, Inc.

The following detracted from Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Health Care; Materials

Security selection in the following sectors: Materials; Real Estate; Utilities

Position weightings: Humana, Inc.; FMC Corp.

A discussion with Wellington Management Company LLP — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund’s return relative to the Benchmark return.

The following contributed to Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Utilities; Financials; Consumer Staples

Security selection in the following sectors: Health Care; Consumer Staples; Energy

Position weightings: Western Alliance Bancorp; Synovus Financial Corp; Sterling Bancorp

The following detracted from Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Energy; Consumer Discretionary; Materials

Security selection in the following sectors: Materials; Real Estate; Information Technology

Position weightings: Lumentum Holdings, Inc.; Kemper Corp.

417

VALIC Company I Mid Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the nine-month period ended May 31, 2021, the Mid Cap Value Fund returned 45.95% compared to 42.25% for the Russell Midcap® Value Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market.

Total Return for Nine Months Ended May 31, 2021	Average Annual Total Return as of May 31, 2021
	1 Year	5 Years	10 Years
45.95%	56.92%	11.87%	10.31%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

418

VALIC Company I Moderate Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Moderate Growth Lifestyle Fund posted a return of 19.65% for the nine-month period ended May 31, 2021, compared to 21.50% for the S&P 500® Index and 12.22% for the Fund’s Blended Index. The blended index is comprised of 40% Russell 3000® Index, 10% MSCI EAFE Index (net), 45% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% FTSE EPRA/NAREIT Developed Index.

The Moderate Growth Lifestyle Fund invests in a combination of affiliated funds, also known as ‘fund of funds’. The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.

During the Period:

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations to the following funds: VC I Dividend Value Fund; VC I Mid-Cap Value Fund

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations to the following fund: VC I Capital Conservation Fund; VC I Government Securities Fund

419

VALIC Company I Moderate Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the nine-month period ended May 31, 2021, the Moderate Growth Lifestyle Fund returned 19.65% compared to 21.50% for the S&P 500® Index and 12.22% for the Blended Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the Russell 3000® Index (40%), MSCI EAFE Index (net) (10%), the Bloomberg Barclays U.S. Aggregate Bond Index (45%) and the FTSE EPRA/NAREIT Developed Index (5%).

***

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

****

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Total Return for Nine Months Ended May 31, 2021	Average Annual Total Return as of May 31, 2021
	1 Year	5 Years	10 Years
19.65%	30.92%	10.40%	8.22%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

420

VALIC Company I Nasdaq-100® Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Nasdaq-100® Index Fund posted a return of 43.47% for the twelve-month period ended May 31, 2021, compared to a return of 44.31% for the Nasdaq-100® Index.

The Fund is passively managed to match the NASDAQ 100® Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

During the Period:

The following contributed to the Fund’s return:

Allocations in the following sectors: Information technology; Consumer discretionary; Communications services

Position weightings: Apple, Inc.; Tesla, Inc.; Microsoft Corp.

The following detracted from the Fund’s return:

Position weightings: Intel Corp.; Vertex Pharmaceuticals, Inc.; Gilead Sciences, Inc.

For the year ended May 31, 2021, the Nasdaq-100® Index Fund returned 43.47% compared to 44.31% for the Nasdaq-100® Index.

*

The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

The Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by VALIC Company I. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2021
1 Year	5 Years	10 Years
43.47%	25.36%	19.87%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

421

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Science & Technology Fund posted a return of 48.22% for the twelve-month period ended May 31, 2021, compared to a return of 44.61% for the S&P® North American Technology Sector Index.

A discussion with Allianz Global Investors U.S. LLC — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, holding of cash and/or cash equivalents detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sector: Industrials

Security selection in the following sector: Information technology

Position weightings: Crowdstrike Holdings, Inc.; Intel Corp.; Square, Inc.

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sector: Communication services

Security selection in the following sector: Communication services

Position weightings: MongoDB, Inc.; Alteryx, Inc.; Okta, Inc.

A discussion with T. Rowe Price Associates, Inc. — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sector: Ssemiconductors

Security selection in the following sectors: Internet; Financials

Position weightings: Intel Corp.; Micron Technology, Inc.; Applied Materials, Inc.

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sector: Software

Security selection in the following sectors: Health care; Industrials

Position weightings: Baidu, Inc.; Amazon.com, Inc.; Zalando SE

A discussion with Wellington Management Company LLP — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Leisure; Semiconductors

Security selection in the following sectors: Semiconductors; Media; Electronic equipment

Position weightings: Intel Corp.; SK Hynix, Inc.; BE Semiconductor Industries NV

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Hardware; Information technology services

Security selection in the following sectors: Software; Leisure; Communications equipment

Position weightings: LAM Research Corp.; Applied Materials, Inc.; Fleetcor Technologies, Inc.

422

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2021, the Science & Technology Fund returned 48.22% compared to 44.61% for the S&P® North American Technology Sector Index.

*

The S&P® North American Technology Sector Index measures the performance of U.S.-traded stocks of technology-related companies in the U.S. and Canada. The Index includes companies in the following categories: producers of sophisticated computer-related devices; communications equipment and internet services; producers of computer and internet software; consultants for information technology; providers of computer services; and semiconductor equipment manufacturers.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2021
1 Year	5 Years	10 Years
48.22%	27.88%	19.23%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

423

VALIC Company I Small Cap Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Small Cap Growth Fund posted a return of 25.62% for the nine-month period ending May 31, 2021, compared to a return of 32.03% for the Russell 2000® Growth Index.

A discussion with J.P. Morgan Investment Management Inc.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to Fund’s return relative to the Benchmark return.

In aggregate, position weightings i.e., security selection relative to those of the Benchmark contributed to Fund’s return relative to the Benchmark return.

The following contributed to Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Utilities; Materials; Real Estate

Security selection in the following sectors: Financials; Health Care; Industrials

Position weightings: Shockwave Medical, Inc; Boyd Gaming Corp.; Enphase Energy, Inc.

The following detracted from Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Consumer Discretionary; Information Technology; Industrials

Security selection in the following sectors: Information Technology; Utilities; Materials

Position weightings: Irhythm Technologies, Inc.; Plug Power, Inc.; ADC Therapeutics SA

For the nine-month period ended May 31, 2021, the Small Cap Growth Fund returned 25.62% compared to 32.03% for the Russell 2000® Growth Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Total Return for Nine Months Ended May 31, 2021	Average Annual Total Return as of May 31, 2021
	1 Year	5 Years	10 Years
25.62%	50.23%	26.68%	15.96%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

424

VALIC Company I Small Cap Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Small Cap Index Fund posted a return of 63.99% for the twelve-month period ended May 31, 2021, compared to a return of 64.56% for the Russell 2000® Index.

The Fund is passively managed to match the Russell 2000® Index. As with all index Funds, there will be performance discrepancies due to trading, cash and pricing effects.

During the Period:

The following contributed to the Fund’s return:

Allocations in the following sectors: Consumer discretionary; Industrials; Information technology

Position weightings: Plug Power, Inc.; Caesars Entertainment, Inc.; Penn National Gaming, Inc.

The following detracted from the Fund’s return:

Position weightings: Strategic Education, Inc.; eHealth, Inc.; Inovio Pharmaceuticals, Inc.

For the year ended May 31, 2021, the Small Cap Index Fund returned 63.99% compared to 64.56% for the Russell 2000® Index.

*

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Index is a trademark/service mark of the Frank Russell Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2021
1 Year	5 Years	10 Years
63.99%	15.67%	11.63%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

425

VALIC Company I Small Cap Special Values Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Wells Capital Management Incorporated

The Small Cap Special Values Fund posted a return of 66.92% for the twelve-month period ended May 31, 2021, compared to a return of 79.38% for the Russell 2000® Value Index.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Materials; Real estate; Utilities

Security selection in the following sectors: Financials; Information technology; Energy

Position weightings: Atkore, Inc.; Blackberry; First Citizens BancShares, Inc.

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Consumer discretionary; Consumer staples; Communications services

Security selection in the following sectors: Materials; Consumer discretionary; Industrials

Position weightings: Neenah, Inc.; Hawaiian Holdings, Inc.; Innospec, Inc.

For the year ended May 31, 2021, the Small Cap Special Values Fund returned 66.92% compared to 79.38% for the Russell 2000® Value Index.

*	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2021
1 Year	5 Years	10 Years
66.92%	13.46%	11.71%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

426

VALIC Company I Small Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with J.P. Morgan Investment Management Inc.

The Small Cap Value Fund posted a return of 64.80% for the nine-month period ending May 31, 2021, compared to a return of 62.08% for the Russell 2000® Value Index.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Utilities; Materials; Real Estate

Security selection in the following sectors: Financials; Health Care; Industrials

Position weightings: Dillard’s, Inc.; ArcBest Corp.; Owens & Minor, Inc.

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Consumer Discretionary; Information Technology; Industrials

Security selection in the following sectors: Information Technology; Utilities; Materials

Position weightings: Gamestop Corp.; 3D Systems Corp.; United States Steel Corp.

For the nine-month period ended May 31, 2021, the Small Cap Value Fund returned 64.80% compared to 62.08% for the Russell 2000® Value Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Total Return for Nine Months Ended May 31, 2021	Average Annual Total Return as of May 31, 2021
	1 Year	5 Years	10 Years
64.80%	80.80%	11.98%	9.28%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

427

VALIC Company I Stock Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Stock Index Fund posted a return of 39.93% for the twelve-month period ended May 31, 2021, compared to a return of 40.32% for the S&P 500® Index.

The Fund is passively managed to match the S&P 500® Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

During the Period:

The following contributed to the Fund’s return:

Allocations in the following sectors: Information technology; Financials; Consumer discretionary

Position weightings: Apple, Inc.; Microsoft Corp.; Amazon.com, Inc.

The following detracted from the Fund’s return:

Position weightings: Intel Corp.; Tesla, Inc.; Vertex Pharmaceuticals, Inc.

For the year ended May 31, 2021, the Stock Index Fund returned 39.93% compared to 40.32% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®,” “S&P®,” and “S&P 500®,” are trademarks of S&P. The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2021
1 Year	5 Years	10 Years
39.93%	16.79%	14.00%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

428

VALIC Company I Systematic Core Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Systematic Core Fund posted a return of 43.72% for the twelve-month period ended May 31, 2021, compared to a return of 42.66% for the Russell 1000® Index.

A discussion with Goldman Sachs Asset Management, L.P.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Consumer discretionary; Information technology; Utilities

Security selection in the following sectors: Consumer discretionary; Information technology; Utilities

Position weightings: Kohl’s Corp.; L Brands, Inc.; Capri Holdings, Ltd.

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Financials; Consumer staples; Health care

Security selection in the following sectors: Utilities; Materials; Energy

Position weightings: Tesla, Inc.; Vistra Corp.

For the year ended May 31, 2021, the Systematic Core Fund returned 43.72% compared to 42.66% for the Russell 1000® Index.

*	The Russell 1000® Index is a market capitalization-weighted benchmark index made up of the 1,000 largest U.S. stocks in the Russell 3000® Index.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2021
1 Year	5 Years	10 Years
43.72%	17.47%	13.56%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

429

VALIC Company I Systematic Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Systematic Value Fund posted a return of 36.90% for the twelve-month period ended May 31, 2021, compared to a return of 44.38% for the Russell 1000® Value Index.

A discussion with Wellington Management Company LLP

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Utilities; Financials; Communications services

Security selection in the following sectors: Communications services; Real estate; Energy

Position weightings: ViacomCBS, Inc.; Discovery, Inc.; Devon Energy Corp.

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Consumer staples; Health care; Information technology

Security selection in the following sectors: Industrials; Financials; Consumer staples

Position weightings: Bristol-Meyers Squibb Co.; L3Harris Technologies, Inc.; CBOE Global Markets, Inc.

For the year ended May 31, 2021, the Systematic Value Fund returned 36.90% compared to 44.38% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2021
1 Year	5 Years	10 Years
36.90%	11.17%	10.20%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

430

VALIC Company I U.S. Socially Responsible Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The U.S. Socially Responsible Fund posted a return of 23.38% for the nine-month period ending May 31, 2021, compared to its benchmark, the S&P 500® Index, which returned 21.50%.

The Fund is an optimized portfolio which seeks to track the S&P 500® Index while investing in socially responsive companies. The Fund’s criteria do not permit investment in companies whose businesses rely significantly on alcohol, firearms, gambling, tobacco, nuclear power, or production of weaponry. Furthermore, companies deemed to have poor labor/employee relations or environmental records are also screened out of the investable universe. These criteria may create differences in Fund performance relative to that of the Benchmark.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sector: Financials

Security selection in the following sectors: Information Technology; Consumer Discretionary; Telecommunication Services

Position weightings: Apple, Inc.; Amazon.com, Inc.; Proctor & Gamble Co.

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sector: Information Technology

Security selection in the following sectors: Financials; Real Estate; Utilities

Position weightings: JPMorgan Chase & Co.; Verizon Communications, Inc.; Adobe, Inc.

For the nine-month period ended May 31, 2021, the U.S. Socially Responsible Fund returned 23.38% compared to 21.50% for the S&P 500® Index. Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1 Organization). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Total Return for Nine Months Ended May 31, 2021	Average Annual Total Return as of May 31, 2021
	1 Year	5 Years	10 Years
23.38%	38.75%	16.23%	14.04%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

431

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS

Filed under Rule 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC COMPANY I

Core Equity Fund

Supplement dated April 6, 2021 to the

Summary Prospectus, Prospectus and Statement of Additional Information,

each dated October 1, 2020, as supplemented and amended to date

At a meeting of the shareholders of the Core Equity Fund (the “Target Fund”) held on April 5, 2021, shareholders approved the reorganization of the Target Fund into the Systematic Core Fund (the “Acquiring Fund”), each a series of VALIC Company I (the “Reorganization”).

Pursuant to the Reorganization, the assets and liabilities of the Target Fund will be exchanged for shares of the Acquiring Fund, and Target Fund shareholders will become shareholders of the Acquiring Fund. The Acquiring Fund shares to be received by Target Fund shareholders will be equal in value to the Target Fund shares held by such shareholders immediately prior to the Reorganization.

The Reorganization is expected to close on or about April 19, 2021. Until the Reorganization is completed, the Target Fund will continue sales and redemptions of its shares as described in its Prospectus. After the Reorganization is complete, the Target Fund will be liquidated.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC COMPANY I

Health Sciences Fund

Supplement dated April 6, 2021 to the

Summary Prospectus, Prospectus and Statement of Additional Information,

each dated October 1, 2020, as supplemented and amended to date

At a meeting of the shareholders of the Health Sciences Fund (the “Target Fund”) held on April 5, 2021, shareholders approved the reorganization of the Target Fund into the Science & Technology Fund (the “Acquiring Fund”), each a series of VALIC Company I (the “Reorganization”).

Pursuant to the Reorganization, the assets and liabilities of the Target Fund will be exchanged for shares of the Acquiring Fund, and Target Fund shareholders will become shareholders of the Acquiring Fund. The Acquiring Fund shares to be received by Target Fund shareholders will be equal in value to the Target Fund shares held by such shareholders immediately prior to the Reorganization.

The Reorganization is expected to close on or about April 19, 2021. Until the Reorganization is completed, the Target Fund will continue sales and redemptions of its shares as described in its Prospectus. After the Reorganization is complete, the Target Fund will be liquidated.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC COMPANY I

Large Cap Core Fund

Supplement dated April 6, 2021 to the

Summary Prospectus, Prospectus and Statement of Additional Information,

each dated October 1, 2020, as supplemented and amended to date

At a meeting of the shareholders of the Large Cap Core Fund (the “Target Fund”) held on April 5, 2021, shareholders approved the reorganization of the Target Fund into the Systematic Core Fund (the “Acquiring Fund”), each a series of VALIC Company I (the “Reorganization”).

Pursuant to the Reorganization, the assets and liabilities of the Target Fund will be exchanged for shares of the Acquiring Fund, and Target Fund shareholders will become shareholders of the Acquiring Fund. The Acquiring Fund shares to be received by Target Fund shareholders will be equal in value to the Target Fund shares held by such shareholders immediately prior to the Reorganization.

The Reorganization is expected to close on or about April 19, 2021. Until the Reorganization is completed, the Target Fund will continue sales and redemptions of its shares as described in its Prospectus. After the Reorganization is complete, the Target Fund will be liquidated.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

432

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rule 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC COMPANY I

Small-Mid Growth Fund

Supplement dated April 6, 2021 to the

Summary Prospectus, Prospectus and Statement of Additional Information,

each dated October 1, 2020, as supplemented and amended to date

At a meeting of the shareholders of the Small-Mid Growth Fund (the “Target Fund”) held on April 5, 2021, shareholders approved the reorganization of the Target Fund into the Mid Cap Strategic Growth Fund (the “Acquiring Fund”), each a series of VALIC Company I (the “Reorganization”).

Pursuant to the Reorganization, the assets and liabilities of the Target Fund will be exchanged for shares of the Acquiring Fund, and Target Fund shareholders will become shareholders of the Acquiring Fund. The Acquiring Fund shares to be received by Target Fund shareholders will be equal in value to the Target Fund shares held by such shareholders immediately prior to the Reorganization.

The Reorganization is expected to close on or about April 19, 2021. Until the Reorganization is completed, the Target Fund will continue sales and redemptions of its shares as described in its Prospectus. After the Reorganization is complete, the Target Fund will be liquidated.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC COMPANY I

Value Fund

Supplement dated April 6, 2021 to the

Summary Prospectus, Prospectus and Statement of Additional Information,

each dated October 1, 2020, as supplemented and amended to date

At a meeting of the shareholders of the Value Fund (the “Target Fund”) held on April 5, 2021, shareholders approved the reorganization of the Target Fund into the Systematic Value Fund (the “Acquiring Fund”), each a series of VALIC Company I (the “Reorganization”).

Pursuant to the Reorganization, the assets and liabilities of the Target Fund will be exchanged for shares of the Acquiring Fund, and Target Fund shareholders will become shareholders of the Acquiring Fund. The Acquiring Fund shares to be received by Target Fund shareholders will be equal in value to the Target Fund shares held by such shareholders immediately prior to the Reorganization.

The Reorganization is expected to close on or about April 19, 2021. Until the Reorganization is completed, the Target Fund will continue sales and redemptions of its shares as described in its Prospectus. After the Reorganization is complete, the Target Fund will be liquidated.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

433

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rule 497(k)

Registration No. 002-83631

VALIC COMPANY I

(the “Company”)

Core Equity Fund

Health Sciences Fund

Large Cap Core Fund

Small-Mid Growth Fund

Value Fund

(each, a “Fund”)

Supplement dated April 27, 2021, to each Fund’s Summary

Prospectus, each dated October 1, 2020, as supplemented and

amended to date

Effective April 19, 2021, each Fund (each, a “Target Fund”) reorganized into another series of the Company (each, an “Acquiring Fund”) as described below. Accordingly, each Fund is no longer offered.

Target Fund	Acquiring Fund
Core Equity Fund	Systematic Core Fund
Health Sciences Fund	Science & Technology Fund
Large Cap Core Fund	Systematic Core Fund
Small-Mid Growth Fund	Mid Cap Strategic Growth Fund
Value Fund	Systematic Value Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

434

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 002-83631

VALIC COMPANY I

International Growth Fund

(the “Fund”)

Supplement dated April 30, 2021 to the Summary Prospectus and Prospectus,

each dated October 1, 2020, as supplemented and amended to date

At a meeting held on April 26-27, 2021, the Board of Directors of VALIC Company I (the “Board”) approved a sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Morgan Stanley Investment Management Inc. (“MSIM”), the Fund’s subadviser, and Morgan Stanley Investment Management Company (“MSIM Co.”), which will become effective on April 30, 2021 (the “Effective Date”).

The Board has the authority, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote under certain conditions. Shareholders of record as of the close of business on the Effective Date will receive a notice that explains how to access an Information Statement, which will include more information about MSIM Co. and the Sub-Subadvisory Agreement.

On the Effective Date, the following changes to the Summary Prospectus and Prospectus will become effective:

The second paragraph of the subsection entitled “Performance Information” is deleted in its entirety and replaced with the following:

American Century Investment Management, Inc. served as subadviser of the Fund from its inception until March 7, 2018. Invesco Advisers, Inc. and Massachusetts Financial Services Company have served as co-subadvisers from June 20, 2005 to March 7, 2018. Morgan Stanley Investment Management Inc. (“MSIM”) assumed sole subadvisory duties of the Fund on March 8, 2018. On April 30, 2021, Morgan Stanley Investment Management Company (“MSIM Co.”) began to serve as the sub-subadviser to the Fund pursuant to a sub-subadvisory agreement between MSIM and MSIM Co.

The second sentence of the subsection entitled “Investment Adviser” is deleted in its entirety and replaced with the following:

The Fund is subadvised by MSIM. MSIM Co. serves as the sub-subadviser to the Fund.

On the Effective Date, the following change to the Prospectus will become effective:

The subsection entitled “Management – Investment Subadvisers – International Growth Fund” is deleted in its entirety and replaced with the following:

International Growth Fund

Morgan Stanley Investment Management Inc. (“MSIM”)

522 Fifth Avenue, New York, NY 10036

MSIM is a subsidiary of Morgan Stanley and conducts a worldwide portfolio management business providing a broad range of services to customers in the United States and abroad. MSIM is located at 522 Fifth Avenue, New York, NY 10036. As of June 30, 2020, MSIM together with its affiliated asset management companies had approximately $665 billion in assets under management.

Morgan Stanley Investment Management Company (“MSIM Co.”) serves as the sub-subadviser to the Fund. MSIM Co. is located at 23 Church Street, #16-01 Capital Square, Singapore, Singapore 049481. The firm is a wholly-owned subsidiary of Morgan Stanley, a publicly owned financial services company.

The Fund is managed by members of the Global Opportunity team. The team consists of portfolio managers and analysts. Kristian Heugh is the lead portfolio manager and is primarily responsible for the day-to-day management of the Fund. Mr. Heugh has been associated with MSIM in an investment management capacity since 2001. Wendy Wang is a co-portfolio manager and is primarily responsible for day-to-day management of the Fund. Ms. Wang has been associated with MSIM in an investment capacity since 2012.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

435

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rule 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC Company I

Systematic Value Fund

(the “Fund”)

Supplement dated May 3, 2021, to the Fund’s Summary Prospectus and Prospectus,

each dated October 1, 2020, as supplemented and amended to date

Effective immediately, the following changes to the Summary Prospectus and Prospectus are made:

The first paragraph in the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following paragraph:

The Fund seeks to achieve its investment objective by investing primarily in equity securities of U.S. large- and mid-cap companies. Companies are determined to be large- or mid-cap based on the inclusion of their equity securities in the Russell 1000® Value Index, whose constituents are companies that exhibit certain value qualities, as defined by the index provider, such as lower price-to-book ratios and lower expected growth values. Generally, these companies will have a market capitalization of at least $966.6 million. The equity securities in which the Fund invests include common stock, preferred stock, convertible securities, rights and warrants.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(k)

Registration No. 002-83631

VALIC COMPANY I

(the “Company”)

Capital Conservation Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

(each, a “Target Fund”)

Supplement dated May 13, 2021, to each Target Fund’s

Summary Prospectus, each dated October 1, 2020, as

supplemented and amended to date

At a meeting of shareholders held on May 11, 2021, shareholders of each Target Fund approved the reorganization of their respective Target Fund into a corresponding series of the Company, as set out in the below table under the heading “Acquiring Fund” (each, a “Reorganization”).

Target Fund	Acquiring Fund
Capital Conservation Fund	Core Bond Fund
Small Cap Aggressive Growth Fund	Small Cap Growth Fund
Small Cap Fund	Small Cap Growth Fund

Pursuant to each Reorganization, the assets and liabilities of the respective Target Fund will be exchanged for shares of the corresponding Acquiring Fund, and Target Fund shareholders will become shareholders of the Acquiring Fund. The Acquiring Fund shares to be received by Target Fund shareholders will be equal in value to the Target Fund shares held by such shareholders immediately prior to their respective Reorganization.

Each Reorganization is expected to close on or about May 24, 2021 (the “Closing Date”). Until a Reorganization is completed, the respective Target Fund will continue sales and redemptions of its shares as described in its Prospectus. After a Reorganization is complete, the Target Fund will be liquidated. On the Closing Date, each Target Fund will no longer be offered.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

436

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

VALIC Company I

Capital Appreciation Fund

(the “Fund”)

Supplement dated June 25, 2021 to the Summary Prospectuses and the Prospectuses of the Fund,

each dated May 25, 2021, as supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectus entitled “Investment Adviser-Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since		Title
Ernesto Ramos	2021	*	Head of Disciplined Equity, Managing Director
Jason C. Hans	2018	*	Director, Portfolio Manager
J.P. Gurnee	2021	*	Portfolio Manager

*	Includes management of the Predecessor Fund.

The section of the Prospectus entitled “Management-Investment Subadvisers-BMO Asset Management Corp. (“BMO Asset Management”) is deleted in its entirety and replaced with the following:

Capital Appreciation Fund

BMO Asset Management Corp. (“BMO Asset Management”)

115 S. LaSalle Street, Chicago, Illinois 60603

BMO Asset Management is a wholly-owned subsidiary of BMO Financial Corp., a financial services company headquartered in Chicago, Illinois, and an indirect wholly-owned subsidiary of the Bank of Montreal (BMO), a publicly-held Canadian diversified financial services company. As of February 28, 2021, BMO Asset Management had approximately $51.23 billion in assets under management.

The Capital Appreciation Fund is managed by Ernesto Ramos, Jason C. Hans and J.P. Gurnee. Mr. Ramos joined BMO Asset Management in 2005 where he co-managed the Fund From its inception in 2012 until December 2020 and since June 2021 serves as Head of Disciplined Equity and a Managing Director. Mr. Hans joined BMO Asset Management in 2008 where he currently serves as a Director and Portfolio Manager. Mr. Gurnee joined BMO Asset Management in 2018 where he currently serves as a Portfolio Manager. Each of Messrs. Ramos, Hans and Gurnee is a CFA charterholder.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectus and/or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

437

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

VALIC Company I

Small Cap Value Fund

(the “Fund”)

Supplement dated July 22, 2021 to the Summary Prospectuses and the Prospectuses of the Fund,

each dated May 25, 2021, as supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectus entitled “Investment Adviser-Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since		Title
Phillip Hart, CFA	2012	*	Managing Director, Head of U.S. Structured Equity
			Small and Mid Cap Team
Wonseok Choi	2019	*	Managing Director, Head of U.S. Structured Equity
			Quantitative Research
Jonathan Tse	2019	*	Executive Director, Quantitative Research
Akash Gupta	2019	*	Executive Director, Fundamental Research

*	Includes management of the Predecessor Fund.

The section of the Prospectus entitled “Management-Investment Subadvisers — J.P. Morgan Investment Management Inc. (“JPMIM”) — The Small Cap Value Fund is deleted in its entirety and replaced with the following:

The Small Cap Value Fund is managed by Phillip Hart, Wonseok Choi, Jonathan L. Tse and Akash Gupta. Mr. Hart, managing director, is the head of the U.S. Structured Equity Small and Mid Cap Group. An employee since 2003, his responsibilities include managing all of the structured equity small-cap strategies. Previously, he worked on quantitative research and the daily implementation and maintenance of portfolios for the group. Phillip obtained a B.A. in economics from Cornell University and is a CFA charterholder.

Mr. Choi, managing director, is the head of quantitative research for the U.S. Structured Equity Group. An employee since 2006, he is responsible for conducting quantitative research on proprietary models utilized in portfolio management. Prior to joining the firm, Wonseok worked as a research manager at Arrowstreet Capital, L.P., where he was involved in developing and enhancing the firm’s forecasting, risk, and transaction-cost models. Wonseok holds a Ph.D. in economics from Harvard University and a B.A. in economics from Seoul National University.

Mr. Tse, executive director, is a member of the quantitative research team for the U.S. Structured Equity Group. He joined the firm in August 2004 as an analyst in the U.S. Structured Equity Group. Prior to joining the firm, Jonathan worked as a summer intern for UBS and Credit Suisse First Boston in software and database development. Jonathan graduated in May 2004 with a B.S. in computer engineering from Columbia University. Jonathan is a CFA charterholder.

Mr. Gupta, executive director, is an analyst in the U.S. Structured Equity Small and Mid Cap Group and has been a member of the team since 2008. An employee since 2004, Akash previously spent over three years in the sell-side Equity Research Group, focusing on the electronics manufacturing supply chain sector. Akash holds a B.Tech. in electronics & communication (Gold Medalist) from I.I.T. (Indian Institute of Technology) in Roorkee, India and an M.B.A. in analytical finance from the ISB (Indian School of Business) in Hyderabad, India. He is also a CFA charterholder and a certified Financial Risk Manager (FRM).

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectus and/or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

438

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

Yvonne M. Curl

Timothy J. Ebner

Peter A. Harbeck

Kenneth J. Lavery

Eric S. Levy

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

One Lincoln St.

Boston, Massachusetts 02111

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, NY 10105

Allianz Global Investors U.S. LLC

1633 Broadway

New York, NY 10019

BlackRock Investment Management, LLC

1 University Square Dr.

Princeton, NJ 08540

BMO Asset Management Corp.

115 S. LaSalle Street

Chicago, Illinois 60603

Boston Partners Global Investors, Inc. d/b/a Boston Partners

60 East 42nd Street, Suite 1550

New York, New York 10165

Delaware Investments Fund Advisers

2005 Market Street

Philadelphia, PA 19103

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, L.P.

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

Janus Capital Management LLC

151 Detroit Street

Denver, Colorado 80206

J.P. Morgan Investment

Management Inc.

270 Park Avenue

New York, NY 10017

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, MA 02199

Morgan Stanley Investment Management, Inc.

522 Fifth Avenue, 5th Floor

New York, NY 10036

PineBridge Investments, LLC

Park Avenue Tower

65 E. 55th Street

New York, NY 10022

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Wellington Management Company LLP

280 Congress Street

Boston, MA 02210

Wells Capital Management Incorporated

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1000 Louisiana Street, Suite 5800

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

Sharon French,

Executive Vice President

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen D. Fuentes,

Vice President, Chief Legal Officer and Secretary

Kevin J. Adamson

Vice President

Gregory N. Bressler,

Vice President

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Christopher C. Joe,

Chief Compliance Officer

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

439

VALIC Company I

PROXY VOTING RESULTS – SPECIAL MEETING OF THE SHAREHOLDERS

VALIC Company I

Results of Special Shareholder Meeting

RESULTS OF SPECIAL SHAREHOLDER MEETINGS (unaudited)

On March 9, 2021, a Special Meeting of Shareholders of Growth Fund (the “Fund”) was held to consider a proposal to approve a change to the fund’s sub-classification under the Investment Company Act of 1940 from “diversified” to “non-diversified” and to eliminate the Fund’s related fundamental investment restriction. The proposal was approved and voting results of this Special Meeting were as follows:

For	Against	Abstain
55,504,747.515	9,463,019.234	4,608,683.206

On March 9, 2021, a Special Meeting of Shareholders of Science & Technology Fund (the “Fund”) was held to consider a proposal to approve a change to the fund’s sub-classification under the Investment Company Act of 1940 from “diversified” to “non-diversified” and to eliminate the Fund’s related fundamental investment restriction. The proposal was approved and voting results of this Special Meeting were as follows:

For	Against	Abstain
39,284,299.798	9,118,438.041	2,870,694.227

On April 5, 2021, a Special Meeting of Shareholders of Health Sciences Fund (the “Target Fund”) was held to consider a proposal to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) relating to the Target Fund. Pursuant to the Reorganization Agreement, the Target Fund would transfer all of its assets to the Science & Technology Fund, a series of VALIC Company I (the “Acquiring Fund”), in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Target Fund and shares of the Acquiring Fund, which shares will be distributed by the Target Fund to the holders of its shares in complete liquidation thereof. The proposal was approved and voting results of this Special Meeting were as follows:

For	Against	Abstain
25,727,705.264	6,604,182.891	2,946,648.494

On April 5, 2021, a Special Meeting of Shareholders of Large Cap Core Fund (the “Target Fund”) was held to consider a proposal to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) relating to the Target Fund. Pursuant to the Reorganization Agreement, the Target Fund would transfer all of its assets to the Systematic Core Fund, a series of VALIC Company I (the “Acquiring Fund”), in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Target Fund and shares of the Acquiring Fund, which shares will be distributed by the Target Fund to the holders of its shares in complete liquidation thereof. The proposal was approved and voting results of this Special Meeting were as follows:

For	Against	Abstain
12,623,437.043	676,977.877	707,104.354

On April 5, 2021, a Special Meeting of Shareholders of Core Equity Fund (the “Target Fund”) was held to consider a proposal to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) relating to the Target Fund. Pursuant to the Reorganization Agreement, the Target Fund would transfer all of its assets to the Systematic Core Fund, a series of VALIC Company I (the “Acquiring Fund”), in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Target Fund and shares of the Acquiring Fund, which shares will be distributed by the Target Fund to the holders of its shares in complete liquidation thereof. The proposal was approved and voting results of this Special Meeting were as follows:

For	Against	Abstain
8,926,343.001	921,713.088	634,945.704

On April 5, 2021, a Special Meeting of Shareholders of Value Fund (the “Target Fund”) was held to consider a proposal to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) relating to the Target Fund. Pursuant to the Reorganization Agreement, the Target Fund would transfer all of its assets to the Systematic Value Fund, a series of VALIC Company I (the “Acquiring Fund”), in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Target Fund and shares of the Acquiring Fund, which shares will be distributed by the Target Fund to the holders of its shares in complete liquidation thereof. The proposal was approved and voting results of this Special Meeting were as follows:

For	Against	Abstain
6,148,209.852	493,755.155	472,396.662

On April 5, 2021, a Special Meeting of Shareholders of Small-Mid Growth Fund (the “Target Fund”) was held to consider a proposal to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) relating to the Target Fund. Pursuant to the Reorganization Agreement, the Target Fund would transfer all of its assets to the Mid Cap Strategic Growth Fund, a series of VALIC Company I (the “Acquiring Fund”), in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Target Fund and shares of the Acquiring Fund, which shares will be distributed by the Target Fund to the holders of its shares in complete liquidation thereof. The proposal was approved and voting results of this Special Meeting were as follows:

For	Against	Abstain
7,207,997.879	925,294.640	762,010.918

440

VALIC Company I

On May 11, 2021, a Special Meeting of Shareholders of Capital Conservation Fund (the “Target Fund”) was held to consider a proposal to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) relating to the Target Fund. Pursuant to the Reorganization Agreement, the Target Fund would transfer all of its assets to the Core Bond Fund, a newly created series of VALIC Company I (the “Acquiring Fund”), in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Target Fund and shares of the Acquiring Fund, which shares will be distributed by the Target Fund to the holders of its shares in complete liquidation thereof. The proposal was approved and voting results of this Special Meeting were as follows:

For	Against	Abstain
24,966,189.106	775,926.804	2,133,647.802

On May 11, 2021, a Special Meeting of Shareholders of Small Cap Aggressive Growth Fund (the “Target Fund”) was held to consider a proposal to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) relating to the Target Fund. Pursuant to the Reorganization Agreement, the Target Fund would transfer all of its assets to the Small Cap Growth Fund, a newly created series of VALIC Company I (the “Acquiring Fund”), in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Target Fund and shares of the Acquiring Fund, which shares will be distributed by the Target Fund to the holders of its shares in complete liquidation thereof. The proposal was approved and voting results of this Special Meeting were as follows:

For	Against	Abstain
9,165,802.931	927,251.222	431,173.407

On May 11, 2021, a Special Meeting of Shareholders of Small Cap Fund (the “Target Fund”) was held to consider a proposal to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) relating to the Target Fund. Pursuant to the Reorganization Agreement, the Target Fund would transfer all of its assets to the Small Cap Growth Fund, a newly created series of VALIC Company I (the “Acquiring Fund”), in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Target Fund and shares of the Acquiring Fund, which shares will be distributed by the Target Fund to the holders of its shares in complete liquidation thereof. The proposal was approved and voting results of this Special Meeting were as follows:

For	Against	Abstain
21,463,869.532	2,181,793.685	1,674,898.638

441

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

The Series is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, which may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

442

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Securities and investment advisory services offered through VALIC Financial Advisors, Inc. (VFA), member FINRA, SIPC and an SEC-registered investment adviser.

Annuities are issued by The Variable Annuity Life Insurance Company (VALIC), Houston, TX. Variable annuities are distributed by its affiliate, AIG Capital Services, Inc. (ACS), member FINRA.

AIG Retirement Services represents AIG member companies — The Variable Annuity Life Insurance Company (VALIC) and its subsidiaries, VALIC Financial Advisors, Inc. (VFA) and VALIC Retirement Services Company (VRSCO). All are members of American International Group, Inc. (AIG).

© American International Group, Inc. All rights reserved.

VC 23800 (12/2020) J56912 EE

VALIC Company I

P.O. Box 3206

Houston, TX 77253-3206

VC 9530    (05/2021)    J101997

Item 2.	Code of Ethics.

VALIC Company I (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended May 31, 2021, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Thomas J. Brown, the Chairman of the registrant’s Audit Committee, qualifies as an audit committee financial expert, as defined in the instructions to Item 3(b) of Form N-CSR. Mr. Brown is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2021	2020
(a) Audit Fees	$1,084,990	$962,870
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2021	2020
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$610,825	$309,361

All other fees are for professional services rendered by the registrant’s principal accountant for services associated with issuing a SSAE18 report and Third Party Assurance report.

(e) (1)

The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

(2)

No services included in (b) - (d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2021 and 2020 were $849,920 and $309,361 respectively.

(h)

Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the most recent fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 6, 2021

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: August 6, 2021